UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (610) 407-5500

Date of fiscal year end:
February 28

Date of reporting period:
August 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Destinations Core Fixed Income Fund
Class I - DCFFX

Destinations Core Fixed Income Fund
Class Z - DCFZX

Destinations Equity Income Fund
Class I - DGEFX

Destinations Equity Income Fund
Class Z - DGEZX

Destinations Global Fixed Income Opportunities Fund
Class I - DGFFX

Destinations Global Fixed Income Opportunities Fund
Class Z - DGFZX

Destinations International Equity Fund
Class I - DIEFX

Destinations International Equity Fund
Class Z - DIEZX

Destinations Large Cap Equity Fund
Class I - DLCFX

Destinations Large Cap Equity Fund
Class Z - DLCZX

Destinations Low Duration Fixed Income Fund
Class I - DLDFX

Destinations Low Duration Fixed Income Fund
Class Z - DLDZX

Destinations Multi Strategy Alternatives Fund
Class I - DMSFX

Destinations Multi Strategy Alternatives Fund
Class Z - DMSZX

Destinations Municipal Fixed Income Fund
Class I - DMFFX

Destinations Municipal Fixed Income Fund
Class Z - DMFZX

Destinations Real Assets Fund
Class I - DRAFX

Destinations Real Assets Fund
Class Z - DRAZX

Destinations Shelter Fund
Class I - DSHFX

Destinations Shelter Fund
Class Z - DSHZX

Destinations Small-Mid Cap Equity Fund
Class I - DSMFX

Destinations Small-Mid Cap Equity Fund
Class Z - DSMZX

Destinations Core Fixed Income Fund

Class I

DCFFX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Core Fixed Income Fund seeks to maximize current income and total return, investing primarily in investment grade multi-sector fixed income securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Core Fixed Income Fund Class I from inception (March 20, 2017) to August 31, 2025 as compared with the ICE BofA US Broad Market Index.

	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,221	$10,334
Feb-18	$10,034	$10,107
Aug-18	$10,124	$10,225
Feb-19	$10,312	$10,431
Aug-19	$10,931	$11,298
Feb-20	$11,238	$11,680
Aug-20	$11,350	$12,025
Feb-21	$11,244	$11,783
Aug-21	$11,388	$12,008
Feb-22	$10,938	$11,506
Aug-22	$10,044	$10,624
Feb-23	$9,824	$10,381
Aug-23	$9,898	$10,482
Feb-24	$10,159	$10,732
Aug-24	$10,666	$11,253
Feb-25	$10,799	$11,359
Aug-25	$10,969	$11,607

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	2.84%	-0.68%	1.10%
ICE BofA US Broad Market Index	3.15%	-0.70%	1.79%

Key Fund Statistics

Total Net Assets	$1,549,703,331
Number of Portfolio Holdings	1,917
Portfolio Turnover Rate	80%
Advisory Fees Paid	$5,002,033

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in fixed income instruments. The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments. The Fund employs a multi-manager sub advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Mortgage-Backed Securities	26.8%
U.S. Government Agencies & Obligations	25.8%
Corporate Bonds & Notes	16.8%
Collateralized Mortgage Obligations	15.5%
Asset-Backed Securities	10.3%
Others	2.8%
Short-Term Investments	2.0%
Money Market Fund	0.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Core Fixed Income Fund

Class I

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC06-I

Destinations Core Fixed Income Fund

Class Z

DCFZX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Core Fixed Income Fund seeks to maximize current income and total return, investing primarily in investment grade multi-sector fixed income securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Core Fixed Income Fund Class Z from inception (July 16, 2018) to August 31, 2025 as compared with the ICE BofA US Broad Market Index.

	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,030	$10,037
Feb-19	$10,229	$10,239
Aug-19	$10,846	$11,090
Feb-20	$11,161	$11,465
Aug-20	$11,278	$11,803
Feb-21	$11,180	$11,566
Aug-21	$11,339	$11,787
Feb-22	$10,901	$11,294
Aug-22	$10,008	$10,429
Feb-23	$9,790	$10,190
Aug-23	$9,879	$10,289
Feb-24	$10,140	$10,535
Aug-24	$10,663	$11,046
Feb-25	$10,800	$11,150
Aug-25	$10,985	$11,393

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	3.02%	-0.53%	1.32%
ICE BofA US Broad Market Index	3.15%	-0.70%	1.82%

Key Fund Statistics

Total Net Assets	$1,549,703,331
Number of Portfolio Holdings	1,917
Portfolio Turnover Rate	80%
Advisory Fees Paid	$5,002,033

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in fixed income instruments. The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments. The Fund employs a multi-manager sub advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Mortgage-Backed Securities	26.8%
U.S. Government Agencies & Obligations	25.8%
Corporate Bonds & Notes	16.8%
Collateralized Mortgage Obligations	15.5%
Asset-Backed Securities	10.3%
Others	2.8%
Short-Term Investments	2.0%
Money Market Fund	0.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Core Fixed Income Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC06-Z

Destinations Equity Income Fund

Class I

DGEFX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Equity Income Fund seeks to provide a high level of current income with long-term capital appreciation, investing primarily in dividend-paying equity securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Equity Income Fund Class I from inception (March 20, 2017) to August 31, 2025 as compared with the FTSE All World Developed Index.

	Class I	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,146	$10,660	$10,546
Feb-18	$10,435	$11,625	$11,184
Aug-18	$10,934	$12,023	$10,962
Feb-19	$11,220	$11,607	$10,866
Aug-19	$11,380	$11,986	$10,762
Feb-20	$11,132	$12,115	$10,546
Aug-20	$11,073	$14,014	$10,691
Feb-21	$12,286	$15,716	$12,419
Aug-21	$14,014	$18,165	$13,762
Feb-22	$14,705	$17,275	$13,990
Aug-22	$13,927	$15,360	$12,683
Feb-23	$14,583	$15,988	$13,569
Aug-23	$14,618	$17,742	$14,016
Feb-24	$15,458	$19,925	$15,119
Aug-24	$17,460	$22,025	$16,796
Feb-25	$18,405	$22,924	$17,281
Aug-25	$19,783	$25,490	$19,226

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	13.30%	12.31%	8.38%
FTSE All World Developed Index	15.73%	12.71%	11.65%
FTSE All-World High Dividend Yield Index	14.46%	12.45%	8.01%

Key Fund Statistics

Total Net Assets	$477,551,789
Number of Portfolio Holdings	167
Portfolio Turnover Rate	38%
Advisory Fees Paid	$1,646,717

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in dividend-paying securities of both U.S.-based and foreign companies. The Fund invests primarily in common stock, preferred stock, interests in Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs) and equity-linked notes that are believed to be attractively valued and to have the potential for long-term growth. The Fund employs a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	82.8%
Exchange Traded Funds (ETFs)	14.3%
Convertible Preferred Stock	0.6%
Limited Partnership	0.5%
Warrant	0.3%
Short-Term Investments	1.4%
Money Market Fund	0.1%
Total	100.0%

Sector Allocation

(% of Total Investments)

Financial	21.2%
Consumer Non-cyclical	17.2%
Utilities	9.9%
Energy	9.5%
Exchange Traded Funds (ETFs)	14.3%
Others	26.4%
Short-Term Investments	1.4%
Money Market Fund	0.1%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Equity Income Fund

Class I

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC03-I

Destinations Equity Income Fund

Class Z

DGEZX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Equity Income Fund seeks to provide a high level of current income with long-term capital appreciation, investing primarily in dividend-paying equity securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Equity Income Fund Class Z from inception (July 16, 2018) to August 31, 2025 as compared with the FTSE All World Developed Index.

	Class Z	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,190	$10,217	$10,104
Feb-19	$10,451	$9,863	$10,016
Aug-19	$10,621	$10,185	$9,920
Feb-20	$10,390	$10,295	$9,720
Aug-20	$10,338	$11,908	$9,854
Feb-21	$11,495	$13,355	$11,447
Aug-21	$13,112	$15,436	$12,686
Feb-22	$13,772	$14,679	$12,895
Aug-22	$13,050	$13,052	$11,690
Feb-23	$13,671	$13,586	$12,508
Aug-23	$13,725	$15,076	$12,919
Feb-24	$14,514	$16,931	$13,936
Aug-24	$16,420	$18,716	$15,482
Feb-25	$17,316	$19,479	$15,929
Aug-25	$18,630	$21,660	$17,721

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	13.46%	12.50%	9.17%
FTSE All World Developed Index	15.73%	12.71%	11.39%
FTSE All-World High Dividend Yield Index	14.46%	12.45%	8.30%

Key Fund Statistics

Total Net Assets	$477,551,789
Number of Portfolio Holdings	167
Portfolio Turnover Rate	38%
Advisory Fees Paid	$1,646,717

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in dividend-paying securities of both U.S.-based and foreign companies. The Fund invests primarily in common stock, preferred stock, interests in Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs) and equity-linked notes that are believed to be attractively valued and to have the potential for long-term growth. The Fund employs a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	82.8%
Exchange Traded Funds (ETFs)	14.3%
Convertible Preferred Stock	0.6%
Limited Partnership	0.5%
Warrant	0.3%
Short-Term Investments	1.4%
Money Market Fund	0.1%
Total	100.0%

Sector Allocation

(% of Total Investments)

Financial	21.2%
Consumer Non-cyclical	17.2%
Utilities	9.9%
Energy	9.5%
Exchange Traded Funds (ETFs)	14.3%
Others	26.4%
Short-Term Investments	1.4%
Money Market Fund	0.1%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Equity Income Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC03-Z

Destinations Global Fixed Income Opportunities Fund

Class I

DGFFX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Global Fixed Income Opportunities Fund seeks to maximize total return and invests in global investment grade credit, global high yield credit, global sovereign debt, bank loans, preferred securities and convertible securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$54	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Global Fixed Income Opportunities Fund Class I from inception (March 20, 2017) to August 31, 2025 as compared with the ICE BofA Global Broad Market (USD Hedged).

	Class I	ICE BofA Global Broad Market (USD Hedged)
Mar-17	$10,000	$10,000
Aug-17	$10,301	$10,294
Feb-18	$10,334	$10,219
Aug-18	$10,441	$10,358
Feb-19	$10,562	$10,619
Aug-19	$10,877	$11,488
Feb-20	$11,003	$11,730
Aug-20	$11,007	$11,892
Feb-21	$11,671	$11,746
Aug-21	$11,897	$11,956
Feb-22	$11,846	$11,476
Aug-22	$11,495	$10,655
Feb-23	$11,623	$10,423
Aug-23	$11,921	$10,603
Feb-24	$12,666	$10,920
Aug-24	$13,233	$11,367
Feb-25	$13,677	$11,527
Aug-25	$14,138	$11,704

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	6.83%	5.13%	4.17%
ICE BofA Global Broad Market (USD Hedged)	2.96%	-0.32%	1.87%

Key Fund Statistics

Total Net Assets	$711,051,007
Number of Portfolio Holdings	527
Portfolio Turnover Rate	54%
Advisory Fees Paid	$2,723,893

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities including global investment grade and non-investment grade debt, global sovereign debt, bank loans, preferred securities and convertible securities. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	77.7%
Senior Loans	7.6%
Common Stocks	2.4%
Sovereign Bonds	1.9%
Exchange Traded Fund (ETF)	1.8%
Others	2.1%
Short-Term Investments	6.0%
Money Market Fund	0.5%
Total	100.0%

Country Weightings

(% of Total Investments)

United States	45.8%
Luxembourg	6.9%
United Kingdom	5.6%
Mexico	3.9%
Germany	2.9%
Others	28.4%
Short-Term Investments	6.0%
Money Market Fund	0.5%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Global Fixed Income Opportunities Fund

Class I

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC08-I

Destinations Global Fixed Income Opportunities Fund

Class Z

DGFZX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Global Fixed Income Opportunities Fund seeks to maximize total return and invests in global investment grade credit, global high yield credit, global sovereign debt, bank loans, preferred securities and convertible securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Global Fixed Income Opportunities Fund Class Z from inception (July 16, 2018) to August 31, 2025 as compared with the ICE BofA Global Broad Market (USD Hedged).

	Class Z	ICE BofA Global Broad Market (USD Hedged)
Jul-18	$10,000	$10,000
Aug-18	$10,050	$9,997
Feb-19	$10,172	$10,249
Aug-19	$10,488	$11,088
Feb-20	$10,616	$11,321
Aug-20	$10,628	$11,478
Feb-21	$11,288	$11,337
Aug-21	$11,500	$11,539
Feb-22	$11,468	$11,077
Aug-22	$11,144	$10,284
Feb-23	$11,260	$10,060
Aug-23	$11,563	$10,233
Feb-24	$12,293	$10,539
Aug-24	$12,855	$10,971
Feb-25	$13,298	$11,125
Aug-25	$13,760	$11,296

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	7.04%	5.30%	4.56%
ICE BofA Global Broad Market (USD Hedged)	2.96%	-0.32%	1.71%

Key Fund Statistics

Total Net Assets	$711,051,007
Number of Portfolio Holdings	527
Portfolio Turnover Rate	54%
Advisory Fees Paid	$2,723,893

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities including global investment grade and non-investment grade debt, global sovereign debt, bank loans, preferred securities and convertible securities. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	77.7%
Senior Loans	7.6%
Common Stocks	2.4%
Sovereign Bonds	1.9%
Exchange Traded Fund (ETF)	1.8%
Others	2.1%
Short-Term Investments	6.0%
Money Market Fund	0.5%
Total	100.0%

Country Weightings

(% of Total Investments)

United States	45.8%
Luxembourg	6.9%
United Kingdom	5.6%
Mexico	3.9%
Germany	2.9%
Others	28.4%
Short-Term Investments	6.0%
Money Market Fund	0.5%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Global Fixed Income Opportunities Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC08-Z

Destinations International Equity Fund

Class I

DIEFX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations International Equity Fund seeks long-term capital appreciation and invests in equity securities of foreign markets, including emerging and frontier markets, across market capitalizations.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$57	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations International Equity Fund Class I from inception (March 20, 2017) to August 31, 2025 as compared with the FTSE All-World ex US Index.

	Class I	FTSE All-World ex US Index
Mar-17	$10,000	$10,000
Aug-17	$11,050	$10,942
Feb-18	$11,770	$11,795
Aug-18	$11,509	$11,306
Feb-19	$11,098	$11,009
Aug-19	$11,415	$10,926
Feb-20	$11,644	$10,948
Aug-20	$13,662	$11,866
Feb-21	$15,561	$13,880
Aug-21	$16,468	$14,900
Feb-22	$14,261	$13,899
Aug-22	$12,128	$12,049
Feb-23	$12,967	$12,901
Aug-23	$13,631	$13,473
Feb-24	$14,373	$14,539
Aug-24	$15,771	$15,903
Feb-25	$15,515	$15,894
Aug-25	$17,852	$18,378

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	13.19%	5.49%	7.07%
FTSE All-World ex US Index	15.56%	9.14%	7.46%

Key Fund Statistics

Total Net Assets	$1,933,108,586
Number of Portfolio Holdings	1,696
Portfolio Turnover Rate	26%
Advisory Fees Paid	$7,576,527

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest primarily in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Financial	22.7%
Industrial	17.2%
Consumer Non-cyclical	14.4%
Technology	9.9%
Exchange Traded Funds (ETFs)	6.2%
Others	27.8%
Short-Term Investments	1.5%
Money Market Fund	0.3%
Total	100.0%

Country Weightings

(% of Total Investments)

Japan	13.9%
United Kingdom	9.4%
United States	8.1%
France	6.8%
Canada	6.2%
Others	53.9%
Short-Term Investments	1.5%
Money Market Fund	0.2%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Common Stocks	91.9%
Exchange Traded Funds (ETFs)	6.2%
Preferred Stocks	0.2%
Warrants	0.0%
Rights	0.0%
Short-Term Investments	1.5%
Money Market Fund	0.2%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations International Equity Fund

Class I

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC04-I

Destinations International Equity Fund

Class Z

DIEZX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations International Equity Fund seeks long-term capital appreciation and invests in equity securities of foreign markets, including emerging and frontier markets, across market capitalizations.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$49	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations International Equity Fund Class Z from inception (July 16, 2018) to August 31, 2025 as compared with the FTSE All-World ex US Index.

	Class Z	FTSE All-World ex US Index
Jul-18	$10,000	$10,000
Aug-18	$10,000	$9,968
Feb-19	$9,657	$9,706
Aug-19	$9,942	$9,633
Feb-20	$10,145	$9,652
Aug-20	$11,925	$10,462
Feb-21	$13,585	$12,237
Aug-21	$14,389	$13,136
Feb-22	$12,476	$12,254
Aug-22	$10,607	$10,623
Feb-23	$11,356	$11,374
Aug-23	$11,951	$11,879
Feb-24	$12,612	$12,818
Aug-24	$13,842	$14,021
Feb-25	$13,630	$14,013
Aug-25	$15,696	$16,202

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	13.39%	5.65%	6.50%
FTSE All-World ex US Index	15.56%	9.14%	6.96%

Key Fund Statistics

Total Net Assets	$1,933,108,586
Number of Portfolio Holdings	1,696
Portfolio Turnover Rate	26%
Advisory Fees Paid	$7,576,527

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest primarily in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Financial	22.7%
Industrial	17.2%
Consumer Non-cyclical	14.4%
Technology	9.9%
Exchange Traded Funds (ETFs)	6.2%
Others	27.8%
Short-Term Investments	1.5%
Money Market Fund	0.3%
Total	100.0%

Country Weightings

(% of Total Investments)

Japan	13.9%
United Kingdom	9.4%
United States	8.1%
France	6.8%
Canada	6.2%
Others	53.9%
Short-Term Investments	1.5%
Money Market Fund	0.2%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Common Stocks	91.9%
Exchange Traded Funds (ETFs)	6.2%
Preferred Stocks	0.2%
Warrants	0.0%
Rights	0.0%
Short-Term Investments	1.5%
Money Market Fund	0.2%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations International Equity Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC04-Z

Destinations Large Cap Equity Fund

Class I

DLCFX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Large Cap Equity Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$44	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Large Cap Equity Fund Class I from inception (March 20, 2017) to August 31, 2025 as compared with the Russell 1000 Index.

	Class I	Russell 1000 Index
Mar-17	$10,000	$10,000
Aug-17	$10,680	$10,504
Feb-18	$11,789	$11,619
Aug-18	$12,554	$12,585
Feb-19	$12,111	$12,199
Aug-19	$12,497	$12,899
Feb-20	$12,628	$13,153
Aug-20	$15,116	$15,801
Feb-21	$17,167	$17,663
Aug-21	$20,114	$20,897
Feb-22	$18,451	$20,086
Aug-22	$16,432	$18,188
Feb-23	$17,120	$18,438
Aug-23	$19,157	$20,989
Feb-24	$21,945	$23,935
Aug-24	$23,994	$26,572
Feb-25	$25,250	$28,270
Aug-25	$27,334	$30,886

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	13.92%	12.58%	12.59%
Russell 1000 Index	16.24%	14.34%	14.19%

Key Fund Statistics

Total Net Assets	$3,580,756,089
Number of Portfolio Holdings	317
Portfolio Turnover Rate	49%
Advisory Fees Paid	$10,936,146

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	93.5%
Exchange Traded Funds (ETFs)	5.7%
Preferred Stocks	0.0%
Short-Term Investments	0.8%
Total	100.0%

Sector Allocation

(% of Total Investments)

Technology	27.7%
Financial	17.1%
Communications	12.4%
Consumer Non-cyclical	11.9%
Industrial	9.8%
Exchange Traded Funds (ETFs)	5.7%
Others	14.6%
Short-Term Investments	0.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Large Cap Equity Fund

Class I

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC01-I

Destinations Large Cap Equity Fund

Class Z

DLCZX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Large Cap Equity Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$36	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Large Cap Equity Fund Class Z from inception (July 16, 2018) to August 31, 2025 as compared with the Russell 1000 Index.

	Class Z	Russell 1000 Index
Jul-18	$10,000	$10,000
Aug-18	$10,270	$10,397
Feb-19	$9,906	$10,077
Aug-19	$10,231	$10,656
Feb-20	$10,347	$10,866
Aug-20	$12,385	$13,053
Feb-21	$14,088	$14,591
Aug-21	$16,508	$17,263
Feb-22	$15,167	$16,593
Aug-22	$13,512	$15,025
Feb-23	$14,080	$15,231
Aug-23	$15,773	$17,339
Feb-24	$18,093	$19,772
Aug-24	$19,788	$21,951
Feb-25	$20,841	$23,354
Aug-25	$22,581	$25,515

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	14.11%	12.76%	12.06%
Russell 1000 Index	16.24%	14.34%	13.97%

Key Fund Statistics

Total Net Assets	$3,580,756,089
Number of Portfolio Holdings	317
Portfolio Turnover Rate	49%
Advisory Fees Paid	$10,936,146

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	93.5%
Exchange Traded Funds (ETFs)	5.7%
Preferred Stocks	0.0%
Short-Term Investments	0.8%
Total	100.0%

Sector Allocation

(% of Total Investments)

Technology	27.7%
Financial	17.1%
Communications	12.4%
Consumer Non-cyclical	11.9%
Industrial	9.8%
Exchange Traded Funds (ETFs)	5.7%
Others	14.6%
Short-Term Investments	0.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Large Cap Equity Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC01-Z

Destinations Low Duration Fixed Income Fund

Class I

DLDFX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Low Duration Fixed Income Fund seeks current income and invests in multi-sector fixed income, investment-grade corporate credit, high yield corporate credit and low duration securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$50	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Low Duration Fixed Income Fund Class I from inception (March 20, 2017) to August 31, 2025 as compared with the ICE BofA US Broad Market Index.

	Class I	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,080	$10,334	$10,089
Feb-18	$10,152	$10,107	$10,025
Aug-18	$10,304	$10,225	$10,111
Feb-19	$10,434	$10,431	$10,280
Aug-19	$10,623	$11,298	$10,580
Feb-20	$10,705	$11,680	$10,781
Aug-20	$10,605	$12,025	$10,968
Feb-21	$11,050	$11,783	$10,991
Aug-21	$11,232	$12,008	$11,018
Feb-22	$11,461	$11,506	$10,822
Aug-22	$11,213	$10,624	$10,573
Feb-23	$11,467	$10,381	$10,542
Aug-23	$11,786	$10,482	$10,741
Feb-24	$12,360	$10,732	$11,031
Aug-24	$12,798	$11,253	$11,416
Feb-25	$13,086	$11,359	$11,645
Aug-25	$13,412	$11,607	$11,948

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	4.79%	4.81%	3.52%
ICE BofA US Corporate & Government (1-3 Yr) Index	4.65%	1.73%	2.13%
ICE BofA US Broad Market Index	3.15%	-0.70%	1.79%

Key Fund Statistics

Total Net Assets	$284,490,728
Number of Portfolio Holdings	496
Portfolio Turnover Rate	37%
Advisory Fees Paid	$981,319

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans and money market instruments. The Fund will normally be constructed with an average total portfolio duration of three years or less. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Mortgage Securities	15.1%
Consumer Non-cyclical	11.3%
Government	10.1%
Asset Backed Securities	9.4%
Exchange Traded Funds (ETFs)	11.4%
Others	34.5%
Short-Term Investments	7.4%
Money Market Fund	0.8%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	40.7%
Collateralized Mortgage Obligations	13.3%
Exchange Traded Fund (ETF)	11.4%
Asset-Backed Securities	10.3%
U.S. Government Agencies & Obligations	10.0%
Others	6.1%
Short-Term Investments	7.4%
Money Market Fund	0.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Low Duration Fixed Income Fund

Class I

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC07-I

Destinations Low Duration Fixed Income Fund

Class Z

DLDZX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Low Duration Fixed Income Fund seeks current income and invests in multi-sector fixed income, investment-grade corporate credit, high yield corporate credit and low duration securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Low Duration Fixed Income Fund Class Z from inception (July 16, 2018) to August 31, 2025 as compared with the ICE BofA US Broad Market Index.

	Class Z	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,060	$10,037	$10,039
Feb-19	$10,154	$10,239	$10,207
Aug-19	$10,351	$11,090	$10,504
Feb-20	$10,448	$11,465	$10,703
Aug-20	$10,349	$11,803	$10,889
Feb-21	$10,792	$11,566	$10,912
Aug-21	$10,975	$11,787	$10,939
Feb-22	$11,210	$11,294	$10,744
Aug-22	$10,981	$10,429	$10,497
Feb-23	$11,242	$10,190	$10,467
Aug-23	$11,555	$10,289	$10,665
Feb-24	$12,125	$10,535	$10,952
Aug-24	$12,575	$11,046	$11,335
Feb-25	$12,856	$11,046	$11,562
Aug-25	$13,191	$11,046	$11,862

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	4.90%	4.97%	3.99%
ICE BofA US Corporate & Government (1-3 Yr) Index	4.65%	1.73%	2.41%
ICE BofA US Broad Market Index	3.15%	-0.70%	1.82%

Key Fund Statistics

Total Net Assets	$284,490,728
Number of Portfolio Holdings	496
Portfolio Turnover Rate	37%
Advisory Fees Paid	$981,319

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans and money market instruments. The Fund will normally be constructed with an average total portfolio duration of three years or less. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Mortgage Securities	15.1%
Consumer Non-cyclical	11.3%
Government	10.1%
Asset Backed Securities	9.4%
Exchange Traded Funds (ETFs)	11.4%
Others	34.5%
Short-Term Investments	7.4%
Money Market Fund	0.8%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	40.7%
Collateralized Mortgage Obligations	13.3%
Exchange Traded Fund (ETF)	11.4%
Asset-Backed Securities	10.3%
U.S. Government Agencies & Obligations	10.0%
Others	6.1%
Short-Term Investments	7.4%
Money Market Fund	0.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Low Duration Fixed Income Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC07-Z

Destinations Multi Strategy Alternatives Fund

Class I

DMSFX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Multi Strategy Alternatives Fund seeks long-term growth of capital with reduced correlation to equity and fixed income markets and may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event driven and closed-end funds.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$65	1.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Multi Strategy Alternatives Fund Class I from inception (March 20, 2017) to August 31, 2025 as compared with the ICE BofA US Broad Market Index.

	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,095	$10,334
Feb-18	$10,394	$10,107
Aug-18	$10,601	$10,225
Feb-19	$10,509	$10,431
Aug-19	$10,471	$11,298
Feb-20	$10,903	$11,680
Aug-20	$11,102	$12,025
Feb-21	$12,112	$11,783
Aug-21	$12,335	$12,008
Feb-22	$12,263	$11,506
Aug-22	$11,919	$10,624
Feb-23	$12,493	$10,381
Aug-23	$12,974	$10,482
Feb-24	$13,805	$10,732
Aug-24	$14,246	$11,253
Feb-25	$14,455	$11,359
Aug-25	$14,844	$11,607

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	4.20%	5.98%	4.77%
ICE BofA US Broad Market Index	3.15%	-0.70%	1.79%

Key Fund Statistics

Total Net Assets	$555,563,406
Number of Portfolio Holdings	133
Portfolio Turnover Rate	30%
Advisory Fees Paid	$2,768,193

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to generate long term growth across market cycles with reduced correlation to equity and fixed income markets. The Fund may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event-driven and closed-ended funds. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Collateralized Mortgage Obligations	24.3%
Common Stocks	19.1%
Asset-Backed Securities	16.0%
Open-End Fund	14.9%
Corporate Bonds & Notes	7.4%
Others	2.3%
Short-Term Investments	15.4%
Money Market Fund	0.6%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Multi Strategy Alternatives Fund

Class I

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC09-I

Destinations Multi Strategy Alternatives Fund

Class Z

DMSZX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Multi Strategy Alternatives Fund seeks long-term growth of capital with reduced correlation to equity and fixed income markets and may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event driven and closed-end funds.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$57	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Multi Strategy Alternatives Fund Class Z from inception (July 16, 2018) to August 31, 2025 as compared with the ICE BofA US Broad Market Index.

	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,060	$10,037
Feb-19	$9,979	$10,239
Aug-19	$9,948	$11,090
Feb-20	$10,355	$11,465
Aug-20	$10,564	$11,803
Feb-21	$11,524	$11,566
Aug-21	$11,748	$11,787
Feb-22	$11,687	$11,294
Aug-22	$11,368	$10,429
Feb-23	$11,927	$10,190
Aug-23	$12,393	$10,289
Feb-24	$13,193	$10,535
Aug-24	$13,634	$11,046
Feb-25	$13,837	$11,150
Aug-25	$14,228	$11,393

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	4.36%	6.14%	5.05%
ICE BofA US Broad Market Index	3.15%	-0.70%	1.82%

Key Fund Statistics

Total Net Assets	$555,563,406
Number of Portfolio Holdings	133
Portfolio Turnover Rate	30%
Advisory Fees Paid	$2,768,193

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to generate long term growth across market cycles with reduced correlation to equity and fixed income markets. The Fund may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event-driven and closed-ended funds. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Collateralized Mortgage Obligations	24.3%
Common Stocks	19.1%
Asset-Backed Securities	16.0%
Open-End Fund	14.9%
Corporate Bonds & Notes	7.4%
Others	2.3%
Short-Term Investments	15.4%
Money Market Fund	0.6%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Multi Strategy Alternatives Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC09-Z

Destinations Municipal Fixed Income Fund

Class I

DMFFX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Municipal Fixed Income Fund seeks current income that is exempt from federal income taxation and invests in municipal fixed income of primarily investment grade.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Municipal Fixed Income Fund Class I from inception (March 20, 2017) to August 31, 2025 as compared with the ICE BofA US Municipal Securities 2-12 Year Index.

	Class I	ICE BofA US Municipal Securities 2-12 Year Index
Mar-17	$10,000	$10,000
Aug-17	$10,126	$10,355
Feb-18	$9,986	$10,167
Aug-18	$10,089	$10,308
Feb-19	$10,316	$10,583
Aug-19	$10,838	$11,070
Feb-20	$11,077	$11,305
Aug-20	$11,089	$11,421
Feb-21	$11,066	$11,463
Aug-21	$11,241	$11,667
Feb-22	$10,907	$11,297
Aug-22	$10,474	$10,929
Feb-23	$10,540	$11,006
Aug-23	$10,640	$11,095
Feb-24	$11,006	$11,478
Aug-24	$11,208	$11,653
Feb-25	$11,354	$11,806
Aug-25	$11,263	$11,977

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	0.49%	0.31%	1.41%
ICE BofA US Municipal Securities 2-12 Year Index	2.78%	0.96%	2.16%

Key Fund Statistics

Total Net Assets	$647,295,909
Number of Portfolio Holdings	495
Portfolio Turnover Rate	26%
Advisory Fees Paid	$2,014,333

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities that pay interest that is exempt from regular federal income tax. In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (included the District of Columbia) or a political subdivision, agency or instrumentality thereof, primarily in investment grade debt obligations. The Fund may employ a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Municipal Bonds	93.0%
Exchange Traded Fund (ETF)	1.1%
Short-Term Investments	5.9%
Total	100.0%

Industry Weightings

(% of Total Investments)

General Obligation	36.7%
Education	15.0%
Water and Sewer	8.6%
Airport	6.8%
Development	6.0%
Exchange Traded Fund (ETF)	1.1%
Others	19.9%
Short-Term Investments	5.9%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Municipal Fixed Income Fund

Class I

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC10-I

Destinations Municipal Fixed Income Fund

Class Z

DMFZX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Municipal Fixed Income Fund seeks current income that is exempt from federal income taxation and invests in municipal fixed income of primarily investment grade.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Municipal Fixed Income Fund Class Z from inception (July 16, 2018) to August 31, 2025 as compared with the ICE BofA US Municipal Securities 2-12 Year Index.

	Class Z	ICE BofA US Municipal Securities 2-12 Year Index
Jul-18	$10,000	$10,000
Aug-18	$10,010	$10,006
Feb-19	$10,242	$10,273
Aug-19	$10,766	$10,745
Feb-20	$11,011	$10,973
Aug-20	$11,021	$11,086
Feb-21	$11,017	$11,126
Aug-21	$11,198	$11,325
Feb-22	$10,875	$10,966
Aug-22	$10,452	$10,608
Feb-23	$10,525	$10,683
Aug-23	$10,633	$10,769
Feb-24	$11,006	$11,142
Aug-24	$11,220	$11,311
Feb-25	$11,373	$11,460
Aug-25	$11,291	$11,626

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	0.63%	0.48%	1.71%
ICE BofA US Municipal Securities 2-12 Year Index	2.78%	0.96%	2.13%

Key Fund Statistics

Total Net Assets	$647,295,909
Number of Portfolio Holdings	495
Portfolio Turnover Rate	26%
Advisory Fees Paid	$2,014,333

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities that pay interest that is exempt from regular federal income tax. In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (included the District of Columbia) or a political subdivision, agency or instrumentality thereof, primarily in investment grade debt obligations. The Fund may employ a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Municipal Bonds	93.0%
Exchange Traded Fund (ETF)	1.1%
Short-Term Investments	5.9%
Total	100.0%

Industry Weightings

(% of Total Investments)

General Obligation	36.7%
Education	15.0%
Water and Sewer	8.6%
Airport	6.8%
Development	6.0%
Exchange Traded Fund (ETF)	1.1%
Others	19.9%
Short-Term Investments	5.9%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Municipal Fixed Income Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC10-Z

Destinations Real Assets Fund

Class I

DRAFX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Real Assets Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$60	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Real Assets Fund Class I from inception (March 20, 2017) to August 31, 2025 as compared with the FTSE All World Developed Index.

	Class I	FTSE All World Developed Index
Mar-17	$10,000	$10,000
Aug-17	$10,060	$10,660
Feb-18	$9,205	$11,625
Aug-18	$9,483	$12,023
Feb-19	$6,632	$11,607
Aug-19	$4,198	$11,986
Feb-20	$3,695	$12,115
Aug-20	$3,353	$14,014
Feb-21	$3,879	$15,716
Aug-21	$3,879	$18,165
Feb-22	$3,879	$17,275
Aug-22	$3,879	$15,360
Feb-23	$3,879	$15,988
Aug-23	$3,879	$17,742
Feb-24	$3,879	$19,925
Aug-24	$3,879	$22,025
Feb-25	$3,820	$22,924
Aug-25	$4,184	$25,490

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	7.86%	4.53%	-9.78%
FTSE All World Developed Index	15.73%	12.71%	11.65%

Key Fund Statistics

Total Net Assets	$330,550,753
Number of Portfolio Holdings	325
Portfolio Turnover Rate	48%
Advisory Fees Paid	$1,179,563

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Financial	30.6%
Utilities	16.5%
Energy	14.6%
Industrial	12.0%
Basic Materials	10.4%
Exchange Traded Funds (ETFs)	10.6%
Others	3.9%
Short-Term Investments	1.4%
Total	100.0%

Country Weightings

(% of Total Investments)

United States	58.8%
Canada	8.9%
United Kingdom	6.1%
Spain	4.4%
Australia	3.7%
Japan	3.2%
Others	13.5%
Short-Term Investments	1.4%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Common Stocks	87.7%
Exchange Traded Funds (ETFs)	10.6%
Limited Partnerships	0.2%
Closed-End Fund	0.1%
Short-Term Investments	1.4%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Real Assets Fund

Class I

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC12-I

Destinations Real Assets Fund

Class Z

DRAZX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Real Assets Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$52	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Real Assets Fund Class Z from inception (July 16, 2018) to August 31, 2025 as compared with the FTSE All World Developed Index.

	Class Z	FTSE All World Developed Index
Jul-18	$10,000	$10,000
Aug-18	$9,320	$10,217
Feb-19	$6,521	$9,863
Aug-19	$4,133	$10,185
Feb-20	$3,806	$10,295
Aug-20	$3,444	$11,908
Feb-21	$3,994	$13,355
Aug-21	$3,994	$15,436
Feb-22	$3,994	$14,679
Aug-22	$3,994	$13,052
Feb-23	$3,994	$13,586
Aug-23	$3,994	$15,076
Feb-24	$3,994	$16,931
Aug-24	$3,994	$18,716
Feb-25	$3,926	$19,479
Aug-25	$4,308	$21,660

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	7.86%	4.57%	-11.12%
FTSE All World Developed Index	15.73%	12.71%	11.39%

Key Fund Statistics

Total Net Assets	$330,550,753
Number of Portfolio Holdings	325
Portfolio Turnover Rate	48%
Advisory Fees Paid	$1,179,563

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Financial	30.6%
Utilities	16.5%
Energy	14.6%
Industrial	12.0%
Basic Materials	10.4%
Exchange Traded Funds (ETFs)	10.6%
Others	3.9%
Short-Term Investments	1.4%
Total	100.0%

Country Weightings

(% of Total Investments)

United States	58.8%
Canada	8.9%
United Kingdom	6.1%
Spain	4.4%
Australia	3.7%
Japan	3.2%
Others	13.5%
Short-Term Investments	1.4%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Common Stocks	87.7%
Exchange Traded Funds (ETFs)	10.6%
Limited Partnerships	0.2%
Closed-End Fund	0.1%
Short-Term Investments	1.4%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Real Assets Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC12-Z

Destinations Shelter Fund

Class I

DSHFX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Shelter Fund seeks capital appreciation with lower volatility than broad equity markets. The Fund will use derivative investments, including options on equity indexes, to seek to mitigate significant equity market downside risk.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Shelter Fund Class I from inception (October 26, 2021) to August 31, 2025 as compared with the Russell 1000 Index.

	Class I	Russell 1000 Index
Oct-21	$10,000	$10,000
Feb-22	$9,567	$9,474
Aug-22	$8,894	$8,579
Feb-23	$8,748	$8,697
Aug-23	$9,748	$9,900
Feb-24	$10,577	$11,289
Aug-24	$11,597	$12,533
Feb-25	$12,131	$13,334
Aug-25	$12,699	$14,568

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (October 26, 2021). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	Since Inception (10/26/2021)
Class I	9.50%	6.38%
Russell 1000 Index	16.24%	10.26%

Key Fund Statistics

Total Net Assets	$95,528,326
Number of Portfolio Holdings	216
Portfolio Turnover Rate	3%
Advisory Fees Paid	$378,905

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to provide capital appreciation through broad exposure to equity markets with a lower volatility profile than long-only equity strategies through the implementation of a hedging strategy that uses index options to seek to limit the magnitude of negative returns during a declining equity market. The Fund will use derivative investments primarily for hedging purposes. The Fund may employ a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	97.2%
Short-Term Investments	2.1%
Purchased Options	0.7%
Total	100.0%

Sector Allocation

(% of Total Investments)

Technology	30.6%
Financial	16.1%
Communications	15.8%
Consumer Non-cyclical	11.9%
Consumer Cyclical	8.2%
Industrial	7.9%
Others	7.4%
Short-Term Investments	2.1%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Shelter Fund

Class I

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC11-I

Destinations Shelter Fund

Class Z

DSHZX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Shelter Fund seeks capital appreciation with lower volatility than broad equity markets. The Fund will use derivative investments, including options on equity indexes, to seek to mitigate significant equity market downside risk.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$53	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Shelter Fund Class Z from inception (November 3, 2021) to August 31, 2025 as compared with the Russell 1000 Index.

	Class Z	Russell 1000 Index
Nov-21	$10,000	$10,000
Feb-22	$9,449	$9,304
Aug-22	$8,791	$8,425
Feb-23	$8,652	$8,540
Aug-23	$9,648	$9,722
Feb-24	$10,477	$11,087
Aug-24	$11,496	$12,308
Feb-25	$12,041	$13,095
Aug-25	$12,608	$14,307

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (November 03, 2021). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	Since Inception (11/03/2021)
Class Z	9.67%	6.22%
Russell 1000 Index	16.24%	9.97%

Key Fund Statistics

Total Net Assets	$95,528,326
Number of Portfolio Holdings	216
Portfolio Turnover Rate	3%
Advisory Fees Paid	$378,905

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to provide capital appreciation through broad exposure to equity markets with a lower volatility profile than long-only equity strategies through the implementation of a hedging strategy that uses index options to seek to limit the magnitude of negative returns during a declining equity market. The Fund will use derivative investments primarily for hedging purposes. The Fund may employ a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	97.2%
Short-Term Investments	2.1%
Purchased Options	0.7%
Total	100.0%

Sector Allocation

(% of Total Investments)

Technology	30.6%
Financial	16.1%
Communications	15.8%
Consumer Non-cyclical	11.9%
Consumer Cyclical	8.2%
Industrial	7.9%
Others	7.4%
Short-Term Investments	2.1%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Shelter Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC11-Z

Destinations Small-Mid Cap Equity Fund

Class I

DSMFX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Small-Mid Cap Equity Fund seeks to provide long-term capital appreciation and invests primarily in small- and mid-capitalization equity securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$57	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Small-Mid Cap Equity Fund Class I from inception (March 20, 2017) to August 31, 2025 as compared with the Russell 2500 Index.

	Class I	Russell 2500 Index
Mar-17	$10,000	$10,000
Aug-17	$10,310	$10,190
Feb-18	$11,083	$11,077
Aug-18	$12,869	$12,568
Feb-19	$12,082	$11,782
Aug-19	$12,263	$11,670
Feb-20	$12,144	$11,570
Aug-20	$13,245	$12,463
Feb-21	$18,660	$16,881
Aug-21	$20,284	$18,179
Feb-22	$18,971	$16,948
Aug-22	$17,391	$15,353
Feb-23	$17,860	$16,029
Aug-23	$18,193	$16,372
Feb-24	$20,003	$17,992
Aug-24	$21,401	$19,217
Feb-25	$21,417	$19,366
Aug-25	$23,397	$21,146

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	9.33%	12.05%	10.54%
Russell 2500 Index	10.04%	11.15%	9.23%

Key Fund Statistics

Total Net Assets	$678,971,479
Number of Portfolio Holdings	2,777
Portfolio Turnover Rate	69%
Advisory Fees Paid	$2,687,597

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap Index or the Russell 2000 Index. The Fund may invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	93.7%
Exchange Traded Funds (ETFs)	4.3%
Limited Partnership	0.0%
Closed-End Fund	0.0%
Warrant	0.0%
Short-Term Investments	1.4%
Money Market Fund	0.6%
Total	100.0%

Sector Allocation

(% of Total Investments)

Industrial	19.6%
Financial	18.6%
Consumer Non-cyclical	17.9%
Consumer Cyclical	11.7%
Exchange Traded Funds (ETFs)	4.2%
Others	26.0%
Short-Term Investments	1.4%
Money Market Fund	0.6%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Small-Mid Cap Equity Fund

Class I

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC02-I

Destinations Small-Mid Cap Equity Fund

Class Z

DSMZX

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Small-Mid Cap Equity Fund seeks to provide long-term capital appreciation and invests primarily in small- and mid-capitalization equity securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$50	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Small-Mid Cap Equity Fund Class Z from inception (July 16, 2018) to August 31, 2025 as compared with the Russell 2500 Index.

	Class Z	Russell 2500 Index
Jul-18	$10,000	$10,000
Aug-18	$10,520	$10,354
Feb-19	$9,876	$9,707
Aug-19	$10,038	$9,614
Feb-20	$9,945	$9,532
Aug-20	$10,849	$10,267
Feb-21	$15,300	$13,907
Aug-21	$16,648	$14,976
Feb-22	$15,585	$13,962
Aug-22	$14,297	$12,648
Feb-23	$14,684	$13,205
Aug-23	$14,971	$13,488
Feb-24	$16,483	$14,823
Aug-24	$17,637	$15,832
Feb-25	$17,659	$15,954
Aug-25	$19,298	$17,421

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	9.42%	12.21%	9.63%
Russell 2500 Index	10.04%	11.15%	8.07%

Key Fund Statistics

Total Net Assets	$678,971,479
Number of Portfolio Holdings	2,777
Portfolio Turnover Rate	69%
Advisory Fees Paid	$2,687,597

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap Index or the Russell 2000 Index. The Fund may invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	93.7%
Exchange Traded Funds (ETFs)	4.3%
Limited Partnership	0.0%
Closed-End Fund	0.0%
Warrant	0.0%
Short-Term Investments	1.4%
Money Market Fund	0.6%
Total	100.0%

Sector Allocation

(% of Total Investments)

Industrial	19.6%
Financial	18.6%
Consumer Non-cyclical	17.9%
Consumer Cyclical	11.7%
Exchange Traded Funds (ETFs)	4.2%
Others	26.0%
Short-Term Investments	1.4%
Money Market Fund	0.6%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Small-Mid Cap Equity Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2025

DSA-TSR-BC02-Z

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semi-Annual Report
August 31, 2025
Destinations Large Cap Equity Fund Class / Ticker : I / DLCFX, Z / DLCZX
Destinations Small-Mid Cap Equity Fund Class / Ticker : I / DSMFX, Z / DSMZX
Destinations International Equity Fund Class / Ticker : I / DIEFX, Z / DIEZX
Destinations Equity Income Fund Class / Ticker : I / DGEFX, Z / DGEZX
Destinations Core Fixed Income Fund Class / Ticker : I / DCFFX, Z / DCFZX
Destinations Low Duration Fixed Income Fund Class / Ticker : I / DLDFX, Z / DLDZX
Destinations Global Fixed Income Opportunities Fund Class / Ticker : I / DGFFX, Z / DGFZX
Destinations Municipal Fixed Income Fund Class / Ticker : I / DMFFX, Z / DMFZX
Destinations Multi Strategy Alternatives Fund Class / Ticker : I / DMSFX, Z / DMSZX
Destinations Shelter Fund Class / Ticker : I / DSHFX, Z / DSHZX
Destinations Real Assets Fund Class / Ticker : I / DRAFX, Z / DRAZX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial advisor. Instead, the reports will be made available on the Funds’ website (www.destinationsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial advisor.
You may elect to receive all future reports in paper free of charge. You can contact your financial advisor to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Destinations Funds held in your account.

www.destinationsfunds.com // 877.771.7979

Shareholder Letter
Dear Shareholder,
We are pleased to provide the semi-annual report of the Destinations Funds for the six-month reporting period ended August 31, 2025. The semi-annual report will provide you with details such as the Schedule of Investments and Financial Highlights during the Funds’ reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices to help you while you pursue your objectives and goals. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.destinationsfunds.com. On our website, you can gain immediate access to Destinations Funds information, including:
•	Fund prices and performance,
•	Holdings,
•	Distributions, and
•	A host of fund literature and resources
We want to thank you for your continued confidence in the Destinations Funds and we look forward to helping you meet your financial goals.
Sincerely,

Brian Ferko
President, Brinker Capital Destinations Trust
August 31, 2025
Important Disclosure:
Mutual fund investing involves risk. The value of your investment in a Fund could go down. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them, as well as market fluctuations and industry/economic trends etc.
1

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 93.4%
BASIC MATERIALS – 1.5%
Chemicals – 0.7%
3,527	Air Products & Chemicals Inc.	$1,037,326
101,214	Celanese Corp., Class A Shares	4,820,823
4,016	Ecolab Inc.	1,112,592
24,930	Linde PLC	11,923,770
135,362	Mosaic Co.	4,521,091
3,728	Sherwin-Williams Co.	1,363,814
	Total Chemicals	24,779,416
Forest Products & Paper – 0.3%
218,346	International Paper Co.	10,847,429
Mining – 0.5%
238,192	Freeport-McMoRan Inc.	10,575,725
101,245	Newmont Corp.	7,532,628
1,284	Southern Copper Corp.	123,380
	Total Mining	18,231,733
	TOTAL BASIC MATERIALS	53,858,578
COMMUNICATIONS – 12.3%
Advertising – 0.1%
55,813	Omnicom Group Inc.	4,371,832
Internet – 10.1%
11,292	Airbnb Inc., Class A Shares*	1,473,945
306,112	Alphabet Inc., Class A Shares	65,174,306
75,727	Alphabet Inc., Class C Shares	16,169,986
520,229	Amazon.com Inc.*	119,132,441
524	Booking Holdings Inc.	2,933,902
40,478	DoorDash Inc., Class A Shares*	9,927,230
36,171	eBay Inc.	3,277,454
14,166	GoDaddy Inc., Class A Shares*	2,100,959
46,207	Maplebear Inc.*	2,003,998
127,976	Meta Platforms Inc., Class A Shares	94,535,871
11,758	Netflix Inc.*	14,206,604
24,190	Palo Alto Networks Inc.*	4,608,679
7,060	Reddit Inc., Class A Shares*	1,589,065
8,538	Spotify Technology SA*	5,821,891
28,869	TripAdvisor Inc.*	502,898
186,435	Uber Technologies Inc.*	17,478,281
2,222	Wayfair Inc., Class A Shares*	165,761
	Total Internet	361,103,271
Media – 0.5%
59,193	Comcast Corp., Class A Shares	2,010,786
148,167	Walt Disney Co.	17,540,010
	Total Media	19,550,796

See Notes to Financial Statements.
2

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – 1.6%
32,432	Arista Networks Inc.*	$4,428,590
848,533	AT&T Inc.	24,853,532
313,216	Cisco Systems Inc.	21,640,093
2,632	Motorola Solutions Inc.	1,243,515
7,226	T-Mobile US Inc.	1,820,880
67,572	Verizon Communications Inc.	2,988,709
	Total Telecommunications	56,975,319
	TOTAL COMMUNICATIONS	442,001,218
CONSUMER CYCLICAL – 9.7%
Airlines – 0.2%
142,939	Delta Air Lines Inc.	8,830,772
Apparel – 0.0%
5,075	Deckers Outdoor Corp.*	607,122
18,527	NIKE Inc., Class B Shares	1,433,434
	Total Apparel	2,040,556
Auto Manufacturers – 0.7%
15,487	General Motors Co.	907,384
8,200	PACCAR Inc.	819,836
66,207	Tesla Inc.*	22,104,531
	Total Auto Manufacturers	23,831,751
Auto Parts & Equipment – 0.1%
23,477	Allison Transmission Holdings Inc.	2,049,777
Distribution/Wholesale – 0.3%
191,256	Copart Inc.*	9,335,205
Entertainment – 0.3%
4,077	Flutter Entertainment PLC*	1,252,332
61,888	Live Nation Entertainment Inc.*	10,303,733
	Total Entertainment	11,556,065
Home Builders – 0.6%
150,460	Lennar Corp., Class A Shares	20,032,244
Home Furnishings – 0.2%
120,827	Dolby Laboratories Inc., Class A Shares	8,660,879
Leisure Time – 0.5%
26,924	Royal Caribbean Cruises Ltd.	9,779,335
131,834	Viking Holdings Ltd.*	8,387,279
	Total Leisure Time	18,166,614
Lodging – 0.2%
112,572	Las Vegas Sands Corp.	6,487,525
3,592	Marriott International Inc., Class A Shares	962,153
	Total Lodging	7,449,678

See Notes to Financial Statements.
3

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 6.6%
583	AutoZone Inc.*	$2,447,743
405,894	BJ’s Wholesale Club Holdings Inc.*	39,647,726
19,380	Casey’s General Stores Inc.	9,583,797
49,967	Cava Group Inc.*	3,375,271
245,741	Chipotle Mexican Grill Inc., Class A Shares*	10,355,526
29,453	Costco Wholesale Corp.	27,783,604
749	Domino’s Pizza Inc.	343,267
30,764	Ferguson Enterprises Inc.	7,111,099
46,893	Five Below Inc.*	6,804,174
15,871	Home Depot Inc.	6,455,847
49,557	Lithia Motors Inc., Class A Shares	16,684,851
38,115	Lowe’s Cos., Inc.	9,835,957
51,939	Lululemon Athletica Inc.*	10,502,066
11,466	McDonald’s Corp.	3,595,050
3,081	Murphy USA Inc.	1,159,996
142,612	O’Reilly Automotive Inc.*	14,786,012
388,963	Restaurant Brands International Inc.	24,633,027
308,524	Starbucks Corp.	27,208,731
7,273	Target Corp.	698,062
27,262	TJX Cos., Inc.	3,724,262
4,523	Ulta Beauty Inc.*	2,228,618
69,535	Walmart Inc.	6,743,504
	Total Retail	235,708,190
	TOTAL CONSUMER CYCLICAL	347,661,731
CONSUMER NON-CYCLICAL – 11.9%
Agriculture – 0.3%
27,000	Altria Group Inc.	1,814,670
59,849	Philip Morris International Inc.	10,002,563
	Total Agriculture	11,817,233
Beverages – 0.5%
62,187	Coca-Cola Co.	4,290,281
20,700	Keurig Dr Pepper Inc.	602,163
172,777	Monster Beverage Corp.*	10,783,013
21,891	PepsiCo Inc.	3,254,097
	Total Beverages	18,929,554
Biotechnology – 0.9%
26,821	Amgen Inc.	7,716,670
32,061	BioNTech SE, ADR*	3,206,100
54,776	Gilead Sciences Inc.	6,188,045
19,428	Illumina Inc.*	1,942,023
32,169	Incyte Corp.*	2,721,819
10,755	Regeneron Pharmaceuticals Inc.	6,245,428

See Notes to Financial Statements.
4

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
14,327	Sarepta Therapeutics Inc.*	$260,751
8,180	Vertex Pharmaceuticals Inc.*	3,198,544
	Total Biotechnology	31,479,380
Commercial Services – 0.6%
6,536	Automatic Data Processing Inc.	1,987,271
5,500	Cintas Corp.	1,155,165
2,454	Moody’s Corp.	1,250,951
15,589	PayPal Holdings Inc.*	1,094,192
4,912	S&P Global Inc.	2,693,937
154,301	StoneCo Ltd., Class A Shares*	2,541,337
138,122	TransUnion	12,209,985
	Total Commercial Services	22,932,838
Cosmetics/Personal Care – 0.7%
12,820	Colgate-Palmolive Co.	1,077,778
93,095	Estee Lauder Cos., Inc., Class A Shares	8,539,604
419,253	Kenvue Inc.	8,682,730
37,585	Procter & Gamble Co.	5,902,348
	Total Cosmetics/Personal Care	24,202,460
Food – 0.1%
20,733	Flowers Foods Inc.	311,824
20,669	Mondelez International Inc., Class A Shares	1,269,904
	Total Food	1,581,728
Healthcare-Products – 4.2%
27,675	Abbott Laboratories	3,671,366
106,771	Agilent Technologies Inc.	13,416,844
139,201	Alcon AG	11,109,632
21,588	Align Technology Inc.*	3,064,633
23,620	Boston Scientific Corp.*	2,491,910
55,037	Danaher Corp.	11,327,715
116,274	Edwards Lifesciences Corp.*	9,457,727
459,733	GE HealthCare Technologies Inc.	33,896,114
21,836	IDEXX Laboratories Inc.*	14,129,857
5,703	Intuitive Surgical Inc.*	2,699,201
264,400	Medtronic PLC	24,538,964
5,470	Stryker Corp.	2,141,013
28,856	Thermo Fisher Scientific Inc.	14,217,928
16,489	West Pharmaceutical Services Inc.	4,071,959
	Total Healthcare-Products	150,234,863
Healthcare-Services – 1.6%
4,288	Cigna Group	1,290,131
3,650	Elevance Health Inc.	1,163,072
2,806	HCA Healthcare Inc.	1,133,512

See Notes to Financial Statements.
5

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – (continued)
28,664	Humana Inc.	$8,704,110
114,212	Labcorp Holdings Inc.	31,749,794
40,514	UnitedHealth Group Inc.	12,554,073
	Total Healthcare-Services	56,594,692
Household Products/Wares – 0.0%
5,273	Kimberly-Clark Corp.	680,955
Pharmaceuticals – 3.0%
84,495	AbbVie Inc.	17,777,748
116,289	Becton Dickinson & Co.	22,441,451
32,578	Bristol-Myers Squibb Co.	1,537,030
16,470	Cardinal Health Inc.	2,450,407
16,857	Cencora Inc.	4,915,670
20,000	CVS Health Corp.	1,463,000
58,359	DexCom Inc.*	4,396,767
12,814	Eli Lilly & Co.	9,387,280
205,017	Johnson & Johnson	36,322,862
2,003	McKesson Corp.	1,375,340
40,277	Merck & Co., Inc.	3,388,101
90,828	Pfizer Inc.	2,248,901
7,115	Zoetis Inc., Class A Shares	1,112,786
	Total Pharmaceuticals	108,817,343
	TOTAL CONSUMER NON-CYCLICAL	427,271,046
ENERGY – 2.7%
Energy-Alternate Sources – 0.0%
12,284	Enphase Energy Inc.*	463,107
Oil & Gas – 2.6%
131,131	Chevron Corp.	21,059,639
20,226	ConocoPhillips	2,001,767
50,054	Diamondback Energy Inc.	7,446,033
8,804	EOG Resources Inc.	1,098,915
165,742	EQT Corp.	8,592,065
176,653	Exxon Mobil Corp.	20,189,671
87,318	Marathon Petroleum Corp.	15,691,918
122,625	Phillips 66	16,380,248
16,178	Weatherford International PLC	1,030,619
	Total Oil & Gas	93,490,875
Oil & Gas Services – 0.0%
24,000	Schlumberger NV	884,160
Pipelines – 0.1%
19,500	Williams Cos., Inc.	1,128,660
	TOTAL ENERGY	95,966,802

See Notes to Financial Statements.
6

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – 17.1%
Banks – 3.9%
455,158	Bank of America Corp.	$23,094,717
158,372	Citigroup Inc.	15,293,984
143,775	Comerica Inc.	10,147,639
554,958	First Horizon Corp.	12,542,051
28,485	Goldman Sachs Group Inc.	21,228,446
107,140	JPMorgan Chase & Co.	32,294,139
105,804	Morgan Stanley	15,921,386
51,100	NU Holdings Ltd., Class A Shares*	756,280
6,338	PNC Financial Services Group Inc.	1,314,755
20,973	Truist Financial Corp.	981,956
24,963	US Bancorp	1,218,943
52,130	Wells Fargo & Co.	4,284,043
	Total Banks	139,078,339
Diversified Financial Services – 4.0%
77,795	AerCap Holdings NV	9,607,683
8,762	American Express Co.	2,902,675
29,073	Ameriprise Financial Inc.	14,967,071
6,600	Apollo Global Management Inc.	899,118
2,437	Blackrock Inc.	2,746,840
6,100	Brookfield Asset Management Ltd., Class A Shares	366,976
102,021	Capital One Financial Corp.	23,181,212
149,819	Charles Schwab Corp.	14,358,653
5,795	CME Group Inc., Class A Shares	1,544,426
6,800	Interactive Brokers Group Inc., Class A Shares	423,232
66,034	Intercontinental Exchange Inc.	11,661,604
61,486	Mastercard Inc., Class A Shares	36,602,001
36,598	Visa Inc., Class A Shares	12,874,445
108,370	Voya Financial Inc.	8,137,503
111,129	Western Union Co.	963,488
	Total Diversified Financial Services	141,236,927
Equity Real Estate Investment Trusts (REITs) – 1.2%
7,511	American Tower Corp.	1,531,117
1,558	Equinix Inc.	1,224,884
173,853	Mid-America Apartment Communities Inc.	25,351,245
14,863	Prologis Inc.	1,691,112
2,558	Public Storage	753,561
10,500	Welltower Inc.	1,766,940
388,213	Weyerhaeuser Co.	10,043,070
	Total Equity Real Estate Investment Trusts (REITs)	42,361,929
Insurance – 5.9%
7,800	Aflac Inc.	833,508
116,857	American International Group Inc.	9,502,811

See Notes to Financial Statements.
7

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
53,663	Aon PLC, Class A Shares	$19,694,321
3,570	Arch Capital Group Ltd.	326,762
4,100	Arthur J Gallagher & Co.	1,241,275
99,928	Assurant Inc.	21,545,476
196,758	Berkshire Hathaway Inc., Class B Shares*	98,965,339
5,941	Chubb Ltd.	1,634,191
8,389	Fairfax Financial Holdings Ltd.(a)	14,439,315
7,927	Marsh & McLennan Cos., Inc.	1,631,456
9,029	MetLife Inc.	734,599
24,259	Progressive Corp.	5,993,429
3,593	Travelers Cos., Inc.	975,535
107,621	Willis Towers Watson PLC	35,169,467
	Total Insurance	212,687,484
Private Equity – 2.1%
11,700	Blackstone Inc.	2,005,380
479,351	Brookfield Corp.	31,502,948
220,469	Carlyle Group Inc.	14,233,479
197,456	KKR & Co., Inc.	27,543,137
	Total Private Equity	75,284,944
	TOTAL FINANCIAL	610,649,623
INDUSTRIAL – 9.8%
Aerospace/Defense – 1.1%
11,587	Boeing Co.*	2,719,237
4,088	General Dynamics Corp.	1,326,842
16,830	General Electric Co.	4,631,616
15,448	Howmet Aerospace Inc.	2,689,497
70,477	L3Harris Technologies Inc.	19,565,825
3,317	Lockheed Martin Corp.	1,511,325
2,140	Northrop Grumman Corp.	1,262,685
21,434	RTX Corp.	3,399,432
886	TransDigm Group Inc.	1,239,408
	Total Aerospace/Defense	38,345,867
Building Materials – 3.1%
547,646	Amrize Ltd.*	28,483,069
12,900	Carrier Global Corp.	841,080
602,982	CRH PLC	68,106,817
10,535	Johnson Controls International PLC	1,126,086
13,418	Martin Marietta Materials Inc.	8,270,855
9,287	Trane Technologies PLC	3,859,677
	Total Building Materials	110,687,584

See Notes to Financial Statements.
8

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electrical Components & Equipment – 0.3%
5,238	Acuity Inc.	$1,710,050
6,300	Eaton Corp. PLC	2,199,582
51,581	Emerson Electric Co.	6,808,692
	Total Electrical Components & Equipment	10,718,324
Electronics – 1.0%
19,300	Amphenol Corp., Class A Shares	2,100,998
46,720	Honeywell International Inc.	10,255,040
29,545	Hubbell Inc., Class B Shares	12,733,600
45,378	TE Connectivity PLC	9,370,557
	Total Electronics	34,460,195
Environmental Control – 0.4%
3,200	Republic Services Inc., Class A Shares	748,704
128,968	Veralto Corp.	13,695,112
5,921	Waste Management Inc.	1,340,455
	Total Environmental Control	15,784,271
Machinery-Construction & Mining – 0.9%
27,925	Caterpillar Inc.	11,701,692
31,016	GE Vernova Inc.	19,011,878
	Total Machinery-Construction & Mining	30,713,570
Machinery-Diversified – 0.6%
43,582	Deere & Co.	20,860,088
Miscellaneous Manufacturers – 1.0%
8,600	3M Co.	1,337,558
86,045	Carlisle Cos., Inc.	33,203,905
4,734	Illinois Tool Works Inc.	1,252,853
2,060	Parker-Hannifin Corp.	1,564,261
	Total Miscellaneous Manufacturers	37,358,577
Packaging & Containers – 0.2%
32,317	Packaging Corp. of America	7,043,813
Transportation – 1.2%
1,048,467	CSX Corp.	34,085,662
26,078	FedEx Corp.	6,025,843
3,569	Norfolk Southern Corp.	999,249
9,583	Union Pacific Corp.	2,142,471
11,779	United Parcel Service Inc., Class B Shares	1,029,956
	Total Transportation	44,283,181
	TOTAL INDUSTRIAL	350,255,470
TECHNOLOGY – 27.7%
Computers – 6.7%
10,014	Accenture PLC, Class A Shares	2,603,340
740,002	Apple Inc.	171,784,064
50,196	CACI International Inc., Class A Shares*	24,080,025

See Notes to Financial Statements.
9

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
30,170	Check Point Software Technologies Ltd.*	$5,827,034
3,900	Crowdstrike Holdings Inc., Class A Shares*	1,652,430
22,896	Dell Technologies Inc., Class C Shares	2,796,746
9,034	EPAM Systems Inc.*	1,593,236
102,023	Fortinet Inc.*	8,036,352
42,070	International Business Machines Corp.	10,243,624
16,925	NetApp Inc.	1,908,971
36,228	Pure Storage Inc., Class A Shares*	2,811,655
4,189	Rubrik Inc., Class A Shares*	374,497
20,026	Zscaler Inc.*	5,548,203
	Total Computers	239,260,177
Semiconductors – 10.2%
76,627	Advanced Micro Devices Inc.*	12,461,849
7,914	Analog Devices Inc.	1,988,867
45,739	Applied Materials Inc.	7,353,002
325,098	Broadcom Inc.	96,680,894
201,322	Intel Corp.*	4,902,191
3,369	KLA Corp.	2,937,768
165,385	Lam Research Corp.	16,563,308
40,152	Marvell Technology Inc.	2,524,156
17,827	Micron Technology Inc.	2,121,591
1,179,941	NVIDIA Corp.	205,522,123
18,746	QUALCOMM Inc.	3,013,045
36,063	Teradyne Inc.	4,264,089
14,540	Texas Instruments Inc.	2,944,059
	Total Semiconductors	363,276,942
Software – 10.8%
44,917	Adobe Inc.*	16,021,894
49,711	Akamai Technologies Inc.*	3,933,631
8,400	AppLovin Corp., Class A Shares*	4,020,156
2,600	Atlassian Corp., Class A Shares*	462,228
6,335	Autodesk Inc.*	1,993,624
4,410	Cadence Design Systems Inc.*	1,545,396
25,157	Datadog Inc., Class A Shares*	3,438,459
1,355	Duolingo Inc., Class A Shares*	403,600
376,473	Fidelity National Information Services Inc.	26,281,580
8,829	Fiserv Inc.*	1,219,991
479	HubSpot Inc.*	231,438
22,032	Intuit Inc.	14,695,344
835	Magic Leap Inc., Series D, Private Placement*@(a)(b)	3,282
389,916	Microsoft Corp.	197,566,538
1,714	MSCI Inc., Class A Shares	973,072

See Notes to Financial Statements.
10

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
142,155	Nutanix Inc., Class A Shares*	$9,554,238
83,137	Oracle Corp.	18,799,770
81,050	Palantir Technologies Inc., Class A Shares*	12,701,346
21,207	Paycom Software Inc.	4,817,170
46,146	ROBLOX Corp., Class A Shares*	5,749,330
1,717	Roper Technologies Inc.	903,674
63,093	Salesforce Inc.	16,167,581
16,787	ServiceNow Inc.*	15,401,401
22,815	Snowflake Inc., Class A Shares*	5,445,028
4,000	Strategy Inc., Class A Shares*	1,337,640
2,967	Synopsys Inc.*	1,790,644
21,817	Tyler Technologies Inc.*	12,280,353
33,708	Veeva Systems Inc., Class A Shares*	9,074,194
3,400	Workday Inc., Class A Shares*	784,788
67,314	ZoomInfo Technologies Inc., Class A Shares*	733,723
	Total Software	388,331,113
	TOTAL TECHNOLOGY	990,868,232
UTILITIES – 0.7%
Electric – 0.7%
8,565	American Electric Power Co., Inc.	950,886
18,981	Constellation Energy Corp.	5,845,768
13,605	Dominion Energy Inc.	814,940
12,442	Duke Energy Corp.	1,524,021
32,946	NextEra Energy Inc.	2,373,759
10,406	Sempra	859,119
17,577	Southern Co.	1,622,357
19,245	Talen Energy Corp.*	7,292,316
16,078	Vistra Corp.	3,040,511
	Total Electric	24,323,677
	TOTAL UTILITIES	24,323,677
	TOTAL COMMON STOCKS
	(Cost – $2,548,577,180)	3,342,856,377
EXCHANGE TRADED FUNDS (ETFs) – 5.7%
67,026	iShares Russell 1000 Value	13,514,452
80,698	iShares S&P 500 Value	16,454,322
449,438	Vanguard Mega Capital Growth	172,566,215
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost – $186,581,407)	202,534,989

See Notes to Financial Statements.
11

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
PREFERRED STOCKS – 0.0%
INDUSTRIAL – 0.0%
Machinery – 0.0%
108,389	Nuro Inc., Series C, Private Placement*@(a)(b)	$619,985
26,242	Nuro Inc., Series D*@(a)(b)	185,269
	Total Machinery	805,254
	TOTAL INDUSTRIAL	805,254
	TOTAL PREFERRED STOCKS (Cost – $1,962,009)	805,254
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,737,120,596)	3,546,196,620

Face Amount†
SHORT-TERM INVESTMENTS – 0.8%
TIME DEPOSITS – 0.8%
2,425CHF	Brown Brothers Harriman - Grand Cayman: (0.370)% due 9/1/25	3,031
1	3.680% due 9/2/25	1
95,005EUR	Citibank – London: 0.870% due 9/1/25	111,151
4GBP	2.920% due 9/1/25	6
19,194,548	Citibank – New York, 3.680% due 9/2/25	19,194,548
8,258,267	JPMorgan Chase & Co. – New York, 3.680% due 9/2/25	8,258,267
1,649,901	Royal Bank of Canada – Toronto, 3.680% due 9/2/25	1,649,901
6,059	Skandinaviska Enskilda Banken AB – Stockholm, 3.680% due 9/2/25	6,059
954	Sumitomo Mitsui Banking Corp. – Tokyo, 3.680% due 9/2/25	954
	TOTAL TIME DEPOSITS (Cost – $29,223,918)	29,223,918
	TOTAL INVESTMENTS – 99.9% (Cost – $2,766,344,514)	3,575,420,538
	Other Assets in Excess of Liabilities – 0.1%	5,335,551
	TOTAL NET ASSETS – 100.0%	$3,580,756,089

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2025, amounts to $15,247,851 and represents 0.43% of net assets.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.
See Notes to Financial Statements.
12

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Large Cap Equity Fund(concluded)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Magic Leap Inc., Series D, Private Placement	10/12/2017	$406,053	$3,282	0.00%*
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	619,985	0.02%
Nuro Inc., Series D	10/29/2021	547,033	185,269	0.00%*
			$808,536	0.02%

*	Position represents less than 0.005%.
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company
Summary of Investments by Security Sector^

Technology	27.7%
Financial	17.1
Communications	12.4
Consumer Non-cyclical	11.9
Industrial	9.8
Consumer Cyclical	9.7
Energy	2.7
Basic Materials	1.5
Utilities	0.7
Exchange Traded Funds (ETFs)	5.7
Short-Term Investments	0.8
100.0%

^	As a percentage of total investments.
At August 31, 2025, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index September Futures	3	9/25	$910,555	$970,912	$60,357

At August 31, 2025, Destinations Large Cap Equity Fund had deposited cash of $3,258 with a broker or brokers as margin collateral on open exchange traded futures contracts.
Currency Abbreviations used in this schedule:
CHF
— Swiss Franc
EUR
— Euro
GBP
— British Pound
See Notes to Financial Statements.
13

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 94.3%
BASIC MATERIALS – 4.6%
Chemicals – 1.7%
641	AdvanSix Inc.	$13,756
594	Albemarle Corp.	50,443
1,025	American Vanguard Corp.*	5,535
292	Ashland Inc.	16,396
2,211	Avient Corp.	82,691
29,063	Axalta Coating Systems Ltd.*	908,509
822	Balchem Corp.	133,238
23,432	Cabot Corp.	1,911,114
1,946	Calumet Inc.*	31,720
561	Celanese Corp., Class A Shares	26,720
851	CF Industries Holdings Inc.	73,722
3,583	Chemours Co.	55,178
1,788	Codexis Inc.*	4,881
3,650	Dow Inc.	89,900
2,220	DuPont de Nemours Inc.	170,762
643	Eastman Chemical Co.	45,229
2,936	Ecovyst Inc.*	26,688
1,332	Element Solutions Inc.	34,259
619	FMC Corp.	24,203
469	Hawkins Inc.	78,478
1,318	HB Fuller Co.	80,464
946	Huntsman Corp.	10,557
19,974	Ingevity Corp.*	1,166,082
8,624	Innospec Inc.	755,376
1,321	International Flavors & Fragrances Inc.	89,181
325	Intrepid Potash Inc.*	9,890
477	Koppers Holdings Inc.	13,823
907	Kronos Worldwide Inc.	5,787
1,317	LyondellBasell Industries NV, Class A Shares	74,213
1,369	Mativ Holdings Inc.	17,208
851	Minerals Technologies Inc.	55,698
46,453	Mosaic Co.	1,551,530
29	NewMarket Corp.	23,982
225	Oil-Dri Corp. of America	13,361
691	Olin Corp.	16,349
1,426	Orion SA	15,044
3,517	Perimeter Solutions Inc.*	78,746
20,115	PPG Industries Inc.	2,237,391
369	Quaker Chemical Corp.	53,531
1,554	Rayonier Advanced Materials Inc.*	8,656
16,279	Rogers Corp.*	1,277,250
653	RPM International Inc.	81,827

See Notes to Financial Statements.
14

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
1,022	Sensient Technologies Corp.	$115,956
559	Stepan Co.	27,967
1,243	Trinseo PLC	2,983
3,099	Tronox Holdings PLC	13,264
103	Valhi Inc.	1,680
197	Westlake Corp.	17,301
	Total Chemicals	11,598,519
Forest Products & Paper – 0.3%
40,794	International Paper Co.	2,026,646
1,008	Magnera Corp.*	12,499
817	Sylvamo Corp.	37,688
	Total Forest Products & Paper	2,076,833
Iron/Steel – 0.4%
7,890	Carpenter Technology Corp.	1,900,543
2,386	Cleveland-Cliffs Inc.*	25,649
2,831	Commercial Metals Co.	163,264
240	Friedman Industries Inc.	4,582
1,218	Nucor Corp.	181,153
272	Reliance Inc.	80,420
724	Steel Dynamics Inc.	94,786
	Total Iron/Steel	2,450,397
Mining – 2.2%
1,308	Alcoa Corp.	42,105
67,268	Almonty Industries Inc.*	299,343
2,694	American Battery Technology Co.*	6,654
2,687	Anglogold Ashanti PLC	152,245
361	Caledonia Mining Corp. PLC	9,234
20,586	Cameco Corp.	1,593,151
7,694	Centrus Energy Corp., Class A Shares*	1,552,111
1,348	Century Aluminum Co.*	30,101
82,488	Coeur Mining Inc.*	1,084,717
1,024	Compass Minerals International Inc.*	19,507
3,390	Constellium SE, Class A Shares*	49,121
353	Contango ORE Inc.*	7,777
37,376	Critical Metals Corp.*(a)	231,544
2,447	Dakota Gold Corp.*	10,204
4,551	Encore Energy Corp.*	10,831
58,463	Energy Fuels Inc.*	675,832
3,607	Ferroglobe PLC	15,077
49,000	Freeport-McMoRan Inc.	2,175,600
15,039	Hecla Mining Co.	127,982
94,764	IAMGOLD Corp.*	882,253

See Notes to Financial Statements.
15

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
BASIC MATERIALS – (continued)
Mining – (continued)
442	Idaho Strategic Resources Inc.*	$12,438
37,558	Ivanhoe Electric Inc.*	335,017
413	Kaiser Aluminum Corp.	32,160
1,514	Lifezone Metals Ltd.*	6,783
2,037	MAC Copper Ltd.*	24,729
7,703	MP Materials Corp.*	547,991
253,344	NexGen Energy Ltd.*	1,996,351
1,805	NioCorp Developments Ltd.*	8,303
6,191	Novagold Resources Inc.*	42,346
33,865	Perpetua Resources Corp.*	639,033
336	Royal Gold Inc.	60,339
5,121	SSR Mining Inc.*	98,887
95,585	United States Antimony Corp.*	434,912
272	United States Lime & Minerals Inc.	34,250
136,692	Uranium Energy Corp.*	1,461,238
372	US Gold Corp.*	4,884
29,855	USA Rare Earth Inc.*	445,437
1,378	Vox Royalty Corp.	5,071
	Total Mining	15,165,558
	TOTAL BASIC MATERIALS	31,291,307
COMMUNICATIONS – 3.8%
Advertising – 0.1%
3,342	Advantage Solutions Inc.*	6,083
554	Boston Omaha Corp., Class A Shares*	7,390
2,073	Interpublic Group of Cos., Inc.	55,639
11,042	MNTN Inc., Class A Shares*	225,367
1,720	National CineMedia Inc.	7,551
1,156	Nexxen International Ltd.*	11,595
992	Omnicom Group Inc.	77,703
2,762	Stagwell Inc., Class A Shares*	15,578
650	TechTarget Inc.*	3,835
2,364	Trade Desk Inc., Class A Shares*	129,216
	Total Advertising	539,957
Internet – 1.1%
1,097	1−800-Flowers.com Inc., Class A Shares*	6,143
1,257	Angi Inc., Class A Shares*	22,274
346	AudioEye Inc.*	4,446
1,452	Backblaze Inc., Class A Shares*	12,124
2,614	BARK Inc.*	2,359
1,568	Bed Bath & Beyond Inc.*	14,128
1,595	Bumble Inc., Class A Shares*	9,841
1,976	Cargurus Inc., Class A Shares*	68,370

See Notes to Financial Statements.
16

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
1,694	Cars.com Inc.*	$22,107
680	CDW Corp.	112,037
1,062	Chewy Inc., Class A Shares*	43,499
1,175	Cogent Communications Holdings Inc.	44,920
1,001	Couchbase Inc.*	24,414
6,560	Coupang Inc., Class A Shares*	187,485
355	Crexendo Inc.*	2,244
2,441	eBay Inc.	221,179
1,100	Entravision Communications Corp., Class A Shares	2,849
697	ePlus Inc.	50,442
515	Etsy Inc.*	27,300
2,928	Eventbrite Inc., Class A Shares*	7,759
609	EverQuote Inc., Class A Shares*	14,159
647	Expedia Group Inc.	138,976
297	F5 Inc.*	93,003
1,940	Figs Inc., Class A Shares*	13,677
7,826	fuboTV Inc.*	27,626
625	Gambling.com Group Ltd.*	5,456
2,827	Gen Digital Inc.	85,375
2,372	Getty Images Holdings Inc.*	4,364
711	GoDaddy Inc., Class A Shares*	105,448
961	Grindr Inc.*	15,030
14,497	Groupon Inc., Class A Shares*	378,372
611	HealthStream Inc.	17,157
4,712	Hims & Hers Health Inc.*	199,553
430	IAC Inc.*	15,747
362	Lands’ End Inc.*	5,198
841	LifeMD Inc.*	5,206
515	Liquidity Services Inc.*	13,694
2,123	Lyft Inc., Class A Shares*	34,435
26,517	Magnite Inc.*	688,116
922	Maplebear Inc.*	39,987
1,238	Match Group Inc.	46,227
725	MediaAlpha Inc., Class A Shares*	7,663
1,111	Nerdy Inc.*	1,511
272	Newsmax Inc., Class B Shares*	3,860
5,858	Nextdoor Holdings Inc.*	12,009
2,424	Open Lending Corp.*	5,115
581	OptimizeRx Corp.*	10,499
3,050	Pinterest Inc., Class A Shares*	111,721
1,509	Q2 Holdings Inc.*	118,804
1,358	QuinStreet Inc.*	21,293

See Notes to Financial Statements.
17

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
84,511	RealReal Inc.*	$644,819
623	Reddit Inc., Class A Shares*	140,225
1,036	Revolve Group Inc., Class A Shares*	23,175
30,471	Robinhood Markets Inc., Class A Shares*	3,169,898
658	Roku Inc., Class A Shares*	63,536
2,282	Rumble Inc.*	16,636
1,396	Serve Robotics Inc.*	15,496
632	Shutterstock Inc.	13,228
2,548	Sprinklr Inc., Class A Shares*	22,015
2,392	Stitch Fix Inc., Class A Shares*	12,654
2,755	TripAdvisor Inc.*	47,992
3,536	TrueCar Inc.*	7,779
513	Trump Media & Technology Group Corp.*	8,993
182	Tucows Inc., Class A Shares*	3,327
3,268	Upwork Inc.*	50,294
445	VeriSign Inc.	121,650
124	Vivid Seats Inc., Class A Shares*	2,201
547	Wayfair Inc., Class A Shares*	40,806
1,476	Yelp Inc., Class A Shares*	46,671
1,001	Ziff Davis Inc.*	38,248
288	Zillow Group Inc., Class A Shares*	23,466
832	Zillow Group Inc., Class C Shares*	70,146
	Total Internet	7,708,456
Media – 0.2%
7,696	Altice USA Inc., Class A Shares*	18,009
1,186	AMC Networks Inc., Class A Shares*	8,373
149	Cable One Inc.	24,061
482	Charter Communications Inc., Class A Shares*	128,010
1,107	CuriosityStream Inc.	5,070
1,114	EW Scripps Co., Class A Shares*	3,331
196	FactSet Research Systems Inc.	73,171
1,104	Fox Corp., Class A Shares	65,909
666	Fox Corp., Class B Shares	36,330
4,539	Gannett Co., Inc.*	18,655
2,846	Gray Media Inc.	17,446
1,923	iHeartMedia Inc., Class A Shares*	4,096
83	Liberty Broadband Corp., Class A Shares*	5,036
572	Liberty Broadband Corp., Class C Shares*	34,812
954	Liberty Global Ltd., Class A Shares*	11,200
921	Liberty Global Ltd., Class C Shares*	11,006
626	Liberty Latin America Ltd., Class A Shares*	5,046
3,363	Liberty Latin America Ltd., Class C Shares*	27,711

See Notes to Financial Statements.
18

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
126	Liberty Media Corp.-Liberty Formula One, Class A Shares*	$11,355
1,083	Liberty Media Corp.-Liberty Formula One, Class C Shares*	108,192
816	New York Times Co., Class A Shares	48,829
1,935	News Corp., Class A Shares	56,908
654	News Corp., Class B Shares	22,151
140	Nexstar Media Group Inc., Class A Shares	28,634
544	Scholastic Corp.	13,959
1,034	Sinclair Inc.	14,962
938	Sirius XM Holdings Inc.	22,174
685	Sphere Entertainment Co.*	31,037
3,860	TEGNA Inc.	81,832
1,126	Thryv Holdings Inc.*	14,480
11,842	Warner Bros Discovery Inc.*	137,841
1,024	WideOpenWest Inc.*	5,212
	Total Media	1,094,838
Telecommunications – 2.4%
1,822	A10 Networks Inc.	32,268
2,127	ADTRAN Holdings Inc.*	19,951
233	Anterix Inc.*	5,531
50,315	Applied Digital Corp.*	804,034
21,519	AST SpaceMobile Inc., Class A Shares*	1,053,140
418	ATN International Inc.	7,106
435	Aviat Networks Inc.*	9,988
92	BK Technologies Corp.*	6,512
36,821	BlackSky Technology Inc., Class A Shares*	646,577
4,494	Calix Inc.*	267,168
721	Ciena Corp.*	67,752
287	Clearfield Inc.*	9,362
5,504	CommScope Holding Co., Inc.*	88,284
34,123	Corning Inc.	2,287,265
22,608	Credo Technology Group Holding Ltd.*	2,782,027
4,071	DigitalBridge Group Inc.	46,450
3,388	EchoStar Corp., Class A Shares*	209,345
3,334	Extreme Networks Inc.*	71,281
222	Frequency Electronics Inc.*	7,160
1,190	Frontier Communications Parent Inc.*	44,125
16	GCI Liberty Inc., Class A Shares*	597
114	GCI Liberty Inc., Class C Shares*	4,177
1,313	Globalstar Inc.*	39,298
1,939	Gogo Inc.*	21,290
186,890	Harmonic Inc.*	1,797,882
387	IDT Corp., Class B Shares	24,795

See Notes to Financial Statements.
19

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
453	Inseego Corp.*	$5,585
5,147	InterDigital Inc.	1,398,491
454	Iridium Communications Inc.	11,300
23,058	Lumen Technologies Inc.*	114,598
629	Millicom International Cellular SA	30,387
4,500	Motorola Solutions Inc.	2,126,070
700	NETGEAR Inc.*	19,019
563	Ooma Inc.*	7,274
2,552	Powerfleet Inc. NJ*	11,918
54	Preformed Line Products Co.	10,318
2,118	Ribbon Communications Inc.*	8,641
2,250	Satellogic Inc., Class A Shares*	8,393
1,155	Shenandoah Telecommunications Co.	15,304
397	Spok Holdings Inc.	7,210
2,366	Telephone & Data Systems Inc.	94,853
24	Ubiquiti Inc.	12,675
2,853	Viasat Inc.*	92,237
187,229	Viavi Solutions Inc.*	2,111,943
	Total Telecommunications	16,439,581
	TOTAL COMMUNICATIONS	25,782,832
CONSUMER CYCLICAL – 11.8%
Airlines – 0.4%
614	Alaska Air Group Inc.*	38,547
398	Allegiant Travel Co.*	24,939
3,296	American Airlines Group Inc.*	44,067
38,447	Delta Air Lines Inc.	2,375,256
2,391	Frontier Group Holdings Inc.*	11,716
8,209	JetBlue Airways Corp.*	43,918
1,014	SkyWest Inc.*	123,100
2,632	Southwest Airlines Co.	86,593
1,498	Sun Country Airlines Holdings Inc.*	19,848
1,727	United Airlines Holdings Inc.*	181,335
	Total Airlines	2,949,319
Apparel – 0.7%
298	Birkenstock Holding PLC*	15,535
2,777	Capri Holdings Ltd.*	57,179
831	Carter’s Inc.	23,733
188	Columbia Sportswear Co.	10,475
272	Crocs Inc.*	23,718
777	Deckers Outdoor Corp.*	92,953
1,820	Ermenegildo Zegna NV	15,361
9,363	Hanesbrands Inc.*	59,081

See Notes to Financial Statements.
20

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – (continued)
1,330	Kontoor Brands Inc.	$102,743
317	Lakeland Industries Inc.	4,815
1,126	On Holding AG, Class A Shares*	50,760
382	Oxford Industries Inc.	16,827
329	PVH Corp.	27,741
200	Ralph Lauren Corp., Class A Shares	59,386
153	Rocky Brands Inc.	4,656
662	Skechers USA Inc., Class A Shares*	41,759
30,770	Steven Madden Ltd.	893,561
552	Superior Group of Cos., Inc.	7,253
17,032	Tapestry Inc.	1,734,198
683	Torrid Holdings Inc.*	1,489
950	Under Armour Inc., Class A Shares*	4,750
948	Under Armour Inc., Class C Shares*	4,664
2,095	VF Corp.	31,697
202	Weyco Group Inc.	6,121
34,829	Wolverine World Wide Inc.	1,112,438
	Total Apparel	4,402,893
Auto Manufacturers – 0.3%
11,258	Blue Bird Corp.*	657,355
726	Cummins Inc.	289,267
2,865	Faraday Future Intelligent Electric Inc.*	6,389
20,607	Ford Motor Co.	242,544
5,001	Hyliion Holdings Corp.*	8,402
655	Lucid Group Inc.*(a)	12,969
14,427	REV Group Inc.	767,661
3,954	Rivian Automotive Inc., Class A Shares*	53,656
1,100	Wabash National Corp.	12,199
	Total Auto Manufacturers	2,050,442
Auto Parts & Equipment – 0.8%
1,999	Adient PLC*	49,575
873	Aeva Technologies Inc.*	12,925
431	Allison Transmission Holdings Inc.	37,631
2,783	American Axle & Manufacturing Holdings Inc.*	16,197
1,178	Aptiv PLC*	93,686
5,928	Aurora Innovation Inc., Class A Shares*	33,375
1,205	BorgWarner Inc.	51,526
6,432	Cooper-Standard Holdings Inc.*	236,826
3,376	Dana Inc.	68,060
13,731	Dorman Products Inc.*	2,221,539
544	Douglas Dynamics Inc.	18,317
1,105	Fox Factory Holding Corp.*	31,968

See Notes to Financial Statements.
21

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
2,988	Garrett Motion Inc.	$38,814
50,045	Gentex Corp.	1,401,760
817	Gentherm Inc.*	30,041
6,271	Goodyear Tire & Rubber Co.*	53,178
958	Holley Inc.*	3,899
5,337	indie Semiconductor Inc., Class A Shares*	24,177
266	Lear Corp.	29,260
664	Luminar Technologies Inc., Class A Shares*	1,129
1,230	Methode Electronics Inc.	9,508
5,712	Microvast Holdings Inc.*	15,251
270	Miller Industries Inc.	11,364
626	Motorcar Parts of America Inc.*	9,327
937	Phinia Inc.	54,796
2,174	QuantumScape Corp., Class A Shares*	17,240
2,971	Solid Power Inc.*	12,864
522	Standard Motor Products Inc.	20,259
128	Strattec Security Corp.*	8,431
1,165	Titan International Inc.*	10,275
6,057	Visteon Corp.	750,826
633	XPEL Inc.*	23,522
	Total Auto Parts & Equipment	5,397,546
Distribution/Wholesale – 0.8%
555	A-Mark Precious Metals Inc.	12,993
31,972	Core & Main Inc., Class A Shares*	2,069,228
117	EVI Industries Inc.	3,246
6,055	Fastenal Co.	300,691
1,048	G-III Apparel Group Ltd.*	28,296
480	Global Industrial Co.	17,918
799	Hudson Technologies Inc.*	8,118
1,451	LKQ Corp.	47,332
2,166	MRC Global Inc.*	32,663
22,510	OPENLANE Inc.*	650,989
183	Pool Corp.	56,860
3,720	Resideo Technologies Inc.*	126,666
1,508	Rush Enterprises Inc., Class A Shares	86,559
207	Rush Enterprises Inc., Class B Shares	12,014
503	ScanSource Inc.*	21,956
221	SiteOne Landscape Supply Inc.*	31,656
72,747	ThredUp Inc., Class A Shares*	787,122
475	Titan Machinery Inc.*	9,500
5,242	VSE Corp.	851,301
179	Watsco Inc.	72,026

See Notes to Financial Statements.
22

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Distribution/Wholesale – (continued)
244	WESCO International Inc.	$53,641
234	WW Grainger Inc.	237,159
	Total Distribution/Wholesale	5,517,934
Entertainment – 1.1%
1,269	Accel Entertainment Inc., Class A Shares*	14,708
11,090	AMC Entertainment Holdings Inc., Class A Shares*	31,163
238	Atlanta Braves Holdings Inc., Class A Shares*	11,306
1,102	Atlanta Braves Holdings Inc., Class C Shares*	49,568
2,659	Brightstar Lottery PLC	44,246
1,035	Caesars Entertainment Inc.*	27,707
327	Churchill Downs Inc.	33,920
2,565	Cinemark Holdings Inc.	66,177
2,571	DraftKings Inc., Class A Shares*	123,357
924	Flutter Entertainment PLC*	283,825
533	Golden Entertainment Inc.	13,256
26,146	IMAX Corp.*	746,730
107	Liberty Media Corp.-Liberty Live, Class A Shares*	10,124
263	Liberty Media Corp.-Liberty Live, Class C Shares*	25,611
419	Light & Wonder Inc.*	38,745
4,471	Lionsgate Studios Corp.*	28,748
845	Live Nation Entertainment Inc.*	140,684
1,025	Madison Square Garden Entertainment Corp., Class A Shares*	41,728
78	Madison Square Garden Sports Corp.*	15,431
766	Marriott Vacations Worldwide Corp.	59,863
329	Monarch Casino & Resort Inc.	34,325
859	Penn Entertainment Inc.*	17,378
515	Pursuit Attractions & Hospitality Inc.*	19,209
291	RCI Hospitality Holdings Inc.	10,828
1,171	Red Rock Resorts Inc., Class A Shares	72,450
492	Reservoir Media Inc.*	3,877
75,551	Rush Street Interactive Inc.*	1,684,787
2,308	Six Flags Entertainment Corp.*	52,368
54,322	Sportradar Group AG, Class A Shares*	1,680,723
317	Starz Entertainment Corp.*	4,048
4,047	Super Group SGHC Ltd.	47,067
9,774	TKO Group Holdings Inc., Class A Shares	1,852,759
638	United Parks & Resorts Inc.*	33,546
179	Vail Resorts Inc.	29,320
705	Webtoon Entertainment Inc.*	10,201
	Total Entertainment	7,359,783

See Notes to Financial Statements.
23

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Food Service – 0.0%
1,349	Aramark	$52,759
Home Builders – 1.1%
756	Beazer Homes USA Inc.*	19,021
184	Cavco Industries Inc.*	97,610
635	Century Communities Inc.	41,834
1,303	Champion Homes Inc.*	98,324
1,454	DR Horton Inc.	246,424
8,940	Dream Finders Homes Inc., Class A Shares*	248,443
440	Forestar Group Inc.*	12,175
822	Green Brick Partners Inc.*	57,408
127	Hovnanian Enterprises Inc., Class A Shares*	17,826
10,164	Installed Building Products Inc.	2,661,138
1,689	KB Home	107,336
4,363	LCI Industries	459,947
1,204	Lennar Corp., Class A Shares	160,301
38	Lennar Corp., Class B Shares	4,833
551	LGI Homes Inc.*	34,112
637	M/I Homes Inc.*	93,805
1,779	Meritage Homes Corp.	138,211
15	NVR Inc.*	121,765
1,067	PulteGroup Inc.	140,865
2,461	Taylor Morrison Home Corp., Class A Shares*	165,798
9,059	Thor Industries Inc.	992,866
8,001	Toll Brothers Inc.	1,112,139
2,150	Tri Pointe Homes Inc.*	75,959
741	Winnebago Industries Inc.	26,661
	Total Home Builders	7,134,801
Home Furnishings – 0.4%
1,228	Arhaus Inc., Class A Shares*	14,404
1,220	Daktronics Inc.*	21,167
342	Dolby Laboratories Inc., Class A Shares	24,515
554	Ethan Allen Interiors Inc.	16,348
93	Flexsteel Industries Inc.	4,313
224	Hamilton Beach Brands Holding Co., Class A Shares	3,302
3,131	Leggett & Platt Inc.	30,089
309	Lovesac Co.*	5,911
1,825	MillerKnoll Inc.	38,526
11,509	SharkNinja Inc.*	1,346,093
471	Sleep Number Corp.*	4,960
15,038	Somnigroup International Inc.	1,262,440
3,224	Sonos Inc.*	44,878
2,027	Traeger Inc.*	2,554

See Notes to Financial Statements.
24

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Home Furnishings – (continued)
313	Whirlpool Corp.(a)	$29,156
1,443	Xperi Inc.*	8,658
	Total Home Furnishings	2,857,314
Housewares – 0.0%
2,321	Newell Brands Inc.	13,740
246	Scotts Miracle-Gro Co.	15,060
	Total Housewares	28,800
Leisure Time – 1.1%
672	Acushnet Holdings Corp.	51,509
27,930	Amer Sports Inc.*	1,098,208
423	American Outdoor Brands Inc.*	4,416
400	Brunswick Corp.	25,436
5,733	Carnival Corp.*	182,825
535	Clarus Corp.	1,942
175	Escalade Inc.	2,205
2,112	Global Business Travel Group I*	17,614
704	Harley-Davidson Inc.	20,500
98	Johnson Outdoors Inc., Class A Shares	3,951
47,393	Life Time Group Holdings Inc.*	1,323,213
28,327	Lindblad Expeditions Holdings Inc.*	413,008
1,183	Livewire Group Inc.*	4,554
517	Malibu Boats Inc., Class A Shares*	17,164
442	Marine Products Corp.	3,859
354	MasterCraft Boat Holdings Inc.*	7,767
2,437	Norwegian Cruise Line Holdings Ltd.*	60,535
26,289	OneSpaWorld Holdings Ltd.	593,343
9,545	Peloton Interactive Inc., Class A Shares*	72,542
11,724	Planet Fitness Inc., Class A Shares*	1,228,675
1,276	Polaris Inc.	72,196
1,345	Royal Caribbean Cruises Ltd.	488,531
9,739	Sabre Corp.*	17,433
3,694	Topgolf Callaway Brands Corp.*	35,315
14,385	Viking Holdings Ltd.*	915,174
554	Xponential Fitness Inc., Class A Shares*	4,659
17,840	YETI Holdings Inc.*	627,254
	Total Leisure Time	7,293,828
Lodging – 0.5%
288	Boyd Gaming Corp.	24,728
157	Choice Hotels International Inc.	18,774
1,469	Hilton Grand Vacations Inc.*	69,807
1,229	Hilton Worldwide Holdings Inc.	339,278
201	Hyatt Hotels Corp., Class A Shares	29,000

See Notes to Financial Statements.
25

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
45,646	Las Vegas Sands Corp.	$2,630,579
630	Marcus Corp.	9,727
1,036	MGM Resorts International*	41,119
385	Travel + Leisure Co.	24,336
381	Wyndham Hotels & Resorts Inc.	32,998
424	Wynn Resorts Ltd.	53,742
	Total Lodging	3,274,088
Office Furnishings – 0.0%
1,110	HNI Corp.	49,883
1,472	Interface Inc., Class A Shares	39,332
2,388	Steelcase Inc., Class A Shares	39,975
491	Virco Mfg. Corp.	4,228
	Total Office Furnishings	133,418
Retail – 4.6%
1,139	Abercrombie & Fitch Co., Class A Shares*	106,531
1,596	Academy Sports & Outdoors Inc.	85,466
1,443	Advance Auto Parts Inc.	88,009
3,851	American Eagle Outfitters Inc.	49,832
226	America’s Car-Mart Inc.*	10,127
1,938	Arko Corp.	9,690
476	Asbury Automotive Group Inc.*	119,733
148	AutoNation Inc.*	32,424
519	Barnes & Noble Education Inc.*	4,479
280	Bassett Furniture Industries Inc.	4,710
1,073	Bath & Body Works Inc.	31,342
992	Best Buy Co., Inc.	73,051
18	Biglari Holdings Inc., Class B Shares*	5,596
609	BJ’s Restaurants Inc.*	20,438
6,400	BJ’s Wholesale Club Holdings Inc.*	625,152
2,052	Bloomin’ Brands Inc.	15,082
212	BlueLinx Holdings Inc.*	17,513
8,440	Boot Barn Holdings Inc.*	1,500,379
1,099	Brinker International Inc.*	171,422
803	Buckle Inc.	45,442
337	Build-A-Bear Workshop Inc.	20,493
323	Burlington Stores Inc.*	93,890
878	Caleres Inc.	13,170
1,520	Camping World Holdings Inc., Class A Shares	26,615
778	CarMax Inc.*	47,730
11,952	Carvana Co., Class A Shares*	4,445,188
1,602	Casey’s General Stores Inc.	792,221
10,541	Cava Group Inc.*	712,045

See Notes to Financial Statements.
26

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
13,317	Cheesecake Factory Inc.	$818,463
113	Citi Trends Inc.*	4,026
4,002	Clean Energy Fuels Corp.*	10,525
569	Cracker Barrel Old Country Store Inc.	34,038
625	Darden Restaurants Inc.	129,337
624	Dave & Buster’s Entertainment Inc.*	16,018
1,927	Denny’s Corp.*	8,806
1,579	Designer Brands Inc., Class A Shares	5,858
11,177	Dick’s Sporting Goods Inc.	2,378,466
16	Dillard’s Inc., Class A Shares	8,526
347	Dine Brands Global Inc.	8,311
21,136	Dollar General Corp.	2,298,751
1,049	Dollar Tree Inc.*	114,519
163	Domino’s Pizza Inc.	74,703
29,812	Dutch Bros Inc., Class A Shares*	2,141,396
562	El Pollo Loco Holdings Inc.*	5,974
3,770	EVgo Inc., Class A Shares*	14,590
1,023	Ferguson Enterprises Inc.	236,466
1,133	First Watch Restaurant Group Inc.*	21,346
991	FirstCash Holdings Inc.	145,945
11,325	Five Below Inc.*	1,643,257
540	Floor & Decor Holdings Inc., Class A Shares*	44,237
2,198	Foot Locker Inc.*	54,291
277	Freshpet Inc.*	15,462
2,196	GameStop Corp., Class A Shares*	49,212
1,173	Gap Inc.	25,818
285	Genesco Inc.*	9,114
714	Genuine Parts Co.	99,482
932	GMS Inc.*	102,455
3,443	Group 1 Automotive Inc.	1,600,238
271	Haverty Furniture Cos., Inc.	6,111
80	J Jill Inc.	1,341
503	Jack in the Box Inc.	9,708
3,108	Kohl’s Corp.(a)	46,806
2,191	Krispy Kreme Inc.	7,778
5,459	Kura Sushi USA Inc., Class A Shares*	462,950
1,108	La-Z-Boy Inc.	40,963
130	Lithia Motors Inc., Class A Shares	43,768
545	Lululemon Athletica Inc.*	110,199
1,601	Macy’s Inc.	21,181
518	MarineMax Inc.*	13,649
583	Movado Group Inc.	10,651

See Notes to Financial Statements.
27

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
266	MSC Industrial Direct Co., Inc., Class A Shares	$24,001
3,626	Murphy USA Inc.	1,365,189
34,586	National Vision Holdings Inc.*	793,403
1,123	Nu Skin Enterprises Inc., Class A Shares	13,667
611	ODP Corp.*	12,379
10,456	Ollie’s Bargain Outlet Holdings Inc.*	1,326,239
494	OneWater Marine Inc., Class A Shares*	8,314
873	Papa John’s International Inc.	42,524
782	Patrick Industries Inc.	87,467
291	PC Connection Inc.	18,685
105	Penske Automotive Group Inc.	19,363
1,883	Petco Health & Wellness Co., Inc., Class A Shares*	7,513
1,650	Portillo’s Inc., Class A Shares*	11,682
523	Potbelly Corp.*	6,768
616	PriceSmart Inc.	66,072
55,519	QXO Inc.*	1,117,597
1,671	Restaurant Brands International Inc.	105,824
88	RH*	19,859
14,201	Ross Stores Inc.	2,089,819
2,681	Sally Beauty Holdings Inc.*	37,159
451	Savers Value Village Inc.*	5,453
942	Shake Shack Inc., Class A Shares*	99,852
442	Shoe Carnival Inc.	9,238
1,007	Signet Jewelers Ltd.	88,666
369	Sonic Automotive Inc., Class A Shares	30,328
2,445	Sweetgreen Inc., Class A Shares*	22,250
339	Texas Roadhouse Inc., Class A Shares	58,494
505	Tile Shop Holdings Inc.*	3,136
2,821	Tractor Supply Co.	174,225
238	Ulta Beauty Inc.*	117,270
13,865	Urban Outfitters Inc.*	930,064
1,610	Victoria’s Secret & Co.*	37,062
2,345	Warby Parker Inc., Class A Shares*	61,439
992	Wendy’s Co.	10,525
633	Williams-Sonoma Inc.	119,124
141	Wingstop Inc.	46,265
75	Winmark Corp.	34,788
1,472	Yum! Brands Inc.	216,340
637	Zumiez Inc.*	10,950
	Total Retail	31,311,498

See Notes to Financial Statements.
28

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – 0.0%
362	UniFirst Corp.	$64,371
Toys/Games/Hobbies – 0.0%
720	Funko Inc., Class A Shares*	2,491
674	Hasbro Inc.	54,709
154	JAKKS Pacific Inc.	2,737
1,615	Mattel Inc.*	29,554
	Total Toys/Games/Hobbies	89,491
	TOTAL CONSUMER CYCLICAL	79,918,285
CONSUMER NON-CYCLICAL – 18.1%
Agriculture – 0.2%
131	Alico Inc.	4,433
853	Andersons Inc.	34,888
2,521	Archer-Daniels-Midland Co.	157,915
743	Bunge Global SA	62,575
784	Darling Ingredients Inc.*	26,625
1,534	Dole PLC	22,581
871	Fresh Del Monte Produce Inc.	31,600
391	Ispire Technology Inc.*	1,243
392	Limoneira Co.	6,178
464	Tejon Ranch Co.*	8,078
432	Turning Point Brands Inc.	42,984
623	Universal Corp.	34,857
21,253	Vital Farms Inc.*	1,085,816
	Total Agriculture	1,519,773
Beverages – 0.5%
50	Boston Beer Co., Inc., Class A Shares*	11,055
2,109	BRC Inc., Class A Shares*	3,269
240	Brown-Forman Corp., Class A Shares	7,284
726	Brown-Forman Corp., Class B Shares	21,737
35,390	Celsius Holdings Inc.*	2,225,323
259	Coca-Cola Consolidated Inc.	30,365
675	Constellation Brands Inc., Class A Shares	109,310
8,219	MGP Ingredients Inc.	243,036
953	Molson Coors Beverage Co., Class B Shares	48,117
605	National Beverage Corp.*	25,440
1,298	Primo Brands Corp., Class A Shares	32,593
17,306	Vita Coco Co., Inc.*	618,516
1,130	Westrock Coffee Co.*	6,113
774	Zevia PBC, Class A Shares*	2,167
	Total Beverages	3,384,325

See Notes to Financial Statements.
29

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – 4.1%
1,848	4D Molecular Therapeutics Inc.*	$11,384
3,071	89bio Inc.*	27,731
1,404	Abeona Therapeutics Inc.*	9,589
3,065	Absci Corp.*	7,325
2,984	ACADIA Pharmaceuticals Inc.*	77,554
3,124	ADC Therapeutics SA*	9,591
5,598	ADMA Biologics Inc.*	96,621
1,685	Akero Therapeutics Inc.*	78,740
1,104	Aldeyra Therapeutics Inc.*	6,447
3,487	Allogene Therapeutics Inc.*	3,940
4,693	Alnylam Pharmaceuticals Inc.*	2,095,471
1,655	Altimmune Inc.*	6,339
1,811	Alumis Inc.*	8,403
6,592	Amicus Therapeutics Inc.*	50,033
421	AnaptysBio Inc.*	8,559
2,026	Anavex Life Sciences Corp.*	19,531
3,092	ANI Pharmaceuticals Inc.*	289,102
3,027	Annexon Inc.*	6,236
585	Apellis Pharmaceuticals Inc.*	16,128
40,192	Apogee Therapeutics Inc.*	1,461,783
3,443	Arbutus Biopharma Corp.*	12,774
876	Arcellx Inc.*	60,786
525	Arcturus Therapeutics Holdings Inc.*	8,930
2,015	Arcus Biosciences Inc.*	21,339
38,502	Arcutis Biotherapeutics Inc.*	597,551
6,049	Ardelyx Inc.*	38,472
1,251	Argenx SE, ADR*	890,962
714	ArriVent Biopharma Inc.*	13,652
43,703	Arrowhead Pharmaceuticals Inc.*	962,777
14,748	ARS Pharmaceuticals Inc.*	171,372
48,093	Astria Therapeutics Inc.*	297,215
1,524	Atea Pharmaceuticals Inc.*	5,121
1,446	Aura Biosciences Inc.*	9,052
2,711	Aurinia Pharmaceuticals Inc.*	32,505
2,864	Avidity Biosciences Inc.*	133,405
1,014	Axsome Therapeutics Inc.*	122,978
2,416	Beam Therapeutics Inc.*	39,526
493	Benitec Biopharma Inc.*	6,527
982	Bicara Therapeutics Inc.*	11,725
883	BioAge Labs Inc.*	4,353
30,829	BioCryst Pharmaceuticals Inc.*	256,189
753	Biogen Inc.*	99,562

See Notes to Financial Statements.
30

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
2,320	Biohaven Ltd.*	$35,705
1,057	BioMarin Pharmaceutical Inc.*	61,591
115	Bio-Rad Laboratories Inc., Class A Shares*	34,256
26,208	Bridgebio Pharma Inc.*	1,356,526
158	Bright Minds Biosciences Inc.*	6,144
1,217	Candel Therapeutics Inc.*	7,046
797	Capricor Therapeutics Inc.*(a)	5,005
1,935	Cardiff Oncology Inc.*(a)	4,063
326	Cartesian Therapeutics Inc.*	3,276
715	Celcuity Inc.*	36,629
1,694	Celldex Therapeutics Inc.*	37,404
921	Certara Inc.*	9,984
1,485	CG oncology Inc.*	39,828
2,720	Cogent Biosciences Inc.*	32,858
3,209	Compass Therapeutics Inc.*	11,199
1,073	Contra Alimera Science*(b)(c)	43
3,610	Corteva Inc.	267,826
109,696	Crinetics Pharmaceuticals Inc.*	3,399,479
2,067	CRISPR Therapeutics AG*	107,133
1,309	Cullinan Therapeutics Inc.*	9,870
3,278	Cytek Biosciences Inc.*	13,571
2,819	Cytokinetics Inc.*	99,595
2,151	Day One Biopharmaceuticals Inc.*	16,154
3,311	Denali Therapeutics Inc.*	50,559
1,536	Design Therapeutics Inc.*	8,494
648	DiaMedica Therapeutics Inc.*	3,700
596	Dianthus Therapeutics Inc.*	14,048
626	Disc Medicine Inc., Class A Shares*	37,338
2,447	Dynavax Technologies Corp.*	24,764
2,660	Dyne Therapeutics Inc.*	35,883
19,938	Edgewise Therapeutics Inc.*	286,110
2,959	Editas Medicine Inc.*	7,605
2,075	Eledon Pharmaceuticals Inc.*	5,374
1,657	Emergent BioSolutions Inc.*	13,753
543	Entrada Therapeutics Inc.*	2,970
4,782	Erasca Inc.*	7,508
4,211	Esperion Therapeutics Inc.*	9,348
1,358	Evolus Inc.*	10,362
22,209	Exelixis Inc.*	831,061
1,774	EyePoint Pharmaceuticals Inc.*	20,525
3,093	Fate Therapeutics Inc.*	3,217
15,412	Geron Corp.*	21,577

See Notes to Financial Statements.
31

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
6,117	Gossamer Bio Inc.*	$15,109
331	Greenwich Lifesciences Inc.*	3,800
616	Halozyme Therapeutics Inc.*	45,060
3,124	Humacyte Inc.*	4,842
1,989	Ideaya Biosciences Inc.*	48,830
813	Illumina Inc.*	81,267
4,803	ImmunityBio Inc.*	11,239
1,945	Immunome Inc.*	18,497
1,592	Immunovant Inc.*	23,386
808	Incyte Corp.*	68,365
489	Inhibrx Biosciences Inc.*	13,790
650	Inmune Bio Inc.*	1,320
1,476	Innoviva Inc.*	30,155
7,482	Insmed Inc.*	1,018,300
2,508	Intellia Therapeutics Inc.*	28,478
780	Ionis Pharmaceuticals Inc.*	33,255
7,637	Iovance Biotherapeutics Inc.*(a)	17,031
1,003	Jade Biosciences Inc.	7,924
917	Janux Therapeutics Inc.*	20,834
773	Keros Therapeutics Inc.*	11,757
21,469	Kiniksa Pharmaceuticals International PLC, Class A Shares*	718,997
584	Kodiak Sciences Inc.*	5,279
3,446	Korro Bio Inc.*	79,534
597	Krystal Biotech Inc.*	88,177
1,878	Kura Oncology Inc.*	14,836
1,116	Kymera Therapeutics Inc.*	45,979
1,737	Larimar Therapeutics Inc.*	6,288
446	LENZ Therapeutics Inc.*	17,229
458	Lexeo Therapeutics Inc.*	2,194
5,793	Ligand Pharmaceuticals Inc.*	936,786
1,820	Liquidia Corp.*	50,378
2,798	Maravai LifeSciences Holdings Inc., Class A Shares*	6,771
22,938	MBX Biosciences Inc.*	346,134
1,494	MeiraGTx Holdings PLC*	10,906
423	Metsera Inc.*	14,928
58,122	Mind Medicine MindMed Inc.*	516,123
843	Mineralys Therapeutics Inc.*	13,050
199	Mirati Therapeutics Inc.*(b)(c)	139
1,809	Moderna Inc.*	43,579
135	Monopar Therapeutics Inc.*	4,610
950	Monte Rosa Therapeutics Inc.*	4,560
2,357	Myriad Genetics Inc.*	15,014

See Notes to Financial Statements.
32

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
3,348	NeoGenomics Inc.*	$29,395
1,498	Niagen Bioscience Inc.*	14,830
2,164	Nkarta Inc.*	4,588
3,470	Novavax Inc.*	25,921
1,901	Nurix Therapeutics Inc.*	17,755
1,035	Nuvalent Inc., Class A Shares*	79,260
5,681	Nuvation Bio Inc.*	16,873
1,571	Olema Pharmaceuticals Inc.*	8,578
1,323	Omeros Corp.*	5,504
2,438	Organogenesis Holdings Inc., Class A Shares*	12,556
850	Oruka Therapeutics Inc.*	12,580
222	Palvella Therapeutics Inc.*	12,021
1,850	Perspective Therapeutics Inc.*	6,216
1,253	Phathom Pharmaceuticals Inc.*	15,262
9,278	Praxis Precision Medicines Inc.*	422,520
111,954	Precigen Inc.*(a)	504,913
2,350	Prime Medicine Inc.*	7,614
2,547	Protalix BioTherapeutics Inc.*	3,948
792	Protara Therapeutics Inc.*	2,471
1,032	Prothena Corp. PLC*	8,462
22,105	PTC Therapeutics Inc.*	1,090,440
2,018	Puma Biotechnology Inc.*	10,171
331	Rapport Therapeutics Inc.*	5,836
8,057	Recursion Pharmaceuticals Inc., Class A Shares*(a)	37,868
1,455	REGENXBIO Inc.*	12,993
3,206	Relay Therapeutics Inc.*	11,510
1,856	Replimune Group Inc.*	10,022
871	Revolution Medicines Inc.*	33,072
2,118	Rezolute Inc.*	15,080
515	Rigel Pharmaceuticals Inc.*	20,008
1,696	Rocket Pharmaceuticals Inc.*	5,563
1,863	Roivant Sciences Ltd.*	22,226
2,002	Royalty Pharma PLC, Class A Shares	72,032
3,020	Sana Biotechnology Inc.*	9,241
549	Sarepta Therapeutics Inc.*	9,992
3,419	Savara Inc.*	11,214
18,869	Scholar Rock Holding Corp.*	616,073
35,682	Septerna Inc.*	431,752
967	Soleno Therapeutics Inc.*	65,437
1,875	Solid Biosciences Inc.*	10,275
1,118	Stoke Therapeutics Inc.*	22,092
12,438	Structure Therapeutics Inc., ADR*	240,053

See Notes to Financial Statements.
33

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
736	Summit Therapeutics Inc.*(a)	$17,443
2,149	Syndax Pharmaceuticals Inc.*	35,093
1,655	Tango Therapeutics Inc.*	11,105
15,210	Tarsus Pharmaceuticals Inc.*	891,002
4,163	Taysha Gene Therapies Inc.*	12,156
363	Tectonic Therapeutic Inc.*	9,271
2,299	Terns Pharmaceuticals Inc.*	16,001
3,627	TG Therapeutics Inc.*	106,380
810	Theravance Biopharma Inc.*	11,243
840	Third Harmonic Bio Inc.*(b)	25
719	Tourmaline Bio Inc.*	16,825
2,308	Travere Therapeutics Inc.*	40,390
429	Tyra Biosciences Inc.*	5,435
529	Ultragenyx Pharmaceutical Inc.*	15,849
245	United Therapeutics Corp.*	74,666
1,064	Upstream Bio Inc.*	18,226
907	UroGen Pharma Ltd.*	17,641
1,203	Vera Therapeutics Inc., Class A Shares*	26,033
1,870	Veracyte Inc.*	56,736
1,463	Verastem Inc.*	13,533
1,270	Vericel Corp.*	46,177
631	Viking Therapeutics Inc.*	17,069
2,217	Vir Biotechnology Inc.*	10,952
1,611	Viridian Therapeutics Inc.*	29,610
55,064	WaVe Life Sciences Ltd.*	528,614
1,886	Xencor Inc.*	15,333
51,142	Xenon Pharmaceuticals Inc.*	1,979,707
186	XOMA Royalty Corp.*	6,039
422	Zenas Biopharma Inc.*	6,752
1,220	Zevra Therapeutics Inc.*	11,065
1,409	Zymeworks Inc.*	20,867
	Total Biotechnology	27,562,846
Commercial Services – 4.1%
1,488	ABM Industries Inc.	73,165
668	Acacia Research Corp.*	2,278
4,126	Acuren Corp.*	46,500
1,989	ADT Inc.	17,324
922	Adtalem Global Education Inc.*	120,736
24,373	Affirm Holdings Inc., Class A Shares*	2,156,036
727	AirSculpt Technologies Inc.*	4,689
1,143	Alarm.com Holdings Inc.*	67,014
10,331	Alight Inc., Class A Shares	40,084

See Notes to Financial Statements.
34

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
309	Alta Equipment Group Inc.	$2,577
9,029	American Public Education Inc.*	272,495
989	AMN Healthcare Services Inc.*	20,551
1,886	API Group Corp.*	67,293
83,908	Arlo Technologies Inc.*	1,460,838
89	Avis Budget Group Inc.*	14,083
654	Barrett Business Services Inc.	31,915
2,885	Block Inc., Class A Shares*	229,761
641	Booz Allen Hamilton Holding Corp., Class A Shares	69,690
286	Bright Horizons Family Solutions Inc.*	33,759
1,488	BrightView Holdings Inc.*	21,427
1,085	Brink’s Co.	121,563
988	Cadiz Inc.*	3,537
326	Carriage Services Inc., Class A Shares	14,272
325	Cass Information Systems Inc.	14,014
1,265	CBIZ Inc.*	81,643
447	Cimpress PLC*	28,212
2,196	Clarivate PLC*	9,553
1,280	CompoSecure Inc., Class A Shares*	24,474
2,828	CoreCivic Inc.*	57,352
351	Corpay Inc.*	114,310
3,716	Coursera Inc.*	42,734
237	CPI Card Group Inc.*	3,692
171	CRA International Inc.	33,133
876	Cross Country Healthcare Inc.*	11,721
1,729	Custom Truck One Source Inc.*	10,616
1,122	Deluxe Corp.	22,059
195	Distribution Solutions Group Inc.*	6,281
19,333	Driven Brands Holdings Inc.*	356,114
422	Emerald Holding Inc.	2,173
603	Ennis Inc.	11,017
659	Equifax Inc.	162,312
200	Euronet Worldwide Inc.*	18,638
1,262	European Wax Center Inc., Class A Shares*	5,414
1,540	EVERTEC Inc.	54,947
1,863	First Advantage Corp.*	30,479
3,188	Flywire Corp.*	41,922
219	Forrester Research Inc.*	2,133
253	Franklin Covey Co.*	4,949
167	FTI Consulting Inc.*	28,163
3,293	GEO Group Inc.*	68,297
1,260	Global Payments Inc.	111,913

See Notes to Financial Statements.
35

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
77	Graham Holdings Co., Class B Shares	$83,626
8,089	Grand Canyon Education Inc.*	1,630,500
1,197	Green Dot Corp., Class A Shares*	16,662
574	GXO Logistics Inc.*	30,221
670	H&R Block Inc.	33,735
683	Hackett Group Inc.	14,220
1,863	Healthcare Services Group Inc.*	29,081
509	Heidrick & Struggles International Inc.	25,862
790	Herc Holdings Inc.	103,324
2,710	Hertz Global Holdings Inc.*	15,528
320	HireQuest Inc.	3,123
19,460	Huron Consulting Group Inc.*	2,665,242
435	ICF International Inc.	42,726
616	Information Services Group Inc.	3,185
862	Insperity Inc.	47,600
978	John Wiley & Sons Inc., Class A Shares	39,687
716	Kelly Services Inc., Class A Shares	10,189
481	Kforce Inc.	15,681
753	KinderCare Learning Cos., Inc.*	5,414
24,515	Korn Ferry	1,817,542
3,095	Laureate Education Inc., Class A Shares*	85,051
2,570	Legalzoom.com Inc.*	28,476
756	Lifecore Biomedical Inc.*	5,753
13,938	Lincoln Educational Services Corp.*	262,174
269	ManpowerGroup Inc.	11,406
185	MarketAxess Holdings Inc.	34,010
9,191	Marqeta Inc., Class A Shares*	58,501
743	Matthews International Corp., Class A Shares	18,256
410	Medifast Inc.*	5,752
1,084	Mercurity Fintech Holding Inc.*	7,577
2,345	Mister Car Wash Inc.*	13,390
757	Monro Inc.	12,551
119	Morningstar Inc.	31,228
528	National Research Corp.	7,756
2,005	NPK International Inc.*	20,852
228	Paylocity Holding Corp.*	40,864
54,653	Paymentus Holdings Inc., Class A Shares*	2,127,641
6,993	Payoneer Global Inc.*	48,601
805	Paysafe Ltd.*	11,359
1,466	Perdoceo Education Corp.	47,997
2,510	Performant Healthcare Inc.*	19,151
744	Priority Technology Holdings Inc.*	6,227

See Notes to Financial Statements.
36

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
1,093	PROG Holdings Inc.	$38,517
1,622	Progyny Inc.*	38,393
1,041	Quad/Graphics Inc.	6,933
15,052	Quanta Services Inc.	5,689,054
956	RB Global Inc.	109,500
170	RCM Technologies Inc.*	4,612
3,725	Remitly Global Inc.*	69,024
2,093	Repay Holdings Corp., Class A Shares*	12,391
1,227	Resources Connection Inc.	6,270
605	Robert Half Inc.	22,579
1,444	Rollins Inc.	81,644
712	Service Corp. International	56,426
4,593	Sezzle Inc.*	434,498
363	Shift4 Payments Inc., Class A Shares*	32,826
176	SoundThinking Inc.*	2,241
781	Spire Global Inc.*	7,060
5,853	StoneCo Ltd., Class A Shares*	96,399
575	Strategic Education Inc.	46,776
1,067	Stride Inc.*	174,124
1,220	Target Hospitality Corp.*	11,065
29,994	Toast Inc., Class A Shares*	1,352,729
259	Transcat Inc.*	21,743
1,004	TransUnion	88,754
715	TriNet Group Inc.	51,780
1,175	TrueBlue Inc.*	7,015
2,259	Udemy Inc.*	15,497
47	U-Haul Holding Co.*	2,705
599	U-Haul Holding Co. (Non-Voting)	31,292
18,549	UL Solutions Inc., Class A Shares	1,171,740
342	United Rentals Inc.	327,068
12,982	Universal Technical Institute Inc.*	345,191
1,404	Upbound Group Inc.	35,676
262	USCB Financial Holdings Inc.	4,556
34,558	Valvoline Inc.*	1,340,159
741	Verisk Analytics Inc., Class A Shares	198,677
3,858	Verra Mobility Corp., Class A Shares*	95,871
3,335	Vestis Corp.	15,608
169	WEX Inc.*	28,958
356	Willdan Group Inc.*	39,110
885	WillScot Holdings Corp.	21,452
1,692	ZipRecruiter Inc., Class A Shares*	8,460
	Total Commercial Services	27,931,946

See Notes to Financial Statements.
37

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – 0.6%
3,178	Beauty Health Co.*	$6,610
2,077	Coty Inc., Class A Shares*	8,889
1,291	Edgewell Personal Care Co.	31,010
10,486	elf Beauty Inc.*	1,310,750
1,206	Estee Lauder Cos., Inc., Class A Shares	110,626
2,231	Honest Co., Inc.*	8,835
439	Interparfums Inc.	50,459
10,037	Kenvue Inc.	207,866
5,994	Olaplex Holdings Inc.*	8,571
782	Perrigo Co. PLC	18,565
36,116	Prestige Consumer Healthcare Inc.*	2,457,333
671	Waldencast PLC, Class A Shares*	1,047
	Total Cosmetics/Personal Care	4,220,561
Food – 1.6%
2,105	Albertsons Cos., Inc., Class A Shares	40,963
2,550	B&G Foods Inc.	11,500
1,969	Beyond Meat Inc.*(a)	4,922
392	Calavo Growers Inc.	10,721
1,150	Cal-Maine Foods Inc.	132,986
973	Campbell’s Co.	31,068
872	Chefs’ Warehouse Inc.*	55,058
2,667	Conagra Brands Inc.	51,020
1,095	Flowers Foods Inc.	16,469
2,888	General Mills Inc.	142,465
2,220	Grocery Outlet Holding Corp.*	40,204
2,265	Hain Celestial Group Inc.*	4,077
14,268	Hershey Co.	2,621,745
745	HF Foods Group Inc.*	2,444
1,470	Hormel Foods Corp.	37,397
370	Ingles Markets Inc., Class A Shares	25,045
10,344	Ingredion Inc.	1,339,962
404	J & J Snack Foods Corp.	45,074
578	JM Smucker Co.	63,875
225	John B Sanfilippo & Son Inc.	14,603
1,435	Kellanova	114,082
4,566	Kraft Heinz Co.	127,711
3,202	Kroger Co.	217,224
687	Lamb Weston Holdings Inc.	39,523
233	Lifeway Foods Inc.*	7,100
678	Mama’s Creations Inc.*	5,410
5,326	Marzetti Co.	972,528
1,306	McCormick & Co., Inc.	91,903

See Notes to Financial Statements.
38

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
1,336	Mission Produce Inc.*	$16,713
96	Nathan’s Famous Inc.	10,051
7,930	Natural Grocers by Vitamin Cottage Inc.	304,909
21,037	Performance Food Group Co.*	2,133,152
226	Pilgrim’s Pride Corp.	10,046
292	Post Holdings Inc.*	33,040
1	Seaboard Corp.	3,969
106	Seneca Foods Corp., Class A Shares*	11,999
2,256	Simply Good Foods Co.*	64,589
152	Smithfield Foods Inc.	3,865
846	SpartanNash Co.	22,673
3,828	Sprouts Farmers Market Inc.*	537,987
2,265	SunOpta Inc.*	14,202
2,570	Sysco Corp.	206,808
515	Tootsie Roll Industries Inc.	20,708
38,144	TreeHouse Foods Inc.*	699,561
1,439	Tyson Foods Inc., Class A Shares	81,706
1,411	United Natural Foods Inc.*	39,903
1,183	US Foods Holding Corp.*	91,801
1,678	Utz Brands Inc.	22,519
309	Village Super Market Inc., Class A Shares	11,211
423	Weis Markets Inc.	30,308
1,691	WK Kellogg Co.	38,758
	Total Food	10,677,557
Healthcare-Products – 3.4%
2,478	10X Genomics Inc., Class A Shares*	34,717
1,695	Accuray Inc.*	2,576
78,004	Adaptive Biotechnologies Corp.*	1,028,093
22,517	Agilent Technologies Inc.	2,829,486
351	Align Technology Inc.*	49,828
40,731	Alphatec Holdings Inc.*	647,623
1,353	AngioDynamics Inc.*	13,882
9,405	Artivion Inc.*	413,162
1,239	AtriCure Inc.*	45,831
1,153	Avanos Medical Inc.*	13,767
3,360	Avantor Inc.*	45,259
954	Avita Medical Inc.*(a)	4,140
1,046	Axogen Inc.*	16,882
958	Azenta Inc.*	29,257
2,635	Baxter International Inc.	65,058
25,905	Beta Bionics Inc.*	488,050
915	BioLife Solutions Inc.*	22,921

See Notes to Financial Statements.
39

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
795	Bio-Techne Corp.	$43,431
1,140	Bioventus Inc., Class A Shares*	8,436
509	Bruker Corp.	17,296
5,866	Butterfly Network Inc., Class A Shares*	9,444
1,305	CareDx Inc.*	17,826
659	Castle Biosciences Inc.*	15,823
742	Ceribell Inc.*	8,778
6,901	Cerus Corp.*	9,040
818	ClearPoint Neuro Inc.*	8,581
815	CONMED Corp.	44,303
1,023	Cooper Cos., Inc.*	68,945
460	CVRx Inc.*	3,611
909	Delcath Systems Inc.*	10,017
1,188	DENTSPLY SIRONA Inc.	16,988
248	Electromed Inc.*	6,133
1,468	Embecta Corp.	21,257
1,360	Enovis Corp.*	42,024
35,197	Envista Holdings Corp.*	745,472
1,020	Exact Sciences Corp.*	48,368
2,426	GE HealthCare Technologies Inc.	178,869
5,771	Glaukos Corp.*	552,977
17,601	Globus Medical Inc., Class A Shares*	1,078,413
720	GRAIL Inc.*	23,609
45,439	Guardant Health Inc.*	3,063,497
1,216	Haemonetics Corp.*	66,321
1,146	Hologic Inc.*	76,920
582	ICU Medical Inc.*	74,298
426	IDEXX Laboratories Inc.*	275,660
483	Inogen Inc.*	3,859
174	Inspire Medical Systems Inc.*	16,302
6,803	Insulet Corp.*	2,312,204
833	Integer Holdings Corp.*	89,856
42,710	Integra LifeSciences Holdings Corp.*	646,202
187	iRadimed Corp.	13,546
798	iRhythm Technologies Inc.*	135,644
431	Kestra Medical Technologies Ltd.*	6,956
1,398	KORU Medical Systems Inc.*	5,900
1,635	Lantheus Holdings Inc.*	89,761
533	LeMaitre Vascular Inc.	50,830
329	LENSAR Inc.*	4,040
1,306	LivaNova PLC*	73,619
255	Masimo Corp.*	35,626

See Notes to Financial Statements.
40

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
3,354	MaxCyte Inc.*	$4,662
1,417	Merit Medical Systems Inc.*	128,295
3,002	MiMedx Group Inc.*	21,314
11,588	Natera Inc.*	1,949,681
5,809	Neogen Corp.*	33,402
20,080	NeuroPace Inc.*	183,732
2,414	Novocure Ltd.*	29,765
3,430	OmniAb Inc.*	5,488
1,206	Omnicell Inc.*	39,304
2,423	OraSure Technologies Inc.*	8,020
826	Orthofix Medical Inc.*	12,373
380	OrthoPediatrics Corp.*	8,117
547	Outset Medical Inc.*	7,609
8,898	Pacific Biosciences of California Inc.*	11,656
3,208	Penumbra Inc.*	874,629
1,262	PROCEPT BioRobotics Corp.*	50,695
842	Pulmonx Corp.*	1,440
411	Pulse Biosciences Inc.*(a)	6,387
1,087	QIAGEN NV	50,546
1,247	Quanterix Corp.*	5,674
3,978	Quantum-Si Inc.*	4,455
23,081	QuidelOrtho Corp.*	662,194
265	Repligen Corp.*	32,415
773	ResMed Inc.	212,196
615	Revvity Inc.	55,418
944	RxSight Inc.*	8,534
91	Sanara Medtech Inc.*	3,063
230	SANUWAVE Health Inc.*	9,577
212	Semler Scientific Inc.*	6,284
1,008	SI-BONE Inc.*	16,803
779	Solventum Corp.*	56,937
1,291	STAAR Surgical Co.*	35,322
2,874	Stereotaxis Inc.*	8,277
508	STERIS PLC	124,490
323	Surmodics Inc.*	10,995
530	Tactile Systems Technology Inc.*	7,054
1,708	Tandem Diabetes Care Inc.*	21,367
223	Teleflex Inc.	28,189
495	Tempus AI Inc., Class A Shares*	37,551
14,657	TransMedics Group Inc.*	1,684,969
1,652	Treace Medical Concepts Inc.*	12,126
1,412	Twist Bioscience Corp.*	38,082

See Notes to Financial Statements.
41

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
191	UFP Technologies Inc.*	$40,141
120	Utah Medical Products Inc.	7,465
912	Varex Imaging Corp.*	10,534
308	Waters Corp.*	92,954
368	West Pharmaceutical Services Inc.	90,878
1,021	Zimmer Biomet Holdings Inc.	108,328
978	Zimvie Inc.*	18,465
	Total Healthcare-Products	22,649,066
Healthcare-Services – 1.5%
529	Acadia Healthcare Co., Inc.*	12,146
12,099	Addus HomeCare Corp.*	1,393,442
8,464	agilon health Inc.*	10,834
749	Ardent Health Inc.*	9,505
1,140	Astrana Health Inc.*	36,434
1,149	Aveanna Healthcare Holdings Inc.*	9,192
2,010	BrightSpring Health Services Inc.*	47,617
5,430	Brookdale Senior Living Inc.*	41,811
2,571	Centene Corp.*	74,662
247	Charles River Laboratories International Inc.*	40,338
72	Chemed Corp.	32,972
9,414	Clover Health Investments Corp., Class A Shares*	24,665
3,046	Community Health Systems Inc.*	8,407
2,797	Concentra Group Holdings Parent Inc.	66,569
700	CorVel Corp.*	62,335
191	DaVita Inc.*	26,312
3,054	DocGo Inc.*	4,764
24,925	Encompass Health Corp.	3,034,868
1,193	Enhabit Inc.*	9,401
1,394	Ensign Group Inc.	239,461
2,724	Fortrea Holdings Inc.*	26,831
458	Fulgent Genetics Inc.*	10,154
4,819	GeneDx Holdings Corp., Class A Shares*	624,012
1,193	Ginkgo Bioworks Holdings Inc.*	15,115
2,117	HealthEquity Inc.*	189,112
10,137	Humana Inc.	3,078,201
485	Innovage Holding Corp.*	1,857
934	IQVIA Holdings Inc.*	178,216
339	Joint Corp.*	3,641
432	Labcorp Holdings Inc.	120,092
3,564	LifeStance Health Group Inc.*	19,531
115	Medpace Holdings Inc.*	54,684
276	Molina Healthcare Inc.*	49,909

See Notes to Financial Statements.
42

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – (continued)
1,585	Nano-X Imaging Ltd.*	$6,134
326	National HealthCare Corp.	36,994
1,266	Neuronetics Inc.*	4,216
1,959	Oncology Institute Inc.*	6,661
7,757	OPKO Health Inc.*	10,705
4,418	Oscar Health Inc., Class A Shares*	73,604
1,036	PACS Group Inc.*	12,059
1,999	Pediatrix Medical Group Inc.*	34,403
884	Pennant Group Inc.*	21,225
1,577	Personalis Inc.*	7,711
2,757	Privia Health Group Inc.*	63,521
575	Quest Diagnostics Inc.	104,443
1,712	RadNet Inc.*	122,853
2,887	Select Medical Holdings Corp.	37,560
180	Sonida Senior Living Inc.*	4,662
814	Sotera Health Co.*	13,325
1,045	Strata Critical Medical Inc.*	4,567
2,030	Surgery Partners Inc.*	46,061
4,451	Teladoc Health Inc.*	34,406
471	Tenet Healthcare Corp.*	86,819
281	Universal Health Services Inc., Class B Shares	51,024
387	US Physical Therapy Inc.	32,078
1,334	Viemed Healthcare Inc.*	9,832
	Total Healthcare-Services	10,381,953
Household Products/Wares – 0.1%
3,111	ACCO Brands Corp.	12,506
111	Acme United Corp.	4,775
399	Avery Dennison Corp.	68,488
216	Central Garden & Pet Co.*	7,869
1,364	Central Garden & Pet Co., Class A Shares*	45,053
1,273	Church & Dwight Co., Inc.	118,593
633	Clorox Co.	74,821
595	Helen of Troy Ltd.*	14,607
1,150	Quanex Building Products Corp.	24,460
274	Reynolds Consumer Products Inc.	6,360
603	Spectrum Brands Holdings Inc.	34,365
327	WD−40 Co.	70,645
	Total Household Products/Wares	482,542
Pharmaceuticals – 2.0%
3,121	Aclaris Therapeutics Inc.*	6,023
2,618	AdaptHealth Corp., Class A Shares*	24,845
1,498	Agios Pharmaceuticals Inc.*	56,490

See Notes to Financial Statements.
43

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
6,520	Akebia Therapeutics Inc.*	$20,473
2,403	Alector Inc.*	5,647
3,924	Alkermes PLC*	113,678
4,140	Amneal Pharmaceuticals Inc.*	39,578
1,014	Amphastar Pharmaceuticals Inc.*	31,049
2,086	Amylyx Pharmaceuticals Inc.*	19,567
266	Anika Therapeutics Inc.*	2,495
2,165	Aquestive Therapeutics Inc.*	8,162
1,686	Arvinas Inc.*	13,033
11,888	Ascendis Pharma AS, ADR*	2,309,482
2,610	aTyr Pharma Inc.*	14,042
2,410	Avadel Pharmaceuticals PLC, ADR*	35,572
641	BellRing Brands Inc.*	26,313
778	Biote Corp., Class A Shares*	2,676
1,279	Cardinal Health Inc.	190,290
2,771	Catalyst Pharmaceuticals Inc.*	57,055
966	Cencora Inc.	281,695
16,921	Centessa Pharmaceuticals PLC, ADR*	284,104
5,721	Cidara Therapeutics Inc.*	374,096
1,851	Coherus Oncology Inc.*	2,147
840	Collegium Pharmaceutical Inc.*	32,592
8,398	Corcept Therapeutics Inc.*	585,508
1,791	CorMedix Inc.*	26,560
1,741	Corvus Pharmaceuticals Inc.*	9,993
2,073	DexCom Inc.*	156,180
2,483	Elanco Animal Health Inc.*	45,563
796	Enanta Pharmaceuticals Inc.*	6,686
865	Enliven Therapeutics Inc.*	17,533
792	Eton Pharmaceuticals Inc.*	13,709
411	Fennec Pharmaceuticals Inc.*	3,646
484	Foghorn Therapeutics Inc.*	2,449
1,233	Fulcrum Therapeutics Inc.*	7,990
14,964	Guardian Pharmacy Services Inc., Class A Shares*	395,349
370	Gyre Therapeutics Inc.*	2,864
1,030	Harmony Biosciences Holdings Inc.*	37,997
795	Harrow Inc.*	31,005
555	Henry Schein Inc.*	38,617
2,517	Herbalife Ltd.*	24,616
4,679	Heron Therapeutics Inc.*	6,317
14,249	Indivior PLC*	345,966
2,165	Inhibikase Therapeutics Inc.*	3,897
4,866	Ironwood Pharmaceuticals Inc., Class A Shares*	6,423

See Notes to Financial Statements.
44

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
298	Jazz Pharmaceuticals PLC*	$38,069
298	Journey Medical Corp.*	2,149
1,162	KalVista Pharmaceuticals Inc.*	15,640
353	Lifevantage Corp.	4,624
421	Madrigal Pharmaceuticals Inc.*	184,335
8,514	MannKind Corp.*	39,079
367	Maze Therapeutics Inc.*	5,318
397	MediWound Ltd.*	6,630
10,382	Merus NV*	683,551
1,126	Mirum Pharmaceuticals Inc.*	83,178
241	Nature’s Sunshine Products Inc.*	4,061
7,391	Neurocrine Biosciences Inc.*	1,031,784
316	Neurogene Inc.*	5,840
316	Nuvectis Pharma Inc.*	2,073
3,299	Ocular Therapeutix Inc.*	40,281
51,068	Option Care Health Inc.*	1,464,630
1,515	Organon & Co.	14,271
973	ORIC Pharmaceuticals Inc.*	9,954
1,930	Owens & Minor Inc.*	9,457
1,155	Pacira BioSciences Inc.*	30,804
476	Phibro Animal Health Corp., Class A Shares	17,645
2,179	Premier Inc., Class A Shares	56,436
15,553	Protagonist Therapeutics Inc.*	918,405
21,887	Rhythm Pharmaceuticals Inc.*	2,257,644
530	scPharmaceuticals Inc.*	2,915
3,306	SELLAS Life Sciences Group Inc.*	6,347
810	SIGA Technologies Inc.	6,796
423	Sionna Therapeutics Inc.*	10,414
13,040	Spyre Therapeutics Inc.*	215,030
1,280	Supernus Pharmaceuticals Inc.*	57,754
244	Tonix Pharmaceuticals Holding Corp.*	7,230
2,045	Trevi Therapeutics Inc.*	14,836
256	USANA Health Sciences Inc.*	8,169
1,092	Vanda Pharmaceuticals Inc.*	5,165
3,037	Vaxcyte Inc.*	93,509
6,057	Viatris Inc.	63,901
1,516	Voyager Therapeutics Inc.*	5,094
72,459	Xeris Biopharma Holdings Inc.*	567,354
1,334	Y-mAbs Therapeutics Inc.*	11,406
	Total Pharmaceuticals	13,721,750
	TOTAL CONSUMER NON-CYCLICAL	122,532,319

See Notes to Financial Statements.
45

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – 4.2%
Coal – 0.0%
291	Alpha Metallurgical Resources Inc.*	$43,414
1,307	Core Natural Resources Inc.	97,058
749	Hallador Energy Co.*	12,216
74	NACCO Industries Inc., Class A Shares	2,895
2,898	Peabody Energy Corp.	50,425
856	Ramaco Resources Inc., Class A Shares*	22,196
2,130	SunCoke Energy Inc.	16,444
1,247	Warrior Met Coal Inc.	76,242
	Total Coal	320,890
Energy-Alternate Sources – 0.4%
3,917	Array Technologies Inc.*	35,292
47,844	ASP Isotopes Inc.*	443,992
2,107	Complete Solaria Inc.*	3,182
634	Enphase Energy Inc.*	23,902
238,413	Eos Energy Enterprises Inc.*	1,645,050
544	First Solar Inc.*	106,183
2,019	Fluence Energy Inc., Class A Shares*	14,941
480	FutureFuel Corp.	1,862
7,315	Gevo Inc.*	12,655
2,042	Green Plains Inc.*	22,687
1,406	Montauk Renewables Inc.*	3,023
3,509	NEXTracker Inc., Class A Shares*	236,015
22,071	Plug Power Inc.*(a)	34,651
385	REX American Resources Corp.*	24,089
4,381	Shoals Technologies Group Inc., Class A Shares*	28,520
5,275	Sunrun Inc.*	84,242
4,984	T1 Energy Inc.*	8,224
	Total Energy-Alternate Sources	2,728,510
Oil & Gas – 2.2%
32,304	Antero Resources Corp.*	1,031,144
1,786	APA Corp.	41,471
2,782	Berry Corp.	9,292
389	BKV Corp.*	9,068
6,078	Borr Drilling Ltd.*	17,687
1,571	California Resources Corp.	78,047
296	Chord Energy Corp.	32,527
35,868	Civitas Resources Inc.	1,319,225
3,446	CNX Resources Corp.*	100,623
1,762	Comstock Resources Inc.*	28,421
3,890	Coterra Energy Inc.	95,072
4,424	Crescent Energy Co., Class A Shares	42,205
833	CVR Energy Inc.	25,398

See Notes to Financial Statements.
46

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
1,626	Delek US Holdings Inc.	$45,056
3,209	Devon Energy Corp.	115,845
18,806	Diamondback Energy Inc.	2,797,581
1,574	Diversified Energy Co. PLC	25,924
322	Empire Petroleum Corp.*	1,626
644	Epsilon Energy Ltd.	3,774
3,159	EQT Corp.	163,763
568	Evolution Petroleum Corp.	2,931
24,336	Expand Energy Corp.	2,355,238
1,159	Granite Ridge Resources Inc.	6,444
3,212	Gulfport Energy Corp.*	558,984
2,575	Helmerich & Payne Inc.	53,792
804	HF Sinclair Corp.	40,907
638	HighPeak Energy Inc.(a)	4,913
349	Infinity Natural Resources Inc., Class A Shares*	5,200
1,147	Kolibri Global Energy Inc.*(b)	6,469
12,290	Kosmos Energy Ltd.*	21,999
4,503	Magnolia Oil & Gas Corp., Class A Shares	112,035
1,643	Marathon Petroleum Corp.	295,264
584	Matador Resources Co.	29,410
3,254	Murphy Oil Corp.	80,894
431	Nabors Industries Ltd.*	16,068
3,044	Noble Corp. PLC	87,728
2,217	Northern Oil & Gas Inc.	57,997
3,588	Occidental Petroleum Corp.	170,825
1,448	Ovintiv Inc.	60,990
1,422	Par Pacific Holdings Inc.*	49,258
8,434	Patterson-UTI Energy Inc.	49,002
1,994	PBF Energy Inc., Class A Shares	54,476
164,505	Permian Resources Corp., Class A Shares	2,350,776
2,150	Phillips 66	287,197
11	PrimeEnergy Resources Corp.*	1,664
1,201	Range Resources Corp.	41,158
258	Riley Exploration Permian Inc.	7,549
1,614	Sable Offshore Corp.*	43,546
733	SandRidge Energy Inc.	8,679
1,490	Seadrill Ltd.*	47,546
2,744	SM Energy Co.	78,341
2,797	Talos Energy Inc.*	27,634
99	Texas Pacific Land Corp.	92,414
19,423	Transocean Ltd.*	58,852
3,503	VAALCO Energy Inc.	13,592

See Notes to Financial Statements.
47

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
1,530	Valaris Ltd.*	$75,995
1,647	Valero Energy Corp.	250,360
1,030	Viper Energy Inc., Class A Shares	41,040
722	Vital Energy Inc.*	12,866
780	Vitesse Energy Inc.	20,756
4,198	W&T Offshore Inc.	7,640
17,603	Weatherford International PLC	1,121,399
	Total Oil & Gas	14,693,577
Oil & Gas Services – 1.0%
3,995	Archrock Inc.	98,916
805	Aris Water Solutions Inc., Class A Shares	19,537
2,114	Atlas Energy Solutions Inc., Class A Shares	24,755
5,253	Baker Hughes Co., Class A Shares	238,486
809	Bristow Group Inc.*	31,154
1,196	Core Laboratories Inc.	13,766
756	DMC Global Inc.*	5,065
2,735	DNOW Inc.*	43,760
119,289	Expro Group Holdings NV*	1,487,534
479	Flotek Industries Inc.*	5,791
539	Flowco Holdings Inc., Class A Shares	8,796
416	Forum Energy Technologies Inc.*	11,003
4,418	Halliburton Co.	100,421
3,748	Helix Energy Solutions Group Inc.*	24,699
818	Innovex International Inc.*	14,119
1,282	Kodiak Gas Services Inc.	45,883
3,759	Liberty Energy Inc., Class A Shares	42,289
1,322	Mammoth Energy Services Inc.*	3,133
590	Matrix Service Co.*	8,927
1,877	National Energy Services Reunited Corp.*	17,569
230	Natural Gas Services Group Inc.	6,017
1,854	NOV Inc.	24,640
2,240	Oceaneering International Inc.*	54,656
1,294	Oil States International Inc.*	7,246
471	ProFrac Holding Corp., Class A Shares*	1,884
2,138	ProPetro Holding Corp.*	10,904
530	Ranger Energy Services Inc., Class A Shares	7,563
2,004	RPC Inc.	9,559
939	SEACOR Marine Holdings Inc.*	6,019
2,336	Select Water Solutions Inc., Class A Shares	19,903
77,649	Solaris Energy Infrastructure Inc., Class A Shares	2,452,932
43,758	TechnipFMC PLC	1,608,544
2,978	TETRA Technologies Inc.*	13,997

See Notes to Financial Statements.
48

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas Services – (continued)
10,800	Tidewater Inc.*	$650,160
	Total Oil & Gas Services	7,119,627
Pipelines – 0.6%
1,677	Antero Midstream Corp.	29,834
1,164	Cheniere Energy Inc.	281,478
518	DT Midstream Inc.	53,965
668	Excelerate Energy Inc., Class A Shares	16,313
2,413	Golar LNG Ltd.	105,738
10,256	Kinder Morgan Inc.	276,707
1,055	Kinetik Holdings Inc., Class A Shares	44,131
5,155	New Fortress Energy Inc., Class A Shares	12,681
3,125	NextDecade Corp.*	33,500
3,297	ONEOK Inc.	251,825
322	Summit Midstream Corp.*	7,412
1,138	Targa Resources Corp.	190,911
43,300	Williams Cos., Inc.	2,506,204
	Total Pipelines	3,810,699
	TOTAL ENERGY	28,673,303
FINANCIAL – 18.7%
Banks – 6.8%
473	1st Source Corp.	30,471
281	ACNB Corp.	12,735
687	Alerus Financial Corp.	15,299
676	Amalgamated Financial Corp.	19,530
948	Amerant Bancorp Inc., Class A Shares	20,382
1,658	Ameris Bancorp	121,498
151	Ames National Corp.	3,017
385	Arrow Financial Corp.	11,446
87,172	Associated Banc-Corp.	2,351,029
3,572	Atlantic Union Bankshares Corp.	127,628
501	BancFirst Corp.	66,618
1,093	Bancorp Inc.*	83,330
250	Bank First Corp.	32,480
945	Bank of Hawaii Corp.	64,373
360	Bank of Marin Bancorp	8,834
3,772	Bank of New York Mellon Corp.	398,323
1,037	Bank of NT Butterfield & Son Ltd.	46,789
625	Bank OZK	32,794
101	Bank7 Corp.	5,011
1,812	BankUnited Inc.	71,012
135	Bankwell Financial Group Inc.	5,708
815	Banner Corp.	54,629

See Notes to Financial Statements.
49

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
351	Bar Harbor Bankshares	$11,327
358	BayCom Corp.	10,833
279	BCB Bancorp Inc.	2,483
433	Blue Foundry Bancorp*	4,023
2,146	Blue Ridge Bankshares Inc.*	8,605
125	BOK Financial Corp.	13,926
715	Bridgewater Bancshares Inc.*	11,712
344	Burke & Herbert Financial Services Corp.	21,865
824	Business First Bancshares Inc.	20,608
790	Byline Bancorp Inc.	22,839
105	C&F Financial Corp.	7,558
4,377	Cadence Bank	164,750
472	California BanCorp*	7,948
492	Camden National Corp.	20,118
285	Capital Bancorp Inc.	9,687
324	Capital City Bank Group Inc.	14,211
540	Carter Bankshares Inc.*	10,508
1,621	Cathay General Bancorp	80,904
158	CB Financial Services Inc.	5,260
669	Central Pacific Financial Corp.	20,953
62	Chemung Financial Corp.	3,343
298	ChoiceOne Financial Services Inc.	9,196
325	Citizens & Northern Corp.	6,565
51,745	Citizens Financial Group Inc.	2,705,229
161	Citizens Financial Services Inc.	9,654
8,622	City Holding Co.	1,107,755
319	Civista Bancshares Inc.	6,760
618	CNB Financial Corp.	16,260
12,000	Coastal Financial Corp.*	1,374,000
353	Colony Bankcorp Inc.	6,065
101,150	Columbia Banking System Inc.	2,707,786
661	Comerica Inc.	46,653
624	Commerce Bancshares Inc.	38,651
1,274	Community Financial System Inc.	76,300
388	Community Trust Bancorp Inc.	22,667
533	Community West Bancshares	11,364
1,315	ConnectOne Bancorp Inc.	33,664
301	Cullen/Frost Bankers Inc.	38,838
771	Customers Bancorp Inc.*	55,273
3,173	CVB Financial Corp.	63,872
930	Dime Community Bancshares Inc.	28,607
745	Eagle Bancorp Inc.	14,468

See Notes to Financial Statements.
50

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
152	Eagle Financial Services Inc.	$5,689
702	East West Bancorp Inc.	73,808
4,730	Eastern Bankshares Inc.	80,930
269	ECB Bancorp Inc.*	4,578
875	Enterprise Financial Services Corp.	53,585
481	Equity Bancshares Inc., Class A Shares	19,495
169	Esquire Financial Holdings Inc.	16,579
280	Farmers & Merchants Bancorp Inc.	7,409
862	Farmers National Banc Corp.	13,085
603	FB Bancorp Inc.*	7,224
42,345	FB Financial Corp.	2,273,080
90	Fidelity D&D Bancorp Inc.	3,929
3,548	Fifth Third Bancorp	162,392
578	Financial Institutions Inc.	15,993
304	Finwise Bancorp*	5,876
3,896	First BanCorp (Puerto Rico)	86,608
1,050	First Bancorp (Southern Pines NC)	57,320
227	First Bancorp Inc.	6,170
461	First Bank	7,754
2,042	First Busey Corp.	50,437
181	First Business Financial Services Inc.	9,470
51	First Citizens BancShares Inc., Class A Shares	101,179
2,652	First Commonwealth Financial Corp.	47,073
424	First Community Bankshares Inc.	16,104
257	First Community Corp.	7,008
2,282	First Financial Bancorp	60,427
3,258	First Financial Bankshares Inc.	121,100
274	First Financial Corp.	16,166
1,977	First Foundation Inc.*	11,763
730	First Hawaiian Inc.	18,944
121,052	First Horizon Corp.	2,735,775
168	First Internet Bancorp	4,219
74,662	First Interstate BancSystem Inc., Class A Shares	2,442,941
1,396	First Merchants Corp.	57,962
582	First Mid Bancshares Inc.	23,536
253	First National Corp.	5,910
209	First United Corp.	7,810
380	Firstsun Capital Bancorp*	14,444
404	Five Star Bancorp	13,239
2,101	FNB Corp.	35,066
138	Franklin Financial Services Corp.	6,445
4,398	Fulton Financial Corp.	86,465

See Notes to Financial Statements.
51

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
295	FVCBankcorp Inc.	$4,002
855	German American Bancorp Inc.	35,722
2,861	Glacier Bancorp Inc.	140,618
204	Great Southern Bancorp Inc.	12,911
283	Guaranty Bancshares Inc.	13,907
2,156	Hancock Whitney Corp.	135,656
752	Hanmi Financial Corp.	18,920
172	Hanover Bancorp Inc.	3,879
917	HarborOne Bancorp Inc.	11,793
207	Hawthorn Bancshares Inc.	6,920
282	HBT Financial Inc.	7,470
1,439	Heritage Commerce Corp.	14,865
866	Heritage Financial Corp.	21,165
1,215	Hilltop Holdings Inc.	42,622
4,706	Home BancShares Inc.	140,051
435	HomeStreet Inc.*	6,033
2,747	Hope Bancorp Inc.	30,574
1,084	Horizon Bancorp Inc.	18,276
7,729	Huntington Bancshares Inc.	137,653
31,797	Independent Bank Corp. (Massachusetts)	2,273,803
496	Independent Bank Corp. (Michingan)	16,313
1,316	International Bancshares Corp.	94,147
168	Investar Holding Corp.	3,938
444	John Marshall Bancorp Inc.	8,796
1,238	Kearny Financial Corp.	8,357
141,268	KeyCorp	2,734,948
652	Lakeland Financial Corp.	44,629
157	Landmark Bancorp Inc.	4,171
242	LCNB Corp.	3,916
358	LINKBANCORP Inc.	2,606
903	Live Oak Bancshares Inc.	34,937
866	M&T Bank Corp.	174,638
235	MainStreet Bancshares Inc.	5,323
394	Mercantile Bank Corp.	19,405
741	Merchants Bancorp	24,023
315	Meridian Corp.	4,958
440	Metrocity Bankshares Inc.	13,174
259	Metropolitan Bank Holding Corp.	20,562
603	Mid Penn Bancorp Inc.	18,174
144	Middlefield Banc Corp.	4,421
691	Midland States Bancorp Inc.	12,728
558	MidWestOne Financial Group Inc.	16,874

See Notes to Financial Statements.
52

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
408	MVB Financial Corp.	$9,955
50,046	National Bank Holdings Corp., Class A Shares	1,962,804
102	National Bankshares Inc.	3,197
979	NB Bancorp Inc.	18,493
1,223	NBT Bancorp Inc.	54,142
320	Nicolet Bankshares Inc.	44,253
202	Northeast Bank	22,333
264	Northeast Community Bancorp Inc.	5,953
1,033	Northern Trust Corp.	135,612
346	Northpointe Bancshares Inc.	6,166
123	Northrim BanCorp Inc.	11,566
272	Norwood Financial Corp.	7,360
124	Oak Valley Bancorp	3,533
1,080	OFG Bancorp	48,330
131	Ohio Valley Banc Corp.	4,847
111,993	Old National Bancorp	2,563,520
143	Old Point Financial Corp.	6,020
1,093	Old Second Bancorp Inc.	20,177
380	OP Bancorp	5,525
214	Orange County Bancorp Inc.	5,710
749	Origin Bancorp Inc.	29,129
458	Orrstown Financial Services Inc.	15,961
382	Park National Corp.	65,616
193	Parke Bancorp Inc.	4,352
8,699	Pathward Financial Inc.	691,310
202	PCB Bancorp	4,464
408	Peapack-Gladstone Financial Corp.	11,836
890	Peoples Bancorp Inc.	27,537
221	Peoples Bancorp of North Carolina Inc.	7,001
214	Peoples Financial Services Corp.	11,216
388	Pinnacle Financial Partners Inc.	37,721
309	Pioneer Bancorp Inc.*	4,051
188	Plumas Bancorp	8,157
612	Ponce Financial Group Inc.*	9,082
342	Popular Inc.	42,969
319	Preferred Bank	30,114
719	Primis Financial Corp.	8,233
116	Princeton Bancorp Inc.	3,963
460	Prosperity Bancshares Inc.	31,800
298	Provident Bancorp Inc.*	3,835
426	QCR Holdings Inc.	33,390
348	RBB Bancorp	7,040

See Notes to Financial Statements.
53

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
168	Red River Bancshares Inc.	$10,987
4,803	Regions Financial Corp.	131,554
2,273	Renasant Corp.	88,942
203	Republic Bancorp Inc., Class A Shares	15,578
315	Richmond Mutual BanCorp Inc.	4,659
994	S&T Bancorp Inc.	39,273
213	SB Financial Group Inc.	4,473
2,036	Seacoast Banking Corp. of Florida	63,340
1,247	ServisFirst Bancshares Inc.	109,923
717	Shore Bancshares Inc.	12,325
296	Sierra Bancorp	9,075
3,508	Simmons First National Corp., Class A Shares	72,896
387	SmartFinancial Inc.	14,261
269	South Plains Financial Inc.	10,929
274	Southern First Bancshares Inc.*	12,357
734	Southside Bancshares Inc.	22,930
24,511	SouthState Corp.	2,501,593
288	SR Bancorp Inc.	4,340
1,528	State Street Corp.	175,674
1,278	Stellar Bancorp Inc.	39,516
534	Sterling Bancorp Inc.*(c)	—
671	Stock Yards Bancorp Inc.	54,156
701	Synovus Financial Corp.	36,179
1,098	Texas Capital Bancshares Inc.*	95,054
260	Third Coast Bancshares Inc.*	10,356
316	Tompkins Financial Corp.	22,164
1,693	Towne Bank	62,116
833	TriCo Bancshares	37,835
582	Triumph Financial Inc.*	35,787
459	TrustCo Bank Corp. NY	18,264
1,356	Trustmark Corp.	54,606
1,804	UMB Financial Corp.	219,908
135	Union Bankshares Inc.	3,533
3,544	United Bankshares Inc.	135,877
2,907	United Community Banks Inc.	97,094
478	United Security Bancshares	4,551
157	Unity Bancorp Inc.	8,219
38,499	Univest Financial Corp.	1,219,263
189,000	Valley National Bancorp	1,976,940
1,369	Veritex Holdings Inc.	47,025
106	Virginia National Bankshares Corp.	4,411
857	Walker & Dunlop Inc.	72,888

See Notes to Financial Statements.
54

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
575	Washington Trust Bancorp Inc.	$17,440
852	Webster Financial Corp.	53,011
2,278	WesBanco Inc.	74,718
363	West BanCorp Inc.	7,245
16,567	Westamerica BanCorp	828,516
548	Western Alliance Bancorp	49,073
647	Western New England Bancorp Inc.	8,113
26,110	Wintrust Financial Corp.	3,584,642
734	Zions Bancorp N.A.	42,579
	Total Banks	45,833,350
Diversified Financial Services – 3.0%
694	Acadian Asset Management Inc.	35,373
140	Affiliated Managers Group Inc.	31,475
522	Air Lease Corp., Class A Shares	31,430
1,410	Ally Financial Inc.	57,880
1,542	AlTi Global Inc.*	6,677
504	Ameriprise Financial Inc.	259,464
997	Ares Management Corp., Class A Shares	178,662
1,504	Artisan Partners Asset Management Inc., Class A Shares	70,372
189	Atlanticus Holdings Corp.*	12,606
126	Bakkt Holdings Inc., Class A Shares*	1,105
8,648	BGC Group Inc., Class A Shares	84,837
130,420	Blue Owl Capital Inc., Class A Shares	2,415,378
1,120	Bread Financial Holdings Inc.	74,133
643	Brookfield Business Corp., Class A Shares	21,219
4,597	Burford Capital Ltd.	64,358
560	Cboe Global Markets Inc.	132,132
3,300	Circle Internet Group Inc., Class A Shares*(a)	435,534
730	Cohen & Steers Inc.	53,918
1,085	Coinbase Global Inc., Class A Shares*	330,426
629	Columbia Financial Inc.*	9,454
487	Consumer Portfolio Services Inc.*	3,891
35	Credit Acceptance Corp.*	18,016
6,056	Dave Inc.*	1,291,260
60	Diamond Hill Investment Group Inc.	8,746
750	Enact Holdings Inc.	28,237
603	Encore Capital Group Inc.*	25,229
587	Enova International Inc.*	71,203
6,288	Evercore Inc., Class A Shares	2,021,906
240	Federal Agricultural Mortgage Corp., Class C Shares	50,297
163	Finance Of America Cos., Inc., Class A Shares*	4,354
141	First Western Financial Inc.*	3,294

See Notes to Financial Statements.
55

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
134	Forge Global Holdings Inc.*	$2,526
1,553	Franklin Resources Inc.	39,850
111	Freedom Holding Corp.*	18,972
282	GBank Financial Holdings Inc.*	11,202
1,025	GCM Grosvenor Inc., Class A Shares	13,284
200	Hamilton Lane Inc., Class A Shares	30,868
276	Houlihan Lokey Inc., Class A Shares	54,993
856	International Money Express Inc.*	12,412
1,823	Invesco Ltd.	39,905
624	Janus Henderson Group PLC	27,656
777	Jefferies Financial Group Inc.	50,388
650	Lazard Inc., Class A Shares	37,154
57,176	LendingClub Corp.*	982,284
311	LendingTree Inc.*	21,132
3,009	loanDepot Inc., Class A Shares*	6,439
6,624	LPL Financial Holdings Inc.	2,414,315
746	Marex Group PLC	26,379
344	Medallion Financial Corp.	3,633
6,289	Miami International Holdings Inc.*	236,341
1,860	Moelis & Co., Class A Shares	134,125
319	Mr Cooper Group Inc.*	60,141
2,185	Nasdaq Inc.	207,007
1,639	Navient Corp.	22,471
372	Nelnet Inc., Class A Shares	47,843
1,244	NerdWallet Inc., Class A Shares*	12,863
669	OneMain Holdings Inc., Class A Shares	41,384
207	Onity Group Inc.*	8,564
1,101	Oportun Financial Corp.*	7,278
748	OppFi Inc.	7,637
4,206	Pagseguro Digital Ltd., Class A Shares	37,686
888	Paysign Inc.*	4,600
703	PennyMac Financial Services Inc.	77,400
1,427	Perella Weinberg Partners, Class A Shares	31,579
435	Piper Sandler Cos	145,199
555	PJT Partners Inc., Class A Shares	99,345
979	PRA Group Inc.*	16,731
3,425	Radian Group Inc.	119,464
974	Raymond James Financial Inc.	165,035
287	Regional Management Corp.	12,582
69	Resolute Holdings Management Inc.*	4,560
1,317	Rocket Cos., Inc., Class A Shares(a)	23,403
509	Security National Financial Corp., Class A Shares*	4,581

See Notes to Financial Statements.
56

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
529	SEI Investments Co.	$46,700
167	Silvercrest Asset Management Group Inc., Class A Shares	2,737
1,055	SLM Corp.	33,000
5,979	SoFi Technologies Inc.*	152,704
1,512	StepStone Group Inc., Class A Shares	93,835
14,910	Stifel Financial Corp.	1,718,974
11,986	StoneX Group Inc.*	1,224,610
222	SWK Holdings Corp.	3,310
2,028	Synchrony Financial	154,818
1,170	T Rowe Price Group Inc.	125,915
652	TPG Inc., Class A Shares	39,348
600	Tradeweb Markets Inc., Class A Shares	74,016
19,024	Upstart Holdings Inc.*	1,394,079
534	UWM Holdings Corp.	3,044
211	Velocity Financial Inc.*	4,026
1,063	Victory Capital Holdings Inc., Class A Shares	75,771
426	Virtu Financial Inc., Class A Shares	17,858
176	Virtus Investment Partners Inc.	35,452
28,283	Voya Financial Inc.	2,123,770
1,928	Western Union Co.	16,716
266	Westwood Holdings Group Inc.	4,724
2,833	WisdomTree Inc.	38,557
102	World Acceptance Corp.*	17,486
2,053	XP Inc., Class A Shares	37,241
	Total Diversified Financial Services	20,592,768
Equity Real Estate Investment Trusts (REITs) – 4.8%
3,161	Acadia Realty Trust	63,252
222	ACRES Commercial Realty Corp.*	4,662
301	Advanced Flower Capital Inc.	1,403
569	AG Mortgage Investment Trust Inc.	4,302
5,247	AGNC Investment Corp.	51,211
29,740	Agree Realty Corp.	2,163,288
1,894	Alexander & Baldwin Inc.	36,630
50	Alexander’s Inc.	11,517
879	Alexandria Real Estate Equities Inc.	72,465
238	Alpine Income Property Trust Inc.	3,634
1,245	American Assets Trust Inc.	26,020
3,974	American Healthcare REIT Inc.	170,047
57,896	American Homes 4 Rent, Class A Shares	2,073,835
1,702	Americold Realty Trust Inc.	24,577
290	Angel Oak Mortgage REIT Inc.	2,859
3,057	Annaly Capital Management Inc.	64,778

See Notes to Financial Statements.
57

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
3,683	Apartment Investment & Management Co., Class A Shares	$28,838
3,700	Apollo Commercial Real Estate Finance Inc.	39,183
5,373	Apple Hospitality REIT Inc.	70,171
4,891	Arbor Realty Trust Inc.	58,399
1,981	Ares Commercial Real Estate Corp.	9,350
2,285	Armada Hoffler Properties Inc.	16,635
2,500	ARMOUR Residential REIT Inc.	38,275
758	AvalonBay Communities Inc.	148,454
3,915	Blackstone Mortgage Trust Inc., Class A Shares	76,577
1,207	Braemar Hotels & Resorts Inc.	3,331
4,307	Brandywine Realty Trust	18,348
3,263	BrightSpire Capital Inc., Class A Shares	18,925
1,542	Brixmor Property Group Inc.	43,161
4,564	Broadstone Net Lease Inc., Class A Shares	84,845
219	BRT Apartments Corp.	3,504
878	BXP Inc.	63,664
550	Camden Property Trust	61,589
5,168	CareTrust REIT Inc.	177,831
590	CBL & Associates Properties Inc.	18,791
474	Centerspace	28,203
1,602	Chatham Lodging Trust	12,223
82,031	Chimera Investment Corp.	1,162,379
884	City Office REIT Inc.	6,126
3,235	Claros Mortgage Trust Inc.	11,969
642	Community Healthcare Trust Inc.	9,893
57,060	COPT Defense Properties	1,642,187
1,001	Cousins Properties Inc.	29,519
23,290	Crown Castle Inc.	2,308,971
41,870	CTO Realty Growth Inc.	723,514
1,153	CubeSmart	47,181
2,509	Curbline Properties Corp.	56,528
5,531	DiamondRock Hospitality Co.	47,345
1,778	Digital Realty Trust Inc.	298,064
5,365	Diversified Healthcare Trust	20,441
3,882	Douglas Emmett Inc.	62,927
2,476	Dynex Capital Inc.	31,247
1,009	Easterly Government Properties Inc., Class A Shares	23,096
14,291	EastGroup Properties Inc.	2,423,182
2,514	Ellington Financial Inc.	34,291
2,299	Elme Communities	39,267
3,495	Empire State Realty Trust Inc., Class A Shares	26,737
431	EPR Properties	23,382

See Notes to Financial Statements.
58

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
3,000	Equinix Inc.	$2,358,570
970	Equity LifeStyle Properties Inc.	58,481
1,959	Equity Residential	129,529
4,960	Essential Properties Realty Trust Inc.	155,347
328	Essex Property Trust Inc.	88,629
1,117	Extra Space Storage Inc.	160,379
1,048	Farmland Partners Inc.	11,549
469	Federal Realty Investment Trust	47,158
642	First Industrial Realty Trust Inc.	33,769
2,395	Four Corners Property Trust Inc.	62,007
2,113	Franklin BSP Realty Trust Inc.	24,405
1,845	Franklin Street Properties Corp.	3,063
475	FrontView REIT Inc.	6,351
1,461	Gaming & Leisure Properties Inc.	70,143
1,294	Getty Realty Corp.	36,995
1,339	Gladstone Commercial Corp.	18,010
760	Gladstone Land Corp.	6,992
1,435	Global Medical REIT Inc.	10,762
5,254	Global Net Lease Inc.	41,349
1,930	Healthcare Realty Trust Inc., Class A Shares	33,543
3,550	Healthpeak Properties Inc.	63,687
602	Highwoods Properties Inc.	18,981
3,502	Host Hotels & Resorts Inc.	60,269
8,439	Hudson Pacific Properties Inc.*	23,714
5,618	Independence Realty Trust Inc.	101,742
1,352	Industrial Logistics Properties Trust	8,328
657	Innovative Industrial Properties Inc., Class A Shares	37,226
1,863	InvenTrust Properties Corp.	55,461
1,624	Invesco Mortgage Capital Inc.	12,700
3,157	Invitation Homes Inc.	98,782
1,563	Iron Mountain Inc.	144,312
1,733	JBG SMITH Properties	37,155
687	Kilroy Realty Corp.	28,572
3,430	Kimco Realty Corp.	77,141
5,348	Kite Realty Group Trust	122,041
1,468	KKR Real Estate Finance Trust Inc.	14,137
2,949	Ladder Capital Corp., Class A Shares	34,267
487	Lamar Advertising Co., Class A Shares	61,971
362	Lineage Inc.	15,171
1,227	LTC Properties Inc.	44,785
1,707	Lument Finance Trust Inc.	3,824
6,981	LXP Industrial Trust	63,387

See Notes to Financial Statements.
59

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
6,137	Macerich Co.	$112,921
3,362	Medical Properties Trust Inc.	15,129
2,656	MFA Financial Inc.	27,091
16,899	Mid-America Apartment Communities Inc.	2,464,212
581	Millrose Properties Inc.	20,515
318	Modiv Industrial Inc., Class C Shares	4,824
1,113	National Health Investors Inc.	87,137
45,554	National Storage Affiliates Trust	1,468,205
354	NET Lease Office Properties	10,485
1,937	NETSTREIT Corp.	35,428
2,177	New York Mortgage Trust Inc.	15,718
196	Nexpoint Real Estate Finance Inc.	2,940
580	NexPoint Residential Trust Inc.	20,016
948	NNN REIT Inc.	40,679
1,465	Omega Healthcare Investors Inc.	62,365
364	One Liberty Properties Inc.	8,696
2,365	Orchid Island Capital Inc.	16,697
3,332	Outfront Media Inc.	62,242
4,701	Paramount Group Inc.*	33,847
1,181	Park Hotels & Resorts Inc.	13,889
828	Peakstone Realty Trust	10,532
3,115	Pebblebrook Hotel Trust	34,701
2,247	PennyMac Mortgage Investment Trust	27,661
3,054	Phillips Edison & Co., Inc.	107,470
3,200	Piedmont Realty Trust Inc., Class A Shares	27,104
973	Plymouth Industrial REIT Inc.	21,406
814	Postal Realty Trust Inc., Class A Shares	12,894
1,885	PotlatchDeltic Corp.	79,227
912	Rayonier Inc.	23,967
4,168	Ready Capital Corp.	17,756
4,712	Realty Income Corp.	276,877
3,370	Redwood Trust Inc.	20,624
926	Regency Centers Corp.	67,135
1,301	Rexford Industrial Realty Inc.	53,874
3,036	Rithm Capital Corp.	37,586
1,505	Rithm Property Trust Inc.	3,868
3,966	RLJ Lodging Trust	30,538
1,469	Ryman Hospitality Properties Inc.	145,122
5,748	Sabra Health Care REIT Inc.	109,844
1,335	Safehold Inc.	21,974
315	Saul Centers Inc.	10,764
556	SBA Communications Corp., Class A Shares	113,897

See Notes to Financial Statements.
60

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
3,830	Service Properties Trust	$10,341
590	Seven Hills Realty Trust	6,384
1,307	Sila Realty Trust Inc.	32,597
1,709	Simon Property Group Inc.	308,748
1,157	SITE Centers Corp.	14,208
1,738	SL Green Realty Corp.	98,875
800	Smartstop Self Storage REIT Inc.	29,112
51,500	STAG Industrial Inc.	1,897,775
84,822	Starwood Property Trust Inc.	1,719,342
354	Strawberry Fields REIT Inc.	4,128
2,608	Summit Hotel Properties Inc.	14,292
650	Sun Communities Inc.	82,465
400	Sunrise Realty Trust Inc.	4,424
4,571	Sunstone Hotel Investors Inc.	43,333
2,694	Tanger Inc.	92,081
2,554	Terreno Realty Corp.	147,545
1,453	TPG RE Finance Trust Inc.	13,586
2,688	Two Harbors Investment Corp.	26,880
1,695	UDR Inc.	67,071
2,039	UMH Properties Inc.	31,992
307	Universal Health Realty Income Trust	12,461
3,045	Urban Edge Properties	63,001
37,724	Ventas Inc.	2,568,250
2,039	Veris Residential Inc.	32,073
5,597	VICI Properties Inc., Class A Shares	189,067
888	Vornado Realty Trust	33,771
3,737	Weyerhaeuser Co.	96,676
1,220	Whitestone REIT, Class B Shares	16,055
1,112	WP Carey Inc.	74,615
2,660	Xenia Hotels & Resorts Inc.	37,586
	Total Equity Real Estate Investment Trusts (REITs)	32,854,298
Insurance – 2.4%
1,392	Allstate Corp.	283,202
1,080	Ambac Financial Group Inc.*	9,752
525	American Coastal Insurance Corp.	5,801
335	American Financial Group Inc.	45,513
489	AMERISAFE Inc.	22,582
1,935	Arch Capital Group Ltd.	177,111
7,200	Arthur J Gallagher & Co.	2,179,800
258	Assurant Inc.	55,627
229	Assured Guaranty Ltd.	18,824
12,526	Ategrity Specialty Holdings LLC*	283,589

See Notes to Financial Statements.
61

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
384	Axis Capital Holdings Ltd.	$37,855
1,689	Baldwin Insurance Group Inc., Class A Shares*	53,491
435	Bowhead Specialty Holdings Inc.*	13,511
352	Brighthouse Financial Inc.*	16,636
1,469	Brown & Brown Inc.	142,420
824	Cincinnati Financial Corp.	126,566
1,628	Citizens Inc., Class A Shares*	8,612
113	CNA Financial Corp.	5,599
2,394	CNO Financial Group Inc.	94,491
1,465	Corebridge Financial Inc.	50,938
327	Crawford & Co., Class A Shares	3,545
483	Donegal Group Inc., Class A Shares	8,641
1,016	eHealth Inc.*	3,932
640	Employers Holdings Inc.	27,686
1,575	Equitable Holdings Inc.	83,884
2,485	Essent Group Ltd.	155,909
216	Everest Group Ltd.	73,846
468	F&G Annuities & Life Inc.	16,179
1,693	Fidelis Insurance Holdings Ltd.	29,594
1,336	Fidelity National Financial Inc.	79,986
22,078	First American Financial Corp.	1,457,148
9,916	Genworth Financial Inc., Class A Shares*	84,980
462	Globe Life Inc.	64,657
298	GoHealth Inc., Class A Shares*	1,523
571	Goosehead Insurance Inc., Class A Shares	48,369
622	Greenlight Capital Re Ltd., Class A Shares*	8,018
1,209	Hamilton Insurance Group Ltd., Class B Shares*	28,823
10,772	Hanover Insurance Group Inc.	1,868,727
16,504	Hartford Insurance Group Inc.	2,183,644
4,187	HCI Group Inc.	698,015
553	Heritage Insurance Holdings Inc.*	12,592
470	Hippo Holdings Inc.*	15,891
1,075	Horace Mann Educators Corp.	49,428
31	Investors Title Co.	7,696
1,789	Jackson Financial Inc., Class A Shares	176,753
1,462	James River Group Holdings Ltd.	8,216
352	Kemper Corp.	18,885
79	Kestrel Group Ltd.*	2,129
388	Kingstone Cos., Inc.	5,222
301	Kingsway Financial Services Inc.*	4,319
113	Kinsale Capital Group Inc.	51,692
1,332	Lemonade Inc.*	70,463

See Notes to Financial Statements.
62

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
853	Lincoln National Corp.	$36,619
879	Loews Corp.	85,087
66	Markel Group Inc.*	129,298
900	MBIA Inc.*	7,164
704	Mercury General Corp.	54,440
66,206	MGIC Investment Corp.	1,842,513
211	NI Holdings Inc.*	2,825
30,474	NMI Holdings Inc., Class A Shares*	1,199,152
1,291	Old Republic International Corp.	51,601
637	Palomar Holdings Inc.*	78,364
185	Primerica Inc.	49,828
1,144	Principal Financial Group Inc.	92,103
1,283	ProAssurance Corp.*	30,548
1,879	Prudential Financial Inc.	206,051
338	Reinsurance Group of America Inc.	65,839
244	RenaissanceRe Holdings Ltd.	59,290
410	RLI Corp.	27,769
250	Root Inc., Class A Shares*	23,055
530	Ryan Specialty Holdings Inc., Class A Shares	29,961
379	Safety Insurance Group Inc.	28,050
1,502	Selective Insurance Group Inc.	117,501
3,276	Selectquote Inc.*	7,404
2,562	SiriusPoint Ltd.*	47,961
8,679	Skyward Specialty Insurance Group Inc.*	419,196
712	Stewart Information Services Corp.	51,862
592	Tiptree Inc.	13,882
884	Trupanion Inc.*	40,982
1,618	TWFG Inc., Class A Shares*	42,788
567	United Fire Group Inc.	17,430
674	Universal Insurance Holdings Inc.	16,439
888	Unum Group	62,036
15	White Mountains Insurance Group Ltd.	27,453
528	Willis Towers Watson PLC	172,545
1,569	WR Berkley Corp.	112,482
	Total Insurance	16,231,830
Investment Companies – 0.8%
5,468	Bit Digital Inc.*	14,053
2,546	Bitdeer Technologies Group, Class A Shares*	36,382
1,453	Cannae Holdings Inc.	27,171
51,257	Cipher Mining Inc.*	391,603
6,675	Cleanspark Inc.*	63,212
135,506	Core Scientific Inc.*(a)	1,944,511

See Notes to Financial Statements.
63

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Investment Companies – (continued)
2,422	FTAI Infrastructure Inc.	$11,626
2,947	HA Sustainable Infrastructure Capital Inc., REIT	83,223
17,590	Hut 8 Corp.*	470,181
8,620	MARA Holdings Inc.*	137,748
919	NewtekOne Inc.	11,368
8,271	Riot Platforms Inc.*	113,809
195,111	Terawulf Inc.*	1,843,799
	Total Investment Companies	5,148,686
Private Equity – 0.0%
1,342	Carlyle Group Inc.	86,639
367	Chicago Atlantic Real Estate Finance Inc., REIT	5,226
1,605	P10 Inc., Class A Shares	19,806
1,705	Patria Investments Ltd., Class A Shares	23,086
	Total Private Equity	134,757
Real Estate – 0.8%
2,212	Anywhere Real Estate Inc.*	13,515
1,574	CBRE Group Inc., Class A Shares*	255,177
11,440	Compass Inc., Class A Shares*	103,875
11,046	CoStar Group Inc.*	988,506
5,823	Cushman & Wakefield PLC*	91,829
2,537	Douglas Elliman Inc.*	6,901
2,112	eXp World Holdings Inc.	22,873
306	FRP Holdings Inc.*	7,864
173	Howard Hughes Holdings Inc.*	13,195
241	Jones Lang LaSalle Inc.*	73,642
2,946	Kennedy-Wilson Holdings Inc.	25,925
241	Legacy Housing Corp.*	6,735
598	Marcus & Millichap Inc.	19,489
190	Maui Land & Pineapple Co., Inc.*	3,302
590	McGrath RentCorp	71,679
204,284	Newmark Group Inc., Class A Shares	3,720,012
638	RE/MAX Holdings Inc., Class A Shares*	6,010
2,345	Real Brokerage Inc.*	12,616
595	RMR Group Inc., Class A Shares	10,044
242	Seaport Entertainment Group Inc.*	6,040
593	Sky Harbour Group Corp., Class A Shares*	6,250
949	St Joe Co.	47,886
128	Stratus Properties Inc.*	2,491
	Total Real Estate	5,515,856
Savings & Loans – 0.1%
1,306	Axos Financial Inc.*	119,120
3,671	Banc of California Inc.	62,113

See Notes to Financial Statements.
64

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Savings & Loans – (continued)
382	BankFinancial Corp.	$4,729
1,110	Berkshire Hills Bancorp Inc.	29,004
2,262	Brookline Bancorp Inc.	24,769
294	BV Financial Inc.*	4,933
3,137	Capitol Federal Financial Inc.	20,328
94	CF Bankshares Inc.	2,312
323	Citizens Community Bancorp Inc.	5,339
255	Eagle Bancorp Montana Inc.	4,470
84	Finward Bancorp	2,688
109	First Capital Inc.	4,480
185	First Savings Financial Group Inc.	5,073
7,318	Flagstar Financial Inc.	93,817
987	Flushing Financial Corp.	13,581
236	FS Bancorp Inc.	10,080
248	Greene County Bancorp Inc.	5,949
36	Hingham Institution For Savings The	10,229
156	Home Bancorp Inc.	8,777
350	HomeTrust Bancshares Inc.	14,476
882	Northfield Bancorp Inc.	10,452
3,592	Northwest Bancshares Inc.	45,439
1,479	OceanFirst Financial Corp.	27,199
1,777	Pacific Premier Bancorp Inc.	43,519
3,333	Provident Financial Services Inc.	66,127
725	Riverview Bancorp Inc.	3,668
80	Sound Financial Bancorp Inc.	3,782
233	Southern Missouri Bancorp Inc.	13,406
210	TFS Financial Corp.	2,953
153	Timberland Bancorp Inc.	5,118
1,927	WaFd Inc.	60,604
338	Waterstone Financial Inc.	5,067
1,397	WSFS Financial Corp.	81,431
	Total Savings & Loans	815,032
	TOTAL FINANCIAL	127,126,577
GOVERNMENT – 0.0%
Multi-National – 0.0%
696	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	32,106
INDUSTRIAL – 19.7%
Aerospace/Defense – 3.3%
904	AAR Corp.*	68,397
8,224	AeroVironment Inc.*	1,984,862
1,374	AerSale Corp.*	11,858
5,525	AIRO Group Holdings Inc.*	130,114

See Notes to Financial Statements.
65

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Aerospace/Defense – (continued)
45,398	Amprius Technologies Inc.*	$321,872
13,543	Archer Aviation Inc., Class A Shares*	121,210
9,290	Astronics Corp.*	337,877
715	ATI Inc.*	55,441
5,641	Curtiss-Wright Corp.	2,697,244
343	Ducommun Inc.*	31,288
1,635	Eve Holding Inc.*	6,425
10,538	Firefly Aerospace Inc.*	478,109
13,819	FTAI Aviation Ltd.	2,126,053
5,500	General Dynamics Corp.	1,785,135
218	HEICO Corp.	68,020
387	HEICO Corp., Class A Shares	94,819
63,816	Hexcel Corp.	4,029,980
2,108	Howmet Aerospace Inc.	367,003
2,558	Intuitive Machines Inc., Class A Shares*	22,434
44,224	Joby Aviation Inc.*	625,770
21,653	Karman Holdings Inc.*	1,156,487
13,152	Kratos Defense & Security Solutions Inc.*	865,928
985	L3Harris Technologies Inc.	273,456
23,531	Leonardo DRS Inc.	980,301
252	Loar Holdings Inc.*	17,806
8,498	Mercury Systems Inc.*	574,040
703	Moog Inc., Class A Shares	137,683
122	National Presto Industries Inc.	12,788
45,279	Red Cat Holdings Inc.*(a)	404,794
990	Redwire Corp.*	8,821
45,083	Rocket Lab Corp.*	2,191,034
665	Spirit AeroSystems Holdings Inc., Class A Shares*	27,657
773	StandardAero Inc.*	20,477
9,217	TAT Technologies Ltd.*	335,960
8,467	Voyager Technologies Inc., Class A Shares*	259,852
	Total Aerospace/Defense	22,630,995
Building Materials – 1.4%
334	AAON Inc.	27,705
762	AirJoule Technologies Corp.*	3,505
406	American Woodmark Corp.*	26,216
573	Apogee Enterprises Inc.	25,198
7,038	Armstrong World Industries Inc.	1,377,829
1,498	Aspen Aerogels Inc.*	10,246
919	Boise Cascade Co.	79,953
573	Builders FirstSource Inc.*	79,464
166	Eagle Materials Inc.	38,330

See Notes to Financial Statements.
66

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Building Materials – (continued)
608	Fortune Brands Innovations Inc.	$35,580
709	Gibraltar Industries Inc.*	44,376
943	Griffon Corp.	71,819
1,241	Hayward Holdings Inc.*	19,955
885	James Hardie Industries PLC*	17,815
2,225	JELD-WEN Holding Inc.*	14,218
1,432	Knife River Corp.*	115,992
169	Lennox International Inc.	94,278
315	Louisiana-Pacific Corp.	29,960
683	LSI Industries Inc.	15,661
318	Martin Marietta Materials Inc.	196,015
1,083	Masco Corp.	79,481
3,352	Masterbrand Inc.*	42,604
12,201	Modine Manufacturing Co.*	1,660,922
256	Mohawk Industries Inc.*	33,969
226	NWPX Infrastructure Inc.*	11,969
14,435	Owens Corning	2,167,704
211	Simpson Manufacturing Co., Inc.	40,326
30	Smith-Midland Corp.*	1,295
1,192	SPX Technologies Inc.*	223,035
579	Tecnoglass Inc.	42,024
762	Titan America SA*	11,819
535	Trex Co., Inc.*	32,972
1,508	UFP Industries Inc.	152,263
8,501	Vulcan Materials Co.	2,475,151
	Total Building Materials	9,299,649
Electrical Components & Equipment – 0.7%
157	Acuity Inc.	51,256
24,371	American Superconductor Corp.*	1,216,113
1,217	AMETEK Inc.	224,902
10,359	Belden Inc.	1,348,742
1,561	Energizer Holdings Inc.	43,021
947	EnerSys	97,210
5,215	Generac Holdings Inc.*	966,079
277	Graham Corp.*	13,587
446	Insteel Industries Inc.	17,118
145	Littelfuse Inc.	37,675
1,323	nLight Inc.*	38,102
874	Novanta Inc.*	101,742
2,469	Powell Industries Inc.	657,149
221	Universal Display Corp.	30,628
	Total Electrical Components & Equipment	4,843,324

See Notes to Financial Statements.
67

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electronics – 2.7%
943	Advanced Energy Industries Inc.	$141,148
441	Allegion PLC	74,882
318	Allient Inc.	14,431
13,579	Applied Optoelectronics Inc.*	328,612
260	Arrow Electronics Inc.*	32,846
825	Atkore Inc.	48,007
2,009	Atmus Filtration Technologies Inc.	89,441
425	Avnet Inc.	23,192
737	Badger Meter Inc.	134,812
84	Bel Fuse Inc., Class A Shares	9,612
261	Bel Fuse Inc., Class B Shares	35,120
934	Benchmark Electronics Inc.	37,911
7,152	Celestica Inc.*	1,392,852
9,779	Coherent Corp.*	884,706
786	CTS Corp.	33,397
30,097	Enovix Corp.*(a)	289,533
651	ESCO Technologies Inc.	130,792
113,121	Evolv Technologies Holdings Inc.*	932,117
1,965	Flex Ltd.*	105,363
1,749	Fortive Corp.	83,707
864	Garmin Ltd.	208,932
4,682	Hubbell Inc., Class B Shares	2,017,895
171	Ingram Micro Holding Corp.	3,346
1,134	Itron Inc.*	139,414
13,111	Jabil Inc.	2,685,526
917	Keysight Technologies Inc.*	149,865
569	Kimball Electronics Inc.*	16,427
2,273	Knowles Corp.*	48,529
4,883	Kopin Corp.*	10,254
1,149	KULR Technology Group Inc.*	5,400
126	Mesa Laboratories Inc.	8,537
108	Mettler-Toledo International Inc.*	140,512
6,353	MicroVision Inc.*	7,306
5,077	Mirion Technologies Inc., Class A Shares*	104,079
60	M-Tron Industries Inc.*	2,699
916	Napco Security Technologies Inc.	34,854
344	Neonode Inc.*(a)	8,239
107	NVE Corp.	6,910
8,819	nVent Electric PLC	797,149
387	OSI Systems Inc.*	89,029
648	Plexus Corp.*	88,783
655	Ralliant Corp.*	27,386

See Notes to Financial Statements.
68

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electronics – (continued)
1,307	Sanmina Corp.*	$153,599
883	Sensata Technologies Holding PLC	28,733
7,257	Standard BioTools Inc.*	9,144
15,202	TD SYNNEX Corp.	2,250,960
8,700	TE Connectivity PLC	1,796,550
1,228	Trimble Inc.*	99,247
2,433	TTM Technologies Inc.*	108,439
358	Turtle Beach Corp.*	5,664
586	Vicor Corp.*	29,950
2,885	Vishay Intertechnology Inc.	44,602
48,839	Vontier Corp.	2,095,682
304	Woodward Inc.	75,033
	Total Electronics	18,121,155
Engineering & Construction – 1.9%
502	908 Devices Inc.*	3,138
680	AECOM	84,925
1,217	Arcosa Inc.	120,422
408	Bowman Consulting Group Ltd.*	17,434
795	Centuri Holdings Inc.*	16,886
3,459	Comfort Systems USA Inc.	2,432,991
473	Concrete Pumping Holdings Inc.	3,292
10,280	Construction Partners Inc., Class A Shares*	1,232,572
696	Dycom Industries Inc.*	175,719
3,633	EMCOR Group Inc.	2,252,460
413	Energy Services of America Corp.	4,209
277	Everus Construction Group Inc.*	21,728
1,227	Exponent Inc.	87,583
4,141	Fluor Corp.*	169,864
1,799	Frontdoor Inc.*	109,289
1,097	Granite Construction Inc.	118,202
1,661	Great Lakes Dredge & Dock Corp.*	19,367
217	IES Holdings Inc.*	75,800
625	Jacobs Solutions Inc.	91,394
71,061	Latham Group Inc.*	570,620
5,359	Limbach Holdings Inc.*	613,927
317	MasTec Inc.*	57,596
904	Mistras Group Inc.*	8,642
2,435	MYR Group Inc.*	456,003
1,271	Orion Group Holdings Inc.*	9,405
1,337	Primoris Services Corp.	158,501
8,126	Sterling Infrastructure Inc.*	2,263,335
4,016	TopBuild Corp.*	1,689,772

See Notes to Financial Statements.
69

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Engineering & Construction – (continued)
542	TSS Inc.*	$7,547
1,117	Tutor Perini Corp.*	65,836
3,734	Uniti Group Inc.*	23,524
	Total Engineering & Construction	12,961,983
Environmental Control – 0.7%
1,171	Arq Inc.*	9,040
1,562	Casella Waste Systems Inc., Class A Shares*	153,951
17,743	CECO Environmental Corp.*	808,903
9,058	Clean Harbors Inc.*	2,193,938
1,458	Energy Recovery Inc.*	20,718
86,726	Enviri Corp.*	980,004
807	Montrose Environmental Group Inc.*	25,066
842	Pentair PLC	90,540
624	Perma-Fix Environmental Services Inc.*	7,419
711	Pure Cycle Corp.*	7,181
3,229	PureCycle Technologies Inc.*	46,143
1,360	Tetra Tech Inc.	49,531
1,274	Veralto Corp.	135,286
	Total Environmental Control	4,527,720
Hand/Machine Tools – 0.4%
664	Cadre Holdings Inc.	20,458
29,300	Enerpac Tool Group Corp., Class A Shares	1,240,562
963	Franklin Electric Co., Inc.	94,239
1,838	Kennametal Inc.	39,388
3,516	Lincoln Electric Holdings Inc.	853,087
606	Luxfer Holdings PLC, ADR	8,133
186	MSA Safety Inc.	31,732
264	Snap-on Inc.	85,863
860	Stanley Black & Decker Inc.	63,889
	Total Hand/Machine Tools	2,437,351
Machinery-Construction & Mining – 1.1%
5,213	Argan Inc.	1,189,711
572	Astec Industries Inc.	26,478
13,373	Bloom Energy Corp., Class A Shares*	707,967
16,121	BWX Technologies Inc.	2,612,247
288	Hyster-Yale Inc.	10,800
13,659	Lightbridge Corp.*	206,661
779	Manitowoc Co., Inc.*	7,712
673	NANO Nuclear Energy Inc.*(a)	21,899
920	Net Power Inc.*	2,346
11,844	NuScale Power Corp.*(a)	410,394
323	Oshkosh Corp.	45,016

See Notes to Financial Statements.
70

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Construction & Mining – (continued)
1,568	Terex Corp.	$78,306
18,507	Vertiv Holdings Co., Class A Shares	2,360,568
	Total Machinery-Construction & Mining	7,680,105
Machinery-Diversified – 3.1%
795	Aebi Schmidt Holding AG	9,771
312	AGCO Corp.	33,755
269	Alamo Group Inc.	56,883
721	Albany International Corp., Class A Shares	45,791
194	Applied Industrial Technologies Inc.	51,134
33,016	Cactus Inc., Class A Shares	1,385,021
1,123	Chart Industries Inc.*	223,881
4,490	CNH Industrial NV	51,410
837	Cognex Corp.	36,778
724	Columbus McKinnon Corp.	10,845
12,776	Crane Co.	2,367,393
394	CSW Industrials Inc.	107,775
14,723	Dover Corp.	2,633,356
3,570	DXP Enterprises Inc.*	445,822
1,396	Eastman Kodak Co.*	8,236
287	ESAB Corp.	33,111
52,987	Flowserve Corp.	2,843,282
126,340	Gates Industrial Corp. PLC*	3,229,250
241	Gencor Industries Inc.*	3,919
517	Gorman-Rupp Co.	22,112
853	Graco Inc.	72,838
843	Ichor Holdings Ltd.*	14,205
388	IDEX Corp.	63,826
29,139	Ingersoll Rand Inc.	2,314,511
284	Kadant Inc.	91,811
281	Lindsay Corp.	38,562
255	Middleby Corp.*	34,897
14,136	Mueller Water Products Inc., Class A Shares	372,625
276	Nordson Corp.	62,125
2,088	Otis Worldwide Corp.	180,361
853	Palladyne AI Corp.*	6,449
199	Power Solutions International Inc.*	16,495
79	Pro-Dex Inc.*	3,704
8,877	Regal Rexnord Corp.	1,325,602
2,354	Richtech Robotics Inc., Class B Shares*	7,168
6,098	Rockwell Automation Inc.	2,094,236
497	Tennant Co.	40,774
849	Thermon Group Holdings Inc.*	22,515

See Notes to Financial Statements.
71

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Diversified – (continued)
561	Toro Co.	$45,475
682	Watts Water Technologies Inc., Class A Shares	188,846
898	Westinghouse Air Brake Technologies Corp.	173,763
1,291	Xylem Inc.	182,754
3,714	Zurn Elkay Water Solutions Corp.	168,467
	Total Machinery-Diversified	21,121,534
Metal Fabricate/Hardware – 1.6%
5,773	Advanced Drainage Systems Inc.	831,139
296	Ascent Industries Co.*	3,617
5,013	AZZ Inc.	565,918
254	Eastern Co.	6,035
4,617	Helios Technologies Inc.	250,426
5,188	Hillman Solutions Corp.*	51,257
3,648	Janus International Group Inc.*	37,757
187	L B Foster Co., Class A Shares*	4,868
436	Mayville Engineering Co., Inc.*	6,366
1,040	Metallus Inc.*	17,087
551	Mueller Industries Inc.	52,863
224	Olympic Steel Inc.	7,551
59	Omega Flex Inc.	2,083
305	Park-Ohio Holdings Corp.	6,161
642	Proto Labs Inc.*	31,978
5,851	RBC Bearings Inc.*	2,281,656
653	Ryerson Holding Corp.	14,888
12,621	Standex International Corp.	2,575,567
310	Timken Co.	23,941
890	Tredegar Corp.*	6,969
6,689	Valmont Industries Inc.	2,455,666
750	Worthington Enterprises Inc.	49,350
844	Worthington Steel Inc.	28,105
25,184	Xometry Inc., Class A Shares*	1,246,104
	Total Metal Fabricate/Hardware	10,557,352
Miscellaneous Manufacturers – 2.1%
585	AO Smith Corp.	41,705
5,142	Axon Enterprise Inc.*	3,842,565
18,221	Byrna Technologies Inc.*	371,708
221	Carlisle Cos., Inc.	85,282
141	Core Molding Technologies Inc.*	2,707
604	Donaldson Co., Inc.	48,121
12,939	Enpro Inc.	2,830,665
7,041	Fabrinet*	2,332,613
4,448	Federal Signal Corp.	547,059

See Notes to Financial Statements.
72

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Miscellaneous Manufacturers – (continued)
1,850	Hillenbrand Inc.	$46,971
12,653	ITT Inc.	2,154,173
1,298	JBT Marel Corp.	185,990
1,221	LSB Industries Inc.*	10,159
544	Materion Corp.	60,275
844	Myers Industries Inc.	14,129
501	NL Industries Inc.	3,277
1,659	Outdoor Holding Co.*	2,372
381	Park Aerospace Corp.	7,140
1,044	Sight Sciences Inc.*	4,239
1,056	Smith & Wesson Brands Inc.	8,628
408	Sturm Ruger & Co., Inc.	14,145
2,443	Teledyne Technologies Inc.*	1,314,749
924	Textron Inc.	74,068
1,957	Trinity Industries Inc.	55,618
	Total Miscellaneous Manufacturers	14,058,358
Packaging & Containers – 0.4%
11,752	Amcor PLC	101,420
334	AptarGroup Inc.	46,516
3,524	Ardagh Metal Packaging SA	13,004
1,453	Ball Corp.	76,486
377	Clearwater Paper Corp.*	8,132
592	Crown Holdings Inc.	58,833
1,498	Graphic Packaging Holding Co.	33,360
652	Greif Inc., Class A Shares	42,582
104	Greif Inc., Class B Shares	7,101
140	Karat Packaging Inc.	3,539
64,905	O-I Glass Inc.*	843,116
455	Packaging Corp. of America	99,172
933	Ranpak Holdings Corp., Class A Shares*	4,926
860	Sealed Air Corp.	27,924
31,693	Silgan Holdings Inc.	1,487,036
2,694	Smurfit WestRock PLC	127,588
579	Sonoco Products Co.	27,358
769	TriMas Corp.	29,737
	Total Packaging & Containers	3,037,830
Shipbuilding – 0.0%
199	Huntington Ingalls Industries Inc.	53,887
Transportation – 0.3%
549	ArcBest Corp.	40,494
953	Ardmore Shipping Corp.	11,074
7,002	CH Robinson Worldwide Inc.	901,157

See Notes to Financial Statements.
73

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – (continued)
199	Costamare Bulkers Holdings Ltd.*	$2,101
999	Costamare Inc.	11,429
372	Covenant Logistics Group Inc., Class A Shares	8,976
1,557	CryoPort Inc.*	13,795
3,001	DHT Holdings Inc.	35,172
935	Dorian LPG Ltd.	29,901
705	Expeditors International of Washington Inc.	84,981
768	FLEX LNG Ltd.	20,928
638	Forward Air Corp.*	19,159
1,014	Genco Shipping & Trading Ltd.	17,076
1,098	Heartland Express Inc.	9,432
643	Himalaya Shipping Ltd.*	4,868
1,426	Hub Group Inc., Class A Shares	53,361
1,061	International Seaways Inc.	48,191
408	JB Hunt Transport Services Inc.	59,156
285	Kirby Corp.*	27,702
795	Knight-Swift Transportation Holdings Inc., Class A Shares	34,901
172	Landstar System Inc.	22,761
1,480	Marten Transport Ltd.	17,523
784	Matson Inc.	81,575
973	Navigator Holdings Ltd.	15,656
5,082	Nordic American Tankers Ltd.	15,805
992	Old Dominion Freight Line Inc.	149,762
309	PAMT Corp.*	3,785
665	Pangaea Logistics Solutions Ltd.	3,544
539	Proficient Auto Logistics Inc.*	4,258
1,217	Radiant Logistics Inc.*	7,874
3,901	RXO Inc.*	63,703
203	Ryder System Inc.	38,067
1,214	Safe Bulkers Inc.	5,160
135	Saia Inc.*	40,022
242	Schneider National Inc., Class B Shares	5,982
1,033	Scorpio Tankers Inc.	52,063
2,817	SFL Corp., Ltd, Class B Shares	22,902
1,378	Teekay Corp., Ltd	11,300
620	Teekay Tankers Ltd., Class A Shares	30,485
268	Universal Logistics Holdings Inc.	6,952
1,424	Werner Enterprises Inc.	41,082
1,308	World Kinect Corp.	35,068
589	XPO Inc.*	76,393
	Total Transportation	2,185,576

See Notes to Financial Statements.
74

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Trucking & Leasing – 0.0%
897	GATX Corp.	$150,974
807	Greenbrier Cos., Inc.	37,631
97	Willis Lease Finance Corp.	14,422
	Total Trucking & Leasing	203,027
	TOTAL INDUSTRIAL	133,719,846
TECHNOLOGY – 9.8%
Computers – 2.9%
3,019	3D Systems Corp.*	6,944
619	Amdocs Ltd.	52,968
949	Amentum Holdings Inc.*	23,678
1,023	ASGN Inc.*	55,498
7,467	CACI International Inc., Class A Shares*	3,582,069
1,577	Cantaloupe Inc.*	17,142
2,616	Cognizant Technology Solutions Corp., Class A Shares	189,006
4,943	Conduent Inc.*	13,742
1,390	Corsair Gaming Inc.*	12,413
274	Crane NXT Co.	16,366
1,004	Cricut Inc., Class A Shares	5,723
14,998	Dell Technologies Inc., Class C Shares	1,832,006
654	Diebold Nixdorf Inc.*	39,966
39,451	D-Wave Quantum Inc.*	616,225
1,034	DXC Technology Co.*	14,941
305	EPAM Systems Inc.*	53,790
34,781	ExlService Holdings Inc.*	1,522,712
388	Gartner Inc.*	97,462
813	Genpact Ltd.	36,861
253	Globant SA*	17,017
1,774	Grid Dynamics Holdings Inc.*	14,706
6,990	Hewlett Packard Enterprise Co.	157,764
5,041	HP Inc.	143,870
670	Insight Enterprises Inc.*	87,207
2,240	Integral Ad Science Holding Corp.*	20,138
645	KBR Inc.	32,547
1,266	Kyndryl Holdings Inc.*	40,246
682	Leidos Holdings Inc.	123,387
37,948	Lumentum Holdings Inc.*	5,039,874
1,418	MAXIMUS Inc.	124,671
1,466	Mitek Systems Inc.*	14,909
1,899	NCR Atleos Corp.*	75,238
3,300	NCR Voyix Corp.*	43,494
1,049	NetApp Inc.	118,317
1,806	NetScout Systems Inc.*	44,951

See Notes to Financial Statements.
75

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
2,195	NextNav Inc.*	$39,093
848	Okta Inc., Class A Shares*	78,669
808	OneSpan Inc.	12,221
962	PAR Technology Corp.*	49,235
270	Parsons Corp.*	21,627
1,599	Pure Storage Inc., Class A Shares*	124,098
885	Qualys Inc.*	120,192
1,641	Rapid7 Inc.*	33,985
7,053	Rigetti Computing Inc.*	114,470
1,184	Rimini Street Inc.*	5,127
13,533	Rubrik Inc., Class A Shares*	1,209,850
405	SailPoint Inc.*	8,359
766	Sandisk Corp.*	40,192
235	Science Applications International Corp.	27,659
2,726	Super Micro Computer Inc.*	113,238
2,476	Telos Corp.*	15,302
2,885	Tenable Holdings Inc.*	89,204
354	TTEC Holdings Inc.*	1,342
1,437	Unisys Corp.*	5,619
456	V2X Inc.*	26,220
2,757	Varonis Systems Inc., Class B Shares*	162,718
2,219	Vuzix Corp.*	4,704
28,048	Western Digital Corp.	2,253,376
39,114	Whitefiber Inc.*	661,418
971	WNS Holdings Ltd.*	73,262
506	Zscaler Inc.*	140,187
	Total Computers	19,719,215
Office/Business Equipment – 0.0%
4,376	Pitney Bowes Inc.	53,037
2,975	Xerox Holdings Corp.	11,841
261	Zebra Technologies Corp., Class A Shares*	82,760
	Total Office/Business Equipment	147,638
Semiconductors – 2.8%
1,188	ACM Research Inc., Class A Shares*	33,525
607	Aehr Test Systems*	15,145
339	Aeluma Inc.*	7,726
696	Allegro MicroSystems Inc.*	21,472
594	Alpha & Omega Semiconductor Ltd.*	17,089
977	Ambarella Inc.*	80,583
641	Amkor Technology Inc.	15,506
593	Arteris Inc.*	5,586
27,080	Astera Labs Inc.*	4,933,976

See Notes to Financial Statements.
76

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
972	Atomera Inc.*	$3,188
771	Axcelis Technologies Inc.*	61,711
630	CEVA Inc.*	13,999
265	Cirrus Logic Inc.*	30,260
50,468	Cohu Inc.*	1,004,313
1,100	Diodes Inc.*	59,879
768	Entegris Inc.	64,312
1,870	FormFactor Inc.*	54,585
566	GLOBALFOUNDRIES Inc.*	18,899
4,968	Impinj Inc.*	931,351
153	IPG Photonics Corp.*	12,518
1,241	Kulicke & Soffa Industries Inc.	46,538
685	Lattice Semiconductor Corp.*	45,470
7,829	MACOM Technology Solutions Holdings Inc.*	1,003,286
2,051	MaxLinear Inc., Class A Shares*	32,242
2,795	Microchip Technology Inc.	181,675
338	MKS Inc.	34,929
245	Monolithic Power Systems Inc.	204,761
3,074	Navitas Semiconductor Corp., Class A Shares*	18,014
2,249	ON Semiconductor Corp.*	111,528
241	Onto Innovation Inc.*	25,546
26,417	Ouster Inc.*	753,677
1,309	Penguin Solutions Inc.*	31,586
1,606	Photronics Inc.*	36,408
1,365	Power Integrations Inc.	61,562
472	Qorvo Inc.*	42,810
2,680	Rambus Inc.*	197,704
211	Richardson Electronics Ltd.	2,074
2,154	Semtech Corp.*	125,126
14,918	Silicon Laboratories Inc.*	2,004,233
9,170	Silicon Motion Technology Corp., ADR	730,666
13,699	SiTime Corp.*	3,310,637
573	SkyWater Technology Inc.*	6,870
784	Skyworks Solutions Inc.	58,753
935	Synaptics Inc.*	65,319
23,062	Teradyne Inc.	2,726,851
1,156	Ultra Clean Holdings Inc.*	27,767
1,456	Veeco Instruments Inc.*	35,701
260	Vishay Precision Group Inc.*	7,389
	Total Semiconductors	19,314,745

See Notes to Financial Statements.
77

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – 4.1%
2,844	8x8 Inc.*	$5,631
19,175	Accelerant Holdings, Class A Shares*	384,459
2,642	ACI Worldwide Inc.*	130,383
4,031	ACV Auctions Inc., Class A Shares*	47,001
2,831	Adeia Inc.	42,578
6,978	Agilysys Inc.*	761,439
710	Airship AI Holdings Inc.*	3,174
734	Akamai Technologies Inc.*	58,081
3,032	Alignment Healthcare Inc.*	49,604
1,626	Alkami Technology Inc.*	41,626
2,029	Amplitude Inc., Class A Shares*	23,191
3,605	Appfolio Inc., Class A Shares*	999,955
1,051	Appian Corp., Class A Shares*	32,350
2,191	Asana Inc., Class A Shares*	31,989
516	Asure Software Inc.*	4,334
25,560	AvePoint Inc.*	418,162
4,533	AvidXchange Holdings Inc.*	45,058
577	Bandwidth Inc., Class A Shares*	8,655
837	Bentley Systems Inc., Class B Shares	46,579
6,887	BigBear.ai Holdings Inc.*(a)	34,917
454	BILL Holdings Inc.*	21,075
917	Blackbaud Inc.*	61,173
1,267	BlackLine Inc.*	68,887
5,891	Blend Labs Inc., Class A Shares*	21,325
3,400	Box Inc., Class A Shares*	110,942
1,822	Braze Inc., Class A Shares*	50,469
621	Broadridge Financial Solutions Inc.	158,740
2,910	C3.ai Inc., Class A Shares*	49,208
2,891	CCC Intelligent Solutions Holdings Inc.*	28,621
973	Cerence Inc.*	10,246
240	Claritev Corp.*	16,538
2,002	Clear Secure Inc., Class A Shares	72,693
5,978	Clearwater Analytics Holdings Inc., Class A Shares*	123,565
127	Climb Global Solutions Inc.	15,692
1,627	Cloudflare Inc., Class A Shares*	339,571
2,263	Commerce.com Inc.*	10,523
13,882	CommVault Systems Inc.*	2,591,006
241	Concentrix Corp.	12,715
1,477	Confluent Inc., Class A Shares*	29,333
421	Consensus Cloud Solutions Inc.*	11,186
198	CoreCard Corp.*	5,479
1,030	CS Disco Inc.*	5,634

See Notes to Financial Statements.
78

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
661	CSG Systems International Inc.	$42,410
28	Daily Journal Corp.*	13,082
1,629	Datadog Inc., Class A Shares*	222,652
775	Dayforce Inc.*	54,072
1,830	Definitive Healthcare Corp., Class A Shares*	7,375
918	Digi International Inc.*	31,873
349	Digimarc Corp.*	3,022
2,199	Digital Turbine Inc.*	9,236
1,537	DigitalOcean Holdings Inc.*	50,137
1,033	DocuSign Inc., Class A Shares*	79,190
753	Domo Inc., Class B Shares*	11,054
631	Donnelley Financial Solutions Inc.*	35,822
818	DoubleVerify Holdings Inc.*	13,309
693	Doximity Inc., Class A Shares*	47,082
1,011	Dropbox Inc., Class A Shares*	29,380
193	Duolingo Inc., Class A Shares*	57,487
1,510	Dynatrace Inc.*	76,406
483	eGain Corp.*	3,038
483	Elastic NV*	41,084
16,781	Electronic Arts Inc.	2,885,493
425	EverCommerce Inc.*	4,909
3,065	Evolent Health Inc., Class A Shares*	29,577
2,152	Expensify Inc., Class A Shares*	4,218
125	Fair Isaac Corp.*	190,205
3,530	Fastly Inc., Class A Shares*	26,863
2,788	Fidelity National Information Services Inc.	194,630
1,822	Five9 Inc.*	49,048
4,906	Freshworks Inc., Class A Shares*	66,084
90,029	Genius Sports Ltd.*	1,151,471
573	GigaCloud Technology Inc., Class A Shares*	15,167
764	Gitlab Inc., Class A Shares*	36,687
8,124	Guidewire Software Inc.*	1,763,070
2,097	Health Catalyst Inc.*	7,109
270	HubSpot Inc.*	130,456
558	I3 Verticals Inc., Class A Shares*	17,549
202	IBEX Holdings Ltd.*	5,965
422	Ibotta Inc., Class A Shares*	11,369
644	Immersion Corp.	4,547
520	Informatica Inc., Class A Shares*	12,964
7,862	Innodata Inc.*	298,599
394	Inspired Entertainment Inc.*	3,664
1,331	Intapp Inc.*	61,213

See Notes to Financial Statements.
79

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
5,865	IonQ Inc.*	$250,670
372	Jack Henry & Associates Inc.	60,733
1,514	Jamf Holding Corp.*	14,110
1,888	Kaltura Inc.*	3,002
374	Life360 Inc.*	33,826
1,543	LiveRamp Holdings Inc.*	43,081
307	Manhattan Associates Inc.*	66,140
958	MeridianLink Inc.*	19,055
406	MongoDB Inc., Class A Shares*	128,138
398	MSCI Inc., Class A Shares	225,953
1,818	N-able Inc.*	14,653
603	nCino Inc.*	19,362
12,441	Nutanix Inc., Class A Shares*	836,160
104	Nutex Health Inc.*	8,714
2,829	Olo Inc., Class A Shares*	28,997
597	ON24 Inc.*	3,415
5,609	Pagaya Technologies Ltd., Class A Shares*	206,860
1,983	PagerDuty Inc.*	33,195
1,703	Paychex Inc.	237,492
263	Paycom Software Inc.	59,740
792	PDF Solutions Inc.*	16,196
516	Pegasystems Inc.	27,972
1,338	Phreesia Inc.*	42,361
176,103	Planet Labs PBC*	1,248,570
1,550	Playstudios Inc.*	1,498
1,639	Playtika Holding Corp.	6,081
107,607	Porch Group Inc.*	1,826,091
629	Procore Technologies Inc.*	43,722
1,025	Progress Software Corp.*	47,447
1,166	PROS Holdings Inc.*	18,073
637	PTC Inc.*	135,999
1,007	PubMatic Inc., Class A Shares*	8,731
2,752	Quantum Computing Inc.*(a)	43,427
1,609	Rackspace Technology Inc.*	2,027
255	Red Violet Inc.	12,811
239	ReposiTrak Inc.	3,872
2,926	Rezolve AI PLC*	10,943
468	RingCentral Inc., Class A Shares*	14,279
2,970	ROBLOX Corp., Class A Shares*	370,032
4,700	Roper Technologies Inc.	2,473,657
1,369	Samsara Inc., Class A Shares*	49,476
795	Sapiens International Corp. NV	34,105

See Notes to Financial Statements.
80

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
1,424	Schrodinger Inc.*	$27,782
884	SEMrush Holdings Inc., Class A Shares*	6,984
1,645	SentinelOne Inc., Class A Shares*	31,025
375	Simulations Plus Inc.*	5,314
8,839	SoundHound AI Inc., Class A Shares*	115,084
1,284	Sprout Social Inc., Class A Shares*	20,274
923	SPS Commerce Inc.*	101,807
1,089	SS&C Technologies Holdings Inc.	96,551
11,240	Take-Two Interactive Software Inc.*	2,621,955
2,774	Talkspace Inc.*	7,379
752	Teads Holding Co.*	1,316
556	Teradata Corp.*	11,665
329	TruBridge Inc.*	6,567
728	Twilio Inc., Class A Shares*	76,884
223	Tyler Technologies Inc.*	125,522
2,175	UiPath Inc., Class A Shares*	24,186
1,769	Unity Software Inc.*	69,716
781	Veeva Systems Inc., Class A Shares*	210,245
1,588	Verint Systems Inc.*	32,379
1,555	Vertex Inc., Class A Shares*	40,150
516	Viant Technology Inc., Class A Shares*	5,366
3,710	Vimeo Inc., Class A, Private Placement*	15,582
1,766	VTEX, Class A Shares*	7,205
2,198	Waystar Holding Corp.*	83,260
1,739	Weave Communications Inc.*	13,529
4,846	WM Technology Inc.*	6,009
1,211	Workiva Inc., Class A Shares*	99,593
2,641	Yext Inc.*	24,007
4,520	Zeta Global Holdings Corp., Class A Shares*	88,773
1,356	Zoom Communications Inc., Class A Shares*	110,406
1,693	ZoomInfo Technologies Inc., Class A Shares*	18,454
	Total Software	27,617,990
	TOTAL TECHNOLOGY	66,799,588
UTILITIES – 3.6%
Electric – 3.0%
3,591	AES Corp.	48,622
1,412	ALLETE Inc.	90,580
1,321	Alliant Energy Corp.	85,958
22,439	Ameren Corp.	2,238,963
826	Ameresco Inc., Class A Shares*	21,005
2,067	Avista Corp.	75,528
17,607	Black Hills Corp.	1,053,075

See Notes to Financial Statements.
81

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Electric – (continued)
789	Brookfield Renewable Corp.	$26,589
59,483	CenterPoint Energy Inc.	2,243,104
190	Clearway Energy Inc., Class A Shares	5,356
456	Clearway Energy Inc., Class C Shares	13,593
1,536	CMS Energy Corp.	109,932
1,910	Consolidated Edison Inc.	187,619
1,104	DTE Energy Co.	150,862
1,967	Edison International	110,408
26,283	Entergy Corp.	2,315,270
1,184	Evergy Inc.	84,372
1,899	Eversource Energy	121,669
5,337	Exelon Corp.	233,120
2,934	FirstEnergy Corp.	127,981
460	Genie Energy Ltd., Class B Shares	7,038
4,153	Hawaiian Electric Industries Inc.*	53,823
18,992	IDACORP Inc.	2,375,899
889	MGE Energy Inc.	75,698
1,485	Northwestern Energy Group Inc.	85,402
1,056	NRG Energy Inc.	153,711
1,021	OGE Energy Corp.	45,598
17,248	Oklo Inc., Class A Shares*	1,270,143
11,083	Ormat Technologies Inc.	1,018,417
927	Otter Tail Corp.	77,859
11,680	PG&E Corp.	178,470
608	Pinnacle West Capital Corp.	54,331
29,391	Portland General Electric Co.	1,257,347
63,946	PPL Corp.	2,332,111
2,637	Public Service Enterprise Group Inc.	217,104
1,814	Talen Energy Corp.*	687,361
2,322	TXNM Energy Inc.	131,518
408	Unitil Corp.	19,160
1,783	Vistra Corp.	337,183
1,693	WEC Energy Group Inc.	180,321
3,056	Xcel Energy Inc.	221,224
	Total Electric	20,123,324
Gas – 0.6%
844	Atmos Energy Corp.	140,214
2,918	Brookfield Infrastructure Corp., Class A Shares	117,362
589	Chesapeake Utilities Corp.	72,789
1,167	MDU Resources Group Inc.	19,010
453	National Fuel Gas Co.	39,293
2,444	New Jersey Resources Corp.	115,577

See Notes to Financial Statements.
82

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Gas – (continued)
53,926	NiSource Inc.	$2,279,452
959	Northwest Natural Holding Co.	39,827
1,448	ONE Gas Inc.	110,772
141	RGC Resources Inc.	3,136
1,622	Southwest Gas Holdings Inc.	129,565
12,919	Spire Inc.	989,595
1,192	UGI Corp.	41,291
	Total Gas	4,097,883
Water – 0.0%
930	American States Water Co.	69,313
1,038	American Water Works Co., Inc.	148,963
1,436	California Water Service Group	67,392
345	Consolidated Water Co., Ltd.	11,478
1,521	Essential Utilities Inc.	60,095
200	Global Water Resources Inc.	1,932
755	H2O America	38,029
455	Middlesex Water Co.	24,361
335	York Water Co.	10,408
	Total Water	431,971
	TOTAL UTILITIES	24,653,178
	TOTAL COMMON STOCKS (Cost – $514,499,815)	640,529,341
EXCHANGE TRADED FUNDS (ETFs) – 4.3%
8,208	iShares Russell 2000 Value	1,428,767
314,216	SPDR S&P 600 Small CapValue	27,600,733
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $27,672,258)	29,029,500
LIMITED PARTNERSHIP – 0.0%
FINANCIAL – 0.0%
Investment Companies – 0.0%
1,739	Compass Diversified Holdings (Cost – $35,399)	13,043
CLOSED-END FUND – 0.0%
632	NexPoint Diversified Real Estate Trust, Class Common Shares (Cost – $4,824)	2,484
WARRANT – 0.0%
CONSUMER NON-CYCLICAL – 0.0%
Healthcare-Products – 0.0%
30	Pulse Biosciences Inc.* (Cost – $0)	136

See Notes to Financial Statements.
83

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
RIGHT – 0.0%
322	Empire Petroleum Corp.(b)* (Cost – $0)	$—
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $542,212,296)	669,574,504

Face Amount
SHORT-TERM INVESTMENTS – 1.4%
TIME DEPOSITS – 1.4%
$2,855,254	Citibank – New York, 3.680% due 9/2/25	2,855,254
1,412,998	JPMorgan Chase & Co. – New York, 3.680% due 9/2/25	1,412,998
4,055,430	Royal Bank of Canada – Toronto, 3.680% due 9/2/25	4,055,430
1,001,486	Sumitomo Mitsui Banking Corp. – Tokyo, 3.680% due 9/2/25	1,001,486
	TOTAL TIME DEPOSITS (Cost – $9,325,168)	9,325,168

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.6%
MONEY MARKET FUND – 0.6%
4,348,045	Federated Government Obligations Fund, Premier Class, 4.151%(d) (Cost – $4,348,045)	$4,348,045
	TOTAL INVESTMENTS – 100.6% (Cost – $555,885,509)	683,247,717
	Liabilities in Excess of Other Assets – (0.6)%	(4,276,238)
	TOTAL NET ASSETS – 100.0%	$678,971,479

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 5).
(b)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2025, amounts to $6,676 and represents 0.00% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
AMBAC	— American Bond Assurance Corporation
LLC	— Limited Liability Company
MFA	— Mortgage Finance Authority
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s Depository Receipts
See Notes to Financial Statements.
84

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Small-Mid Cap Equity Fund(concluded)
Summary of Investments by Security Sector^

Industrial	19.6%
Financial	18.6
Consumer Non-cyclical	17.9
Consumer Cyclical	11.7
Technology	9.8
Basic Materials	4.6
Energy	4.2
Communications	3.8
Utilities	3.6
Government	0.0*
Exchange Traded Funds (ETFs)	4.2
Closed-End Fund	0.0*
Short-Term Investments	1.4
Money Market Fund	0.6
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
At August 31, 2025, Destinations Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index September Futures	8	9/25	$863,184	$947,920	$84,736
S&P MidCap 400 Index September Futures	2	9/25	606,200	651,700	45,500
					$130,236

At August 31, 2025, Destinations Small-Mid Cap Equity Fund had deposited cash of $13,645 with a broker or brokers as margin collateral on open exchange traded futures contracts.
See Notes to Financial Statements.
85

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 91.5%
Australia – 2.1%
148,779	AGL Energy Ltd.	$800,890
8,566	ALS Ltd.	103,892
33,522	AMP Ltd.	37,515
4,019	Ampol Ltd.	77,165
1,960	Ansell Ltd.	43,537
334,837	ANZ Group Holdings Ltd.	7,360,151
19,153	APA Group	110,446
9,162	Aristocrat Leisure Ltd.	435,663
3,351	ASX Ltd.	137,185
17,818	Atlas Arteria Ltd.	62,044
31,108	Aurizon Holdings Ltd.	65,738
9,383	Bank of Queensland Ltd.	44,603
16,624	Beach Energy Ltd.	13,054
9,063	Bendigo & Adelaide Bank Ltd.	78,974
80,893	BHP Group Ltd.	2,260,584
6,697	BlueScope Steel Ltd.	100,250
22,708	Brambles Ltd.	385,256
6,293	CAR Group Ltd.	166,176
7,593	Challenger Ltd.	41,422
8,219	Charter Hall Group	125,979
36,394	Cleanaway Waste Management Ltd.	66,089
1,027	Cochlear Ltd.	202,640
22,544	Coles Group Ltd.	352,349
27,638	Commonwealth Bank of Australia	3,075,608
8,504	Computershare Ltd.	211,862
8,004	CSL Ltd.	1,116,855
6,567	Deterra Royalties Ltd.	18,005
19,148	Dexus	93,898
1,578	Domino's Pizza Enterprises Ltd.	15,488
9,664	Downer EDI Ltd.	45,481
33,245	Dyno Nobel Ltd.	66,174
2,617	EBOS Group Ltd.	50,310
22,901	Endeavour Group Ltd.	57,158
33,573	Evolution Mining Ltd.	193,832
3,188	Flight Centre Travel Group Ltd.	27,103
26,676	Fortescue Ltd.	336,781
32,829	Goodman Group	737,651
29,829	GPT Group	109,142
159,647	GrainCorp Ltd., Class A Shares	833,343
9,902	Harvey Norman Holdings Ltd.	44,505
5,914	IDP Education Ltd.	21,700
12,879	IGO Ltd.	43,813
10,739	Iluka Resources Ltd.	44,258

See Notes to Financial Statements.
86

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Australia – (continued)
4,882	Insignia Financial Ltd.*	$14,406
37,548	Insurance Australia Group Ltd.	213,949
38,858	JB Hi-Fi Ltd.	2,972,077
14,290	Lendlease Corp., Ltd.	51,880
34,638	Lottery Corp., Ltd	133,110
16,571	Lynas Rare Earths Ltd.*	149,763
5,675	Macquarie Group Ltd.	833,675
3,449	Magellan Financial Group Ltd.	23,053
45,011	Medibank Pvt Ltd.	150,235
198,614	Metcash Ltd.	545,538
2,507	Mineral Resources Ltd.*	61,227
71,491	Mirvac Group	110,138
39,200	MMG Ltd.*	25,915
50,583	National Australia Bank Ltd.	1,412,849
1,941	Netwealth Group Ltd.	43,769
5,455	New Hope Corp., Ltd	15,816
11,013	NEXTDC Ltd.*	117,345
173,001	Northern Star Resources Ltd.	2,182,525
8,723	Orica Ltd.	125,181
27,745	Origin Energy Ltd.	234,580
20,515	Orora Ltd.	27,839
675,435	Perenti Ltd.	1,041,648
1,441	Perpetual Ltd.	20,467
44,102	Pilbara Minerals Ltd.*	69,986
869	Pro Medicus Ltd.	169,344
11,642	Qantas Airways Ltd.	89,203
24,628	QBE Insurance Group Ltd.	348,819
25,075	Qube Holdings Ltd.	68,700
2,908	Ramsay Health Care Ltd.	64,512
783	REA Group Ltd.	128,635
4,543	Reece Ltd.	33,015
18,711	Region Group	29,902
6,065	Rio Tinto Ltd.	457,322
52,629	Santos Ltd.	276,748
83,204	Scentre Group	222,150
6,293	SEEK Ltd.	114,064
3,031	SGH Ltd.	100,150
2,325	Sims Ltd.	21,578
7,194	Sonic Healthcare Ltd.	113,271
68,973	South32 Ltd.	122,326
18,062	Steadfast Group Ltd.	71,772
42,185	Stockland	170,857
17,801	Suncorp Group Ltd.	247,823

See Notes to Financial Statements.
87

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Australia – (continued)
5,243	Technology One Ltd.	$137,042
4,144	Telix Pharmaceuticals Ltd.*	39,434
67,116	Telstra Group Ltd.	214,784
5,739	TPG Telecom Ltd.	19,826
51,864	Transurban Group	494,829
11,246	Treasury Wine Estates Ltd.	57,102
67,749	Vicinity Ltd.	115,080
4,069	Washington H Soul Pattinson & Co., Ltd.	116,519
18,669	Wesfarmers Ltd.	1,118,596
56,606	Westpac Banking Corp.	1,429,028
14,521	Whitehaven Coal Ltd.	62,790
3,064	WiseTech Global Ltd.	203,152
148,275	Woodside Energy Group Ltd.	2,556,748
19,649	Woolworths Group Ltd.	370,048
8,374	Worley Ltd.	80,177
123,502	Yancoal Australia Ltd.	438,763
	Total Australia	41,095,649
Austria – 0.0%
980	ANDRITZ AG	69,005
4,668	Erste Group Bank AG	443,635
2,255	OMV AG	124,136
2,035	Raiffeisen Bank International AG	67,517
783	Telekom Austria AG, Class A Shares	8,571
1,154	Verbund AG	82,294
	Total Austria	795,158
Belgium – 0.2%
392	Ackermans & van Haaren NV	101,717
2,834	Ageas SA	199,654
15,902	Anheuser-Busch InBev SA	995,263
363	D'ieteren Group	78,683
798	Elia Group SA, Class B Shares	91,286
1,170	Groupe Bruxelles Lambert NV	102,745
3,717	KBC Group NV	437,855
7	Lotus Bakeries NV	68,500
105,821	Proximus SADP	916,421
235	Sofina SA	71,052
1,276	Syensqo SA	112,586
1,973	UCB SA	462,532
3,154	Warehouses De Pauw CVA	80,946
	Total Belgium	3,719,240
Bermuda – 0.1%
165,964	Hiscox Ltd.	2,928,958

See Notes to Financial Statements.
88

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Brazil – 1.4%
42,620	Afya Ltd., Class A Shares	$646,972
521,008	B3 SA – Brasil Bolsa Balcao	1,247,382
164,085	Banco BTG Pactual SA	1,357,715
399,500	GPS Participacoes e Empreendimentos SA(a)	1,273,330
1,103,518	Inter & Co., Inc.	9,403,769
446,426	Localiza Rent a Car SA	2,951,196
997,407	Lojas Renner SA	2,991,393
443,208	Metalurgica Gerdau SA	773,356
251,000	Odontoprev SA	609,271
63,288	Petroleo Brasileiro SA – Petrobras, ADR	725,913
310,100	TOTVS SA	2,465,242
139,105	WEG SA	966,281
115,928	XP Inc., Class A Shares	2,102,934
	Total Brazil	27,514,754
Canada – 6.2%
265,108	AGF Management Ltd., Class B Shares	2,366,898
40,986	Agnico Eagle Mines Ltd.	5,910,019
156,200	Air Canada*	2,218,104
12,673	Alimentation Couche-Tard Inc.	642,417
12,112	Bank of Montreal	1,465,841
169,023	Bank of Nova Scotia	10,557,168
28,210	Barrick Mining Corp.	752,500
5,385	BCE Inc.	134,390
23,301	Brookfield Corp.	1,531,737
7,167	Cameco Corp.	554,487
11,100	Canadian Apartment Properties REIT	343,541
15,505	Canadian Imperial Bank of Commerce	1,197,878
67,368	Canadian National Railway Co.	6,520,222
34,194	Canadian Natural Resources Ltd.	1,082,943
15,332	Canadian Pacific Kansas City Ltd.	1,167,988
17,279	Celestica Inc.*	3,365,957
20,862	Cenovus Energy Inc.	346,991
119,300	Centerra Gold Inc.	973,895
3,333	CGI Inc.	323,688
1,359	Constellation Software Inc.(b)	4,503,286
34,742	Definity Financial Corp.	1,796,049
31,825	Descartes Systems Group Inc.*	3,180,909
4,409	Dollarama Inc.	601,245
60,600	Dundee Precious Metals Inc.	1,123,562
128,794	Element Fleet Management Corp.	3,432,756
128,120	Enbridge Inc.	6,199,806
363	Fairfax Financial Holdings Ltd.(b)	624,999
61,949	Finning International Inc.	2,568,727

See Notes to Financial Statements.
89

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Canada – (continued)
8,246	Fortis Inc.	$410,438
58,725	Franco-Nevada Corp.	11,068,884
2,601	George Weston Ltd.	167,516
4,315	Great-West Lifeco Inc.	170,941
5,102	Hydro One Ltd.(a)	185,808
2,500	Imperial Oil Ltd.	226,879
2,984	Intact Financial Corp.	597,647
7,900	Linamar Corp.	431,359
9,504	Loblaw Cos., Ltd.	388,202
4,625	Magna International Inc.	212,322
28,624	Manulife Financial Corp.	880,690
3,165	Metro Inc.	226,888
6,506	National Bank of Canada	683,954
8,158	Nutrien Ltd.	470,220
94,700	OceanaGold Corp.	1,730,971
9,627	Pembina Pipeline Corp.	363,641
8,787	Power Corp. of Canada	371,969
5,221	Restaurant Brands International Inc.	330,666
34,400	RioCan Real Estate Investment Trust	462,942
23,458	Royal Bank of Canada	3,409,371
38,568	Russel Metals Inc.	1,168,387
44,186	Shopify Inc., Class A Shares*	6,242,225
9,476	Sun Life Financial Inc.	553,572
218,196	Suncor Energy Inc.	9,018,605
113,600	Superior Plus Corp.	600,594
178,800	Tamarack Valley Energy Ltd.	701,815
17,157	TC Energy Corp.	893,583
8,116	Teck Resources Ltd., Class B Shares	277,547
8,220	TELUS Corp.	135,523
2,254	Thomson Reuters Corp.	400,359
27,777	TMX Group Ltd.	1,109,502
29,180	Toronto-Dominion Bank	2,191,262
5,839	Tourmaline Oil Corp.	247,983
4,256	Waste Connections Inc.	786,610
63,012	Wheaton Precious Metals Corp.	6,328,732
	Total Canada	118,935,610
Chile – 0.1%
5,858	Antofagasta PLC	169,747
20,153	Sociedad Quimica y Minera de Chile SA, ADR*(c)	917,163
	Total Chile	1,086,910
China – 3.6%
13,500	AAC Technologies Holdings Inc.	74,688
129,421	BYD Co., Ltd., Class H Shares(d)	1,881,710

See Notes to Financial Statements.
90

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – (continued)
817,496	China Mengniu Dairy Co., Ltd.	$1,586,597
96,076	Contemporary Amperex Technology Co., Ltd., Class A Shares	4,120,754
285,655	FinVolution Group, ADR	2,356,654
34,200	Foshan Haitian Flavouring & Food Co., Ltd., Class H Shares*(d)	157,629
662,000	Fufeng Group Ltd.	788,660
238,300	Full Truck Alliance Co., Ltd., ADR	3,109,815
157,542	Fuyao Glass Industry Group Co., Ltd., Class A Shares	1,453,276
167,106	Hello Group Inc., ADR	1,386,980
259,360	Hongfa Technology Co., Ltd., Class A Shares	952,496
166,808	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	2,100,757
184,035	KE Holdings Inc., ADR	3,235,335
1,416,010	Kingdee International Software Group Co., Ltd.*	2,936,003
138,542	Kuaishou Technology, Class B Shares*(a)	1,329,315
22,665	Kweichow Moutai Co., Ltd., Class A Shares	4,710,917
270,500	Legend Holdings Corp., Class H Shares*(d)	405,468
122,000	Lenovo Group Ltd.	171,792
35,542	Meituan, Class B Shares*(a)	472,078
41,345	Midea Group Co., Ltd., Class A Shares	427,605
83,266	Pony AI Inc., ADR*(c)	1,196,532
344,300	SAIC Motor Corp., Ltd, Class A Shares	908,276
336,777	SF Holding Co., Ltd., Class H Shares(d)	1,727,938
194,700	Shenzhen Inovance Technology Co., Ltd., Class A Shares	2,048,745
266,700	Shenzhou International Group Holdings Ltd.	2,086,834
134,731	Tencent Holdings Ltd.	10,418,571
16,891	Tencent Holdings Ltd., ADR	1,310,573
69,675	Tencent Music Entertainment Group, ADR	1,708,431
533,200	Tongcheng Travel Holdings Ltd.@	1,501,158
139,636	Weibo Corp., ADR	1,600,229
98,614	Wuxi Biologics Cayman Inc.*(a)	416,260
141,200	XD Inc.	1,459,043
122,600	Xiaomi Corp., Class B Shares*(a)	835,896
36,736	XPeng Inc., ADR*	772,191
34,016	XPeng Inc., Class A Shares*	359,501
962,100	Yangzijiang Shipbuilding Holdings Ltd.	2,176,870
50,372	Zai Lab Ltd., ADR*	1,667,313
492,243	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class H Shares*(d)	1,965,019
398,314	Zhejiang Shuanghuan Driveline Co., Ltd., Class A Shares	2,079,339
	Total China	69,897,248
Denmark – 1.2%
47	AP Moller – Maersk AS, Class A Shares	96,487
64	AP Moller – Maersk AS, Class B Shares	131,737
44,949	Carlsberg AS, Class B Shares	5,497,254
2,049	Coloplast AS, Class B Shares	196,983

See Notes to Financial Statements.
91

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Denmark – (continued)
14,271	D/S Norden AS	$509,463
10,673	Danske Bank AS	437,923
1,470	Demant AS*	56,237
3,150	DSV AS	697,486
1,009	Genmab AS*	251,400
4,982	H Lundbeck AS	31,451
32,104	ISS AS	937,838
46,585	Novo Nordisk AS, ADR	2,630,189
52,682	Novo Nordisk AS, Class B Shares	2,973,624
15,066	Novonesis Novozymes B	957,424
2,594	Orsted AS*(a)	80,089
1,260	Pandora AS	173,961
1,255	ROCKWOOL AS, Class B Shares	47,477
5,034	Tryg AS	132,323
355,697	Vestas Wind Systems AS	7,049,408
1,292	Zealand Pharma AS*	88,733
	Total Denmark	22,977,487
Finland – 1.5%
2,273	Elisa OYJ	121,210
461,396	Fortum OYJ	7,984,001
4,770	Kesko OYJ, Class B Shares	105,788
5,175	Kone OYJ, Class B Shares	325,205
11,788	Metso OYJ	152,415
7,223	Neste OYJ	132,671
82,011	Nokia OYJ	352,576
653,819	Nordea Bank Abp	9,971,577
1,673	Orion OYJ, Class B Shares	133,508
38,780	Sampo OYJ, Class A Shares	444,867
732,408	Stora Enso OYJ, Class R Shares	8,615,936
8,287	UPM-Kymmene OYJ	235,775
2,318	Valmet OYJ	80,519
7,483	Wartsila OYJ Abp	219,084
	Total Finland	28,875,132
France – 6.7%
3,603	Accor SA	178,419
645	Aeroports de Paris SA	84,786
24,342	Air France-KLM*	382,841
9,517	Air Liquide SA	1,963,649
9,656	Airbus SE	2,024,601
6,056	Alstom SA*	145,674
948	Amundi SA(a)	70,077
83,366	Arkema SA	5,905,090
28,831	AXA SA	1,341,414

See Notes to Financial Statements.
92

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
France – (continued)
3,273	Ayvens SA(a)	$36,224
737	BioMerieux	102,317
132,060	BNP Paribas SA	11,861,062
9,638	Bollore SE	56,277
2,913	Bouygues SA	124,913
5,255	Bureau Veritas SA	158,477
57,416	Capgemini SE	8,151,387
8,991	Carrefour SA	130,267
51,732	Compania de Saint-Gobain SA	5,585,338
11,436	Compania Generale des Etablissements Michelin SCA	413,642
939	Covivio SA	61,459
15,468	Credit Agricole SA	282,731
10,450	Danone SA	870,164
8,947	Dassault Aviation SA	2,826,884
130,099	Dassault Systemes SE	4,046,752
4,083	Edenred SE	118,135
1,127	Eiffage SA	141,815
29,157	Engie SA	603,392
19,532	EssilorLuxottica SA	5,950,547
786	Eurazeo SE	51,464
1,690	FDJ UNITED	54,473
926	Gecina SA	90,896
5,280	Getlink SE	99,756
1,483	Hermes International SCA	3,625,351
16,535	ICADE	401,113
610	Ipsen SA	82,829
1,114	Kering SA	298,353
3,239	Klepierre SA	126,330
65,719	Legrand SA	10,027,699
3,792	L’Oreal SA	1,765,098
5,811	LVMH Moet Hennessy Louis Vuitton SE	3,424,227
34,508	Orange SA	561,963
33,047	Pernod Ricard SA	3,755,852
3,806	Publicis Groupe SA	350,756
2,966	Renault SA	116,581
3,700	Rexel SA	119,711
18,120	Safran SA	6,000,423
17,744	Sanofi SA	1,763,067
13,215	Sartorius Stedim Biotech	2,702,492
42,741	Schneider Electric SE	10,490,417
295,786	SCOR SE	9,686,076
507	SEB SA	36,877
11,885	Societe Generale SA	732,313

See Notes to Financial Statements.
93

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
France – (continued)
1,445	Sodexo SA	$86,704
864	Teleperformance SE	66,452
29,717	Thales SA	7,830,379
167,244	TotalEnergies SE	10,496,528
1,599	Unibail-Rodamco-Westfield	166,078
9,957	Veolia Environnement SA	328,527
8,239	Vinci SA	1,117,633
379	Wendel SE	36,536
	Total France	130,111,288
Germany – 5.8%
2,744	adidas AG	534,955
6,382	Allianz SE, Class Registered Shares	2,697,148
172,402	BASF SE	9,165,512
16,229	Bayer AG, Class Registered Shares	532,635
5,614	Bayerische Motoren Werke AG	580,319
1,239	Bechtle AG	56,456
20,261	Beiersdorf AG	2,331,564
1,943	Brenntag SE	120,246
527	Carl Zeiss Meditec AG	26,613
13,864	Commerzbank AG	530,384
93,406	Continental AG	8,194,035
2,797	Covestro AG*	194,431
907	CTS Eventim AG & Co. KGaA	85,042
8,229	Daimler Truck Holding AG	387,554
3,870	Delivery Hero SE, Class A Shares*(a)	103,012
30,033	Deutsche Bank AG, Class Registered Shares	1,054,866
26,524	Deutsche Boerse AG	7,806,723
10,030	Deutsche Lufthansa AG, Class Registered Shares	93,581
141,827	Deutsche Post AG	6,457,719
152,499	Deutsche Telekom AG, Class Registered Shares	5,577,779
1,070	Deutsche Wohnen SE	27,988
556	DWS Group GmbH & Co. KGaA(a)	34,532
36,471	E.ON SE	650,350
4,519	Evonik Industries AG	87,360
460	Fielmann Group AG	27,928
83,989	Fraport AG Frankfurt Airport Services Worldwide*	7,186,395
3,441	Fresenius Medical Care AG	176,465
6,976	Fresenius SE & Co. KGaA	378,709
1,739	FUCHS SE	76,663
10,319	GEA Group AG	750,827
987	Hannover Rueck SE	287,632
2,072	Heidelberg Materials AG	491,153
1,611	Henkel AG & Co. KGaA	123,841

See Notes to Financial Statements.
94

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Germany – (continued)
2,577	Henkel AG & Co. KGaA	$217,497
4,529	HOCHTIEF AG	1,148,311
205,793	Infineon Technologies AG	8,437,821
1,041	KION Group AG	67,913
24,164	Knorr-Bremse AG	2,522,135
1,314	LEG Immobilien SE	110,054
12,432	Mercedes-Benz Group AG	775,686
2,115	Merck KGaA	267,936
884	MTU Aero Engines AG	394,912
2,161	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,378,573
994	Nemetschek SE	137,609
1,433	Puma SE	36,122
86	Rational AG	64,225
706	Rheinmetall AG	1,395,747
10,934	RWE AG	438,085
62,858	SAP SE	17,091,678
44,548	Schott Pharma AG & Co. KGaA	1,189,770
1,124	Scout24 SE(a)	145,642
25,766	Siemens AG, Class Registered Shares(a)	7,134,323
10,501	Siemens Energy AG*	1,114,733
73,440	Siemens Healthineers AG	4,068,180
25,523	Symrise AG, Class A Shares	2,473,648
1,067	Talanx AG	147,029
959	Traton SE	35,499
309,891	TUI AG*	3,181,522
3,842	Volkswagen AG	448,830
11,549	Vonovia SE	373,398
398	Wacker Chemie AG	30,426
3,666	Zalando SE*(a)	102,055
	Total Germany	111,759,776
Greece – 0.2%
182,087	National Bank of Greece SA	2,499,466
247,959	Piraeus Financial Holdings SA*	1,899,815
	Total Greece	4,399,281
Hong Kong – 1.8%
1,114,785	AIA Group Ltd.	10,549,224
34,486	Alibaba Group Holding Ltd., ADR	4,655,610
13,055	Bank of East Asia Ltd.	21,490
58,500	BOC Hong Kong Holdings Ltd.	264,474
37,100	Budweiser Brewing Co. APAC Ltd.(a)	39,935
10,000	Cathay Pacific Airways Ltd.	13,678
27,400	Chow Tai Fook Jewellery Group Ltd.	51,143

See Notes to Financial Statements.
95

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Hong Kong – (continued)
28,500	CK Asset Holdings Ltd.	$134,334
44,120	CK Hutchison Holdings Ltd.	293,026
10,500	CK Infrastructure Holdings Ltd.	70,098
26,658	CLP Holdings Ltd.	225,126
18,000	CTF Services Ltd.	17,933
7,500	DFI Retail Group Holdings Ltd., Class Registered Shares	23,806
50,000	First Pacific Co., Ltd.	42,783
37,000	Galaxy Entertainment Group Ltd.	193,379
15,000	Hang Lung Group Ltd.	26,122
20,185	Hang Lung Properties Ltd.	20,489
11,100	Hang Seng Bank Ltd.	158,532
24,000	Henderson Land Development Co., Ltd.	83,117
188,000	Hong Kong & China Gas Co., Ltd.	168,973
19,700	Hong Kong Exchanges & Clearing Ltd.	1,155,224
16,200	Hongkong Land Holdings Ltd.	100,405
133,300	Hutchison Port Holdings Trust, Class U Shares	28,642
8,000	HUTCHMED China Ltd.*	24,303
10,000	Hysan Development Co., Ltd.	18,777
139,437	Jardine Matheson Holdings Ltd.	8,438,358
7,500	Johnson Electric Holdings Ltd.	27,416
12,000	Kerry Properties Ltd.	30,832
41,710	Link REIT	221,522
28,400	Man Wah Holdings Ltd.	17,194
26,500	MTR Corp., Ltd	89,268
24,000	New World Development Co., Ltd.*	20,161
2,500	Orient Overseas International Ltd.	43,685
63,000	PCCW Ltd.	42,516
24,000	Power Assets Holdings Ltd.	156,221
43,202	Prudential PLC	577,476
34,000	Shangri-La Asia Ltd.	19,904
48,000	Sino Land Co., Ltd.	57,021
21,000	SITC International Holdings Co., Ltd.	74,097
73,000	SJM Holdings Ltd.*	27,127
23,000	Sun Hung Kai Properties Ltd.	270,025
6,500	Swire Pacific Ltd., Class A Shares	55,735
12,500	Swire Pacific Ltd., Class B Shares	18,682
14,600	Swire Properties Ltd.	39,419
1,698,000	TCL Electronics Holdings Ltd.*	2,322,484
23,000	Techtronic Industries Co., Ltd.	294,681
136,000	United Energy Group Ltd.	9,583
2,128,000	VSTECS Holdings Ltd.	2,947,294
3,600	VTech Holdings Ltd.	29,028
119,000	WH Group Ltd.(a)	126,889

See Notes to Financial Statements.
96

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Hong Kong – (continued)
13,000	Wharf Holdings Ltd.	$37,194
28,000	Wharf Real Estate Investment Co., Ltd.	81,101
27,658	Xinyi Glass Holdings Ltd.	30,174
17,500	Yue Yuen Industrial Holdings Ltd.	30,831
	Total Hong Kong	34,516,541
India – 5.5%
408,416	Afcons Infrastructure Ltd.	1,933,905
107,461	Akums Drugs & Pharmaceuticals Ltd.*	554,153
572,784	ASK Automotive Ltd.	3,131,285
200,788	Axis Bank Ltd.	2,380,557
424,480	Bajaj Finance Ltd.	4,231,392
415,474	Bharat Wire Ropes Ltd.*	801,956
179,436	Bharti Airtel Ltd.	3,660,268
237,590	Cello World Ltd.	1,444,891
402,126	Cholamandalam Investment & Finance Co., Ltd.	6,492,854
27,162	Cummins India Ltd.	1,180,753
253,725	DCW Ltd.*	209,071
6,854	Dixon Technologies India Ltd.	1,295,967
10,494	Dr Lal PathLabs Ltd.	394,713
898,953	Eternal Ltd.*	3,200,595
98,530	Godrej Consumer Products Ltd.	1,388,751
33,449	Godrej Properties Ltd.*	737,755
89,094	HDFC Bank Ltd.	961,139
17,773	HDFC Bank Ltd., ADR	1,264,727
41,320	Hindustan Unilever Ltd.	1,246,740
617,320	Honasa Consumer Ltd.*	2,047,327
157,009	ICICI Bank Ltd.	2,487,423
55,398	ICICI Bank Ltd., ADR	1,758,332
198,033	Indus Towers Ltd.*	765,374
176,810	Info Edge India Ltd.	2,719,739
45,745	InterGlobe Aviation Ltd.(a)	2,928,866
140,503	Inventurus Knowledge Solutions Ltd.*	2,410,243
268,783	Jio Financial Services Ltd.	949,470
969,613	JM Financial Ltd.	1,951,500
24,943	Kaynes Technology India Ltd.*	1,732,377
157,513	Kotak Mahindra Bank Ltd.	3,502,613
43,704	KPIT Technologies Ltd.	589,788
53,732	Larsen & Toubro Ltd.	2,196,581
111,802	LIC Housing Finance Ltd.	703,388
22,552	Mahindra & Mahindra Ltd.	818,339
46,854	Maruti Suzuki India Ltd.	7,849,001
170,117	Max Healthcare Institute Ltd.	2,232,549
725,085	National Aluminium Co., Ltd.	1,530,744

See Notes to Financial Statements.
97

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India – (continued)
165,025	Nippon Life India Asset Management Ltd.(a)	$1,470,702
209,117	NTPC Green Energy Ltd.*	244,211
747,905	NTPC Ltd.	2,778,863
10,415	Nuvama Wealth Management Ltd.	753,841
478,722	Power Finance Corp., Ltd.	2,062,894
437,170	Power Grid Corp. of India Ltd.	1,364,863
140,459	PTC India Ltd.	278,425
679,265	Redington Ltd.	1,854,477
207,510	Reliance Industries Ltd.	3,194,197
81,843	SBI Life Insurance Co., Ltd.(a)	1,676,292
21,353	SRF Ltd.	690,797
46,228	Suyog Telematics Ltd.	418,591
506,844	Swiggy Ltd.*	2,355,059
45,818	Tata Communications Ltd.	805,132
40,985	Tata Consumer Products Ltd.	493,812
183,886	Titan Co., Ltd.	7,552,170
27,833	Trent Ltd.	1,670,382
119,080	Varun Beverages Ltd.	657,925
	Total India	106,007,759
Indonesia – 0.7%
15,795,700	Aneka Tambang Tbk	2,932,169
16,384,200	Bank Central Asia Tbk PT	8,019,644
409,600	Indo Tambangraya Megah Tbk PT	549,344
9,795,000	Telkom Indonesia Persero Tbk PT	1,852,383
	Total Indonesia	13,353,540
Ireland – 1.4%
982,686	AIB Group PLC	8,013,277
368,484	Bank of Ireland Group PLC	5,452,037
1,552	DCC PLC	98,730
139,072	Experian PLC	7,206,341
2,533	Glanbia PLC	42,167
9,081	James Hardie Industries PLC, CDI*	184,513
2,732	Kerry Group PLC, Class A Shares	250,038
19,980	Kingspan Group PLC	1,541,400
10,311	PDD Holdings Inc., ADR*	1,239,588
31,590	Ryanair Holdings PLC, ADR	2,005,017
3,142	Smurfit WestRock PLC	148,216
5,403	Smurfit WestRock PLC	255,886
	Total Ireland	26,437,210
Israel – 0.4%
1,281	Airport City Ltd.*	23,305
4,825	Amot Investments Ltd.	34,569
524	Azrieli Group Ltd.	50,349

See Notes to Financial Statements.
98

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Israel – (continued)
22,397	Bank Hapoalim BM	$438,430
24,617	Bank Leumi Le-Israel BM	473,740
288,626	Bezeq The Israeli Telecommunication Corp., Ltd.	531,067
242	Big Shopping Centers Ltd.	47,711
369	Camtek Ltd.*	32,544
133	Delek Group Ltd.	29,503
439	Elbit Systems Ltd.	212,538
6,484	Energix-Renewable Energies Ltd.	25,075
2,487	Enlight Renewable Energy Ltd.*	70,513
57	Fattal Holdings 1998 Ltd.*	9,284
1,031	First International Bank Of Israel Ltd.	73,197
1,772	Harel Insurance Investments & Financial Services Ltd.	59,127
12,202	ICL Group Ltd.	79,363
77	Israel Corp., Ltd.	24,924
19,710	Israel Discount Bank Ltd., Class A Shares	195,481
451	Melisron Ltd.	52,965
341	Menora Mivtachim Holdings Ltd.	33,141
10,478	Mivne Real Estate KD Ltd.	38,535
2,591	Mizrahi Tefahot Bank Ltd.	169,676
1,104	Nice Ltd.*	156,145
4,776	Nice Ltd., ADR*	675,088
475	Nova Ltd.*	127,746
3,413	Phoenix Financial Ltd.	121,361
3,042	Shapir Engineering & Industry Ltd.	24,059
2,749	Shufersal Ltd.	34,128
160	Strauss Group Ltd.	4,205
18,816	Teva Pharmaceutical Industries Ltd.*	345,628
2,008	Tower Semiconductor Ltd.*	121,621
186,764	ZIM Integrated Shipping Services Ltd.(c)	2,541,858
	Total Israel	6,856,876
Italy – 3.1%
27,166	A2A SpA	68,271
1,931	Amplifon SpA	35,189
275,084	Azimut Holding SpA	9,890,329
68,881	Banca Mediolanum SpA	1,395,766
287,705	Banca Monte dei Paschi di Siena SpA	2,648,313
23,793	Banco BPM SpA	327,159
198,361	BPER Banca SpA	2,066,341
605	Brunello Cucinelli SpA	70,060
1,488	Buzzi SpA	75,704
8,315	Davide Campari-Milano NV	62,518
14,050	DiaSorin SpA	1,417,791
861,943	Enel SpA	7,949,748

See Notes to Financial Statements.
99

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Italy – (continued)
33,765	Eni SpA	$603,036
8,090	Ferrari NV	3,857,795
9,870	FinecoBank Banca Fineco SpA	217,028
56,282	Generali	2,200,118
101,789	Hera SpA	437,454
6,069	Infrastrutture Wireless Italiane SpA(a)	73,549
1,183	Interpump Group SpA	56,318
259,913	Intesa Sanpaolo SpA	1,639,734
9,559	Italgas SpA	85,950
6,649	Leonardo SpA	378,955
9,544	Mediobanca Banca di Credito Finanziario SpA	231,811
3,697	Moncler SpA	214,736
9,473	Nexi SpA(a)	60,207
6,281	Pirelli & C SpA(a)	43,063
7,256	Poste Italiane SpA(a)	170,040
9,000	PRADA SpA	52,735
4,785	Prysmian SpA	418,803
1,570	Recordati Industria Chimica e Farmaceutica SpA	96,963
408	Reply SpA	58,801
2,065,793	Saipem SpA	5,807,725
1,608,159	Snam SpA	9,790,071
241,806	Telecom Italia SpA*	120,559
23,083	Terna – Rete Elettrica Nazionale	232,119
61,267	UniCredit SpA	4,741,807
145,442	Unipol Assicurazioni SpA	3,042,663
	Total Italy	60,639,229
Japan – 13.8%
1,200	ABC-Mart Inc.	23,884
8,500	Acom Co., Ltd.	26,575
26	Activia Properties Inc.	23,951
27,600	Adastria Co., Ltd.	564,031
38	Advance Residence Investment Corp.	42,146
12,100	Advantest Corp.	940,115
40,620	Aeon Co., Ltd.	493,833
2,300	AEON Financial Service Co., Ltd.	23,266
22	AEON REIT Investment Corp.	19,686
3,200	AGC Inc.	100,742
800	Aica Kogyo Co., Ltd.	20,566
3,700	Air Water Inc.	64,415
8,000	Aisin Corp.	131,546
91,400	Ajinomoto Co., Inc.	2,470,979
76,600	Alfresa Holdings Corp.	1,152,131
87,500	Alps Alpine Co., Ltd.	1,067,622

See Notes to Financial Statements.
100

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
4,500	ALSOK Co., Ltd.	$34,485
5,500	Amada Co., Ltd.	69,917
1,100	Amano Corp.	31,626
2,400	ANA Holdings Inc.	48,482
2,100	Aozora Bank Ltd.	32,695
1,000	As One Corp.	17,191
23,746	Asahi Group Holdings Ltd.	299,863
2,900	Asahi Intecc Co., Ltd.	49,520
18,600	Asahi Kasei Corp.	151,719
10,800	Asics Corp.	292,733
29,300	Astellas Pharma Inc.	324,158
8,000	Azbil Corp.	80,174
9,200	Bandai Namco Holdings Inc.	316,223
2,100	BayCurrent Inc.	119,545
1,000	Bic Camera Inc.	10,729
14,300	BIPROGY Inc.	618,661
9,400	Bridgestone Corp.	424,875
53,400	Brother Industries Ltd.	899,686
68,400	Calbee Inc.	1,244,755
14,500	Canon Inc.	423,953
800	Canon Marketing Japan Inc.	30,854
5,600	Capcom Co., Ltd.	152,334
3,300	Casio Computer Co., Ltd.	27,006
14,100	Central Japan Railway Co.	375,927
284,900	Chiba Bank Ltd.	2,911,977
11,800	Chubu Electric Power Co., Inc.	163,285
71,800	Chugai Pharmaceutical Co., Ltd.	3,178,094
2,900	Chugin Financial Group Inc.	41,260
138,800	Chugoku Electric Power Co., Inc.	836,337
2,000	Coca-Cola Bottlers Japan Holdings Inc.	35,112
22,600	COMSYS Holdings Corp.	567,327
16,400	Concordia Financial Group Ltd.	125,426
900	Cosmo Energy Holdings Co., Ltd.	43,252
600	Cosmos Pharmaceutical Corp.	36,445
101,800	Credit Saison Co., Ltd.	2,603,559
6,200	CyberAgent Inc.	75,500
6,300	Dai Nippon Printing Co., Ltd.	105,215
4,800	Daicel Corp.	44,052
1,900	Daido Steel Co., Ltd.	16,404
6,000	Daifuku Co., Ltd.	190,231
58,700	Dai-ichi Life Holdings Inc.	481,691
30,500	Daiichi Sankyo Co., Ltd.	727,910
14,300	Daikin Industries Ltd.	1,801,264

See Notes to Financial Statements.
101

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
1,000	Daito Trust Construction Co., Ltd.	$106,792
9,600	Daiwa House Industry Co., Ltd.	341,334
70	Daiwa House REIT Investment Corp., Class A Shares	60,451
10	Daiwa Office Investment Corp., Class A Shares	24,883
23,500	Daiwa Securities Group Inc.	182,250
38	Daiwa Securities Living Investments Corp., Class A Shares	27,824
1,500	Denka Co., Ltd.	22,685
30,600	Denso Corp.	437,303
3,600	Dentsu Group Inc.	72,321
500	Dentsu Soken Inc.	22,486
2,100	Dexerials Corp.	28,267
1,200	DIC Corp.	27,799
7,500	Disco Corp.	2,082,612
2,200	DMG Mori Co., Ltd.	45,335
800	Dowa Holdings Co., Ltd.	28,136
16,900	East Japan Railway Co.	415,788
6,900	Ebara Corp.	141,942
4,700	Eisai Co., Ltd.	143,904
32,300	Electric Power Development Co., Ltd.	617,107
42,900	ENEOS Holdings Inc.	256,572
3,300	EXEO Group Inc.	48,800
35,500	Ezaki Glico Co., Ltd.	1,185,028
15,700	FANUC Corp.	436,480
2,900	Fast Retailing Co., Ltd.	904,127
1,900	Food & Life Cos., Ltd.	109,978
1,200	FP Corp.	21,414
40	Frontier Real Estate Investment Corp.	23,807
2,100	Fuji Electric Co., Ltd.	134,023
900	Fuji Media Holdings Inc.	20,307
400	Fuji Oil Co., Ltd.	9,937
19,600	FUJIFILM Holdings Corp.	463,884
4,600	Fujikura Ltd.	389,293
1,200	Fujitec Co., Ltd.	45,961
28,500	Fujitsu Ltd.	692,050
2,700	Fukuoka Financial Group Inc.	80,770
1,200	Furukawa Electric Co., Ltd.	74,771
1,200	Fuyo General Lease Co., Ltd.	35,572
839	GLP J-Reit	784,411
1,200	GMO internet group Inc.	32,231
600	GMO Payment Gateway Inc.	34,430
500	Goldwin Inc.	24,486
1,400	GS Yuasa Corp.	31,420
3,900	Gunma Bank Ltd.	40,724

See Notes to Financial Statements.
102

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
6,600	Hachijuni Bank Ltd.	$64,071
5,100	Hakuhodo DY Holdings Inc.	40,781
5,400	Hamamatsu Photonics KK	56,210
4,000	Hankyu Hanshin Holdings Inc.	118,716
21,300	Hanwa Co., Ltd.	915,855
900	Harmonic Drive Systems Inc.	15,416
4,500	Haseko Corp.	74,538
1,400	Heiwa Corp.	20,748
3,800	Hikari Tsushin Inc.	1,017,521
5,700	Hino Motors Ltd.*	14,800
4,100	Hirogin Holdings Inc.	39,002
14,510	Hirose Electric Co., Ltd.	1,870,909
900	Hisamitsu Pharmaceutical Co., Inc.	25,674
1,300	Hitachi Construction Machinery Co., Ltd.	40,056
115,900	Hitachi Ltd.	3,122,807
68,828	Honda Motor Co., Ltd.	757,894
500	Horiba Ltd.	37,129
1,900	Hoshizaki Corp.	73,155
1,700	House Foods Group Inc.	32,762
5,600	Hoya Corp.	723,939
7,600	Hulic Co., Ltd.	81,692
2,100	Ibiden Co., Ltd.	100,810
14,200	Idemitsu Kosan Co., Ltd.	94,104
2,100	IHI Corp.	217,907
2,600	Iida Group Holdings Co., Ltd.	40,771
48	Industrial & Infrastructure Fund Investment Corp., Class A Shares	42,334
2,100	INFRONEER Holdings Inc.	20,908
13,000	Inpex Corp.	221,758
1,400	Internet Initiative Japan Inc.	26,457
139	Invincible Investment Corp.	63,165
5,200	Isetan Mitsukoshi Holdings Ltd.	87,375
8,800	Isuzu Motors Ltd.	115,337
600	Ito En Ltd.	13,769
19,400	ITOCHU Corp.	1,099,432
200	Itoham Yonekyu Holdings Inc.	7,688
3,200	Iwatani Corp.	35,121
3,000	Iyogin Holdings Inc.	41,414
900	Izumi Co., Ltd.	19,861
3,600	J Front Retailing Co., Ltd.	55,916
2,900	Japan Airlines Co., Ltd.	61,847
1,100	Japan Airport Terminal Co., Ltd.	37,524
16,700	Japan Exchange Group Inc.	175,354
100	Japan Hotel REIT Investment Corp., Class A Shares	58,827

See Notes to Financial Statements.
103

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
36	Japan Logistics Fund Inc.	$24,009
99	Japan Metropolitan Fund Invest	75,383
29,600	Japan Post Bank Co., Ltd.	371,944
28,600	Japan Post Holdings Co., Ltd.	291,471
3,000	Japan Post Insurance Co., Ltd.	84,392
52	Japan Prime Realty Investment Corp.	36,587
116	Japan Real Estate Investment Corp.	100,940
1,100	Japan Steel Works Ltd.	67,272
18,200	Japan Tobacco Inc.	580,471
600	Jeol Ltd.	18,864
10,100	JFE Holdings Inc.	125,105
1,500	JGC Holdings Corp.	14,367
500	JMDC Inc.	14,070
4,700	JTEKT Corp.	45,783
200	Justsystems Corp.	6,253
1,500	Kadokawa Corp.	34,528
19,200	Kaga Electronics Co., Ltd.	445,766
1,500	Kagome Co., Ltd.	29,370
7,100	Kajima Corp.	212,749
1,800	Kakaku.com Inc.	33,724
1,300	Kamigumi Co., Ltd.	38,989
2,100	Kandenko Co., Ltd.	56,875
700	Kaneka Corp.	20,558
16,300	Kansai Electric Power Co., Inc.	229,674
2,500	Kansai Paint Co., Ltd.	42,095
7,500	Kao Corp.	340,056
2,400	Kawasaki Heavy Industries Ltd.	146,871
5,900	Kawasaki Kisen Kaisha Ltd.	90,200
47,600	KDDI Corp.	824,753
68	KDX Realty Investment Corp., Class A Shares	78,298
1,100	Keihan Holdings Co., Ltd.	24,070
4,500	Keikyu Corp.	47,446
2,000	Keio Corp.	50,466
6,900	Keisei Electric Railway Co., Ltd.	63,829
1,600	Kewpie Corp.	45,055
10,500	Keyence Corp.	4,008,767
12,000	Kikkoman Corp.	103,224
1,900	Kinden Corp.	68,055
3,200	Kintetsu Group Holdings Co., Ltd.	64,389
1,400	Kioxia Holdings Corp.*	24,109
12,500	Kirin Holdings Co., Ltd.	181,550
800	Kobayashi Pharmaceutical Co., Ltd.	28,978
2,200	Kobe Bussan Co., Ltd.	62,404

See Notes to Financial Statements.
104

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
83,100	Kobe Steel Ltd.	$1,025,061
2,200	Koei Tecmo Holdings Co., Ltd.	28,915
3,800	Koito Manufacturing Co., Ltd.	54,055
2,000	Kokusai Electric Corp.	38,326
7,200	Kokuyo Co., Ltd.	44,765
200,929	Komatsu Ltd.	6,774,183
1,600	Konami Group Corp.	243,730
6,600	Konica Minolta Inc.*	22,330
6,400	Kose Corp.	248,233
1,300	Kotobuki Spirits Co., Ltd.	16,014
2,200	K’s Holdings Corp.	22,456
15,900	Kubota Corp.	186,109
3,700	Kuraray Co., Ltd.	44,323
1,900	Kurita Water Industries Ltd.	64,747
1,200	Kusuri no Aoki Holdings Co., Ltd.	31,971
21,900	Kyocera Corp.	293,886
3,800	Kyoto Financial Group Inc.	74,985
4,300	Kyowa Kirin Co., Ltd.	74,547
600	Kyudenko Corp.	28,961
291,500	Kyushu Electric Power Co., Inc.	3,082,617
7,600	Kyushu Financial Group Inc.	44,554
75,300	Kyushu Railway Co.	2,083,543
23	LaSalle Logiport REIT	22,319
1,300	Lasertec Corp.	135,782
28,700	Lion Corp.	306,995
3,900	Lixil Corp.	50,719
43,500	LY Corp.	138,765
163,400	M3 Inc.	2,425,536
1,200	Mabuchi Motor Co., Ltd.	20,514
2,700	Macnica Holdings Inc.	36,776
250,779	Makita Corp.	8,429,432
24,300	Marubeni Corp.	552,370
2,200	Marui Group Co., Ltd.	47,462
700	Maruichi Steel Tube Ltd.	18,116
100	Maruwa Co., Ltd.	27,073
3,800	Matsui Securities Co., Ltd.	20,084
6,200	MatsukiyoCocokara & Co.	128,448
10,100	Mazda Motor Corp.	66,838
1,500	McDonald’s Holdings Co. Japan Ltd.	66,848
119,600	Mebuki Financial Group Inc.	741,966
49,000	Medipal Holdings Corp.	865,919
3,800	MEIJI Holdings Co., Ltd.	79,117
2,200	Mercari Inc.*	37,406

See Notes to Financial Statements.
105

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
432,804	MINEBEA MITSUMI Inc.	$7,355,947
429,630	MISUMI Group Inc.	6,514,674
19,200	Mitsubishi Chemical Group Corp.	109,417
53,500	Mitsubishi Corp.	1,210,705
269,468	Mitsubishi Electric Corp.	6,492,331
18,400	Mitsubishi Estate Co., Ltd.	395,046
2,800	Mitsubishi Gas Chemical Co., Inc.	51,065
14,500	Mitsubishi HC Capital Inc.	119,354
53,000	Mitsubishi Heavy Industries Ltd.	1,332,365
5,100	Mitsubishi Logistics Corp.	42,149
2,500	Mitsubishi Materials Corp.	43,351
13,200	Mitsubishi Motors Corp.	35,714
183,700	Mitsubishi UFJ Financial Group Inc.	2,776,723
41,800	Mitsui & Co., Ltd.	962,989
3,000	Mitsui Chemicals Inc.	74,154
43,100	Mitsui Fudosan Co., Ltd.	461,539
44	Mitsui Fudosan Logistics Park Inc.	32,815
900	Mitsui Mining & Smelting Co., Ltd.	63,411
5,000	Mitsui OSK Lines Ltd.	160,177
800	Miura Co., Ltd.	15,336
44,800	MIXI Inc.	996,661
40,400	Mizuho Financial Group Inc.	1,321,828
500	Money Forward Inc.*	21,933
4,000	MonotaRO Co., Ltd.	69,332
28	Mori Hills REIT Investment Corp., Class A Shares	27,110
1,400	Morinaga & Co., Ltd.	25,434
1,100	Morinaga Milk Industry Co., Ltd.	24,700
20,500	MS&AD Insurance Group Holdings Inc.	476,852
468,950	Murata Manufacturing Co., Ltd.	7,627,730
306,253	Nabtesco Corp.	6,450,815
1,600	Nagase & Co., Ltd.	34,240
3,500	Nagoya Railroad Co., Ltd.	39,965
1,800	Nankai Electric Railway Co., Ltd.	32,229
20,400	NEC Corp.	627,205
6,400	Nexon Co., Ltd.	145,382
79,000	Nextage Co., Ltd.	1,158,824
3,700	NGK Insulators Ltd.	58,494
1,400	NH Foods Ltd.	52,919
2,700	NHK Spring Co., Ltd.	33,685
700	Nichias Corp.	26,982
2,700	Nichirei Corp.	31,141
15,400	NIDEC Corp.	330,720
1,800	Nifco Inc.	51,602

See Notes to Financial Statements.
106

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
2,800	Nihon Kohden Corp.	$31,047
4,300	Nihon M&A Center Holdings Inc.	22,003
4,400	Nikon Corp.	49,340
16,600	Nintendo Co., Ltd.	1,483,615
27	Nippon Accommodations Fund Inc., Class A Shares	22,687
120	Nippon Building Fund Inc.	116,077
19,000	Nippon Electric Glass Co., Ltd.	579,656
225,670	NIPPON EXPRESS HOLDINGS Inc.	4,950,298
2,400	Nippon Kayaku Co., Ltd.	23,276
16,800	Nippon Paint Holdings Co., Ltd.	122,410
123	Nippon Prologis REIT Inc.	71,557
56,700	Nippon Sanso Holdings Corp.	2,062,446
20,900	Nippon Shinyaku Co., Ltd.	440,566
2,400	Nippon Shokubai Co., Ltd.	30,301
16,200	Nippon Steel Corp.	343,124
300	Nippon Television Holdings Inc.	7,865
6,700	Nippon Yusen KK	241,311
2,600	Nipro Corp.	26,589
2,200	Nissan Chemical Corp.	77,628
30,600	Nissan Motor Co., Ltd.*	67,904
4,300	Nisshin Seifun Group Inc.	52,342
3,200	Nissin Foods Holdings Co., Ltd.	60,346
2,500	Niterra Co., Ltd.	88,849
1,400	Nitori Holdings Co., Ltd.	129,252
109,100	Nitto Denko Corp.	2,451,625
3,200	NOF Corp.	59,486
1,500	NOK Corp.	26,014
48,500	Nomura Holdings Inc.	344,258
81,300	Nomura Real Estate Holdings Inc.	502,926
76	Nomura Real Estate Master Fund Inc.	83,263
56,000	Nomura Research Institute Ltd.	2,212,069
1,200	NS Solutions Corp.	28,603
23,600	NS United Kaiun Kaisha Ltd.	796,405
8,720	NSK Ltd.	45,602
457,300	NTT Inc.	481,901
10,500	Obayashi Corp.	171,172
300	OBIC Business Consultants Co., Ltd.	17,357
5,300	Obic Co., Ltd.	187,283
4,800	Odakyu Electric Railway Co., Ltd.	54,894
11,800	Oji Holdings Corp.	65,130
1,000	OKUMA Corp.	23,515
773,685	Olympus Corp.	8,996,645
278,645	Omron Corp.	7,085,097

See Notes to Financial Statements.
107

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
5,800	Ono Pharmaceutical Co., Ltd.	$65,486
1,300	Open House Group Co., Ltd.	66,866
500	Oracle Corp. Japan	51,965
300	Organo Corp.	22,864
17,100	Oriental Land Co., Ltd.	408,960
18,100	ORIX Corp.	469,430
80	Orix JREIT Inc.	53,350
5,700	Osaka Gas Co., Ltd.	162,693
3,500	Otsuka Corp.	72,224
7,100	Otsuka Holdings Co., Ltd.	372,075
700	PALTAC Corp.	21,573
6,200	Pan Pacific International Holdings Corp.	224,019
36,700	Panasonic Holdings Corp.	372,075
1,700	Park24 Co., Ltd.	23,277
2,000	PeptiDream Inc.*	20,405
3,412,209	Persol Holdings Co., Ltd.	6,381,912
1,700	Pola Orbis Holdings Inc.	14,872
1,600	Rakus Co., Ltd.	28,625
18,100	Rakuten Bank Ltd.*	1,010,127
24,100	Rakuten Group Inc.*	148,661
56,400	Recruit Holdings Co., Ltd.	3,214,591
1,700	Relo Group Inc.	20,176
385,100	Renesas Electronics Corp.	4,521,752
4,100	Rengo Co., Ltd.	25,546
833,400	Resona Holdings Inc.	8,304,236
3,200	Resonac Holdings Corp.	83,145
2,400	Resorttrust Inc.	30,739
9,000	Ricoh Co., Ltd.	79,585
1,600	Rinnai Corp.	39,583
4,900	Rohm Co., Ltd.	71,699
142,500	Rohto Pharmaceutical Co., Ltd.	2,429,912
2,200	Rorze Corp.	27,037
7,800	Ryohin Keikaku Co., Ltd.	169,364
149,700	Sankyo Co., Ltd.	3,025,229
600	Sankyu Inc.	33,274
2,900	Sanrio Co., Ltd.	149,622
72,600	Santen Pharmaceutical Co., Ltd.	772,589
2,900	Sanwa Holdings Corp.	94,161
1,100	Sapporo Holdings Ltd.	56,315
2,100	Sawai Group Holdings Co., Ltd.	26,678
4,700	SBI Holdings Inc.	220,186
1,500	SCREEN Holdings Co., Ltd.	113,836
2,800	SCSK Corp.	89,566

See Notes to Financial Statements.
108

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
6,600	Secom Co., Ltd.	$244,394
2,500	Sega Sammy Holdings Inc.	52,208
3,100	Seibu Holdings Inc.	112,646
4,500	Seiko Epson Corp.	57,124
2,300	Seino Holdings Co., Ltd.	35,874
6,200	Sekisui Chemical Co., Ltd.	117,459
8,800	Sekisui House Ltd.	199,135
51	Sekisui House REIT Inc.	28,049
215,700	Seven & i Holdings Co., Ltd.	2,785,803
9,900	Seven Bank Ltd.	19,539
7,400	SG Holdings Co., Ltd.	79,925
3,200	Sharp Corp.*	19,396
3,000	SHIFT Inc.*	31,204
3,200	Shikoku Electric Power Co., Inc.	30,008
107,000	Shimadzu Corp.	2,617,622
800	Shimamura Co., Ltd.	59,203
1,300	Shimano Inc.	144,725
7,700	Shimizu Corp.	103,372
133,000	Shin-Etsu Chemical Co., Ltd.	4,120,806
12,500	Shionogi & Co., Ltd.	217,254
47,200	Ship Healthcare Holdings Inc.	714,049
6,200	Shiseido Co., Ltd.	101,599
6,600	Shizuoka Financial Group Inc.	88,202
400	SHO-BOND Holdings Co., Ltd.	13,842
3,800	Skylark Holdings Co., Ltd.	76,256
900	SMC Corp.	276,895
2,400	Socionext Inc.	45,580
473,400	SoftBank Corp.	731,002
16,200	SoftBank Group Corp.	1,754,357
3,700	Sojitz Corp.	97,639
14,800	Sompo Holdings Inc.	478,547
258,000	Sony Group Corp.	7,120,653
1,100	Sotetsu Holdings Inc.	19,403
1,500	Square Enix Holdings Co., Ltd.	103,234
1,900	Stanley Electric Co., Ltd.	38,457
9,200	Subaru Corp.	179,460
25,700	Sugi Holdings Co., Ltd.	649,270
4,500	SUMCO Corp.	37,465
1,200	Sumitomo Bakelite Co., Ltd.	40,065
26,600	Sumitomo Chemical Co., Ltd.	79,996
16,800	Sumitomo Corp.	468,565
12,200	Sumitomo Electric Industries Ltd.	343,955
7,500	Sumitomo Forestry Co., Ltd.	85,742

See Notes to Financial Statements.
109

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
1,100	Sumitomo Heavy Industries Ltd.	$24,307
4,500	Sumitomo Metal Mining Co., Ltd.	123,377
61,100	Sumitomo Mitsui Financial Group Inc.	1,654,548
10,700	Sumitomo Mitsui Trust Group Inc.	305,914
5,300	Sumitomo Realty & Development Co., Ltd.	218,521
3,800	Sumitomo Rubber Industries Ltd.	44,491
1,400	Sundrug Co., Ltd.	44,111
2,300	Suntory Beverage & Food Ltd.	71,228
33,600	Suzuken Co., Ltd.	1,332,325
28,900	Suzuki Motor Corp.	381,495
7,300	Sysmex Corp.	92,440
7,900	T&D Holdings Inc.	204,335
25,000	Taiheiyo Cement Corp.	678,116
42,200	Taisei Corp.	2,857,854
2,000	Taiyo Yuden Co., Ltd.	40,200
2,900	Takara Holdings Inc.	33,381
1,000	Takasago Thermal Engineering Co., Ltd.	60,663
5,600	Takashimaya Co., Ltd.	49,409
25,900	Takeda Pharmaceutical Co., Ltd.	779,966
800	TBS Holdings Inc.	29,241
31,100	TDK Corp.	400,269
2,100	TechnoPro Holdings Inc.	68,814
2,500	Teijin Ltd.	21,442
24,100	Terumo Corp.	437,818
1,500	THK Co., Ltd.	40,391
3,500	TIS Inc.	116,543
3,400	Tobu Railway Co., Ltd.	61,886
4,100	Toda Corp.	29,063
1,000	Toei Animation Co., Ltd.	21,304
1,700	Toho Co., Ltd.	107,941
1,600	Toho Gas Co., Ltd.	48,536
161,700	Tohoku Electric Power Co., Inc.	1,250,658
3,700	Tokai Carbon Co., Ltd.	25,593
30,400	Tokio Marine Holdings Inc.	1,308,351
2,000	Tokyo Century Corp.	25,208
20,500	Tokyo Electric Power Co. Holdings Inc.*	104,341
7,300	Tokyo Electron Ltd.	996,608
5,800	Tokyo Gas Co., Ltd.	222,212
4,000	Tokyo Metro Co., Ltd.	46,570
1,600	Tokyo Ohka Kogyo Co., Ltd.	50,834
500	Tokyo Seimitsu Co., Ltd.	27,949
36,300	Tokyo Tatemono Co., Ltd.	683,968
8,300	Tokyu Corp.	104,870

See Notes to Financial Statements.
110

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
191,400	Tokyu Fudosan Holdings Corp.	$1,548,105
1,300	Tomy Co., Ltd.	29,714
3,900	TOPPAN Holdings Inc.	100,520
23,600	Toray Industries Inc.	157,930
900	Toridoll Holdings Corp.	30,298
4,906	Tosoh Corp.	77,871
297,752	TOTO Ltd.	7,686,980
1,700	Toyo Seikan Group Holdings Ltd.	41,287
62,700	Toyo Suisan Kaisha Ltd.	4,307,652
1,500	Toyo Tire Corp.	38,120
700	Toyoda Gosei Co., Ltd.	16,968
44,000	Toyota Boshoku Corp.	717,420
2,800	Toyota Industries Corp.	310,913
175,700	Toyota Motor Corp.	3,427,190
11,800	Toyota Tsusho Corp.	314,404
21,800	Transcosmos Inc.	533,296
2,200	Trend Micro Inc.	116,619
1,800	TS Tech Co., Ltd.	22,614
1,100	Tsumura & Co.	26,456
3,000	Tsuruha Holdings Inc.	46,391
1,700	UBE Corp.	26,986
1,000	Ulvac Inc.	40,398
19,800	Unicharm Corp.	132,470
43	United Urban Investment Corp.	51,847
1,500	Ushio Inc.	21,730
6,900	USS Co., Ltd.	83,651
47,000	Valor Holdings Co., Ltd.	900,053
2,011	Welcia Holdings Co., Ltd.	35,435
7,800	West Japan Railway Co.	174,832
300	Workman Co., Ltd.	10,842
3,900	Yakult Honsha Co., Ltd.	63,734
247,400	Yamada Holdings Co., Ltd.	782,047
3,200	Yamaguchi Financial Group Inc.	38,619
4,500	Yamaha Corp.	29,378
15,500	Yamaha Motor Co., Ltd.	112,206
4,600	Yamato Holdings Co., Ltd.	77,779
500	Yamato Kogyo Co., Ltd.	32,971
2,200	Yamazaki Baking Co., Ltd.	51,208
400	Yaoko Co., Ltd.	24,931
4,400	Yaskawa Electric Corp.	86,542
4,200	Yokogawa Electric Corp.	122,652
2,100	Yokohama Rubber Co., Ltd.	76,907
2,000	Zenkoku Hosho Co., Ltd.	45,983

See Notes to Financial Statements.
111

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
1,600	Zensho Holdings Co., Ltd.	$100,792
48,000	Zeon Corp.	553,877
7,500	ZOZO Inc.	69,724
	Total Japan	267,103,015
Luxembourg – 0.4%
66,230	ArcelorMittal SA	2,210,093
113,758	Aroundtown SA*	451,086
113,127	CVC Capital Partners PLC(a)	2,279,488
1,741	Eurofins Scientific SE	132,097
11,352	Globant SA*	763,536
434	RTL Group SA	17,905
97,296	Tenaris SA	1,763,707
	Total Luxembourg	7,617,912
Macau – 0.0%
15,600	MGM China Holdings Ltd.	31,891
42,000	Sands China Ltd.	109,264
20,800	Wynn Macau Ltd.	19,110
	Total Macau	160,265
Mexico – 0.6%
3,190	Fresnillo PLC	77,081
749,000	Grupo Financiero Banorte SAB de CV, Class O Shares	6,820,981
623,476	Grupo Mexico SAB de CV, Class B Shares	4,088,822
	Total Mexico	10,986,884
Netherlands – 3.5%
1,518	Aalberts NV	53,087
282,484	ABN AMRO Bank NV(a)	8,135,194
1,493	Adyen NV*(a)	2,502,024
20,709	Aegon Ltd.	162,771
125,763	Akzo Nobel NV	8,664,685
1,009	Argenx SE*	717,632
3,751	Argenx SE, ADR*	2,671,462
4,319	ASM International NV	2,072,785
17,140	ASML Holding NV	12,732,947
2,425	ASR Nederland NV	168,122
1,146	BE Semiconductor Industries NV	154,208
1,671	CTP NV(a)	35,882
31,771	Euronext NV(a)	5,242,904
1,629	EXOR NV	163,015
7,939	Ferrovial SE	433,864
2,030	Heineken Holding NV	143,882
4,555	Heineken NV	368,007
901	IMCD NV	101,057
50,522	ING Groep NV	1,202,659

See Notes to Financial Statements.
112

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Netherlands – (continued)
2,461	JDE Peet’s NV	$89,909
14,953	Koninklijke Ahold Delhaize NV	599,275
62,859	Koninklijke KPN NV	300,216
13,500	Koninklijke Philips NV	372,716
1,018	Koninklijke Vopak NV	49,210
4,299	NN Group NV	295,725
126,413	Prosus NV*	7,795,603
55,634	QIAGEN NV	2,587,196
127,882	Randstad NV	6,047,692
35,046	Stellantis NV	336,664
15,600	Universal Music Group NV	441,028
20,556	Wolters Kluwer NV	2,588,755
	Total Netherlands	67,230,176
New Zealand – 0.1%
11,489	a2 Milk Co., Ltd.	72,367
39,575	Air New Zealand Ltd.	13,768
29,106	Auckland International Airport Ltd.	129,408
13,445	Contact Energy Ltd.	71,698
9,229	Fisher & Paykel Healthcare Corp., Ltd	198,467
18,829	Fletcher Building Ltd.*	34,994
14,748	Infratil Ltd.	98,681
1,194	Mainfreight Ltd.	41,717
10,030	Mercury NZ Ltd.	38,821
18,189	Meridian Energy Ltd.	61,266
12,378	Ryman Healthcare Ltd.*	17,403
30,230	Spark New Zealand Ltd.	46,279
2,522	Xero Ltd.*	269,927
	Total New Zealand	1,094,796
Norway – 1.0%
343	Aker ASA, Class A Shares	25,006
397,683	Aker BP ASA	10,065,952
161,772	Aker Solutions ASA	501,281
13,718	DNB Bank ASA	361,320
218,960	Equinor ASA	5,399,030
2,802	Gjensidige Forsikring ASA	77,853
37,658	Hoegh Autoliners ASA	432,180
6,966	Kongsberg Gruppen ASA	207,875
6,943	Mowi ASA	142,655
378,343	MPC Container Ships ASA	675,737
20,114	Norsk Hydro ASA	130,386
254,351	Norwegian Air Shuttle ASA	430,522
10,714	Orkla ASA	119,713
984	Salmar ASA	50,386

See Notes to Financial Statements.
113

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Norway – (continued)
9,907	Telenor ASA	$165,181
14,878	Var Energi ASA	50,972
973	Vend Marketplaces ASA	37,853
1,739	Vend Marketplaces ASA, Class B Shares	63,483
2,828	Yara International ASA	102,855
	Total Norway	19,040,240
Peru – 0.2%
11,926	Credicorp Ltd.	3,067,367
Philippines – 0.2%
602,476	BDO Unibank Inc.	1,424,621
132,300	SM Investments Corp.	1,746,294
	Total Philippines	3,170,915
Poland – 0.2%
10,677	Allegro.eu SA*(a)	107,186
3,093	Bank Polska Kasa Opieki SA	155,229
86,835	Dino Polska SA*(a)	1,081,741
129,300	InPost SA*	1,875,489
2,435	KGHM Polska Miedz SA*	85,528
23	LPP SA	108,877
198	mBank SA*	47,714
10,038	ORLEN SA	214,137
14,016	Powszechna Kasa Oszczednosci Bank Polski SA	272,518
9,087	Powszechny Zaklad Ubezpieczen SA	151,014
564	Santander Bank Polska SA	78,179
	Total Poland	4,177,612
Portugal – 0.3%
143,297	Banco Comercial Portugues SA, Class R Shares	121,348
47,661	EDP SA	211,195
190,839	Galp Energia SGPS SA	3,710,067
67,023	Jeronimo Martins SGPS SA	1,657,401
137,405	NOS SGPS SA	627,979
	Total Portugal	6,327,990
Russia – 0.0%
4,413	Novatek PJSC, Class Registered Shares, GDR*@(b)(e)	88
1,187	Novatek PJSC, GDR*@(b)(e)	24
978,392	Sberbank of Russia PJSC*@(b)(e)	705
	Total Russia	817
Saudi Arabia – 0.1%
252,582	Saudi National Bank	2,341,059
Singapore – 0.8%
528,843	ASMPT Ltd.	4,751,867
4,100	BOC Aviation Ltd.(a)	36,593
54,000	CapitaLand Ascendas REIT	114,407

See Notes to Financial Statements.
114

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Singapore – (continued)
32,300	CapitaLand Ascott Trust	$22,270
98,690	CapitaLand Integrated Commercial Trust	175,382
34,200	CapitaLand Investment Ltd.	73,506
9,100	City Developments Ltd.	48,277
40,900	ComfortDelGro Corp., Ltd	46,222
33,310	DBS Group Holdings Ltd.	1,312,990
41,400	Frasers Logistics & Commercial Trust	29,341
93,700	Genting Singapore Ltd.	52,552
1,100	Jardine Cycle & Carriage Ltd.	24,247
59,151	JOYY Inc., ADR	3,197,703
33,231	Keppel DC REIT	61,139
21,100	Keppel Ltd.	143,963
48,400	Keppel REIT	36,763
23,500	Mapletree Industrial Trust	37,704
51,500	Mapletree Logistics Trust	48,929
655,100	Mapletree Pan Asia Commercial Trust	704,886
48,500	NETLINK NBN TRUST	35,156
3,500	Olam Group Ltd.	2,756
53,700	Oversea-Chinese Banking Corp., Ltd	700,287
14,400	SATS Ltd.	37,119
13,407	Sea Ltd., ADR*	2,500,942
35,865	Seatrium Ltd.	65,349
16,100	Sembcorp Industries Ltd.	76,122
23,000	Singapore Airlines Ltd.	117,816
13,100	Singapore Exchange Ltd.	169,222
24,300	Singapore Technologies Engineering Ltd.	145,226
118,300	Singapore Telecommunications Ltd.	397,509
37,700	Suntec Real Estate Investment Trust	38,780
20,667	United Overseas Bank Ltd.	566,214
8,900	UOL Group Ltd.	51,740
4,500	Venture Corp., Ltd	47,615
27,300	Wilmar International Ltd.	62,717
	Total Singapore	15,933,311
South Africa – 0.2%
6,036	Gold Fields Ltd.	200,099
18,643	Gold Fields Ltd., ADR	624,168
941,927	Growthpoint Properties Ltd.	771,841
3,067	Naspers Ltd., Class N Shares	1,009,972
346,716	Telkom SA SOC Ltd.	992,123
	Total South Africa	3,598,203
South Korea – 3.9%
669	Alteogen Inc.*	211,587
466	Amorepacific Corp.	40,343

See Notes to Financial Statements.
115

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
217	BGF retail Co., Ltd.	$18,311
6,404	Binggrae Co., Ltd.	325,575
2,556	BNK Financial Group Inc.	26,485
2,387	Celltrion Inc.	287,931
464	Celltrion Pharm Inc.*	17,236
1,556	Cheil Worldwide Inc.	22,182
192	CJ CheilJedang Corp.	31,632
184	CJ Corp.	21,140
199	CJ Logistics Corp.	11,938
462	CosmoAM&T Co., Ltd.*	14,178
951	Coway Co., Ltd.	70,760
736	DB Insurance Co., Ltd.	69,857
118	Dongsuh Cos., Inc.	2,314
928	Doosan Bobcat Inc.	35,639
30,958	Doosan Enerbility Co., Ltd.*	1,355,475
853	Ecopro BM Co., Ltd.*	74,254
1,815	Ecopro Co., Ltd.	65,956
211	Ecopro Materials Co., Ltd.*	7,640
380	E-MART Inc.	19,527
246	F&F Co., Ltd.	11,779
1,811	GS Engineering & Construction Corp.	24,314
22,071	GS Holdings Corp.	722,486
1,045	GS Retail Co., Ltd.	12,186
4,640	Hana Financial Group Inc.	274,202
505	Hanjin Kal Corp.	40,756
901	Hankook Tire & Technology Co., Ltd.	26,008
132	Hanmi Pharm Co., Ltd.	28,823
157	Hanmi Science Co., Ltd.	4,635
655	Hanmi Semiconductor Co., Ltd.	40,739
2,894	Hanon Systems*	7,436
528	Hanwha Aerospace Co., Ltd.	335,979
57,601	Hanwha Corp.	3,436,154
1,744	Hanwha Life Insurance Co., Ltd.*	3,929
1,518	Hanwha Ocean Co., Ltd.*	122,458
1,609	Hanwha Solutions Corp.	32,667
28,900	Hanwha Systems Co., Ltd.	1,060,047
774	Hanwha Vision Co., Ltd.*	29,679
701	HD Hyundai Co., Ltd.	68,984
353	HD Hyundai Electric Co., Ltd.	124,949
7,690	HD Hyundai Heavy Industries Co., Ltd.	2,876,289
213	HD Hyundai Marine Solution Co., Ltd.	32,649
375	HD HYUNDAI MIPO	55,179
17,236	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,037,495

See Notes to Financial Statements.
116

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
661	HL Mando Co., Ltd.	$16,944
1,750	HLB Inc.*	47,564
4,819	HMM Co., Ltd.	76,516
520	Hotel Shilla Co., Ltd.*	17,556
18,707	HPSP Co., Ltd.	357,064
325	HYBE Co., Ltd.*	67,133
9,711	Hyosung Corp.	605,575
192	Hyundai Autoever Corp.	24,241
9,115	Hyundai Department Store Co., Ltd.	487,435
1,268	Hyundai Engineering & Construction Co., Ltd.	56,606
10,645	Hyundai Glovis Co., Ltd.	1,411,921
966	Hyundai Marine & Fire Insurance Co., Ltd.*	19,368
949	Hyundai Mobis Co., Ltd.	217,191
3,293	Hyundai Motor Co.	482,190
1,743	Hyundai Steel Co.	40,217
41,493	iM Financial Group Co., Ltd.	409,087
3,442	Industrial Bank of Korea	47,080
24,857	ISC Co., Ltd.	1,038,498
4,959	Kakao Corp.	222,681
1,210	Kakao Games Corp.*	14,088
3,172	KakaoBank Corp.	56,156
554	Kakaopay Corp.*	23,835
1,709	Kangwon Land Inc.	22,202
6,003	KB Financial Group Inc.	466,975
1,690	KCC Corp.	483,328
190	KEPCO Plant Service & Engineering Co., Ltd.	6,877
4,131	Kia Corp.	313,595
20,482	Korea Aerospace Industries Ltd.	1,404,464
3,960	Korea Electric Power Corp.	104,063
280	Korea Gas Corp.	7,960
631	Korea Investment Holdings Co., Ltd.	60,887
81	Korea Zinc Co., Ltd.	47,839
2,382	Korean Air Lines Co., Ltd.	40,680
56,658	Korean Reinsurance Co.	441,845
480	Krafton Inc.*	113,130
1,607	KT&G Corp.	155,889
176	Kumho Petrochemical Co., Ltd.	13,865
539	L&F Co., Ltd.*	25,547
831	LG Chem Ltd.	155,737
1,418	LG Corp.	75,939
5,562	LG Display Co., Ltd.*	47,925
1,982	LG Electronics Inc.	105,338
682	LG Energy Solution Ltd.*	172,655

See Notes to Financial Statements.
117

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
212	LG H&H Co., Ltd.	$45,065
180	LG Innotek Co., Ltd.	21,822
3,143	LG Uplus Corp.	33,600
460	Lotte Chemical Corp.	20,989
368	Lotte Shopping Co., Ltd.	17,511
4,930	LS Corp.	628,664
242	LS Electric Co., Ltd.	49,374
55,939	LX INTERNATIONAL Corp.	1,194,787
1,180	Meritz Financial Group Inc.	107,419
3,433	Mirae Asset Securities Co., Ltd.	47,192
968	Misto Holdings Corp.	29,105
2,432	NAVER Corp.	374,862
276	NCSoft Corp.	40,294
451	Netmarble Corp.(a)	19,406
2,677	NH Investment & Securities Co., Ltd.	37,368
66	NongShim Co., Ltd.	19,490
276	Orion Corp.	21,427
5,618	Pan Ocean Co., Ltd.	15,724
4,724	Park Systems Corp.	863,617
607	Pearl Abyss Corp.*	14,367
1,105	Posco DX Co., Ltd.	17,831
481	POSCO Future M Co., Ltd.*	48,863
1,133	POSCO Holdings Inc.	233,428
744	Posco International Corp.	25,670
478	S-1 Corp.	27,535
1,665	Samsung Biologics Co., Ltd.*(a)	1,199,537
1,189	Samsung C&T Corp.	143,373
188	Samsung Card Co., Ltd.	6,829
134,928	Samsung E&A Co., Ltd.	2,824,734
953	Samsung Electro-Mechanics Co., Ltd.	109,887
13,242	Samsung Electronics Co., Ltd.	538,962
354,394	Samsung Electronics Co., Ltd.	17,755,795
6,706	Samsung Fire & Marine Insurance Co., Ltd.	2,132,956
10,204	Samsung Heavy Industries Co., Ltd.*	156,362
1,212	Samsung Life Insurance Co., Ltd.	124,651
1,017	Samsung SDI Co., Ltd.	151,021
628	Samsung SDS Co., Ltd.	66,565
12,405	Samsung Securities Co., Ltd.	613,247
7,108	Shinhan Financial Group Co., Ltd.	333,785
481	SK Biopharmaceuticals Co., Ltd.*	34,039
416	SK Bioscience Co., Ltd.*	14,141
44,212	SK Hynix Inc.	8,475,159
390	SK IE Technology Co., Ltd.*(a)	7,772

See Notes to Financial Statements.
118

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
748	SK Inc.	$111,161
1,065	SK Innovation Co., Ltd.	77,279
1,532	SK Square Co., Ltd.*	163,718
389	SKC Co., Ltd.*	26,228
6,634	SM Entertainment Co., Ltd.	662,724
841	S-Oil Corp.*	36,511
11,903	Woori Financial Group Inc.	212,151
17,441	Youngone Corp.	736,911
99,121	Yuhan Corp.	8,106,809
	Total South Korea	75,923,185
Spain – 1.5%
396	Acciona SA	78,457
3,022	ACS Actividades de Construccion y Servicios SA	228,116
11,182	Aena SME SA(a)	323,548
86,664	Amadeus IT Group SA	7,275,278
93,856	Banco Bilbao Vizcaya Argentaria SA	1,699,693
92,193	Banco de Sabadell SA	349,793
249,917	Banco Santander SA	2,383,983
10,265	Bankinter SA	152,979
955,336	CaixaBank SA	9,527,554
9,334	Cellnex Telecom SA(a)	331,981
796	Corp. ACCIONA Energias Renovables SA	21,417
5,186	EDP Renovaveis SA	60,953
5,260	Endesa SA	160,215
4,553	Grifols SA	64,258
4,065	Grifols SA, Class B Shares	40,458
112,353	Iberdrola SA	2,113,059
28,711	Indra Sistemas SA	1,157,866
18,316	Industria de Diseno Textil SA	903,993
13,582	Mapfre SA	59,466
6,070	Merlin Properties Socimi SA	90,478
1,516	Naturgy Energy Group SA	48,064
6,619	Redeia Corp. SA	128,625
18,428	Repsol SA	302,247
67,829	Telefonica SA	363,265
282,543	Unicaja Banco SA	782,895
	Total Spain	28,648,641
Sweden – 2.0%
3,110	AAK AB	89,373
3,335	AddTech AB, Class B Shares	116,948
4,709	Alfa Laval AB	214,382
206,508	Assa Abloy AB, Class B Shares	7,298,238
41,590	Atlas Copco AB, Class A Shares	664,203

See Notes to Financial Statements.
119

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Sweden – (continued)
25,192	Atlas Copco AB, Class B Shares	$358,204
1,634	Axfood AB	51,553
6,978	Beijer Ref AB, Class B Shares	118,725
254,775	Boliden AB*	8,788,584
6,203	Castellum AB	70,305
338,837	Elekta AB, Class B Shares	1,686,334
66,659	Epiroc AB, Class A Shares	1,393,751
7,392	Epiroc AB, Class B Shares	137,613
9,473	EQT AB	340,910
178,852	Essity AB, Class B Shares	4,832,275
2,238	Evolution AB(a)	193,775
9,511	Fastighets AB Balder, Class B Shares*	67,774
3,982	Getinge AB, Class B Shares	87,278
7,887	H & M Hennes & Mauritz AB, Class B Shares	115,829
34,074	Hexagon AB, Class B Shares	379,879
1,350	Holmen AB, Class B Shares	52,525
2,066	Industrivarden AB, Class A Shares	82,259
2,211	Industrivarden AB, Class C Shares	88,036
4,024	Indutrade AB	100,194
2,486	Investment AB Latour, Class B Shares	63,110
7,398	Investor AB, Class A Shares	228,107
29,611	Investor AB, Class B Shares	912,598
1,374	L E Lundbergforetagen AB, Class B Shares	69,576
3,524	Lifco AB, Class B Shares	125,204
26,122	Nibe Industrier AB, Class B Shares	107,247
23,257	Saab AB, Class B Shares	1,319,200
3,642	Sagax AB, Class B Shares	78,933
963	Sagax AB, Class D Shares	3,486
16,966	Sandvik AB	429,003
7,751	Securitas AB, Class B Shares	118,584
26,250	Skandinaviska Enskilda Banken AB, Class A Shares	486,000
5,786	Skanska AB, Class B Shares	143,689
5,859	SKF AB, Class B Shares	150,388
3,571	Spotify Technology SA*	2,434,994
3,358	SSAB AB, Class A Shares	19,554
109,926	SSAB AB, Class B Shares	624,091
114,219	Svenska Cellulosa AB SCA, Class B Shares	1,552,860
24,886	Svenska Handelsbanken AB, Class A Shares	320,148
3,604	Sweco AB, Class B Shares	60,828
13,339	Swedbank AB, Class A Shares	375,524
3,076	Swedish Orphan Biovitrum AB*	93,428
9,594	Tele2 AB, Class B Shares	168,851
45,045	Telefonaktiebolaget LM Ericsson, Class B Shares	358,756

See Notes to Financial Statements.
120

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Sweden – (continued)
37,265	Telia Co. AB	$139,044
3,136	Trelleborg AB, Class B Shares	121,430
3,348	Volvo AB, Class A Shares	102,816
25,656	Volvo AB, Class B Shares	789,262
13,221	Volvo Car AB, Class B Shares*	27,581
	Total Sweden	38,753,239
Switzerland – 4.3%
25,992	ABB Ltd., Class Registered Shares	1,741,672
2,750	Adecco Group AG, Class Registered Shares	88,069
61,042	Alcon AG	4,864,168
1,453	Avolta AG	83,630
391	Bachem Holding AG, Class B Shares	31,109
692	Baloise Holding AG, Class Registered Shares	179,448
450	Banque Cantonale Vaudoise, Class Registered Shares	52,323
64	Barry Callebaut AG, Class Registered Shares	86,639
156	Belimo Holding AG, Class Registered Shares	171,790
295	BKW AG	61,440
91	Chocoladefabriken Lindt & Spruengli AG	1,387,113
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	299,587
3,758	Clariant AG, Class Registered Shares*	38,648
3,301	Coca-Cola HBC AG*	166,721
35,240	Compania Financiere Richemont SA, Class Registered Shares	6,167,504
512	DKSH Holding AG	37,679
3,087	DSM-Firmenich AG	301,335
30	Emmi AG, Class Registered Shares	27,979
106	EMS-Chemie Holding AG, Class Registered Shares	81,353
347	Flughafen Zurich AG, Class Registered Shares	105,974
2,216	Galderma Group AG	386,896
4,919	Galenica AG	526,991
543	Geberit AG, Class Registered Shares	398,240
1,268	Georg Fischer AG, Class Registered Shares	101,410
126	Givaudan SA, Class Registered Shares	530,512
954,163	Glencore PLC*	3,770,835
551	Helvetia Holding AG, Class Registered Shares	141,777
8,251	Holcim AG*	691,794
224,044	Julius Baer Group Ltd.	16,197,692
779	Kuehne + Nagel International AG, Class Registered Shares	158,345
2,370	Logitech International SA, Class Registered Shares	244,402
1,173	Lonza Group AG, Class Registered Shares	832,355
41,839	Nestle SA, Class Registered Shares	3,941,589
23,200	Novartis AG, ADR	2,935,960
7,712	Novartis AG, Class Registered Shares	976,025
2,318	Partners Group Holding AG	3,184,149

See Notes to Financial Statements.
121

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
673	PSP Swiss Property AG, Class Registered Shares	$111,970
465	Roche Holding AG	159,607
28,262	Roche Holding AG	9,226,771
76,740	Sandoz Group AG	4,813,032
5,465	Schindler Holding AG	2,031,449
357	Schindler Holding AG, Class Registered Shares	127,696
2,764	SGS SA, Class Registered Shares	281,917
4,817	SIG Group AG*	76,248
8,575	Sika AG, Class Registered Shares	1,991,507
6,642	Sonova Holding AG, Class Registered Shares	1,936,487
10,816	STMicroelectronics NV	292,456
1,750	Straumann Holding AG, Class Registered Shares	205,434
547	Swatch Group AG	99,047
546	Swatch Group AG, Class Registered Shares	20,168
475	Swiss Life Holding AG, Class Registered Shares	513,234
1,308	Swiss Prime Site AG, Class Registered Shares	181,790
4,884	Swiss Re AG	885,031
428	Swisscom AG, Class Registered Shares	309,807
819	Temenos AG, Class Registered Shares	72,860
193,119	UBS Group AG, Class Registered Shares	7,808,879
431	VAT Group AG(a)	140,719
2,367	Zurich Insurance Group AG	1,729,655
	Total Switzerland	84,008,917
Taiwan – 3.9%
137,000	Arcadyan Technology Corp.	1,059,229
5,240	ASPEED Technology Inc.	844,114
54,882	Chroma ATE Inc.	1,037,653
141,652	Delta Electronics Inc.	3,269,986
142,510	E Ink Holdings Inc.	1,215,202
11,583	eMemory Technology Inc.	773,501
328,000	Primax Electronics Ltd.	888,082
128,000	Sercomm Corp.	440,424
217,000	Simplo Technology Co., Ltd.	2,795,386
289,000	Supreme Electronics Co., Ltd.	407,836
188,000	T3EX Global Holdings Corp.	436,607
1,324,269	Taiwan Semiconductor Manufacturing Co., Ltd.	49,860,276
25,113	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,797,838
175,000	Tripod Technology Corp.	1,824,492
55,000	United Integrated Services Co., Ltd.	2,202,306
130,000	Wah Lee Industrial Corp.	422,988
216,000	WNC Corp.	892,685
133,000	WT Microelectronics Co., Ltd.	533,842
	Total Taiwan	74,702,447

See Notes to Financial Statements.
122

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Thailand – 0.1%
1,519,800	Regional Container Lines PCL(b)	$1,294,749
16,356,700	Sansiri PCL(b)	729,667
142,400	Thai Beverage PCL	51,048
	Total Thailand	2,075,464
Turkey – 0.0%
261,427	Torunlar Gayrimenkul Yatirim Ortakligi AS	451,404
United Arab Emirates – 0.0%
1,883,365	Talabat Holding PLC	604,336
United Kingdom – 9.9%
15,651	3i Group PLC	850,472
4,207	Admiral Group PLC	206,227
7,340	Airtel Africa PLC(a)	22,018
17,544	Anglo American PLC	539,858
6,972	Ashtead Group PLC	512,760
4,682	Associated British Foods PLC	136,632
24,797	AstraZeneca PLC	3,964,192
73,759	AstraZeneca PLC, ADR	5,893,344
14,106	Auto Trader Group PLC(a)	153,142
50,577	Aviva PLC	445,742
17,600	B&M European Value Retail SA	57,237
49,697	BAE Systems PLC	1,181,148
79,124	Balfour Beatty PLC	635,065
236,318	Barclays PLC	1,150,383
22,663	Barratt Redrow PLC	110,230
9,913	Beazley PLC	104,936
1,417	Berkeley Group Holdings PLC	68,991
263,520	BP PLC	1,546,526
301,940	Bridgepoint Group PLC(a)	1,375,530
32,044	British American Tobacco PLC	1,817,621
14,378	British Land Co. PLC	65,366
93,529	BT Group PLC	273,714
5,679	Bunzl PLC	192,164
6,390	Burberry Group PLC*	110,759
3,733,773	Centrica PLC	8,121,426
598,080	Chemring Group PLC	4,343,407
3,623	Coca-Cola Europacific Partners PLC	322,871
28,078	Compass Group PLC	954,622
21,268	Computacenter PLC	661,302
29,757	Convatec Group PLC(a)	95,121
20,260	Croda International PLC	686,464
608,505	Currys PLC	924,006
177,001	Diageo PLC	4,924,126
2,036	Diploma PLC	148,790

See Notes to Financial Statements.
123

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
204,980	Drax Group PLC	$1,800,316
438,321	easyJet PLC	2,904,853
3,148	Endeavour Mining PLC	108,455
9,845	Entain PLC	116,947
237,118	Firstgroup PLC	710,571
66,939	GSK PLC	1,319,889
1,366,397	Haleon PLC	6,718,517
6,260	Halma PLC	278,333
2,836	Hikma Pharmaceuticals PLC	68,472
9,170	Howden Joinery Group PLC	103,850
291,919	HSBC Holdings PLC	3,740,926
4,512	ICG PLC	133,182
152,864	IMI PLC	4,701,233
12,864	Imperial Brands PLC	543,151
91,160	Inchcape PLC	823,396
21,794	Informa PLC	256,822
2,421	InterContinental Hotels Group PLC	293,833
39,283	International Consolidated Airlines Group SA	203,053
20,730	Intertek Group PLC	1,315,026
28,437	J Sainsbury PLC	115,128
38,702	JD Sports Fashion PLC	50,184
116,851	JET2 PLC	2,572,185
55,219	Keller Group PLC	996,235
29,774	Kingfisher PLC	103,540
13,397	Land Securities Group PLC	100,269
2,245,535	Legal & General Group PLC	7,509,240
4,509,200	Lloyds Banking Group PLC	4,841,175
54,552	London Stock Exchange Group PLC	6,761,213
2,432,227	LondonMetric Property PLC	6,067,994
2,195,642	M&G PLC	7,870,302
32,689	Marks & Spencer Group PLC	152,586
20,772	Melrose Industries PLC	165,168
6,459	Mondi PLC	90,886
80,922	National Grid PLC	1,138,106
1,446,280	NatWest Group PLC	10,005,941
1,869	Next PLC	302,105
309,651	Patisserie Holdings PLC*(b)(e)	4,185
10,518	Pearson PLC	153,067
232,323	Persimmon PLC	3,340,025
13,431	Phoenix Group Holdings PLC	123,740
705,588	QinetiQ Group PLC	4,538,959
39,117	Reckitt Benckiser Group PLC	2,926,433
70,651	RELX PLC	3,294,974

See Notes to Financial Statements.
124

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
40,528	Rentokil Initial PLC	$200,576
11,905	Rightmove PLC	119,638
17,061	Rio Tinto PLC	1,065,939
140,254	Rolls-Royce Holdings PLC	2,026,829
7,646	RS GROUP PLC	58,426
16,224	Sage Group PLC	238,280
11,161	Schroders PLC	57,365
292,402	Segro PLC	2,482,891
4,646	Severn Trent PLC	162,351
98,954	Shell PLC	3,639,753
721,631	Smith & Nephew PLC	13,502,399
5,369	Smiths Group PLC	171,076
15,143	Spirax Group PLC	1,493,887
18,283	SSE PLC	427,394
568,303	St James’s Place PLC	9,754,800
709,157	Standard Chartered PLC	13,275,529
55,156	Taylor Wimpey PLC	71,425
108,029	Tesco PLC	617,485
44,233	Unilever PLC	2,780,805
40,753	Unilever PLC	2,564,955
5,655	UNITE Group PLC	53,446
10,887	United Utilities Group PLC	169,167
321,358	Vodafone Group PLC	384,396
4,152	Weir Group PLC	138,342
2,764	Whitbread PLC	117,859
7,276	Willis Towers Watson PLC	2,377,724
11,589	Wise PLC, Class A Shares*	165,140
18,785	WPP PLC	99,583
12,330	YuLife Holdings Ltd., Private Placement, Class C Shares*@(b)(e)	151,987
201,385	Zigup PLC	855,389
	Total United Kingdom	191,185,493
United States – 1.9%
30,603	Agilent Technologies Inc.	3,845,573
8,248	Amrize Ltd.*	430,731
7,767	BeOne Medicines Ltd., ADR*	2,377,090
6,357	Brookfield Asset Management Ltd., Class A Shares	382,614
2,615	Cadence Design Systems Inc.*	916,374
572	Canva Inc., Private Placement*@(b)(e)	941,592
122,760	Codere Online Luxembourg SA Private Shares*(b)	1,013,998
121,511	Coupang Inc., Class A Shares*	3,472,784
19,452	CRH PLC	2,197,103
5,678	Estee Lauder Cos., Inc., Class A Shares	520,843
13,870	GQG Partners Inc., CDI	15,829

See Notes to Financial Statements.
125

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
173,824	Kenvue Inc.	$3,599,895
2,530	Mastercard Inc., Class A Shares	1,506,084
2,103	MSCI Inc., Class A Shares	1,193,915
10,597	Philip Morris International Inc.	1,771,077
1	S&P Global Inc.	548
20,700	Samsonite Group SA(a)	44,848
252,625	Sensata Technologies Holding PLC	8,220,418
175,917	Silvaco Group Inc.*	939,397
8,837	Waters Corp.*	2,667,007
	Total United States	36,057,720
Uruguay – 0.5%
4,290	MercadoLibre Inc.*	10,608,784
Vietnam – 0.1%
961,860	Asia Commercial Bank JSC	1,015,077
262,600	Bank for Foreign Trade of Vietnam JSC*	683,770
25,635	FPT Corp.	98,869
	Total Vietnam	1,797,716
	TOTAL COMMON STOCKS (Cost – $1,310,496,679)	1,768,575,554
EXCHANGE TRADED FUNDS (ETFs) – 6.2%
United States – 6.2%
888,403	iShares Core MSCI Emerging Markets	55,160,942
557,490	iShares MSCI EAFE Value	37,329,531

17,108	Vanguard FTSE All World ex-US Small-Capital	2,399,739
421,248	Vanguard FTSE Developed Markets	24,731,470
	Total United States	119,621,682
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $107,962,015)	119,621,682
PREFERRED STOCKS – 0.2%
Germany – 0.2%
64,890	Dr Ing hc F Porsche AG(a)	3,450,069
United States – 0.0%
31	Canva Inc., Series A, Private Placement*@(b)(e)	51,030
1	Canva Inc., Series A−3, Private Placement*@(b)(e)	1,646
	Total United States	52,676
	TOTAL PREFERRED STOCKS (Cost – $3,301,381)	3,502,745
WARRANTS – 0.0%
Canada – 0.0%
2,323	Constellation Software Inc.*(e)	—

See Notes to Financial Statements.
126

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
WARRANTS – (continued)
United States – 0.0%
915	Codere Online Luxembourg SA*	$915
	TOTAL WARRANTS (Cost – $0)	915
RIGHTS – 0.0%
Italy – 0.0%
167,310	Telecom Italia SpA*(b)	2
74,496	TIM SpA*(b)	—
	Total Italy	2
	TOTAL RIGHTS (Cost – $0)	2
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,421,760,075)	1,891,700,898

Face Amount†
SHORT-TERM INVESTMENTS – 1.5%
TIME DEPOSITS – 1.2%
186,104AUD	ANZ National Bank – Hong Kong, 2.270% due 9/1/25	121,833
9,063	ANZ National Bank – London, 3.680% due 9/2/25	9,063
	Brown Brothers Harriman – Grand Cayman:
102,811CHF	(0.370)% due 9/1/25	128,498
1SGD	0.230% due 9/1/25	1
390,876DKK	0.650% due 9/1/25	61,260
117,414SEK	0.820% due 9/1/25	12,408
21,955NZD	1.700% due 9/1/25	12,955
465,849NOK	2.980% due 9/1/25	46,343
1,898ZAR	4.980% due 9/1/25	108
373,961CAD	1.590% due 9/2/25	272,328
	Citibank – London:
931,955EUR	0.870% due 9/1/25	1,090,340
467,062GBP	2.920% due 9/1/25	631,282
3,393,586	Citibank – New York, 3.680% due 9/2/25	3,393,586
2,801,525HKD	Hong Kong & Shanghai Bank – Hong Kong, 2.020% due 9/1/25	359,377
202,437SGD	Hong Kong & Shanghai Bank – Singapore, 0.230% due 9/1/25	157,784
10,208,494	JPMorgan Chase & Co. – New York, 3.680% due 9/2/25	10,208,494
2,772,278	Royal Bank of Canada – Toronto, 3.680% due 9/2/25	2,772,278
	Sumitomo Mitsui Banking Corp. – Tokyo:
224,311,609JPY	0.120% due 9/1/25	1,526,552
2,762,980	3.680% due 9/2/25	2,762,980
	TOTAL TIME DEPOSITS (Cost – $23,567,470)	23,567,470

See Notes to Financial Statements.
127

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – (continued)
U.S. GOVERNMENT AGENCY – 0.3%
6,205,000	Federal Home Loan Bank Discount Notes, 4.152% due 9/2/25(f) (Cost – $6,204,285)	$6,204,285
	TOTAL SHORT-TERM INVESTMENTS (Cost – $29,771,755)	29,771,755

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.2%
MONEY MARKET FUND – 0.2%
4,089,594	Federated Government Obligations Fund, Premier Class, 4.151%(g) (Cost – $4,089,594)	$4,089,594
	TOTAL INVESTMENTS – 99.6% (Cost – $1,455,621,424)	1,925,562,247
	Other Assets in Excess of Liabilities – 0.4%	7,546,339
	TOTAL NET ASSETS – 100.0%	$1,933,108,586

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2025, amounts to $42,520,519 and represents 2.20% of net assets.

(b)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2025, amounts to $9,317,958 and represents 0.48% of net assets.
(c)	All or a portion of this security is on loan (See Note 5).
(d)	Security trades on the Hong Kong exchange.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Rate shown represents yield-to-maturity.
(g)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.
See Notes to Financial Statements.
128

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc., Private Placement	8/16/2021	$397,070	$941,592	0.05%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	51,031	0.00%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	1,646	0.00%*
Novatek PJSC, Class Registered Shares, GDR	3/19/2020	251,081	88	0.00%*
Novatek PJSC, GDR	4/25/2022	52,881	24	0.00%*
Sberbank of Russia PJSC	4/6/2017	557,253	705	0.00%*
YuLife Holdings Ltd., Private Placement, Class C Shares	10/11/2022	243,652	151,987	0.01%
Tongcheng Travel Holdings Ltd.	3/28/2025	118,294	1,501,158	0.08%
			2,648,231	0.14%

*	Position represents less than 0.005%
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CDI	— Clearing House Electronics Systems (CHESS) Depositary Interest
GDR	— Global Depositary Receipts
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
Summary of Investments by Security Sector^

Financial	22.7%
Industrial	17.2
Consumer Non-cyclical	14.4
Technology	9.9
Consumer Cyclical	8.5
Basic Materials	5.9
Communications	5.9
Energy	4.1
Utilities	3.0
Diversified	0.4
Exchange Traded Funds (ETFs)	6.2
Short-Term Investments	1.5
Money Market Fund	0.3
100.0%

^	As a percentage of total investments.
At August 31, 2025, Destinations International Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index September Futures	31	9/25	$4,101,314	$4,217,705	$116,391

At August 31, 2025, Destinations International Equity Fund had deposited cash of $2,190 with a broker or brokers as margin collateral on open exchange traded futures contracts.
See Notes to Financial Statements.
129

Schedules of Investments
August 31, 2025 (unaudited)
Destinations International Equity Fund(concluded)
OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	4,550,383	11/12/2025	MSCS	3-Month	Daily FED + 0.40%	Investcorp Capital PLC	$(1,454,178)
USD	4,719,504	3/29/2027	MSCS	3-Month	Daily FED + 0.85%	Samsung Electronics Co., Ltd.	(920,773)
USD	3,295,847	3/29/2027	MSCS	3-Month	Daily FED + 0.85%	Samsung Electronics Co., Ltd.	(433,853)
							$(2,808,804)

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand
Counterparty Abbreviations used in this schedule:
MSCS	— Morgan Stanley Capital Services LLC
See Notes to Financial Statements.
130

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS – 82.7%
BASIC MATERIALS – 2.4%
Chemicals – 1.0%
17,922	DSM-Firmenich AG	$1,749,444
46,602	Nutrien Ltd.	2,685,732
72,620	Tate & Lyle PLC	521,561
	Total Chemicals	4,956,737
Mining – 1.4%
29,434	Agnico Eagle Mines Ltd.	4,243,500
82,984	BHP Group Ltd.	2,319,018
1,661	Southern Copper Corp.	159,605
	Total Mining	6,722,123
	TOTAL BASIC MATERIALS	11,678,860
COMMUNICATIONS – 5.9%
Advertising – 0.4%
18,396	Publicis Groupe SA	1,695,352
Internet – 1.3%
11,084	Alibaba Group Holding Ltd., ADR	1,496,340
11,425	Alphabet Inc., Class A Shares	2,432,497
2,965	Meta Platforms Inc., Class A Shares	2,190,245
	Total Internet	6,119,082
Media – 0.4%
17,122	Walt Disney Co.	2,026,902
Telecommunications – 3.8%
135,482	AT&T Inc.	3,968,268
36,062	Cisco Systems Inc.	2,491,524
728,000	Singapore Telecommunications Ltd.	2,446,206
157,571	Telenor ASA	2,627,208
152,971	Verizon Communications Inc.	6,765,907
	Total Telecommunications	18,299,113
	TOTAL COMMUNICATIONS	28,140,449
CONSUMER CYCLICAL – 5.9%
Airlines – 0.4%
29,500	Delta Air Lines Inc.	1,822,510
Apparel – 0.1%
1,091	LVMH Moet Hennessy Louis Vuitton SE	642,890
Auto Manufacturers – 0.5%
40,457	General Motors Co.	2,370,376
Distribution/Wholesale – 0.6%
103,300	Mitsui & Co., Ltd.	2,379,828
1,135	Watsco Inc.	456,701
	Total Distribution/Wholesale	2,836,529
Entertainment – 0.4%
57,521	Warner Music Group Corp., Class A Shares	1,918,325

See Notes to Financial Statements.
131

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 3.9%
23,825	Best Buy Co., Inc.	$1,754,473
12,287	Darden Restaurants Inc.	2,542,672
14,850	Genuine Parts Co.	2,069,050
12,291	Home Depot Inc.	4,999,610
24,127	Industria de Diseno Textil SA	1,190,798
4,420	McDonald’s Corp.(a)	1,385,847
10,975	Target Corp.	1,053,380
35,544	Walmart Inc.	3,447,057
	Total Retail	18,442,887
	TOTAL CONSUMER CYCLICAL	28,033,517
CONSUMER NON-CYCLICAL – 17.2%
Agriculture – 1.9%
92,250	British American Tobacco PLC	5,232,666
21,901	Philip Morris International Inc.	3,660,314
	Total Agriculture	8,892,980
Beverages – 2.5%
60,708	Coca-Cola Co.	4,188,245
100,825	Diageo PLC	2,804,928
21,365	Heineken NV	1,726,118
20,900	PepsiCo Inc.	3,106,785
	Total Beverages	11,826,076
Biotechnology – 1.5%
17,674	Amgen Inc.	5,084,987
16,687	Gilead Sciences Inc.	1,885,130
	Total Biotechnology	6,970,117
Cosmetics/Personal Care – 1.5%
435,577	Haleon PLC	2,141,714
37,110	Kao Corp.	1,682,595
85,750	Kenvue Inc.	1,775,883
10,427	Procter & Gamble Co.	1,637,456
	Total Cosmetics/Personal Care	7,237,648
Food – 0.4%
7,167	Hershey Co.	1,316,936
7,225	Mondelez International Inc., Class A Shares	443,904
	Total Food	1,760,840
Healthcare-Products – 0.9%
33,646	Abbott Laboratories	4,463,478
Household Products/Wares – 0.4%
15,400	Kimberly-Clark Corp.	1,988,756
Pharmaceuticals – 8.1%
20,908	AbbVie Inc.	4,399,043
12,245	AstraZeneca PLC	1,957,557

See Notes to Financial Statements.
132

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
40,610	AstraZeneca PLC, ADR	$3,244,739
173,275	GSK PLC	3,416,599
32,825	Johnson & Johnson	5,815,605
6,807	Merck & Co., Inc.	572,605
189,575	Pfizer Inc.	4,693,877
5,983	Roche Holding AG	1,953,286
41,531	Roche Holding AG, ADR	1,693,219
87,463	Sanofi SA	8,690,438
10,491	UCB SA	2,459,416
	Total Pharmaceuticals	38,896,384
	TOTAL CONSUMER NON-CYCLICAL	82,036,279
ENERGY – 9.0%
Oil & Gas – 6.2%
42,717	Chevron Corp.	6,860,350
12,115	ConocoPhillips(a)	1,199,022
16,855	Expand Energy Corp.	1,631,227
69,961	Exxon Mobil Corp.	7,995,843
59,290	Noble Corp. PLC	1,708,738
113,821	Shell PLC	4,186,595
91,105	TotalEnergies SE	5,717,910
	Total Oil & Gas	29,299,685
Pipelines – 2.8%
9,527	Cheniere Energy Inc.	2,303,819
115,950	Enbridge Inc.	5,610,892
74,426	TC Energy Corp.	3,876,309
28,286	Williams Cos., Inc.	1,637,194
	Total Pipelines	13,428,214
	TOTAL ENERGY	42,727,899
FINANCIAL – 20.8%
Banks – 12.4%
36,140	Bank of America Corp.	1,833,744
27,450	Bank of Montreal	3,322,106
46,545	Fifth Third Bancorp	2,130,365
1,901	Goldman Sachs Group Inc.	1,416,720
206,915	Huntington Bancshares Inc.	3,685,156
98,214	ING Groep NV	2,337,950
23,041	JPMorgan Chase & Co.(a)	6,945,018
22,936	Morgan Stanley	3,451,409
147,293	Nordea Bank Abp	2,246,407
160,656	Oversea-Chinese Banking Corp., Ltd.	2,095,072
28,775	PNC Financial Services Group Inc.	5,969,086
153,980	Sumitomo Mitsui Trust Group Inc.	4,402,301

See Notes to Financial Statements.
133

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
111,200	Truist Financial Corp.	$5,206,384
117,098	US Bancorp	5,717,896
99,618	Wells Fargo & Co.	8,186,607
	Total Banks	58,946,221
Diversified Financial Services – 0.7%
4,200	CME Group Inc., Class A Shares(a)	1,119,342
7,551	Deutsche Boerse AG	2,222,461
	Total Diversified Financial Services	3,341,803
Equity Real Estate Investment Trusts (REITs) – 3.8%
114,335	Brixmor Property Group Inc.	3,200,237
19,764	Equity LifeStyle Properties Inc.	1,191,571
181,075	Kimco Realty Corp.	4,072,377
40,137	NNN REIT Inc.	1,722,279
41,325	Prologis Inc.	4,701,958
9,800	Terreno Realty Corp.	566,146
15,985	Ventas Inc.	1,088,259
52,509	VICI Properties Inc., Class A Shares	1,773,754
	Total Equity Real Estate Investment Trusts (REITs)	18,316,581
Insurance – 3.6%
9,046	Allianz SE, Class Registered Shares	3,823,003
31,690	American International Group Inc.	2,577,031
32,617	NN Group NV	2,243,698
5,979	Progressive Corp.	1,477,172
378,901	Prudential PLC	5,064,722
2,954	Zurich Insurance Group AG	2,158,598
	Total Insurance	17,344,224
Real Estate – 0.3%
1,419,000	Hang Lung Properties Ltd.	1,440,356
	TOTAL FINANCIAL	99,389,185
INDUSTRIAL – 8.1%
Aerospace/Defense – 1.9%
9,541	Airbus SE	2,000,489
93,315	BAE Systems PLC	2,217,816
6,089	General Dynamics Corp.	1,976,307
1,065	Lockheed Martin Corp.	485,246
7,175	RTX Corp.	1,137,955
221,000	Singapore Technologies Engineering Ltd.	1,320,779
	Total Aerospace/Defense	9,138,592
Building Materials – 1.0%
15,878	CRH PLC	1,793,420
12,994	Heidelberg Materials AG	3,080,136
	Total Building Materials	4,873,556

See Notes to Financial Statements.
134

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electrical Components & Equipment – 1.2%
8,767	Eaton Corp. PLC(a)	$3,060,910
20,935	Emerson Electric Co.	2,763,420
	Total Electrical Components & Equipment	5,824,330
Engineering & Construction – 1.0%
34,600	Aena SME SA	1,001,140
71,045	Ferrovial SE	3,882,585
	Total Engineering & Construction	4,883,725
Machinery-Construction & Mining – 0.6%
111,800	Mitsubishi Electric Corp.	2,693,614
Miscellaneous Manufacturers – 0.5%
9,237	Siemens AG, Class Registered Shares	2,557,624
Packaging & Containers – 1.0%
337,325	Amcor PLC	2,911,115
40,168	Smurfit WestRock PLC	1,902,356
	Total Packaging & Containers	4,813,471
Transportation – 0.9%
61,989	Deutsche Post AG	2,822,506
5,595	Union Pacific Corp.	1,250,874
	Total Transportation	4,073,380
	TOTAL INDUSTRIAL	38,858,292
TECHNOLOGY – 3.5%
Computers – 0.4%
7,318	International Business Machines Corp.	1,781,860
Semiconductors – 1.9%
6,688	Analog Devices Inc.	1,680,761
14,086	Broadcom Inc.	4,189,036
38,275	Samsung Electronics Co., Ltd.	1,557,829
8,190	Texas Instruments Inc.	1,658,311
	Total Semiconductors	9,085,937
Software – 1.2%
2,822	Microsoft Corp.	1,429,879
8,642	Oracle Corp.	1,954,215
18,184	Paychex Inc.	2,535,850
	Total Software	5,919,944
	TOTAL TECHNOLOGY	16,787,741
UTILITIES – 9.9%
Electric – 9.0%
180,330	Algonquin Power & Utilities Corp.	1,045,914
55,384	Alliant Energy Corp.	3,603,837
32,485	American Electric Power Co., Inc.	3,606,485
69,085	CenterPoint Energy Inc.	2,605,195
20,551	Duke Energy Corp.	2,517,292

See Notes to Financial Statements.
135

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Electric – (continued)
236,024	Enel SpA	$2,176,862
62,400	Evergy Inc.	4,446,624
32,352	Eversource Energy	2,072,792
71,850	FirstEnergy Corp.	3,134,097
562,219	National Grid PLC	7,907,178
52,510	PPL Corp.	1,915,040
31,475	Public Service Enterprise Group Inc.	2,591,337
21,395	Sempra	1,766,371
12,050	Southern Co.	1,112,215
21,425	WEC Energy Group Inc.	2,281,977
	Total Electric	42,783,216
Gas – 0.9%
59,130	MDU Resources Group Inc.	963,228
20,250	Southwest Gas Holdings Inc.	1,617,570
54,275	UGI Corp.	1,880,086
	Total Gas	4,460,884
	TOTAL UTILITIES	47,244,100
	TOTAL COMMON STOCKS (Cost – $302,879,704)	394,896,322
EXCHANGE TRADED FUNDS (ETFs) – 14.3%
944,702	iShares Core Dividend Growth	63,228,905
28,550	iShares Core High Dividend	3,522,499
34,311	iShares U.S. Healthcare Providers(b)	1,620,508
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $60,234,917)	68,371,912
CONVERTIBLE PREFERRED STOCK – 0.6%
INDUSTRIAL – 0.6%
Aerospace/Defense – 0.6%
34,800	Boeing Co., 6.000% (Cost – $1,925,735)	2,589,816
LIMITED PARTNERSHIP – 0.5%
ENERGY – 0.5%
Pipelines – 0.5%
77,765	Enterprise Products Partners LP (Cost – $1,821,865)	2,499,367
WARRANT – 0.3%
FINANCIAL – 0.3%
Banks – 0.3%
9,500	BofA Finance LLC*(c) (Cost – $1,300,388)	1,313,438
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $368,162,609)	469,670,855

See Notes to Financial Statements.
136

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Equity Income Fund(continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 1.4%
CORPORATE NOTE – 0.3%
9,460	JPMorgan Chase Bank N.A., zero coupon, due 12/23/25(c) (Cost – $1,577,343)	$1,345,950
TIME DEPOSITS – 1.1%
57AUD	ANZ National Bank – Hong Kong, 2.270% due 9/1/25	37
1,831,974	ANZ National Bank – London, 3.680% due 9/2/25	1,831,974
	Brown Brothers Harriman – Grand Cayman:
3CHF	(0.370)% due 9/1/25	4
620NOK	2.980% due 9/1/25	62
	Citibank – London:
97,921EUR	0.870% due 9/1/25	114,562
267GBP	2.920% due 9/1/25	361
1,870,099	Citibank – New York, 3.680% due 9/2/25	1,870,099
302HKD	Hong Kong & Shanghai Bank – Hong Kong, 2.020% due 9/1/25	39
159SGD	Hong Kong & Shanghai Bank – Singapore, 0.230% due 9/1/25	124
893,003	JPMorgan Chase & Co. – New York, 3.680% due 9/2/25	893,003
569,609	Skandinaviska Enskilda Banken AB – Stockholm, 3.680% due 9/2/25	569,609
230JPY	Sumitomo Mitsui Banking Corp. – Tokyo, 0.120% due 9/1/25	2
	TOTAL TIME DEPOSITS (Cost – $5,279,876)	5,279,876
	TOTAL SHORT-TERM INVESTMENTS (Cost – $6,857,219)	6,625,826

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.1%
MONEY MARKET FUND – 0.1%
678,050	Federated Government Obligations Fund, Premier Class, 4.151%(d) (Cost – $678,050)	678,050
	TOTAL INVESTMENTS – 99.9% (Cost – $375,697,878)	476,974,731
	Other Assets in Excess of Liabilities – 0.1%	577,058
	TOTAL NET ASSETS – 100.0%	$477,551,789

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(b)	All or a portion of this security is on loan (See Note 5).
(c)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2025, amounts to $2,659,388 and represents 0.56% of net assets.
(d)	Represents investment of collateral received from securities lending transactions.
See Notes to Financial Statements.
137

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Equity Income Fund(continued)
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
Summary of Investments by Security Sector^

Financial	21.2%
Consumer Non-cyclical	17.2
Utilities	9.9
Energy	9.5
Industrial	8.7
Communications	5.9
Consumer Cyclical	5.9
Technology	3.5
Basic Materials	2.4
Exchange Traded Funds (ETFs)	14.3
Short-Term Investments	1.4
Money Market Fund	0.1
100.0%

^	As a percentage of total investments.
Schedule of Options Contracts Written
Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
15	$216,255	Agnico Eagle Mines Ltd., Call	BNP	9/19/25	$ 165.00	$(450)
20	225,900	CRH Public Ltd., Call	BNP	9/19/25	120.00	(1,340)
295	1,822,510	Delta Air Lines Inc., Call	MSC	9/19/25	55.00	(221,840)
7	244,398	Eaton Corp., Call	BNP	9/19/25	440.00	(1,435)
20	264,000	Emerson Electric Co., Call	BNP	9/19/25	165.00	(1,700)
40	387,120	Expand Energy Corp., Put	BNP	9/19/25	75.00	(3,960)
60	345,720	Nutrien Ltd., Put	BNP	9/19/25	50.00	(900)
15	335,355	Union Pacific Corp., Put	BNP	9/19/25	200.00	(360)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received – $85,949)				$(231,985)

See Notes to Financial Statements.
138

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Equity Income Fund(concluded)
Currency Abbreviations used in this schedule:
AUD
— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
SGD	— Singapore Dollar
Counterparty Abbreviations used in this schedule:
BNP	— BNP Paribas SA
MSC	— Morgan Stanley
See Notes to Financial Statements.
139

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – 28.0%
FHLMC – 7.4%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
$145,747	2.000% due 6/1/36	$134,591
76,710	2.000% due 12/1/40	65,961
497,323	2.000% due 5/1/41	425,073
587,975	2.000% due 12/1/41	505,141
251,025	2.000% due 9/1/50	201,939
444,262	2.000% due 10/1/50	356,313
6,624,035	2.000% due 3/1/51	5,302,900
1,095,537	2.000% due 4/1/51	876,859
425,672	2.000% due 5/1/51	344,093
167,067	2.000% due 8/1/51	133,850
169,756	2.000% due 11/1/51	136,591
664,836	2.000% due 4/1/52	536,004
252,606	2.500% due 5/1/50	213,840
292,222	2.500% due 6/1/50	246,151
1,650,439	2.500% due 7/1/50	1,391,051
442,390	2.500% due 9/1/50	373,008
63,412	2.500% due 10/1/50	53,888
505,707	2.500% due 11/1/50	424,247
154,612	2.500% due 2/1/51	131,172
394,557	2.500% due 3/1/51	328,986
185,632	2.500% due 5/1/51	155,678
250,547	2.500% due 7/1/51	210,108
278,392	2.500% due 10/1/51	233,166
5,289,879	2.500% due 12/1/51	4,414,990
6,808,574	2.500% due 1/1/52	5,737,133
789,855	2.500% due 4/1/52	659,671
483,606	3.000% due 2/1/33	469,130
259,257	3.000% due 5/1/33	252,646
217,062	3.000% due 3/1/35	207,179
379,957	3.000% due 5/1/35	365,056
3,478,931	3.000% due 3/1/42	3,199,265
101,809	3.000% due 1/1/47	90,982
205,180	3.000% due 2/1/47	183,358
4,836,823	3.000% due 4/1/50	4,085,187
591,728	3.000% due 8/1/51	519,371
434,272	3.000% due 9/1/51	381,329
522,890	3.000% due 10/1/51	460,063
6,546,934	3.000% due 1/1/52	5,755,877
7,013,362	3.000% due 5/1/52	6,168,539
6,110,581	3.000% due 6/1/52	5,342,762
3,586,789	3.030% due 1/1/50	2,869,568
688,534	3.500% due 8/1/43	644,478

See Notes to Financial Statements.
140

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FHLMC – (continued)
$301,220	3.500% due 1/1/48	$278,227
315,258	3.500% due 4/1/50	290,796
2,665,288	3.500% due 8/1/52	2,441,808
552,648	4.000% due 10/1/44	527,403
35,801	4.000% due 4/1/47	34,470
699,759	4.000% due 12/1/47	665,986
5,010,935	4.000% due 3/1/49	4,767,694
374,627	4.000% due 4/1/49	355,270
131,315	4.000% due 5/1/49	125,229
441,376	4.000% due 7/1/49	422,332
6,302,952	4.000% due 2/1/51	5,997,325
1,263,988	4.000% due 8/1/51	1,201,711
252,738	4.500% due 5/1/48	246,802
151,857	5.000% due 8/1/52	150,728
727,842	5.000% due 10/1/52	720,544
738,157	5.000% due 1/1/53	731,417
275,643	5.000% due 4/1/53	273,811
3,099,570	5.000% due 6/1/53	3,100,077
3,835,434	5.000% due 3/1/54	3,823,072
765,755	5.500% due 12/1/37	783,341
562,493	5.500% due 2/1/53	568,961
6,055,368	5.500% due 5/1/53	6,113,944
3,117,266	5.500% due 9/1/53	3,181,540
5,837,429	5.500% due 11/1/53	5,888,490
315,725	6.000% due 11/1/52	324,111
363,677	6.000% due 12/1/52	374,460
147,216	6.000% due 3/1/53	152,271
3,217,027	6.000% due 8/1/53	3,317,712
2,911,645	6.000% due 4/1/54	3,011,742
1,268,940	6.000% due 6/1/54	1,301,891
1,217,165	6.000% due 8/1/54	1,247,050
	Federal National Mortgage Association (FNMA):
6,505,525	5.000% due 8/1/55	6,455,574
999,900	5.500% due 7/1/55	1,005,922
	TOTAL FHLMC	114,468,905
FNMA – 17.8%
	Federal National Mortgage Association (FNMA):
965,991	1.500% due 9/1/51	729,325
226,994	1.500% due 10/1/51	171,501
140,280	1.500% due 11/1/51	105,910
786,087	1.500% due 4/1/52	593,495
199,563	2.000% due 5/1/36	183,038
415,566	2.000% due 8/1/36	381,629

See Notes to Financial Statements.
141

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$270,903	2.000% due 9/1/36	$250,991
295,029	2.000% due 9/1/40	258,423
732,305	2.000% due 12/1/40	635,389
337,534	2.000% due 4/1/41	289,996
101,517	2.000% due 5/1/41	87,221
425,790	2.000% due 10/1/41	365,809
13,112,607	2.000% due 6/1/50	10,473,410
9,890,696	2.000% due 8/1/50	7,913,800
1,117,195	2.000% due 9/1/50	898,738
737,701	2.000% due 12/1/50	592,881
3,423,453	2.000% due 2/1/51	2,752,645
5,252,916	2.000% due 3/1/51	4,200,248
2,665,813	2.000% due 4/1/51	2,131,472
12,336,952	2.000% due 5/1/51	9,901,489
128,698	2.000% due 7/1/51	103,019
225,065	2.250% due 4/1/33	196,248
52,689	2.500% due 6/1/30	51,212
5,327,130	2.500% due 2/1/47	4,558,700
273,872	2.500% due 4/1/50	229,930
265,889	2.500% due 6/1/50	223,285
272,180	2.500% due 7/1/50	230,089
461,024	2.500% due 9/1/50	386,274
4,523,046	2.500% due 10/1/50	3,838,196
8,758,018	2.500% due 11/1/50	7,311,023
267,246	2.500% due 1/1/51	225,847
950,019	2.500% due 2/1/51	794,989
4,531,737	2.500% due 5/1/51	3,808,302
379,482	2.500% due 7/1/51	318,250
9,483,150	2.500% due 8/1/51	7,903,767
235,780	2.500% due 9/1/51	197,752
7,207,224	2.500% due 10/1/51	6,016,553
7,041,434	2.500% due 11/1/51	5,885,184
5,827,156	2.500% due 12/1/51	4,866,411
432,724	2.500% due 1/1/52	364,765
291,316	2.500% due 3/1/52	244,163
2,110,000	2.500% due 9/1/55(a)	1,751,589
586,886	2.500% due 1/1/57	490,567
206,732	3.000% due 2/1/30	202,763
127,602	3.000% due 10/1/30	124,900
298,078	3.000% due 1/1/31	291,679
789,769	3.000% due 11/1/36	749,655
2,947,197	3.000% due 3/1/43	2,692,655
5,356,955	3.000% due 6/1/43	4,891,783

See Notes to Financial Statements.
142

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$99,692	3.000% due 11/1/48	$88,426
3,516,689	3.000% due 11/1/49	3,084,438
188,812	3.000% due 2/1/50	167,113
756,491	3.000% due 8/1/50	660,341
319,487	3.000% due 10/1/50	277,934
447,523	3.000% due 12/1/50	389,249
358,138	3.000% due 5/1/51	318,048
572,013	3.000% due 7/1/51	499,316
877,005	3.000% due 8/1/51	767,165
87,538	3.000% due 9/1/51	76,219
993,440	3.000% due 10/1/51	869,518
192,904	3.000% due 11/1/51	168,801
177,156	3.000% due 12/1/51	154,853
263,806	3.000% due 1/1/52	230,484
5,788,223	3.000% due 2/1/52	5,027,641
285,051	3.000% due 4/1/52	249,687
399,102	3.000% due 5/1/52	349,607
6,227,510	3.000% due 6/1/52	5,466,132
3,465,537	3.000% due 4/1/53	3,088,200
146,402	3.500% due 7/1/32	144,682
450,881	3.500% due 3/1/33	445,066
321,675	3.500% due 7/1/37	310,941
555,538	3.500% due 8/1/43	517,204
549,968	3.500% due 3/1/46	509,081
563,246	3.500% due 5/1/47	526,164
693,552	3.500% due 11/1/47	639,158
699,357	3.500% due 2/1/48	648,604
357,266	3.500% due 7/1/50	326,207
143,619	3.500% due 9/1/50	132,289
538,414	3.500% due 1/1/51	491,809
1,183,721	3.500% due 2/1/51	1,081,257
6,074,438	3.500% due 7/1/51	5,551,119
590,395	3.500% due 4/1/52	539,290
861,175	3.500% due 10/1/56	776,128
171,980	3.500% due 2/1/57	154,995
216,347	4.000% due 8/1/38	214,744
370,277	4.000% due 11/1/38	367,275
77,177	4.000% due 3/1/46	73,950
477,739	4.000% due 3/1/47	454,825
46,966	4.000% due 12/1/47	44,810
67,317	4.000% due 2/1/48	64,057
96,989	4.000% due 1/1/49	93,204
1,953,647	4.000% due 3/1/49	1,858,158

See Notes to Financial Statements.
143

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$128,420	4.000% due 5/1/49	$122,254
32,702	4.000% due 8/1/49	31,335
1,584,988	4.000% due 11/1/49	1,507,966
534,676	4.000% due 4/1/50	509,462
8,017,590	4.000% due 5/1/51	7,614,639
339,734	4.000% due 8/1/51	324,309
396,512	4.000% due 6/1/52	372,610
793,797	4.390% due 4/1/29	804,469
281,304	4.500% due 12/1/37	281,875
180,132	4.500% due 5/1/48	176,413
184,034	4.500% due 6/1/48	180,121
3,047,452	4.500% due 10/1/50	2,984,215
1,051,788	4.500% due 6/1/52	1,015,044
3,398,171	4.500% due 7/1/52	3,279,806
731,849	4.500% due 3/1/53	704,997
270,000	4.500% due 9/1/55(a)	259,661
120,000	4.750% due 4/1/28	121,865
525,241	5.000% due 7/1/52	521,339
15,419,784	5.000% due 9/1/52	15,264,512
784,933	5.000% due 10/1/52	777,067
119,249	5.000% due 11/1/52	118,194
1,578,884	5.000% due 12/1/52	1,563,813
62,934	5.000% due 3/1/53	62,212
7,704,162	5.000% due 4/1/53	7,630,338
585,000	5.065% due 12/1/28	602,271
254,008	5.500% due 4/1/38	259,841
5,035,000	5.500% due 9/1/40(a)	5,146,740
357,987	5.500% due 10/1/52	362,527
1,058,515	5.500% due 11/1/52	1,071,491
1,228,451	5.500% due 12/1/52	1,242,760
5,267,613	5.500% due 1/1/53	5,321,954
5,034,564	5.500% due 2/1/53	5,085,466
657,986	5.500% due 6/1/53	665,492
6,532,778	5.500% due 7/1/53	6,661,623
6,056,729	5.500% due 11/1/54	6,178,453
39,996	5.500% due 1/1/55	40,237
999,901	5.500% due 6/1/55	1,005,922
999,900	5.500% due 7/1/55	1,005,921
999,901	5.500% due 8/1/55	1,005,922
18,765,000	5.500% due 9/1/55(a)	18,870,642
381,369	6.000% due 5/1/53	394,771
9,243,094	6.000% due 6/1/54	9,543,328
409,745	6.000% due 9/1/54	419,324

See Notes to Financial Statements.
144

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$20,855,000	6.000% due 9/1/55(a)	$21,304,710
2,045,000	6.500% due 9/1/55(a)	2,119,173
800,000	7.000% due 9/1/55(a)	841,500
	TOTAL FNMA	275,143,733
GNMA – 2.8%
	Government National Mortgage Association (GNMA):
2,705,000	2.000% due 9/1/55(a)	2,215,315
9,349,000	2.500% due 9/1/55(a)	7,968,383
935,000	4.500% due 9/1/55(a)	900,384
1,705,000	5.000% due 9/1/55(a)	1,687,681
3,085,000	5.500% due 9/1/55(a)	3,107,645
3,952,000	6.000% due 9/1/41(a)	4,030,358
	Government National Mortgage Association (GNMA) II:
571,135	2.000% due 10/20/50	468,033
1,272,218	2.000% due 12/20/50	1,042,556
542,007	2.500% due 11/20/49	464,622
427,357	2.500% due 3/20/51	364,811
3,457,346	2.500% due 10/20/51	2,940,524
152,911	3.000% due 4/20/31	149,735
419,828	3.000% due 6/20/50	371,396
78,396	3.000% due 12/20/50	69,557
1,906,889	3.000% due 6/20/51	1,690,998
709,905	3.000% due 9/20/51	629,014
402,787	3.000% due 12/20/52	356,913
96,339	3.500% due 8/20/42	90,233
361,602	3.500% due 10/20/43	338,198
64,788	3.500% due 12/20/43	60,395
289,885	3.500% due 3/20/44	270,792
12,945	3.500% due 7/20/44	12,074
321,215	3.500% due 6/20/46	299,080
269,892	3.500% due 2/20/49	249,763
196,074	3.500% due 6/20/49	179,093
478,018	3.500% due 11/20/49	438,520
418,036	3.500% due 6/20/50	382,535
535,949	3.500% due 9/20/50	489,261
449,188	3.500% due 2/20/51	409,981
2,554,271	3.500% due 10/20/51	2,334,922
3,790,345	3.500% due 2/20/52	3,464,726
732,143	3.500% due 1/20/53	667,359
403,194	4.000% due 10/20/44	384,232
267,696	4.000% due 2/20/45	255,111
184,153	4.000% due 10/20/45	176,003
229,156	4.000% due 2/20/47	217,025

See Notes to Financial Statements.
145

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
GNMA – (continued)
$476,650	4.000% due 10/20/48	$451,869
392,033	4.000% due 3/20/49	370,770
1,086,767	4.000% due 2/20/52	1,021,625
517,302	4.500% due 2/20/40	516,229
174,402	4.500% due 7/20/49	170,259
178,655	4.500% due 8/20/49	173,686
253,865	4.500% due 8/20/52	247,070
236,856	4.500% due 9/20/52	229,931
1,063,763	4.500% due 10/20/52	1,033,316
231,865	5.000% due 5/20/40	236,302
184,067	5.000% due 6/20/40	188,151
72,177	5.000% due 7/20/40	73,601
237,164	6.000% due 7/20/55	241,992
	TOTAL GNMA	44,132,029
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $458,520,440)	433,744,667
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 27.0%
U.S. GOVERNMENT OBLIGATIONS – 27.0%
	U.S. Treasury Bonds:
22,000,000	1.125% due 5/15/40	13,690,703
3,565,000	2.000% due 11/15/41	2,444,392
1,555,000	3.250% due 5/15/42	1,278,684
5,735,000	3.375% due 8/15/42	4,783,348
33,950,000	3.875% due 2/15/43	30,166,432
6,715,000	3.625% due 2/15/44	5,695,684
12,905,000	3.375% due 5/15/44	10,515,055
980,000	4.625% due 5/15/44	953,280
6,380,000	4.125% due 8/15/44	5,795,582
3,155,000	4.625% due 11/15/44	3,060,596
2,470,000	2.500% due 2/15/45	1,720,895
4,065,000	2.250% due 8/15/46	2,633,675
8,500,000	3.000% due 2/15/48	6,235,215
9,545,000	3.125% due 5/15/48	7,147,192
5,110,000	3.375% due 11/15/48	3,987,596
47,114,000	1.250% due 5/15/50	22,200,632
11,550,000	1.375% due 8/15/50	5,580,094
29,315,000	2.375% due 5/15/51	18,215,379
12,330,000	1.875% due 11/15/51	6,710,217
7,170,000	3.000% due 8/15/52	5,070,534
2,801,600	4.000% due 11/15/52	2,404,342
5,797,000	3.625% due 5/15/53	4,635,109
9,490,000	4.125% due 8/15/53	8,311,535

See Notes to Financial Statements.
146

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
$2,880,000	4.250% due 8/15/54	$2,576,700
1,565,000	4.500% due 11/15/54	1,460,891
6,190,000	4.625% due 2/15/55	5,899,844
	U.S. Treasury Inflation Indexed Bonds:
4,889,222	0.750% due 2/15/42	3,804,029
2,130,023	0.750% due 2/15/45	1,543,597
2,145,434	0.250% due 2/15/50	1,219,857
	U.S. Treasury Inflation Indexed Notes:
1,529,611	0.375% due 7/15/27	1,521,962
1,981,780	1.625% due 10/15/27	2,020,498
1,543,062	0.500% due 1/15/28	1,529,367
3,394,647	1.750% due 1/15/34	3,411,967
	U.S. Treasury Notes:
24,800,000	0.750% due 3/31/26	24,347,012
4,650,000	0.750% due 5/31/26	4,540,943
6,800,000	0.875% due 9/30/26	6,588,828
19,865,000	3.750% due 6/30/27	19,899,143
12,098,000	0.625% due 11/30/27	11,330,061
5,000,000	0.750% due 1/31/28	4,673,438
9,790,000	3.875% due 7/15/28	9,865,720
27,090,000	2.375% due 3/31/29(c)	25,973,596
6,015,000	4.125% due 11/30/29	6,125,197
26,290,000	4.375% due 12/31/29	27,034,541
14,500,000	3.875% due 4/30/30	14,622,910
3,245,000	3.875% due 6/30/30	3,271,619
26,000,000	0.875% due 11/15/30	22,536,719
13,415,000	4.500% due 12/31/31	13,889,765
20,305,000	4.250% due 11/15/34	20,438,252
4,890,000	4.250% due 5/15/35	4,905,281
	TOTAL U.S. GOVERNMENT OBLIGATIONS	418,267,908
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost – $455,792,156)	418,267,908
CORPORATE BONDS & NOTES – 17.6%
Basic Materials – 0.3%
200,000	AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.375% due 11/1/28	192,630
83,000	ArcelorMittal SA, Senior Unsecured Notes, 6.000% due 6/17/34	87,657
200,000	Aris Mining Corp., Company Guaranteed Notes, 8.000% due 10/31/29(b)	207,000
40,000	Arsenal AIC Parent LLC, Senior Secured Notes, 8.000% due 10/1/30(b)	42,367
100,000	Avient Corp., Senior Unsecured Notes, 6.250% due 11/1/31(b)	101,851
	BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
60,000	5.125% due 2/21/32	61,957
245,000	4.900% due 2/28/33	247,899

See Notes to Financial Statements.
147

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Basic Materials – (continued)
$25,000	5.250% due 9/8/33	$25,779
400,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	319,041
	Celanese US Holdings LLC, Company Guaranteed Notes:
45,000	6.500% due 4/15/30	45,406
45,000	6.750% due 4/15/33	45,311
65,000	Cleveland-Cliffs Inc., Company Guaranteed Notes, 6.875% due 11/1/29(b)	66,016
200,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	167,889
213,000	EIDP Inc., Senior Unsecured Notes, 5.125% due 5/15/32	218,540
	Glencore Funding LLC, Company Guaranteed Notes:
575,000	5.371% due 4/4/29(b)	592,279
50,000	6.375% due 10/6/30(b)	53,904
145,000	2.850% due 4/27/31(b)	132,195
80,000	6.500% due 10/6/33(b)	87,305
95,000	5.634% due 4/4/34(b)	97,476
200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	208,677
105,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(b)	105,037
25,000	Mativ Holdings Inc., Company Guaranteed Notes, 8.000% due 10/1/29(b)	24,745
156,000	Newmont Corp./Newcrest Finance Pty Ltd., Company Guaranteed Notes, 5.350% due 3/15/34	160,845
35,000	Novelis Corp., Company Guaranteed Notes, 6.875% due 1/30/30(b)	36,316
200,000	OCP SA, Senior Unsecured Notes, 6.750% due 5/2/34	211,185
35,000	Olin Corp., Senior Unsecured Notes, 6.625% due 4/1/33(b)	34,955
300,000	Rio Tinto Alcan Inc., Senior Unsecured Notes, 6.125% due 12/15/33	326,395
	Rio Tinto Finance USA PLC, Company Guaranteed Notes:
95,000	5.000% due 3/14/32	97,382
91,000	5.750% due 3/14/55	91,023
190,000	5.875% due 3/14/65	190,392
295,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.300% due 5/15/30	270,131
86,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.400% due 6/28/54	86,017
50,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(b)	46,782
	Total Basic Materials	4,682,384
Communications – 1.6%
200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(b)	194,618
780,000	Alphabet Inc., Senior Unsecured Notes, 5.300% due 5/15/65	750,166
	AT&T Inc., Senior Unsecured Notes:
660,000	1.650% due 2/1/28	622,783
1,986,000	2.250% due 2/1/32	1,719,989
3,495,000	2.550% due 12/1/33	2,941,746
319,000	6.050% due 8/15/56	320,737

See Notes to Financial Statements.
148

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$93,000	Bell Telephone Co. of Canada or Bell Canada, Company Guaranteed Notes, 6.875% (5-Year CMT Index + 2.390%) due 9/15/55(d)	$94,982
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
115,000	5.125% due 5/1/27(b)	114,420
140,000	4.750% due 3/1/30(b)	134,550
95,000	4.750% due 2/1/32(b)	88,125
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
320,000	4.200% due 3/15/28	318,109
180,000	2.800% due 4/1/31	161,966
235,000	6.550% due 6/1/34	249,286
3,965,000	6.384% due 10/23/35	4,131,609
230,000	5.850% due 12/1/35	230,406
126,000	3.500% due 3/1/42	89,446
310,000	4.800% due 3/1/50	239,845
80,000	4.400% due 12/1/61	54,324
25,000	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(b)	23,242
65,000	Clear Channel Outdoor Holdings Inc., Senior Secured Notes, 7.125% due 2/15/31(b)	66,026
	Comcast Corp., Company Guaranteed Notes:
585,000	3.750% due 4/1/40	485,954
375,000	2.887% due 11/1/51	224,514
35,000	CommScope LLC, Company Guaranteed Notes, 7.125% due 7/1/28(b)	35,114
	CommScope LLC, Senior Secured Notes:
27,000	4.750% due 9/1/29(b)	26,676
35,000	9.500% due 12/15/31(b)	36,197
45,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(b)	44,544
90,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(b)	90,846
	Cox Communications Inc., Company Guaranteed Notes:
80,000	5.450% due 9/1/34(b)	78,972
375,000	5.950% due 9/1/54(b)	340,171
235,000	Cox Communications Inc., Senior Unsecured Notes, 2.600% due 6/15/31(b)	209,133
109,449	Digicel Group Holdings Ltd., Senior Secured Notes, zero coupon, due 12/31/30(b)	1,776
95,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(b)	94,525
60,000	DISH DBS Corp., Company Guaranteed Notes, 5.125% due 6/1/29(e)	49,530
80,000	DISH DBS Corp., Senior Secured Notes, 5.750% due 12/1/28(b)	75,281
85,000	EchoStar Corp., Senior Secured Notes, 10.750% due 11/30/29	91,481
25,000	Embarq LLC, Senior Unsecured Notes, 7.995% due 6/1/36	11,864

See Notes to Financial Statements.
149

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$344,000	Expedia Group Inc., Company Guaranteed Notes, 3.800% due 2/15/28	$340,684
135,000	GCI LLC, Company Guaranteed Notes, 4.750% due 10/15/28(b)	131,474
45,000	Gray Media Inc., Secured Notes, 9.625% due 7/15/32(b)	45,230
45,000	Gray Media Inc., Senior Secured Notes, 7.250% due 8/15/33(b)	44,332
40,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(b)	33,400
65,000	Level 3 Financing Inc., Secured Notes, 4.500% due 4/1/30(b)	58,338
90,000	Level 3 Financing Inc., Senior Secured Notes, 6.875% due 6/30/33(b)	90,808
150,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.000% due 12/15/27(b)	149,195
	McGraw-Hill Education Inc., Senior Secured Notes:
60,000	5.750% due 8/1/28(b)	60,312
20,000	7.375% due 9/1/31(b)	20,996
	Meta Platforms Inc., Senior Unsecured Notes:
267,000	5.600% due 5/15/53	263,940
520,000	5.550% due 8/15/64	503,156
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 6.250% due 3/25/29	180,412
131,000	Motorola Solutions Inc., Senior Unsecured Notes, 5.200% due 8/15/32	134,292
	Netflix Inc., Senior Unsecured Notes:
121,000	5.375% due 11/15/29(b)	126,774
101,000	5.400% due 8/15/54	98,449
	NTT Finance Corp., Senior Unsecured Notes:
200,000	4.876% due 7/16/30(b)	203,088
600,000	5.171% due 7/16/32(b)	611,317
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes, 7.375% due 2/15/31(b)	58,037
	Paramount Global, Company Guaranteed Notes:
120,000	4.375% due 3/15/43	91,198
230,000	5.850% due 9/1/43	206,931
20,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Secured Notes, 4.500% due 9/15/26(b)	18,150
125,000	Sirius XM Radio LLC, Company Guaranteed Notes, 5.500% due 7/1/29(b)	124,822
157,000	TELUS Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 2.709%) due 10/15/55(d)	161,110
	T-Mobile USA Inc., Company Guaranteed Notes:
295,000	3.875% due 4/15/30	288,950
2,001,000	2.875% due 2/15/31	1,837,003
35,000	5.125% due 5/15/32	35,861
90,000	5.050% due 7/15/33	90,923
20,000	5.750% due 1/15/34	21,002
235,000	4.700% due 1/15/35	227,805
395,000	5.500% due 1/15/55	368,841
305,000	Uber Technologies Inc., Senior Unsecured Notes, 4.800% due 9/15/34	301,513

See Notes to Financial Statements.
150

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$90,000	Univision Communications Inc., Senior Secured Notes, 8.500% due 7/31/31(b)	$92,741
194,000	VeriSign Inc., Senior Unsecured Notes, 5.250% due 6/1/32	197,838
3,376,000	Verizon Communications Inc., Senior Unsecured Notes, 1.750% due 1/20/31	2,945,132
155,000	Videotron Ltd., Company Guaranteed Notes, 5.700% due 1/15/35(b)	156,782
50,000	Wayfair LLC, Senior Secured Notes, 7.250% due 10/31/29(b)	50,981
65,000	Windstream Services LLC/Windstream Escrow Finance Corp., Senior Secured Notes, 8.250% due 10/1/31(b)	67,612
	Total Communications	24,882,382
Consumer Cyclical – 0.5%
90,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(b)	90,094
65,000	Acushnet Co., Company Guaranteed Notes, 7.375% due 10/15/28(b)	67,940
25,000	Advance Auto Parts Inc., Senior Unsecured Notes, 7.375% due 8/1/33(b)	25,625
30,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(b)	24,225
60,000	American Airlines Inc., Senior Secured Notes, 8.500% due 5/15/29(b)	62,877
60,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	56,637
60,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(b)	56,612
	AutoZone Inc., Senior Unsecured Notes:
156,000	5.125% due 6/15/30	161,009
100,000	6.550% due 11/1/33	110,841
40,000	5.400% due 7/15/34	41,103
155,000	Caesars Entertainment Inc., Company Guaranteed Notes, 6.000% due 10/15/32(b)	151,970
54,000	Carnival Corp., Company Guaranteed Notes, 6.125% due 2/15/33(b)	55,453
45,000	Carnival Corp., Senior Unsecured Notes, 5.750% due 8/1/32(b)	45,742
	Carvana Co., Senior Secured Notes:
38,411	9.000% due 12/1/28(b)(f)	39,286
55,000	9.000% due 6/1/30(b)(f)	57,532
	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes:
140,000	6.750% due 5/15/28(b)	143,125
125,000	6.750% due 2/15/30(b)	129,527
50,000	Cougar JV Subsidiary LLC, Senior Unsecured Notes, 8.000% due 5/15/32(b)	52,991
45,000	Dana Inc., Senior Unsecured Notes, 5.375% due 11/15/27	44,928
55,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(b)	53,328
45,000	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(b)	39,054
40,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(b)	37,618

See Notes to Financial Statements.
151

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$40,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(b)	$38,298
70,000	Gates Corp., Company Guaranteed Notes, 6.875% due 7/1/29(b)	72,782
146,000	Genuine Parts Co., Senior Unsecured Notes, 4.950% due 8/15/29	149,038
55,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	52,230
70,000	Group 1 Automotive Inc., Company Guaranteed Notes, 6.375% due 1/15/30(b)	71,723
260,000	Hyundai Capital America, Senior Unsecured Notes, 5.300% due 1/8/29(b)	266,650
80,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(b)	79,856
30,000	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(b)	29,811
20,000	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(b)	18,348
30,000	LBM Acquisition LLC, Senior Secured Notes, 9.500% due 6/15/31(b)	31,441
105,000	Life Time Inc., Senior Secured Notes, 6.000% due 11/15/31(b)	106,117
65,000	Light & Wonder International Inc., Company Guaranteed Notes, 7.250% due 11/15/29(b)	66,684
40,000	Lindblad Expeditions LLC, Senior Secured Notes, 7.000% due 9/15/30(b)	40,964
80,000	Lowe’s Cos., Inc., Senior Unsecured Notes, 5.625% due 4/15/53	76,377
	Marriott International Inc., Senior Unsecured Notes:
160,000	4.500% due 10/15/31	158,655
292,000	5.350% due 3/15/35	294,809
80,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(b)	76,633
	McDonald’s Corp., Senior Unsecured Notes:
350,000	5.000% due 2/13/36	350,272
330,000	3.625% due 9/1/49	239,700
154,000	5.450% due 8/14/53	147,691
45,000	Michaels Cos., Inc., Senior Secured Notes, 5.250% due 5/1/28(b)	35,515
100,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(b)	96,742
13,000	NCL Corp., Ltd., Company Guaranteed Notes, 5.875% due 3/15/26(b)	13,031
	NCL Corp., Ltd., Senior Unsecured Notes:
15,000	6.250% due 3/1/30(b)	15,222
35,000	6.750% due 2/1/32(b)	36,096
130,000	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(b)	130,943
	O’Reilly Automotive Inc., Senior Unsecured Notes:
70,000	5.750% due 11/20/26	71,167
89,000	4.700% due 6/15/32	89,098
200,000	5.000% due 8/19/34	200,095
55,000	Penn Entertainment Inc., Senior Unsecured Notes, 4.125% due 7/1/29(b)(e)	51,259
30,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes, 5.625% due 9/1/29(b)	17,475
40,000	Qnity Electronics Inc., Senior Unsecured Notes, 6.250% due 8/15/33(b)	41,349

See Notes to Financial Statements.
152

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$35,000	QXO Building Products Inc., Senior Secured Notes, 6.750% due 4/30/32(b)	$36,148
145,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Senior Secured Notes, 6.625% due 2/1/33(b)	146,621
180,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.375% due 7/15/27(b)	181,469
	Sabre GLBL Inc., Senior Secured Notes:
12,000	8.625% due 6/1/27(b)	12,146
37,000	10.750% due 11/15/29(b)	35,769
50,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 7.250% due 5/15/31(b)	50,240
60,000	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(b)	58,327
60,000	Staples Inc., Senior Secured Notes, 10.750% due 9/1/29(b)	57,450
20,000	Starz Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(b)	15,703
55,000	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(b)	56,569
65,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(b)	61,500
20,000	SWF Holdings I Corp., Senior Unsecured Notes, 6.500% due 10/1/29(b)	8,000
	Tapestry Inc., Senior Unsecured Notes:
150,000	5.100% due 3/11/30	153,307
135,000	5.500% due 3/11/35	136,463
1,072,917	United Airlines 2016-2 Class B Pass-Through Trust, Pass Thru Certificates, 3.650% due 10/7/25	1,070,613
45,000	Vail Resorts Inc., Company Guaranteed Notes, 6.500% due 5/15/32(b)	46,611
100,000	Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes, 8.750% due 9/15/29(b)	104,577
145,000	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(b)	144,807
50,000	Voyager Parent LLC, Senior Secured Notes, 9.250% due 7/1/32(b)	52,769
	Warnermedia Holdings Inc., Company Guaranteed Notes:
55,000	4.054% due 3/15/29	52,250
680,000	4.279% due 3/15/32	586,840
55,000	5.050% due 3/15/42	37,056
160,000	5.141% due 3/15/52	99,570
45,000	Whirlpool Corp., Senior Unsecured Notes, 6.500% due 6/15/33	45,314
155,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(b)	151,328
	Total Consumer Cyclical	8,115,035
Consumer Non-cyclical – 1.8%
200,000	1261229 BC Ltd., Senior Secured Notes, 10.000% due 4/15/32(b)	207,670
159,000	AbbVie Inc., Senior Unsecured Notes, 5.500% due 3/15/64	152,751
240,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(b)	217,832

See Notes to Financial Statements.
153

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.100% due 2/2/31	$174,045
35,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(b)	33,384
165,000	Agilent Technologies Inc., Senior Unsecured Notes, 4.750% due 9/9/34	162,688
490,000	Alcon Finance Corp., Company Guaranteed Notes, 2.750% due 9/23/26(b)	481,101
140,000	Allied Universal Holdco LLC, Senior Secured Notes, 7.875% due 2/15/31(b)	147,122
229,000	Amgen Inc., Senior Unsecured Notes, 5.750% due 3/2/63	220,090
490,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.900% due 2/1/46	447,287
76,000	Avery Dennison Corp., Senior Unsecured Notes, 5.750% due 3/15/33	80,083
179,000	Bacardi Ltd./Bacardi-Martini BV, Senior Unsecured Notes, 5.400% due 6/15/33(b)	179,440
155,000	Bacardi-Martini BV, Senior Unsecured Notes, 6.000% due 2/1/35(b)	159,400
	BAT Capital Corp., Company Guaranteed Notes:
160,000	5.834% due 2/20/31	169,204
448,000	5.625% due 8/15/35	459,634
182,000	4.540% due 8/15/47	147,455
170,000	Bausch + Lomb Corp., Senior Secured Notes, 8.375% due 10/1/28(b)	177,081
20,000	Bausch Health Americas Inc., Company Guaranteed Notes, 8.500% due 1/31/27(b)	19,950
35,000	Bausch Health Cos., Inc., Company Guaranteed Notes, 5.250% due 1/30/30(b)	25,484
60,000	Bausch Health Cos., Inc., Senior Secured Notes, 4.875% due 6/1/28(b)	54,150
313,000	Biogen Inc., Senior Unsecured Notes, 5.050% due 1/15/31	321,223
340,000	Block Financial LLC, Company Guaranteed Notes, 5.375% due 9/15/32	342,107
182,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 4.650% due 9/17/34	177,248
72,000	Campbell’s Co., Senior Unsecured Notes, 5.400% due 3/21/34	73,090
	Cardinal Health Inc., Senior Unsecured Notes:
445,000	5.000% due 11/15/29	456,008
345,000	4.500% due 9/15/30	345,628
339,000	4.900% due 9/15/45	295,914
520,000	Cencora Inc., Senior Unsecured Notes, 4.850% due 12/15/29	531,854
300,000	Cencosud SA, Company Guaranteed Notes, 4.375% due 7/17/27	298,938
	Centene Corp., Senior Unsecured Notes:
105,000	2.500% due 3/1/31	89,467
350,000	2.625% due 8/1/31	296,617
35,000	CHS/Community Health Systems Inc., Secured Notes, 6.875% due 4/15/29(b)	27,825
	CHS/Community Health Systems Inc., Senior Secured Notes:
70,000	6.000% due 1/15/29(b)	67,483
45,000	4.750% due 2/15/31(b)	38,358

See Notes to Financial Statements.
154

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$55,000	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(b)	$51,966
295,000	Constellation Brands Inc., Senior Unsecured Notes, 4.800% due 5/1/30	299,516
	CVS Health Corp., Senior Unsecured Notes:
135,000	3.250% due 8/15/29	129,143
30,000	3.750% due 4/1/30	28,983
60,000	1.750% due 8/21/30	52,438
165,000	1.875% due 2/28/31	142,845
220,000	2.125% due 9/15/31	189,920
255,000	5.450% due 9/15/35	255,572
55,000	Dcli Bidco LLC, 2nd Mortgage Notes, 7.750% due 11/15/29(b)	56,355
159,000	Element Fleet Management Corp., Senior Unsecured Notes, 5.037% due 3/25/30(b)	162,122
299,000	Elevance Health Inc., Senior Unsecured Notes, 5.125% due 2/15/53	264,224
	Eli Lilly & Co., Senior Unsecured Notes:
725,000	4.550% due 10/15/32	728,601
145,000	5.500% due 2/12/55	142,983
160,900	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	165,325
153,000	Flowers Foods Inc., Senior Unsecured Notes, 5.750% due 3/15/35	155,835
115,000	Garda World Security Corp., Senior Secured Notes, 4.625% due 2/15/27(b)	114,177
90,000	Garda World Security Corp., Senior Unsecured Notes, 8.250% due 8/1/32(b)	93,570
	GE HealthCare Technologies Inc., Senior Unsecured Notes:
158,000	4.800% due 1/15/31	160,645
225,000	5.905% due 11/22/32	240,387
220,000	5.500% due 6/15/35	225,891
305,000	Haleon US Capital LLC, Company Guaranteed Notes, 3.375% due 3/24/27	301,460
50,000	Herc Holdings Inc., Senior Unsecured Notes, 7.000% due 6/15/30(b)	52,038
	Humana Inc., Senior Unsecured Notes:
30,000	5.375% due 4/15/31	30,964
295,000	5.550% due 5/1/35	298,283
200,000	Icon Investments Six DAC, Senior Secured Notes, 5.809% due 5/8/27	204,154
60,000	IQVIA Inc., Company Guaranteed Notes, 6.250% due 6/1/32(b)	61,849
98,000	IQVIA Inc., Senior Secured Notes, 6.250% due 2/1/29	103,162
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, Company Guaranteed Notes:
242,000	3.750% due 12/1/31	227,460
115,000	3.625% due 1/15/32	105,992
190,000	5.750% due 4/1/33	196,823
215,000	6.750% due 3/15/34	235,777
115,000	7.250% due 11/15/53	127,679
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings Inc./JBS USA Food Co., Company Guaranteed Notes:
405,000	5.500% due 1/15/36(b)	406,336

See Notes to Financial Statements.
155

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$340,000	6.375% due 4/15/66(b)	$335,173
	Kaiser Foundation Hospitals, Unsecured Notes:
90,000	2.810% due 6/1/41	64,794
40,000	3.002% due 6/1/51	25,577
215,000	Kenvue Inc., Company Guaranteed Notes, 5.050% due 3/22/53	196,409
225,000	Kenvue Inc., Senior Unsecured Notes, 4.850% due 5/22/32	229,102
	Keurig Dr Pepper Inc., Company Guaranteed Notes:
245,000	4.600% due 5/15/30	245,028
132,000	5.200% due 3/15/31	134,996
535,000	Kraft Heinz Foods Co., Company Guaranteed Notes, 5.200% due 3/15/32	546,463
159,000	Kroger Co., Senior Unsecured Notes, 5.650% due 9/15/64	149,167
	Laboratory Corp. of America Holdings, Company Guaranteed Notes:
255,000	4.550% due 4/1/32	252,860
358,000	4.800% due 10/1/34	351,433
65,000	LifePoint Health Inc., Senior Unsecured Notes, 10.000% due 6/1/32(b)	66,943
	Mars Inc., Senior Unsecured Notes:
205,000	4.600% due 3/1/28(b)	207,553
755,000	5.000% due 3/1/32(b)	770,600
2,700,000	5.200% due 3/1/35(b)	2,725,031
430,000	5.650% due 5/1/45(b)	423,899
160,000	5.700% due 5/1/55(b)	156,024
140,000	5.800% due 5/1/65(b)	137,377
35,000	Mavis Tire Express Services Topco Corp., Senior Unsecured Notes, 6.500% due 5/15/29(b)	34,964
105,000	Medline Borrower LP, Senior Unsecured Notes, 5.250% due 10/1/29(b)	103,979
	Philip Morris International Inc., Senior Unsecured Notes:
480,000	4.375% due 11/1/27	483,505
220,000	5.125% due 2/15/30	227,672
120,000	5.125% due 2/13/31	123,997
180,000	4.750% due 11/1/31	182,598
454,000	5.375% due 2/15/33	469,976
145,000	5.250% due 2/13/34	148,153
85,000	Post Holdings Inc., Company Guaranteed Notes, 6.375% due 3/1/33(b)	85,863
60,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(b)	59,982
85,000	Primo Water Holdings Inc./Triton Water Holdings Inc., Company Guaranteed Notes, 6.250% due 4/1/29(b)	85,448
202,630	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	205,669
	Quanta Services Inc., Senior Unsecured Notes:
272,000	5.250% due 8/9/34	275,392
37,000	3.050% due 10/1/41	26,580
148,000	Quest Diagnostics Inc., Senior Unsecured Notes, 5.000% due 12/15/34	148,213
30,188	Radiology Partners Inc., Secured Notes, 9.781% due 2/15/30(b)(f)	29,433

See Notes to Financial Statements.
156

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$85,000	Radiology Partners Inc., Senior Secured Notes, 8.500% due 7/15/32(b)	$86,773
64,000	Rollins Inc., Company Guaranteed Notes, 5.250% due 2/24/35	64,423
158,000	Royalty Pharma PLC, Company Guaranteed Notes, 5.400% due 9/2/34	160,011
306,667	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	228,007
100,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 12/1/32(b)	100,578
225,000	Smith & Nephew PLC, Senior Unsecured Notes, 2.032% due 10/14/30	200,679
504,000	Solventum Corp., Company Guaranteed Notes, 5.400% due 3/1/29	525,487
60,000	Sotera Health Holdings LLC, Senior Secured Notes, 7.375% due 6/1/31(b)	63,069
90,000	Tenet Healthcare Corp., Company Guaranteed Notes, 6.125% due 10/1/28	90,065
100,000	Tenet Healthcare Corp., Secured Notes, 6.250% due 2/1/27	100,059
120,000	Tenet Healthcare Corp., Senior Secured Notes, 6.125% due 6/15/30	121,837
162,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 3.250% due 3/15/32	142,945
295,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(b)	294,435
	UnitedHealth Group Inc., Senior Unsecured Notes:
35,000	5.300% due 2/15/30	36,420
145,000	5.300% due 6/15/35	148,223
260,000	3.500% due 8/15/39	211,049
80,000	2.750% due 5/15/40	58,079
385,000	5.375% due 4/15/54	355,367
85,000	4.950% due 5/15/62	71,907
100,000	6.050% due 2/15/63	100,289
45,000	5.750% due 7/15/64	43,082
45,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(b)	44,105
145,000	US Foods Inc., Company Guaranteed Notes, 5.750% due 4/15/33(b)	145,473
153,000	Verisk Analytics Inc., Senior Unsecured Notes, 5.250% due 6/5/34	156,001
40,000	Veritiv Operating Co., Senior Secured Notes, 10.500% due 11/30/30(b)	43,299
2,880	Vortex Opco LLC, Senior Secured Notes, 10.542% (3-Month TSFR + 6.250%) due 4/30/30(b)(d)(g)	2,707
90,000	VT Topco Inc., Senior Secured Notes, 8.500% due 8/15/30(b)	96,043
80,000	Wand NewCo 3 Inc., Senior Secured Notes, 7.625% due 1/30/32(b)	84,641
146,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 5.200% due 9/15/34	147,942
	Zoetis Inc., Senior Unsecured Notes:
159,000	4.150% due 8/17/28	159,407
64,000	4.700% due 2/1/43	57,846
	Total Consumer Non-cyclical	26,940,187
Energy – 2.7%
167,000	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, Senior Secured Notes, 4.625% due 10/15/39	138,342
105,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 7.500% due 10/1/29(b)	109,520

See Notes to Financial Statements.
157

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Aker BP ASA, Senior Unsecured Notes:
$150,000	4.000% due 1/15/31(b)	$144,030
150,000	6.000% due 6/13/33(b)	155,619
150,000	5.125% due 10/1/34(b)	145,306
220,000	5.800% due 10/1/54(b)	196,423
	AL Candelaria -spain- SA, Senior Secured Notes:
162,500	7.500% due 12/15/28	163,617
250,000	5.750% due 6/15/33(b)	219,250
105,000	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.625% due 9/1/32(b)	107,634
50,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(b)	53,062
	BP Capital Markets America Inc., Company Guaranteed Notes:
2,790,000	4.812% due 2/13/33	2,798,891
2,690,000	4.893% due 9/11/33	2,705,531
200,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	199,958
90,000	Buckeye Partners LP, Senior Unsecured Notes, 6.875% due 7/1/29(b)	93,271
200,000	Canacol Energy Ltd., Company Guaranteed Notes, 5.750% due 11/24/28	76,250
271,000	Cheniere Energy Inc., Senior Unsecured Notes, 4.625% due 10/15/28	270,787
	Cheniere Energy Partners LP, Company Guaranteed Notes:
158,000	4.000% due 3/1/31	152,261
555,000	5.550% due 10/30/35(b)	560,101
145,000	Chord Energy Corp., Company Guaranteed Notes, 6.750% due 3/15/33(b)	148,714
40,000	Civitas Resources Inc., Company Guaranteed Notes, 8.375% due 7/1/28(b)	41,541
125,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(b)	118,573
70,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(b)	70,151
97,000	Colonial Enterprises Inc., Company Guaranteed Notes, 5.627% due 11/15/35(b)	97,033
	Columbia Pipelines Holding Co. LLC, Senior Unsecured Notes:
120,000	5.097% due 10/1/31(b)	121,877
160,000	5.681% due 1/15/34(b)	163,817
115,000	Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes, 6.036% due 11/15/33(b)	121,736
	ConocoPhillips Co., Company Guaranteed Notes:
70,000	4.700% due 1/15/30	71,329
371,000	3.800% due 3/15/52	268,180
85,000	5.300% due 5/15/53	77,900
50,000	5.550% due 3/15/54	47,442
245,000	4.025% due 3/15/62	175,503
150,000	5.700% due 9/15/63	142,717
130,000	5.650% due 1/15/65	122,746
300,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(h)	296,070

See Notes to Financial Statements.
158

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Coterra Energy Inc., Senior Unsecured Notes:
$319,000	5.600% due 3/15/34	$322,990
391,000	5.400% due 2/15/35	389,363
	Diamondback Energy Inc., Company Guaranteed Notes:
160,000	5.550% due 4/1/35	161,798
100,000	6.250% due 3/15/53	99,032
45,000	5.750% due 4/18/54	41,701
75,000	5.900% due 4/18/64	69,395
	DT Midstream Inc., Company Guaranteed Notes:
80,000	4.125% due 6/15/29(b)	77,750
290,000	5.800% due 12/15/34(b)	295,512
162,000	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 5.650% due 10/15/54	154,671
550,000	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 11/2/51	388,944
	Enbridge Inc., Company Guaranteed Notes:
85,000	5.625% due 4/5/34	87,753
135,000	5.550% due 6/20/35	137,485
	Energy Transfer LP, Senior Unsecured Notes:
200,000	6.400% due 12/1/30	216,395
3,354,000	4.900% due 3/15/35	3,220,567
265,000	5.700% due 4/1/35	269,778
1,683,000	5.950% due 10/1/43	1,634,102
	ENI SpA, Senior Unsecured Notes:
365,000	5.500% due 5/15/34(b)	372,189
200,000	5.750% due 5/19/35(b)	206,507
	Enterprise Products Operating LLC, Company Guaranteed Notes:
255,000	4.600% due 1/15/31	257,302
100,000	5.200% due 1/15/36	100,910
70,000	3.300% due 2/15/53	45,908
154,000	5.550% due 2/16/55	146,974
	EOG Resources Inc., Senior Unsecured Notes:
215,000	5.000% due 7/15/32	218,917
320,000	5.350% due 1/15/36	324,774
130,000	5.650% due 12/1/54	125,670
210,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	158,840
	Expand Energy Corp., Company Guaranteed Notes:
57,000	6.750% due 4/15/29(b)	57,620
80,000	4.750% due 2/1/32	77,867
67,000	Florida Gas Transmission Co. LLC, Senior Unsecured Notes, 5.750% due 7/15/35(b)	69,021
94,160	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	94,006
105,000	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.750% due 9/1/29(b)	107,422

See Notes to Financial Statements.
159

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$96,000	Gulfstream Natural Gas System LLC, Senior Unsecured Notes, 5.600% due 7/23/35(b)	$97,067
100,000	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 5/15/32(b)	102,961
	Hess Corp., Senior Unsecured Notes:
25,000	7.300% due 8/15/31	28,822
463,000	7.125% due 3/15/33	532,938
	Hess Midstream Operations LP, Company Guaranteed Notes:
81,000	5.875% due 3/1/28(b)	82,358
91,000	5.500% due 10/15/30(b)	91,495
40,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 7.250% due 2/15/35(b)	39,029
71,000	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	79,023
75,000	Kinetik Holdings LP, Company Guaranteed Notes, 5.875% due 6/15/30(b)	75,642
125,000	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(b)	129,295
90,000	Matador Resources Co., Company Guaranteed Notes, 6.500% due 4/15/32(b)	91,312
	MPLX LP, Senior Unsecured Notes:
3,070,000	5.000% due 1/15/33	3,043,134
55,000	5.500% due 6/1/34	55,461
50,000	Nabors Industries Inc., Company Guaranteed Notes, 9.125% due 1/31/30(b)	51,237
30,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.125% due 2/15/29(b)	30,602
168,000	NGPL PipeCo LLC, Senior Unsecured Notes, 3.250% due 7/15/31(b)	151,306
135,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	135,464
4,720,000	Occidental Petroleum Corp., Senior Unsecured Notes, 7.150% due 5/15/28	4,997,630
	ONEOK Inc., Company Guaranteed Notes:
80,000	4.750% due 10/15/31	79,999
125,000	6.050% due 9/1/33	131,520
350,000	5.050% due 11/1/34	341,250
375,000	5.400% due 10/15/35	371,426
40,000	6.625% due 9/1/53	41,072
60,000	Parkland Corp., Company Guaranteed Notes, 4.625% due 5/1/30(b)	58,077
265,000	Patterson-UTI Energy Inc., Senior Unsecured Notes, 7.150% due 10/1/33	276,728
25,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	24,556
	Permian Resources Operating LLC, Company Guaranteed Notes:
140,000	7.000% due 1/15/32(b)	145,153
138,000	6.250% due 2/1/33(b)	140,567
166,680	Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30	158,462
150,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	117,563
290,000	Shell Finance US Inc., Company Guaranteed Notes, 3.250% due 4/6/50	198,216
20,000	Shell International Finance BV, Company Guaranteed Notes, 3.000% due 11/26/51	12,820

See Notes to Financial Statements.
160

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$65,000	SM Energy Co., Senior Unsecured Notes, 7.000% due 8/1/32(b)	$65,467
41,000	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 5.450% due 8/1/35(b)	41,233
100,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(b)	91,289
55,000	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 6.000% due 4/15/27	55,044
65,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Unsecured Notes, 7.375% due 2/15/29(b)	66,972
	Targa Resources Corp., Company Guaranteed Notes:
130,000	6.500% due 3/30/34	140,496
57,000	5.500% due 2/15/35	57,492
265,000	5.550% due 8/15/35	266,927
30,000	5.650% due 2/15/36	30,300
455,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.000% due 1/15/32	427,746
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(b)	5,865,093
	TotalEnergies Capital SA, Company Guaranteed Notes:
415,000	5.638% due 4/5/64	398,120
150,000	5.425% due 9/10/64	138,838
155,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30	147,440
30,000	Transocean Inc., Company Guaranteed Notes, 8.000% due 2/1/27(b)	29,947
400,000	Var Energi ASA, Senior Unsecured Notes, 5.875% due 5/22/30(b)	414,591
	Venture Global LNG Inc., Senior Secured Notes:
95,000	8.125% due 6/1/28(b)	98,439
50,000	8.375% due 6/1/31(b)	52,459
30,000	9.875% due 2/1/32(b)	32,666
50,000	Venture Global Plaquemines LNG LLC, Senior Secured Notes, 6.500% due 1/15/34(b)	52,198
	Viper Energy Partners LLC, Company Guaranteed Notes:
114,000	4.900% due 8/1/30	114,890
290,000	5.700% due 8/1/35	290,774
45,000	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(b)	44,338
30,000	Weatherford International Ltd., Company Guaranteed Notes, 8.625% due 4/30/30(b)	30,747
	Whistler Pipeline LLC, Senior Unsecured Notes:
10,000	5.400% due 9/30/29(b)	10,281
136,000	5.700% due 9/30/31(b)	141,403
162,000	5.950% due 9/30/34(b)	166,086
40,000	Williams Cos., Inc., Senior Unsecured Notes, 5.650% due 3/15/33	41,635
	Total Energy	41,531,441

See Notes to Financial Statements.
161

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – 6.4%
$75,000	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 6.750% due 7/1/32(b)	$76,950
35,000	Acrisure LLC/Acrisure Finance Inc., Senior Unsecured Notes, 6.000% due 8/1/29(b)	34,300
106,000	Agree LP, Company Guaranteed Notes, 5.625% due 6/15/34	109,028
65,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 6.500% due 10/1/31(b)	66,445
100,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(b)	100,240
	American Express Co., Senior Unsecured Notes:
440,000	5.085% (SOFRRATE + 1.020%) due 1/30/31(d)	453,491
754,000	5.016% (SOFRRATE + 1.440%) due 4/25/31(d)	774,755
212,000	American Homes 4 Rent LP, Senior Unsecured Notes, 5.500% due 2/1/34	217,704
67,000	American International Group Inc., Senior Unsecured Notes, 5.450% due 5/7/35	69,089
	American National Group Inc., Senior Unsecured Notes:
71,000	5.750% due 10/1/29	73,310
212,000	6.000% due 7/15/35	214,311
	American Tower Corp., Senior Unsecured Notes:
1,680,000	3.950% due 3/15/29	1,662,649
2,618,000	2.100% due 6/15/30	2,354,541
240,000	2.700% due 4/15/31	217,707
57,000	3.700% due 10/15/49	41,264
475,000	Ameriprise Financial Inc., Senior Unsecured Notes, 5.200% due 4/15/35	480,607
100,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(b)	97,557
50,000	Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., Secured Notes, 7.000% due 4/15/30(b)	49,224
20,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 4/15/30(b)	17,527
40,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, Senior Unsecured Notes, 7.875% due 11/1/29(b)	41,511
800,000	Ares Strategic Income Fund, Senior Unsecured Notes, 5.800% due 9/9/30(b)	812,242
	Arthur J Gallagher & Co., Senior Unsecured Notes:
87,000	4.850% due 12/15/29	88,689
192,000	5.150% due 2/15/35	192,541
137,000	Aspen Insurance Holdings Ltd., Senior Unsecured Notes, 5.750% due 7/1/30	142,231
	Athene Global Funding, Secured Notes:
448,000	4.721% due 10/8/29(b)	450,031
90,000	5.033% due 7/17/30(b)	91,414
455,000	2.646% due 10/4/31(b)	404,305
115,000	Athene Holding Ltd., Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.607%) due 10/15/54(d)	115,352
101,000	Aviation Capital Group LLC, Senior Unsecured Notes, 5.375% due 7/15/29(b)	103,576

See Notes to Financial Statements.
162

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$263,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.750% due 3/1/29(b)	$272,168
	Azorra Finance Ltd., Company Guaranteed Notes:
55,000	7.750% due 4/15/30(b)	57,738
70,000	7.250% due 1/15/31(b)	72,298
200,000	Banco Davivienda SA, Junior Subordinated Notes, 8.125% (5-Year CMT Index + 4.588%) due 7/2/35(b)(d)	206,860
200,000	Banco de Bogota SA, Subordinated Notes, 6.250% due 5/12/26	201,218
450,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(d)	440,285
400,000	Banco do Brasil SA, Junior Subordinated Notes, 8.748% (5-Year CMT Index + 4.398%)(d)(h)	399,060
300,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(d)	297,750
150,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 6.397% (5-Year CMT Index + 2.067%) due 4/30/35(b)(d)	155,250
79,000	Bank of America Corp., Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.684%)(d)(h)	81,331
	Bank of America Corp., Senior Unsecured Notes:
100,000	3.974% (3-Month TSFR + 1.472%) due 2/7/30(d)	99,168
155,000	5.162% (SOFRRATE + 1.000%) due 1/24/31(d)	159,973
685,000	2.592% (SOFRRATE + 2.150%) due 4/29/31(d)	633,468
200,000	1.898% (SOFRRATE + 1.530%) due 7/23/31(d)	177,799
4,925,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(d)	4,349,433
2,615,000	2.687% (SOFRRATE + 1.320%) due 4/22/32(d)	2,372,292
335,000	2.972% (SOFRRATE + 1.330%) due 2/4/33(d)	302,552
114,000	5.468% (SOFRRATE + 1.650%) due 1/23/35(d)	117,797
	Bank of America Corp., Subordinated Notes:
390,000	5.518% (SOFRRATE + 1.738%) due 10/25/35(d)	393,476
133,000	5.744% (SOFRRATE + 1.697%) due 2/12/36(d)	136,263
335,000	2.482% (5-Year CMT Index + 1.200%) due 9/21/36(d)	289,813
	Bank of New York Mellon Corp., Senior Unsecured Notes:
361,000	5.060% (SOFRRATE + 1.230%) due 7/22/32(d)	371,855
100,000	5.188% (SOFRRATE + 1.418%) due 3/14/35(d)	101,898
	Barclays PLC, Senior Unsecured Notes:
5,000,000	4.972% (3-Month USD-SOFR + 1.902%) due 5/16/29(d)	5,074,463
200,000	4.476% (SOFRRATE + 1.080%) due 11/11/29(d)	200,358
375,000	BNP Paribas SA, Subordinated Notes, 5.906% (SOFRRATE + 1.920%) due 11/19/35(b)(d)	382,078
	BPCE SA, Senior Non-Preferred Notes:
250,000	4.625% due 9/12/28(b)	251,317
550,000	5.876% (SOFRRATE + 1.680%) due 1/14/31(b)(d)	573,071
385,000	5.389% (SOFRRATE + 1.581%) due 5/28/31(b)(d)	394,227

See Notes to Financial Statements.
163

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$470,000	BPCE SA, Subordinated Notes, 6.508% (SOFRRATE + 2.791%) due 1/18/35(b)(d)	$492,388
67,000	Brown & Brown Inc., Senior Unsecured Notes, 6.250% due 6/23/55	68,499
156,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.245% (SOFRRATE + 1.105%) due 1/13/31(d)	161,035
	Capital One Financial Corp., Senior Unsecured Notes:
530,000	7.624% (SOFRRATE + 3.070%) due 10/30/31(d)	601,322
125,000	6.051% (SOFRRATE + 2.260%) due 2/1/35(d)	131,698
85,000	Capital One Financial Corp., Subordinated Notes, 6.183% (SOFRRATE + 2.036%) due 1/30/36(d)	87,674
530,000	Citibank NA, Senior Unsecured Notes, 4.914% due 5/29/30	543,885
81,000	Citigroup Inc., Junior Subordinated Notes, 6.875% (5-Year CMT Index + 2.890%)(d)(h)	82,418
	Citigroup Inc., Senior Unsecured Notes:
135,000	5.174% (SOFRRATE + 1.364%) due 2/13/30(d)	138,534
464,000	4.952% (SOFRRATE + 1.463%) due 5/7/31(d)	472,717
6,930,000	2.520% (SOFRRATE + 1.177%) due 11/3/32(d)	6,134,977
75,000	Citigroup Inc., Subordinated Notes, 6.174% (SOFRRATE + 2.661%) due 5/25/34(d)	79,014
265,000	Citizens Financial Group Inc., Senior Unsecured Notes, 5.253% (SOFRRATE + 1.259%) due 3/5/31(d)	270,931
125,000	Corebridge Global Funding, Senior Secured Notes, 4.900% due 8/21/32(b)	125,361
665,000	Credit Agricole SA, Senior Non-Preferred Notes, 5.222% (SOFRRATE + 1.460%) due 5/27/31(b)(d)	680,213
	Crown Castle Inc., Senior Unsecured Notes:
45,000	3.800% due 2/15/28	44,414
110,000	4.800% due 9/1/28	111,307
185,000	3.100% due 11/15/29	175,488
405,000	2.250% due 1/15/31	358,668
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(d)	197,239
	Equinix Inc., Senior Unsecured Notes:
157,000	3.900% due 4/15/32	149,477
275,000	2.950% due 9/15/51	168,773
250,000	Equitable Financial Life Global Funding, Secured Notes, 5.000% due 3/27/30(b)	256,337
80,000	Equitable Holdings Inc., Senior Unsecured Notes, 4.350% due 4/20/28	80,307
88,000	Essential Properties LP, Company Guaranteed Notes, 5.400% due 12/1/35	86,824
	Extra Space Storage LP, Company Guaranteed Notes:
79,000	4.950% due 1/15/33	79,255
145,000	5.400% due 2/1/34	147,735
206,000	First Industrial LP, Company Guaranteed Notes, 5.250% due 1/15/31	210,333
40,000	Freedom Mortgage Holdings LLC, Senior Unsecured Notes, 8.375% due 4/1/32(b)	41,255

See Notes to Financial Statements.
164

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$105,000	GGAM Finance Ltd., Company Guaranteed Notes, 6.875% due 4/15/29(b)	$108,675
285,000	Global Aircraft Leasing Co., Ltd., Senior Secured Notes, 8.750% due 9/1/27(b)	293,244
140,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	142,539
75,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 6.850% (5-Year CMT Index + 2.461%)(d)(h)	77,241
	Goldman Sachs Group Inc., Senior Unsecured Notes:
510,000	5.049% (SOFRRATE + 1.210%) due 7/23/30(d)	522,124
535,000	4.692% (SOFRRATE + 1.135%) due 10/23/30(d)	540,880
245,000	5.207% (SOFRRATE + 1.078%) due 1/28/31(d)	252,452
210,000	5.218% (SOFRRATE + 1.580%) due 4/23/31(d)	216,812
55,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(d)	49,638
154,000	5.330% (SOFRRATE + 1.550%) due 7/23/35(d)	156,623
45,000	5.016% (SOFRRATE + 1.420%) due 10/23/35(d)	44,717
140,000	Guardian Life Global Funding, Secured Notes, 4.798% due 4/28/30(b)	142,981
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(b)	64,778
	HSBC Holdings PLC, Senior Unsecured Notes:
430,000	5.130% (SOFRRATE + 1.290%) due 3/3/31(d)	440,487
400,000	5.240% (SOFRRATE + 1.570%) due 5/13/31(d)	411,187
200,000	2.848% (SOFRRATE + 2.387%) due 6/4/31(d)	185,587
65,000	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(b)	67,988
76,000	Huntington Bancshares Inc., Senior Unsecured Notes, 5.709% (SOFRRATE + 1.870%) due 2/2/35(d)	78,534
200,000	InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	200,228
490,000	Intercontinental Exchange Inc., Senior Unsecured Notes, 2.650% due 9/15/40	356,186
	Iron Mountain Inc., Company Guaranteed Notes:
80,000	7.000% due 2/15/29(b)	82,405
20,000	6.250% due 1/15/33(b)	20,466
	JPMorgan Chase & Co., Senior Unsecured Notes:
555,000	4.505% (SOFRRATE + 0.860%) due 10/22/28(d)	558,695
340,000	5.299% (SOFRRATE + 1.450%) due 7/24/29(d)	350,224
485,000	5.581% (SOFRRATE + 1.160%) due 4/22/30(d)	506,340
565,000	4.995% (SOFRRATE + 1.125%) due 7/22/30(d)	579,474
317,000	5.140% (SOFRRATE + 1.010%) due 1/24/31(d)	326,677
531,000	5.103% (SOFRRATE + 1.435%) due 4/22/31(d)	547,828
5,000,000	2.545% (SOFRRATE + 1.180%) due 11/8/32(d)	4,457,970
1,975,000	5.336% (SOFRRATE + 1.620%) due 1/23/35(d)	2,028,696
283,000	5.294% (SOFRRATE + 1.460%) due 7/22/35(d)	288,475
95,000	4.946% (SOFRRATE + 1.340%) due 10/22/35(d)	94,464
358,000	JPMorgan Chase & Co., Subordinated Notes, 5.576% (SOFRRATE + 1.635%) due 7/23/36(d)	365,163

See Notes to Financial Statements.
165

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$25,000	LFS Topco LLC, Senior Unsecured Notes, 8.750% due 7/15/30(b)	$24,456
180,000	Lincoln Financial Global Funding, Secured Notes, 4.625% due 5/28/28(b)	181,793
158,000	Lineage OP LP, Company Guaranteed Notes, 5.250% due 7/15/30(b)	159,432
	Macquarie Airfinance Holdings Ltd., Senior Unsecured Notes:
80,000	5.200% due 3/27/28(b)	81,153
71,000	6.400% due 3/26/29(b)	74,550
18,000	5.150% due 3/17/30(b)	18,202
33,000	6.500% due 3/26/31(b)	35,295
324,000	Massachusetts Mutual Life Insurance Co., Subordinated Notes, 3.375% due 4/15/50(b)	218,847
132,000	MetLife Inc., Subordinated Notes, 6.350% (5-Year CMT Index + 2.078%) due 3/15/55(d)	137,481
	Morgan Stanley, Senior Unsecured Notes:
35,000	5.449% (SOFRRATE + 1.630%) due 7/20/29(d)	36,117
330,000	4.654% (SOFRRATE + 1.100%) due 10/18/30(d)	333,172
15,000	5.230% (SOFRRATE + 1.108%) due 1/15/31(d)	15,483
1,290,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(d)	1,202,254
3,485,000	5.831% (SOFRRATE + 1.580%) due 4/19/35(d)	3,677,874
3,055,000	5.320% (SOFRRATE + 1.555%) due 7/19/35(d)	3,113,209
	Morgan Stanley, Subordinated Notes:
77,000	5.948% (5-Year CMT Index + 2.430%) due 1/19/38(d)	80,008
151,000	5.942% (5-Year CMT Index + 1.800%) due 2/7/39(d)	156,880
50,000	Nassau Cos. of New York, Senior Unsecured Notes, 7.875% due 7/15/30(b)	50,752
	Navient Corp., Senior Unsecured Notes:
30,000	5.000% due 3/15/27	29,782
30,000	7.875% due 6/15/32(e)	31,647
	Omega Healthcare Investors Inc., Company Guaranteed Notes:
78,000	4.750% due 1/15/28	78,631
92,000	3.250% due 4/15/33	80,061
	OneMain Finance Corp., Company Guaranteed Notes:
41,000	7.125% due 3/15/26	41,452
125,000	7.500% due 5/15/31	131,036
35,000	7.125% due 9/15/32	36,444
1,320,000	Ontario Teachers ’Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(b)	1,173,308
200,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.602% (5-Year CMT Index + 1.575%) due 6/15/32(d)	200,648
90,000	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(b)	93,392
155,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Company Guaranteed Notes, 7.000% due 2/1/30(b)	160,050
	PennyMac Financial Services Inc., Company Guaranteed Notes:
45,000	4.250% due 2/15/29(b)	43,403
80,000	7.875% due 12/15/29(b)	85,031
35,000	6.875% due 5/15/32(b)	35,834

See Notes to Financial Statements.
166

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$158,000	Phillips Edison Grocery Center Operating Partnership I LP, Company Guaranteed Notes, 5.750% due 7/15/34	$163,168
	PNC Financial Services Group Inc., Senior Unsecured Notes:
3,610,000	5.068% (SOFRRATE + 1.933%) due 1/24/34(d)	3,652,448
107,000	5.373% (SOFRRATE + 1.417%) due 7/21/36(d)	108,735
215,000	Protective Life Global Funding, Secured Notes, 4.803% due 6/5/30(b)	219,009
99,000	Prudential Financial Inc., Senior Unsecured Notes, 5.200% due 3/14/35	100,733
220,000	Realty Income Corp., Senior Unsecured Notes, 5.125% due 4/15/35	221,577
80,000	RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes, 6.500% due 6/15/33(b)	82,629
	Rocket Cos., Inc., Company Guaranteed Notes:
45,000	6.125% due 8/1/30(b)	46,303
45,000	6.375% due 8/1/33(b)	46,698
400,000	Royal Bank of Canada, Senior Unsecured Notes, 5.153% (SOFRRATE + 1.030%) due 2/4/31(d)	412,022
300,000	Sammons Financial Group Global Funding, Secured Notes, 4.950% due 6/12/30(b)	304,697
101,000	Santander Holdings USA Inc., Senior Unsecured Notes, 5.473% (SOFRRATE + 1.610%) due 3/20/29(d)	103,394
3,415,000	SBA Tower Trust, Asset Backed, 1.631% due 11/15/26(b)	3,303,356
	Service Properties Trust, Company Guaranteed Notes:
25,000	5.500% due 12/15/27	24,673
40,000	8.875% due 6/15/32	41,281
	Starwood Property Trust Inc., Senior Unsecured Notes:
70,000	7.250% due 4/1/29(b)	73,357
35,000	6.000% due 4/15/30(b)	35,562
171,000	Sun Communities Operating LP, Company Guaranteed Notes, 2.700% due 7/15/31	154,765
40,000	Synchrony Financial, Senior Unsecured Notes, 6.000% (SOFRRATE + 2.070%) due 7/29/36(d)	40,429
	Travelers Cos., Inc., Senior Unsecured Notes:
70,000	5.050% due 7/24/35	70,438
65,000	5.700% due 7/24/55	65,090
	Truist Financial Corp., Senior Unsecured Notes:
66,000	7.161% (SOFRRATE + 2.446%) due 10/30/29(d)	71,633
146,000	5.153% (SOFRRATE + 1.571%) due 8/5/32(d)	150,265
3,295,000	5.122% (SOFRRATE + 1.852%) due 1/26/34(d)	3,318,339
	UBS Group AG, Senior Unsecured Notes:
3,400,000	3.091% (SOFRRATE + 1.730%) due 5/14/32(b)(d)	3,129,475
1,850,000	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(b)(d)	1,630,530
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	4,937,173
200,000	United Overseas Bank Ltd., Subordinated Notes, 2.000% (5-Year CMT Index + 1.230%) due 10/14/31(d)	194,782

See Notes to Financial Statements.
167

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$40,000	Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Company Guaranteed Notes, 8.625% due 6/15/32(b)	$39,332
51,000	Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Secured Notes, 10.500% due 2/15/28(b)	53,664
1,145,000	US Bancorp, Senior Unsecured Notes, 4.839% (SOFRRATE + 1.600%) due 2/1/34(d)	1,138,140
316,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.625% due 12/1/29(b)	312,664
60,000	Walker & Dunlop Inc., Company Guaranteed Notes, 6.625% due 4/1/33(b)	62,425
	Wells Fargo & Co., Senior Unsecured Notes:
270,000	3.000% due 4/22/26	267,888
225,000	5.244% (SOFRRATE + 1.110%) due 1/24/31(d)	232,424
130,000	2.572% (3-Month TSFR + 1.262%) due 2/11/31(d)	120,490
592,000	5.150% (SOFRRATE + 1.500%) due 4/23/31(d)	609,697
735,000	3.350% (SOFRRATE + 1.500%) due 3/2/33(d)	677,719
5,845,000	5.389% (SOFRRATE + 2.020%) due 4/24/34(d)	6,014,955
95,000	6.491% (SOFRRATE + 2.060%) due 10/23/34(d)	104,470
45,000	5.013% (3-Month TSFR + 4.502%) due 4/4/51(d)	40,670
255,000	XHR LP, Company Guaranteed Notes, 6.625% due 5/15/30(b)	261,738
	Total Financial	99,312,220
Industrial – 1.0%
70,000	AAR Escrow Issuer LLC, Company Guaranteed Notes, 6.750% due 3/15/29(b)	72,031
68,000	Amrize Finance US LLC, Company Guaranteed Notes, 4.950% due 4/7/30(b)	69,406
40,000	Arcosa Inc., Company Guaranteed Notes, 6.875% due 8/15/32(b)	41,729
163,000	Arrow Electronics Inc., Senior Unsecured Notes, 5.150% due 8/21/29	166,735
15,000	Artera Services LLC, Senior Secured Notes, 8.500% due 2/15/31(b)	13,108
296,000	Avnet Inc., Senior Unsecured Notes, 6.250% due 3/15/28	308,234
385,000	BAE Systems PLC, Senior Unsecured Notes, 5.125% due 3/26/29(b)	397,074
332,969	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	267,374
	Boeing Co., Senior Unsecured Notes:
125,000	3.200% due 3/1/29	120,218
126,000	2.950% due 2/1/30	118,154
100,000	5.150% due 5/1/30	102,573
110,000	6.388% due 5/1/31	119,468
205,000	6.528% due 5/1/34	224,505
330,000	5.705% due 5/1/40	331,116
20,000	Brand Industrial Services Inc., Senior Secured Notes, 10.375% due 8/1/30(b)	19,636
	Builders FirstSource Inc., Company Guaranteed Notes:
65,000	6.375% due 3/1/34(b)	66,946
50,000	6.750% due 5/15/35(b)	52,143

See Notes to Financial Statements.
168

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$144,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 5.500% due 3/15/55	$139,885
65,000	Carlisle Cos., Inc., Senior Unsecured Notes, 5.550% due 9/15/40	65,058
171,000	CCL Industries Inc., Senior Unsecured Notes, 3.050% due 6/1/30(b)	159,809
200,000	Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%)(d)(h)	199,077
95,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.750% due 4/15/32(b)	97,609
15,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(b)	11,550
55,000	Cornerstone Building Brands Inc., Senior Secured Notes, 9.500% due 8/15/29(b)	52,936
364,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	251,642
115,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc., Senior Secured Notes, 6.625% due 12/15/30(b)	118,108
50,000	FTAI Aviation Investors LLC, Company Guaranteed Notes, 5.875% due 4/15/33(b)	50,098
	GATX Corp., Senior Unsecured Notes:
92,000	5.500% due 6/15/35	93,665
34,000	5.200% due 3/15/44	31,453
66,000	General Electric Co., Senior Unsecured Notes, 4.900% due 1/29/36	66,289
210,000	Genesee & Wyoming Inc., Senior Secured Notes, 6.250% due 4/15/32(b)	213,528
55,000	Goat Holdco LLC, Senior Secured Notes, 6.750% due 2/1/32(b)	55,954
30,000	GrafTech Finance Inc., Secured Notes, 4.625% due 12/23/29(b)	21,300
115,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	114,834
92,000	Hexcel Corp., Senior Unsecured Notes, 5.875% due 2/26/35	93,811
155,000	Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, Senior Secured Notes, 9.000% due 2/15/29(b)	162,647
274,000	Jacobs Engineering Group Inc., Company Guaranteed Notes, 5.900% due 3/1/33	286,599
380,000	John Deere Capital Corp., Senior Unsecured Notes, 4.250% due 6/5/28	383,200
140,000	L3Harris Technologies Inc., Senior Unsecured Notes, 5.050% due 6/1/29	143,747
233,695	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	239,620
159,000	Lockheed Martin Corp., Senior Unsecured Notes, 5.000% due 8/15/35	159,991
145,000	Madison IAQ LLC, Senior Unsecured Notes, 5.875% due 6/30/29(b)	143,556
153,000	MasTec Inc., Senior Unsecured Notes, 5.900% due 6/15/29	159,813
105,000	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(b)	108,241
157,000	Molex Electronic Technologies LLC, Senior Unsecured Notes, 5.250% due 4/30/32(b)	159,384
292,928	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	287,133
	Northrop Grumman Corp., Senior Unsecured Notes:
150,000	4.650% due 7/15/30	152,569
260,000	5.150% due 5/1/40	255,085

See Notes to Financial Statements.
169

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$97,000	4.030% due 10/15/47	$76,928
266,000	5.200% due 6/1/54	244,741
	Otis Worldwide Corp., Senior Unsecured Notes:
565,000	2.565% due 2/15/30	526,663
70,000	5.125% due 11/19/31	72,443
143,000	Owens Corning, Senior Unsecured Notes, 5.700% due 6/15/34	149,554
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
35,000	5.750% due 5/24/26(b)	35,259
170,000	6.050% due 8/1/28(b)	177,869
310,000	5.250% due 2/1/30(b)	319,831
85,000	Quikrete Holdings Inc., Senior Unsecured Notes, 6.750% due 3/1/33(b)	88,105
155,000	Regal Rexnord Corp., Company Guaranteed Notes, 6.050% due 4/15/28	160,471
	Republic Services Inc., Senior Unsecured Notes:
50,000	4.875% due 4/1/29	51,272
55,000	1.450% due 2/15/31	47,349
385,000	5.200% due 11/15/34	395,038
314,000	5.150% due 3/15/35	320,559
	RTX Corp., Senior Unsecured Notes:
155,000	5.750% due 11/8/26	157,572
353,000	4.125% due 11/16/28	353,380
105,000	Sealed Air Corp./Sealed Air Corp. US, Company Guaranteed Notes, 7.250% due 2/15/31(b)	110,544
95,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(b)	90,064
305,000	Simpar Europe SA, Company Guaranteed Notes, 5.200% due 1/26/31	254,858
75,000	Sonoco Products Co., Senior Unsecured Notes, 4.600% due 9/1/29	75,356
50,000	Standard Building Solutions Inc., Senior Unsecured Notes, 6.500% due 8/15/32(b)	51,606
30,000	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(b)	29,676
90,000	TransDigm Inc., Company Guaranteed Notes, 6.375% due 5/31/33(b)	91,196
	TransDigm Inc., Senior Secured Notes:
135,000	6.875% due 12/15/30(b)	139,994
5,000	6.250% due 1/31/34(b)	5,130
10,000	TransDigm Inc., Senior Subordinated Notes, 6.750% due 1/31/34(b)	10,323
90,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 12.750% due 12/31/28(b)	96,241
	Veralto Corp., Company Guaranteed Notes:
130,000	5.500% due 9/18/26	131,347
53,000	5.350% due 9/18/28	54,730
80,000	5.450% due 9/18/33	82,635
80,000	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(b)	78,091
131,000	Waste Connections Inc., Senior Unsecured Notes, 5.250% due 9/1/35	133,945
85,000	Waste Management Inc., Company Guaranteed Notes, 4.950% due 3/15/35	85,425
110,000	Watco Cos LLC/Watco Finance Corp., Senior Unsecured Notes, 7.125% due 8/1/32(b)	115,009

See Notes to Financial Statements.
170

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$35,000	WESCO Distribution Inc., Company Guaranteed Notes, 6.375% due 3/15/33(b)	$36,303
	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes:
589,000	4.900% due 5/29/30	602,110
235,000	5.611% due 3/11/34	243,892
2,400,000	WRKCo Inc., Company Guaranteed Notes, 3.900% due 6/1/28	2,382,259
170,000	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(b)	176,957
200,000	Yinson Bergenia Production BV, Senior Secured Notes, 8.498% due 1/31/45(b)	208,913
	Total Industrial	15,432,279
Technology – 0.6%
450,000	Accenture Capital Inc., Company Guaranteed Notes, 4.250% due 10/4/31	448,560
40,000	Amentum Holdings Inc., Company Guaranteed Notes, 7.250% due 8/1/32(b)	41,718
75,000	AppLovin Corp., Senior Unsecured Notes, 5.375% due 12/1/31	77,279
110,000	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(b)	107,903
101,000	Atlassian Corp., Senior Unsecured Notes, 5.250% due 5/15/29	104,030
404,000	Broadcom Inc., Company Guaranteed Notes, 3.500% due 2/15/41(b)	320,228
	Broadcom Inc., Senior Unsecured Notes:
260,000	4.150% due 2/15/28	260,291
95,000	5.050% due 7/12/29	97,686
610,000	5.200% due 7/15/35	615,551
35,000	CACI International Inc., Company Guaranteed Notes, 6.375% due 6/15/33(b)	36,101
18,000	Castle US Holding Corp., Secured Notes, 10.000% due 6/30/31(b)	2,489
40,000	Cloud Software Group Inc., Secured Notes, 9.000% due 9/30/29(b)	41,697
	Cloud Software Group Inc., Senior Secured Notes:
65,000	6.500% due 3/31/29(b)	65,715
35,000	6.625% due 8/15/33(b)	35,484
55,000	CoreWeave Inc., Company Guaranteed Notes, 9.250% due 6/1/30(b)	55,197
74,000	Dell Inc., Senior Unsecured Notes, 6.500% due 4/15/38	78,478
30,000	Diebold Nixdorf Inc., Senior Secured Notes, 7.750% due 3/31/30(b)	31,740
95,000	Ellucian Holdings Inc., Senior Secured Notes, 6.500% due 12/1/29(b)	96,642
	Fiserv Inc., Senior Unsecured Notes:
162,000	4.550% due 2/15/31	161,971
131,000	5.450% due 3/15/34	134,175
	Foundry JV Holdco LLC, Senior Secured Notes:
360,000	5.500% due 1/25/31(b)	373,827
600,000	6.150% due 1/25/32(b)	637,004
	Hewlett Packard Enterprise Co., Senior Unsecured Notes:
358,000	5.000% due 10/15/34	351,966
465,000	5.600% due 10/15/54	429,416
	Intel Corp., Senior Unsecured Notes:
185,000	4.150% due 8/5/32	176,074
265,000	3.734% due 12/8/47	184,392

See Notes to Financial Statements.
171

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$325,000	3.250% due 11/15/49	$202,957
240,000	4.750% due 3/25/50	192,179
90,000	3.050% due 8/12/51	53,216
125,000	5.050% due 8/5/62	100,327
445,000	International Business Machines Corp., Senior Unsecured Notes, 4.800% due 2/10/30	456,018
295,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 4.100% due 10/15/41	232,051
289,000	Marvell Technology Inc., Senior Unsecured Notes, 5.950% due 9/15/33	305,991
25,000	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(b)	23,087
305,000	Micron Technology Inc., Senior Unsecured Notes, 5.650% due 11/1/32	318,917
75,000	NetApp Inc., Senior Unsecured Notes, 5.500% due 3/17/32	77,652
	NVIDIA Corp., Senior Unsecured Notes:
100,000	2.850% due 4/1/30	95,573
335,000	3.500% due 4/1/40	283,566
127,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 4.850% due 8/19/32	126,931
	Oracle Corp., Senior Unsecured Notes:
165,000	2.950% due 4/1/30	155,379
90,000	4.700% due 9/27/34	87,001
250,000	3.800% due 11/15/37	213,250
549,000	3.600% due 4/1/50	375,449
55,000	5.500% due 9/27/64	48,776
312,000	Paychex Inc., Senior Unsecured Notes, 5.350% due 4/15/32	322,746
106,000	Qorvo Inc., Company Guaranteed Notes, 3.375% due 4/1/31(b)	96,384
	QUALCOMM Inc., Senior Unsecured Notes:
400,000	4.750% due 5/20/32	407,131
70,000	4.800% due 5/20/45	63,916
97,000	Roper Technologies Inc., Senior Unsecured Notes, 4.250% due 9/15/28	97,371
105,000	UKG Inc., Senior Secured Notes, 6.875% due 2/1/31(b)	108,576
79,000	Workday Inc., Senior Unsecured Notes, 3.800% due 4/1/32	74,883
	Total Technology	9,484,941
Utilities – 2.7%
200,000	Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.949% due 2/12/30	185,617
278,000	Adani Transmission Step-One Ltd., Senior Secured Notes, 4.250% due 5/21/36	245,452
84,000	AEP Texas Inc., Senior Unsecured Notes, 5.450% due 5/15/29	87,183
	Alabama Power Co., Senior Unsecured Notes:
30,000	5.100% due 4/2/35	30,373
280,000	3.450% due 10/1/49	197,993
	Arizona Public Service Co., Senior Unsecured Notes:
270,000	5.700% due 8/15/34	279,727
323,000	5.900% due 8/15/55	321,779
115,000	Atmos Energy Corp., Senior Unsecured Notes, 5.900% due 11/15/33	123,841
185,000	Baltimore Gas & Electric Co., Senior Unsecured Notes, 5.450% due 6/1/35	190,630

See Notes to Financial Statements.
172

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$1,100,000	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 5.950% due 5/15/37	$1,170,383
149,000	Black Hills Corp., Senior Unsecured Notes, 6.000% due 1/15/35	156,719
75,000	Boston Gas Co., Senior Unsecured Notes, 3.757% due 3/16/32(b)	70,330
345,000	Brooklyn Union Gas Co., Senior Unsecured Notes, 4.866% due 8/5/32(b)	337,358
198,982	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(b)	212,413
292,000	CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	302,505
200,000	Chile Electricity Lux Mpc II SARL, Government Guaranteed Notes, 5.672% due 10/20/35(b)	203,998
179,000	Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	186,504
180,833	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(b)	161,665
100,000	Cleco Corporate Holdings LLC, Senior Unsecured Notes, 3.375% due 9/15/29	93,395
79,000	CMS Energy Corp., Junior Subordinated Notes, 6.500% (5-Year CMT Index + 1.961%) due 6/1/55(d)	80,583
200,000	Comision Federal de Electricidad, Company Guaranteed Notes, 6.450% due 1/24/35(b)	201,371
320,000	Commonwealth Edison Co., 1st Mortgage Notes, 5.950% due 6/1/55	328,841
	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
400,000	3.200% due 12/1/51	262,879
110,000	5.700% due 5/15/54	108,756
185,000	5.500% due 3/15/55	177,666
934,152	Consumers 2023 Securitization Funding LLC, Senior Secured Notes, 5.550% due 3/1/28	941,795
96,000	Consumers Energy Co., 1st Mortgage Notes, 4.500% due 1/15/31	96,898
	Dominion Energy Inc., Senior Unsecured Notes:
160,000	4.600% due 5/15/28	161,771
3,100,000	3.375% due 4/1/30	2,974,608
435,000	5.000% due 6/15/30	446,878
212,000	DTE Energy Co., Senior Unsecured Notes, 5.850% due 6/1/34	222,626
480,000	Duke Energy Carolinas LLC, 1st Mortgage Notes, 5.300% due 2/15/40	480,839
	Duke Energy Corp., Senior Unsecured Notes:
705,000	2.550% due 6/15/31	634,518
85,000	5.450% due 6/15/34	87,748
175,000	5.000% due 8/15/52	152,639
272,000	5.800% due 6/15/54	265,098
180,000	Duke Energy Ohio Inc., 1st Mortgage Notes, 5.550% due 3/15/54	174,768
	Duke Energy Progress LLC, 1st Mortgage Notes:
270,000	5.050% due 3/15/35	272,507
215,000	5.550% due 3/15/55	209,192

See Notes to Financial Statements.
173

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	Edison International, Senior Unsecured Notes:
$310,000	6.250% due 3/15/30	$322,468
35,000	5.250% due 3/15/32	34,425
62,060	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	61,047
200,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	182,098
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27	200,102
81,000	Entergy Arkansas LLC, 1st Mortgage Notes, 5.750% due 6/1/54	80,641
151,000	Entergy Corp., Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.670%) due 12/1/54(d)	157,259
111,000	Entergy Louisiana LLC, 1st Mortgage Notes, 4.750% due 9/15/52	95,327
164,000	Evergy Kansas Central Inc., 1st Mortgage Notes, 5.700% due 3/15/53	161,315
	Eversource Energy, Senior Unsecured Notes:
370,000	5.125% due 5/15/33	371,161
392,000	5.500% due 1/1/34	400,699
198,101	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes, 7.250% due 1/31/41(b)	203,397
85,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	84,379
1,945,000	Florida Power & Light Co., 1st Mortgage Notes, 5.300% due 6/15/34	2,011,332
	Georgia Power Co., Senior Unsecured Notes:
365,000	4.550% due 3/15/30	370,798
200,000	5.200% due 3/15/35	203,012
315,000	Interstate Power & Light Co., Senior Unsecured Notes, 5.600% due 6/29/35	325,701
220,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(b)	206,731
80,000	Jersey Central Power & Light Co., Senior Unsecured Notes, 5.100% due 1/15/35	79,931
284,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	266,423
68,000	Kentucky Utilities Co., 1st Mortgage Notes, 5.850% due 8/15/55	67,506
65,000	Lightning Power LLC, Senior Secured Notes, 7.250% due 8/15/32(b)	68,955
219,436	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	220,882
169,400	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	167,305
30,000	Monongahela Power Co., 1st Mortgage Notes, 5.850% due 2/15/34(b)	31,548
67,000	National Fuel Gas Co., Senior Unsecured Notes, 5.950% due 3/15/35	69,115
2,960,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.000% due 8/15/34	2,987,980
735,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 2.250% due 6/1/30	670,065
160,000	Niagara Mohawk Power Corp., Senior Unsecured Notes, 4.647% due 10/3/30(b)	160,695
73,000	NiSource Inc., Junior Subordinated Notes, 6.950% (5-Year CMT Index + 2.451%) due 11/30/54(d)	75,905

See Notes to Financial Statements.
174

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	NiSource Inc., Senior Unsecured Notes:
$259,000	3.600% due 5/1/30	$250,982
227,000	5.350% due 4/1/34	232,192
205,000	5.350% due 7/15/35	207,013
132,000	5.850% due 4/1/55	129,798
60,000	NRG Energy Inc., Company Guaranteed Notes, 6.000% due 2/1/33(b)	60,808
	NSTAR Electric Co., Senior Unsecured Notes:
95,000	5.400% due 6/1/34	98,195
195,000	5.200% due 3/1/35	198,048
110,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	97,650
	Ohio Edison Co., Senior Unsecured Notes:
125,000	4.950% due 12/15/29(b)	127,756
70,000	5.500% due 1/15/33(b)	72,175
455,000	Ohio Power Co., Senior Unsecured Notes, 5.000% due 6/1/33	457,641
245,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.350% due 4/1/35(b)	251,863
200,000	Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	199,400
	Pacific Gas & Electric Co., 1st Mortgage Notes:
885,000	2.500% due 2/1/31	784,850
340,000	6.150% due 1/15/33	357,194
225,000	6.950% due 3/15/34	246,488
35,000	5.800% due 5/15/34	35,789
112,000	3.300% due 8/1/40	82,826
95,000	4.750% due 2/15/44	78,687
61,000	4.950% due 7/1/50	50,509
85,000	3.500% due 8/1/50	55,749
218,000	6.750% due 1/15/53	225,037
213,000	5.900% due 10/1/54	199,170
66,000	6.150% due 3/1/55	63,865
280,000	Pacific Gas & Electric Co., Senior Secured Notes, 3.250% due 6/1/31	256,750
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	199,254
65,000	Pike Corp., Senior Unsecured Notes, 8.625% due 1/31/31(b)	69,558
	Pinnacle West Capital Corp., Senior Unsecured Notes:
182,000	4.900% due 5/15/28	184,719
267,000	5.150% due 5/15/30	274,677
109,000	PSEG Power LLC, Senior Unsecured Notes, 5.200% due 5/15/30(b)	112,151
265,000	Public Service Co. of Oklahoma, Senior Unsecured Notes, 5.200% due 1/15/35	265,734
	Public Service Enterprise Group Inc., Senior Unsecured Notes:
435,000	4.900% due 3/15/30	444,759
40,000	6.125% due 10/15/33	42,896
620,000	5.400% due 3/15/35	632,773

See Notes to Financial Statements.
175

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	Puget Energy Inc., Senior Secured Notes:
$75,000	4.100% due 6/15/30	$73,117
760,000	5.725% due 3/15/35	773,037
200,000	Saavi Energia SARL, Senior Unsecured Notes, 8.875% due 2/10/35(b)	212,000
245,000	San Diego Gas & Electric Co., 1st Mortgage Notes, 5.400% due 4/15/35	251,109
	Southern California Edison Co., 1st Mortgage Notes:
360,000	5.950% due 11/1/32	378,699
255,000	5.200% due 6/1/34	253,682
130,000	4.650% due 10/1/43	109,341
5,000	4.000% due 4/1/47	3,718
440,000	4.125% due 3/1/48	332,277
65,000	5.700% due 3/1/53	59,875
5,000	5.875% due 12/1/53	4,748
192,000	5.900% due 3/1/55	183,343
60,000	6.200% due 9/15/55	59,619
	Southern California Gas Co., 1st Mortgage Notes:
5,855,000	5.750% due 6/1/53	5,726,104
65,000	5.600% due 4/1/54	62,819
430,000	6.000% due 6/15/55	436,079
51,000	Southern Co., Junior Subordinated Notes, 6.375% (5-Year CMT Index + 2.069%) due 3/15/55(d)	53,363
	Southern Co., Senior Unsecured Notes:
65,000	4.850% due 6/15/28	66,301
45,000	5.700% due 3/15/34	47,123
130,000	4.850% due 3/15/35	127,640
193,000	Southwest Gas Corp., Senior Unsecured Notes, 2.200% due 6/15/30	174,845
90,000	Southwestern Electric Power Co., Senior Unsecured Notes, 5.300% due 4/1/33	91,430
169,056	Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	162,560
356,000	Trans-Allegheny Interstate Line Co., Senior Unsecured Notes, 5.000% due 1/15/31(b)	364,708
15,000	Venture Global Plaquemines LNG LLC, Senior Secured Notes, 7.500% due 5/1/33(b)	16,453
	Virginia Electric & Power Co., Senior Unsecured Notes:
130,000	5.000% due 4/1/33	131,821
510,000	5.000% due 1/15/34	512,400
145,000	5.050% due 8/15/34	146,274
25,000	4.200% due 5/15/45	20,458
105,000	5.350% due 1/15/54	97,839
71,000	5.550% due 8/15/54	68,388
155,000	5.650% due 3/15/55	151,646
115,000	Wisconsin Power & Light Co., Senior Unsecured Notes, 5.375% due 3/30/34	118,757

See Notes to Financial Statements.
176

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	Xcel Energy Inc., Senior Unsecured Notes:
$180,000	4.600% due 6/1/32	$177,238
365,000	5.600% due 4/15/35	373,115
	Total Utilities	42,046,930
	TOTAL CORPORATE BONDS & NOTES (Cost – $273,842,835)	272,427,799
COLLATERALIZED MORTGAGE OBLIGATIONS – 16.2%
Asset Backed Securities – 0.5%
193,701	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(b)	175,691
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(b)(d)	3,834,507
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(b)(d)	3,272,532
	Total Asset Backed Securities	7,282,730
Mortgage Securities – 15.7%
130,000	1345T, Series 2025-AOA, Class A, 5.963% (1-Month TSFR + 1.600%) due 6/15/42(b)(d)	130,528
220,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.538% (1-Month TSFR + 1.180%) due 9/15/34(b)(d)	218,350
260,000	ACRES LLC, Series 2025-FL3, Class A, 5.939% (1-Month TSFR + 1.619%) due 8/18/40(b)(d)	260,466
171,032	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 5.115% due 1/25/61(b)	171,201
	Alternative Loan Trust:
477,335	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	408,201
4,064,904	Series 2005-7CB, Class 2A2, 0.613% (1-Month TSFR + 4.936%) due 3/1/38(d)(i)	244,975
4,064,904	Series 2005-7CB, Class 2A5, 4.887% (1-Month TSFR + 0.564%) due 3/1/38(d)	2,984,839
3,405,180	Series 2006-OA2, Class A1, 4.875% (1-Month TSFR + 0.534%) due 5/20/46(d)	3,022,889
1,815,522	Series 2007-4CB, Class 1A1, 5.037% (1-Month TSFR + 0.714%) due 4/25/37(d)	1,384,448
6,372,703	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	2,630,789
	Angel Oak Mortgage Trust:
284,309	Series 2021-1, Class A1, 0.909% due 1/25/66(b)(d)	248,032
261,275	Series 2021-2, Class A1, 0.985% due 4/25/66(b)(d)	225,499
498,431	Series 2021-3, Class A1, 1.068% due 5/25/66(b)(d)	428,702
422,606	Series 2021-4, Class A1, 1.035% due 1/20/65(b)(d)	357,204
599,066	Series 2021-5, Class A1, 0.951% due 7/25/66(b)(d)	523,809
994,302	Series 2021-6, Class A1, 1.458% due 9/25/66(b)(d)	846,811
1,135,839	Series 2022-1, Class A1, step bond to yield, 2.881% due 12/25/66(b)	1,066,639
260,000	Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, 5.694% (1-Month TSFR + 1.354%) due 8/20/42(b)(d)	259,674

See Notes to Financial Statements.
177

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$130,000	ARDN Mortgage Trust, Series 2025-ARCP, Class A, 6.113% (1-Month TSFR + 1.750%) due 6/15/35(b)(d)	$129,831
82,600	AREIT Ltd., Series 2024-CRE9, Class A, 6.050% (1-Month TSFR + 1.686%) due 5/17/41(b)(d)	82,596
	BANK:
9,688,741	Series 2017-BNK4, Class XA, 1.487% due 5/15/50(d)(i)	159,982
14,950,564	Series 2018-BN10, Class XA, 0.828% due 2/15/61(d)(i)	206,980
6,404,223	Series 2022-BNK39, Class XA, 0.524% due 2/15/55(d)(i)	145,676
1,675,272	Series 2023-BNK45, Class XA, 1.205% due 2/15/56(d)(i)	90,468
3,454,632	Series 2024-BNK47, Class XA, 1.042% due 6/15/57(d)(i)	195,461
3,863,987	Series 2024-BNK48, Class XA, 1.350% due 10/15/57(d)(i)	316,179
	BANK5:
1,033,182	Series 2023-5YR4, Class XA, 1.258% due 12/15/56(d)(i)	28,399
12,259,168	Series 2024-5YR8, Class XA, 1.126% due 8/15/57(d)(i)	376,202
360,000	Series 2024-5YR9, Class A3, 5.614% due 8/15/57	375,763
180,000	Series 2025-5YR15, Class AS, 5.762% due 7/15/58	187,137
343,000	Series 2025-5YR16, Class AS, 5.751% due 8/15/63(d)	355,747
270,000	BANK5 Trust, Series 2024-5YR6, Class A3, 6.225% due 5/15/57	285,790
	BBCMS Mortgage Trust:
1,419,837	Series 2020-C7, Class XA, 1.705% due 4/15/53(d)(i)	66,488
305,000	Series 2022-C15, Class A5, 3.662% due 4/15/55(d)	283,205
362,000	Series 2024-5C29, Class A3, 5.208% due 9/15/57	372,740
2,488,268	Series 2024-C24, Class XA, 1.864% due 2/15/57(d)(i)	240,337
3,675,948	Series 2024-C26, Class XA, 1.241% due 5/15/57(d)(i)	265,338
2,423,616	Series 2024-C28, Class XA, 1.327% due 9/15/57(d)(i)	185,422
1,958,402	Series 2025-C32, Class XA, 1.356% due 2/15/62(d)(i)	164,734
360,000	BDS LLC, Series 2024-FL13, Class A, 5.929% (1-Month TSFR + 1.576%) due 9/19/39(b)(d)	361,794
1,741,896	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.505% due 2/25/36(d)	1,233,263
	Benchmark Mortgage Trust:
2,343,809	Series 2020-B22, Class XA, 1.614% due 1/15/54(d)(i)	149,339
2,375,000	Series 2022-B35, Class A5, 4.591% due 5/15/55(d)	2,316,970
6,199,505	Series 2023-B39, Class XA, 0.722% due 7/15/56(d)(i)	224,896
1,697,169	Series 2023-B40, Class XA, 1.428% due 12/15/56(d)(i)	96,236
358,000	Series 2024-V9, Class A3, 5.602% due 8/15/57	372,896
180,000	Series 2025-V16, Class A3, 5.439% due 8/15/58(d)	187,586
	BFLD Trust:
130,000	Series 2025-EWEST, Class C, 6.463% (1-Month TSFR + 2.100%) due 6/15/42(b)(d)	129,972
170,000	Series 2025-FPM, Class A, 5.011% due 10/10/30(b)(d)	170,791
283,717	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(b)(d)	258,114

See Notes to Financial Statements.
178

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	BMO Mortgage Trust:
$7,277,490	Series 2024-5C5, Class XA, 1.392% due 2/15/57(d)(i)	$281,999
361,000	Series 2024-5C6, Class A3, 5.316% due 9/15/57	371,953
232,000	Series 2024-5C7, Class AS, 5.888% due 11/15/57(d)	240,781
3,406,285	Series 2024-C9, Class XA, 1.078% due 7/15/57(d)(i)	217,584
1,410,000	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 6.284% (1-Month TSFR + 1.921%) due 8/15/41(b)(d)	1,416,169
620,000	BPR Trust, Series 2024-PMDW, Class A, 5.358% due 11/5/41(b)(d)	632,792
135,657	BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.941% due 2/25/49(b)(d)	127,073
357,000	BRSP Ltd., Series 2024-FL2, Class A, 6.299% (1-Month TSFR + 1.945%) due 8/19/37(b)(d)	356,979
695,000	BWAY Trust, Series 2025-1535, Class A, 6.519% due 5/5/42(b)(d)	722,141
	BX:
175,000	Series 2021-MFM1, Class D, 5.977% (1-Month TSFR + 1.614%) due 1/15/34(b)(d)	175,055
3,375,000	Series 2024-PALM, Class B, 6.154% (1-Month TSFR + 1.791%) due 6/15/37(b)(d)	3,359,831
	BX Commercial Mortgage Trust:
80,330	Series 2021-21M, Class A, 5.207% (1-Month TSFR + 0.844%) due 10/15/36(b)(d)	80,305
96,883	Series 2021-VOLT, Class E, 6.478% (1-Month TSFR + 2.114%) due 9/15/36(b)(d)	96,489
148,744	Series 2021-XL2, Class A, 5.166% (1-Month TSFR + 0.803%) due 10/15/38(b)(d)	148,698
205,507	Series 2022-LP2, Class A, 5.376% (1-Month TSFR + 1.013%) due 2/15/39(b)(d)	205,507
2,288,850	Series 2024-MDHS, Class B, 6.204% (1-Month TSFR + 1.841%) due 5/15/41(b)(d)	2,294,572
2,400,000	Series 2025-BCAT, Class A, 5.730% (1-Month TSFR + 1.380%) due 8/15/42(b)(d)	2,402,250
130,000	Series 2025-BCAT, Class C, 6.250% (1-Month TSFR + 1.900%) due 8/15/42(b)(d)	130,325
	BX Trust:
200,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(b)(d)	184,379
280,000	Series 2024-PAT, Class A, 6.453% (1-Month TSFR + 2.090%) due 3/15/41(b)(d)	280,525
182,000	BXP Trust, Series 2017-GM, Class B, 3.539% due 6/13/39(b)(d)	176,549
15,231,685	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.370% due 5/10/50(d)(i)	209,670
240,000	CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, 5.352% (1-Month TSFR + 0.988%) due 2/15/39(b)(d)	236,447
326,000	CENT, Series 2025-CITY, Class A, 5.091% due 7/10/40(b)(d)	330,292
738,425	CIM Trust, Series 2021-R6, Class A1, 1.425% due 7/25/61(b)(d)	668,234

See Notes to Financial Statements.
179

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	Citigroup Commercial Mortgage Trust:
$234,319	Series 2015-GC31, Class A4, 3.762% due 6/10/48	$230,150
24,674,670	Series 2015-GC35, Class XA, 0.830% due 11/10/48(d)(i)	27,048
400,000	Series 2016-P4, Class B, 3.377% due 7/10/49	376,497
170,000	Series 2020-555, Class A, 2.647% due 12/10/41(b)	153,662
2,195,000	Series 2023-SMRT, Class B, 6.048% due 10/12/40(b)(d)	2,243,064
	COLT Mortgage Loan Trust:
405,290	Series 2021-1, Class A1, 0.910% due 6/25/66(b)(d)	351,697
422,173	Series 2021-2, Class A1, 0.924% due 8/25/66(b)(d)	358,290
761,263	Series 2021-3, Class A1, 0.956% due 9/27/66(b)(d)	639,725
1,091,148	Series 2021-HX1, Class A1, 1.110% due 10/25/66(b)(d)	946,052
1,060,090	Series 2022-1, Class A1, 2.284% due 12/27/66(b)(d)	967,874
	Commercial Mortgage Trust:
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(b)	194,110
300,000	Series 2022-HC, Class C, 3.376% due 1/10/39(b)	281,467
370,000	Series 2024-277P, Class A, 6.338% due 8/10/44(b)	391,004
255,000	Series 2024-CBM, Class A2, 5.867% due 12/10/41(b)(d)	259,748
230,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, 6.148% (SOFR30A + 1.800%) due 2/25/44(b)(d)	231,867
	Credit Suisse Commercial Mortgage Capital Trust:
967,532	Series 2018-RPL9, Class A, 3.850% due 9/25/57(b)(d)	934,766
325,839	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(b)(d)	268,589
405,819	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(b)(d)	343,714
2,434,122	Series 2021-RPL3, Class A1, 2.000% due 1/25/60(b)(d)	2,162,055
284,754	Series 2021-RPL4, Class A1, 4.134% due 12/27/60(b)(d)	283,885
1,293,295	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	630,797
	CSMC:
775,805	Series 2010-8R, Class 5A11, 5.662% due 2/26/37(b)(d)	775,080
163,601	Series 2021-B33, Class A1, 3.053% due 10/10/43(b)	155,939
113,859	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(b)(d)	103,481
546,369	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(b)(d)	490,383
634,208	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(b)(d)	553,114
494,002	Series 2021-NQM8, Class A1, 1.841% due 10/25/66(b)(d)	448,082
	Csmc Trust:
1,033,506	Series 2021-NQM6, Class A1, 1.174% due 7/25/66(b)(d)	885,176
1,258,737	Series 2022-NQM1, Class A1, 2.265% due 11/25/66(b)(d)	1,156,971
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.381% due 6/10/50(d)(i)	109,953
1,764,397	Series 2020-C9, Class XA, 1.699% due 9/15/53(d)(i)	82,061
300,000	DC Trust, Series 2024-HLTN, Class A, 5.933% due 4/13/40(b)(d)	303,598
	Deephaven Residential Mortgage Trust:
65,093	Series 2021-1, Class A1, 0.715% due 5/25/65(b)(d)	62,142
170,266	Series 2021-2, Class A1, 0.899% due 4/25/66(b)(d)	151,335

See Notes to Financial Statements.
180

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$180,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.757% due 6/5/35(b)(d)	$173,578
3,589,501	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 4.985% (1-Month TSFR + 0.634%) due 8/19/45(d)	2,771,414
180,000	Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% due 8/10/42(b)(d)	183,300
	Ellington Financial Mortgage Trust:
68,569	Series 2021-1, Class A1, 0.797% due 2/25/66(b)(d)	60,070
186,669	Series 2021-2, Class A1, 0.931% due 6/25/66(b)(d)	157,235
698,967	Series 2021-3, Class A1, 1.241% due 9/25/66(b)(d)	584,807
573,478	Series 2022-1, Class A1, 2.206% due 1/25/67(b)(d)	506,646
306,322	Extended Stay America Trust, Series 2021-ESH, Class A, 5.557% (1-Month TSFR + 1.194%) due 7/15/38(b)(d)	306,227
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
3,952,231	Series 4223, Class SB, 0.049% (SOFR30A + 5.293%) due 7/15/43(d)	2,717,675
541,920	Series 4447, Class IO, 5.000% due 3/15/45(i)	111,209
631,912	Series 4504, Class DZ, 3.500% due 8/15/45	596,785
141,011	Series 4518, Class CZ, 3.500% due 10/15/45	131,791
161,375	Series 4751, Class PL, 3.000% due 12/15/47	126,323
3,432,927	Series 4892, Class ES, 1.687% (SOFR30A + 6.036%) due 7/25/45(d)(i)	402,614
7,278,947	Series 4957, Class PB, 2.500% due 3/25/50	6,150,424
299,677	Series 5018, Class LW, 1.000% due 10/25/40	244,010
10,026,310	Series 5068, Class UZ, 2.500% due 1/25/51	6,256,266
634,255	Series 5083, Class AI, 2.500% due 3/25/51(i)	95,192
1,255,841	Series 5092, Class WI, 2.500% due 4/25/36(i)	112,005
5,471,373	Series 5131, Class IG, 3.500% due 8/25/51(i)	1,005,627
730,022	Series 5169, Class IO, 3.000% due 9/25/51(i)	118,400
605,161	Series 5178, Class IO, 4.000% due 3/25/45(i)	100,529
467,066	Series 5201, Class PA, 2.500% due 3/25/52	420,582
1,285,131	Series 5537, Class CS, 1.402% (SOFR30A + 5.750%) due 5/25/55(d)(i)	92,235
	Federal National Mortgage Association (FNMA), Aces:
30,150,088	Series 2020-M12, Class IO, 1.406% due 7/25/29(d)(i)	1,070,295
9,090,810	Series 2020-M15, Class X1, 1.563% due 9/25/31(d)(i)	551,633
20,577,185	Series 2020-M7, Class X2, 1.328% due 3/25/31(d)(i)	852,068
4,219,616	Series 2022-M4, Class A1X, 2.540% due 5/25/30(d)	4,020,489
6,597,218	Series 2022-M5, Class A1, 2.422% due 1/1/34(d)	6,213,629
6,844,000	Series 2025-M1, Class A2, 4.700% due 1/25/35(d)	6,844,125
	Federal National Mortgage Association (FNMA), Interest Strip:
1,073,467	Series 426, Class C38, 2.000% due 3/25/52(i)	137,038
874,149	Series 429, Class C3, 2.500% due 9/25/52(i)	138,437
892,004	Series 437, Class C8, 2.500% due 6/25/52(i)	144,207
	Federal National Mortgage Association (FNMA), REMICS:
471,000	Series 2011-142, Class PE, 3.500% due 1/25/42	446,003
97,028	Series 2011-51, Class TO, 0.000% due 6/25/41(j)	73,564

See Notes to Financial Statements.
181

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$107,457	Series 2013-2, Class MA, 3.500% due 2/25/43	$102,778
795,041	Series 2013-72, Class IW, 3.500% due 7/25/33(i)	55,082
567,838	Series 2014-95, Class ZC, 3.000% due 1/25/45	518,757
333,774	Series 2015-55, Class PD, 2.500% due 3/25/43	327,373
446,329	Series 2016-3, Class MI, 5.500% due 2/25/46(i)	60,832
542,719	Series 2016-43, Class GZ, 3.000% due 7/25/46	482,970
835,058	Series 2017-105, Class ZE, 3.000% due 1/25/48	657,523
729,630	Series 2017-22, Class BZ, 3.500% due 4/25/47	679,562
324,408	Series 2020-35, Class AI, 3.000% due 6/25/50(i)	52,301
584,093	Series 2020-37, Class IM, 4.000% due 6/25/50(i)	118,553
494,549	Series 2020-74, Class HI, 5.500% due 10/25/50(i)	86,502
629,521	Series 2020-77, Class HI, 4.000% due 11/25/50(i)	124,921
1,462,344	Series 2020-99, Class KI, 1.500% due 11/25/35(i)	69,618
841,806	Series 2021-3, Class NI, 2.500% due 2/25/51(i)	127,444
837,644	Series 2021-3, Class TI, 2.500% due 2/25/51(i)	154,683
822,026	Series 2021-95, Class GI, 3.000% due 1/25/52(i)	131,287
10,325,522	Series 2021-95, Class ZV, 2.500% due 1/25/52	5,927,618
707,317	Series 2022-3, Class PI, 3.000% due 1/25/52(i)	101,013
291,782	Series 2022-5, Class AB, 2.000% due 3/25/50	244,052
8,022,372	Series 2023-36, Class IO, 2.500% due 10/25/52(i)	1,265,637
1,308,096	Series 2024-70, Class SA, 1.602% (SOFR30A + 5.950%) due 10/25/54(d)(i)	84,672
840,160	Series 2025-19, Class SC, 1.492% (SOFR30A + 5.840%) due 3/25/55(d)(i)	56,156
447,160	Series 2025-3, Class BA, 5.500% due 3/25/52	451,892
404,910	Series 2025-3, Class DA, 5.500% due 4/25/52	409,516
380,892	Series 2025-34, Class BA, 5.000% due 12/25/51	379,445
	Freddie Mac Multifamily Structured Pass-Through Certificates:
101,069,625	Series K064, Class X1, 0.724% due 3/25/27(d)(i)	735,878
26,382,756	Series K066, Class X1, 0.866% due 6/25/27(d)(i)	265,595
2,049,154	Series K118, Class X1, 1.043% due 9/25/30(d)(i)	80,350
5,035,915	Series K124, Class X1, 0.806% due 12/25/30(d)(i)	158,587
53,363,853	Series K125, Class X1, 0.668% due 1/25/31(d)(i)	1,354,994
30,432,853	Series K129, Class X1, 1.136% due 5/25/31(d)(i)	1,349,058
27,640,847	Series K130, Class X1, 1.141% due 6/25/31(d)(i)	1,346,762
31,263,429	Series K132, Class X1, 0.606% due 8/25/31(d)(i)	790,067
5,565,000	Series K-158, Class A2, 4.050% due 7/25/33	5,440,087
1,770,495	Series K-162, Class X1, 0.570% due 12/25/33(d)(i)	51,267
2,994,382	Series K-164, Class X1, 0.470% due 5/25/34(d)(i)	72,574
46,096,311	Series K-165, Class X1, 0.785% due 9/25/34(d)(i)	2,127,137
1,572,775	Series K-170, Class X1, 0.399% due 2/25/35(d)(i)	31,513
2,348,442	Series K753, Class X1, 0.401% due 10/25/30(d)(i)	30,426
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,462,141

See Notes to Financial Statements.
182

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust:
$247,733	Series 2019-1, Class MA, 3.500% due 7/25/58	$240,532
547,110	Series 2020-1, Class MT, 2.500% due 8/25/59	449,300
5,340,978	Series 2020-2, Class MT, 2.000% due 11/25/59	4,297,903
4,926,561	Series 2020-3, Class M5TW, 3.000% due 5/25/60	4,412,213
	Freddie Mac STACR REMIC Trust:
550,000	Series 2022-DNA4, Class M1B, 7.698% (SOFR30A + 3.350%) due 5/25/42(b)(d)	570,913
245,000	Series 2022-DNA7, Class M1B, 9.348% (SOFR30A + 5.000%) due 3/25/52(b)(d)	263,912
570,000	Series 2022-HQA3, Class M1B, 7.898% (SOFR30A + 3.550%) due 8/25/42(b)(d)	596,868
	Freddie Mac Strips:
562,940	Series 303, Class C10, 3.500% due 1/15/33(i)	45,748
815,961	Series 375, Class C1, 2.500% due 1/25/51(i)	129,107
733,384	Series 386, Class C14, 2.500% due 3/15/52(i)	112,695
2,268,911	Series 389, Class C1, 1.500% due 5/15/37(i)	122,461
1,129,818	Series 389, Class C35, 2.000% due 6/15/52(i)	149,212
904,916	Series 405, Class C17, 2.500% due 8/25/52(i)	147,425
	GCAT Trust:
323,484	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(b)(d)	290,440
371,120	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(b)(d)	319,837
469,044	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(b)(d)	409,754
695,723	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(b)(d)	583,164
999,478	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(b)(d)	848,364
313,125	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(b)(d)	291,691
	Government National Mortgage Association (GNMA):
593,288	Series 2012-116, Class IB, 4.000% due 9/16/42(i)	140,493
1,073,235	Series 2012-32, Class Z, 3.500% due 3/20/42	999,337
650,242	Series 2014-12, Class ZB, 3.000% due 1/16/44	599,620
492,996	Series 2014-46, Class IO, 5.000% due 3/16/44(i)	68,173
377,648	Series 2019-5, Class JI, 5.000% due 7/16/44(i)	60,044
7,053,933	Series 2020-151, Class MI, 2.500% due 10/20/50(i)	1,051,609
20,940,291	Series 2020-173, Class JI, 2.000% due 11/20/50(i)	2,484,342
14,546,498	Series 2021-129, Class IO, 0.983% due 6/16/63(d)(i)	1,023,564
9,081,682	Series 2021-137, Class IQ, 3.000% due 8/20/51(i)	1,499,020
20,729,424	Series 2021-184, Class IO, 0.885% due 12/16/61(d)(i)	1,395,787
717,045	Series 2021-215, Class KA, 2.500% due 10/20/49	640,434
11,889,328	Series 2021-30, Class IB, 2.500% due 2/20/51(i)	1,753,273
16,458,548	Series 2021-35, Class IO, 1.033% due 12/16/62(d)(i)	1,190,197
18,390,508	Series 2021-52, Class IO, 0.722% due 4/16/63(d)(i)	946,673
13,580,961	Series 2021-58, Class SL, 0.000% (1-Month TSFR + 3.636%) due 4/20/51(d)(i)	520,727
3,799,054	Series 2021-77, Class EA, 1.000% due 7/20/50	2,866,958

See Notes to Financial Statements.
183

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$13,080,318	Series 2021-77, Class IT, 2.500% due 5/20/51(i)	$2,232,551
18,252,241	Series 2021-79, Class IO, 0.864% due 8/16/63(d)(i)	1,173,515
6,531,703	Series 2022-213, Class DO, 0.000% due 1/20/52(j)	1,718,707
377,948	Series 2022-24, Class GA, 3.000% due 2/20/52	350,660
26,975,601	Series 2022-49, Class IO, 0.756% due 3/16/64(d)(i)	1,388,321
13,462,188	Series 2022-61, Class EI, 3.000% due 7/20/51(i)	2,207,275
7,345,205	Series 2022-64, Class IO, 2.500% due 2/20/50(i)	774,737
30,243,382	Series 2022-80, Class IO, 0.594% due 6/16/64(d)(i)	1,306,287
27,697,665	Series 2022-82, Class IO, 0.540% due 2/16/64(d)(i)	1,153,522
23,811,719	Series 2024-29, Class AI, 0.725% due 10/16/65(d)(i)	1,406,072
1,405,000	GS Mortgage Securities Corp. II, Series 2024-70P, Class A, 5.487% due 3/10/41(b)(d)	1,420,227
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 6.261% (1-Month TSFR + 1.897%) due 7/15/31(b)(d)	53,928
400,000	Series 2018-TWR, Class E, 6.761% (1-Month TSFR + 2.397%) due 7/15/31(b)(d)	39,968
400,000	Series 2018-TWR, Class F, 7.461% (1-Month TSFR + 3.097%) due 7/15/31(b)(d)	36,008
400,000	Series 2018-TWR, Class G, 8.586% (1-Month TSFR + 4.222%) due 7/15/31(b)(d)	32,048
200,000	Series 2021-IP, Class C, 6.028% (1-Month TSFR + 1.664%) due 10/15/36(b)(d)	199,000
	GS Mortgage Securities Trust:
9,409,392	Series 2017-GS7, Class XA, 1.169% due 8/10/50(d)(i)	140,660
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(d)	1,384,824
350,000	Series 2018-GS9, Class C, 4.489% due 3/10/51(d)	305,656
344,839	HIH Trust, Series 2024-61P, Class A, 6.205% (1-Month TSFR + 1.842%) due 10/15/41(b)(d)	345,270
1,388,841	Homes Trust, Series 2023-NQM2, Class A1, step bond to yield, 6.456% due 2/25/68(b)	1,394,949
320,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.071% due 5/10/39(b)(d)	324,583
170,000	ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class D, 6.725% due 7/13/42(b)(d)	173,782
	Imperial Fund Mortgage Trust:
365,313	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(b)(d)	312,309
722,255	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(b)(d)	633,570
1,175,403	Series 2022-NQM2, Class A1, step bond to yield, 3.638% due 3/25/67(b)	1,135,717
	JP Morgan Chase Commercial Mortgage Securities Trust:
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(b)	1,845,433
292,884	Series 2022-NLP, Class A, 5.210% (1-Month TSFR + 0.847%) due 4/15/37(b)(d)	290,138

See Notes to Financial Statements.
184

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	JP Morgan Mortgage Trust:
$6,350,248	Series 2006-S4, Class A7, 6.000% due 1/25/37	$2,246,682
1,447,717	Series 2021-3, Class B1, 2.934% due 7/25/51(b)(d)	1,215,396
529,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.576% due 3/17/49	526,241
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,070,427
	Legacy Mortgage Asset Trust:
269,903	Series 2021-GS2, Class A1, step bond to yield, 5.750% due 4/25/61(b)	269,903
374,001	Series 2021-GS3, Class A1, step bond to yield, 5.750% due 7/25/61(b)	373,637
181,566	Series 2021-GS4, Class A1, step bond to yield, 5.650% due 11/25/60(b)	181,640
2,312,695	Lehman XS Trust, Series 2007-4N, Class 1A3, 4.917% (1-Month TSFR + 0.594%) due 3/25/47(d)	1,988,478
	Life Mortgage Trust:
756,000	Series 2021-BMR, Class D, 5.877% (1-Month TSFR + 1.514%) due 3/15/38(b)(d)	751,275
2,400,000	Series 2022-BMR2, Class D, 6.905% (1-Month TSFR + 2.542%) due 5/15/39(b)(d)	2,181,958
320,000	LoanCore 2025 Issuer LLC, Series 2025-CRE8, Class A, 5.745% (1-Month TSFR + 1.385%) due 8/17/42(b)(d)	319,211
5,981,249	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	2,496,006
360,000	MF1, Series 2024-FL15, Class A, 6.048% (1-Month TSFR + 1.688%) due 8/18/41(b)(d)	360,920
320,000	MF1 LLC, Series 2025-FL17, Class A, 5.680% (1-Month TSFR + 1.320%) due 2/18/40(b)(d)	320,213
	MFA Trust:
160,829	Series 2021-NQM1, Class A1, 1.153% due 4/25/65(b)(d)	151,150
258,176	Series 2021-NQM2, Class A1, 1.029% due 11/25/64(b)(d)	228,554
12,339	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.278% (1-Month TSFR + 0.915%) due 4/15/38(b)(d)	12,339
112,000	MHC Trust, Series 2021-MHC2, Class D, 5.977% (1-Month TSFR + 1.614%) due 5/15/38(b)(d)	112,070
635,616	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5, 3.531% due 10/15/48	634,326
	Morgan Stanley Capital I Trust:
13,023,770	Series 2016-UB11, Class XA, 1.564% due 8/15/49(d)(i)	98,733
10,960,152	Series 2016-UB12, Class XA, 0.761% due 12/15/49(d)(i)	50,661
400,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	379,684
20,499,448	Series 2019-L3, Class XA, 0.721% due 11/15/52(d)(i)	444,436
400,000	Series 2020-L4, Class B, 3.082% due 2/15/53	362,100
348,548	Series 2024-NSTB, Class A, 3.900% due 9/24/57(b)(d)	343,658
797,438	MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.141% due 12/15/56(d)(i)	46,074

See Notes to Financial Statements.
185

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$180,000	MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 5.767% (1-Month TSFR + 1.397%) due 3/15/39(b)(d)	$179,887
	New Residential Mortgage Loan Trust:
229,517	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(b)(d)	208,045
114,761	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(b)(d)	109,476
773,900	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(b)(d)	684,744
722,000	NJ, Series 2025-WBRK, Class A, 5.867% due 3/5/35(b)(d)	750,816
745,944	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(b)(d)	658,304
2,650,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class A, 4.455% due 11/5/41(b)(d)	2,623,963
195,000	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% due 2/10/47(b)(d)	203,200
590,000	NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, 5.576% (1-Month TSFR + 1.213%) due 2/15/42(b)(d)	588,841
	OBX Trust:
529,578	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(b)(d)	457,190
476,681	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(b)(d)	392,643
981,429	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(b)(d)	882,006
950,967	PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 4.843% due 9/25/51(b)	950,872
	PRPM LLC:
233,188	Series 2025-5, Class A1, step bond to yield, 5.729% due 7/25/30(b)	235,101
595,000	Series 2025-6, Class A1, step bond to yield, 5.774% due 8/25/30(b)	595,749
406,000	Series 2025-7, Class A1, step bond to yield, 5.503% due 8/25/30(b)	407,051
	Rali Trust:
825,558	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	658,192
2,517,161	Series 2006-QS17, Class A8, 6.000% due 12/25/36	2,106,478
88,053	RCO VIII Mortgage LLC, Series 2025-3, Class A1, step bond to yield, 6.435% due 5/25/30(b)	88,224
3,272,485	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	1,681,113
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 1/26/60(b)(d)	3,012,799
97,974	Series 2021-1R, Class A1, 0.859% due 1/25/65(b)(d)	94,110
174,000	ROCK Trust, Series 2024-CNTR, Class A, 5.388% due 11/13/41(b)	179,108
180,000	SFO Commercial Mortgage Trust, Series 2021-555, Class B, 5.977% (1-Month TSFR + 1.614%) due 5/15/38(b)(d)	178,425
	SG Residential Mortgage Trust:
748,574	Series 2021-1, Class A1, 1.160% due 7/25/61(b)(d)	624,898
5,238,000	Series 2021-2, Class B1, 4.038% due 12/25/61(b)(d)	3,978,717
1,455,000	SHR Trust, Series 2024-LXRY, Class A, 6.313% (1-Month TSFR + 1.950%) due 10/15/41(b)(d)	1,459,363
1,170,000	SMRT, Series 2022-MINI, Class D, 6.314% (1-Month TSFR + 1.950%) due 1/15/39(b)(d)	1,162,687

See Notes to Financial Statements.
186

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	SREIT Trust:
$109,049	Series 2021-MFP, Class C, 5.807% (1-Month TSFR + 1.443%) due 11/15/38(b)(d)	$109,015
180,000	Series 2021-MFP2, Class C, 5.848% (1-Month TSFR + 1.485%) due 11/15/36(b)(d)	179,944
303,174	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(b)(d)	284,479
	Starwood Mortgage Residential Trust:
100,761	Series 2021-2, Class A1, 0.943% due 5/25/65(b)(d)	94,651
743,412	Series 2021-6, Class A1, 1.920% due 11/25/66(b)(d)	660,200
220,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, 6.355% (1-Month TSFR + 1.992%) due 12/15/39(b)(d)	220,550
985,000	TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A, 5.656% (1-Month TSFR + 1.293%) due 4/15/42(b)(d)	985,119
	Towd Point Mortgage Trust:
1,386,854	Series 2021-R1, Class A1, 2.918% due 11/30/60(b)(d)	1,239,376
2,309,427	Series 2022-4, Class A1, 3.750% due 9/25/62(b)	2,221,248
254,557	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(b)(d)	230,980
299,373	TRTX Issuer Ltd., Series 2022-FL5, Class A, 6.013% (1-Month TSFR + 1.650%) due 2/15/39(b)(d)	299,378
3,627,178	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.617% due 6/15/50(d)(i)	62,159
173,000	VEGAS Trust, Series 2024-TI, Class A, 5.518% due 11/10/39(b)	175,708
	Verus Securitization Trust:
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(b)(d)	3,027,048
187,404	Series 2021-2, Class A1, 1.031% due 2/25/66(b)(d)	167,421
341,237	Series 2021-4, Class A1, 0.938% due 7/25/66(b)(d)	290,082
828,403	Series 2021-5, Class A1, 1.013% due 9/25/66(b)(d)	721,222
857,613	Series 2021-6, Class A1, 1.630% due 10/25/66(b)(d)	753,817
1,074,630	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(b)	981,463
91,902	Series 2021-R1, Class A1, 0.820% due 10/25/63(b)(d)	88,437
208,644	Series 2021-R2, Class A1, 0.918% due 2/25/64(b)(d)	194,289
753,714	Series 2022-1, Class A1, step bond to yield, 2.724% due 1/25/67(b)	706,212
124,879	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 5.992% due 5/25/51(b)	124,821
146,038	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 6.240% due 4/25/51(b)	145,991
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,371,814
8,570,358	Series 2017-C38, Class XA, 1.049% due 7/15/50(d)(i)	97,023
443,351	Series 2018-C45, Class ASB, 4.147% due 6/15/51	443,139
4,335,883	Series 2024-C63, Class XA, 1.213% due 8/15/57(d)(i)	313,594
	Total Mortgage Securities	244,020,879
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $294,947,298)	251,303,609

See Notes to Financial Statements.
187

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – 10.7%
Automobile ABS – 2.5%
$1,000,000	Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.150% due 3/25/30(b)	$1,002,757
2,311,457	Enterprise Fleet Financing LLC, Series 2024-3, Class A2, 5.310% due 4/20/27(b)	2,323,627
	Exeter Automobile Receivables Trust:
828,347	Series 2021-1A, Class E, 2.210% due 2/15/28(b)	825,890
230,000	Series 2025-4A, Class B, 4.400% due 5/15/30	230,731
	Ford Credit Auto Lease Trust:
5,640,000	Series 2023-B, Class B, 6.200% due 2/15/27	5,680,260
5,800,000	Series 2024-B, Class A3, 4.990% due 12/15/27	5,842,114
	Ford Credit Auto Owner Trust:
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(b)	3,634,770
3,350,000	Series 2023-B, Class B, 5.560% due 3/15/29	3,410,311
2,405,000	Series 2023-B, Class C, 5.710% due 12/15/30	2,449,765
	GM Financial Consumer Automobile Receivables Trust:
2,455,000	Series 2023-2, Class B, 4.820% due 10/16/28	2,469,678
1,500,000	Series 2023-2, Class C, 5.210% due 12/18/28	1,514,473
1,555,000	Series 2023-3, Class B, 5.720% due 1/16/29	1,586,042
2,290,000	Series 2023-3, Class C, 5.920% due 2/16/29	2,338,979
51,603	Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.980% due 2/15/28	51,614
136,865	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% due 7/25/31(b)	137,952
5,332,013	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870% due 6/21/39(b)	5,374,286
	Total Automobile ABS	38,873,249
Commercial MBS – 0.2%
370,000	BSPRT Issuer Ltd., Series 2021-FL7, Class B, 6.528% (1-Month TSFR + 2.164%) due 12/15/38(b)(d)	368,654
264,884	FS RIALTO, Series 2021-FL2, Class A, 5.694% (1-Month TSFR + 1.334%) due 5/16/38(b)(d)	264,910
31,588	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 5.498% (1-Month TSFR + 1.134%) due 7/15/39(b)(d)	31,545
175,571	KREF Ltd., Series 2021-FL2, Class A, 5.548% (1-Month TSFR + 1.184%) due 2/15/39(b)(d)	175,418
300,440	MF1 LLC, Series 2022-FL9, Class A, 6.503% (1-Month TSFR + 2.150%) due 6/19/37(b)(d)	300,438
	MF1 Ltd.:
153,984	Series 2021-FL7, Class A, 5.554% (1-Month TSFR + 1.194%) due 10/16/36(b)(d)	153,602
100,633	Series 2022-FL8, Class A, 5.703% (1-Month TSFR + 1.350%) due 2/19/37(b)(d)	100,563
845,000	Series 2022-FL8, Class AS, 6.103% (1-Month TSFR + 1.750%) due 2/19/37(b)(d)	843,545
268,757	STWD Ltd., Series 2021-FL2, Class A, 5.674% (1-Month TSFR + 1.314%) due 4/18/38(b)(d)	268,606

See Notes to Financial Statements.
188

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Commercial MBS – (continued)
$181,559	TRTX Issuer Ltd., Series 2021-FL4, Class A, 5.678% (1-Month TSFR + 1.314%) due 3/15/38(b)(d)	$181,557
	Total Commercial MBS	2,688,838
Credit Card ABS – 0.1%
1,430,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.740% due 10/15/29	1,454,388
Home Equity ABS – 1.0%
1,271,050	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 4.667% (1-Month TSFR + 0.344%) due 5/25/37(d)	898,551
4,098,085	C-BASS Trust, Series 2006-CB9, Class A4, 4.897% (1-Month TSFR + 0.574%) due 11/25/36(d)	1,845,075
3,809,760	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 2.872% (1-Month TSFR + 0.594%) due 5/25/36(d)	2,565,457
7,045,463	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 3.972% (1-Month TSFR + 0.394%) due 11/25/37(d)	3,375,393
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 5.172% (1-Month TSFR + 0.849%) due 10/25/35(d)	3,482,723
8,700,000	Structured Asset Investment Loan Trust, Series 2006-4, Class A5, 5.057% (1-Month TSFR + 0.734%) due 7/25/36(d)	3,113,935
	Total Home Equity ABS	15,281,134
Other ABS – 6.4%
405,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610% due 2/15/29(b)	407,070
	AMSR Trust:
2,392,000	Series 2024-SFR1, Class B, step bond to yield, 4.290% due 7/17/41(b)	2,348,445
415,000	Series 2024-SFR2, Class A, 4.150% due 11/17/41(b)	410,147
440,000	Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.490% due 7/15/31(b)	448,898
750,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(b)	758,802
835,000	Barings CLO Ltd., Series 2024-1A, Class B, 6.425% (3-Month TSFR + 2.100%) due 1/20/37(b)(d)	836,540
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 5.730% (3-Month TSFR + 1.412%) due 4/24/34(b)(d)	1,002,733
251,174	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2, 5.050% due 3/15/29(b)	252,143
500,000	Brant Point CLO Ltd., Series 2024-5A, Class D1, 7.425% (3-Month TSFR + 3.100%) due 10/20/37(b)(d)	500,627
500,000	Carlyle US CLO, Series 2024-4A, Class D, 7.525% (3-Month TSFR + 3.200%) due 7/20/37(b)(d)	498,397
500,000	CARLYLE US CLO Ltd., Series 2018-4A, Class D1R, 7.422% (3-Month TSFR + 3.100%) due 10/17/37(b)(d)	502,301
	CBAM Ltd.:
1,495,000	Series 2017-2A, Class BR, 6.434% (3-Month TSFR + 2.112%) due 7/17/34(b)(d)	1,510,339

See Notes to Financial Statements.
189

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
$750,000	Series 2019-10A, Class DR, 8.087% (3-Month TSFR + 3.762%) due 4/20/32(b)(d)	$751,478
1,000,000	Cedar Funding XIX CLO Ltd., Series 2024-19A, Class D1, 7.319% (3-Month TSFR + 3.000%) due 1/23/38(b)(d)	1,004,480
	CF Hippolyta Issuer LLC:
284,566	Series 2020-1, Class A1, 1.690% due 7/15/60(b)	246,390
122,234	Series 2021-1A, Class A1, 1.530% due 3/15/61(b)	102,152
108,381	Series 2021-1A, Class B1, 1.980% due 3/15/61(b)	83,638
183,275	Series 2022-1A, Class A1, 5.970% due 8/15/62(b)	177,355
500,000	CIFC Funding Ltd., Series 2018-2A, Class D1R, 7.375% (3-Month TSFR + 3.050%) due 10/20/37(b)(d)	498,759
	Clover CLO LLC:
500,000	Series 2018-1A, Class A1RR, 5.855% (3-Month TSFR + 1.530%) due 4/20/37(b)(d)	501,750
500,000	Series 2021-3A, Class DR, 6.868% (3-Month TSFR + 2.550%) due 1/25/35(b)(d)	497,504
	CNH Equipment Trust:
1,571,905	Series 2024-C, Class A2A, 4.300% due 2/18/28	1,571,514
2,670,000	Series 2024-C, Class A3, 4.030% due 1/15/30	2,672,707
1,000,000	Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, 3.300% due 12/26/51(b)	970,977
286,110	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.970% due 7/16/29(b)	289,239
1,000,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500% due 5/20/49(b)	982,046
	DB Master Finance LLC:
1,565,100	Series 2019-1A, Class A23, 4.352% due 5/20/49(b)	1,549,026
321,475	Series 2021-1A, Class A23, 2.791% due 11/20/51(b)	284,336
	Domino’s Pizza Master Issuer LLC:
974,400	Series 2019-1A, Class A2, 3.668% due 10/25/49(b)	937,142
1,248,690	Series 2021-1A, Class A2I, 2.662% due 4/25/51(b)	1,179,856
655,000	Elmwood CLO 23 Ltd., Series 2023-2A, Class BR, 6.068% (3-Month TSFR + 1.750%) due 4/16/36(b)(d)	655,722
500,000	Empower CLO Ltd., Series 2023-2A, Class AR, 5.610% (3-Month TSFR + 1.320%) due 10/15/38(b)(d)	500,792
500,000	ExteNet Issuer LLC, Series 2024-1A, Class B, 6.150% due 7/25/54(b)	507,379
800,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 7.479% (3-Month TSFR + 3.162%) due 7/15/30(b)(d)	801,188
1,357,279	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(b)	711,990
165,000	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A3, 5.020% due 6/25/60(b)	167,516
	Home Partners of America Trust:
1,608,940	Series 2021-1, Class D, 2.477% due 9/17/41(b)	1,435,078
734,948	Series 2021-1, Class E, 2.577% due 9/17/41(b)	641,838

See Notes to Financial Statements.
190

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
$846,680	Series 2021-1, Class F, 3.325% due 9/17/41(b)	$729,305
2,786,043	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(b)	2,654,483
477,100	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375% due 9/15/49(b)	481,798
	HPEFS Equipment Trust:
2,563,438	Series 2024-1A, Class A3, 5.180% due 5/20/31(b)	2,568,213
1,725,000	Series 2024-2A, Class B, 5.350% due 10/20/31(b)	1,744,065
500,000	Jamestown CLO XII Ltd., Series 2019-1A, Class ARR, 0.000% (3-Month TSFR + 1.370%) due 3/20/38(b)(d)(g)	500,000
	John Deere Owner Trust:
1,950,000	Series 2023-B, Class A4, 5.110% due 5/15/30	1,974,732
2,400,000	Series 2023-C, Class A4, 5.390% due 8/15/30	2,453,197
6,900,000	Series 2024-A, Class A4, 4.910% due 2/18/31	7,033,958
1,000,000	Katayma CLO I Ltd., Series 2023-1A, Class D, 9.575% (3-Month TSFR + 5.250%) due 10/20/36(b)(d)	1,007,152
3,350,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.190% due 7/17/28(b)	3,395,815
1,000,000	LCM XV LP, Series 15A, Class DR, 8.287% (3-Month TSFR + 3.962%) due 7/20/30(b)(d)	1,005,128
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 5.824% (3-Month TSFR + 1.502%) due 10/17/34(b)(d)	1,003,090
351,000	NMEF Funding LLC, Series 2025-B, Class A2, 4.640% due 1/18/33(b)	351,842
600,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class DR, 7.829% (3-Month TSFR + 3.512%) due 10/15/34(b)(d)	585,954
1,000,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class D1R2, 7.025% (3-Month TSFR + 2.700%) due 1/21/38(b)(d)	993,321
2,915,000	PFS Financing Corp., Series 2023-C, Class A, 5.520% due 10/15/28(b)	2,955,038
	Progress Residential Trust:
319,782	Series 2022-SFR3, Class A, 3.200% due 4/17/39(b)	313,353
236,200	Series 2022-SFR5, Class A, 4.451% due 6/17/39(b)	236,224
1,057,688	Series 2022-SFR6, Class A, 4.451% due 7/20/39(b)	1,058,435
547,353	Series 2023-SFR1, Class A, 4.300% due 3/17/40(b)	546,241
466,692	Series 2024-SFR2, Class A, 3.300% due 4/17/41(b)	449,209
729,099	Series 2025-SFR1, Class A, 3.400% due 2/17/42(b)	697,603
750,000	Series 2025-SFR4, Class A, 4.300% due 8/17/42(b)	742,382
	Retained Vantage Data Centers Issuer LLC:
1,040,000	Series 2023-1A, Class A2A, 5.000% due 9/15/48(b)	1,043,252
500,000	Series 2023-1A, Class B, 5.750% due 9/15/48(b)	491,100
560,000	Series 2024-1A, Class A2, 4.992% due 9/15/49(b)	560,945
165,000	Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.000% due 4/20/49(b)	167,664
285,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520% due 1/20/32(b)	292,192

See Notes to Financial Statements.
191

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
$500,000	Shackleton CLO Ltd., Series 2013-3A, Class DR, 7.599% (3-Month TSFR + 3.282%) due 7/15/30(b)(d)	$501,444
500,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class B, 6.387% (3-Month TSFR + 2.062%) due 10/20/31(b)(d)	501,205
	Stack Infrastructure Issuer LLC:
590,000	Series 2023-2A, Class A2, 5.900% due 7/25/48(b)	594,752
320,000	Series 2024-1A, Class A2, 5.900% due 3/25/49(b)	325,114
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 7.678% (1-Month TSFR + 3.314%) due 4/17/38(b)(d)	3,494,815
496,250	Subway Funding LLC, Series 2024-1A, Class A23, 6.505% due 7/30/54(b)	510,743
1,609,278	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270% due 1/30/57(b)	1,437,009
1,000,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.200% due 6/25/54(b)	1,012,256
1,473,750	Taco Bell Funding LLC, Series 2021-1A, Class A23, 2.542% due 8/25/51(b)	1,285,901
	T-Mobile US Trust:
2,300,000	Series 2024-1A, Class A, 5.050% due 9/20/29(b)	2,317,762
6,000,000	Series 2024-2A, Class A, 4.250% due 5/21/29(b)	6,017,215
	Tricon Residential Trust:
260,000	Series 2024-SFR1, Class A, 4.650% due 4/17/41(b)	260,588
895,000	Series 2025-SFR2, Class A, 5.200% due 8/17/44(b)	908,108
	Upstart Pass-Through Trust:
3,568	Series 2021-ST3, Class A, 2.000% due 5/20/27(b)	3,561
27,354	Series 2021-ST4, Class A, 2.000% due 7/20/27(b)	27,256
670,000	VB-S1 Issuer LLC - VBTEL, Series 2024-1A, Class C2, 5.590% due 5/15/54(b)	679,681
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 5.709% (3-Month TSFR + 1.392%) due 4/15/34(b)(d)	1,716,990
	Verizon Master Trust:
3,355,000	Series 2024-1, Class C, 5.490% due 12/20/28	3,362,660
2,695,000	Series 2024-8, Class B, 4.820% due 11/20/30	2,723,708
1,055,000	Series 2024-8, Class C, 4.990% due 11/20/30	1,063,503
500,000	Wellfleet CLO Ltd., Series 2019-1A, Class CR, 8.137% (3-Month TSFR + 3.812%) due 7/20/32(b)(d)	499,301
940,900	Wendy’s Funding LLC, Series 2022-1A, Class A2I, 4.236% due 3/15/52(b)	929,092
985,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(b)	945,726
685,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648% due 3/20/55(b)	700,263
	Total Other ABS	99,052,638
Student Loan ABS – 0.1%
	Navient Private Education Refi Loan Trust:
283,513	Series 2021-EA, Class A, 0.970% due 12/16/69(b)	255,477
445,588	Series 2021-FA, Class A, 1.110% due 2/18/70(b)	398,630
559,479	Series 2023-A, Class A, 5.510% due 10/15/71(b)	574,049
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(b)	968,279
	Total Student Loan ABS	2,196,435

See Notes to Financial Statements.
192

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
WL Collateral CMO – 0.4%
$4,796,809	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 4.717% (1-Month TSFR + 0.394%) due 3/25/37(d)	$2,464,154
	PRET LLC:
1,060,672	Series 2025-NPL6, Class A1, step bond to yield, 5.744% due 6/25/55(b)	1,068,251
1,665,582	Series 2025-NPL7, Class A1, step bond to yield, 5.657% due 7/25/55(b)	1,672,698
630,750	Series 2025-NPL8, Class A1, step bond to yield, 5.732% due 8/25/55(b)	633,599
305,537	VOLT CII LLC, Series 2021-NP11, Class A1, step bond to yield, 5.868% due 8/25/51(b)	305,402
347,638	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 5.992% due 8/25/51(b)	347,806
74,154	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 6.240% due 3/27/51(b)	74,130
	Total WL Collateral CMO	6,566,040
	TOTAL ASSET-BACKED SECURITIES (Cost – $174,575,658)	166,112,722
SOVEREIGN BONDS – 0.5%
Bermuda – 0.1%
890,000	Bermuda Government International Bond, 2.375% due 8/20/30	803,937
Colombia – 0.0%
200,000	Colombia Government International Bond, 4.125% due 5/15/51	127,148
Dominican Republic – 0.0%
	Dominican Republic International Bond:
100,000	5.950% due 1/25/27	101,375
150,000	4.500% due 1/30/30	145,133
	Total Dominican Republic	246,508
Guatemala – 0.0%
	Guatemala Government Bond:
200,000	4.500% due 5/3/26	198,800
200,000	4.375% due 6/5/27	198,100
	Total Guatemala	396,900
Hungary – 0.0%
	Hungary Government International Bond:
200,000	5.375% due 9/26/30(b)	204,768
435,000	5.500% due 3/26/36(b)	428,363
	Total Hungary	633,131
Israel – 0.1%
	Israel Government International Bond:
300,000	5.375% due 2/19/30	307,866
400,000	2.750% due 7/3/30	366,637
	Total Israel	674,503

See Notes to Financial Statements.
193

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Mexico – 0.2%
	Mexico Government International Bond:
$210,000	3.500% due 2/12/34	$178,038
1,095,000	6.000% due 5/7/36	1,094,288
620,000	6.875% due 5/13/37	652,023
290,000	6.625% due 1/29/38	295,322
300,000	6.338% due 5/4/53	277,005
200,000	6.400% due 5/7/54	185,340
	Total Mexico	2,682,016
Panama – 0.0%
450,000	Panama Government International Bond, 2.252% due 9/29/32	355,855
Romania – 0.1%
	Romanian Government International Bond:
300,000	5.875% due 1/30/29(b)	306,531
1,130,000	3.625% due 3/27/32	993,523
160,000	5.750% due 3/24/35(b)	151,799
166,000	7.500% due 2/10/37(b)	176,652
	Total Romania	1,628,505
Uruguay – 0.0%
315,000	Uruguay Government International Bond, 4.375% due 1/23/31	315,850
	TOTAL SOVEREIGN BONDS
	(Cost – $7,863,874)	7,864,353
SENIOR LOANS(d) – 0.3%
Canada – 0.0%
10,000	1261229 BC Ltd., 10.566% (1-Month USD-SOFR + 0.625%) due 10/8/30	9,853
80,000	Bausch + Lomb Corp., 8.566% (1-Month USD-SOFR + 0.425%) due 1/15/31	80,014
78,984	Husky Injection Molding Systems Ltd., 8.731% (3-Month USD-SOFR + 0.450%) due 2/15/29	79,195
21,490	Ontario Gaming GTA LP, 8.546% (3-Month USD-SOFR + 0.425%) due 8/1/30	20,764
	Total Canada	189,826
Cayman Islands – 0.0%
34,913	AAdvantage Loyality IP Ltd., 7.575% (3-Month USD-SOFR + 0.325%) due 5/28/32	35,076
France – 0.0%
59,074	Altice France SA, 9.818% (3-Month USD-SOFR + 0.550%) due 8/15/28(k)	54,023
Germany – 0.0%
25,000	MV Holding GmbH, 6.566% (1-Month USD-SOFR + 0.225%) due 3/17/32	25,031
Ireland – 0.0%
15,000	Flutter Entertainment PLC, 6.296% (3-Month USD-SOFR + 0.200%) due 6/4/32	14,944

See Notes to Financial Statements.
194

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
SENIOR LOANS(d) – (continued)
Netherlands – 0.0%
$49,750	GBT Group Services BV, 6.814% (3-Month USD-SOFR + 0.250%) due 7/28/31	$49,812
34,713	Hunter Douglas Holding BV, 7.546% (3-Month USD-SOFR + 0.325%) due 1/19/32	34,699
	Total Netherlands	84,511
United Kingdom – 0.0%
44,888	Ardonagh Midco 3 Ltd., 6.955% (6-Month USD-SOFR + 0.275%) due 2/15/31	44,804
56,337	EG Group Ltd., 7.699% (3-Month USD-SOFR + 0.350%) due 2/7/28	56,553
55,000	Froneri International Ltd., due 7/16/32(l)	54,890
	Ineos Quattro Holdings UK Ltd.:
4,079	8.666% (1-Month USD-SOFR + 0.425%) due 4/2/29	3,661
59,850	8.566% (1-Month USD-SOFR + 0.425%) due 10/7/31	50,424
	Total United Kingdom	210,332
United States – 0.3%
77,421	Acuris Finance US Inc., 8.046% (3-Month USD-SOFR + 0.375%) due 2/16/28	77,479
53,104	ADMI Corp., 8.180% (1-Month USD-SOFR + 0.375%) due 12/23/27	48,006
35,000	Alera Group Inc., 7.566% (1-Month USD-SOFR + 0.325%) due 5/30/32	35,123
35,000	Allied Universal Holdco LLC, due 8/6/32(l)	35,099
10,000	AmWINS Group Inc., due 1/30/32(l)	9,992
20,000	Applied Systems Inc., 8.796% (3-Month USD-SOFR + 0.450%) due 2/23/32	20,460
89,325	Apro LLC, 8.107% (1-Month USD-SOFR + 0.375%) due 7/9/31	89,158
74,733	Ascend Learning LLC, 7.316% (1-Month USD-SOFR + 0.300%) due 12/11/28	74,663
69,648	Aspire Bakeries Holdings LLC, 7.831% (1-Month USD-SOFR + 0.350%) due 12/23/30	69,866
	Asurion LLC:
20,000	9.680% (1-Month USD-SOFR + 0.525%) due 1/31/28	19,431
38,830	8.666% (1-Month USD-SOFR + 0.425%) due 8/19/28	38,775
5,000	8.566% (1-Month USD-SOFR + 0.425%) due 9/19/30	4,940
79,793	Aveanna Healthcare LLC, 8.049% (3-Month USD-SOFR + 0.375%) due 7/17/28	79,704
30,000	Boots Group Finco LP, due 8/30/32(l)	30,062
26,304	Brand Industrial Services Inc., 8.796% (3-Month USD-SOFR + 0.450%) due 8/1/30	23,042
35,000	Camelot U.S. Acquisition LLC, 7.566% (1-Month USD-SOFR + 0.325%) due 1/31/31	35,077
44,551	Cengage Learning Inc., 7.760% (1-Month USD-SOFR + 0.350%) due 3/24/31	44,599
15,000	Clearwater Analytics LLC, 6.460% (6-Month USD-SOFR + 0.225%) due 4/21/32	15,009

See Notes to Financial Statements.
195

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
SENIOR LOANS(d) – (continued)
United States – (continued)
$24,825	Cloud Software Group Inc., 7.476% (3-Month USD-SOFR + 0.325%) due 3/21/31	$24,882
95,000	Colossus AcquireCo LLC, 6.050% (3-Month USD-SOFR + 0.175%) due 7/30/32	94,389
90,401	Commscope LLC, (1-Month + 0.000%) due 12/17/29(l)	91,898
19,900	Corpay Technologies Operating Co. LLC, 6.066% (1-Month USD-SOFR + 0.175%) due 4/28/28	19,884
80,000	Cotiviti Inc., 7.104% (1-Month USD-SOFR + 0.275%) due 3/26/32	79,866
34,825	Crown Finance US Inc., 8.854% (1-Month USD-SOFR + 0.450%) due 12/2/31	34,781
	CSC Holdings LLC:
18,281	9.000% (3-Month USD-SOFR + 0.150%) due 4/15/27	17,850
9,974	8.863% (1-Month USD-SOFR + 0.450%) due 1/18/28	9,935
27,565	Cyxtera DC Holdings Inc, 0.000% (3-Month USD-SOFR + 3.000%) due 6/12/25(g)	—
26,076	DexKo Global Inc., 8.180% (1-Month USD-SOFR + 0.375%) due 10/4/28	25,442
95,000	DG Investment Intermediate Holdings 2 Inc., 8.102% (1-Month USD-SOFR + 0.375%) due 7/9/32	95,238
10,633	DIRECTV Financing LLC, 9.570% (3-Month USD-SOFR + 0.500%) due 8/2/27	10,643
24,250	EAB Global Inc., 7.316% (1-Month USD-SOFR + 0.300%) due 8/16/30	23,826
63,944	Eagle Parent Corp., 8.546% (3-Month USD-SOFR + 0.425%) due 4/2/29	63,718
50,000	Edelman Financial Engines Center LLC, 9.566% (1-Month USD-SOFR + 0.525%) due 10/6/28	50,032
24,813	EMRLD Borrower LP, 6.566% (1-Month USD-SOFR + 0.225%) due 8/4/31	24,755
56,183	Fertitta Entertainment LLC, 7.566% (1-Month USD-SOFR + 0.325%) due 1/27/29	56,120
15,000	Finastra USA Inc., due 7/30/32(l)	14,892
15,000	Focus Financial Partners LLC, 7.066% (1-Month USD-SOFR + 0.275%) due 9/15/31	14,988
42,952	Freeport LNG investments LLLP, 7.575% (3-Month USD-SOFR + 0.325%) due 12/21/28	42,928
77,811	Gainwell Acquisition Corp., 8.396% (3-Month USD-SOFR + 0.400%) due 10/1/27	76,391
4,987	Golden State Foods LLC, 8.226% (1-Month USD-SOFR + 0.400%) due 12/4/31	5,011
35,000	Grant Thornton Advisors LLC, 7.316% (1-Month USD-SOFR + 0.300%) due 6/2/31	35,079
7,313	Gray Television Inc., 7.468% (1-Month USD-SOFR + 0.300%) due 12/1/28	7,276
15,000	Herc Holdings Inc., 6.351% (1-Month USD-SOFR + 0.200%) due 6/2/32	15,064
49,584	Hexion Inc., 8.360% (1-Month USD-SOFR + 0.400%) due 3/15/29	49,470
55,000	HighTower Holding LLC, 7.071% (3-Month USD-SOFR + 0.275%) due 2/3/32	54,897

See Notes to Financial Statements.
196

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
SENIOR LOANS(d) – (continued)
United States – (continued)
$52,277	Ineos US Finance LLC, 7.316% (1-Month USD-SOFR + 0.300%) due 2/7/31	$47,092
25,000	Kenan Advantage Group Inc., due 1/25/29(l)	24,477
75,926	LBM Acquisition LLC, 8.210% (1-Month USD-SOFR + 0.375%) due 6/6/31	73,634
64,674	LC Ahab US Bidco LLC, 7.316% (1-Month USD-SOFR + 0.300%) due 5/1/31	64,715
60,892	LifePoint Health Inc., 8.068% (3-Month USD-SOFR + 0.375%) due 5/17/31	60,382
10,463	Lumen Technologies Inc., 6.780% (1-Month USD-SOFR + 0.235%) due 4/16/29	10,393
50,000	Madison IAQ LLC, 7.452% (6-Month USD-SOFR + 0.325%) due 5/6/32	50,212
44,663	Madison Safety & Flow LLC, 7.066% (1-Month USD-SOFR + 0.275%) due 9/26/31	44,797
22,213	McAfee Corp., 7.349% (1-Month USD-SOFR + 0.300%) due 3/1/29	21,130
52,928	MH Sub I LLC, (1-Month + 0.000%) due 12/31/31(l)	45,651
34,912	MI Windows and Doors LLC, 7.066% (1-Month USD-SOFR + 0.275%) due 3/28/31	35,048
9,974	Michaels Cos., Inc., 8.807% (3-Month USD-SOFR + 0.425%) due 4/15/28	8,322
	Mitchell International Inc.:
49,641	7.566% (1-Month USD-SOFR + 0.325%) due 6/17/31	49,698
10,000	9.566% (1-Month USD-SOFR + 0.525%) due 6/17/32	9,865
50,863	NEP Group Inc., 9.210% (3-Month USD-SOFR + 0.475%) due 8/19/26	49,041
25,000	PetSmart LLC, 8.360% (1-Month USD-SOFR + 0.400%) due 8/18/32	24,735
37,562	Polaris Newco LLC, 8.320% (3-Month USD-SOFR + 0.375%) due 6/2/28	35,615
50,000	Prime Security Services Borrower LLC, 6.101% (1-Month USD-SOFR + 0.175%) due 3/7/32	49,536
70,000	Qnity Electronics Inc., due 8/11/32(l)	69,782
79,800	Quikrete Holdings Inc., 6.566% (1-Month USD-SOFR + 0.225%) due 2/10/32	79,751
55,000	Radiology Partners Inc., 8.796% (3-Month USD-SOFR + 0.450%) due 6/30/32	54,977
34,913	RealPage Inc., 8.046% (3-Month USD-SOFR + 0.375%) due 4/24/28	34,973
45,000	Resideo Funding Inc., 6.362% (1-Month USD-SOFR + 0.200%) due 8/13/32	44,888
	Sabre GLBL Inc.:
13,918	7.930% (1-Month USD-SOFR + 0.700%) due 12/17/27	13,187
33,737	10.416% (1-Month USD-SOFR + 1.200%) due 11/15/29	31,951
	Savor Acquisition Inc.:
63,966	7.316% (1-Month USD-SOFR + 0.300%) due 2/19/32	64,237
14,962	Staples Inc., 10.046% (3-Month USD-SOFR + 0.575%) due 9/4/29	13,690
38,140	Stubhub Holdco Sub LLC, 9.066% (1-Month USD-SOFR + 0.475%) due 3/15/30	36,805
30,000	Team Health Holdings Inc., due 6/23/28(l)	29,863

See Notes to Financial Statements.
197

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units		Security	Value
SENIOR LOANS(d) – (continued)
United States – (continued)
$80,000		Tecta America Corp., 7.316% (1-Month USD-SOFR + 0.300%) due 2/18/32	$80,200
110,000		TransDigm Inc., 6.853% (1-Month USD-SOFR + 0.250%) due 8/19/32	110,025
45,000		Trucordia Insurance Holdings LLC, 7.566% (1-Month USD-SOFR + 0.325%) due 6/17/32	45,141
19,850		Verde Purchaser LLC, 8.296% (3-Month USD-SOFR + 0.400%) due 11/30/30	19,599
58,188		Vestis Corp., 6.448% (3-Month USD-SOFR + 0.225%) due 2/22/31	54,842
48,750		Victra Holdings LLC, 8.546% (3-Month USD-SOFR + 0.425%) due 3/31/29	48,826
40,000		Virgin Media Bristol LLC, due 3/31/31(l)	39,200
55,000		Voyager Parent LLC, 9.041% (3-Month USD-SOFR + 0.475%) due 7/1/32	55,058
24,775		WaterBridge Midstream Operating LLC, 9.314% (3-Month USD-SOFR + 0.475%) due 6/27/29	24,744
79,425		White Cap Supply Holdings LLC, 7.566% (1-Month USD-SOFR + 0.325%) due 10/19/29	79,433
10,000		WhiteWater Matterhorn Holdings LLC, 6.568% (3-Month USD-SOFR + 0.225%) due 6/16/32	10,002
		Zayo Group Holdings Inc.:
54,897		due 3/9/27(l)	53,715
5,000		7.430% (1-Month USD-SOFR + 0.300%) due 3/9/27	4,825
84,575		Zelis Cost Management Buyer Inc., 7.566% (1-Month USD-SOFR + 0.325%) due 11/26/31	84,628
		Total United States	3,684,485
		TOTAL SENIOR LOANS (Cost – $4,336,363)	4,292,168
	Rating ††
MUNICIPAL BONDS – 0.1%
California – 0.0%
20,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	21,243
245,000	AA-	State of California, GO, 7.300% due 10/1/39	282,846
		Total California	304,089
District of Columbia – 0.0%
80,000	A-	District of Columbia, Revenue Bonds, 5.751% due 4/1/35	83,774
New York – 0.1%
435,000	A	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	472,776
695,000	A+	New York Transportation Development Corp., Revenue Bonds, 4.248% due 9/1/35	683,022
		Total New York	1,155,798
		TOTAL MUNICIPAL BONDS (Cost – $1,792,876)	1,543,661

See Notes to Financial Statements.
198

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) – 1.9%
303,968	iShares Core U.S. Aggregate Bond (Cost – $29,839,821)	$30,232,657
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,701,517,378)	1,585,795,604
Face Amount†
SHORT-TERM INVESTMENTS – 2.1%
TIME DEPOSITS – 2.1%
2	ANZ National Bank – London, 3.680% due 9/2/25	2
56EUR	Citibank – London, 0.870% due 9/1/25	66
8,792,964	JPMorgan Chase & Co. – New York, 3.680% due 9/2/25	8,792,964
19,060,095	Royal Bank of Canada – Toronto, 3.680% due 9/2/25	19,060,095
4,764,832	Sumitomo Mitsui Banking Corp. – Tokyo, 3.680% due 9/2/25	4,764,832
	TOTAL TIME DEPOSITS (Cost – $32,617,959)	32,617,959
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.0%
MONEY MARKET FUND – 0.0%
129,981	Federated Government Obligations Fund, Premier Class, 4.151%(m) (Cost – $129,981)	129,981
	TOTAL INVESTMENTS – 104.4% (Cost – $1,734,259,261)	1,618,537,484
	Liabilities in Excess of Other Assets – (4.4)%	(68,834,153)
	TOTAL NET ASSETS – 100.0%	$1,549,703,331

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	This security is traded on a TBA basis.
(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2025, amounts to $257,604,633 and represents 16.62% of net assets.

(c)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2025.
(e)	All or a portion of this security is on loan (See Note 5).
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(g)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2025, amounts to $502,707 and represents 0.03% of net assets.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Interest only security.
(j)	Principal only security.
(k)	Security is currently in default.
See Notes to Financial Statements.
199

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)
(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Represents investment of collateral received from securities lending transactions.
Abbreviations used in this schedule:
CBT	— Chicago Board of Trade
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Index
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
MFA	— Mortgage Finance Authority
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit
SARL	— Société à Responsabilité Limitée
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principals
TSFR	— CME Term SOFR Reference Rate
Summary of Investments by Security Type^

Mortgage-Backed Securities	26.8%
U.S. Government Agencies & Obligations	25.8
Corporate Bonds & Notes	16.8
Collateralized Mortgage Obligations	15.5
Asset-Backed Securities	10.3
Exchange Traded Fund (ETF)	1.9
Sovereign Bonds	0.5
Senior Loans	0.3
Municipal Bonds	0.1
Short-Term Investments	2.0
Money Market Fund	0.0*
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
At August 31, 2025, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.
See Notes to Financial Statements.
200

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(continued)
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. 10 Year Ultra	24	12/25	$2,746,016	$2,745,750	$(266)
U.S. 5 Year Note (CBT)	3	12/25	327,633	328,406	773
U.S. Long Bond (CBT)	13	12/25	1,518,000	1,515,313	(2,687)
					$(2,180)
Contracts to Sell:
U.S. 10 Year Note (CBT)	24	12/25	$(2,701,891)	$2,700,000	$1,891
U.S. 2 Year Note (CBT)	159	12/25	(33,153,133)	33,157,711	(4,578)
U.S. Long Bond (CBT)	104	12/25	(11,872,250)	11,882,000	(9,750)
					$ (12,437)
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(14,617)

At August 31, 2025, Destinations Core Fixed Income Fund had deposited cash of $67,067 with a broker or brokers as margin collateral on open exchange traded futures contracts.
At August 31, 2025, Destinations Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1D SOFTR	4.160%	3/19/45	USD	7,445,000	$(84,074)	$(14,325)	$(69,749)
Receive	1D SOFTR	3.590%	9/20/53	USD	1,175,000	109,086	5,065	104,021
Receive	1D SOFTR	3.250%	6/21/53	USD	960,000	137,106	(10,562)	147,668
Receive	1D SOFTR	2.970%	3/15/53	USD	3,065,000	592,937	9,928	583,009
						$755,055	$(9,894)	$764,949

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association:
$300,000	2.000% due 9/1/40(a) (Proceeds – $273,164)	$(275,206)
1,550,000	3.000% due 9/1/40(a) (Proceeds – $1,475,406)	(1,481,818)
675,000	3.500% due 9/1/40(a) (Proceeds – $649,793)	(653,498)
5,625,000	2.000% due 9/1/55(a) (Proceeds – $4,447,073)	(4,466,083)
1,486,000	2.500% due 9/1/55(a) (Proceeds – $1,233,032)	(1,233,584)
1,990,000	3.000% due 9/1/55(a) (Proceeds – $1,724,521)	(1,723,753)
1,186,000	3.500% due 9/1/55(a) (Proceeds – $1,071,755)	(1,071,293)
6,520,000	4.000% due 9/1/55(a) (Proceeds – $6,079,958)	(6,083,478)
1,096,000	4.500% due 9/1/55(a) (Proceeds – $1,050,965)	(1,054,031)
1,645,000	5.000% due 9/1/55(a) (Proceeds – $1,616,388)	(1,622,180)
1,979,000	5.500% due 9/1/55(a) (Proceeds – $1,981,087)	(1,990,141)
2,045,000	6.500% due 9/1/55(a) (Proceeds – $2,113,300)	(2,119,173)
1,390,000	4.500% due 10/1/55(a) (Proceeds – $1,332,771)	(1,335,688)
2,950,000	6.500% due 10/1/55(a) (Proceeds – $3,053,544)	(3,055,500)

See Notes to Financial Statements.
201

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Core Fixed Income Fund(concluded)

Face Amounts	Security	Value
	Government National Mortgage Association:
$1,313,000	3.500% due 9/1/55(a) (Proceeds – $1,182,931)	$(1,194,888)
240,000	4.000% due 9/1/55(a) (Proceeds – $223,448)	(223,859)
	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds – $29,509,136)	$(29,584,173)

(a)	This security is traded on a TBA basis (see Note 5).
Currency Abbreviations used in this schedule:
EUR	— Euro
See Notes to Financial Statements.
202

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 40.8%
Basic Materials – 0.4%
200,000	Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(a)	$200,152
200,000	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	198,984
200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	208,677
200,000	OCP SA, Senior Unsecured Notes, 6.100% due 4/30/30	205,972
108,000	Rio Tinto Finance USA PLC, Company Guaranteed Notes, 4.875% due 3/14/30	110,731
	Sherwin-Williams Co., Senior Unsecured Notes:
35,000	4.550% due 3/1/28	35,360
80,000	4.300% due 8/15/28	80,345
125,276	Trinseo Luxco Finance SPV SARL/Trinseo N.A. Finance SPV LLC, Secured Notes, 7.625% due 5/3/29(a)(b)	43,847
	Total Basic Materials	1,084,068
Communications – 7.1%
	Consolidated Communications Inc., Senior Secured Notes:
1,456,000	5.000% due 10/1/28(a)	1,469,679
4,915,000	6.500% due 10/1/28(a)	4,996,722
1,701,000	GCI LLC, Company Guaranteed Notes, 4.750% due 10/15/28(a)	1,656,578
1,351,000	Gen Digital Inc., Company Guaranteed Notes, 6.750% due 9/30/27(a)	1,375,056
2,126,000	Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(a)	1,978,052
2,169,000	Getty Images Inc., Senior Secured Notes, 11.250% due 2/21/30(a)	1,984,483
120,352	Go North Group AB, zero coupon, due 12/31/49(c)(d)	—
2,374,465	Go North Group AB, Senior Secured Notes, 10.127% (SOFRRATE + 5.762%) due 2/9/26(e)	1,258,467
1,973,668SEK	Go North Group AB, Senior Unsecured Notes, 15.000% due 2/2/28(c)	—
1,966,000	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)(f)	1,959,233
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	178,381
200,000	Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27	199,100
	Uber Technologies Inc., Company Guaranteed Notes:
1,207,000	7.500% due 9/15/27(a)	1,206,765
1,655,000	6.250% due 1/15/28(a)	1,656,574
214,000	Videotron Ltd., Company Guaranteed Notes, 5.125% due 4/15/27(a)	214,187
	Total Communications	20,133,277
Consumer Cyclical – 1.3%
523,000	CCM Merger Inc., Senior Unsecured Notes, 6.375% due 5/1/26(a)	523,499
590,000	Dana Inc., Senior Unsecured Notes, 5.625% due 6/15/28	589,669
48,000	Darden Restaurants Inc., Senior Unsecured Notes, 4.350% due 10/15/27	48,227
159,000	Delta Air Lines Inc., Senior Unsecured Notes, 4.950% due 7/10/28	160,955
372,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 6.050% due 10/10/25	372,494
186,000	Genuine Parts Co., Senior Unsecured Notes, 4.950% due 8/15/29	189,871
114,000	Hyundai Capital America, Senior Unsecured Notes, 4.550% due 9/26/29(a)	114,063
106,000	Marriott International Inc., Senior Unsecured Notes, 4.800% due 3/15/30	107,727

See Notes to Financial Statements.
203

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
	Meritage Homes Corp., Company Guaranteed Notes:
77,000	5.125% due 6/6/27	$77,454
10,000	3.875% due 4/15/29(a)	9,770
791,000	Papa John’s International Inc., Company Guaranteed Notes, 3.875% due 9/15/29(a)	759,350
659,000EUR	Secop Group Holding GmbH, Senior Secured Notes, 10.380% (3-Month EURIBOR + 8.400%) due 12/29/26(e)	781,633
	Total Consumer Cyclical	3,734,712
Consumer Non-cyclical – 11.1%
	AbbVie Inc., Senior Unsecured Notes:
890,000	2.950% due 11/21/26	878,334
64,000	4.875% due 3/15/30	65,934
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 4.000% due 7/30/27	194,496
9,000	Agilent Technologies Inc., Senior Unsecured Notes, 4.200% due 9/9/27	9,004
	Altria Group Inc., Company Guaranteed Notes:
28,000	6.200% due 11/1/28	29,601
47,000	4.500% due 8/6/30	47,012
17,000	Avery Dennison Corp., Senior Unsecured Notes, 4.875% due 12/6/28	17,314
7,000	BAT Capital Corp., Company Guaranteed Notes, 4.906% due 4/2/30	7,118
75,000	BAT International Finance PLC, Company Guaranteed Notes, 5.931% due 2/2/29	78,817
159,000	Biogen Inc., Senior Unsecured Notes, 5.050% due 1/15/31	163,177
200,000	BRF GmbH, Company Guaranteed Notes, 4.350% due 9/29/26	198,108
79,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 4.200% due 9/17/29	78,624
13,681,000	Cannabist Co. Holdings Inc., Senior Secured Notes, 9.250% due 12/31/28(d)	6,908,905
78,000	Cardinal Health Inc., Senior Unsecured Notes, 5.125% due 2/15/29	80,275
826,000	Charles River Laboratories International Inc., Company Guaranteed Notes, 4.250% due 5/1/28(a)	806,656
86,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 4.300% due 6/15/28	86,496
266,000	Element Fleet Management Corp., Senior Unsecured Notes, 5.037% due 3/25/30(a)	271,223
103,000	Elevance Health Inc., Senior Unsecured Notes, 5.150% due 6/15/29	106,055
112,000	Equifax Inc., Senior Unsecured Notes, 4.800% due 9/15/29	113,843
500,000	Euronet Worldwide Inc., Senior Unsecured Notes, 0.625% due 10/1/30(a)	493,700
1,199,000EUR	Formycon AG, Company Guaranteed Notes, 8.944% (3-Month EURIBOR + 7.000%) due 7/9/29(e)	1,374,715
208,000	GE HealthCare Technologies Inc., Senior Unsecured Notes, 4.800% due 8/14/29	212,350
40,000	Global Payments Inc., Senior Unsecured Notes, 5.300% due 8/15/29	40,977
70,000	Illumina Inc., Senior Unsecured Notes, 4.650% due 9/9/26	70,172
200,000	JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29(f)	200,342
114,000	Laboratory Corp. of America Holdings, Company Guaranteed Notes, 4.350% due 4/1/30	114,057
7,148,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25@(c)(d)	6,075,800
11,250,000SEK	Magle Chemoswed Holding AB, Senior Secured Notes, 8.628% (3-Month SEK-STIBOR + 6.500%) due 7/4/28(e)(d)	1,153,212

See Notes to Financial Statements.
204

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
185,000	Mars Inc., Senior Unsecured Notes, 4.800% due 3/1/30(a)	$188,535
97,000	Merck Sharp & Dohme Corp., Company Guaranteed Notes, 5.950% due 12/1/28	102,758
200,000	NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26	200,022
2,300,000 EUR	OP Holdco GmbH, Senior Secured Notes, 8.471% (3-Month EURIBOR + 6.500%) due 6/5/29(a)(e)	2,603,418
55,000	PayPal Holdings Inc., Senior Unsecured Notes, 4.450% due 3/6/28	55,620
2,354,000	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	2,350,800
412,000	Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	413,728
135,087	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	137,113
	Quanta Services Inc., Senior Unsecured Notes:
96,000	4.750% due 8/9/27	97,039
81,000	4.500% due 1/15/31	80,900
93,000	Quest Diagnostics Inc., Senior Unsecured Notes, 4.200% due 6/30/29	93,066
153,333	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	114,003
81,000	Sysco Corp., Company Guaranteed Notes, 5.100% due 9/23/30	83,519
87,000	Verisk Analytics Inc., Senior Unsecured Notes, 4.500% due 8/15/30	87,350
3,532,000	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	3,530,022
1,370,000	Williams Scotsman Inc., Senior Secured Notes, 4.625% due 8/15/28(a)	1,347,969
	Zimmer Biomet Holdings Inc., Senior Unsecured Notes:
31,000	4.700% due 2/19/27	31,220
90,000	5.050% due 2/19/30	92,624
	Total Consumer Non-cyclical	31,486,023
Energy – 5.3%
162,500	AI Candelaria -spain- SA, Senior Secured Notes, 7.500% due 12/15/28	163,617
337,000	Array Technologies Inc., Senior Unsecured Notes, 1.000% due 12/1/28	289,045
55,000	Boardwalk Pipelines LP, Company Guaranteed Notes, 4.450% due 7/15/27	55,109
1,765,000	BP Capital Markets PLC, Company Guaranteed Notes, 4.375% (5-Year CMT Index + 4.036%)(e)(g)	1,762,877
133,000	Cheniere Energy Partners LP, Company Guaranteed Notes, 4.500% due 10/1/29	132,719
	Coterra Energy Inc., Senior Unsecured Notes:
10,000	3.900% due 5/15/27	9,933
7,000	4.375% due 3/15/29	6,988
24,000	DCP Midstream Operating LP, Company Guaranteed Notes, 5.125% due 5/15/29	24,524
27,000	Devon Energy Corp., Senior Unsecured Notes, 5.250% due 10/15/27	27,038
44,000	Enbridge Inc., Company Guaranteed Notes, 6.000% due 11/15/28	46,365
183,000	Energy Transfer LP, Senior Unsecured Notes, 6.050% due 12/1/26	186,509
2,400,000	Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	2,481,865
94,160	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	94,006
1,161,000	Golar LNG Ltd., Senior Unsecured Notes, 7.000% due 10/20/25(a)	1,154,308

See Notes to Financial Statements.
205

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
2,800,000	HMH Holding BV, Senior Secured Notes, 10.019% due 11/16/26	$2,884,520
76,000	Kinder Morgan Inc., Company Guaranteed Notes, 5.000% due 2/1/29	77,602
158,000	MPLX LP, Senior Unsecured Notes, 4.800% due 2/15/29	160,036
413,000	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	419,883
1,901,000	Nabors Industries Ltd., Company Guaranteed Notes, 7.500% due 1/15/28(a)	1,908,193
123,000	NGPL PipeCo LLC, Senior Unsecured Notes, 4.875% due 8/15/27(a)	123,167
	ONEOK Inc., Company Guaranteed Notes:
160,000	5.375% due 6/1/29	164,737
79,000	4.400% due 10/15/29	78,888
	Petrobras Global Finance BV, Company Guaranteed Notes:
100,000	7.375% due 1/17/27	103,408
50,000	5.999% due 1/27/28	51,090
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
116,000	6.875% due 1/15/29	118,262
117,000	5.500% due 3/1/30	119,231
2,197,000	Welltec International ApS, Senior Secured Notes, 8.250% due 10/15/26(a)	2,183,837
	Western Midstream Operating LP, Senior Unsecured Notes:
16,000	6.350% due 1/15/29	16,829
100,000	4.050% due 2/1/30	97,231
109,000	Williams Cos., Inc., Senior Unsecured Notes, 4.800% due 11/15/29	110,933
	Total Energy	15,052,750
Financial – 5.3%
258,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 5.750% due 6/6/28	267,597
256,000	American Express Co., Senior Unsecured Notes, 4.731% (SOFRRATE + 1.260%) due 4/25/29(e)	260,206
57,000	American Homes 4 Rent LP, Senior Unsecured Notes, 4.250% due 2/15/28	56,838
88,000	American International Group Inc., Senior Unsecured Notes, 4.850% due 5/7/30	90,036
50,000	American National Group Inc., Senior Unsecured Notes, 5.750% due 10/1/29	51,627
288,000	American Tower Corp., Senior Unsecured Notes, 4.900% due 3/15/30	293,536
	Athene Global Funding, Secured Notes:
107,000	4.721% due 10/8/29(a)	107,485
181,000	5.033% due 7/17/30(a)	183,844
	Aviation Capital Group LLC, Senior Unsecured Notes:
16,000	6.250% due 4/15/28(a)	16,703
189,000	4.800% due 10/24/30(a)	188,915
	Avolon Holdings Funding Ltd., Company Guaranteed Notes:
75,000	6.375% due 5/4/28(a)	78,442
174,000	5.375% due 5/30/30(a)	178,696
	Banco Continental SAECA, Senior Unsecured Notes:
150,000	2.750% due 12/10/25	148,875
150,000	2.750% due 12/10/25(a)	148,875
200,000	Banco de Bogota SA, Subordinated Notes, 6.250% due 5/12/26	201,218

See Notes to Financial Statements.
206

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
100,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(e)	$97,841
300,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(e)	297,750
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(e)	213,271
200,000	Bank Negara Indonesia Persero Tbk PT, Subordinated Notes, 3.750% due 3/30/26	198,117
	Bank of America Corp., Senior Unsecured Notes:
58,000	3.559% (3-Month TSFR + 1.322%) due 4/23/27(e)	57,711
157,000	4.979% (SOFRRATE + 0.830%) due 1/24/29(e)	159,795
2,104,000	BGC Group Inc., Senior Unsecured Notes, 4.375% due 12/15/25	2,099,068
	Brown & Brown Inc., Senior Unsecured Notes:
25,000	4.700% due 6/23/28	25,240
26,000	4.500% due 3/15/29	26,098
78,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.245% (SOFRRATE + 1.105%) due 1/13/31(e)	80,518
	Citigroup Inc., Senior Unsecured Notes:
95,000	4.786% (SOFRRATE + 0.870%) due 3/4/29(e)	96,243
201,000	4.542% (SOFRRATE + 1.338%) due 9/19/30(e)	201,911
28,000	CNA Financial Corp., Senior Unsecured Notes, 3.900% due 5/1/29	27,595
1,220,000	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	1,125,453
100,000	Corebridge Global Funding, Senior Secured Notes, 5.750% due 7/2/26(a)	101,240
55,000	CubeSmart LP, Company Guaranteed Notes, 4.375% due 2/15/29	54,978
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(e)	197,239
313,000	Extra Space Storage LP, Company Guaranteed Notes, 5.500% due 7/1/30	327,035
1,470,955	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, step bond to yield, 10.500% due 1/15/28(a)	1,481,163
124,000	Goldman Sachs Bank USA, Senior Unsecured Notes, 5.133% (SOFRRATE + 0.770%) due 3/18/27(e)	124,265
2,734,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 5.250% due 5/15/27	2,667,057
50,000	InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	50,057
260,000	Intercorp Financial Services Inc., Senior Unsecured Notes, 4.125% due 10/19/27	256,475
1,902	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	1,874
200,000	Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446%) due 4/15/31(e)	197,938
	JPMorgan Chase & Co., Senior Unsecured Notes:
182,000	5.284% (SOFRRATE + 0.920%) due 4/22/28(e)	183,043
127,000	4.915% (SOFRRATE + 0.800%) due 1/24/29(e)	129,263
110,000	LPL Holdings Inc., Company Guaranteed Notes, 4.625% due 11/15/27(a)	109,974

See Notes to Financial Statements.
207

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
53,000	M&T Bank Corp., Senior Unsecured Notes, 4.833% (SOFRRATE + 0.930%) due 1/16/29(e)	$53,600
	New York Life Global Funding, Secured Notes:
10,000	4.837% (SOFRRATE + 0.480%) due 6/9/26(a)(e)	10,014
13,000	4.700% due 1/29/29(a)	13,248
2,500,000SEK	Novedo Holding AB, Senior Secured Notes, 9.155% (3-Month SEK-STIBOR + 7.000%) due 9/23/27(e)	259,572
573,000	Oaktree Strategic Credit Fund, Senior Unsecured Notes, 6.190% due 7/15/30(a)	582,248
75,000	Omega Healthcare Investors Inc., Company Guaranteed Notes, 4.750% due 1/15/28	75,606
200,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(e)	199,844
9,000	Pacific Life Global Funding II, Senior Secured Notes, 4.976% (SOFRRATE + 0.620%) due 6/4/26(a)(e)	9,026
154,000	Royal Bank of Canada, Senior Unsecured Notes, 5.223% (SOFRRATE + 0.860%) due 10/18/28(e)	154,567
101,000	Santander Holdings USA Inc., Senior Unsecured Notes, 5.473% (SOFRRATE + 1.610%) due 3/20/29(e)	103,394
59,000	State Street Corp., Senior Unsecured Notes, 4.543% (SOFRRATE + 0.950%) due 4/24/28(e)	59,447
264,000	Truist Financial Corp., Senior Unsecured Notes, 7.161% (SOFRRATE + 2.446%) due 10/30/29(e)	286,531
225,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.250% due 12/1/26(a)	223,999
	Wells Fargo & Co., Senior Unsecured Notes:
164,000	5.434% (SOFRRATE + 1.070%) due 4/22/28(e)	165,092
76,000	6.303% (SOFRRATE + 1.790%) due 10/23/29(e)	80,559
	Total Financial	15,137,852
Healthcare – 1.7%
6,068,970	ProSomnus Inc., Senior Secured Notes, 8.000% due 12/31/26@(c)(d)	5,006,900
Industrial – 3.2%
90,000	Amrize Finance US LLC, Company Guaranteed Notes, 4.700% due 4/7/28(a)	91,114
128,000	Arrow Electronics Inc., Senior Unsecured Notes, 5.150% due 8/21/29	130,933
221,979	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	178,249
15,590,000SEK	Cabonline Group Holding AB, Senior Secured Notes, 10.000% due 3/19/28	1,565,145
185,000	Canadian Pacific Railway Co., Company Guaranteed Notes, 4.800% due 3/30/30	189,405
200,000	Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%)(e)(g)	199,077
	GATX Corp., Senior Unsecured Notes:
81,000	4.700% due 4/1/29	81,958
5,000	4.000% due 6/30/30	4,914
2,845,000	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	2,773,603

See Notes to Financial Statements.
208

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
249,000	Jacobs Engineering Group Inc., Company Guaranteed Notes, 6.350% due 8/18/28	$262,517
116,848	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	119,810
165,000	MasTec Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	163,992
67,000	Molex Electronic Technologies LLC, Senior Unsecured Notes, 4.750% due 4/30/28(a)	67,710
146,464	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	143,567
214,000	New Enterprise Stone & Lime Co., Inc., Senior Unsecured Notes, 9.750% due 7/15/28(a)	214,606
172,000	Northrop Grumman Corp., Senior Unsecured Notes, 4.650% due 7/15/30	174,945
159,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 5.250% due 2/1/30(a)	164,042
157,000	Republic Services Inc., Senior Unsecured Notes, 4.750% due 7/15/30	161,172
	Ryder System Inc., Senior Unsecured Notes:
6,000	5.250% due 6/1/28	6,163
25,000	4.950% due 9/1/29	25,545
63,000	Sonoco Products Co., Senior Unsecured Notes, 4.450% due 9/1/26	62,981
167,000	Veralto Corp., Company Guaranteed Notes, 5.500% due 9/18/26	168,730
2,077,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	2,113,071
	Total Industrial	9,063,249
Technology – 4.1%
98,000	AppLovin Corp., Senior Unsecured Notes, 5.125% due 12/1/29	100,227
76,000	Atlassian Corp., Senior Unsecured Notes, 5.250% due 5/15/29	78,280
2,045,000EUR	Azerion Group NV, Senior Secured Notes, 8.694% (3-Month EURIBOR + 6.750%) due 10/2/26(e)	2,388,853
142,000	Broadcom Inc., Company Guaranteed Notes, 3.150% due 11/15/25	141,642
67,000	Broadcom Inc., Senior Unsecured Notes, 4.350% due 2/15/30	67,194
163,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 4.350% due 2/1/30	162,660
1,115,000	Fair Isaac Corp., Senior Unsecured Notes, 5.250% due 5/15/26(a)	1,114,636
252,000	Fiserv Inc., Senior Unsecured Notes, 4.750% due 3/15/30	255,621
213,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 4.550% due 10/15/29	214,287
16,984,165SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(d)(h)	1,076,912
74,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 2.050% due 10/15/26	72,014
81,000	Marvell Technology Inc., Company Guaranteed Notes, 4.750% due 7/15/30	81,738
63,000	Marvell Technology Inc., Senior Unsecured Notes, 5.750% due 2/15/29	65,726
79,000	Microchip Technology Inc., Company Guaranteed Notes, 4.250% due 9/1/25	79,000
121,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 4.300% due 8/19/28	121,255
2,134,000	Okta Inc., Senior Unsecured Notes, 0.125% due 9/1/25(d)	2,123,330
162,000	Oracle Corp., Senior Unsecured Notes, 5.800% due 11/10/25	162,368
46,000	Paychex Inc., Senior Unsecured Notes, 5.100% due 4/15/30	47,346
49,000	Roper Technologies Inc., Senior Unsecured Notes, 4.250% due 9/15/28	49,188
2,653,000	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	2,653,849

See Notes to Financial Statements.
209

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
612,000	Western Digital Corp., Company Guaranteed Notes, 4.750% due 2/15/26	$610,565
	Total Technology	11,666,691
Utilities – 1.3%
208,000	American Electric Power Co., Inc., Senior Unsecured Notes, 5.200% due 1/15/29	214,492
50,000	CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	51,799
179,000	Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	186,504
271,250	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28	242,498
151,600	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	157,199
200,000	Comision Federal de Electricidad, Senior Unsecured Notes, 4.750% due 2/23/27	199,928
92,000	Dominion Energy Inc., Senior Unsecured Notes, 5.000% due 6/15/30	94,512
95,000	DTE Energy Co., Senior Unsecured Notes, 5.200% due 4/1/30	97,922
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27	200,102
	Essential Utilities Inc., Senior Unsecured Notes:
63,000	4.800% due 8/15/27	63,670
4,000	3.566% due 5/1/29	3,892
157,000	Evergy Kansas Central Inc., Senior Unsecured Notes, 4.700% due 3/13/28	158,962
98,000	Exelon Corp., Senior Unsecured Notes, 5.150% due 3/15/29	100,840
4,000	FirstEnergy Transmission LLC, Senior Unsecured Notes, 4.550% due 1/15/30	4,032
323,000	Interstate Power & Light Co., Senior Unsecured Notes, 3.600% due 4/1/29	316,959
142,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	133,212
219,436	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	220,882
78,000	National Fuel Gas Co., Senior Unsecured Notes, 5.500% due 3/15/30	80,589
	National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes:
124,000	4.750% due 2/7/28	125,941
169,000	4.150% due 8/25/28	169,611
179,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 4.685% due 9/1/27	180,692
160,000	Niagara Mohawk Power Corp., Senior Unsecured Notes, 4.647% due 10/3/30(a)	160,695
159,000	NiSource Inc., Senior Unsecured Notes, 5.200% due 7/1/29	164,040
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	199,254
44,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 4.900% due 5/15/28	44,657
150,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 5.875% due 10/15/28	157,039
	Total Utilities	3,729,923
	TOTAL CORPORATE BONDS & NOTES (Cost – $125,383,201)	116,095,445
COLLATERALIZED MORTGAGE OBLIGATIONS – 13.3%
Mortgage Securities – 13.3%
200,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.538% (1-Month TSFR + 1.180%) due 9/15/34(a)(e)	198,500
146,742	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(e)	134,285

See Notes to Financial Statements.
210

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(a)	$178,787
210,000	Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class A, 5.694% (1-Month TSFR + 1.354%) due 8/20/42(a)(e)	209,737
173,631	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, 5.828% (1-Month TSFR + 1.464%) due 11/15/36(a)(e)	173,646
	BANK:
1,214,541	Series 2017-BNK4, Class XA, 1.487% due 5/15/50(e)(i)	20,055
1,402,457	Series 2017-BNK6, Class XA, 0.905% due 7/15/60(e)(i)	14,886
220,000	Series 2021-BN33, Class ASB, 2.218% due 5/15/64	206,346
	BANK5:
206,944	Series 2024-5YR5, Class A3, 5.702% due 2/15/29	215,309
263,035	Series 2024-5YR8, Class A1, 5.188% due 8/15/57	267,461
	BBCMS Mortgage Trust:
190,668	Series 2024-C24, Class A1, 5.229% due 2/15/57	192,330
261,095	Series 2025-5C33, Class A1, 4.971% due 3/15/58	262,847
	Benchmark Mortgage Trust:
9,215,699	Series 2018-B4, Class XA, 0.613% due 7/15/51(e)(i)	90,948
3,544,456	Series 2020-B16, Class XA, 1.029% due 2/15/53(e)(i)	109,054
259,984	Series 2024-V8, Class A1, 5.514% due 7/15/57	264,851
310,000	Series 2025-V16, Class A1, 4.653% due 8/15/58	311,434
150,000	BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.253% (1-Month TSFR + 1.890%) due 7/15/41(a)(e)	150,562
303,625	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.705% (1-Month TSFR + 1.342%) due 3/15/41(a)(e)	304,194
	BMO Mortgage Trust:
143,019	Series 2023-C5, Class A1, 5.740% due 6/15/56	144,624
256,555	Series 2024-5C4, Class A1, 6.017% due 5/15/57	263,163
269,115	Series 2024-C9, Class A1, 5.478% due 7/15/57	273,622
160,000	BPR Trust, Series 2021-TY, Class A, 5.528% (1-Month TSFR + 1.164%) due 9/15/38(a)(e)	160,050
	BRAVO Residential Funding Trust:
709,071	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)(e)	651,158
376,248	Series 2023-NQM5, Class A1, step bond to yield, 6.505% due 6/25/63(a)	379,197
277,000	BRSP Ltd., Series 2024-FL2, Class A, 6.299% (1-Month TSFR + 1.945%) due 8/19/37(a)(e)	276,983
285,393	BSPRT Issuer Ltd., Series 2023-FL10, Class A, 6.622% (1-Month TSFR + 2.259%) due 9/15/35(a)(e)	285,448
154,000	BX, Series 2021-MFM1, Class B, 5.427% (1-Month TSFR + 1.064%) due 1/15/34(a)(e)	153,952
	BX Commercial Mortgage Trust:
62,181	Series 2021-21M, Class A, 5.207% (1-Month TSFR + 0.844%) due 10/15/36(a)(e)	62,162

See Notes to Financial Statements.
211

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
120,022	Series 2021-ACNT, Class B, 5.727% (1-Month TSFR + 1.364%) due 11/15/38(a)(e)	$119,947
121,970	Series 2021-XL2, Class A, 5.166% (1-Month TSFR + 0.803%) due 10/15/38(a)(e)	121,932
102,753	Series 2022-LP2, Class A, 5.376% (1-Month TSFR + 1.013%) due 2/15/39(a)(e)	102,753
120,000	Series 2025-BCAT, Class A, 5.730% (1-Month TSFR + 1.380%) due 8/15/42(a)(e)	120,112
160,000	BX Mortgage Trust, Series 2021-PAC, Class A, 5.167% (1-Month TSFR + 0.804%) due 10/15/36(a)(e)	159,900
	BX Trust:
111,357	Series 2021-SDMF, Class B, 5.215% (1-Month TSFR + 0.852%) due 9/15/34(a)(e)	110,940
1,840,000	Series 2025-LUNR, Class A, 5.863% (1-Month TSFR + 1.500%) due 6/15/40(a)(e)	1,844,025
156,583	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2, 3.623% due 5/15/52	151,850
1,274,034	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.370% due 5/10/50(e)(i)	17,538
287,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XB, 1.054% due 6/15/50(e)(i)	3,810
	Citigroup Commercial Mortgage Trust:
192,415	Series 2016-P3, Class A3, 3.063% due 4/15/49	191,142
400,000	Series 2016-P3, Class A4, 3.329% due 4/15/49	395,763
200,000	Series 2016-P4, Class A4, 2.902% due 7/10/49	196,584
250,513	Series 2017-P7, Class A3, 3.442% due 4/14/50	247,338
83,890	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(e)	76,268
551,333	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(e)	507,343
227,000	Commercial Mortgage Trust, Series 2018-HCLV, Class A, 5.659% (1-Month TSFR + 1.296%) due 9/15/33(a)(e)	204,338
557,517	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 5.398% (SOFR30A + 1.050%) due 1/25/44(a)(e)	557,517
	Cross Mortgage Trust:
579,801	Series 2024-H1, Class A1, step bond to yield, 6.085% due 12/25/68(a)	585,180
631,568	Series 2024-H5, Class A1, step bond to yield, 5.854% due 8/26/69(a)	637,114
	CSAIL Commercial Mortgage Trust:
553,437	Series 2017-C8, Class XA, 1.201% due 6/15/50(e)(i)	7,204
3,451,189	Series 2017-CX10, Class XA, 0.982% due 11/15/50(e)(i)	42,148
2,936,313	Series 2018-CX12, Class XA, 0.704% due 8/15/51(e)(i)	38,536
	DBJPM Mortgage Trust:
200,000	Series 2016-C3, Class A5, 2.890% due 8/10/49	196,946
19,087	Series 2020-C9, Class A2, 1.900% due 8/15/53	19,100
170,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.757% due 6/5/35(a)(e)	163,935
964,082	Ellington Financial Mortgage Trust, Series 2022-3, Class A1, step bond to yield, 5.000% due 8/25/67(a)	960,613

See Notes to Financial Statements.
212

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
148,760	ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, 5.179% (1-Month TSFR + 0.815%) due 11/15/38(a)(e)	$148,668
208,976	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 5.383% (1-Month TSFR + 1.019%) due 10/15/38(a)(e)	208,911
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
315,671	Series 4631, Class FA, 4.957% (SOFR30A + 0.614%) due 11/15/46(e)	309,383
1,062,286	Series 4987, Class BF, 4.863% (SOFR30A + 0.514%) due 6/25/50(e)	1,042,085
612,244	Series 4990, Class FN, 4.813% (SOFR30A + 0.464%) due 5/25/50(e)	590,382
440,833	Series 5475, Class FG, 5.498% (SOFR30A + 1.150%) due 11/25/54(e)	439,965
488,342	Series 5480, Class FD, 5.698% (SOFR30A + 1.350%) due 3/25/54(e)	491,334
241,923	Series 5524, Class AF, 5.548% (SOFR30A + 1.200%) due 4/25/55(e)	240,437
	Federal National Mortgage Association (FNMA), Aces:
945,106	Series 2020-M49, Class 1A1, 1.297% due 11/25/30(e)	882,743
158,281	Series 2021-M7, Class A1, 1.783% due 3/25/31(e)	151,070
	Federal National Mortgage Association (FNMA), REMICS:
369,052	Series 2024-82, Class FH, 5.498% (SOFR30A + 1.150%) due 11/25/54(e)	368,986
570,057	Series 2024-89, Class FD, 5.748% (SOFR30A + 1.400%) due 9/25/53(e)	571,343
384,109	Series 2024-93, Class FL, 5.798% (SOFR30A + 1.450%) due 12/25/54(e)	387,688
397,021	Series 2025-28, Class FM, 5.598% (SOFR30A + 1.250%) due 4/25/55(e)	398,066
732,425	GCAT Trust, Series 2022-NQM4, Class A1, step bond to yield, 5.269% due 8/25/67(a)	731,064
	GPMT Ltd.:
76,590	Series 2021-FL3, Class A, 5.974% (1-Month TSFR + 1.614%) due 7/16/35(a)(e)	76,405
230,000	Series 2021-FL3, Class AS, 6.324% (1-Month TSFR + 1.964%) due 7/16/35(a)(e)	229,447
150,000	Great Wolf Trust, Series 2024-WOLF, Class A, 5.905% (1-Month TSFR + 1.542%) due 3/15/39(a)(e)	150,609
	GS Mortgage Securities Corp. Trust:
208,000	Series 2021-IP, Class A, 5.428% (1-Month TSFR + 1.064%) due 10/15/36(a)(e)	207,871
250,000	Series 2023-SHIP, Class A, 4.466% due 9/10/38(a)(e)	249,033
	GS Mortgage Securities Trust:
144,663	Series 2015-GC34, Class A4, 3.506% due 10/10/48	144,079
3,282,335	Series 2016-GS4, Class XA, 0.630% due 11/10/49(e)(i)	10,647
1,641,529	Series 2017-GS6, Class XA, 1.140% due 5/10/50(e)(i)	23,083
3,112,594	Series 2017-GS8, Class XA, 1.071% due 11/10/50(e)(i)	45,531
250,000	INCREF LLC, Series 2025-FL1, Class A, 6.082% (1-Month TSFR + 1.728%) due 10/19/42(a)(e)	249,997
285,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822% due 8/15/49	280,826
	JPMBB Commercial Mortgage Securities Trust:
560,997	Series 2015-C32, Class XA, 1.231% due 11/15/48(e)(i)	36
200,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	198,957
220,000	KREF Ltd., Series 2021-FL2, Class B, 6.128% (1-Month TSFR + 1.764%) due 2/15/39(a)(e)	214,494

See Notes to Financial Statements.
213

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
288,200	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, step bond to yield, 5.650% due 11/25/60(a)	$288,317
85,076	LFT CRE Ltd., Series 2021-FL1, Class A, 5.648% (1-Month TSFR + 1.284%) due 6/15/39(a)(e)	85,083
250,000	MF1, Series 2024-FL15, Class A, 6.048% (1-Month TSFR + 1.688%) due 8/18/41(a)(e)	250,639
330,000	MF1 Ltd., Series 2021-FL7, Class AS, 5.924% (1-Month TSFR + 1.564%) due 10/16/36(a)(e)	328,366
444,689	MFA Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.617% due 7/25/68(a)	447,938
41,954	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.278% (1-Month TSFR + 0.915%) due 4/15/38(a)(e)	41,954
10,558	MHP, Series 2022-MHIL, Class A, 5.178% (1-Month TSFR + 0.815%) due 1/15/39(a)(e)	10,558
	Morgan Stanley Capital I Trust:
1,090,043	Series 2016-UB11, Class XA, 1.564% due 8/15/49(e)(i)	8,264
3,167,653	Series 2016-UB12, Class XA, 0.761% due 12/15/49(e)(i)	14,642
237,000	Series 2016-UBS9, Class A4, 3.594% due 3/15/49	235,292
771,825	Series 2017-H1, Class XA, 1.447% due 6/15/50(e)(i)	10,972
149,415	Series 2021-L6, Class A2, 2.126% due 6/15/54(e)	142,746
155,123	Series 2024-NSTB, Class A, 3.900% due 9/24/57(a)(e)	152,947
	New Residential Mortgage Loan Trust:
743,737	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(e)	717,336
112,429	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(e)	106,822
1,205,683	Series 2024-NQM1, Class A1, step bond to yield, 6.129% due 3/25/64(a)	1,216,008
	OBX Trust:
520,307	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(e)	467,597
659,129	Series 2023-NQM1, Class A1, 6.120% due 11/25/62(a)(e)	658,616
649,692	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	654,876
686,573	Series 2024-NQM7, Class A1, step bond to yield, 6.243% due 3/25/64(a)	694,462
593,274	Series 2025-NQM14, Class A3, step bond to yield, 5.618% due 7/25/65(a)	594,476
938,301	Series 2025-NQM7, Class A1, step bond to yield, 5.560% due 5/25/55(a)	947,475
798,991	PRPM Trust, Series 2025-NQM2, Class A1, step bond to yield, 5.688% due 4/25/70(a)	805,459
330,000	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.755% (1-Month TSFR + 1.392%) due 5/15/39(a)(e)	330,000
	SREIT Trust:
200,000	Series 2021-IND, Class B, 5.574% (1-Month TSFR + 1.211%) due 10/15/38(a)(e)	199,751
176,157	Series 2021-MFP, Class A, 5.208% (1-Month TSFR + 0.845%) due 11/15/38(a)(e)	176,102
120,000	Series 2021-MFP2, Class A, 5.299% (1-Month TSFR + 0.936%) due 11/15/36(a)(e)	119,963
266,110	TRTX Issuer Ltd., Series 2022-FL5, Class A, 6.013% (1-Month TSFR + 1.650%) due 2/15/39(a)(e)	266,114

See Notes to Financial Statements.
214

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
702,785	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.617% due 6/15/50(e)(i)	$12,044
159,000	VEGAS Trust, Series 2024-TI, Class A, 5.518% due 11/10/39(a)	161,488
	Velocity Commercial Capital Loan Trust:
732,304	Series 2021-2, Class A, 1.520% due 8/25/51(a)(e)	629,252
295,062	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(e)	243,421
835,984	Series 2024-5, Class A, 5.490% due 10/25/54(a)(e)	839,481
	Verus Securitization Trust:
439,907	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(a)	401,769
84,065	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(e)	80,982
388,699	Series 2023-1, Class A1, step bond to yield, 5.850% due 12/25/67(a)	388,450
443,090	Series 2023-INV2, Class A1, step bond to yield, 6.443% due 8/25/68(a)	446,468
426,802	Series 2024-1, Class A1, step bond to yield, 5.712% due 1/25/69(a)	429,386
924,024	Series 2024-2, Class A1, step bond to yield, 6.095% due 2/25/69(a)	931,673
52,231	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(e)	50,275
	Wells Fargo Commercial Mortgage Trust:
296,539	Series 2015-LC22, Class XA, 0.813% due 9/15/58(e)(i)	10
546,235	Series 2015-NXS2, Class XA, 0.047% due 7/15/58(e)(i)	45
325,000	Series 2016-C33, Class A4, 3.426% due 3/15/59	322,935
173,120	Series 2021-C60, Class A2, 2.042% due 8/15/54	168,563
26,171	Series 2021-SAVE, Class A, 5.728% (1-Month TSFR + 1.364%) due 2/15/40(a)(e)	26,146
	Total Mortgage Securities	37,883,770
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $40,371,251)	37,883,770
ASSET-BACKED SECURITIES – 10.4%
Automobile ABS – 1.1%
	American Credit Acceptance Receivables Trust:
4,016	Series 2024-2, Class A, 5.900% due 2/12/27(a)	4,018
43,382	Series 2024-3, Class A, 5.760% due 11/12/27(a)	43,437
300,000	Carvana Auto Receivables Trust, Series 2024-P3, Class A4, 4.310% due 9/10/30	301,700
309,889	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310% due 5/17/27(a)	306,765
344,773	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590% due 10/15/29(a)	348,276
992,000	Hertz Vehicle Financing III LLC, Series 2025-1A, Class A, 4.910% due 9/25/29(a)	1,003,514
	Lendbuzz Securitization Trust:
178,168	Series 2023-2A, Class A2, 7.090% due 10/16/28(a)	181,163
296,616	Series 2024-2A, Class A2, 5.990% due 5/15/29(a)	299,311
398,240	Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.044% due 6/27/33(a)	399,782
250,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.780% due 1/15/31	252,017

See Notes to Financial Statements.
215

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
Automobile ABS – (continued)
2,238	Westlake Automobile Receivables Trust, Series 2023-4A, Class A2, 6.230% due 1/15/27(a)	$2,240
	Total Automobile ABS	3,142,223
Commercial MBS – 0.8%
	ACREC Ltd.:
67,450	Series 2021-FL1, Class A, 5.624% (1-Month TSFR + 1.264%) due 10/16/36(a)(e)	67,456
350,000	Series 2021-FL1, Class AS, 5.974% (1-Month TSFR + 1.614%) due 10/16/36(a)(e)	350,030
114,664	BDS Ltd., Series 2021-FL10, Class A, 5.824% (1-Month TSFR + 1.464%) due 12/16/36(a)(e)	114,675
147,972	BRSP Ltd., Series 2021-FL1, Class A, 5.618% (1-Month TSFR + 1.264%) due 8/19/38(a)(e)	147,327
93,344	BSPRT Issuer Ltd., Series 2021-FL7, Class A, 5.798% (1-Month TSFR + 1.434%) due 12/15/38(a)(e)	93,349
203,398	FS Rialto, Series 2021-FL3, Class A, 5.724% (1-Month TSFR + 1.364%) due 11/16/36(a)(e)	203,288
208,123	FS RIALTO, Series 2021-FL2, Class A, 5.694% (1-Month TSFR + 1.334%) due 5/16/38(a)(e)	208,144
200,043	GPMT Ltd., Series 2021-FL4, Class A, 5.804% (1-Month TSFR + 1.464%) due 12/15/36(a)(e)	195,326
39,801	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 5.498% (1-Month TSFR + 1.134%) due 7/15/39(a)(e)	39,747
160,940	KREF Ltd., Series 2021-FL2, Class A, 5.548% (1-Month TSFR + 1.184%) due 2/15/39(a)(e)	160,800
	LoanCore Issuer Ltd.:
107,819	Series 2021-CRE5, Class A, 5.778% (1-Month TSFR + 1.414%) due 7/15/36(a)(e)	107,828
182,528	Series 2021-CRE6, Class A, 5.778% (1-Month TSFR + 1.414%) due 11/15/38(a)(e)	182,288
	MF1 Ltd.:
28,706	Series 2021-FL6, Class A, 5.574% (1-Month TSFR + 1.214%) due 7/16/36(a)(e)	28,696
71,880	Series 2022-FL8, Class A, 5.703% (1-Month TSFR + 1.350%) due 2/19/37(a)(e)	71,831
89,586	STWD Ltd., Series 2021-FL2, Class A, 5.674% (1-Month TSFR + 1.314%) due 4/18/38(a)(e)	89,535
66,022	TRTX Issuer Ltd., Series 2021-FL4, Class A, 5.678% (1-Month TSFR + 1.314%) due 3/15/38(a)(e)	66,021
	Total Commercial MBS	2,126,341
Other ABS – 8.2%
	Affirm Asset Securitization Trust:
275,000	Series 2024-A, Class A, 5.610% due 2/15/29(a)	276,405
217,083	Series 2025-X1, Class A, 5.080% due 4/15/30(a)	217,357
19,607	APL Finance DAC, Series 2023-1A, Class A, 7.000% due 7/21/31(a)	19,661
12,671	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	11,986
500,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(a)	505,868

See Notes to Financial Statements.
216

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
500,000	Bain Capital Credit CLO Ltd., Series 2022−6A, Class A1R, 5.702% (3-Month TSFR + 1.370%) due 1/22/38(a)(e)	$500,373
2,000,000	Brant Point CLO Ltd., Series 2024-3A, Class A1, 5.804% (3-Month TSFR + 1.600%) due 2/20/37(a)(e)	2,009,617
289,896	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(a)	275,161
1,000,000	Carlyle US CLO Ltd., Series 2019-4A, Class A11R, 5.638% (3-Month TSFR + 1.320%) due 4/15/35(a)(e)	1,003,445
500,000	CarVal CLO IX-C Ltd., Series 2024-1A, Class A, 6.005% (3-Month TSFR + 1.680%) due 4/20/37(a)(e)	500,871
	DataBank Issuer:
500,000	Series 2021-1A, Class A2, 2.060% due 2/27/51(a)	492,415
500,000	Series 2023-1A, Class A2, 5.116% due 2/25/53(a)	498,572
470,000	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118% due 7/25/47(a)	466,144
500,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class AR, 5.570% (3-Month TSFR + 1.250%) due 4/14/38(a)(e)(d)	500,250
274,249	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 5.765% (3-Month TSFR + 1.440%) due 10/20/31(a)(e)	274,819
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 5.782% (3-Month TSFR + 1.472%) due 1/30/35(a)(e)	500,250
88,432	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	86,752
1,000,000	Katayma CLO I Ltd., Series 2023-1A, Class A1, 6.325% (3-Month TSFR + 2.000%) due 10/20/36(a)(e)	1,002,320
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, 5.975% (3-Month TSFR + 1.650%) due 4/20/37(a)(e)	1,005,336
862,000	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.604% due 9/20/65(a)	872,276
1,000,000	Madison Park Funding LXIII Ltd., Series 2023-63A, Class A1R, 5.725% (3-Month TSFR + 1.400%) due 7/21/38(a)(e)	1,003,500
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 5.824% (3-Month TSFR + 1.502%) due 10/17/34(a)(e)	1,003,090
250,000	Mariner Finance Issuance Trust, Series 2025-AA, Class A, 4.980% due 5/20/38(a)	253,745
	Marlette Funding Trust:
28,478	Series 2024-1A, Class A, 5.950% due 7/17/34(a)	28,493
200,000	Series 2025-1A, Class B, 4.950% due 7/16/35(a)	200,677
301,268	Ocean Trails CLO V, Series 2014-5A, Class ARR, 5.862% (3-Month TSFR + 1.542%) due 10/13/31(a)(e)	302,184
6,229	OCP CLO Ltd., Series 2014-5A, Class A1R, 5.655% (3-Month TSFR + 1.342%) due 4/26/31(a)(e)	6,230
	Pagaya AI Debt Grantor Trust:
249,974	Series 2025-2, Class B, 5.329% due 10/15/32(a)	250,931
339,529	Series 2025-3, Class A1, 5.028% due 5/16/32(a)	339,688
500,000	Series 2025-3, Class A2, 5.365% due 12/15/32(a)	503,056
36,973	Prosper Marketplace Issuance Trust, Series 2024-1A, Class A, 6.120% due 8/15/29(a)	36,996

See Notes to Financial Statements.
217

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
238,306	Reach ABS Trust, Series 2025-2A, Class A, 4.930% due 8/18/32(a)	$238,975
1,000,000	Rockford Tower CLO Ltd., Series 2024-1A, Class A1, 5.935% (3-Month TSFR + 1.610%) due 4/20/37(a)(e)	1,003,973
329,713	Slam Ltd., Series 2024−1A, Class A, 5.335% due 9/15/49(a)	332,789
	SoFi Consumer Loan Program Trust:
324,716	Series 2025-1, Class A, 4.800% due 2/27/34(a)	325,818
250,000	Series 2025-2, Class B, 4.970% due 6/25/34(a)	252,829
200,000	Series 2025-3, Class A, 4.470% due 8/15/34(a)	200,128
490,925	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 5.837% (3-Month TSFR + 1.512%) due 10/20/31(a)(e)	492,531
72,809	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 5.707% (3-Month TSFR + 1.382%) due 1/21/31(a)(e)	72,878
207,536	Steele Creek CLO Ltd., Series 2018-2A, Class A, 5.647% (3-Month TSFR + 1.462%) due 8/18/31(a)(e)	208,035
515,689	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.080% due 6/21/50(a)	519,127
18,141	Theorem Funding Trust, Series 2023-1A, Class A, 7.580% due 4/15/29(a)	18,175
2,000,000	THL Credit Wind River CLO Ltd., Series 2017-1A, Class ARR, 5.651% (3-Month TSFR + 1.322%) due 4/18/36(a)(e)	1,999,532
	Upstart Securitization Trust:
156,131	Series 2024-1, Class A, 5.330% due 11/20/34(a)	156,565
195,170	Series 2025-1, Class A, 5.450% due 4/20/35(a)	196,460
205,000	Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165% due 10/15/46(a)	198,512
1,000,000	Warwick Capital CLO 4 Ltd., Series 2024-4A, Class A1, 5.725% (3-Month TSFR + 1.400%) due 7/20/37(a)(e)	1,003,235
1,000,000	Wellfleet CLO Ltd., Series 2020-2A, Class AR, 5.799% (3-Month TSFR + 1.482%) due 7/15/34(a)(e)	1,002,916
	Total Other ABS	23,170,946
Student Loan ABS – 0.1%
107,230	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	96,199
335	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(a)	334
	Navient Private Education Refi Loan Trust:
40,256	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	37,751
238,332	Series 2022-A, Class A, 2.230% due 7/15/70(a)	217,916
	Total Student Loan ABS	352,200

See Notes to Financial Statements.
218

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
WL Collateral CMO – 0.2%
630,856	First Franklin Mortgage Loan Trust, Series 2003-FF2, Class M1, 6.268% (1-Month TSFR + 1.914%) due 7/25/33(e)	$624,218
4,202	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 6.240% due 2/27/51(a)	4,200
	Total WL Collateral CMO	628,418
	TOTAL ASSET-BACKED SECURITIES (Cost – $29,168,858)	29,420,128
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 10.0%
U.S. GOVERNMENT OBLIGATIONS – 10.0%
239,924	U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/27	244,731
	U.S. Treasury Inflation Indexed Notes:
365,578	0.125% due 4/15/27	360,721
185,111	1.625% due 10/15/27	188,728
	U.S. Treasury Notes:
8,500,000	0.375% due 1/31/26	8,370,242
1,550,000	0.750% due 5/31/26	1,513,647
2,450,000	0.625% due 7/31/26	2,378,816
4,450,000	0.500% due 6/30/27	4,204,555
11,300,000	0.750% due 1/31/28	10,561,969
800,000	0.875% due 11/15/30	693,437
	TOTAL U.S. GOVERNMENT OBLIGATIONS	28,516,846
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost – $28,474,227)	28,516,846
SENIOR LOANS(e) – 3.4%
United States – 3.4%
2,706,368	Bally’s Corp., due 10/2/28(j)	2,673,891
2,365,328	Fiserv Investment Solutions Inc., 8.204% (3-Month USD-SOFR + 0.400%) due 2/18/27	2,335,762
2,865,899	K&N Parent Inc., 0.000% (1-Month USD-SOFR + 0.500%) due 2/3/27(c)(d)	2,851,569
1,922,352	Magnite Inc., 7.316% (1-Month USD-SOFR + 0.300%) due 2/6/31	1,922,352
	Total United States	9,783,574
	TOTAL SENIOR LOANS (Cost – $9,640,321)	9,783,574
MORTGAGE-BACKED SECURITIES – 0.8%
FHLMC – 0.3%
	Freddie Mac Pool:
416,796	5.500% due 2/1/55	422,802
458,216	6.000% due 4/1/54	472,391
	TOTAL FHLMC	895,193
FNMA – 0.5%
	Federal National Mortgage Association (FNMA) Pool:
401,772	5.000% due 8/1/43	405,122
415,096	5.500% due 2/1/55	421,404

See Notes to Financial Statements.
219

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
340,021	5.500% due 4/1/55	$342,248
300,866	6.000% due 10/1/53	310,010
	TOTAL FNMA	1,478,784
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $2,334,147)	2,373,977
SOVEREIGN BONDS – 0.1%
Guatemala – 0.1%
200,000	Guatemala Government Bond, 4.500% due 5/3/26	198,800
Paraguay – 0.0%
50,000	Paraguay Government International Bond, 5.000% due 4/15/26	50,010
	TOTAL SOVEREIGN BONDS (Cost – $248,185)	248,810
Shares/Units
EXCHANGE TRADED FUND (ETF) – 11.4%
662,309	iShares Core 1−5 Year USD Bond
	(Cost - $30,569,980)	32,347,171
PREFERRED STOCKS – 0.9%
FINANCIAL – 0.9%
Diversified Financial Services – 0.5%
56,213	SWK Holdings Corp., 9.000%	1,450,295
Equity Real Estate Investment Trusts (REITs) – 0.4%
45,017	Gladstone Land Corp., 5.000%	1,118,673
	TOTAL FINANCIAL	2,568,968
	TOTAL PREFERRED STOCKS (Cost – $2,469,592)	2,568,968
COMMON STOCKS – 0.9%
CONSUMER NON-CYCLICAL – 0.3%
Healthcare-Products – 0.3%
833,981	ProSomnus Sleep Technologies Inc.*@(c)(d)	833,981
Healthcare-Services – 0.0%
161,689	UpHealth Inc.*@(c)(d)	—
Pharmaceuticals – 0.0%
6,449,526	Cannabist Co. Holdings Inc.*(d)	—
	TOTAL CONSUMER NON-CYCLICAL	833,981
DIVERSIFIED – 0.6%
SPACs – 0.6%
8,880	Copley Acquisition Corp.*(d)	89,688
108,500	Mercer Park Opportunities Corp.*(d)	1,109,955
51,284	Translational Development Acquisition Corp.*(d)	530,276
	Total SPACs	1,729,919
	TOTAL DIVERSIFIED	1,729,919

See Notes to Financial Statements.
220

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – 0.0%
Financial Services – 0.0%
16,305	Alpha Partners Technology*(c)(d)	$2,935
	TOTAL COMMON STOCKS (Cost – $2,514,919)	2,566,835
WARRANT – 0.0%
DIVERSIFIED – 0.0%
Holding Companies-Diversified – 0.0%
43,327	Leafly Holdings Inc.*@
	(Cost – $0)	347
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $271,174,681)	261,805,871
Face Amount
SHORT-TERM INVESTMENTS – 7.4%
COMMERCIAL PAPERS – 3.6%
$ 2,080,000	Bacardi-Martini BV, 4.705% due 9/4/25(k)	2,078,335
1,341,000	Dollarama Inc., 4.665% due 9/15/25(a)(k)	1,337,964
1,224,000	FMC Corp., 5.221% due 9/22/25(a)(k)	1,219,764
1,571,000	Genuine Parts Co., 4.572% due 9/11/25(a)(k)	1,568,434
2,547,000	PPG Industries Inc., 4.538% due 9/29/25(k)	2,537,152
1,637,000	Stanley Black & Decker Inc., 4.566% due 9/19/25(a)(k)	1,632,582
	TOTAL COMMERCIAL PAPERS (Cost – $10,378,379)	10,374,231
CORPORATE NOTE – 0.1%
1,468,461	Tacora Resources Inc., 13.000% due 11/3/23(a)(c)(d) (Cost – $1,468,631)	202,501
TIME DEPOSITS – 3.7%
818,455EUR	Citibank – London, 0.870% due 9/1/25	957,551
4,381,602	Citibank – New York, 3.680% due 9/2/25	4,381,602
1,503,072	JPMorgan Chase & Co. – New York, 3.680% due 9/2/25	1,503,072
3,666,543	Royal Bank of Canada – Toronto, 3.680% due 9/2/25	3,666,543
	TOTAL TIME DEPOSITS (Cost – $10,508,768)	10,508,768
	TOTAL SHORT-TERM INVESTMENTS (Cost – $22,355,778)	21,085,500
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.8%
MONEY MARKET FUND – 0.8%
2,223,994	Federated Government Obligations Fund, Premier Class, 4.151%(l) (Cost – $2,223,994)	2,223,994
	TOTAL INVESTMENTS – 100.2% (Cost – $295,754,453)	285,115,365
	Liabilities in Excess of Other Assets – (0.2)%	(624,637)
	TOTAL NET ASSETS – 100.0%	$284,490,728

See Notes to Financial Statements.
221

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)
†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2025, amounts to $112,470,257 and represents 39.53% of net assets.

(b)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2025, amounts to $28,466,214 and represents 10.01% of net assets.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2025.
(f)	All or a portion of this security is on loan (See Note 5).
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Security is currently in default.
(i)	Interest only security.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Rate shown represents yield-to-maturity.
(l)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Leafly Holdings Inc.	2/7/2022	$—	$347	0.00%*
Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25	2/4/2022	8,497,000	6,075,800	2.14%
ProSomnus Inc., Senior Secured Notes, 8.000% due 12/31/26	8/6/2024	4,810,432	5,006,900	1.76%
ProSomnus Sleep Technologies Inc.	8/6/2024	728,853	833,981	0.29%
UpHealth Inc.	11/22/2023	85,141	—	0.00%*
			$11,917,028	4.19%

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Index
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MFA	— Mortgage Finance Authority
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit
SARL	— Société à Responsabilité Limitée
SOFR	— Secured Overnight Financing Rate
SPACs	— Special Purpose Acquisition Companies
STIBOR	— Stockholm Interbank Offered Rate
TSFR	— CME Term SOFR Reference Rate
See Notes to Financial Statements.
222

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Low Duration Fixed Income Fund(concluded)
Summary of Investments by Security Type^

Corporate Bonds & Notes	40.7%
Collateralized Mortgage Obligations	13.3
Exchange Traded Fund (ETF)	11.4
Asset-Backed Securities	10.3
U.S. Government Agencies & Obligations	10.0
Senior Loans	3.4
Preferred Stocks	0.9
Common Stocks	0.9
Mortgage-Backed Securities	0.8
Sovereign Bonds	0.1
Warrant	0.0*
Short-Term Investments	7.4
Money Market Fund	0.8
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
At August 31, 2025, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	6,615,000	BBH	$7,745,267	9/15/25	$19,155	—	$19,155
Swedish Krona	36,375,000	BBH	3,847,018	9/15/25	—	(16,659)	(16,659)
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$19,155	$(16,659)	$2,496

Counterparty Abbreviations used in this schedule:
BBH	— Brown Brothers Harriman & Co.
Currency Abbreviations used in this schedule:
EUR	— Euro
SEK	— Swedish Krona
See Notes to Financial Statements.
223

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 77.5%
Australia – 0.1%
300,000	Hillgrove Mines Pty Ltd., Senior Secured Notes, 12.000% due 8/1/29	$295,104
150,000	Mineral Resources Ltd., Senior Unsecured Notes, 9.250% due 10/1/28(a)	156,812
	Total Australia	451,916
Bermuda – 0.9%
125,000EUR	Aegon Ltd., Subordinated Notes, 0.496% (10-Year Netherlands Government Bond Yield + 0.850%)(b)(c)(d)	105,442
255,020	Digicel Group Holdings Ltd., Senior Secured Notes, zero coupon, due 12/31/30(a)	9,036
200,000	Fidelis Insurance Holdings Ltd., Subordinated Notes, 7.750% (5-Year CMT Index + 4.280%) due 6/15/55(c)	211,130
584,000	Lancashire Holdings Ltd., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 5.080%) due 9/18/41(c)	570,967
3,527,000	Nabors Industries Ltd., Company Guaranteed Notes, 7.500% due 1/15/28(a)	3,540,346
875,000	SP Cruises Intermediate Ltd., Senior Secured Notes, 11.500% due 3/14/30	830,416
850,000	Viking Cruises Ltd., Company Guaranteed Notes, 9.125% due 7/15/31(a)	915,796
	Total Bermuda	6,183,133
Brazil – 1.1%
4,000,000	Banco do Brasil SA, Junior Subordinated Notes, 8.748% (5-Year CMT Index + 4.398%)(c)(d)	3,990,600
800,000	Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446%) due 4/15/31(c)	791,754
3,039,448	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	3,085,040
	Total Brazil	7,867,394
British Virgin Islands – 0.2%
1,400,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29 .	1,460,740
Canada – 2.6%
100,000	AltaGas Ltd., Junior Subordinated Notes, 7.200% (5-Year CMT Index + 3.573%) due 10/15/54(a)(c)	101,332
2,100,000	Aris Mining Corp., Company Guaranteed Notes, 8.000% due 10/31/29(a)	2,173,500
50,000	Bell Telephone Co. of Canada or Bell Canada, Company Guaranteed Notes, 6.875% (5-Year CMT Index + 2.390%) due 9/15/55(c)	51,066
1,793,000	Brookfield Residential Properties Inc./Brookfield Residential US LLC, Company Guaranteed Notes, 4.875% due 2/15/30(a)	1,644,296
3,800,000	Canacol Energy Ltd., Company Guaranteed Notes, 5.750% due 11/24/28	1,448,750
10,024,000	Cannabist Co. Holdings Inc., Senior Secured Notes, 9.250% due 12/31/28(b)	5,062,120
1,114,000	Enerflex Ltd., Senior Secured Notes, 9.000% due 10/15/27(a)	1,143,451
200,000	New Gold Inc., Senior Unsecured Notes, 6.875% due 4/1/32(a)	208,473
2,500,000	Polaris Renewable Energy Inc., Senior Secured Notes, 9.500% due 12/3/29	2,587,500
50,000	Rogers Communications Inc., Subordinated Notes, 7.000% (5-Year CMT Index + 2.653%) due 4/15/55(c)	51,289

See Notes to Financial Statements.
224

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Canada – (continued)
300,000	Saturn Oil & Gas Inc., Senior Secured Notes, 9.625% due 6/15/29(a)	$306,276
3,595,000	Trulieve Cannabis Corp., Senior Secured Notes, 8.000% due 10/6/26	3,550,062
	Total Canada	18,328,115
Cayman Islands – 2.2%
4,920,538	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	3,951,192
848,000	C&W Senior Finance Ltd., Company Guaranteed Notes, 9.000% due 1/15/33(a)	890,343
1,409,000	CHC Group LLC, Senior Secured Notes, 11.750% due 9/1/30(a)	1,402,599
1,900,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(d)	1,875,110
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27	200,102
19,023	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	18,736
3,115,938	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	3,194,927
2,014,800	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	1,498,003
2,507,000	Sable International Finance Ltd., Senior Secured Notes, 7.125% due 10/15/32(a)	2,549,000
	Total Cayman Islands	15,580,012
Chile – 1.6%
5,000,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	3,988,014
1,041,000	Cencosud SA, Company Guaranteed Notes, 4.375% due 7/17/27	1,037,316
3,074,169	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	2,748,307
300,000	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 3.000% due 9/30/29	281,015
243,250	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	219,503
1,055,020	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	1,037,799
1,741,960	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	1,739,103
	Total Chile	11,051,057
Colombia – 0.7%
1,700,000	Banco Davivienda SA, Junior Subordinated Notes, 8.125% (5-Year CMT Index + 4.588%) due 7/2/35(a)(c)	1,758,310
1,000,000	Banco de Bogota SA, Subordinated Notes, 6.250% due 5/12/26	1,006,089
150,000	Banco GNB Sudameris SA, Subordinated Notes, 7.500% (5-Year CMT Index + 6.660%) due 4/16/31(c)	150,065
1,300,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	1,183,636
643,600	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	661,299
	Total Colombia	4,759,399
Czech Republic – 0.7%
	Czechoslovak Group AS, Senior Secured Notes:
1,207,000EUR	5.250% due 1/10/31	1,459,400
1,720,000	6.500% due 1/10/31	1,761,433
800,000	Energo-Pro AS, Company Guaranteed Notes, 11.000% due 11/2/28	849,067
1,039,000EUR	Energo-Pro AS, Local Government Guaranteed Notes, 8.000% due 5/27/30	1,288,930
	Total Czech Republic	5,358,830
France – 0.6%
100,000EUR	CAB SELAS, Senior Secured Notes, 3.375% due 2/1/28	108,882
201,000EUR	Emeria SASU, Senior Secured Notes, 7.750% due 3/31/28	220,718

See Notes to Financial Statements.
225

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
France – (continued)
200,000	Forvia SE, Senior Unsecured Notes, 8.000% due 6/15/30(a)	$210,906
393,000EUR	Laboratoire Eimer SELAS, Company Guaranteed Notes, 5.000% due 2/1/29	389,890
850,000	Maya SAS, Senior Secured Notes, 8.500% due 4/15/31(a)	914,490
	Viridien, Senior Secured Notes:
1,491,000EUR	8.500% due 10/15/30	1,747,694
426,000	10.000% due 10/15/30(a)	425,715
	Total France	4,018,295
Germany – 2.9%
1,400,000	Aareal Bank AG, Junior Subordinated Notes, 9.875% (5-Year CMT Index + 5.068%)(c)(d)	1,506,912
1,800,000	Cerdia Finanz GmbH, Senior Secured Notes, 9.375% due 10/3/31(a)	1,904,904
	Cheplapharm Arzneimittel GmbH, Senior Secured Notes:
1,359,000EUR	7.500% due 5/15/30	1,633,478
874,000EUR	7.125% due 6/15/31	1,041,703
	IHO Verwaltungs GmbH, Senior Secured Notes:
400,000	7.750% due 11/15/30(a)(e)	415,922
500,000	8.000% due 11/15/32(a)(e)	522,039
2,253,000EUR	JDC Group AG, Senior Secured Notes, 6.522% (3-Month EURIBOR + 4.500%) due 8/28/29(a)(c)	2,694,151
1,000,000EUR	Kolibri Beteiligungsgesellschaft mbH & Co. KGaA, Senior Secured Notes, 9.029% (3- Month EURIBOR + 7.000%) due 2/13/29(c)	1,199,784
1,305,000EUR	LifeFit Group MidCo GmbH, Senior Secured Notes, 9.032% (3-Month EURIBOR + 7.000%) due 8/29/29(c)	1,576,812
4,914,000EUR	Platform Group AG, Company Guaranteed Notes, 8.875% due 7/11/28	5,814,126
1,487,000EUR	Secop Group Holding GmbH, Senior Secured Notes, 10.380% (3-Month EURIBOR + 8.400%) due 12/29/26(c)	1,763,716
443,000EUR	smava GmbH, Senior Secured Notes, 9.034% (3-Month EURIBOR + 7.000%) due 5/22/29(c)	528,653
	Total Germany	20,602,200
Gibraltar – 0.4%
	888 Acquisitions Ltd., Senior Secured Notes:
300,000EUR	7.526% (3-Month EURIBOR + 5.500%) due 7/15/28(c)	349,985
1,600,000GBP	10.750% due 5/15/30	2,236,707
	Total Gibraltar	2,586,692
Guatemala – 0.3%
2,267,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(c)	2,249,998
India – 2.1%
	Adani Electricity Mumbai Ltd., Senior Secured Notes:
2,703,000	3.949% due 2/12/30	2,508,610
600,000	3.867% due 7/22/31	543,826
1,880,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	1,706,354

See Notes to Financial Statements.
226

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
India – (continued)
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
2,100,000	4.000% due 7/30/27	$2,042,208
400,000	4.375% due 7/3/29	385,374
200,000	3.100% due 2/2/31	174,045
751,500	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, Senior Secured Notes, 4.625% due 10/15/39	622,540
	Adani Transmission Step-One Ltd., Senior Secured Notes:
1,000,000	4.000% due 8/3/26	988,358
1,807,000	4.250% due 5/21/36	1,595,436
2,911,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	2,730,838
900,000	JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29(f)	901,541
750,000	Reliance Industries Ltd., Senior Unsecured Notes, 3.667% due 11/30/27	741,127
	Total India	14,940,257
Indonesia – 0.3%
1,300,000	Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	1,281,494
1,100,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	1,095,899
	Total Indonesia	2,377,393
Ireland – 0.5%
	Flutter Treasury DAC, Senior Secured Notes:
1,609,000	5.875% due 6/4/31(a)	1,638,300
120,000GBP	6.125% due 6/4/31	163,279
2,125,000	Priority 1 Issuer Logistics DAC, Senior Secured Notes, 12.625% due 11/19/27	2,058,985
	Total Ireland	3,860,564
Isle of Man – 0.3%
2,500,000	AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.375% due 11/1/28	2,407,872
Italy – 0.5%
1,600,000EUR	EVOCA SpA, Senior Secured Notes, 7.194% (3-Month EURIBOR + 5.250%) due 4/9/29(c)	1,828,130
900,000EUR	Fiber Midco SpA, Senior Unsecured Notes, 10.750% due 6/15/29(e)	925,689
662,000EUR	Nexture SpA, Senior Secured Notes, 5.944% (3-Month EURIBOR + 4.000%) due 7/30/32(c)	784,188
	Total Italy	3,538,007
Japan – 0.3%
759,000	Nissan Motor Co., Ltd., Senior Unsecured Notes, 7.500% due 7/17/30(a)	792,998
	Rakuten Group Inc., Senior Unsecured Notes:
1,150,000	11.250% due 2/15/27(a)	1,243,432
300,000	9.750% due 4/15/29(a)	333,283
	Total Japan	2,369,713
Jersey, Channel Islands – 0.5%
1,100,000	Aptiv Swiss Holdings Ltd., Company Guaranteed Notes, 6.875% (5-Year CMT Index + 3.385%) due 12/15/54(c)	1,111,779
1,059,888	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 2.940% due 9/30/40	887,448

See Notes to Financial Statements.
227

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Jersey, Channel Islands – (continued)
1,087,552GBP	Wheel Bidco Ltd., Senior Secured Notes, 9.875% due 9/15/29	$1,349,318
	Total Jersey, Channel Islands	3,348,545
Kuwait – 0.0%
300,000	EQUATE Petrochemical Co. KSC, Company Guaranteed Notes, 4.250% due 11/3/26	298,522
Liberia – 0.0%
50,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.500% due 8/31/26(a)	50,199
Luxembourg – 5.6%
1,370,502	Acu Petroleo Luxembourg SARL, Senior Secured Notes, 7.500% due 1/13/32	1,390,258
900,000	Albion Financing 1 SARL/Aggreko Holdings Inc., Senior Secured Notes, 7.000% due 5/21/30(a)	928,713
	Altice Financing SA, Senior Secured Notes:
1,059,000EUR	3.000% due 1/15/28	979,295
1,112,000	5.000% due 1/15/28(a)	908,004
3,151,000	Auna SA, Senior Secured Notes, 10.000% due 12/18/29	3,327,298
1,000,000	Chile Electricity Lux Mpc II SARL, Government Guaranteed Notes, 5.672% due 10/20/35(a)	1,019,990
1,165,400	Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	1,214,254
3,000,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	2,518,334
1,134,231EUR	Cullinan Holdco Scsp, Senior Secured Notes, 8.500% due 10/15/29(b)	1,186,712
1,637,000EUR	Flamingo Lux II SCA, Senior Unsecured Notes, 5.000% due 3/31/29	1,070,031
2,711,000EUR	GTC Aurora Luxembourg SA, Company Guaranteed Notes, 2.250% due 6/23/26	2,901,695
1,536,580	Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	1,488,576
200,000	Herens Holdco SARL, Senior Secured Notes, 4.750% due 5/15/28(a)	172,040
737,000EUR	Herens Midco SARL, Company Guaranteed Notes, 5.250% due 5/15/29	544,748
	Mangrove Luxco III SARL, Senior Secured Notes:
5,237,000EUR	7.026% (3-Month EURIBOR + 5.000%) due 7/15/29(c)	6,144,002
1,998,000EUR	7.026% (3-Month EURIBOR + 5.000%) due 7/15/29(c)	2,344,036
	Millicom International Cellular SA, Senior Unsecured Notes:
900,000	5.125% due 1/15/28	891,905
270,000	6.250% due 3/25/29	270,618
200,000	4.500% due 4/27/31	186,367
1,400,000	Movida Europe SA, Company Guaranteed Notes, 7.850% due 4/11/29	1,349,731
1,500,000EUR	Odyssey Europe Holdco SARL, Senior Secured Notes, 10.000% due 12/31/25(e)	1,674,880
1,366,100	OHI Group SA, Senior Secured Notes, 13.000% due 7/22/29	1,448,749
500,000	Raizen Fuels Finance SA, Company Guaranteed Notes, 5.700% due 1/17/35	458,450
600,000	Saavi Energia SARL, Senior Unsecured Notes, 8.875% due 2/10/35(a)	636,000
200,000	Simpar Europe SA, Company Guaranteed Notes, 5.200% due 1/26/31	167,120
	Telecom Italia Capital SA, Company Guaranteed Notes:
50,000	6.375% due 11/15/33	51,813
150,000	6.000% due 9/30/34	149,414
1,700,000	7.200% due 7/18/36	1,799,455
1,014,334	Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	975,358

See Notes to Financial Statements.
228

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Luxembourg – (continued)
214,826	Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, Secured Notes, 7.625% due 5/3/29(a)(e)	$75,189
1,229,000	Tyco Electronics Group SA, Company Guaranteed Notes, 4.500% due 2/9/31	1,238,842
	Total Luxembourg	39,511,877
Marshall Islands – 0.2%
1,200,000	Navios South American Logistics Inc., Senior Secured Notes, 8.875% due 7/14/30	1,235,836
Mexico – 3.7%
900,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 8.375% (5-Year CMT Index + 4.072%)(a)(c)(d)	936,000
	BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, Subordinated Notes:
2,000,000	5.875% (5-Year CMT Index + 4.308%) due 9/13/34(c)	1,992,462
842,000	7.625% (5-Year CMT Index + 3.375%) due 2/11/35(c)	879,890
900,000	Braskem Idesa SAPI, Senior Secured Notes, 6.990% due 2/20/32	622,320
1,092,967	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(a)	1,166,742
3,000,000	Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%)(c)(d)	2,986,153
909,600	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	943,196
	Comision Federal de Electricidad, Company Guaranteed Notes:
600,000	3.348% due 2/9/31	535,596
1,200,000	6.450% due 1/24/35(a)	1,208,225
1,743,368	Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.375% due 3/30/38	1,734,651
	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes:
1,584,812	7.250% due 1/31/41(a)	1,627,174
693,355	7.250% due 1/31/41	711,889
	Grupo Aeromexico SAB de CV, Senior Secured Notes:
1,820,000	8.250% due 11/15/29	1,799,410
1,717,000	8.625% due 11/15/31	1,695,366
3,236,681	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	3,258,004
2,000,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	1,567,501
	Total Play Telecomunicaciones SA de CV, Senior Secured Notes:
1,800,000	10.500% due 12/31/28	1,756,253
1,300,000	11.125% due 12/31/32	1,266,307
	Total Mexico	26,687,139
Morocco – 0.3%
1,900,000	OCP SA, Senior Unsecured Notes, 6.750% due 5/2/34	2,006,262
Multinational – 0.6%
478,000	Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes, 10.000% due 11/15/28(a)	485,212
500,000	Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	492,616
1,900,000	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 9.000% due 9/15/29(a)	1,979,475

See Notes to Financial Statements.
229

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Multinational – (continued)
1,150,000	Digicel International Finance Ltd./Difl US LLC, Senior Secured Notes, 8.625% due 8/1/32 .	$1,178,840
	Total Multinational	4,136,143
Netherlands – 1.9%
3,979,000EUR	Azerion Group NV, Senior Secured Notes, 8.694% (3-Month EURIBOR + 6.750%) due 10/2/26(c)	4,648,043
800,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 4.500% due 1/31/30	564,241
109,000EUR	Centrient Holding BV, Senior Secured Notes, 6.750% due 5/30/30	125,639
993,000EUR	Eastern European Electric Co. BV, Senior Secured Notes, 6.500% due 5/15/30	1,211,814
1,863,402	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	1,840,359
2,929,280	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	2,871,334
385,000	Trivium Packaging Finance BV, Secured Notes, 12.250% due 1/15/31(a)	412,842
500,000	Yinson Bergenia Production BV, Senior Secured Notes, 8.498% due 1/31/45(a)	522,281
1,150,000	Ziggo Bond Co. BV, Company Guaranteed Notes, 5.125% due 2/28/30(a)	1,015,039
	Total Netherlands	13,211,592
Norway – 1.4%
875,000	Archer Norge AS, Senior Secured Notes, 9.500% due 2/25/30	925,386
700,000	BLUENORD ASA, Senior Unsecured Notes, 9.500% due 7/2/29	731,626
17,500,000NOK	Bonheur ASA, Senior Unsecured Notes, 6.670% (3-Month NIBOR + 2.350%) due 10/9/29(a)(c)	1,740,904
1,254,000	DNO ASA, Senior Unsecured Notes, 8.500% due 3/27/30	1,282,315
1,800,000	DNO ASA, Subordinated Notes, step bond to yield, 10.750% due 6/17/85	1,829,197
2,100,000NOK	Hawk Infinity Software AS, Senior Secured Notes, 10.830% (3-Month NIBOR + 6.500%) due 10/3/28(c)	218,311
2,000,000	NES Fircroft Bondco AS, Senior Secured Notes, 8.000% due 9/30/29	2,015,432
11,700,000NOK	Norske Skog ASA, Senior Unsecured Notes, 8.880% (3-Month NIBOR + 4.500%) due 6/25/29(c)	1,131,911
	Total Norway	9,875,082
Panama – 0.2%
100,000	Carnival Corp., Senior Unsecured Notes, 5.750% due 8/1/32(a)	101,650
1,300,000	Intercorp Financial Services Inc., Senior Unsecured Notes, 4.125% due 10/19/27	1,282,377
	Total Panama	1,384,027
Paraguay – 0.3%
1,500,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25	1,488,750
800,000	Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28(f)	599,979
200,000	Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27	199,100
	Total Paraguay	2,287,829
Peru – 1.4%
3,200,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(c)	3,130,914
900,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 6.397% (5-Year CMT Index + 2.067%) due 4/30/35(a)(c)	931,500
1,500,000	InRetail Consumer, Senior Secured Notes, 3.250% due 3/22/28	1,453,924

See Notes to Financial Statements.
230

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Peru – (continued)
2,000,000	InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	$2,002,277
1,806,000	Minsur SA, Senior Unsecured Notes, 4.500% due 10/28/31	1,722,181
416,700	Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30	396,155
500,000	Scotiabank Peru SAA, Subordinated Notes, 6.100% (1-Year CMT Index + 2.309%) due 10/1/35(a)(c)	515,750
	Total Peru	10,152,701
Portugal – 0.0%
70,068	Invepar, zero coupon, due 12/30/28(b)	—
Romania – 0.0%
158,000EUR	Banca Transilvania SA, Senior Non-Preferred Notes, 8.875% (1-Year EURIBOR ICE Swap Rate + 5.580%) due 4/27/27(c)	191,040
Serbia – 0.2%
1,600,000	Telecommunications co Telekom Srbija AD Belgrade, Senior Unsecured Notes, 7.000% due 10/28/29	1,609,127
Singapore – 2.7%
2,500,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	2,499,475
2,900,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(c)	2,859,968
800,000	Medco Laurel Tree Pte Ltd., Company Guaranteed Notes, 6.950% due 11/12/28	806,194
2,800,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	2,783,993
1,700,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.602% (5-Year CMT Index + 1.575%) due 6/15/32(c)	1,705,508
	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes:
1,700,000	1.832% (5-Year CMT Index + 1.580%) due 9/10/30(c)	1,698,673
300,000	1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(c)	299,766
	Seagate Data Storage Technology Pte Ltd., Company Guaranteed Notes:
50,000	4.091% due 6/1/29(a)	47,460
650,000	5.875% due 7/15/30(a)	657,800
200,000	9.625% due 12/1/32(a)	227,065
1,083,000	5.750% due 12/1/34(a)	1,051,691
	United Overseas Bank Ltd., Subordinated Notes:
1,600,000	1.750% (5-Year CMT Index + 1.520%) due 3/16/31(c)	1,577,288
1,800,000	2.000% (5-Year CMT Index + 1.230%) due 10/14/31(c)	1,753,037
895,445	Yinson Production Financial Services Pte Ltd., Senior Secured Notes, 9.625% due 5/3/29 .	940,853
	Total Singapore	18,908,771
Spain – 0.6%
	AI Candelaria -spain- SA, Senior Secured Notes:
1,494,996	7.500% due 12/15/28	1,505,280
3,050,000	5.750% due 6/15/33	2,674,850
200,000	Termocandelaria Power SA, Company Guaranteed Notes, 7.750% due 9/17/31(a)	206,006
	Total Spain	4,386,136

See Notes to Financial Statements.
231

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Sweden – 1.0%
522,000EUR	Geveko AB, Senior Secured Notes, 6.497% (3-Month EURIBOR + 4.500%) due 12/26/28(c)	$622,925
206,358	Go North Group AB, zero coupon, due 12/31/49(b)(g) .	—
4,071,308	Go North Group AB, Senior Secured Notes, 10.127% (SOFRRATE + 5.762%) due 2/9/26(c)	2,157,793
3,383,448SEK	Go North Group AB, Senior Unsecured Notes, 15.000% due 2/2/28(g)	—
7,500,000SEK	Goldcup 100865 AB, Senior Secured Notes, 7.643% (3-Month SEK-STIBOR + 5.500%) due 7/11/28(c)	802,493
1,200,000EUR	Inteno Group AB, Senior Secured Notes, 9.460% (3-Month EURIBOR + 7.500%) due 9/6/26(c)	898,555
6,250,000SEK	Novedo Holding AB, Senior Secured Notes, 12.000% due 9/18/28(e)	660,488
2,250,000	Nynas AB, Senior Secured Notes, 11.750% due 6/17/28	2,315,335
	Total Sweden	7,457,589
United Arab Emirates – 0.1%
641,000	Axian Telecom Holding & Management PLC, Company Guaranteed Notes, 7.250% due 7/11/30	642,191
United Kingdom – 5.1%
1,500,000	3t Global Bidco PLC, Senior Secured Notes, 11.250% due 5/22/28	1,510,876
2,029,000	Azule Energy Finance PLC, Company Guaranteed Notes, 8.125% due 1/23/30	2,046,776
5,331,000GBP	Bellis Acquisition Co. PLC, Senior Secured Notes, 8.125% due 5/14/30	6,924,341
1,750,000GBP	Bracken MidCo1 PLC, Senior Unsecured Notes, 6.750% due 11/1/27(e)	2,361,498
655,000GBP	Close Brothers Group PLC, Junior Subordinated Notes, 11.125% (5-Year UK Government Note Generic Bid Yield + 7.039%)(c)(d)	962,229
411,000	Endeavour Mining PLC, Company Guaranteed Notes, 7.000% due 5/28/30	419,758
1,360,000	EnQuest PLC, Company Guaranteed Notes, 11.625% due 11/1/27	1,406,411
1,900,000	Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Unsecured Notes, 11.500% due 8/15/29(a)	1,883,524
15,440,150SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(b)(h)	979,011
800,000	Ithaca Energy North Sea PLC, Senior Unsecured Notes, 8.125% due 10/15/29(a)	832,606
	Jerrold Finco PLC, Senior Secured Notes:
2,600,000GBP	7.875% due 4/15/30	3,656,322
1,095,000GBP	7.500% due 6/15/31	1,523,695
187,000GBP	Liverpool Victoria Friendly Society Ltd., Subordinated Notes, 9.440% (5-Year UK Government Note Generic Bid Yield + 5.630%) due 5/22/43(c)	260,330
850,000	Marks & Spencer PLC, Senior Unsecured Notes, 7.125% due 12/1/37(a)	931,699
401,000EUR	Mobico Group PLC, Company Guaranteed Notes, 4.875% due 9/26/31	403,904
800,000GBP	Oaknorth Bank PLC, Subordinated Notes, 10.000% (5-Year UK Government Note Generic Bid Yield + 6.199%) due 1/9/35(c)	1,148,991
641,000EUR	OEG Finance PLC, Senior Secured Notes, 7.250% due 9/27/29	781,271
511,000EUR	Project Grand UK PLC, Senior Secured Notes, 9.000% due 6/1/29	633,156
1,515,000GBP	Punch Finance PLC, Senior Secured Notes, 7.875% due 12/30/30	2,103,132
2,700,000GBP	RAC Bond Co. PLC, Senior Secured Notes, 5.250% due 11/4/27	3,603,662
1,000,000	Trident Energy Finance PLC, Company Guaranteed Notes, 12.500% due 11/30/29	1,027,430

See Notes to Financial Statements.
232

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United Kingdom – (continued)
558,000GBP	Zopa Group PLC, Subordinated Notes, 14.400% (5-Year UK Government Note Generic Bid Yield + 9.740%) due 11/25/33(c)	$869,207
	Total United Kingdom	36,269,829
United States – 33.4%
1,150,000	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	1,145,173
	Advance Auto Parts Inc., Company Guaranteed Notes:
850,000	3.900% due 4/15/30	784,060
100,000	3.500% due 3/15/32	87,268
312,000	Advance Auto Parts Inc., Senior Unsecured Notes, 7.000% due 8/1/30(a)	320,152
	Albertsons Cos., Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
100,000	4.625% due 1/15/27(a)	99,391
200,000	3.500% due 3/15/29(a)	190,153
750,000	Allegiant Travel Co., Senior Secured Notes, 7.250% due 8/15/27(a)	762,968
1,450,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Company Guaranteed Notes, 8.625% due 6/15/29(a)	1,532,322
350,000	AMC Networks Inc., Senior Secured Notes, 10.250% due 1/15/29(a) .	364,315
650,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	613,563
	AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
500,000	5.750% due 5/20/27	498,949
1,250,000	9.375% due 6/1/28(a)	1,289,977
100,000	Amneal Pharmaceuticals LLC, Senior Secured Notes, 6.875% due 8/1/32(a)	102,892
215,000	ANGI Group LLC, Company Guaranteed Notes, 3.875% due 8/15/28(a)	202,462
50,000	Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., Secured Notes, 7.000% due 4/15/30(a)	49,224
1,650,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Secured Notes, 9.750% due 4/15/30(a)	1,752,730
350,000	Arbor Realty SR Inc., Senior Unsecured Notes, 7.875% due 7/15/30(a)	364,352
608,000	AutoNation Inc., Senior Unsecured Notes, 2.400% due 8/1/31	530,093
	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes:
350,000	8.250% due 1/15/30(a)	362,294
150,000	8.000% due 2/15/31(a)	154,768
1,500,000	8.375% due 6/15/32(a)	1,565,667
1,719,000	BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer Inc., Senior Secured Notes, 9.500% due 7/1/32(a)	1,782,747
191,000	Block Inc., Senior Unsecured Notes, 5.625% due 8/15/30(a)	195,240
450,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.000% due 7/15/29(a)	468,164
205,000GBP	Boots Group Finco LP, Senior Secured Notes, 7.375% due 8/31/32	282,769
950,000	Brand Industrial Services Inc., Senior Secured Notes, 10.375% due 8/1/30(a)	932,696

See Notes to Financial Statements.
233

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
450,000	Brandywine Operating Partnership LP, Company Guaranteed Notes, 8.875% due 4/12/29(a)	$489,229
1,600,000	Bread Financial Holdings Inc., Subordinated Notes, 8.375% (5-Year CMT Index + 4.300%) due 6/15/35(c)	1,651,826
50,000	Brinker International Inc., Company Guaranteed Notes, 8.250% due 7/15/30(a)	53,166
150,000	Brink’s Co., Company Guaranteed Notes, 6.500% due 6/15/29(a)	154,259
495,000	Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, Senior Secured Notes, 4.500% due 4/1/27(a)	486,441
946,000	Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes, 7.500% due 2/1/32(a)	943,875
781,000	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	710,123
1,550,000	California Resources Corp., Company Guaranteed Notes, 8.250% due 6/15/29(a)	1,601,423
150,000	Carpenter Technology Corp., Senior Unsecured Notes, 7.625% due 3/15/30	154,447
550,000	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	518,734
1,765,500	Carvana Co., Senior Secured Notes, 9.000% due 6/1/31(a)(e)	2,003,115
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
50,000	5.125% due 5/1/27(a)	49,748
350,000	5.000% due 2/1/28(a)	347,149
	Charles River Laboratories International Inc., Company Guaranteed Notes:
350,000	3.750% due 3/15/29(a)	331,814
6,063,000	4.000% due 3/15/31(a)	5,608,907
500,000	Ciena Corp., Company Guaranteed Notes, 4.000% due 1/31/30(a)	474,637
250,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(a)	247,214
1,450,000	CommScope LLC, Senior Secured Notes, 9.500% due 12/15/31(a)	1,499,578
3,204,000	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	2,955,698
1,700,000	Compass Minerals International Inc., Senior Unsecured Notes, 8.000% due 7/1/30(a)	1,778,174
	Consolidated Communications Inc., Senior Secured Notes:
2,679,000	5.000% due 10/1/28(a)	2,704,169
9,708,000	6.500% due 10/1/28(a)	9,869,415
1,300,000	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/29	1,375,878
	CoreWeave Inc., Company Guaranteed Notes:
250,000	9.250% due 6/1/30(a)	250,896
200,000	9.000% due 2/1/31(a)	197,999
186,000	CPI CG Inc., Senior Secured Notes, 10.000% due 7/15/29(a)	194,695
6,101,000	Crocs Inc., Company Guaranteed Notes, 4.125% due 8/15/31(a)	5,476,727
50,000	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26	49,769
1,600,000	CVR Energy Inc., Company Guaranteed Notes, 5.750% due 2/15/28(a)	1,559,136

See Notes to Financial Statements.
234

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
	DaVita Inc., Company Guaranteed Notes:
1,100,000	4.625% due 6/1/30(a)	$1,058,997
200,000	3.750% due 2/15/31(a)	182,501
150,000	6.875% due 9/1/32(a)	155,180
	Delek Logistics Partners LP/Delek Logistics Finance Corp., Company Guaranteed Notes:
300,000	8.625% due 3/15/29(a)	313,592
550,000	7.375% due 6/30/33(a)	550,357
800,000	Deluxe Corp., Senior Secured Notes, 8.125% due 9/15/29(a)	833,410
450,000	Directv Financing LLC, Senior Secured Notes, 8.875% due 2/1/30(a)	446,714
1,900,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	1,890,499
150,000	Discovery Communications LLC, Company Guaranteed Notes, 3.625% due 5/15/30	135,310
1,125,000	Diversified Gas & Oil Corp., Senior Secured Notes, 9.750% due 4/9/29	1,097,062
50,000	Dotdash Meredith Inc., Senior Secured Notes, 7.625% due 6/15/32(a)	48,985
300,000	DT Midstream Inc., Company Guaranteed Notes, 4.375% due 6/15/31(a)	288,630
	Enova International Inc., Company Guaranteed Notes:
1,300,000	11.250% due 12/15/28(a)	1,385,856
450,000	9.125% due 8/1/29(a)	474,507
200,000	Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(a)	205,643
568,000EUR	Euronet Worldwide Inc., Senior Unsecured Notes, 1.375% due 5/22/26	658,276
250,000	Excelerate Energy LP, Company Guaranteed Notes, 8.000% due 5/15/30(a)	266,222
618,000	EZCORP Inc., Company Guaranteed Notes, 7.375% due 4/1/32(a)	651,607
2,382,746	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, step bond to yield, 10.500% due 1/15/28(a)	2,399,282
195,000GBP	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.184% due 8/29/31	263,868
10,650,000	Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	11,013,274
950,000	Garrett Motion Holdings Inc./Garrett LX I SARL, Company Guaranteed Notes, 7.750% due 5/31/32(a)	993,378
1,117,000	GE HealthCare Technologies Inc., Senior Unsecured Notes, 4.800% due 8/14/29	1,140,362
1,000,000	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 8.000% due 5/15/33	1,044,552
	Genworth Holdings Inc., Company Guaranteed Notes:
911,000	6.500% due 6/15/34	930,495
1,080,000	6.475% (3-Month TSFR + 2.264%) due 11/15/36(c)	929,611
1,500,000	GEO Group Inc., Company Guaranteed Notes, 10.250% due 4/15/31.	1,653,560
150,000	GEO Group Inc., Senior Secured Notes, 8.625% due 4/15/29	158,631
3,753,000	Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(a)	3,491,829
4,148,000	Getty Images Inc., Senior Secured Notes, 11.250% due 2/21/30(a)	3,795,130
250,000	Global Atlantic Finance Co., Company Guaranteed Notes, 7.950% (5-Year CMT Index + 3.608%) due 10/15/54(a)(c)	263,074
400,000	Gran Tierra Energy Inc., Senior Secured Notes, 9.500% due 10/15/29(a)	325,110
550,000	Gray Media Inc., Senior Secured Notes, 7.250% due 8/15/33(a)	541,841
4,514,000	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)(f)	4,498,464

See Notes to Financial Statements.
235

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
50,000	HA Sustainable Infrastructure Capital Inc., Company Guaranteed Notes, 6.375% due 7/1/34	$49,567
2,055,000	Hawaii Electric Light Co., Inc., 3.280% due 12/30/40(b)(g)	1,231,973
89,000	Hecla Mining Co., Company Guaranteed Notes, 7.250% due 2/15/28	89,884
400,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., Company Guaranteed Notes, 4.875% due 7/1/31(a)	372,445
50,000	HLF Financing SARL LLC/Herbalife International Inc., Company Guaranteed Notes, 4.875% due 6/1/29(a)	43,779
1,500,000	HLF Financing Sarl LLC/Herbalife International Inc., Senior Secured Notes, 12.250% due 4/15/29(a)	1,627,543
	Howard Hughes Corp., Company Guaranteed Notes:
600,000	4.125% due 2/1/29(a)	573,942
1,250,000	4.375% due 2/1/31(a)	1,164,230
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes:
2,569,000	6.250% due 5/15/26	2,564,738
1,469,000	10.000% due 11/15/29(a)	1,454,140
5,157,000	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	5,027,583
950,000	Iron Mountain Inc., Company Guaranteed Notes, 4.500% due 2/15/31(a)	903,768
	Jane Street Group/JSG Finance Inc., Senior Secured Notes:
3,297,000	6.125% due 11/1/32(a)	3,312,239
354,000	6.750% due 5/1/33(a)	365,808
1,900,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Unsecured Notes, 5.000% due 8/15/28(a)	1,843,873
	Jefferson Capital Holdings LLC, Company Guaranteed Notes:
23,000	9.500% due 2/15/29(a)	24,436
403,000	8.250% due 5/15/30(a)	421,987
900,000	Karoon USA Finance Inc., Senior Secured Notes, 10.500% due 5/14/29(a)	934,068
1,750,000	Kinetik Holdings LP, Senior Unsecured Notes, 6.625% due 12/15/28(a)	1,800,430
150,000	Knife River Corp., Senior Unsecured Notes, 7.750% due 5/1/31(a)	157,321
1,100,000	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(a)	1,137,796
100,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 4.250% due 2/1/27(a)	98,361
600,000	Lamar Media Corp., Company Guaranteed Notes, 3.750% due 2/15/28	583,378
5,978,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25@(b)(g)	5,081,300
200,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	197,903
350,000	Macy’s Retail Holdings LLC, Company Guaranteed Notes, 7.375% due 8/1/33(a)	359,373
250,000	Manitowoc Co., Inc., Secured Notes, 9.250% due 10/1/31(a)	263,128
400,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.625% due 2/15/29(a)	400,358
350,000	Merlin Entertainments Group US Holdings Inc., Senior Secured Notes, 7.375% due 2/15/31(a)	299,224
400,000	Midcap Financial Issuer Trust, Senior Unsecured Notes, 6.500% due 5/1/28(a)	398,741
	Molina Healthcare Inc., Senior Unsecured Notes:
600,000	4.375% due 6/15/28(a)	584,771
50,000	6.250% due 1/15/33(a)	50,356

See Notes to Financial Statements.
236

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
750,000	Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	$738,274
750,000	Moss Creek Resources Holdings Inc., Senior Unsecured Notes, 8.250% due 9/1/31(a)	741,729
3,990,000GBP	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 3.692% due 6/5/28	4,305,813
1,622,000EUR	MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes, 7.000% due 2/15/32	1,964,961
607,000	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	617,117
241,000	Nassau Cos. of New York, Senior Unsecured Notes, 7.875% due 7/15/30(a)	244,624
	Navient Corp., Senior Unsecured Notes:
320,000	7.875% due 6/15/32	337,566
150,000	5.625% due 8/1/33	136,962
1,150,000	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	1,246,970
1,977,000	New Flyer Holdings Inc., Secured Notes, 9.250% due 7/1/30(a)	2,120,720
100,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.375% due 2/15/32(a)	101,587
50,000	Nordstrom Inc., Senior Secured Notes, 4.375% due 4/1/30	46,047
500,000	Novelis Corp., Company Guaranteed Notes, 4.750% due 1/30/30(a)	480,832
100,000	NuStar Logistics LP, Company Guaranteed Notes, 5.625% due 4/28/27	100,535
500,000	Oceaneering International Inc., Senior Unsecured Notes, 6.000% due 2/1/28	505,178
	OneMain Finance Corp., Company Guaranteed Notes:
150,000	5.375% due 11/15/29	148,315
50,000	7.875% due 3/15/30	52,899
300,000	6.750% due 3/15/32	307,118
250,000	7.125% due 9/15/32	260,315
300,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Company Guaranteed Notes, 7.875% due 5/15/34(a)	270,451
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Secured Notes, 4.125% due 4/30/28(a)	191,529
1,700,000	Pagaya US Holdings Co. LLC, Company Guaranteed Notes, 8.875% due 8/1/30(a)	1,704,374
2,498,000	Paradigm Parent LLC & Paradigm Parent CO-Issuer Inc., Senior Secured Notes, 8.750% due 4/17/32(a)	2,386,165
150,000	Pediatrix Medical Group Inc., Company Guaranteed Notes, 5.375% due 2/15/30(a)	148,384
200,000	Phinia Inc., Senior Secured Notes, 6.750% due 4/15/29(a)	206,450
1,350,000	Pitney Bowes Inc., Company Guaranteed Notes, 7.250% due 3/15/29(a)	1,356,516
847,000	Porch Group Inc., Senior Secured Notes, 6.750% due 10/1/28(a)	868,599
1,536,000	PRA Group Inc., Company Guaranteed Notes, 8.875% due 1/31/30(a)	1,613,349
5,742,000	Prime Healthcare Services Inc., Senior Secured Notes, 9.375% due 9/1/29(a)	5,925,227
450,000	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(a)	437,018
100,000	Prospect Capital Corp., Senior Unsecured Notes, 3.364% due 11/15/26	96,240
150,000	QXO Building Products Inc., Senior Secured Notes, 6.750% due 4/30/32(a)	154,921
1,500,000	Rain Carbon Inc., Senior Secured Notes, 12.250% due 9/1/29(a)	1,610,415
600,000	Rand Parent LLC, Senior Secured Notes, 8.500% due 2/15/30(a)	621,811

See Notes to Financial Statements.
237

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
	Resorts World Las Vegas LLC/RWLV Capital Inc., Company Guaranteed Notes:
400,000	4.625% due 4/16/29(a)	$359,659
1,200,000	8.450% due 7/27/30(a)	1,206,527
	Rithm Capital Corp., Senior Unsecured Notes:
1,400,000	8.000% due 4/1/29(a)	1,433,159
300,000	8.000% due 7/15/30(a)	306,291
1,450,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.875% due 4/15/40(a)	1,459,844
637,000	RR Donnelley & Sons Co., Secured Notes, 10.875% due 8/1/29(a)	614,364
974,000	RR Donnelley & Sons Co., Senior Secured Notes, 9.500% due 8/1/29(a)	988,197
597,000	Sabre GLBL Inc., Senior Secured Notes, 11.125% due 7/15/30(a)	585,120
150,000	Sealed Air Corp., Company Guaranteed Notes, 6.500% due 7/15/32(a)	155,161
100,000	Sealed Air Corp./Sealed Air Corp. US, Company Guaranteed Notes, 6.125% due 2/1/28(a)	101,440
250,000	Sirius XM Radio LLC, Company Guaranteed Notes, 4.000% due 7/15/28(a)	241,271
1,450,000	Sotheby’s, Senior Secured Notes, 7.375% due 10/15/27(a)	1,434,040
350,000	Specialty Building Products Holdings LLC/SBP Finance Corp., Senior Secured Notes, 7.750% due 10/15/29(a)	351,234
50,000	Spirit AeroSystems Inc., Senior Secured Notes, 9.375% due 11/30/29(a)	52,881
4,747,000	Sprint LLC, Company Guaranteed Notes, 7.625% due 3/1/26	4,770,604
208,000	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(a)	205,751
2,791,000	Stonex Escrow Issuer LLC, Secured Notes, 6.875% due 7/15/32(a)	2,868,835
4,040,000	StoneX Group Inc., Secured Notes, 7.875% due 3/1/31(a)	4,270,551
4,518,000	Summit Midstream Holdings LLC, Senior Secured Notes, 8.625% due 10/31/29(a)	4,505,312
600,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(a)	547,732
1,250,000	Synchrony Financial, Subordinated Notes, 7.250% due 2/2/33	1,317,237
350,000	Taylor Morrison Communities Inc., Company Guaranteed Notes, 5.750% due 1/15/28(a)	354,412
550,000	TEGNA Inc., Company Guaranteed Notes, 4.625% due 3/15/28	545,442
300,000	Tidewater Inc., Company Guaranteed Notes, 9.125% due 7/15/30(a)	320,096
50,000	TransDigm Inc., Senior Secured Notes, 6.375% due 3/1/29(a)	51,192
	Travel + Leisure Co., Senior Secured Notes:
500,000	6.000% due 4/1/27	506,542
150,000	4.625% due 3/1/30(a)	144,500
50,000	TriMas Corp., Company Guaranteed Notes, 4.125% due 4/15/29(a)	48,116
350,000	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	334,827
1,700,000	Turning Point Brands Inc., Senior Secured Notes, 7.625% due 3/15/32(a)	1,777,195
942,000	Unisys Corp., Senior Secured Notes, 10.625% due 1/15/31(a)	980,774
50,000	United Rentals North America Inc., Company Guaranteed Notes, 4.875% due 1/15/28	49,724
300,000	Univision Communications Inc., Senior Secured Notes, 8.500% due 7/31/31(a)	309,138
150,000	VF Corp., Senior Unsecured Notes, 2.800% due 4/23/27	144,812
50,000	Viavi Solutions Inc., Company Guaranteed Notes, 3.750% due 10/1/29(a)	46,593
3,576,000	Viking Baked Goods Acquisition Corp., Senior Secured Notes, 8.625% due 11/1/31(a)	3,541,599

See Notes to Financial Statements.
238

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
1,450,000	Vornado Realty LP, Senior Unsecured Notes, 3.400% due 6/1/31	$1,292,926
1,476,000	Voyager Parent LLC, Senior Secured Notes, 9.250% due 7/1/32(a)	1,557,729
900,000	Warnermedia Holdings Inc., Company Guaranteed Notes, 4.279% due 3/15/32	776,700
6,403,000	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	6,399,414
	Wayfair LLC, Senior Secured Notes:
700,000	7.250% due 10/31/29(a)	713,740
1,150,000	7.750% due 9/15/30(a)	1,188,127
2,133,000	Western Digital Corp., Senior Secured Notes, 3.100% due 2/1/32	1,899,894
	Whirlpool Corp., Senior Unsecured Notes:
1,750,000	5.500% due 3/1/33	1,686,349
100,000	5.750% due 3/1/34	96,985
1,000,000	Wipro IT Services LLC, Company Guaranteed Notes, 1.500% due 6/23/26	977,053
350,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(a)	341,709
	XPLR Infrastructure Operating Partners LP, Company Guaranteed Notes:
1,100,000	4.500% due 9/15/27(a)	1,078,868
50,000	8.375% due 1/15/31(a)	52,287
100,000	8.625% due 3/15/33(a)	105,464
850,000	XPLR Infrastructure Operating Partners LP, Senior Unsecured Notes, 7.250% due 1/15/29(a)	868,135
5,394,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	5,487,678
500,000	ZF North America Capital Inc., Company Guaranteed Notes, 6.875% due 4/14/28(a)	506,453
5,959,000	Ziff Davis Inc., Company Guaranteed Notes, 4.625% due 10/15/30(a)	5,616,953
	Total United States	237,302,529
	TOTAL CORPORATE BONDS & NOTES (Cost – $546,828,380)	550,944,553
SENIOR LOANS(c) – 7.6%
United States – 7.6%
4,560,592	Audacy Capital LLC, 10.430% (1-Month USD-SOFR + 0.600%) due 10/1/29	3,659,875
5,266,085	Bally’s Corp., due 10/2/28(i)	5,202,892
1,176,000	Beach Acquisition Bidco LLC, due 6/25/32(i)	1,182,856
2,126,000EUR	Boots Group Finco LP, due 8/30/32(i)	2,448,555
3,272,555	Charter Communications Operating LLC, 6.541% (3-Month USD-SOFR + 0.225%) due 12/15/31	3,275,009
7,522,501	CMG Media Corp., 7.896% (3-Month USD-SOFR + 0.350%) due 6/18/29	7,217,840
1,674,685	Container Store Inc., 5.197% (6-Month + 0.100%) due 7/30/29@	837,343
330,781	Elevate Textiles Inc., 12.941% (3-Month USD-SOFR + 0.865%) due 9/30/27	331,194
5,719,790	Fiserv Investment Solutions Inc., 8.204% (3-Month USD-SOFR + 0.400%) due 2/18/27.	5,648,293
994,453	GemmaCert Ltd., 0.000% due 5/19/24(b)(g)	—
8,056,265	Inotiv Inc., 10.964% (1-Month USD-SOFR + 0.650%) due 11/5/26@	6,636,348
6,034,489	Magnite Inc., 7.316% (1-Month USD-SOFR + 0.300%) due 2/6/31	6,034,489

See Notes to Financial Statements.
239

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(c) – (continued)
United States – (continued)
	Mountaineer Merger Corp.:
95,545	4.929% (3-Month USD-SOFR + 0.800%) due 6/14/30.	$95,545
146,824	12.323% (1-Month USD-SOFR + 0.000%) due 6/14/30(g)	146,824
3,224,000	Solaris Energy Infrastructure LLC, 10.296% (3-Month USD-SOFR + 0.600%) due 9/11/29(b)(g)	3,280,420
6,552,578	TPC Group Inc., 9.952% (6-Month + 0.575%) due 12/16/31	6,208,567
1,666,713	Trulite Holding Corp., 10.292% (3-Month USD-SOFR + 0.600%) due 3/1/30	1,641,712
	Total United States	53,991,081
	TOTAL SENIOR LOANS (Cost – $56,653,302)	53,847,762
SOVEREIGN BONDS – 1.8%
Dominican Republic – 0.3%
	Dominican Republic International Bond:
500,000	5.950% due 1/25/27	506,875
1,200,000	5.500% due 2/22/29	1,208,640
500,000	4.500% due 1/30/30	483,775
	Total Dominican Republic	2,199,290
Guatemala – 0.5%
	Guatemala Government Bond:
300,000	4.500% due 5/3/26	298,200
1,300,000	4.375% due 6/5/27	1,287,650
1,800,000	5.250% due 8/10/29	1,806,300
	Total Guatemala	3,392,150
Luxembourg – 0.3%
2,379,000	Eagle Funding Luxco SARL, 5.500% due 8/17/30	2,412,544
Mexico – 0.0%
450,000	Mexico Government International Bond, 4.500% due 4/22/29	448,133
Morocco – 0.2%
	Morocco Government International Bond:
800,000	2.375% due 12/15/27	761,601
500,000	3.000% due 12/15/32	431,238
	Total Morocco	1,192,839
Paraguay – 0.2%
1,400,000	Paraguay Government International Bond, 4.700% due 3/27/27	1,403,094
Romania – 0.3%
1,724,000EUR	Romanian Government International Bond, 6.750% due 7/11/39	2,061,343
	TOTAL SOVEREIGN BONDS (Cost – $12,932,087)	13,109,393

See Notes to Financial Statements.
240

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – 1.0%
Real Estate – 1.0%
	Vivion Investments SARL:
4,965,980EUR	6.500% due 8/31/28(e)	$5,745,585
1,204,600EUR	6.500% due 2/28/29(e)	1,382,756
	Total Real Estate	7,128,341
	TOTAL ASSET-BACKED SECURITIES (Cost – $6,492,327)	7,128,341
Shares/Units
COMMON STOCKS – 2.4%
Canada – 0.0%
4,725,534	Cannabist Co. Holdings Inc.*(b)	—
	Total Canada	—
Mexico – 0.1%
59,000	Globa Terra Acquisition Corp., Class A Shares*	587,935
Norway – 0.1%
24,300	FLEX LNG Ltd.	662,175
United Kingdom – 0.5%
349,999	Tavia Acquisition Corp.*(b)	3,603,240
United States – 1.7%
15,560	Alpha Partners Technology*(b)(g).	2,801
700	Alpine Income Property Trust Inc.	10,689
67,918	CTO Realty Growth Inc.	1,173,623
5,904	Euronet Worldwide Inc.*	550,193
110,024	GCI Liberty Inc., Class A Shares*	4,107,196
4,821,523	Mountaineer Merger Corp.*	—
2,835,078	ProSomnus Sleep Technologies Inc.*@(b)(g)	2,835,078
57	Real Alloy Holding Inc.*(b)(g)	3,650,560
238,311	UpHealth Inc.*@(b)(g)	—
	Total United States	12,330,140
	TOTAL COMMON STOCKS (Cost – $17,195,543)	17,183,490
EXCHANGE TRADED FUND (ETF) – 1.9%
United States – 1.9%
354,055	Xtrackers USD High Yield Corporate Bond (Cost – $12,674,849)	13,100,035
PREFERRED STOCKS – 1.1%
United States – 1.1%
71,733	CTO Realty Growth Inc., 6.375%(d).	1,598,929
4,821,523	Mountaineer Merger Corp., 0.000%*	640,162
196,289	NGL Energy Partners LP, 11.646% (3-Month TSFR + 7.475%)(c)(d)	4,491,092
43,599	Saratoga Investment Corp., 6.000%	1,084,743
	Total United States	7,814,926
	TOTAL PREFERRED STOCKS (Cost – $11,217,288)	7,814,926

See Notes to Financial Statements.
241

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Shares/Units	Security	Value
WARRANTS – 0.0%
Israel – 0.0%
41,956	GemmaCert Ltd.*(b)(g)	$—
United States – 0.0%
14,538	Audacy Capital Corp.*(b)(g)	145,380
36,249	Leafly Holdings Inc.*@	290
1,061,473	Mcdermott International Ltd.*(b)(g)	—
	Total United States	145,670
	TOTAL WARRANTS (Cost – $868,011)	145,670
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $664,861,787)	663,274,170
Face Amount†
SHORT-TERM INVESTMENTS – 6.0%
COMMERCIAL PAPER – 0.7%
4,965,000	Phillips 66, 4.586% due 9/29/25(j) (Cost – $4,947,982)	4,945,671
CORPORATE NOTE – 0.1%
2,165,123	Tacora Resources Inc., 13.000% due 11/3/23(a)(b)(g) (Cost – $2,165,713)	298,571
TIME DEPOSITS – 3.5%
	Brown Brothers Harriman - Grand Cayman:
101,395SEK	0.820% due 9/1/25	10,715
120,369NOK	2.980% due 9/1/25	11,974
	Citibank – London:
3,576,617EUR	0.870% due 9/1/25	4,184,464
555,542GBP	2.920% due 9/1/25	750,870
2,222,579	Citibank – New York, 3.680% due 9/2/25	2,222,579
13,765,765	JPMorgan Chase & Co. – New York, 3.680% due 9/2/25	13,765,765
4,183,691	Royal Bank of Canada – Toronto, 3.680% due 9/2/25	4,183,691
1,970	Sumitomo Mitsui Banking Corp. – Tokyo, 3.680% due 9/2/25	1,970
	TOTAL TIME DEPOSITS (Cost – $25,132,028)	25,132,028
U.S. GOVERNMENT OBLIGATION – 1.7%
12,000,000	U.S. Treasury Bill, 4.282% due 9/16/25(j) (Cost – $11,978,725)	11,978,725
	TOTAL SHORT-TERM INVESTMENTS (Cost – $44,224,448)	42,354,995

See Notes to Financial Statements.
242

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.5%
MONEY MARKET FUND – 0.5%
3,632,631	Federated Government Obligations Fund, Premier Class, 4.151%(k) (Cost – $3,632,631)	$3,632,631
	TOTAL INVESTMENTS – 99.8% (Cost – $712,718,866)	709,261,796
	Other Assets in Excess of Liabilities - 0.2%	1,789,211
	TOTAL NET ASSETS – 100.0%	$711,051,007

†	Face amount denominated in U.S. dollars, unless otherwise noted. * Non-income producing security.
(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2025, amounts to $235,292,293 and represents 33.09% of net assets.

(b)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2025, amounts to $27,462,608 and represents 3.86% of net assets.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2025.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(f)	All or a portion of this security is on loan (See Note 5).
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(h)	Security is currently in default.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Rate shown represents yield-to-maturity.
(k)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Container Store Inc., 5.197% (2-Month USD-SOFR + 0.100%) due 7/30/29	1/28/2025	$ 1,061,707	$837,343	0.12%
Inotiv Inc., 10.964% (1-Month USD-SOFR + 0.650%) due 11/5/26	9/21/2021	4,204,200	6,636,348	0.93%
Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25	2/4/2022	7,109,000	5,081,300	0.71%
Leafly Holdings Inc.	2/7/2022	—	290	0.00%*
ProSomnus Sleep Technologies Inc.	8/6/2024	4,003,437	2,835,078	0.40%
			$ 15,390,359	2.16%

Abbreviations used in this schedule:
CMT	— Constant Maturity Treasury Index
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
ICE	— Intercontinental Exchange
LLC	— Limited Liability Company
See Notes to Financial Statements.
243

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SARL	— Société à Responsabilité Limitée
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TSFR	— CME Term SOFR Reference Rate
Summary of Investments by Security Type^

Corporate Bonds & Notes	77.7%
Senior Loans	7.6
Common Stocks	2.4
Sovereign Bonds	1.9
Exchange Traded Fund (ETF)	1.8
Preferred Stocks	1.1
Asset-Backed Securities.	1.0
Warrants	0.0*
Short-Term Investments	6.0
Money Market Fund.	0.5
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
Schedule of Options Contracts Written
Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
59	$549,821	Euronet Worldwide Inc., Put.	RJA	9/19/25	$95.00	$(29,500)
59	549,821	Euronet Worldwide Inc., Call	RJA	9/19/25	100.00	(3,068)
243	662,175	FLEX LNG Ltd., Call	RJA	10/17/25	26.00	(34,020)
37	299,182	iShares iBoxx HighYield, Call	RJA	9/19/25	80.00	(3,182)
103	393,563	Ziff Davis Inc., Put	RJA	12/19/25	30.00	(19,055)
103	393,563	Ziff Davis Inc., Put	RJA	12/19/25	35.00	(47,380)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received – $88,746)				$ (136,205)

See Notes to Financial Statements.
244

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)
At August 31, 2025, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	3,060,759	BBH	$3,582,823	9/11/25	10,345	$—	$10,345
Contracts to Sell:
British Pound	22,209,864	BBH	30,021,647	9/11/25	—	(116,731)	(116,731)
British Pound	994,000	BBH	1,343,615	9/11/25	2,330	—	2,330
British Pound	1,293,721	BBH	1,748,756	9/11/25	8,852	—	8,852
British Pound	302,480	BBH	408,884	9/15/25	—	(908)	(908)
Euro	37,782,354	BBH	44,226,769	9/11/25	—	(289,707)	(289,707)
Euro	18,835,000	BBH	22,053,227	9/15/25	54,542	—	54,542
Euro	535,000	BBH	626,412	9/15/25	—	(837)	(837)
Euro	2,050,000	BBH	2,400,272	9/15/25	—	(1,638)	(1,638)
Norwegian Krone	26,000,000	BBH	2,586,670	9/15/25	—	(15,803)	(15,803)
Swedish Krona	15,600,000	BBH	1,649,855	9/15/25	—	(7,145)	(7,145)
					$65,724	$(432,769)	$(367,045)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$76,069	$(432,769)	$(356,700)

Currency Abbreviations used in this schedule:
EUR	— Euro
GBP	— British Pound
NOK	— Norwegian Krone
SEK	— Swedish Krona
Counterparty Abbreviations used in this schedule:
BBH	— Brown Brothers Harriman & Co.
RJA	— Raymond James & Associates

Face Amount	Security	Value
SECURITIES SOLD SHORT – 0.7%
CORPORATE BONDS & NOTES – 0.6%
Communications – 0.2%
$ 1,519,000	Comcast Corp., Company Guaranteed Notes, 5.300% due 6/1/34	$1,563,558
Consumer Non-cyclical – 0.4%
	General Mills Inc., Senior Unsecured Notes:
304,000	4.875% due 1/30/30.	310,828
304,000	4.950% due 3/29/33.	306,061
1,519,000	PepsiCo Inc., Senior Unsecured Notes, 5.000% due 2/7/35	1,546,052
	Total Consumer Non-cyclical	2,162,941
	TOTAL CORPORATE BONDS & NOTES (Proceeds – $3,670,796)	3,726,499

See Notes to Financial Statements.
245

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Global Fixed Income Opportunities Fund(concluded)

Shares/Units	Security	Value
SECURITIES SOLD SHORT – (continued)
EXCHANGE TRADED FUND (ETF) – 0.1%
11,100	iShares iBoxx $ High Yield Corporate Bond (Proceeds – $888,222)	$897,546
	TOTAL SECURITIES SOLD SHORT – 0.7% (Proceeds – $4,559,018)	$4,624,045

See Notes to Financial Statements.
246

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 92.5%
Alabama – 1.5%
$1,500,000	AA+	County of Jefferson AL, Revenue Bonds, 5.000% due 9/15/35	$1,514,670
1,500,000	BB+	Hoover Industrial Development Board, Revenue Bonds, 5.750% due 10/1/49(a)	1,504,435
2,540,000	A2(b)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(c)	2,545,457
		Mobile County Board of School Commissioners, Special Tax:
260,000	A	5.000% due 3/1/28	263,032
175,000	A	5.000% due 3/1/29	176,922
180,000	A	5.000% due 3/1/30	181,758
185,000	A	5.000% due 3/1/31	186,622
145,000	A	5.000% due 3/1/32	146,155
215,000	A	5.000% due 3/1/33	216,558
		Mobile County Industrial Development Authority, Revenue Bonds:
1,500,000	BBB	Series A, 5.000% due 6/1/54(a)	1,357,942
1,000,000	BBB	Series B, 4.750% due 12/1/54(a)	868,469
1,000,000	NR	Tuscaloosa County Industrial Development Authority, Revenue Bonds, Series A, 5.250% due 5/1/44(d)	976,870
		Total Alabama	9,938,890
Alaska – 0.2%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,038,254
Arizona – 2.2%
2,500,000	AA+	Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds, 5.000% due 7/1/27	2,552,648
1,695,000	BB-	Arizona Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/49(d)	1,451,521
6,365,000	AAA	City of Phoenix Civic Improvement Corp., Revenue Bonds, Series B, 4.000% due 7/1/29	6,367,355
		Maricopa County Industrial Development Authority, Revenue Bonds:
1,000,000	NR	Series A, 6.250% due 7/1/44(d)	1,000,451
800,000	AA-	Series D, 5.000% due 1/1/46(c)	812,791
1,350,000	Aa3(b)	Maricopa County Special Health Care District, GO, Series D, 4.000% due 7/1/35	1,372,609
1,000,000	NR	Sierra Vista Industrial Development Authority, Revenue Bonds, 5.750% due 6/15/58(d)	957,280
		Total Arizona	14,514,655
Arkansas – 0.6%
		Arkansas Development Finance Authority, Revenue Bonds:
1,000,000	BB+	4.500% due 9/1/49(a)(d)	915,529
1,150,000	BB+	5.700% due 5/1/53(a)	1,156,562
1,000,000	NR	City of Osceola AR, Revenue Bonds, 5.500% due 4/1/36(a)(c)	999,903
500,000	NR	Clarksville Public Educational Facilities Board, Revenue Bonds, Series B, 6.250% due 8/1/49	504,079
		Total Arkansas	3,576,073

See Notes to Financial Statements.
247

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – 3.3%
$1,000,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 2/1/50(d)	$719,124
1,300,000	NR	California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 9.500% due 1/1/65(a)(d)	1,194,691
300,000	BB	California Municipal Finance Authority, Revenue Bonds, 6.375% due 6/15/64(d)	308,870
990,000	NR	California Public Finance Authority, Revenue Bonds, Series A1, 6.750% due 7/1/65(d)	1,011,602
		California Statewide Communities Development Authority, Revenue Bonds:
2,525,000	BB	5.500% due 12/1/54	2,437,085
1,000,000	BB	Series A, 5.000% due 12/1/46(d)	917,441
650,000	AA-	City of Los Angeles Department of Airports, Revenue Bonds, 4.000% due 5/15/38(a)	618,987
1,105,000	NR	CMFA Special Finance Agency VII, Revenue Bonds, Series A1, 3.000% due 8/1/56(d)	716,937
1,000,000	NR	CMFA Special Finance Agency, Revenue Bonds, Series A, 4.000% due 12/1/45(d)	752,513
		CSCDA Community Improvement Authority, Revenue Bonds:
1,500,000	NR	3.000% due 6/1/47(d)	991,961
1,000,000	NR	3.000% due 12/1/56(d)	665,400
1,000,000	NR	4.000% due 8/1/56(d)	846,197
1,000,000	NR	Fairfield Community Facilities District, Special Tax, Series A, 5.000% due 9/1/54	959,709
1,260,000	A	Los Angeles Department of Water & Power, Revenue Bonds, Series B, 5.000% due 7/1/34	1,317,028
2,000,000	WD(e)	Silicon Valley Tobacco Securitization Authority, Revenue Bonds, Series A, zero coupon, due 6/1/41	693,535
1,345,000	Aa2(b)	Southern California Public Power Authority, Revenue Bonds, Series 2, 5.000% due 7/1/53(c)	1,430,633
		State of California, GO:
760,000	AA-	4.000% due 3/1/26	766,983
2,250,000	AA-	5.000% due 9/1/26	2,314,489
435,000	AA-	Series B, 5.000% due 8/1/26	446,394
205,000	AA-	Series C, 5.000% due 8/1/29	209,946
2,000,000	AA	University of California, Revenue Bonds, Series CA, 5.000% due 5/15/39	2,184,428
		Total California	21,503,953
Colorado – 2.4%
1,000,000	AA	Board of Governors of Colorado State University System, Revenue Bonds, Series A, 5.000% due 3/1/43	1,049,236
		Boulder Larimer & Weld Counties St Vrain Valley School District Re1J, GO:
650,000	AA+	5.000% due 12/15/29	720,498
775,000	AA+	5.000% due 12/15/38	845,498

See Notes to Financial Statements.
248

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado – (continued)
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
$315,000	A+	Series A, 5.000% due 12/1/26(a)	$323,318
195,000	AA-	Series A, 5.000% due 11/15/28(a)	203,229
455,000	AA-	Series A, 5.000% due 11/15/29(a)	473,245
115,000	AA-	Series A, 5.000% due 11/15/30(a)	119,268
1,000,000	A+	Series A, 5.000% due 12/1/37(a)	1,016,237
3,400,000	AA-	Series D, 5.500% due 11/15/30(a)	3,801,557
		Colorado Bridge & Tunnel Enterprise, Revenue Bonds:
500,000	AA	Series A, AGM-Insured, 5.000% due 12/1/41	524,052
1,200,000	AA	Series A, AGM-Insured, 5.250% due 12/1/54	1,224,089
1,000,000	AA	Series A, AGM-Insured, 5.500% due 12/1/54	1,042,185
600,000	BB	Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 5.800% due 4/1/54(d)	566,834
60,000	NR	Colorado Health Facilities Authority, Revenue Bonds, Series Prerefunded 11/19/26@ 100, 5.000% due 11/15/49(c)(f)	61,737
40,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	40,588
1,330,000	AAA	Regional Transportation District Sales Tax Revenue, Revenue Bonds, Series A, 4.250% due 11/1/36	1,396,081
		Vauxmont Metropolitan District, GO, AGM-Insured:
125,000	AA	5.000% due 12/15/27	128,867
120,000	AA	5.000% due 12/15/29	123,711
135,000	AA	5.000% due 12/15/31	139,171
1,750,000	NR	Village Metropolitan District, GO, 5.000% due 12/1/49	1,666,922
		Total Colorado	15,466,323
Connecticut – 0.5%
1,500,000	AAA	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series B2, 5.000% due 7/1/64(c)	1,682,580
		State of Connecticut, GO:
375,000	AA-	Series A, 5.000% due 4/15/26	380,940
150,000	AA-	Series A, 5.000% due 4/15/30	162,603
170,000	AA-	Series A, 5.000% due 4/15/34	180,207
175,000	AA-	Series B, 5.000% due 1/15/26	176,630
100,000	AA-	Series E, 5.000% due 10/15/26	102,904
150,000	AA-	Series E, 5.000% due 10/15/29	154,088
330,000	AA-	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	348,932
		Total Connecticut	3,188,884
District of Columbia – 0.8%
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
1,820,000	AA-	5.000% due 10/1/36(a)	1,847,339
1,000,000	AA-	Series A, 5.000% due 10/1/35(a)	1,087,852

See Notes to Financial Statements.
249

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
District of Columbia – (continued)
		Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds:
$1,000,000	AA	5.000% due 7/15/37	$1,083,284
1,000,000	AA	5.000% due 7/15/38	1,071,711
		Total District of Columbia	5,090,186
Florida – 7.4%
1,000,000	NR	Cabot Citrus Farms Community Development District, Special Assessment, 5.250% due 3/1/29	1,011,682
		Capital Trust Agency Inc., Revenue Bonds:
500,000	BB	6.375% due 5/1/53(d)	493,274
250,000	NR	Series A1, 4.000% due 6/15/29(d)	245,921
2,000,000	NR	Series A1, 5.000% due 7/1/56(d)	1,664,440
1,200,000	BB	Capital Trust Authority, Revenue Bonds, Series A, 5.250% due 7/1/55(d)	1,101,740
1,000,000	AA-	Central Florida Expressway Authority, Revenue Bonds, Series B, 4.000% due 7/1/36	1,001,207
2,535,000	AA	City of Jacksonville FL, Revenue Bonds, 5.000% due 10/1/37	2,777,262
2,500,000	AA-	City Of South Miami Health Facilities Authority Inc., Revenue Bonds, 5.000% due 8/15/42	2,504,323
		County of Broward FL Airport System Revenue, Revenue Bonds:
120,000	A+	Series A, 5.000% due 10/1/29(a)	120,133
85,000	A+	Series A, 5.000% due 10/1/31(a)	85,069
115,000	A+	Series A, 5.000% due 10/1/32(a)	115,080
1,000,000	A+	Series B, 5.000% due 10/1/29(a)	1,077,259
		County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds:
4,335,000	AA	Series B, 4.000% due 10/1/38	4,257,340
10,000,000	AA	Series B, 5.000% due 10/1/44	10,070,130
600,000	NR	Florida Development Finance Corp., Revenue Bonds, Series A, 6.750% due 6/15/53(d)	617,570
		Florida Higher Educational Facilities Financing Authority, Revenue Bonds:
1,600,000	NR	5.000% due 6/1/48(d)	1,319,626
2,000,000	BB+	6.250% due 7/1/55(d)	1,920,935
2,000,000	A	Florida Insurance Assistance Interlocal Agency Inc., Revenue Bonds, Series A1, 5.000% due 9/1/25	2,000,000
45,000	A2(b)	Florida Municipal Power Agency, Revenue Bonds, 5.000% due 10/1/27	45,087
		Greater Orlando Aviation Authority, Revenue Bonds:
1,000,000	NR	5.000% due 11/15/36(a)	1,000,050
100,000	AA-	Series A, Prerefunded 10/1/27@ 100, 5.000% due 10/1/28(a)(f)	104,681
		Hillsborough County Port District, Revenue Bonds:
850,000	A+(e)	Series B, 5.000% due 6/1/33(a)	887,353
185,000	A+(e)	Series B, 5.000% due 6/1/38(a)	189,849
750,000	NR	Hobe-St Lucie Conservancy District, Special Assessment, 5.875% due 5/1/55	734,993

See Notes to Financial Statements.
250

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
		Lakewood Ranch Stewardship District, Special Assessment:
$350,000	NR	6.000% due 5/1/56(g)	$346,422
500,000	NR	6.300% due 5/1/54	512,164
		Lee County Industrial Development Authority, Revenue Bonds:
580,000	A+	Series 2019A1, 5.000% due 4/1/33	608,835
515,000	A+	Series 2019A1, 5.000% due 4/1/35	534,511
755,000	A+	Series 2019A2, 5.000% due 4/1/33(c)	756,182
		Marion County School Board, COP, AGM-Insured:
1,950,000	AA	5.000% due 6/1/31	2,171,992
2,000,000	AA	5.000% due 6/1/37	2,162,704
		Miami-Dade County Expressway Authority, Revenue Bonds:
235,000	A	Series A, 5.000% due 7/1/40	234,258
85,000	A	Series A, 5.000% due 7/1/44	84,268
200,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/39	201,462
		School Board of Miami-Dade County, COP:
570,000	A+	Series A, 5.000% due 5/1/31	577,887
220,000	A+	Series B, 5.000% due 8/1/27	224,695
115,000	A+	Series D, 5.000% due 2/1/29	116,061
190,000	A+	Series D, 5.000% due 2/1/30	191,705
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	116,421
2,625,000	AA+	Tampa Bay Water, Revenue Bonds, Series A, 5.000% due 10/1/49	2,653,341
990,000	NR	Village Community Development District No 12, Special Assessment, 4.250% due 5/1/43	888,557
		Total Florida	47,726,469
Georgia – 1.8%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	30,061
70,000	AA-	5.000% due 11/1/29	70,138
2,000,000	AA-	5.000% due 11/1/40	1,999,945
335,000	BBB(e)	Fayette County Development Authority, Revenue Bonds, 5.000% due 10/1/30	362,924
1,500,000	Aa1(b)	Main Street Natural Gas Inc., Revenue Bonds, Series C, 5.000% due 9/1/53(c)	1,592,178
4,000,000	AAA	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/33	4,565,126
3,000,000	Aa1(b)	Upper Oconee Basin Water Authority, Revenue Bonds, 5.000% due 7/1/55	3,046,194
		Total Georgia	11,666,566
Hawaii – 0.9%
5,000,000	Aa2(b)	City & County of Honolulu HI, GO, Series C, 4.000% due 10/1/32	5,043,889
1,000,000	AA-	State of Hawaii Department of Budget & Finance, Revenue Bonds, Series A, 5.000% due 7/1/36	1,108,931
		Total Hawaii	6,152,820

See Notes to Financial Statements.
251

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Idaho – 0.5%
$1,500,000	NR	Idaho Falls Auditorium District, COP, 5.250% due 5/15/51(d)	$1,346,915
1,000,000	NR	Idaho Health Facilities Authority, Revenue Bonds, 7.125% due 11/1/57	1,041,574
		Idaho Housing & Finance Association, Revenue Bonds:
25,000	Aa1(b)	Series A, 4.000% due 1/1/50	25,248
250,000	Aa3(b)	Series A, 5.000% due 7/15/30	276,073
250,000	Aa3(b)	Series A, 5.000% due 7/15/31	278,811
		Total Idaho	2,968,621
Illinois – 4.9%
1,040,000	BB+	Chicago Board of Education, GO, Series A, 5.000% due 12/1/47	894,821
		Chicago O’Hare International Airport, Revenue Bonds:
1,635,000	A+	Series B, 5.000% due 1/1/41	1,635,505
1,000,000	A+	Series D, 5.250% due 1/1/42	1,009,003
1,000,000	AA	City of Aurora IL, GO, Series C, 5.000% due 12/30/42	1,026,494
1,100,000	BBB	City of Chicago IL, GO, Series E, 6.000% due 1/1/42	1,153,923
		County of Cook IL Sales Tax Revenue, Revenue Bonds:
980,000	AA-	5.000% due 11/15/41	1,000,912
980,000	AA-	5.000% due 11/15/42	993,253
5,000	NR	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, Series Prerefunded 2/1/27@ 100, 5.000% due 2/1/29(f)	5,176
		Illinois Finance Authority, Revenue Bonds:
2,000,000	A+	Series A, 5.000% due 11/15/38	2,000,031
870,000	AA-	Series A, Prerefunded 1/1/28@ 100, 5.000% due 1/1/38(f)	922,523
1,300,000	AA-	Series A, Prerefunded 1/1/28@ 100, 5.000% due 1/1/44(f)	1,378,483
255,000	Aa3(b)	Series A, Prerefunded 7/1/26@ 100, 5.000% due 7/1/36(f)	260,229
95,000	WD(e)	Series A, Prerefunded 8/15/26@ 100, 5.000% due 8/15/33(f)	97,061
20,000	NR	Series C, Prerefunded 2/15/27@ 100, 4.000% due 2/15/41(f)	20,440
170,000	AA-	Series Prerefunded 1/1/27@ 100, 5.000% due 1/1/36(f)	175,631
		Illinois Municipal Electric Agency, Revenue Bonds:
290,000	A	Series A, 5.000% due 2/1/28	290,135
105,000	A	Series A, 5.000% due 2/1/31	105,049
1,000,000	A	Series A, 5.000% due 2/1/32	1,000,464
		Illinois State Toll Highway Authority, Revenue Bonds:
1,535,000	AA-	Series A, 5.000% due 1/1/42	1,540,384
1,500,000	AA-	Series A, 5.000% due 1/1/45	1,506,827
2,000,000	AA-	Series B, 5.000% due 1/1/40	2,001,107
1,045,000	Aa1(b)	Maine Township High School District No 207, GO, Series 2022, 4.000% due 12/1/25	1,048,307
2,880,000	A	State of Illinois Sales Tax Revenue, Revenue Bonds, Series A, 5.000% due 6/15/28	3,054,248
		State of Illinois, GO:
195,000	A-	5.000% due 2/1/27	201,349
180,000	A-	5.000% due 2/1/28	185,833
2,980,000	A-	Series B, 5.000% due 5/1/32	3,297,289
405,000	A-	Series D, 5.000% due 11/1/25	406,532

See Notes to Financial Statements.
252

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$390,000	A-	Series D, 5.000% due 11/1/26	$400,527
1,500,000	A-	Series D, 5.000% due 7/1/32	1,660,101
		Will County Community Unit School District No 365-U Valley View, GO:
2,420,000	Aa1(b)	Series A, 5.000% due 11/1/25	2,428,265
165,000	AA	Series B, AGM-Insured, zero coupon, due 11/1/26	160,161
		Total Illinois	31,860,063
Indiana – 1.6%
3,750,000	AA	Carmel Redevelopment Authority, Revenue Bonds, Series B, 5.000% due 7/15/35	4,079,724
105,000	Aaa(b)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	105,301
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
550,000	A1(b)	5.000% due 1/1/35(a)	582,996
550,000	A1(b)	5.250% due 1/1/36(a)	588,615
600,000	A1(b)	5.250% due 1/1/37(a)	636,967
1,250,000	A1(b)	5.250% due 1/1/38(a)	1,315,837
1,895,000	Aa1(b)	Series 202, 6.000% due 1/15/41	2,097,031
580,000	AA	Warrick County Industrial Building Corp., Revenue Bonds, 5.000% due 8/1/32	638,753
		Total Indiana	10,045,224
Iowa – 1.9%
1,000,000	Aa1(b)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/40	1,039,213
1,785,000	Aaa(b)	City of West Des Moines IA, GO, Series A, 5.000% due 6/1/32	2,014,822
1,000,000	AAA	County of Polk IA, GO, Series A, 5.000% due 6/1/38(a)	1,045,644
2,000,000	BBB	Iowa Finance Authority, Revenue Bonds, 4.750% due 8/1/42	1,907,359
6,440,000	A3(b)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(c)	6,550,336
		Total Iowa	12,557,374
Kansas – 0.2%
1,000,000	NR	City of Colby KS, Revenue Bonds, 5.500% due 7/1/26	1,002,465
20,000	SP-1+	City of Maize KS, GO, Series B, 4.000% due 10/1/26	20,003
		Total Kansas	1,022,468
Kentucky – 1.0%
2,200,000	AA-	Fayette County School District Finance Corp., Revenue Bonds, 5.000% due 6/1/43	2,222,362
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A	5.000% due 4/1/27	166,661
145,000	A	5.000% due 5/1/28	155,043
165,000	A	Series A, 5.000% due 2/1/29	166,660
170,000	A	Series A, 5.000% due 2/1/30	171,639
1,795,000	A	Series B, 5.000% due 11/1/26	1,849,835
2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	1,498,772
		Total Kentucky	6,230,972

See Notes to Financial Statements.
253

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Louisiana – 3.0%
$2,505,000	AA	City of Lafayette LA Utilities Revenue, Revenue Bonds, 5.000% due 11/1/42	$2,590,089
265,000	AA+	Lafayette Parish School Board Sale Tax Revenue, Revenue Bonds, 5.000% due 4/1/37	285,549
		Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds:
1,500,000	AA	5.000% due 10/1/26	1,539,623
2,800,000	A1(b)	5.000% due 8/15/37	2,839,082
1,000,000	NR	Louisiana Public Facilities Authority, Revenue Bonds, 6.000% due 6/15/59(d)	960,767
1,000,000	BB+	Parish of St James LA, Revenue Bonds, Series 2, 6.350% due 10/1/40(d)	1,072,150
1,000,000	A2(b)	St John the Baptist Parish School District No 1, GO, 5.250% due 3/1/37	1,056,078
		State of Louisiana, GO:
3,350,000	AA	Series E, 5.000% due 9/1/31	3,755,355
4,835,000	AA	Series E, 5.000% due 9/1/33	5,475,084
		Total Louisiana	19,573,777
Maine – 0.3%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,126,361
Maryland – 2.0%
5,805,000	AAA	County of Prince George’s MD, GO, Series A, 5.000% due 7/15/29	6,224,138
		Maryland Community Development Administration, Revenue Bonds:
120,000	Aa1(b)	Series B, 4.000% due 9/1/49	120,531
110,000	Aa1(b)	Series C, 3.500% due 3/1/50	110,266
320,000	Aa1(b)	Series C, 5.000% due 9/1/28	341,288
2,000,000	NR	Maryland Economic Development Corp., Special Tax, 4.000% due 9/1/50	1,583,950
1,405,000	Baa3(b)	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.500% due 1/1/46	1,407,216
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	2,991,504
		Total Maryland	12,778,893
Massachusetts – 1.9%
		Commonwealth of Massachusetts, GO:
1,250,000	AA+	Series E, 5.000% due 8/1/41	1,330,999
1,500,000	AA+	Series E, 5.000% due 11/1/45	1,532,548
2,665,000	AA+	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series B, 5.000% due 7/1/38	2,925,016
		Massachusetts Development Finance Agency, Revenue Bonds:
1,500,000	AA-	4.000% due 4/1/41	1,393,015
1,000,000	AA-	5.000% due 7/1/35	1,012,488
1,290,000	AAA	Series A, 4.000% due 7/15/36	1,285,771
500,000	AA+	Series A, 5.000% due 11/1/55(c)	569,351

See Notes to Financial Statements.
254

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Massachusetts – (continued)
$500,000	AA	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(a)	$548,521
1,700,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, AGM-Insured, Series B, 5.250% due 8/1/38	1,963,703
		Total Massachusetts	12,561,412
Michigan – 1.1%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, AGM-Insured, Series D, 3.650% due 7/1/32(c)	158,503
495,000	AA-	Michigan State Building Authority, Revenue Bonds, Series I, 5.000% due 10/15/34	504,177
4,870,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series A, 3.700% due 4/1/30	4,878,033
1,295,000	Aa1(b)	Thornapple Kellogg School District, GO, 5.000% due 5/1/43	1,306,965
		Total Michigan	6,847,678
Minnesota – 2.0%
		Metropolitan Council, GO:
2,000,000	AAA	Series C, 5.000% due 12/1/27	2,120,756
2,500,000	AAA	Series I, 3.000% due 3/1/27	2,500,802
5,000,000	AAA	State of Minnesota, GO, Series A, 5.000% due 8/1/37	5,194,399
2,850,000	Aa1(b)	Willmar Independent School District No 347, GO, Series A, 5.000% due 2/1/28	3,024,810
		Total Minnesota	12,840,767
Mississippi – 0.7%
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	167,726
4,000,000	AA	Series C, 5.000% due 10/1/35	4,185,814
		Total Mississippi	4,353,540
Missouri – 1.2%
2,550,000	AA+	Grain Valley No R-V School District, GO, Series A, 5.000% due 3/1/35	2,656,438
350,000	NR	Kansas City Industrial Development Authority, Revenue Bonds, Series A1, 5.000% due 6/1/54(d)	307,835
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,543,865
2,100,000	AA-	Missouri Development Finance Board, Revenue Bonds, 5.500% due 5/1/41	2,200,592
40,000	AA+	Missouri Housing Development Commission, Revenue Bonds, Series B, 4.000% due 5/1/50	40,334
		Total Missouri	7,749,064
Montana – 0.2%
15,000	AA+	Montana Board of Housing, Revenue Bonds, Series B, 4.000% due 6/1/50	15,222
1,390,000	AA	Yellowstone & Carbon Counties School District No 7−70 Laurel, GO, 5.000% due 7/1/42	1,439,663
		Total Montana	1,454,885

See Notes to Financial Statements.
255

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Nebraska – 0.9%
$340,000	A	Douglas County Hospital Authority No 3, Revenue Bonds, 5.250% due 11/1/43	$349,671
		Nebraska Investment Finance Authority, Revenue Bonds:
75,000	AAA	Series B, 4.000% due 9/1/49(a)	75,355
60,000	AAA	Series E, 3.750% due 9/1/49(a)	60,028
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	115,830
125,000	A+	Series B, 5.000% due 1/1/34	125,786
155,000	A+	Series B, 5.000% due 1/1/36	155,851
		Public Power Generation Agency, Revenue Bonds:
1,815,000	A2(b)	5.000% due 1/1/41	1,836,508
1,885,000	A2(b)	Series A, 5.000% due 1/1/27	1,948,812
1,000,000	Aa3(b)	Ralston Public Schools, GO, 5.000% due 12/15/43	1,027,280
		Total Nebraska	5,695,121
Nevada – 1.0%
1,520,000	AAA	Clark County Water Reclamation District, GO, 4.000% due 7/1/35	1,520,134
		County of Clark NV, GO:
2,750,000	AAA	Series B, 4.000% due 11/1/34	2,761,279
2,000,000	AAA	Series B, 4.000% due 12/1/39	1,945,825
40,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	40,355
		Total Nevada	6,267,593
New Hampshire – 0.1%
1,000,000	B+	New Hampshire Business Finance Authority, Revenue Bonds, 2.950% due 4/1/29(a)(d)	965,573
New Jersey – 2.8%
1,000,000	A	New Jersey Economic Development Authority, Revenue Bonds, Series EEE, 5.000% due 6/15/30	1,074,500
		New Jersey Educational Facilities Authority, Revenue Bonds:
1,000,000	AAA	Series A, 5.000% due 7/1/64(c)	1,110,078
1,315,000	AAA	Series C, 5.000% due 3/1/28	1,401,388
1,000,000	A	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 5.000% due 9/15/32	1,108,806
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,320,000	A	5.000% due 12/15/28	1,425,350
870,000	A	Series A, zero coupon, due 12/15/27	817,272
195,000	A	Series A, zero coupon, due 12/15/28	177,806
895,000	A	Series A, 4.000% due 6/15/39	847,211
220,000	A	Series A, 5.000% due 12/15/33	231,137
5,580,000	A	Series A, 5.000% due 6/15/36	6,093,940
1,050,000	A	Series AA, 5.000% due 6/15/40	1,078,888
1,770,000	A	Series BB, 5.000% due 6/15/44	1,775,883
1,000,000	AA-	New Jersey Turnpike Authority, Revenue Bonds, Series A, 5.250% due 1/1/50	1,039,958
		Total New Jersey	18,182,217

See Notes to Financial Statements.
256

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Mexico – 0.0%
$90,000	Aa1(b)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	$90,656
New York – 11.2%
1,430,000	Ba1(b)	Brooklyn Arena Local Development Corp., Revenue Bonds, zero coupon, due 7/15/46(h)	450,784
1,650,000	BBB+	Build NYC Resource Corp., Revenue Bonds, 5.500% due 7/1/55(a)	1,653,596
		City of New York NY, GO:
1,000,000	AA	Series A, 5.000% due 8/1/40	1,047,642
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,059,699
2,500,000	AA	Series B1, 5.000% due 12/1/41	2,520,633
500,000	AA	Series B1, 5.250% due 10/1/41	525,631
3,000,000	AA	Series C1, 5.000% due 8/1/31	3,293,304
3,425,000	AA	Series D1, 5.000% due 12/1/34	3,583,008
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,007,584
		Empire State Development Corp., Revenue Bonds:
1,000,000	AA+	Series A, 3.000% due 3/15/50	697,413
3,500,000	AA+	Series A, 5.000% due 3/15/38	3,561,317
1,780,000	AA	Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% due 11/15/27	1,835,326
		Metropolitan Transportation Authority, Revenue Bonds:
245,000	A	Series A2, 5.000% due 11/15/29	253,262
270,000	A	Series B, 5.000% due 11/15/30	276,967
290,000	A	Series C1, 5.000% due 11/15/27	298,615
685,000	A	Series C1, 5.000% due 11/15/28	687,707
300,000	A	Series C1, 5.000% due 11/15/31	316,153
370,000	A3(b)	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.000% due 11/15/51	360,466
250,000	CCC+	Nassau County Tobacco Settlement Corp., Revenue Bonds, Series A3, 5.000% due 6/1/35	210,307
		New York City Municipal Water Finance Authority, Revenue Bonds:
1,000,000	AA+	5.000% due 6/15/41	1,033,624
2,430,000	AA+	Series DD, 5.000% due 6/15/28	2,616,177
1,945,000	AA+	Series EE, 5.000% due 6/15/45	1,965,161
1,500,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S2, 5.000% due 7/15/37(g)	1,630,908
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
3,200,000	AAA	Series A1, 5.000% due 8/1/41	3,312,427
2,185,000	AAA	Series A1, 5.000% due 8/1/43	2,232,006
275,000	AAA	Series C2, 5.000% due 5/1/32	288,351
1,000,000	AAA	Series C3, 5.000% due 5/1/41	1,016,448
1,600,000	AAA	Series F1, 5.000% due 2/1/41	1,665,601
1,000,000	NR	New York Liberty Development Corp., Revenue Bonds, 5.000% due 11/15/44(d)	969,908

See Notes to Financial Statements.
257

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
		New York State Dormitory Authority, Revenue Bonds:
$1,000,000	B-	4.000% due 7/1/45	$795,405
605,000	Aa3(b)	Series A, 5.000% due 10/1/34	624,342
1,000,000	BBB-	Series A, 5.000% due 7/15/42	992,638
3,000,000	Aa1(b)	Series A, 5.250% due 3/15/38	3,112,701
1,000,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series C, 5.250% due 6/15/43	1,072,775
925,000	Aa2(b)	New York State Housing Finance Agency, Revenue Bonds, Series B2, 3.600% due 11/1/64(c)	934,836
		New York Transportation Development Corp., Revenue Bonds:
2,000,000	Baa1(b)	5.000% due 12/1/36(a)	2,084,902
2,500,000	Baa1(b)	5.000% due 12/1/37(a)	2,574,049
1,500,000	BBB-	5.625% due 4/1/40(a)	1,545,192
1,500,000	BBB-	6.000% due 4/1/35(a)	1,626,576
1,585,000	Baa3(b)	6.000% due 6/30/50(a)	1,638,237
1,500,000	B	Niagara Area Development Corp., Revenue Bonds, Series A, 4.750% due 11/1/42(a)(d)	1,324,004
		Port Authority of New York & New Jersey, Revenue Bonds:
1,500,000	AA-	Series 205, 5.000% due 11/15/33	1,561,923
4,000,000	AA-	Series 249, 5.000% due 10/15/29(a)	4,323,426
2,250,000	AA-	Series 249, 5.000% due 10/15/31(a)	2,461,451
1,000,000	AA-	Series 250, 5.000% due 10/15/37	1,105,825
40,000	Aa1(b)	State of New York Mortgage Agency Homeowner Mortgage Revenue, Revenue Bonds, Series 221, 3.500% due 10/1/32(a)	39,975
2,000,000	AA-	Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.000% due 11/15/25	2,010,812
1,500,000	NR	TSASC Inc., Revenue Bonds, 5.000% due 6/1/48	1,271,749
		Total New York	72,470,843
North Carolina – 0.6%
615,000	Aa3(b)	City of Charlotte NC Airport Revenue, Revenue Bonds, Series B, 5.000% due 7/1/34(a)	672,515
1,210,000	AA+	County of Wake NC, Revenue Bonds, Series A, 5.000% due 5/1/28	1,294,781
1,725,000	Aa1(b)	North Carolina Turnpike Authority, Revenue Bonds, 5.000% due 1/1/34	1,970,206
105,000	Aa3(b)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(a)	112,749
		Total North Carolina	4,050,251
Ohio – 1.3%
2,945,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, 5.000% due 6/1/55	2,378,763
2,000,000	BB+	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, 5.500% due 12/1/43	1,993,135
5,000	NR	Columbus City School District, GO, Series Prerefunded 6/1/26@ 100, 5.000% due 12/1/32(f)	5,090
140,000	BB+	County of Muskingum OH, Revenue Bonds, 5.000% due 2/15/44	128,770

See Notes to Financial Statements.
258

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Ohio – (continued)
$1,000,000	NR	County of Washington OH, Revenue Bonds, 6.625% due 12/1/42	$1,029,689
		Jefferson County Port Authority, Revenue Bonds:
1,000,000	Ba1(b)	3.500% due 12/1/51(a)(d)	720,150
1,000,000	Ba1(b)	5.000% due 12/1/53(a)(c)(d)	1,002,051
1,250,000	CCC+	Ohio Air Quality Development Authority, Revenue Bonds, 5.000% due 7/1/49(a)(d)	1,086,753
30,000	Aa1(b)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	30,434
		Total Ohio	8,374,835
Oklahoma – 2.1%
		Creek County Educational Facilities Authority, Revenue Bonds:
850,000	AA	5.000% due 9/1/38	908,188
800,000	AA	5.000% due 9/1/39	846,296
1,150,000	AA	5.000% due 9/1/40	1,202,351
1,000,000	Aa3(b)	Oklahoma County Independent School District No 52 Midwest City-Del City, GO, 4.000% due 7/1/28	1,035,314
2,500,000	AA	Oklahoma County Independent School District No 89 Oklahoma City, GO, Series A, 1.250% due 7/1/26	2,474,827
		Oklahoma Development Finance Authority, Revenue Bonds:
2,000,000	BB	Series B, 5.500% due 8/15/52	1,904,295
825,000	BB	Series B, 5.500% due 8/15/57	779,228
2,000,000	AA-	Oklahoma Industries Authority, Revenue Bonds, 5.000% due 4/1/31	2,213,665
60,000	A	Oklahoma Municipal Power Authority, Revenue Bonds, Series B, 5.000% due 1/1/27	60,099
2,155,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, 5.000% due 4/1/38	2,341,270
		Total Oklahoma	13,765,533
Oregon – 0.2%
750,000	AA	City of Tigard OR Water Revenue, Revenue Bonds, 5.000% due 8/1/43(g)	773,539
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(a)	318,093
165,000	AA-	5.000% due 7/1/29	175,071
205,000	AA-	Series 24B, 5.000% due 7/1/32(a)	208,256
		Total Oregon	1,474,959
Pennsylvania – 3.7%
1,000,000	B+	Bucks County Industrial Development Authority, Revenue Bonds, 4.000% due 7/1/51	764,468
		City of Philadelphia PA, GO:
3,000,000	A+	Series C, 5.000% due 8/1/30	3,336,177
6,795,000	A+	Series C, 5.000% due 8/1/32	7,669,093
500,000	AA-	City of Pittsburgh PA, GO, 5.000% due 9/1/40	528,534
1,010,000	A	Commonwealth Financing Authority, Revenue Bonds, Series A, 5.000% due 6/1/28	1,075,871

See Notes to Financial Statements.
259

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
		Commonwealth of Pennsylvania, GO:
$2,000,000	A+	4.000% due 3/15/34	$2,000,726
2,950,000	A+	4.000% due 9/15/34	2,961,752
810,000	A+	5.000% due 9/15/29	830,208
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
1,000,000	Baa2(b)	5.500% due 6/30/37(a)	1,058,826
600,000	B	Series B, 5.250% due 12/1/38(c)	603,177
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
775,000	AA	Series B, 4.000% due 8/15/38	759,510
1,000,000	AA	Series C, 4.000% due 8/15/41	942,543
1,500,000	Aa2(b)	West Shore School District, GO, 5.000% due 11/15/43	1,504,073
		Total Pennsylvania	24,034,958
Puerto Rico – 0.7%
		Commonwealth of Puerto Rico, GO:
1,000,000	NR	Series A1, 4.000% due 7/1/41	869,713
1,000,000	NR	Series A1, 4.000% due 7/1/46	825,399
		Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds:
1,000,000	NR	Series A, 5.000% due 7/1/47(d)	934,281
1,000,000	NR	Series B, 4.000% due 7/1/47(d)	802,902
1,000,000	NR	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/58	914,479
		Total Puerto Rico	4,346,774
Rhode Island – 0.5%
		Providence Public Building Authority, Revenue Bonds:
400,000	AA	Series A, 5.250% due 9/15/41	422,542
410,000	AA	Series A, 5.250% due 9/15/43	425,953
1,000,000	AA-	Rhode Island Health & Educational Building Corp., Revenue Bonds, Series A, 5.000% due 5/15/42	1,026,355
55,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	55,417
		Rhode Island Student Loan Authority, Revenue Bonds:
55,000	AA	Series A, 3.500% due 12/1/34(a)	51,934
1,125,000	AA	Series A, 5.000% due 12/1/26(a)	1,150,874
		Total Rhode Island	3,133,075
South Carolina – 0.9%
1,000,000	A1(b)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A1, 5.250% due 10/1/54(c)	1,065,388
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
1,000,000	NR	7.500% due 11/15/53	1,032,775
1,000,000	NR	7.750% due 11/15/58	1,045,082
1,600,000	A+	Series A, 5.250% due 11/1/41	1,681,037
140,000	A+	South Carolina Ports Authority, Revenue Bonds, 5.000% due 7/1/30(a)	146,277

See Notes to Financial Statements.
260

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
South Carolina – (continued)
		South Carolina Public Service Authority, Revenue Bonds:
$185,000	A-	Series B, 5.000% due 12/1/35	$187,414
275,000	A-	Series B, 5.000% due 12/1/36	277,920
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
80,000	Aaa(b)	Series A, 4.000% due 1/1/50	81,009
70,000	Aaa(b)	Series A, 4.000% due 7/1/50	70,859
		Total South Carolina	5,587,761
Tennessee – 0.8%
1,000,000	A	Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, 5.000% due 12/1/34	1,089,774
1,000,000	AA+	County of Shelby TN, GO, Series A, 4.000% due 4/1/37	1,001,160
25,000	A	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds, 5.000% due 7/1/31	27,463
1,000,000	AA	Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds, AGM-Insured, Series B, 5.250% due 7/1/48	1,020,267
1,125,000	A1(b)	Metropolitan Nashville Airport Authority, Revenue Bonds, Series B, 5.250% due 7/1/33(a)	1,242,989
1,000,000	AA+	Tennessee State School Bond Authority, Revenue Bonds, 5.000% due 11/1/42	1,019,664
		Total Tennessee	5,401,317
Texas – 12.6%
1,765,000	AAA	Academy Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/43	1,820,483
2,500,000	AAA	Aldine Independent School District, GO, PSF-GTD-Insured, Series B, 5.000% due 2/15/33	2,817,604
1,000,000	Aaa(b)	Argyle Independent School District, GO, PSF-GTD-Insured, Series B1, 4.000% due 8/15/57(c)	1,021,811
1,000,000	AAA	Arlington Higher Education Finance Corp., Revenue Bonds, PSF-GTD-Insured, 5.000% due 8/15/48	1,012,535
1,500,000	Aaa(b)	Brazosport Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/33	1,511,082
		Central Texas Regional Mobility Authority, Revenue Bonds:
600,000	A+	Series B, 4.000% due 1/1/41	559,807
375,000	A+	Series B, 5.000% due 1/1/29	403,603
1,800,000	A+	Series E, 5.000% due 1/1/38	1,863,532
80,000	A+	City of Austin TX Airport System Revenue, Revenue Bonds, 5.000% due 11/15/29(a)	80,063
980,000	AA-	City of Corpus Christi TX Utility System Revenue, Revenue Bonds, 5.000% due 7/15/40	1,029,041
		City of Houston TX Airport System Revenue, Revenue Bonds:
360,000	A1(b)	Series B, 5.000% due 7/1/29	383,791
800,000	Ba3(b)	Series B, 5.500% due 7/15/37(a)	840,133
2,330,000	A1(b)	Series D, 5.000% due 7/1/26	2,378,923

See Notes to Financial Statements.
261

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
$1,000,000	Aa2(b)	Series A, 5.000% due 11/15/41	$1,041,467
3,000,000	Aa2(b)	Series B, 4.000% due 11/15/31	3,031,541
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A	Series A, 5.000% due 7/1/27(a)	519,307
480,000	A+	Series A, 5.000% due 7/1/28(a)	508,680
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(c)	995,992
500,000	A+	4.000% due 2/1/43	450,635
2,345,000	AAA	Community Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/41	2,452,388
700,000	NR	County of Denton TX, Special Assessment, 6.125% due 12/31/55(d)	693,237
1,795,000	Aaa(b)	County of Harris TX, GO, Series A, 5.000% due 9/15/32	2,023,880
1,490,000	AAA	County of Travis TX, GO, Series A, 5.000% due 3/1/38	1,543,568
		Cypress-Fairbanks Independent School District, GO, PSF-GTD-Insured:
1,975,000	AAA	4.000% due 2/15/32	1,980,971
105,000	AAA	5.000% due 2/15/27	106,203
1,000,000	AAA	Series A, 3.400% due 2/15/31	1,000,162
1,925,000	AAA	Series A, 5.000% due 2/15/26	1,948,014
1,415,000	AA-	Dallas Fort Worth International Airport, Revenue Bonds, 5.000% due 11/1/40	1,498,272
1,000,000	AAA	Dripping Springs Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/38	1,077,440
		Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD-Insured:
1,270,000	Aaa(b)	5.000% due 8/15/29	1,387,904
1,000,000	Aaa(b)	5.000% due 8/15/30	1,107,847
		Georgetown Independent School District, GO, PSF-GTD-Insured:
1,000,000	AAA	3.750% due 8/15/41	918,304
1,000,000	AAA	3.875% due 8/15/44	897,226
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	157,997
125,000	AA+	Series A, 5.000% due 10/1/32	131,107
190,000	AA+	Series A, 5.000% due 10/1/33	198,333
145,000	AA+	Series A, 5.000% due 10/1/34	150,789
1,500,000	AA-	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, 5.000% due 7/1/39	1,507,456
325,000	AA+	Houston Independent School District, GO, Series A, 5.000% due 7/15/45(c)	344,649
800,000	AAA	Hutto Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/1/35	902,297
5,050,000	AAA	Lamar Consolidated Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/34	5,169,582

See Notes to Financial Statements.
262

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		Love Field Airport Modernization Corp., Revenue Bonds:
$40,000	A	5.000% due 11/1/30(a)	$40,052
90,000	A	5.000% due 11/1/31(a)	90,096
1,180,000	AAA	Lovejoy Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/34	1,324,947
1,200,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 6.500% due 7/1/56(d)	1,072,703
1,000,000	Aaa(b)	North East Independent School District, GO, PSF-GTD-Insured, Series A, 4.000% due 8/1/41	952,625
1,000,000	NR	North Parkway Municipal Management District No 1, Special Assessment, 5.000% due 9/15/51(d)	895,356
		North Texas Tollway Authority, Revenue Bonds:
1,750,000	AA-	Series A, 5.000% due 1/1/28	1,764,801
200,000	AA-	Series A, 5.000% due 1/1/39	200,531
985,000	Aaa(b)	Northside Independent School District, GO, PSF-GTD-Insured, Series B, 3.450% due 8/1/54(c)	994,364
1,000,000	AAA	Pecos Barstow Toyah Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/38	1,005,343
		Permanent University Fund - University of Texas System, Revenue Bonds:
5,335,000	AAA	Series A, 5.000% due 7/1/39	5,958,744
3,025,000	AAA	Series B, 5.000% due 7/1/36	3,430,667
1,000,000	NR	Port of Beaumont Navigation District, Revenue Bonds, Series A, 5.250% due 1/1/54(a)(d)	883,714
		State of Texas, GO:
150,000	AAA	5.000% due 8/1/26(a)	150,278
200,000	AAA	5.500% due 8/1/26(a)	204,892
2,750,000	A1(b)	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 7/1/32	3,010,687
		Texas Department of Housing & Community Affairs, Revenue Bonds:
383,067	Aa1(b)	2.950% due 7/1/36	332,666
205,000	AA+	Series A, 4.000% due 3/1/50	208,071
2,640,000	A1(b)	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds, 5.000% due 1/1/33	2,834,681
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	636,607
135,000	Aa2(b)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	139,849
		Texas Water Development Board, Revenue Bonds:
2,000,000	AAA	4.650% due 10/15/40	2,042,228
125,000	AAA	Series A, 5.000% due 4/15/26	127,058
190,000	AAA	Series A, 5.000% due 4/15/29	199,897
505,000	AAA	Series A, 5.000% due 4/15/30	529,818

See Notes to Financial Statements.
263

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		Tomball Independent School District, GO, PSF-GTD-Insured:
$1,500,000	AAA	4.000% due 2/15/50	$1,296,351
2,000,000	AAA	5.000% due 2/15/26	2,023,184
		Total Texas	81,817,866
Utah – 1.4%
600,000	NR	Black Desert Public Infrastructure District, Special Assessment, 5.625% due 12/1/53(d)	580,852
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
115,000	A+	Series A, 5.000% due 7/1/28(a)	119,107
155,000	A+	Series A, 5.000% due 7/1/30(a)	162,532
1,000,000	A+	Series A, 5.000% due 7/1/32(a)	1,069,678
625,000	A+	Series A, 5.250% due 7/1/36(a)	675,346
1,250,000	AA	City of Vineyard UT Water & Sewer Revenue, Revenue Bonds, 5.000% due 5/1/43	1,283,965
1,400,000	A2(b)	Duchesne County School District, Revenue Bonds, 5.000% due 6/1/37	1,445,479
500,000	NR	Grapevine Wash Local District, Special Assessment, Series A2, 5.250% due 12/1/44(d)	463,313
1,165,000	NR	Mida Mountain Village Public Infrastructure District, Special Assessment, 4.000% due 8/1/50(d)	928,682
500,000	NR	Mida Mountain Village Public Infrastructure District, Special Tax, Series 2, 6.000% due 6/15/54(d)	495,712
1,000,000	NR	Verk Industrial Regional Public Infrastructure District, Special Tax, 6.625% due 9/1/47(d)	1,013,536
700,000	NR	Wolf Creek Infrastructure Financing District No 1, Special Assessment, 5.750% due 12/1/44	691,782
		Total Utah	8,929,984
Vermont – 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(a)	781,050
675,000	A	Series A, 5.000% due 6/15/30(a)	711,705
		Total Vermont	1,492,755
Virginia – 1.2%
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28@ 100, 5.000% due 7/1/35(f)	3,383,171
1,800,000	NR	Peninsula Town Center Community Development Authority, Special Assessment, 4.500% due 9/1/45(d)	1,572,409
2,000,000	B-	Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.000% due 6/1/47	1,662,629
		Virginia College Building Authority, Revenue Bonds:
165,000	AA+	Series D, 5.000% due 2/1/26	166,804
265,000	AA+	Series E, 5.000% due 2/1/30	279,869
305,000	AA+	Series E, 5.000% due 2/1/31	321,013
500,000	AAA	Virginia Resources Authority, Revenue Bonds, Series C, 5.000% due 11/1/29	552,222
		Total Virginia	7,938,117

See Notes to Financial Statements.
264

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington – 4.9%
$1,070,000	AA	City of Seattle WA Municipal Light & Power Revenue, Revenue Bonds, 5.000% due 2/1/34	$1,212,408
1,690,000	Baa2(b)	Grant County Public Hospital District No 1, GO, 5.500% due 12/1/43	1,715,832
1,000,000	BB+	Grays Harbor County Public Hospital District No 1, Revenue Bonds, 6.875% due 12/1/53	1,075,091
		Port of Seattle WA, Revenue Bonds:
1,245,000	AA-	Series A, 5.000% due 5/1/36(a)	1,261,038
1,000,000	AA	Series B, 5.000% due 10/1/26(a)	1,012,009
980,000	AA	Series B, 5.000% due 10/1/27(a)	991,316
135,000	AA	Series B, 5.000% due 10/1/29(a)	136,411
575,000	Baa3(b)	Skagit County Public Hospital District No 1, Revenue Bonds, 5.500% due 12/1/54	579,905
		State of Washington, GO:
430,000	AA+	Series A, 5.000% due 8/1/32	447,276
7,500,000	AA+	Series A3, 5.000% due 8/1/45	7,667,648
2,500,000	AA+	Series B, 5.000% due 6/1/44	2,571,525
5,000,000	AA+	Series C, 5.000% due 2/1/33	5,312,085
355,000	AA+	Series R2018C, 5.000% due 8/1/30	371,491
640,000	AA+	Series R2018D, 5.000% due 8/1/33	663,893
1,375,000	AA+	Series R2024C, 5.000% due 8/1/37	1,517,122
1,800,000	AA+	Series R2025B, 5.000% due 7/1/29	1,975,208
1,000,000	BBB-	Washington State Convention Center Public Facilities District, Revenue Bonds, Series B, 3.000% due 7/1/48	666,193
		Washington State Housing Finance Commission, Revenue Bonds:
1,000,000	BBB-	5.500% due 7/1/59	1,001,306
500,000	BBB	6.250% due 7/1/59(d)	527,318
1,000,000	AA	Series A, 5.250% due 7/1/55(d)	973,485
		Total Washington	31,678,560
Wisconsin – 1.3%
1,000,000	AA	Oshkosh Area School District, GO, 4.750% due 3/1/44	986,544
		Public Finance Authority, Revenue Bonds:
1,000,000	NR	4.250% due 7/1/54(a)	769,237
2,500,000	Baa3(b)	5.750% due 12/31/65(a)	2,442,320
500,000	NR	Series A, 5.000% due 6/1/36(d)	499,545
1,000,000	BBB-	Series A, 5.750% due 7/1/53(d)	954,768
250,000	NR	Series A, 6.250% due 9/1/46(a)(d)	251,470
1,000,000	NR	Public Finance Authority, Special Tax, Series A, 5.000% due 6/1/41(d)	976,318
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,000,000	AA	4.000% due 4/1/39	938,769
30,000	A2(b)	5.000% due 6/1/32	30,063
70,000	A2(b)	5.000% due 6/1/39	70,069

See Notes to Financial Statements.
265

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Wisconsin – (continued)
$260,000	AA+	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.500% due 9/1/50	$261,050
		Total Wisconsin	8,180,153
		TOTAL MUNICIPAL BONDS (Cost – $607,405,788)	598,713,073
Shares/Units
EXCHANGE TRADED FUND (ETF) – 1.1%
147,810		Vanguard Tax-Exempt Bond Index (Cost – $7,223,974)	7,244,168
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $614,629,762)	605,957,241
Face Amount
SHORT-TERM INVESTMENTS – 5.9%
TIME DEPOSITS – 5.9%
$15,445,100		Citibank – New York, 3.680% due 9/2/25	15,445,100
19,630,801		Royal Bank of Canada – Toronto, 3.680% due 9/2/25	19,630,801
3,165,778		Sumitomo Mitsui Banking Corp. – Tokyo, 3.680% due 9/2/25	3,165,778
		TOTAL TIME DEPOSITS (Cost – $38,241,679)	38,241,679
		TOTAL INVESTMENTS – 99.5% (Cost – $652,871,441)	644,198,920
		Other Assets in Excess of Liabilities – 0.5%	3,096,954
		TOTAL NET ASSETS – 100.0%	$647,295,874

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2025.
(d)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2025, amounts to $45,632,434 and represents 7.05% of net assets.

(e)	Rating by Fitch Ratings Service. All ratings are unaudited.
(f)
Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(g)	When-Issued or delayed delivery security.
(h)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2025, amounts to $450,784 and represents 0.07% of net assets.
See Notes to Financial Statements.
266

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Municipal Fixed Income Fund(concluded)
Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation
COP	— Certificate of Participation
ETF	— Exchange Traded Fund
GO	— General Obligation
MTA	— Metropolitan Transportation Authority
PSF-GTD	— Permanent School Fund Guaranteed
Summary of Investments by Security Industry^

General Obligation	36.7%
Education	15.0
Water and Sewer	8.6
Airport	6.8
Development	6.0
Health Care Providers & Services	5.8
Transportation	5.3
Multifamily Housing	1.7
Power	1.5
Utilities	1.0
Tobacco Settlement	1.0
Bond Bank	0.8
Single Family Housing	0.8
Nursing Homes	0.6
Housing	0.6
Student Loan	0.4
Pollution	0.2
Mello-Roos	0.1
Facilities	0.1
Exchange Traded Fund (ETF)	1.1
Short-Term Investments	5.9
100.0%

^	As a percentage of total investments.
See Notes to Financial Statements.
267

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 23.5%
Mortgage Securities – 23.5%
$1,138,490	Adjustable Rate Mortgage Trust, Series 2005-2, Class 6M2, 5.417% (1-Month TSFR + 1.094%) due 6/25/35(a)	$1,140,435
5,400,000	BBCMS Mortgage Trust, Series 2023-C19, Class A2A, 5.756% due 4/15/56	5,527,964
348,033	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 4.757% (1-Month TSFR + 0.434%) due 2/25/34(a)	327,712
2,000,000	Benchmark Mortgage Trust, Series 2023-B38, Class A2, 5.626% due 4/15/56	2,052,911
	Citigroup Commercial Mortgage Trust:
5,890,000	Series 2015-GC35, Class AS, 4.072% due 11/10/48(a)	5,547,112
5,000,000	Series 2017-P8, Class AS, 3.789% due 9/15/50(a)	4,730,850
531,955	Commercial Mortgage Trust, Series 2015-LC23, Class A4, 3.774% due 10/10/48	530,970
8,200,000	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 13.713% (SOFR30A + 9.364%) due 11/25/39(a)(b)	8,801,829
2,988,524	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 4.837% (1-Month TSFR + 0.514%) due 8/25/47(a)	2,808,925
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
3,379,086	Series 2016-C02, Class 1B, 16.713% (SOFR30A + 12.364%) due 9/25/28@(a)	3,567,175
1,110,372	Series 2016-C03, Class 2M2, 10.363% (SOFR30A + 6.014%) due 10/25/28@(a)	1,132,580
1,250,890	Series 2016-C04, Class 1B, 14.713% (SOFR30A + 10.364%) due 1/25/29@(a)	1,338,166
4,620,826	Series 2016-C06, Class 1B, 13.713% (SOFR30A + 9.364%) due 4/25/29@(a)	4,969,701
1,957,636	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 6.118% (1-Month TSFR + 1.764%) due 8/19/34(a)	2,143,976
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 9.713% (SOFR30A + 5.364%) due 1/25/50(a)(b)	5,993,738
3,780,000	Series 2020-DNA5, Class B2, 15.848% (SOFR30A + 11.500%) due 10/25/50(a)(b)	5,292,715
1,500,000	Series 2020-DNA6, Class B2, 9.998% (SOFR30A + 5.650%) due 12/25/50(a)(b)	1,705,877
1,280,000	Series 2020-HQA3, Class B2, 14.463% (SOFR30A + 10.114%) due 7/25/50(a)(b)	1,678,382
1,260,000	Series 2020-HQA4, Class B2, 13.863% (SOFR30A + 9.514%) due 9/25/50(a)(b)	1,624,254
	Freddie Mac STACR Trust:
5,000,000	Series 2019-DNA2, Class B2, 14.963% (SOFR30A + 10.614%) due 3/25/49(a)(b)	5,873,363
4,870,000	Series 2019-DNA3, Class B2, 12.613% (SOFR30A + 8.264%) due 7/25/49(a)(b)	5,526,080
4,588,000	Series 2019-DNA4, Class B2, 10.713% (SOFR30A + 6.364%) due 10/25/49(a)(b)	5,129,419
5,800,000	Series 2019-FTR1, Class B2, 12.813% (SOFR30A + 8.464%) due 1/25/48(a)(b)	6,922,870
4,030,000	Series 2019-HQA1, Class B2, 16.713% (SOFR30A + 12.364%) due 2/25/49(a)(b)	4,928,804
3,100,000	Series 2019-HRP1, Class B1, 8.513% (SOFR30A + 4.164%) due 2/25/49(a)(b)	3,363,473
	Freddie Mac Structured Agency Credit Risk Debt Notes:
1,903,775	Series 2016-DNA1, Class B, 14.463% (SOFR30A + 10.114%) due 7/25/28@(a)	1,965,560
4,290,000	Series 2017-HQA3, Class B1, 8.913% (SOFR30A + 4.564%) due 4/25/30@(a)	4,600,217
2,812,057	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 4.857% (1-Month TSFR + 0.534%) due 11/25/36(a)	2,673,131

See Notes to Financial Statements.
268

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$9,209,944	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class AS, 3.984% due 11/15/48	$8,964,907
	STACR Trust:
3,218,947	Series 2018-HRP1, Class B1, 8.213% (SOFR30A + 3.864%) due 4/25/43(a)(b)	3,313,790
4,682,167	Series 2018-HRP1, Class B2, 16.213% (SOFR30A + 11.864%) due 5/25/43(a)(b)	5,647,331
8,098,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A5, 3.635% due 3/15/50	7,857,183
2,960,594	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% due 9/15/57(a)	2,812,624
	Total Mortgage Securities	130,494,024
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $124,161,403)	130,494,024
ASSET-BACKED SECURITIES – 15.4%
Automobile ABS – 5.3%
4,393,828	BMW Vehicle Owner Trust, Series 2025-A, Class A2A, 4.430% due 10/25/27	4,397,702
2,869,510	Carmax Auto Owner Trust, Series 2025-1, Class A2A, 4.630% due 3/15/28	2,874,564
679,560	CarMax Auto Owner Trust, Series 2024-1, Class A2A, 5.300% due 3/15/27	680,054
1,538,746	Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.580% due 4/17/28	1,545,830
1,994,707	Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.230% due 5/15/28	2,007,971
	GM Financial Consumer Automobile Receivables Trust:
2,690,675	Series 2023-1, Class A3, 4.660% due 2/16/28	2,696,504
2,298,984	Series 2025-1, Class A2A, 4.440% due 1/18/28	2,300,769
1,040,000	Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.210% due 8/15/28	1,049,001
3,383,089	Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.480% due 4/17/28	3,407,882
2,200,000	Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.800% due 4/16/29	2,212,954
4,094,510	Toyota Auto Receivables Owner Trust, Series 2022-A, Class A4, 1.540% due 5/17/27	4,057,111
2,136,488	World Omni Auto Receivables Trust, Series 2025-A, Class A2A, 4.490% due 4/17/28	2,138,589
	Total Automobile ABS	29,368,931
Home Equity ABS – 5.4%
706,197	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 5.217% (1-Month TSFR + 0.894%) due 10/25/35(a)	700,059
3,208,430	ABFC Trust Series 2003-OPT1, Class A3, 5.117% (1-Month TSFR + 0.794%) due 4/25/33(a)	3,154,561
2,430,000	Accredited Mortgage Loan Trust, Series 2006-2, Class M1, 4.707% (1-Month TSFR + 0.384%) due 9/25/36(a)	2,318,068
658,305	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 3.664% (1-Month TSFR + 0.394%) due 12/25/36(a)	647,685
1,448,456	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A3, 4.737% (1-Month TSFR + 0.414%) due 8/25/36(a)	1,398,380

See Notes to Financial Statements.
269

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund(continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Home Equity ABS – (continued)
$1,496,923	CHEC Loan Trust, Series 2004-1, Class A3, 5.437% (1-Month TSFR + 1.114%) due 7/25/34(a)(b)	$1,474,131
1,137,703	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 5.537% (1-Month TSFR + 1.214%) due 5/25/37(a)(b)	1,113,682
2,190,774	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 5.599% (1-Month TSFR + 1.239%) due 9/25/33(a)	2,180,964
3,507,462	Fremont Home Loan Trust, Series 2003-A, Class M1, 5.412% (1-Month TSFR + 1.089%) due 8/25/33(a)	3,754,438
1,281,276	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 5.217% (1-Month TSFR + 0.894%) due 2/25/34(a)	1,412,493
	Merrill Lynch Mortgage Investors Trust:
62,057	Series 2005-FM1, Class M1, 5.157% (1-Month TSFR + 0.834%) due 5/25/36(a)	61,848
1,021,439	Series 2006-OPT1, Class A2C, 4.737% (1-Month TSFR + 0.414%) due 8/25/37(a)	975,858
69,919	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 4.757% (1-Month TSFR + 0.434%) due 5/25/36(a)	69,753
3,479,168	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M5, 5.757% (1-Month TSFR + 1.434%) due 1/25/36(a)	3,334,346
2,321,320	Structured Asset Investment Loan Trust, Series 2004-2, Class A4, 5.142% (1-Month TSFR + 0.819%) due 3/25/34(a)	2,424,223
	Structured Asset Securities Corp. Mortgage Loan Trust:
2,600,000	Series 2005-WF4, Class M8, 7.062% (1-Month TSFR + 2.739%) due 11/25/35(a)	2,553,230
35,758	Series 2006-BC6, Class A4, 4.777% (1-Month TSFR + 0.454%) due 1/25/37(a)	35,694
464,195	Series 2007-BC3, Class 2A3, 4.617% (1-Month TSFR + 0.294%) due 5/25/47(a)	454,796
2,465,000	Terwin Mortgage Trust, Series 2006-7, Class 1A2C, 4.977% (1-Month TSFR + 0.654%) due 7/25/37(a)(b)	2,219,014
	Total Home Equity ABS	30,283,223
Other ABS – 4.0%
5,000,000	Anchorage Capital CLO 18 Ltd., Series 2021-18A, Class A1, 5.729% (3-Month TSFR + 1.412%) due 4/15/34(a)(b)	5,011,088
13,505,000	Barings CLO Ltd., Series 2021-1A, Class B, 5.980% (3-Month TSFR + 1.662%) due 4/25/34(a)(b)	13,523,082
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 10.330% (3-Month TSFR + 6.012%) due 6/15/31(a)(b)	325,579
1,039,760	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 11.169% (3-Month TSFR + 6.852%) due 10/15/29(a)(b)	653,649
2,850,000	Wellfleet CLO Ltd., Series 2019-1A, Class A2R, 6.387% (3-Month TSFR + 2.062%) due 7/20/32(a)(b)	2,861,245
	Total Other ABS	22,374,643

See Notes to Financial Statements.
270

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund(continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
WL Collateral CMO – 0.7%
$1,768,946	Ramp Trust, Series 2004-RS8, Class MII2, 5.302% (1-Month TSFR + 1.264%) due 8/25/34(a)	$1,780,510
2,000,797	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 5.202% (1-Month TSFR + 0.879%) due 2/25/35(a)	2,075,287
	Total WL Collateral CMO	3,855,797
	TOTAL ASSET-BACKED SECURITIES (Cost – $85,128,820)	85,882,594
CORPORATE BONDS & NOTES – 7.2%
Financial – 2.0%
8,018,000	Genworth Holdings Inc., Company Guaranteed Notes, 6.475% (3-Month TSFR + 2.264%) due 11/15/36(a)	6,901,502
3,710,000	Service Properties Trust, Senior Secured Notes, 8.625% due 11/15/31(b)	3,954,393
	Total Financial	10,855,895
Industrial – 1.6%
8,665,000	Danaos Corp., Senior Unsecured Notes, 8.500% due 3/1/28(b)(c)	8,796,127
Technology – 0.2%
1,153,000	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(b)	1,250,223
Utilities – 3.4%
6,965,420	NRG Energy Inc., Junior Subordinated Notes, 10.250% (5-Year CMT Index + 5.920%)(a)(b)(d)	7,678,393
11,154,000	Vistra Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.740%)(a)(b)(c)(d)	11,288,317
	Total Utilities	18,966,710
	TOTAL CORPORATE BONDS & NOTES (Cost – $37,700,329)	39,868,955
SENIOR LOANS(a) – 2.1%
United States – 2.1%
3,537,711	Crown Finance US Inc., 8.854% (1-Month USD-SOFR + 0.450%) due 12/2/31	3,533,289
3,977,820	Crown Subsea Communications Holding Inc., 7.818% (3-Month USD-SOFR + 0.350%) due 1/30/31	4,006,421
3,965,951	Recess Holdings Inc., 8.069% (3-Month USD-SOFR + 0.375%) due 2/20/30	3,983,321
	Total United States	11,523,031
	TOTAL SENIOR LOANS (Cost – $11,523,321)	11,523,031

Shares/Units
COMMON STOCKS – 18.4%
CONSUMER CYCLICAL – 1.8%
Entertainment – 1.2%
144,905	Golden Entertainment Inc.	3,603,787
161,554	Penn Entertainment Inc.*	3,268,238
	Total Entertainment	6,872,025
Leisure Time – 0.6%
320,268	Lucky Strike Entertainment Corp.(e)	3,426,867
	TOTAL CONSUMER CYCLICAL	10,298,892

See Notes to Financial Statements.
271

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – 6.9%
Biotechnology – 4.6%
37,200	Apogee Therapeutics Inc.*	$1,352,964
56,440	Arrowhead Pharmaceuticals Inc.*	1,243,373
207,221	Crinetics Pharmaceuticals Inc.*	6,421,779
204,085	Septerna Inc.*	2,469,428
228,407	Viridian Therapeutics Inc.*	4,198,121
249,562	Xenon Pharmaceuticals Inc.*	9,660,545
	Total Biotechnology	25,346,210
Commercial Services – 1.7%
72,946	GXO Logistics Inc.*	3,840,607
227,395	WillScot Holdings Corp.	5,512,055
	Total Commercial Services	9,352,662
Food – 0.6%
39,726	Kellanova	3,158,217
Healthcare-Products – 0.0%
17,331	Beta Bionics Inc.*	326,516
	TOTAL CONSUMER NON-CYCLICAL	38,183,605
DIVERSIFIED – 6.3%
SPACs – 6.3%
406,488	Archimedes Tech SPAC Partners II Co.*	4,125,853
91,525	Armada Acquisition Corp. II, Class A Shares*	941,792
267,238	Berto Acquisition Corp.*	2,760,569
138,476	Blue Water Acquisition Corp. III, Class A Shares*	1,377,836
545,548	Bold Eagle Acquisition Corp., Class A Shares*	5,651,877
63,886	Cantor Equity Partners III Inc., Class A Shares*	664,414
59,292	Churchill Capital Corp. X, Class A Shares*	599,442
213,051	Gesher Acquisition Corp. II, Class A Shares*	2,158,207
33,162	HCM III Acquisition Corp.*	335,931
332,626	Highview Merger Corp.*(f)	3,346,218
511,975	K&F Growth Acquisition Corp. II, Class A Shares*	5,201,666
265,063	NewHold Investment Corp. III, Class A Shares*(f)	2,693,040
479,838	Oaktree Acquisition Corp. III Life Sciences, Class A Shares*	5,009,509
	Total SPACs	34,866,354
	TOTAL DIVERSIFIED	34,866,354
FINANCIAL – 2.3%
Banks – 0.4%
256,100	Blue Foundry Bancorp*	2,379,169
Diversified Financial Services – 0.9%
255,546	Jefferson Capital Inc.	4,806,820
Investment Companies – 1.0%
290,604	Cannae Holdings Inc.	5,434,295
	TOTAL FINANCIAL	12,620,284

See Notes to Financial Statements.
272

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – 1.1%
Metal Fabricate/Hardware – 1.1%
658,377	Hillman Solutions Corp.*	$6,504,765
	TOTAL COMMON STOCKS (Cost – $95,693,822)	102,473,900
OPEN-END FUND – 14.5%
7,003,107	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares (Cost – $79,960,918)	80,325,636
WARRANTS – 0.1%
DIVERSIFIED – 0.1%
SPACs – 0.1%
203,244	Archimedes Tech SPAC Partners II Co.*(f)	63,006
45,762	Armada Acquisition Corp. II*(f)	27,457
133,619	Berto Acquisition Corp.*(f)	76,163
69,238	Blue Water Acquisition Corp. III*(f)	9,763
468,723	Bridger Aerospace Group Holdings Inc.*(f)	35,623
556,875	Calidi Biotherapeutics Inc.*(f)	2,840
14,823	Churchill Capital Corp. X*(f)	8,895
106,525	Gesher Acquisition Corp. II*(f)	32,256
146,171	Haymaker Acquisition Corp. 4*(f)	38,005
131,807	Inspirato Inc.*(f)	1,608
132,531	NewHold Investment Corp. III*(f)	34,458
100,093	Oaktree Acquisition Corp. III Life Sciences*(f)	68,033
358,816	Pagaya Technologies Ltd.*(f)	176,143
88,320	Revolution Medicines Inc.*(f)	15,014
77,310	SomaLogic Inc.*(f)	7,808
	Total SPACs	597,072
	TOTAL DIVERSIFIED	597,072
	TOTAL WARRANTS (Cost – $1,757,081)	597,072
RIGHTS – 0.0%
667,287	Bold Eagle Acquisition Corp.*(f)	157,880
611,174	K&F Growth Acquisition Corp. II*(f)	67,290
	TOTAL RIGHTS (Cost – $232,028)	225,170
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $436,157,722)	451,390,382
Face Amount
SHORT-TERM INVESTMENTS – 14.9%
TIME DEPOSITS – 14.9%
$553	Citibank – New York, 3.680% due 9/2/25	553
82,510,034	JPMorgan Chase & Co. – New York, 3.680% due 9/2/25	82,510,034
	TOTAL TIME DEPOSITS (Cost – $82,510,587)	82,510,587

See Notes to Financial Statements.
273

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund(continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.6%
MONEY MARKET FUND – 0.6%
3,408,307	Federated Government Obligations Fund, Premier Class, 4.151%(g) (Cost – $3,408,307)	$3,408,307
	TOTAL INVESTMENTS – 96.7% (Cost – $522,076,616)	537,309,276
	Other Assets in Excess of Liabilities – 3.3%	18,254,130
	TOTAL NET ASSETS – 100.0%	$555,563,406

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2025.
(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2025, amounts to $125,950,848 and represents 22.67% of net assets.

(c)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	All or a portion of this security is on loan (See Note 5).
(f)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2025, amounts to $6,861,500 and represents 1.24% of net assets.
(g)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2016-C02, Class 1B, 16.713% (SOFR30A + 12.364%) due 9/25/28	8/10/2021	$537,977	$3,567,175	0.64%
Series 2016-C03, Class 2M2, 10.363% (SOFR30A + 6.014%) due 10/25/28	3/17/2020	2,941,204	1,132,580	0.20%
Series 2016-C04, Class 1B, 14.713% (SOFR30A + 10.364%) due 1/25/29	4/13/2022	1,355,446	1,338,166	0.24%
Series 2016-C06, Class 1B, 13.713% (SOFR30A + 9.364%) due 4/25/29	3/11/2022	2,850,909	4,969,701	0.89%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class B, 14.463% (SOFR30A + 10.114%) due 7/25/28	1/11/2022	611,767	1,965,560	0.35%
Series 2017-HQA3, Class B1, 8.913% (SOFR30A + 4.564%) due 4/25/30	4/29/2021	4,504,500	4,600,217	0.83%
			$ 17,573,399	3.15%

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Index
LLC	— Limited Liability Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
SPACs	— Special Purpose Acquisition Companies
TSFR	— CME Term SOFR Reference Rate
See Notes to Financial Statements.
274

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund(continued)
Summary of Investments by Security Industry^

Collateralized Mortgage Obligations	24.3%
Common Stocks	19.1
Asset-Backed Securities	16.0
Open-End Fund	14.9
Corporate Bonds & Notes	7.4
Senior Loans	2.2
Warrants	0.1
Rights	0.0*
Short-Term Investments	15.4
Money Market Fund	0.6
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	10,557,028	5/4/2026	MSCS	1-Month	USD-Federal Funds-H.15 - 95 bps	MSXXBIOH Basket*	$(666,832)
USD	2,297,243	2/11/2026	GSC	1-Month	1D USD SOFR - 60 bps	GSCBDNYB Basket**	(267,109)
USD	2,477,254	5/4/2026	MSCS	1-Month	USD-Federal Funds-H.15 - 35 bps	MSDRCASI Basket***	(212,828)
USD	2,016,927	5/14/2026	MSCS	1-Month	USD-Federal Funds-H.15 - 50 bps	KRE U.S. Equity	(273,848)
USD	3,984,023	5/4/2026	MSCS	1-Month	USD-Federal Funds-H.15 - 36 bps	MSHEWSC Basket****	(196,392)
USD	11,207,345	10/29/2025	GSC	3-month	USD-Federal Funds-H.15 - 1.18	GSUCDHY1 Basket*****	(84,827)
							$ (1,701,836)

*	MSXXBIOH Basket consists of a portfolio of:

Security	Shares	Value as of August 31, 2025	% of the Basket
Arrowhead Pharmaceuticals Inc.	4,688	$ 6,602	0.99%
Syndax Pharmaceuticals Inc.	5,919	6,001	0.90%
Madrigal Pharmaceuticals Inc.	220	6,001	0.90%
Insmed Inc.	689	5,801	0.87%
Ardelyx Inc.	14,648	5,801	0.87%
Dyne Therapeutics Inc.	6,728	5,668	0.85%
Natera Inc.	534	5,601	0.84%
Halozyme Therapeutics Inc.	1,212	5,535	0.83%
Protagonist Therapeutics Inc.	1,477	5,401	0.81%
Mirum Pharmaceuticals Inc.	1,176	5,401	0.81%
Xenon Pharmaceuticals Inc.	2,239	5,401	0.81%
Metsera Inc.	2,437	5,335	0.80%
Caris Life Sciences Inc.	2,235	5,335	0.80%
Apellis Pharmaceuticals Inc.	3,094	5,268	0.79%
Bridgebio Pharma Inc.	1,638	5,268	0.79%
Amicus Therapeutics Inc.	11,088	5,201	0.78%
Rhythm Pharmaceuticals Inc.	814	5,201	0.78%
Cogent Biosciences Inc.	6,933	5,201	0.78%
Neurocrine Biosciences Inc.	599	5,201	0.78%

See Notes to Financial Statements.
275

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund(continued)

Security	Shares	Value as of August 31, 2025	% of the Basket
CG oncology Inc.	3,092	$5,134	0.77%
Arcutis Biotherapeutics Inc.	5,332	5,134	0.77%
Exact Sciences Corp.	1,744	5,134	0.77%
Vera Therapeutics Inc.	3,818	5,134	0.77%
Veracyte Inc.	2,720	5,134	0.77%
Ideaya Biosciences Inc.	3,360	5,134	0.77%
Alkermes PLC	2,831	5,068	0.76%
Revolution Medicines Inc.	2,154	5,068	0.76%
Krystal Biotech Inc.	553	5,068	0.76%
Incyte Corp.	963	5,068	0.76%
Twist Bioscience Corp.	3,012	5,068	0.76%
Ultragenyx Pharmaceutical Inc.	2,705	5,000	0.75%
MoonLake Immunotherapeutics	1,451	5,000	0.75%
Denali Therapeutics Inc.	5,291	5,000	0.75%
ACADIA Pharmaceuticals Inc.	3,086	5,000	0.75%
Nuvalent Inc.	1,043	4,935	0.74%
Cidara Therapeutics Inc.	1,220	4,935	0.74%
AbbVie Inc.	379	4,935	0.74%
TG Therapeutics Inc.	2,699	4,935	0.74%
Aurinia Pharmaceuticals Inc.	6,587	4,935	0.74%
Catalyst Pharmaceuticals Inc.	3,834	4,935	0.74%
UroGen Pharma Ltd.	4,050	4,868	0.73%
Disc Medicine Inc.	1,319	4,868	0.73%
Vertex Pharmaceuticals Inc.	200	4,868	0.73%
Scholar Rock Holding Corp.	2,398	4,868	0.73%
Merus NV	1,188	4,868	0.73%
Ionis Pharmaceuticals Inc.	1,834	4,868	0.73%
Verastem Inc.	8,448	4,868	0.73%
Regeneron Pharmaceuticals Inc.	134	4,868	0.73%
Biogen Inc.	589	4,868	0.73%
Travere Therapeutics Inc.	4,452	4,868	0.73%
Roivant Sciences Ltd.	6,518	4,801	0.72%
ADMA Biologics Inc.	4,495	4,801	0.72%
Sana Biotechnology Inc.	25,350	4,801	0.72%
aTyr Pharma Inc.	14,368	4,801	0.72%
Alnylam Pharmaceuticals Inc.	173	4,801	0.72%
Vaxcyte Inc.	2,509	4,801	0.72%
Gilead Sciences Inc.	683	4,801	0.72%
Ascendis Pharma AS	396	4,801	0.72%
United Therapeutics Corp.	251	4,735	0.71%
Agios Pharmaceuticals Inc.	2,032	4,735	0.71%
Sarepta Therapeutics Inc.	4,192	4,735	0.71%
Kiniksa Pharmaceuticals International PLC	2,274	4,735	0.71%
Amgen Inc.	264	4,735	0.71%
Biohaven Ltd.	4,943	4,735	0.71%
Apogee Therapeutics Inc.	2,091	4,735	0.71%
Kymera Therapeutics Inc.	1,843	4,735	0.71%
Janux Therapeutics Inc.	3,334	4,735	0.71%
uniQure NV	4,639	4,735	0.71%
Vericel Corp.	2,083	4,735	0.71%
Celldex Therapeutics Inc.	3,424	4,668	0.70%
Cytokinetics Inc.	2,136	4,668	0.70%

See Notes to Financial Statements.
276

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund(continued)

Security	Shares	Value as of August 31, 2025	% of the Basket
Exelixis Inc.	2,014	$4,668	0.70%
BioCryst Pharmaceuticals Inc.	9,017	4,668	0.70%
GRAIL Inc.	2,284	4,668	0.70%
Intellia Therapeutics Inc.	6,570	4,601	0.69%
Replimune Group Inc.	13,739	4,601	0.69%
Avidity Biosciences Inc.	1,584	4,601	0.69%
BioMarin Pharmaceutical Inc.	1,266	4,601	0.69%
PTC Therapeutics Inc.	1,495	4,601	0.69%
Arcellx Inc.	1,058	4,534	0.68%
Zai Lab Ltd.	2,209	4,534	0.68%
Praxis Precision Medicines Inc.	1,593	4,534	0.68%
CareDx Inc.	5,252	4,468	0.67%
Immunovant Inc.	4,786	4,334	0.65%
Legend Biotech Corp.	2,011	4,334	0.65%
Akero Therapeutics Inc.	1,492	4,334	0.65%
CRISPR Therapeutics AG	1,345	4,334	0.65%
Newamsterdam Pharma Co., NV	2,870	4,268	0.64%
Beam Therapeutics Inc.	4,215	4,268	0.64%
Moderna Inc.	2,829	4,201	0.63%
ImmunityBio Inc.	28,974	4,201	0.63%
BioNTech SE	676	4,201	0.63%
Prime Medicine Inc.	20,459	4,134	0.62%
Centessa Pharmaceuticals PLC	3,916	4,068	0.61%
ProKidney Corp.	27,843	4,068	0.61%
Recursion Pharmaceuticals Inc.	13,917	4,068	0.61%
KalVista Pharmaceuticals Inc.	4,857	4,068	0.61%
Soleno Therapeutics Inc.	957	4,001	0.60%
Novavax Inc.	8,575	4,001	0.60%
Iovance Biotherapeutics Inc.	28,518	3,934	0.59%
Summit Therapeutics Inc.	2,682	3,934	0.59%
Celcuity Inc.	1,206	3,868	0.58%
Viking Therapeutics Inc.	2,117	3,534	0.53%
Geron Corp.	37,178	3,201	0.48%
Dynavax Technologies Corp.	5,004	3,134	0.47%
Viridian Therapeutics Inc.	2,728	3,134	0.47%
89bio Inc.	5,545	3,134	0.47%
ARS Pharmaceuticals Inc.	4,266	3,067	0.46%
Altimmune Inc.	12,859	3,067	0.46%
MannKind Corp.	10,711	3,067	0.46%
Absci Corp.	20,405	3,001	0.45%
Stoke Therapeutics Inc.	2,461	3,001	0.45%
Day One Biopharmaceuticals Inc.	6,099	2,867	0.43%
Akebia Therapeutics Inc.	14,313	2,801	0.42%
Precigen Inc.	9,765	2,734	0.41%
AnaptysBio Inc.	2,166	2,734	0.41%
Tango Therapeutics Inc.	6,399	2,667	0.40%
Mineralys Therapeutics Inc.	2,755	2,667	0.40%
Kura Oncology Inc.	5,233	2,534	0.38%
Compass Pathways PLC	8,861	2,401	0.36%
Spyre Therapeutics Inc.	2,347	2,401	0.36%
Relay Therapeutics Inc.	10,624	2,401	0.36%
Gossamer Bio Inc.	14,863	2,267	0.34%

See Notes to Financial Statements.
277

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund(continued)

Security	Shares	Value as of August 31, 2025	% of the Basket
Solid Biosciences Inc.	6,285	$2,134	0.32%
Immunome Inc.	3,584	2,134	0.32%
Anavex Life Sciences Corp.	3,517	2,134	0.32%
Nurix Therapeutics Inc.	3,613	2,067	0.31%
Rocket Pharmaceuticals Inc.	9,898	2,000	0.30%
Taysha Gene Therapies Inc.	10,964	2,000	0.30%
Arcus Biosciences Inc.	2,833	1,867	0.28%
Aldeyra Therapeutics Inc.	5,093	1,867	0.28%
Dianthus Therapeutics Inc.	1,247	1,800	0.27%
Rigel Pharmaceuticals Inc.	736	1,800	0.27%
Upstream Bio Inc.	1,660	1,734	0.26%
Myriad Genetics Inc.	4,450	1,734	0.26%
Immunocore Holdings PLC	860	1,734	0.26%
Prothena Corp. PLC	3,370	1,734	0.26%
ORIC Pharmaceuticals Inc.	2,654	1,667	0.25%
Emergent BioSolutions Inc.	3,178	1,667	0.25%
X4 Pharmaceuticals Inc.	7,022	1,667	0.25%
MiMedx Group Inc.	3,617	1,600	0.24%
Keros Therapeutics Inc.	1,687	1,600	0.24%
Sagimet Biosciences Inc.	3,412	1,600	0.24%
Editas Medicine Inc.	9,814	1,534	0.23%
Arcturus Therapeutics Holdings Inc.	1,448	1,534	0.23%
Palvella Therapeutics Inc.	423	1,400	0.21%
Zymeworks Inc.	1,514	1,400	0.21%
Vir Biotechnology Inc.	4,496	1,400	0.21%
Rezolute Inc.	3,034	1,334	0.20%
REGENXBIO Inc.	2,359	1,334	0.20%
ArriVent Biopharma Inc.	1,079	1,267	0.19%
Instil Bio Inc.	734	1,200	0.18%
Candel Therapeutics Inc.	3,363	1,200	0.18%
Xencor Inc.	2,394	1,200	0.18%
Kodiak Sciences Inc.	2,090	1,200	0.18%
Abeona Therapeutics Inc.	2,679	1,134	0.17%
Tectonic Therapeutic Inc.	716	1,134	0.17%
Tenaya Therapeutics Inc.	15,459	1,067	0.16%
Allogene Therapeutics Inc.	15,362	1,067	0.16%
Inovio Pharmaceuticals Inc.	7,277	1,067	0.16%
Humacyte Inc.	11,111	1,067	0.16%
Mereo Biopharma Group PLC	10,003	1,067	0.16%
Cardiff Oncology Inc.	8,124	1,067	0.16%
Agenus Inc.	4,021	1,067	0.16%
Immuneering Corp.	2,921	1,067	0.16%
KALA BIO Inc.	1,432	1,000	0.15%
Organogenesis Holdings Inc.	3,115	1,000	0.15%
Tourmaline Bio Inc.	681	1,000	0.15%
Puma Biotechnology Inc.	3,116	1,000	0.15%
Lexicon Pharmaceuticals Inc.	14,092	934	0.14%
Bicara Therapeutics Inc.	1,296	934	0.14%
Ironwood Pharmaceuticals Inc.	11,651	934	0.14%
MeiraGTx Holdings PLC	2,075	934	0.14%
Korro Bio Inc.	646	934	0.14%
Sionna Therapeutics Inc.	593	934	0.14%

See Notes to Financial Statements.
278

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund(continued)

Security	Shares	Value as of August 31, 2025	% of the Basket
Caribou Biosciences Inc.	7,640	$867	0.13%
Corvus Pharmaceuticals Inc.	2,482	867	0.13%
Inhibrx Biosciences Inc.	480	867	0.13%
Coherus Oncology Inc.	11,599	867	0.13%
Larimar Therapeutics Inc.	3,655	800	0.12%
Compass Therapeutics Inc.	3,688	800	0.12%
Savara Inc.	3,898	800	0.12%
Lineage Cell Therapeutics Inc.	10,783	800	0.12%
Vistagen Therapeutics Inc.	3,756	800	0.12%
NuCana PLC	3,918	800	0.12%
Black Diamond Therapeutics Inc.	4,497	800	0.12%
Enanta Pharmaceuticals Inc.	1,467	734	0.11%
Biomea Fusion Inc.	6,290	734	0.11%
Tyra Biosciences Inc.	964	734	0.11%
I-Mab	2,921	734	0.11%
DiaMedica Therapeutics Inc.	2,127	734	0.11%
CytomX Therapeutics Inc.	5,934	734	0.11%
Annexon Inc.	5,811	734	0.11%
ADC Therapeutics SA	3,884	734	0.11%
Olema Pharmaceuticals Inc.	2,172	734	0.11%
Monte Rosa Therapeutics Inc.	2,424	734	0.11%
Achieve Life Sciences Inc.	3,884	734	0.11%
Vanda Pharmaceuticals Inc.	2,441	734	0.11%
Sangamo Therapeutics Inc.	21,835	734	0.11%
MacroGenics Inc.	6,368	667	0.10%
Exagen Inc.	1,140	667	0.10%
Zenas Biopharma Inc.	701	667	0.10%
Arbutus Biopharma Corp.	3,015	667	0.10%
Perspective Therapeutics Inc.	3,329	667	0.10%
Oruka Therapeutics Inc.	750	667	0.10%
ABVC BioPharma Inc.	3,913	667	0.10%
Jade Biosciences Inc.	1,401	667	0.10%
Lexeo Therapeutics Inc.	2,304	667	0.10%
Erasca Inc.	7,022	667	0.10%
Cullinan Therapeutics Inc.	1,458	667	0.10%
C4 Therapeutics Inc.	4,204	667	0.10%
4D Molecular Therapeutics Inc.	1,774	667	0.10%
Fate Therapeutics Inc.	10,461	667	0.10%
Nkarta Inc.	5,101	667	0.10%
Voyager Therapeutics Inc.	3,184	667	0.10%
Corbus Pharmaceuticals Holdings Inc.	1,139	667	0.10%
Unicycive Therapeutics Inc.	2,525	667	0.10%
Jasper Therapeutics Inc.	3,756	667	0.10%
Cabaletta Bio Inc.	7,071	667	0.10%
Amarin Corp. PLC	679	667	0.10%
Bicycle Therapeutics PLC	1,374	600	0.09%
Skye Bioscience Inc.	2,888	600	0.09%
Alvotech SA	1,215	600	0.09%
Aura Biosciences Inc.	1,565	600	0.09%
Spero Therapeutics Inc.	4,725	600	0.09%
Eledon Pharmaceuticals Inc.	3,735	600	0.09%
Astria Therapeutics Inc.	1,537	600	0.09%

See Notes to Financial Statements.
279

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund(continued)

Security	Shares	Value as of August 31, 2025	% of the Basket
Immunic Inc.	11,363	$600	0.09%
Metagenomi Inc.	5,340	600	0.09%
Neurogene Inc.	478	533	0.08%
Autolus Therapeutics PLC	5,877	533	0.08%
Lantern Pharma Inc.	2,055	533	0.08%
Immatics NV	1,622	533	0.08%
Heron Therapeutics Inc.	5,572	467	0.07%
Outlook Therapeutics Inc.	5,572	267	0.04%
			100%

**	GSCBDNYB Basket consists of a portfolio of:

Valley National Bancorp	46%
Metropolitan Bank Holding Corp.	16%
Dime Community Bancshares Inc.	15%
Amalgamated Financial Corp.	7%
Northfield Bancorp Inc.	4%
ConnectOne Bancorp Inc.	4%
Flushing Financial Corp.	4%
Peapack-Gladstone Financial Corp.	3%
Bankwell Financial Group Inc.	1%
100%

***	MSDRCASI Basket consists of a portfolio of:

Security	Shares	Value as of August 31, 2025	% of the Basket
Boyd Gaming Corp.	15,712	$ 24,953	13%
Red Rock Resorts Inc.	14,691	16,812	9%
Wyndham Hotels & Resorts Inc.	9,981	15,989	8%
Travel + Leisure Co.	13,167	15,394	7%
MGM Resorts International	19,457	14,283	7%
Carnival Corp.	21,926	12,932	6%
Marriott Vacations Worldwide Corp.	8,063	11,654	5%
Brightstar Lottery PLC	33,083	10,182	5%
Norwegian Cruise Line Holdings Ltd.	20,471	9,405	4%
Wynn Resorts Ltd.	3,958	9,278	4%
Marriott International Inc./MD	1,794	8,888	4%
Las Vegas Sands Corp.	8,325	8,874	4%
Vail Resorts Inc.	2,840	8,604	4%
DraftKings Inc.	8,037	7,132	3%
Monarch Casino & Resort Inc.	3,573	6,894	3%
Hyatt Hotels Corp.	2,150	5,738	3%
Airbnb Inc.	2,136	5,156	2%
Portillo’s Inc.	36,175	4,737	2%
Topgolf Callaway Brands Corp.	24,907	4,404	2%
Dine Brands Global Inc.	9,481	4,200	2%

See Notes to Financial Statements.
280

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund(continued)

Security	Shares	Value as of August 31, 2025	% of the Basket
Churchill Downs Inc.	2,178	$4,179	2%
Bloomin’ Brands Inc.	23,095	3,140	1%
			100%

****	MSHEWSC Basket consists of a portfolio of:

Security	Shares	Value as of August 31, 2025	% of the Basket
United Rentals Inc.	1,226	$16,240	8%
Ferguson Enterprises Inc.	3,835	12,280	6%
API Group Corp.	24,072	11,899	6%
McGrath Rent Corp.	6,888	11,593	6%
SiteOne Landscape Supply Inc.	5,829	11,567	6%
AECOM	6,253	10,818	6%
Comfort Systems USA Inc.	1,083	10,551	5%
Ryder System Inc.	3,808	9,893	5%
GMS Inc.	6,125	9,328	5%
MasTec Inc.	3,292	8,287	4%
MSC Industrial Direct Co., Inc.	6,203	7,753	4%
Genuine Parts Co.	4,010	7,740	4%
Quanta Services Inc.	1,473	7,710	4%
Air Lease Corp.	7,787	6,495	3%
Pitney Bowes Inc.	37,435	6,286	3%
Advanced Drainage Systems Inc.	2,741	5,467	3%
Core & Main Inc.	5,806	5,206	3%
Construction Partners Inc.	2,898	4,814	2%
Primoris Services Corp.	2,926	4,805	2%
Sensata Technologies Holding PLC	10,134	4,568	2%
Fastenal Co.	6,406	4,407	2%
Fluor Corp.	6,927	3,936	2%
AerCap Holdings NV	1,788	3,059	2%
Terex Corp.	3,872	2,678	2%
Stanley Black & Decker Inc.	2,340	2,409	1%
Atkore Inc.	2,740	2,208	1%
Trex Co Inc.	1,802	1,539	1%
nVent Electric PLC	1,152	1,443	1%
Builders FirstSource Inc.	736	1,413	1%
			100%

*****	GSUCDHY1 Basket consists of a portfolio of:

Security	Shares	Value as of August 31, 2025	% of the Basket
Absury Automotive Group Inc.	373,426	$ 2,828	4%
Ardagh Metal Packaging Finance USA LLC	373,426	2,828	4%
Aramark Services Inc.	373,426	2,828	4%
Ball Corporation	373,426	2,828	4%
Bath & BodyWorks Inc.	373,426	2,828	4%
1011778 B.C. Unlimited Liability Company	373,426	2,828	4%
Builders FirstSource Inc.	373,426	2,828	4%
Standard Building Solutions Inc.	373,426	2,828	4%
Mauser Packaging Solutions Holding Company	373,426	2,828	4%

See Notes to Financial Statements.
281

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund(continued)

Security	Shares	Value as of August 31, 2025	% of the Basket
Carnival Corp.	373,426	$2,828	4%
Emerald Debt Merger Sub LLC	373,426	2,828	3%
Fertitta Entertainment LLC	373,426	2,828	3%
GFL Environment Inc.	373,426	2,828	3%
Chart Industries Inc.	373,426	2,828	3%
Hilton Domestic Operating Company Inc.	373,426	2,828	3%
Imola Merger Corp.	373,426	2,828	3%
Las Vegas Sands Corp.	373,426	2,828	3%
MGM Resorts International	373,426	2,827	3%
NCL Corporation Ltd.	373,426	2,827	3%
PetSmart LLC	373,426	2,827	3%
Transocean Inc.	373,426	2,827	3%
Rolls-Royce PLC	373,426	2,827	3%
Spirit Aerosystems, Inc.	373,426	2,827	3%
Sensata Technologies BV	373,426	2,827	3%
Transdigm Inc.	373,426	2,827	3%
Viking Cruises Ltd.	373,426	2,827	3%
Wesco Distribution Inc.	373,426	2,827	3%
Weatherford International Ltd.	373,426	2,827	3%
Wynn LasVegas, LLC	373,426	2,827	3%
Yum! Brands, Inc.	373,426	2,827	3%
			100%

At August 31, 2025, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:
OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency(2)	Counterparty	Implied Credit Spread at 8/31/25(3)	Notional Amounts		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35	5.000%	12/20/25	3-month	MSCS	0.238%	USD	10,000,000	$245,922	$405,000	$(159,078)
CDX.NA.HY.35	5.000%	12/20/25	3-month	MSCS	0.238%	USD	10,000,000	248,699	246,500	2,199
CDX.NA.HY.37	5.000%	12/20/26	3-month	GSC	0.390%	USD	15,000,000	1,041,754	1,228,500	(186,746)
CDX.NA.HY.39	5.000%	12/20/27	3-month	GSC	1.280%	USD	20,000,000	1,855,021	1,725,000	130,021
CDX.NA.HY.41	5.000%	12/20/28	3-month	MSCS	0.794%	USD	30,000,000	4,266,281	1,366,800	2,899,481
CDX.NA.HY.41	5.000%	12/20/28	3-month	GSC	0.794%	USD	15,000,000	2,133,141	1,945,500	187,641
CDX.NA.IG.43	1.000%	12/20/29	3-month	MSCS	1.663%	USD	20,000,000	(484,758)	(1,176,000)	691,242
CDX.NA.IG.43	1.000%	12/20/29	3-month	GSC	4.989%	USD	60,000,000	(1,454,272)	(3,560,000)	2,105,728
								$7,851,788	$2,181,300	$5,670,488

(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments

See Notes to Financial Statements.
282

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Multi Strategy Alternatives Fund(concluded)
required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC	— Goldman Sachs & Co.
MSCS	— Morgan Stanley Capital Services LLC

Face Amount	Security	Value
SECURITIES SOLD SHORT – 0.2%
CORPORATE BOND & NOTE – 0.2%
Financial – 0.2%
$1,086,000	Service Properties Trust, Senior Unsecured Notes, 4.750% due 10/1/26 (Proceeds – $1,008,368)	$1,075,980
	TOTAL SECURITIES SOLD SHORT – 0.2% (Proceeds – $1,008,368)	$1,075,980

See Notes to Financial Statements.
283

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS – 98.9%
BASIC MATERIALS – 1.3%
Chemicals – 1.0%
1,139	Linde PLC	$544,772
1,146	LyondellBasell Industries NV, Class A Shares	64,577
2,160	Nutrien Ltd.	124,459
1,472	RPM International Inc.	184,457
	Total Chemicals	918,265
Iron/Steel – 0.0%
3,110	Vale SA, Class B Shares, ADR	31,971
Mining – 0.3%
1,743	Barrick Mining Corp.	46,416
4,479	Freeport-McMoRan Inc.	198,868
90	Rio Tinto PLC, ADR	5,645
414	Southern Copper Corp.	39,781
	Total Mining	290,710
	TOTAL BASIC MATERIALS	1,240,946
COMMUNICATIONS – 16.1%
Internet – 14.3%
801	Alphabet Inc., Class A Shares(a)	170,541
18,789	Alphabet Inc., Class C Shares(a)	4,012,015
17,805	Amazon.com Inc.*(a)	4,077,345
104	Booking Holdings Inc.	582,301
19	MercadoLibre Inc.*	46,985
4,097	Meta Platforms Inc., Class A Shares(a)	3,026,454
940	Netflix Inc.*(a)	1,135,755
952	Roku Inc., Class A Shares*	91,925
779	Shopify Inc., Class A Shares*	110,057
4,496	Uber Technologies Inc.*	421,500
	Total Internet	13,674,878
Media – 0.7%
11,134	Comcast Corp., Class A Shares	378,222
253	New York Times Co., Class A Shares	15,140
2,285	Walt Disney Co.(a)	270,498
	Total Media	663,860
Telecommunications – 1.1%
7,852	Cisco Systems Inc.(a)	542,495
13,618	Telefonaktiebolaget LM Ericsson, ADR	107,174
8,902	Verizon Communications Inc.(a)	393,735
	Total Telecommunications	1,043,404
	TOTAL COMMUNICATIONS	15,382,142
CONSUMER CYCLICAL – 8.3%
Airlines – 0.3%
4,554	Delta Air Lines Inc.	281,346

See Notes to Financial Statements.
284

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Shelter Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – 0.1%
2,125	Skechers USA Inc., Class A Shares*	$134,045
Auto Manufacturers – 1.8%
4,992	Tesla Inc.*(a)	1,666,679
Auto Parts & Equipment – 0.2%
630	Autoliv Inc.	78,164
2,785	Goodyear Tire & Rubber Co.*	23,617
1,368	Magna International Inc.	62,791
	Total Auto Parts & Equipment	164,572
Distribution/Wholesale – 0.3%
307	WW Grainger Inc.	311,144
Entertainment – 0.0%
318	DraftKings Inc., Class A Shares*	15,258
198	Light & Wonder Inc.*	18,309
	Total Entertainment	33,567
Food Service – 0.1%
1,163	Aramark	45,485
Home Builders – 0.4%
2,377	Toll Brothers Inc.	330,403
Leisure Time – 0.1%
1,057	Brunswick Corp.	67,215
1,408	Harley-Davidson Inc.	41,001
223	Planet Fitness Inc., Class A Shares*	23,370
	Total Leisure Time	131,586
Lodging – 0.1%
1,825	Las Vegas Sands Corp.	105,175
Retail – 4.9%
211	Burlington Stores Inc.*	61,334
1,119	Costco Wholesale Corp.	1,055,575
248	Dick's Sporting Goods Inc.	52,774
1,712	Home Depot Inc.(a)	696,390
1,686	Lowe's Cos., Inc.	435,089
1,807	McDonald's Corp.	566,567
831	Restaurant Brands International Inc.	52,627
4,005	TJX Cos., Inc.	547,123
11,892	Walmart Inc.(a)	1,153,286
482	Williams-Sonoma Inc.	90,708
	Total Retail	4,711,473
	TOTAL CONSUMER CYCLICAL	7,915,475

See Notes to Financial Statements.
285

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Shelter Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – 12.1%
Agriculture – 1.1%
2,467	British American Tobacco PLC, ADR	$140,348
5,541	Philip Morris International Inc.	926,067
	Total Agriculture	1,066,415
Beverages – 0.9%
6,957	Coca-Cola Co.	479,963
2,726	Molson Coors Beverage Co., Class B Shares	137,636
3,491	Monster Beverage Corp.*	217,873
	Total Beverages	835,472
Biotechnology – 0.8%
185	Alnylam Pharmaceuticals Inc.*	82,604
1,564	Amgen Inc.	449,979
203	Biogen Inc.*	26,841
326	Regeneron Pharmaceuticals Inc.	189,308
182	United Therapeutics Corp.*	55,466
	Total Biotechnology	804,198
Commercial Services – 1.3%
1,769	Automatic Data Processing Inc.	537,864
1,470	Block Inc., Class A Shares*	117,071
509	Booz Allen Hamilton Holding Corp., Class A Shares	55,338
65	Herc Holdings Inc.	8,501
913	S&P Global Inc.	500,726
394	TransUnion	34,830
	Total Commercial Services	1,254,330
Cosmetics/Personal Care – 0.2%
1,742	Estee Lauder Cos., Inc., Class A Shares	159,794
Food – 0.5%
1,549	Campbell's Co.	49,459
174	JM Smucker Co.	19,229
2,996	Kellanova	238,182
1,696	US Foods Holding Corp.*	131,610
	Total Food	438,480
Healthcare-Products – 1.8%
3,801	Abbott Laboratories	504,241
1,138	Alcon AG	90,824
1,346	Danaher Corp.	277,034
389	Exact Sciences Corp.*	18,446
1,694	GE HealthCare Technologies Inc.	124,898
948	Intuitive Surgical Inc.*	448,684
538	Waters Corp.*	162,368
1,278	Zimmer Biomet Holdings Inc.	135,596
	Total Healthcare-Products	1,762,091

See Notes to Financial Statements.
286

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Shelter Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – 0.9%
1,135	Cigna Group	$341,488
230	ICON PLC, ADR*	40,926
1,508	UnitedHealth Group Inc.(a)	467,284
	Total Healthcare-Services	849,698
Household Products/Wares – 0.5%
3,421	Kimberly-Clark Corp.	441,788
Pharmaceuticals – 4.1%
3,952	AbbVie Inc.	831,501
1,291	AstraZeneca PLC, ADR	103,151
525	DexCom Inc.*	39,553
1,719	Eli Lilly & Co.	1,259,305
238	Jazz Pharmaceuticals PLC*	30,405
3,985	Johnson & Johnson(a)	706,022
6,076	Merck & Co., Inc.	511,113
183	Novartis AG, ADR	23,159
16,231	Pfizer Inc.	401,880
2,538	Teva Pharmaceutical Industries Ltd., ADR*	46,648
	Total Pharmaceuticals	3,952,737
	TOTAL CONSUMER NON-CYCLICAL	11,565,003
ENERGY – 3.1%
Oil & Gas – 2.6%
3,338	Canadian Natural Resources Ltd.	105,648
1,579	Cenovus Energy Inc.	26,227
3,651	Chevron Corp.	586,351
10,298	Exxon Mobil Corp.(a)	1,176,958
982	HF Sinclair Corp.	49,964
3,501	Occidental Petroleum Corp.	166,683
786	Ovintiv Inc.	33,106
1,598	Phillips 66	213,461
629	Range Resources Corp.	21,556
2,703	Suncor Energy Inc.	111,634
	Total Oil & Gas	2,491,588
Oil & Gas Services – 0.2%
1,770	NOV Inc.	23,523
4,005	Schlumberger NV	147,544
	Total Oil & Gas Services	171,067
Pipelines – 0.3%
451	Enbridge Inc.	21,801
51	South Bow Corp.	1,415
1,562	Targa Resources Corp.	262,041

See Notes to Financial Statements.
287

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Shelter Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Pipelines – (continued)
257	TC Energy Corp.	$13,380
	Total Pipelines	298,637
	TOTAL ENERGY	2,961,292
FINANCIAL – 16.4%
Banks – 4.8%
2,682	Banco Bradesco SA, ADR	8,341
7,616	Bank of America Corp.(a)	386,436
60	Bank of Montreal	7,260
1,227	East West Bancorp Inc.	129,007
2,100	First Horizon Corp.	47,460
1,246	Goldman Sachs Group Inc.	928,581
554	ICICI Bank Ltd., ADR	17,584
4,796	Itau Unibanco Holding SA, ADR	34,243
6,735	JPMorgan Chase & Co.(a)	2,030,064
872	M&T Bank Corp.	175,848
9,852	Wells Fargo & Co.	809,637
	Total Banks	4,574,461
Diversified Financial Services – 4.9%
2,097	American Express Co.	694,694
940	Ameriprise Financial Inc.	483,921
470	Brookfield Asset Management Ltd., Class A Shares	28,275
20	Credit Acceptance Corp.*	10,295
684	Evercore Inc., Class A Shares	219,940
1,682	Jefferies Financial Group Inc.	109,078
2,305	Mastercard Inc., Class A Shares(a)	1,372,144
2,501	Nasdaq Inc.	236,945
4,380	Visa Inc., Class A Shares(a)	1,540,796
249	Voya Financial Inc.	18,697
	Total Diversified Financial Services	4,714,785
Equity Real Estate Investment Trusts (REITs) – 1.9%
5,707	CubeSmart	233,530
3,415	Equity Residential	225,800
9,042	Realty Income Corp.	531,308
515	SBA Communications Corp., Class A Shares	105,498
15,232	VICI Properties Inc., Class A Shares	514,537
2,986	WP Carey Inc.	200,360
	Total Equity Real Estate Investment Trusts (REITs)	1,811,033
Insurance – 4.3%
3,161	Aflac Inc.	337,784
756	Aon PLC, Class A Shares	277,452
1,800	Arthur J Gallagher & Co.	544,950
3,624	Berkshire Hathaway Inc., Class B Shares*	1,822,800

See Notes to Financial Statements.
288

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Shelter Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
2,817	Brown & Brown Inc.	$273,108
2,124	Fidelity National Financial Inc.	127,164
5,545	Manulife Financial Corp.	170,509
104	Markel Group Inc.*	203,742
187	RenaissanceRe Holdings Ltd.	45,439
1,618	Unum Group	113,034
2,545	WR Berkley Corp.	182,451
	Total Insurance	4,098,433
Private Equity – 0.3%
4,187	Brookfield Corp.	275,170
Real Estate – 0.2%
665	Jones Lang LaSalle Inc.*	203,204
	TOTAL FINANCIAL	15,677,086
INDUSTRIAL – 8.1%
Aerospace/Defense – 2.0%
1,360	Boeing Co.*	319,165
1,276	General Dynamics Corp.	414,151
3,203	General Electric Co.	881,466
893	HEICO Corp.	278,634
	Total Aerospace/Defense	1,893,416
Building Materials – 0.3%
315	Lennox International Inc.	175,726
877	Louisiana-Pacific Corp.	83,411
	Total Building Materials	259,137
Electrical Components & Equipment – 0.4%
359	Acuity Inc.	117,203
1,651	AMETEK Inc.	305,105
	Total Electrical Components & Equipment	422,308
Electronics – 0.7%
6,245	Amphenol Corp., Class A Shares	679,831
Engineering & Construction – 0.1%
694	AECOM	86,674
Environmental Control – 0.5%
1,466	Republic Services Inc., Class A Shares	343,000
806	Waste Connections Inc.	148,957
	Total Environmental Control	491,957
Hand/Machine Tools – 0.3%
1,037	Lincoln Electric Holdings Inc.	251,607
Machinery-Construction & Mining – 1.3%
1,347	BWX Technologies Inc.	218,268
1,605	Caterpillar Inc.	672,559

See Notes to Financial Statements.
289

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Shelter Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Construction & Mining – (continued)
587	GE Vernova Inc.	$359,813
	Total Machinery-Construction & Mining	1,250,640
Machinery-Diversified – 1.1%
911	Deere & Co.	436,041
1,956	Graco Inc.	167,023
461	Rockwell Automation Inc.	158,321
1,686	Xylem Inc.	238,670
	Total Machinery-Diversified	1,000,055
Miscellaneous Manufacturers – 0.6%
2,170	3M Co.	337,500
330	Carlisle Cos., Inc.	127,344
1,487	Textron Inc.	119,198
	Total Miscellaneous Manufacturers	584,042
Packaging & Containers – 0.3%
617	Crown Holdings Inc.	61,317
906	Packaging Corp. of America	197,472
1,417	Sonoco Products Co.	66,953
	Total Packaging & Containers	325,742
Transportation – 0.5%
368	Canadian National Railway Co.	35,615
1,121	Canadian Pacific Kansas City Ltd.	85,409
3,128	United Parcel Service Inc., Class B Shares	273,512
441	XPO Inc.*	57,198
	Total Transportation	451,734
	TOTAL INDUSTRIAL	7,697,143
TECHNOLOGY – 31.1%
Computers – 7.2%
26,341	Apple Inc.(a)	6,114,800
484	Check Point Software Technologies Ltd.*	93,480
1,189	Dell Technologies Inc., Class C Shares	145,236
1,944	International Business Machines Corp.	473,344
1,289	Super Micro Computer Inc.*	53,545
	Total Computers	6,880,405
Semiconductors – 13.5%
2,964	Advanced Micro Devices Inc.*	482,035
2,051	Applied Materials Inc.	329,719
85	ASML Holding NV, Class NY Registered Shares, ADR	63,123
9,477	Broadcom Inc.(a)	2,818,365
272	Cirrus Logic Inc.*	31,060
682	Entegris Inc.	57,111
7,458	Intel Corp.*	181,602
4,910	Lam Research Corp.	491,736

See Notes to Financial Statements.
290

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Shelter Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
832	Marvell Technology Inc.	$52,304
2,601	Micron Technology Inc.	309,545
44,707	NVIDIA Corp.(a)	7,787,065
852	NXP Semiconductors NV	200,092
781	ON Semiconductor Corp.*	38,730
477	Silicon Laboratories Inc.*	64,085
176	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	40,633
	Total Semiconductors	12,947,205
Software – 10.4%
611	Intuit Inc.	407,537
13,714	Microsoft Corp.(a)	6,948,747
3,507	Oracle Corp.	793,038
3,775	Palantir Technologies Inc., Class A Shares*	591,580
2,148	Salesforce Inc.(a)	550,425
470	SAP SE, ADR	127,915
468	ServiceNow Inc.*	429,371
107	Veeva Systems Inc., Class A Shares*	28,805
546	Zoom Communications Inc., Class A Shares*	44,455
	Total Software	9,921,873
	TOTAL TECHNOLOGY	29,749,483
UTILITIES – 2.4%
Electric – 2.2%
4,555	Ameren Corp.	454,498
3,696	American Electric Power Co., Inc.	410,330
3,809	Consolidated Edison Inc.	374,158
11,604	PPL Corp.	423,198
5,435	Xcel Energy Inc.	393,440
	Total Electric	2,055,624
Water – 0.2%
5,724	Essential Utilities Inc.	226,155
	TOTAL UTILITIES	2,281,779
	TOTAL COMMON STOCKS (Cost - $55,465,927)	94,470,349

See Notes to Financial Statements.
291

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Shelter Fund(continued)

Number of Contracts	Notional Amounts	Security	Value
PURCHASED OPTIONS – 0.7%
Index Option – 0.7%
48	$31,009,248	S&P 500 Index Options, Put, @ $5,900.00, expires 09/30/2025, Counterparty: MSC	$57,600
48	31,009,248	S&P 500 Index Options, Put, @ $6,025.00, expires 10/31/2025, Counterparty: MSC	214,560
49	31,655,274	S&P 500 Index Options, Put, @ $6,125.00, expires 11/28/2025, Counterparty: MSC	390,775
		TOTAL PURCHASED OPTIONS (Cost – $1,252,462)	662,935
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $56,718,389)	95,133,284

Face Amount
SHORT-TERM INVESTMENTS – 2.2%
TIME DEPOSITS – 2.2%
$1,592,808	Citibank – New York, 3.680% due 9/2/25	1,592,808
491,425	Sumitomo Mitsui Banking Corp. – Tokyo, 3.680% due 9/2/25	491,425
	TOTAL TIME DEPOSITS (Cost – $2,084,233)	2,084,233
	TOTAL INVESTMENTS – 101.8% (Cost – $58,802,622)	97,217,517
	Liabilities in Excess of Other Assets – (1.8)%	(1,689,191)
	TOTAL NET ASSETS – 100.0%	$95,528,326

*	Non-income producing security.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
See Notes to Financial Statements.
292

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Shelter Fund(concluded)
Summary of Investments by Security Sector^

Technology	30.6%
Financial	16.1
Communications	15.8
Consumer Non-cyclical	11.9
Consumer Cyclical	8.2
Industrial	7.9
Energy	3.0
Utilities	2.4
Basic Materials	1.3
Purchased Options	0.7
Short-Term Investments	2.1
100.0%

^	As a percentage of total investments.
Schedule of Options Contracts Written
Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
48	$31,009,248	S&P 500 Index Options, Put	MSC	9/30/25	$ 4,950.00	$(10,320)
24	15,504,624	S&P 500 Index Options, Call	MSC	9/30/25	6,485.00	(207,000)
48	31,009,248	S&P 500 Index Options, Put	MSC	10/31/25	5,100.00	(46,080)
24	15,504,624	S&P 500 Index Options, Call	MSC	10/31/25	6,635.00	(167,760)
49	31,655,274	S&P 500 Index Options, Put	MSC	11/28/25	5,150.00	(90,160)
25	16,150,650	S&P 500 Index Options, Call	MSC	11/28/25	6,745.00	(157,250)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $751,604)				$(678,570)

Counterparty Abbreviations used in this schedule:
MSC
— Morgan Stanley
See Notes to Financial Statements.
293

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Real Assets Fund

Shares/Units	Security	Value
COMMON STOCKS – 87.6%
Australia – 3.7%
361,077	Atlas Arteria Ltd.	$1,257,304
17,040	Charter Hall Group	261,186
57,416	Cleanaway Waste Management Ltd.	104,263
44,678	Dexus	219,092
128,951	Goodman Group	2,897,462
76,315	HMC Capital Ltd., REIT	191,212
144,915	Ingenia Communities Group	559,606
33,540	Lifestyle Communities Ltd.	124,834
141,810	NEXTDC Ltd.*	1,510,999
225,673	Qube Holdings Ltd.	618,295
271,419	Scentre Group	724,672
198,058	Stockland	802,173
293,535	Transurban Group	2,800,587
90,617	Vicinity Ltd.	153,924
	Total Australia	12,225,609
Belgium – 0.6%
4,159	Aedifica SA	319,552
4,938	Montea NV	394,467
31,750	Titan America SA*	492,443
8,867	Titan SA	383,566
858	VGP NV	97,969
9,161	Warehouses De Pauw CVA	235,113
	Total Belgium	1,923,110
Bermuda – 0.1%
38,325	DHT Holdings Inc.	449,169
Brazil – 0.0%
63,322	Rumo SA	169,941
Canada – 8.8%
13,185	AltaGas Ltd.	390,884
51,894	ARC Resources Ltd.	998,804
5,222	Cameco Corp.	404,130
8,386	Canadian National Railway Co.	811,913
47,704	Canadian Natural Resources Ltd.	1,510,812
2,258	Canadian Pacific Kansas City Ltd.	172,037
39,385	Canfor Corp.*	373,429
207,554	Capstone Copper Corp.*	1,484,256
27,708	Chartwell Retirement Residences	373,691
23,057	Dream Industrial Real Estate Investment Trust	205,854
20,791	Enbridge Inc.	1,005,037
75,986	Enbridge Inc.	3,677,010
68,704	ERO Copper Corp.*	986,632
19,929	First Capital Real Estate Investment Trust	280,678
4,722	GFL Environmental Inc.	236,289

See Notes to Financial Statements.
294

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Canada – (continued)
55,872	Gibson Energy Inc.	$1,059,094
170,508	Hudbay Minerals Inc.	2,046,096
34,181	Ivanhoe Mines Ltd., Class A Shares*	302,183
18,842	Killam Apartment Real Estate Investment Trust	246,571
51,142	Methanex Corp.	1,816,052
27,541	Nutrien Ltd.	1,586,912
31,251	Pan American Silver Corp.	1,060,034
39,914	Parex Resources Inc.	502,849
19,216	Pembina Pipeline Corp.	725,848
26,384	Primaris Real Estate Investment Trust	288,587
30,476	Sienna Senior Living Inc.	394,155
41,052	Suncor Energy Inc.	1,695,448
15,185	TC Energy Corp.	790,876
23,886	Teck Resources Ltd., Class B Shares	816,662
2,694	Waste Connections Inc.	497,878
11,715	West Fraser Timber Co., Ltd.	853,458
16,266	Wheaton Precious Metals Corp.	1,633,432
	Total Canada	29,227,591
China – 0.2%
404,500	China Tower Corp., Ltd, Class H Shares(a)(b)	608,957
France – 1.7%
19,691	Aeroports de Paris SA	2,588,393
16,185	Carmila SA	325,695
13,420	Engie SA	277,722
31,640	Getlink SE	597,780
13,189	Unibail-Rodamco-Westfield	1,369,854
13,364	Veolia Environnement SA	440,939
	Total France	5,600,383
Germany – 0.9%
34,658	E.ON SE	618,020
5,341	Fraport AG Frankfurt Airport Services Worldwide*	456,995
6,162	LEG Immobilien SE	516,100
6,411	RWE AG	256,865
306,265	Sirius Real Estate Ltd., REIT	420,660
35,310	TAG Immobilien AG	632,184
6,759	Vonovia SE	218,529
	Total Germany	3,119,353
Greece – 0.2%
48,967	Athens International Airport SA	607,027
Hong Kong – 1.6%
463,400	China Gas Holdings Ltd.	462,556
141,500	CLP Holdings Ltd.	1,194,961
377,500	HK Electric Investments & HK Electric Investments Ltd.	290,008

See Notes to Financial Statements.
295

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Hong Kong – (continued)
150,923	Hongkong Land Holdings Ltd.	$935,394
125,214	Link REIT	665,013
106,100	Sun Hung Kai Properties Ltd.	1,245,636
132,441	Swire Properties Ltd.	357,579
	Total Hong Kong	5,151,147
Ireland – 0.3%
21,506	Smurfit WestRock PLC	1,018,524
Italy – 2.2%
427,854	Enav SpA(a)	2,106,380
223,182	Enel SpA	2,058,420
40,358	ERG SpA	975,288
35,427	Infrastrutture Wireless Italiane SpA	429,333
41,977	Snam SpA	255,546
148,576	Terna - Rete Elettrica Nazionale	1,494,060
	Total Italy	7,319,027
Japan – 3.1%
203	Advance Residence Investment Corp.	225,148
93	GLP J-Reit	86,949
1,216	Invincible Investment Corp.	552,576
417	Japan Real Estate Investment Corp.	362,861
434	KDX Realty Investment Corp., Class A Shares	499,726
157	LaSalle Logiport REIT	152,352
61,851	Mitsubishi Estate Co., Ltd.	1,327,934
195,927	Mitsui Fudosan Co., Ltd.	2,098,097
670	Nippon Accommodations Fund Inc., Class A Shares	562,980
498	Nippon Building Fund Inc.	481,721
1,998	Nippon Prologis REIT Inc.	1,162,371
140	Nomura Real Estate Master Fund Inc.	153,380
6,347	Open House Group Co., Ltd.	326,460
860	Orix JREIT Inc.	573,516
566	Star Asia Investment Corp.	235,318
27,478	Sumitomo Realty & Development Co., Ltd.	1,132,930
33,189	Tokyo Metro Co., Ltd.	386,404
84	United Urban Investment Corp.	101,283
	Total Japan	10,422,006
Luxembourg – 0.5%
47,225	ArcelorMittal SA	1,575,426
Mexico – 1.3%
14,984	Corp. Inmobiliaria Vesta SAB de CV, ADR	411,460
3,608	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	368,774
3,705	Grupo Aeroportuario del Pacifico SAB de CV, ADR	892,905
7,756	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,526,207
	Total Mexico	4,199,346

See Notes to Financial Statements.
296

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Netherlands – 0.6%
27,800	CTP NV(a)	$596,967
3,721	Ferrovial SE	203,351
21,476	Koninklijke Vopak NV	1,038,148
	Total Netherlands	1,838,466
New Zealand – 0.8%
570,867	Auckland International Airport Ltd.	2,538,122
35,916	Infratil Ltd.	240,319
	Total New Zealand	2,778,441
Norway – 0.1%
9,950	Frontline PLC	207,955
Philippines – 0.1%
35,994	International Container Terminal Services Inc.	303,740
Singapore – 1.2%
320,321	CapitaLand Ascendas REIT	678,646
139,154	Capitaland India Trust, REIT	127,952
555,377	CapitaLand Integrated Commercial Trust	986,959
319,232	Frasers Centrepoint Trust	579,610
219,463	Keppel DC REIT	403,772
71,732	Mapletree Industrial Trust	115,088
902,871	NTT DC REIT*	848,699
68,152	Sembcorp Industries Ltd.	322,228
	Total Singapore	4,062,954
South Africa – 0.4%
41,877	Impala Platinum Holdings Ltd., ADR*(c)	379,615
17,507	Valterra Platinum Ltd.	795,812
	Total South Africa	1,175,427
Spain – 4.4%
122,540	Aena SME SA(a)	3,545,657
98,197	Cellnex Telecom SA(a)	3,492,563
148,585	EDP Renovaveis SA	1,746,366
63,003	Iberdrola SA	1,184,918
25,302	Inmobiliaria Colonial Socimi SA	167,105
22,281	Merlin Properties Socimi SA	332,114
5,683	Neinor Homes SA*(a)	113,309
68,739	Redeia Corp. SA	1,335,780
63,151	Repsol SA	1,035,772
340,652	Sacyr SA	1,436,556
	Total Spain	14,390,140
Sweden – 0.6%
4,342	Catena AB	199,499
18,191	Cibus Nordic Real Estate AB publ	327,658
61,834	Dios Fastigheter AB	419,605
116,709	Fastighets AB Balder, Class B Shares*	831,649

See Notes to Financial Statements.
297

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Sweden – (continued)
9,671	Wihlborgs Fastigheter AB	$96,049
	Total Sweden	1,874,460
Switzerland – 0.2%
23,914	Amcor PLC	206,378
1,186	Flughafen Zurich AG, Class Registered Shares	362,204
	Total Switzerland	568,582
Thailand – 0.1%
375,500	Airports of Thailand PCL(c)	418,773
United Kingdom – 6.1%
86,834	Anglo American PLC	2,672,026
13,868	Big Yellow Group PLC	170,830
193,302	BP PLC	1,134,436
80,999	British Land Co. PLC	368,244
11,467	Derwent London PLC	264,271
22,981	Endeavour Mining PLC	791,739
76,483	Helios Towers PLC*	135,523
35,478	Land Securities Group PLC	265,534
182,639	LondonMetric Property PLC	455,653
259,924	National Grid PLC	3,655,631
2,657	National Grid PLC, ADR	187,505
185,707	Pennon Group PLC	1,189,181
22,127	Rio Tinto PLC	1,382,454
30,718	Safestore Holdings PLC	261,785
8,233	Segro PLC	69,909
8,973	Severn Trent PLC	313,555
117,895	Shaftesbury Capital PLC	232,632
63,512	Shell PLC	2,336,116
37,701	SSE PLC	881,319
285,677	Tritax Big Box REIT PLC	536,180
68,465	UNITE Group PLC	647,070
140,540	United Utilities Group PLC	2,183,768
	Total United Kingdom	20,135,361
United States – 47.8%
27,555	Acadia Realty Trust	551,376
3,558	AGCO Corp.	384,940
30,236	Agree Realty Corp.	2,199,367
26,834	Alcoa Corp.	863,786
8,134	Alliant Energy Corp.	529,279
8,744	Ameren Corp.	872,476
14,844	American Electric Power Co., Inc.	1,647,981
20,586	American Healthcare REIT Inc.	880,875
10,155	American Homes 4 Rent, Class A Shares	363,752
6,436	American Tower Corp.	1,311,979

See Notes to Financial Statements.
298

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
8,451	Arcosa Inc.	$836,226
8,338	AvalonBay Communities Inc.	1,632,997
4,590	Brixmor Property Group Inc.	128,474
22,711	Broadstone Net Lease Inc., Class A Shares	422,197
11,050	Bunge Global SA	930,631
1,591	Camden Property Trust	178,160
26,184	CareTrust REIT Inc.	900,991
3,623	Casella Waste Systems Inc., Class A Shares*	357,083
948	Caterpillar Inc.	397,250
365	CBRE Group Inc., Class A Shares*	59,174
38,890	CenterPoint Energy Inc.	1,466,542
1,983	Centerspace	117,988
20,804	CF Industries Holdings Inc.	1,802,250
11,497	Cheniere Energy Inc.	2,780,205
4,881	Chord Energy Corp.	536,373
23,016	CMS Energy Corp.	1,647,255
47,911	Coeur Mining Inc.*	630,030
11,829	ConocoPhillips	1,170,716
1,156	Constellation Energy Corp.	356,025
20,103	COPT Defense Properties	578,564
29,853	Corteva Inc.	2,214,794
1,469	Cousins Properties Inc.	43,321
112,260	Crescent Energy Co., Class A Shares	1,070,960
11,954	CRH PLC	1,347,162
28,854	Crown Castle Inc.	2,860,586
4,127	Crown Holdings Inc.	410,141
11,418	CSX Corp.	371,199
3,114	CubeSmart	127,425
17,087	Curbline Properties Corp.	384,970
37,694	Darling Ingredients Inc.*	1,280,088
727	Deere & Co.	347,971
14,702	Diamondback Energy Inc.	2,187,070
18,009	Digital Realty Trust Inc.	3,019,029
42,127	DigitalBridge Group Inc.	480,669
31,905	Dominion Energy Inc.	1,911,109
2,908	DT Midstream Inc.	302,955
1,106	DTE Energy Co.	151,135
6,416	EastGroup Properties Inc.	1,087,897
35,918	Empire State Realty Trust Inc., Class A Shares	274,773
24,969	Entergy Corp.	2,199,519
10,702	EQT Corp.	554,792
7,895	Equinix Inc.	6,206,970
8,063	Equity LifeStyle Properties Inc.	486,118

See Notes to Financial Statements.
299

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
28,971	Equity Residential	$1,915,563
15,418	Essential Properties Realty Trust Inc.	482,892
45,765	Essential Utilities Inc.	1,808,175
2,832	Essex Property Trust Inc.	765,235
10,445	Evergy Inc.	744,311
16,042	Eversource Energy	1,027,811
41,232	Exelon Corp.	1,801,014
24,719	Expand Energy Corp.	2,392,305
8,602	Extra Space Storage Inc.	1,235,075
12,596	Exxon Mobil Corp.	1,439,597
984	Federal Realty Investment Trust	98,941
23,482	First Industrial Realty Trust Inc.	1,235,153
3,906	First Solar Inc.*	762,412
5,204	Four Corners Property Trust Inc.	134,732
36,526	Freeport-McMoRan Inc.	1,621,754
16,810	Gaming & Leisure Properties Inc.	807,048
35,446	GO Residential Real Estate Investment Trust	448,746
13,969	Healthpeak Properties Inc.	250,604
28,608	Helmerich & Payne Inc.	597,621
14,310	HF Sinclair Corp.	728,093
6,954	Highwoods Properties Inc.	219,260
3,088	Hyatt Hotels Corp., Class A Shares	445,537
465	IDACORP Inc.	58,171
62,986	International Paper Co.	3,129,144
83,523	Invitation Homes Inc.	2,613,435
14,620	Iron Mountain Inc.	1,349,865
771	Jones Lang LaSalle Inc.*	235,594
8,848	Kilroy Realty Corp.	367,988
75,540	Kimbell Royalty Partners LP	1,055,294
43,084	Kimco Realty Corp.	968,959
67,748	Kinder Morgan Inc.	1,827,841
14,907	Kite Realty Group Trust	340,178
1,795	Lamar Advertising Co., Class A Shares	228,414
8,409	Lineage Inc.	352,421
5,653	Louisiana-Pacific Corp.	537,657
5,894	Macerich Co.	108,450
8,269	Marathon Petroleum Corp.	1,486,022
1,249	Marriott International Inc., Class A Shares	334,557
38,526	Metallus Inc.*	632,982
561	Mid-America Apartment Communities Inc.	81,805
32,842	Mosaic Co.	1,096,923
7,805	MP Materials Corp.*	555,248
27,743	NETSTREIT Corp.	507,419

See Notes to Financial Statements.
300

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
25,456	Newmont Corp.	$1,893,926
70,841	NextEra Energy Inc.	5,104,094
25,853	NiSource Inc.	1,092,806
8,568	NNN REIT Inc.	367,653
2,205	Norfolk Southern Corp.	617,356
3,376	NRG Energy Inc.	491,411
3,832	Nucor Corp.	569,933
5,393	Omega Healthcare Investors Inc.	229,580
25,591	ONEOK Inc.	1,954,641
4,707	Packaging Corp. of America	1,025,938
22,090	Peabody Energy Corp.	384,366
116,534	Permian Resources Corp., Class A Shares	1,665,271
115,861	PG&E Corp.	1,770,356
13,544	Phillips 66	1,809,208
1,153	Pinnacle West Capital Corp.	103,032
22,646	PPL Corp.	825,900
38,799	Prologis Inc.	4,414,550
7,519	Public Storage	2,215,022
8,717	Rayonier Inc.	229,083
7,074	Realty Income Corp.	415,668
7,050	Regency Centers Corp.	511,125
3,162	Republic Services Inc., Class A Shares	739,813
4,700	Ryman Hospitality Properties Inc.	464,313
9,777	Sabra Health Care REIT Inc.	186,838
39,963	Sempra	3,299,345
15,974	Simon Property Group Inc.	2,885,863
8,178	SITE Centers Corp.	100,426
6,148	SL Green Realty Corp.	349,760
2,114	Smartstop Self Storage REIT Inc.	76,928
5,007	Southern Co.	462,146
6,527	Spire Inc.	499,968
35,873	SSR Mining Inc.*	692,277
2,495	STAG Industrial Inc.	91,941
10,367	Steel Dynamics Inc.	1,357,248
5,110	Sun Communities Inc.	648,306
16,526	Tanger Inc.	564,859
2,637	Targa Resources Corp.	442,383
5,603	Terreno Realty Corp.	323,685
12,788	UDR Inc.	506,021
20,926	Unit Corp.(c)	623,176
13,975	Urban Edge Properties	289,143
11,875	Valero Energy Corp.	1,805,119
44,534	Ventas Inc.	3,031,875

See Notes to Financial Statements.
301

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
13,914	Veris Residential Inc.	$218,867
63,963	VICI Properties Inc., Class A Shares	2,160,670
3,231	Vistra Corp.	611,014
7,376	Waste Management Inc.	1,669,853
6,560	WEC Energy Group Inc.	698,706
41,724	Welltower Inc.	7,021,315
26,612	Williams Cos., Inc.	1,540,303
32,617	Xcel Energy Inc.	2,361,145
	Total United States	158,100,066
	TOTAL COMMON STOCKS (Cost – $273,210,061)	289,470,981
EXCHANGE TRADED FUNDS (ETFs) – 10.6%
United States – 10.6%
751,894	Pimco Commodity Strategy Active Exchange-Traded Fund	20,071,810
220,029	SPDR Gold MiniShares Trust*	15,049,984
	Total United States	35,121,794
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $32,900,398)	35,121,794
LIMITED PARTNERSHIPS – 0.2%
United States – 0.2%
36,615	Energy Transfer LP	648,818
1,298	Plains All American Pipeline LP	23,364
	Total United States	672,182
	TOTAL LIMITED PARTNERSHIPS (Cost – $679,035)	672,182
CLOSED-END FUND – 0.0%
Jersey, Channel Islands – 0.0%
33,279	3i Infrastructure PLC (Cost – $138,982)	153,425
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $306,928,476)	325,418,382

Face Amount†
SHORT-TERM INVESTMENTS – 1.4%
TIME DEPOSITS – 1.4%
154,544AUD	ANZ National Bank - Hong Kong, 2.270% due 9/1/25	101,172
	Brown Brothers Harriman - Grand Cayman:
56SEK	0.820% due 9/1/25	6
8NZD	1.700% due 9/1/25	5
23,928CAD	1.590% due 9/2/25	17,425
	Citibank - London:
111EUR	0.870% due 9/1/25	129
35,046GBP	2.920% due 9/1/25	47,369
839,371	Citibank - New York, 3.680% due 9/2/25	839,371

See Notes to Financial Statements.
302

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Real Assets Fund(continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – (continued)
TIME DEPOSITS – (continued)
123HKD	Hong Kong & Shanghai Bank – Hong Kong, 2.020% due 9/1/25	$16
3SGD	Hong Kong & Shanghai Bank – Singapore, 0.230% due 9/1/25	2
3,593,894	JPMorgan Chase & Co. – New York, 3.680% due 9/2/25	3,593,894
	TOTAL TIME DEPOSITS (Cost – $4,599,389)	4,599,389
	TOTAL INVESTMENTS – 99.8% (Cost – $311,527,865)	330,017,771
	Other Assets in Excess of Liabilities – 0.2%	532,982
	TOTAL NET ASSETS – 100.0%	$330,550,753

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2025, amounts to $10,463,833 and represents 3.17% of net assets.

(b)	Security trades on the Hong Kong exchange.
(c)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2025, amounts to $1,421,564 and represents 0.43% of net assets.
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
LP	— Limited Partnership
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s Depository Receipts
Summary of Investments by Security Sector^

Financial	30.6%
Utilities	16.5
Energy	14.6
Industrial	12.0
Basic Materials	10.4
Consumer Non-cyclical	2.9
Communications	0.6
Consumer Cyclical	0.4
Exchange Traded Funds (ETFs)	10.6
Closed-End Fund	0.0*
Short-Term Investments	1.4
100.0%

See Notes to Financial Statements.
303

Schedules of Investments
August 31, 2025 (unaudited)
Destinations Real Assets Fund(concluded)
^	As a percentage of total investments.
*	Position represents less than 0.05%.
Currency Abbreviations used in this schedule:
AUD
— Australian Dollar
CAD
— Canadian Dollar
EUR
— Euro
GBP
— British Pound
HKD
— Hong Kong Dollar
NZD
— New Zealand Dollar
SEK
— Swedish Krona
SGD
— Singapore Dollar
See Notes to Financial Statements.
304

Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (−) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P — Preliminary rating.
u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
305

Ratings (unaudited)(concluded)
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e — Expected.
u — Upgraded.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (−) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.
306

Statements of Assets and Liabilities
August 31, 2025 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
ASSETS:
Investments, at value(1),(2)	$3,575,420,538	$683,247,717	$1,925,562,247	$476,974,731	$1,618,537,484
Cash	—	—	—	—	99
Unrealized appreciation on unfunded loan commitments	—	—	—	—	3
Foreign currency, at value(3)	82	—	2,511,382	28,366	—
Receivable for securities sold	8,504,214	462,391	26,631,094	—	59,760,578
Dividends and interest receivable	3,519,508	461,727	9,585,694	1,983,336	9,572,511
Receivable for Fund shares sold	950,824	175,276	524,022	47,348	245,803
Variation margin on open future contracts (Note 4)	—	—	—	—	52,430
Deposits with counterparty	—	—	7,986,606(7)	—	—
Cash held at Broker	70,385(4)	125,445(4)	140,426(4)	—	950,423(7)
Prepaid expenses	50,322	7,902	57,023	14,606	19,410
Prepaid Chief Compliance Officer expenses	50,736	9,036	24,656	5,814	9,511
Other assets	560,755	73,932	181,357	—	—
Total Assets	3,589,127,364	684,563,426	1,973,204,507	479,054,201	1,689,148,252
LIABILITIES:
Payable for collateral received from securities on loan	—	4,348,045	4,089,594	678,050	129,981
Payable for Fund shares repurchased	1,537,125	274,679	795,719	130,251	961,760
Payable for securities purchased	3,837,821	232,058	25,894,107	—	106,322,718
Investment management fee payable	1,893,042	440,453	1,215,691	299,140	797,086
Transfer agent fees payable	812,181	161,741	418,642	95,220	360,286
Custody fee payable	148,978	73,690	249,983	31,475	145,858
Trustees’ fees payable	66,798	15,220	27,396	7,738	23,867
Shareholder services	23,344	24,598	109,867	19,885	15,535
Variation margin on open future contracts (Note 4)	6,769	8,854	26,224	—	—
Variation margin on open swap contracts (Note 4)	—	—	—	—	886,127
Unrealized depreciation on swap contracts (Note 4)	—	—	2,808,804	—	—
Forward sale commitments(5) (Note 5)	—	—	—	—	29,584,173
Due to custodian(3)	—	6	272,484	1,702	—
Options contracts written, at value(6) (Note 4)	—	—	—	231,985	—
Foreign capital gains tax payable	—	—	3,960,128	—	—
Accrued expenses	45,217	12,603	227,282	6,966	217,530
Total Liabilities	8,371,275	5,591,947	40,095,921	1,502,412	139,444,921
Total Net Assets	$3,580,756,089	$678,971,479	$1,933,108,586	$477,551,789	$1,549,703,331
NET ASSETS:
Par value	$221,116	$49,164	$128,485	$33,843	$182,827
Paid-in capital in excess of par value	2,067,445,208	471,447,343	1,303,372,359	328,981,661	1,906,820,407
Total distributable earnings (losses)	1,513,089,765	207,474,972	629,607,742	148,536,285	(357,299,903)
Total Net Assets	$3,580,756,089	$678,971,479	$1,933,108,586	$477,551,789	$1,549,703,331
Total Net Assets Class I	$3,259,034,795	$618,452,610	$1,758,385,605	$441,730,809	$1,416,791,592
Total Net Assets Class Z	$321,721,294	$60,518,869	$174,722,981	$35,820,980	$132,911,739
Shares Outstanding Class I	194,163,330	43,256,006	115,113,049	31,217,149	167,586,352
Shares Outstanding Class Z	26,952,261	5,907,570	13,371,902	2,626,151	15,241,094
Net Asset Value Class I	$16.79	$14.30	$15.28	$14.15	$8.45
Net Asset Value Class Z	$11.94	$10.24	$13.07	$13.64	$8.72
(1) Investments, at cost	$2,766,344,514	$555,885,509	$1,455,621,424	$375,697,878	$1,734,259,261
(2) Includes securities on loan	$—	$4,293,876	$3,915,730	$670,666	$125,487
(3) Foreign currency, at cost	$76	$—	$2,508,349	$28,176	$—
(4) Related to futures contracts	$70,385	$125,445	$140,426	$—	$—
(5) Proceeds received	$—	$—	$—	$—	$29,509,136
(6) Premiums received	$—	$—	$—	$85,949	$—
(7) Related to swap contracts	$—	$—	$7,986,606	$—	$950,423
(8) Related to securities sold short	$—	$—	$—	$—	$—

See Notes to Financial Statements.
307

Statements of Assets and Liabilities
August 31, 2025 (unaudited)(concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund	Destinations Real Assets Fund
ASSETS:
Investments, at value(1),(2)	$285,115,365	$709,261,796	$644,198,920	$537,309,276	$97,217,517	$330,017,771
Unrealized appreciation on unfunded loan commitments	—	71,373	—	—	—	—
Foreign currency, at value(3)	163	239,582	—	—	—	105
Receivable for securities sold	20,851	3,402,680	—	3,104,532	243,457	705,501
Dividends and interest receivable	2,567,240	10,959,506	6,797,609	1,822,679	103,891	827,882
Receivable for Fund shares sold	54,529	115,705	90,337	79,096	166	56,681
Unrealized appreciation on open forward foreign currency contracts (Note 4)	19,155	76,069	—	—	—	—
Unrealized appreciation on swap contracts (Note 4)	—	—	—	6,016,312	—	—
Upfront premiums paid on swap contracts	—	—	—	6,917,300	—	—
Deposits with counterparty	—	3,487,500(8)	—	10,663,778(7),(8)	—	—
Cash held at Broker	—	7,078,599(8)	—	2,025,616(7)	—	—
Prepaid expenses	15,722	21,858	9,060	2,756	—	36,400
Prepaid Chief Compliance Officer expenses	3,320	10,298	8,015	6,662	1,458	—
Total Assets	287,796,345	734,724,966	651,103,941	567,948,007	97,566,489	331,644,340
LIABILITIES:
Payable for collateral received from securities on loan	2,223,994	3,632,631	—	3,408,307	—	—
Payable for Fund shares repurchased	178,896	340,827	308,620	285,351	109,448	131,405
Payable for securities purchased	569,893	12,602,619	2,879,236	—	1,039,992	672,748
Investment management fee payable	107,763	496,946	355,511	524,726	63,904	206,892
Transfer agent fees payable	82,761	155,560	130,884	133,632	50,247	45,266
Custody fee payable	33,338	52,792	56,335	44,698	12,216	—
Trustees’ fees payable	4,990	10,316	10,774	9,303	1,220	2,956
Registration fees payable	—	—	—	12,956	54,649	—
Shareholder services	15,235	28,090	22,180	25,855	3,028	14,118
Upfront premiums received on swap contracts	—	—	—	4,736,000	—	—
Unrealized depreciation on swap contracts (Note 4)	—	—	—	2,047,660	—	—
Securities sold short(5) (Note 5)	—	4,624,045	—	1,075,980	—	—
Due to custodian(3)	—	11	—	—	216	105
Options contracts written, at value(6) (Note 4)	—	136,205	—	—	678,570	—
Unrealized depreciation on open forward foreign currency contracts (Note 4)	16,659	432,769	—	—	—	—
Investment interest payable on securities sold short	—	32,820	—	21,494	—	—
Distributions payable	—	—	—	—	5	—
Accrued Chief Compliance Officer expenses	—	—	—	—	—	3,356
Accrued expenses	72,088	47,400	44,492	58,639	24,668	16,741
Other liabilities	—	1,080,928	—	—	—	—
Total Liabilities	3,305,617	23,673,959	3,808,032	12,384,601	2,038,163	1,093,587
Total Net Assets	$284,490,728	$711,051,007	$647,295,909	$555,563,406	$95,528,326	$330,550,753
NET ASSETS:
Par value	$30,415	$75,147	$68,408	$53,575	$7,627	$138,634
Paid-in capital in excess of par value	314,167,215	757,592,154	697,259,830	529,967,987	74,771,241	308,648,274
Total distributable earnings (losses)	(29,706,902)	(46,616,294)	(50,032,329)	25,541,844	20,749,458	21,763,845
Total Net Assets	$284,490,728	$711,051,007	$647,295,909	$555,563,406	$95,528,326	$330,550,753
Total Net Assets Class I	$263,283,839	$658,450,031	$609,836,917	$513,341,762	$93,640,562	$302,631,863
Total Net Assets Class Z	$21,206,889	$52,600,976	$37,458,992	$42,221,644	$1,887,764	$27,918,890
Shares Outstanding Class I	28,205,905	69,704,523	64,467,792	49,391,464	7,474,865	125,606,938
Shares Outstanding Class Z	2,208,731	5,442,489	3,939,928	4,183,310	152,519	13,027,028
Net Asset Value Class I	$9.33	$9.45	$9.46	$10.39	$12.53	$2.41
Net Asset Value Class Z	$9.60	$9.66	$9.51	$10.09	$12.38	$2.14
(1) Investments, at cost	$295,754,453	$712,718,866	$652,871,441	$522,076,616	$58,802,622	$311,527,865
(2) Includes securities on loan	$2,133,984	$3,501,689	$—	$3,392,585	$—	$—
(3) Foreign currency, at cost	$163	$239,577	$—	$—	$—	$105
(4) Related to futures contracts	$—	$—	$—	$—	$—	$—
(5) Proceeds received	$—	$4,559,018	$—	$1,008,368	$—	$—
(6) Premiums received	$—	$88,746	$—	$—	$751,604	$—
(7) Related to swap contracts	$—	$—	$—	$9,839,394	$—	$—
(8) Related to securities sold short	$—	$10,566,099	$—	$2,850,000	$—	$—

See Notes to Financial Statements.
308

Statements of Operations
For the Six Months Ended August 31, 2025 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
INVESTMENT INCOME:
Dividends	$20,691,615	$4,164,689	$39,314,591	$9,011,789	$803,459
Interest	719,475	290,795	666,358	188,515	39,240,181
Income from securities lending (net of any rebate or fees paid to borrowers)	14,855	65,909	87,848	6,304	351
Less: Foreign taxes withheld (Note 5)	(183,534)	(4,937)	(4,148,248)	(437,276)	—
Total Investment Income	21,242,411	4,516,456	35,920,549	8,769,332	40,043,991
EXPENSES:
Investment management fee (Note 7)	13,574,491	2,995,745	9,642,884	1,918,410	5,290,714
Transfer agent fees	2,522,643	471,586	1,348,579	347,981	1,145,081
Custody fees	399,245	174,962	690,305	93,473	369,617
Trustees’ fees	190,658	36,907	88,933	23,064	77,767
Insurance	53,755	10,552	25,345	6,576	23,340
Audit and tax	34,515	18,508	27,810	22,663	26,101
Legal expense	183,454	34,589	97,237	24,844	81,160
Printing expense	162	—	—	—	—
Chief Compliance Officer expense	116,392	22,935	55,859	14,570	63,758
Shareholder reports fees	49	64	64	52	49
Shareholder services	83,645	42,278	35,654	41,049	41,335
Registration fees	47,132	27,657	32,916	31,137	32,100
Miscellaneous expense	184,127	33,931	110,066	11,030	60,148
Interest and dividend expense	9,282	8,566	19,812	5,560	19,309
Total Expenses	17,399,550	3,878,280	12,175,464	2,540,409	7,230,479
Less: Fee waivers and/or expense reimbursement (Note 7)	(2,638,345)	(308,148)	(2,066,357)	(271,693)	(288,681)
Net Expenses	14,761,205	3,570,132	10,109,107	2,268,716	6,941,798
Net Investment Income (Loss)	$6,481,206	$946,324	$25,811,442	$6,500,616	$33,102,193
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$506,826,502(a)	$46,437,201(a)	$126,826,809(a)*	$32,211,157(a)	$(9,773,650)
Futures contracts	(8,062)	(137,260)	525,922	—	(495,441)
Options contracts written	—	—	53,813	266,527	—
Securities sold short	—	4,044	—	—	—
Forward sale commitments	—	—	—	—	(296,192)
Swap contracts	—	—	38,032	—	267,667
Foreign currency transactions	—	—	357,842	(14,566)	98
Realized Gain (Loss)	506,818,440	46,303,985	127,802,418	32,463,118	(10,297,518)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(251,315,427)	5,731,435	111,485,090**	(5,987,468)	381,585
Futures contracts	124,420	248,243	70,593	—	123,267
Options contracts written	—	—	(12,567)	(145,336)	—
Unfunded loan commitments	—	—	—	—	3
Forward sale commitments	—	—	—	—	497,361
Swap contracts	—	—	1,088,771	—	252,264
Foreign currency transactions	13,033	—	666,701	97,001	3
Change in Net Unrealized Appreciation (Depreciation):	(251,177,974)	5,979,678	113,298,588	(6,035,803)	1,254,483
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	255,640,466	52,283,663	241,101,006	26,427,315	(9,043,035)
Total Increase (Decrease) in Net Assets from Operations	$262,121,672	$53,229,987	$266,912,448	$32,927,931	$24,059,158

*	Includes foreign capital gains tax of $(130,986) for Destinations International Equity Fund.
**	Includes accrued foreign capital gains tax of $1,449,901 for Destinations International Equity Fund.
(a)
Includes realized gain on In-Kind transactions of $476,677,494, $53,176,217, $40,174,080 and $19,136,618 for Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity and Destinations Equity Income Fund, respectively. See Note 11 and Note 12.

See Notes to Financial Statements.
309

Statements of Operations
For the Six Months Ended August 31, 2025 (unaudited)(continued)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund
INVESTMENT INCOME:
Dividends	$949,124	$1,137,757	$202,447	$2,189,483	$627,574
Interest	8,297,983	26,159,620	12,771,303	12,280,548	20,533
Income from securities lending (net of any rebate or fees paid to borrowers)	17,226	42,736	27,685	171,402	—
Less: Foreign taxes withheld (Note 5)	—	—	—	—	(4,506)
Total Investment Income	9,264,333	27,340,113	13,001,435	14,641,433	643,601
EXPENSES:
Investment management fee (Note 7)	1,057,391	3,021,415	2,396,948	3,778,559	405,496
Transfer agent fees	222,805	511,632	499,894	404,324	73,815
Custody fees	100,735	158,792	140,316	106,008	42,106
Trustees’ fees	14,884	33,187	33,957	28,533	4,337
Insurance	4,377	9,870	10,160	8,090	1,288
Audit and tax	28,432	26,688	25,555	24,283	23,627
Legal expense	12,440	37,574	37,705	23,983	4,595
Printing expense	—	26	—	—	—
Chief Compliance Officer expense	9,689	21,596	21,775	17,825	2,743
Shareholder reports fees	45	50	—	—	—
Shareholder services	39,096	73,523	20,278	47,334	1,824
Registration fees	22,088	25,900	27,252	31,761	19,691
Miscellaneous expense	16,137	22,972	13,743	8,886	6,074
Interest and dividend expense	2,458	98,045	6,688	65,263	3,408
Total Expenses	1,530,577	4,041,270	3,234,271	4,544,849	589,004
Less: Fee waivers and/or expense reimbursement (Note 7)	(76,072)	(297,522)	(382,615)	(1,010,366)	(26,591)
Net Expenses	1,454,505	3,743,748	2,851,656	3,534,483	562,413
Net Investment Income (Loss)	$7,809,828	$23,596,365	$10,149,779	$11,106,950	$81,188
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$(1,630,512)	$2,952,578	$(5,045,674)	$(111,968)	$(1,274,822)
Options contracts written	—	94,994	—	—	(891,742)
Securities sold short	—	(544,192)	—	164,070	—
Swap contracts	—	—	—	2,941,321	—
Forward foreign currency contracts	(1,397,132)	(13,110,305)	—	—	—
Foreign currency transactions	74,980	568,729	—	—	—
Realized Gain (Loss)	(2,952,664)	(10,038,196)	(5,045,674)	2,993,423	(2,166,564)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	2,450,079	8,945,248	(11,874,182)	1,886,252	6,572,249
Options contracts written	—	93,111	—	—	(181,702)
Unfunded loan commitments	—	71,373	—	—	—
Securities sold short	—	253,696	—	(156,868)	—
Swap contracts	—	—	—	(1,249,437)	—
Forward foreign currency contracts	83,246	495,447	—	—	—
Foreign currency transactions	1,111	41,557	—	—	—
Change in Net Unrealized Appreciation (Depreciation):	2,534,436	9,900,432	(11,874,182)	479,947	6,390,547
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(418,228)	(137,764)	(16,919,856)	3,473,370	4,223,983
Total Increase (Decrease) in Net Assets from Operations	$7,391,600	$23,458,601	$(6,770,077)	$14,580,320	$4,305,171

See Notes to Financial Statements.
310

Statements of Operations
For the Six Months Ended August 31, 2025 (unaudited)(concluded)

Destinations Real Assets Fund
INVESTMENT INCOME:
Dividends	$6,227,714
Interest	119,207
Income from securities lending (net of any rebate or fees paid to borrowers)	22,599
Less: Foreign taxes withheld (Note 5)	(304,535)
Total Investment Income	6,064,985
EXPENSES:
Investment management fee (Note 7)	1,564,638
Transfer agent fees	221,463
Custody fees	206,496
Trustees’ fees	15,324
Insurance	7,506
Audit and tax	13,854
Legal expense	10,040
Chief Compliance Officer expense	10,637
Shareholder reports fees	42
Shareholder services	45,402
Registration fees	50,091
Miscellaneous expense	6,200
Interest and dividend expense	2,922
Total Expenses	2,154,615
Less: Fee waivers and/or expense reimbursement (Note 7)	(385,075)
Net Expenses	1,769,540
Net Investment Income (Loss)	$4,295,445
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$(423,386)
Foreign currency transactions	(43,573)
Realized Gain (Loss)	(466,959)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	24,742,753
Foreign currency transactions	3,335
Change in Net Unrealized Appreciation (Depreciation):	24,746,088
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	24,279,129
Total Increase (Decrease) in Net Assets from Operations	$28,574,574

See Notes to Financial Statements.
311

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2025 and Year Ended February 28, 2025 (unaudited)

	Destinations Large Cap Equity Fund		Destinations Small-Mid Cap Equity Fund		Destinations International Equity Fund
	August 31, 2025	February 28, 2025	August 31, 2025	February 28, 2025	August 31, 2025	February 28, 2025
OPERATIONS:
Net investment income (loss)	$6,481,206	$15,951,097	$946,324	$2,251,534	$25,811,442	$36,590,347
Net realized gain (loss)	506,818,440	814,176,233	46,303,985	117,006,604	127,802,418	183,044,664
Change in unrealized appreciation (depreciation)	(251,177,974)	(212,638,944)	5,979,678	(53,453,118)	113,298,588	(45,982,350)
Increase (Decrease) in Net Assets From Operations	262,121,672	617,488,386	53,229,987	65,805,020	266,912,448	173,652,661
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	—	(503,104,051)	—	(53,432,050)	—	(62,537,296)
Class Z	—	(60,404,106)	—	(6,447,275)	—	(6,844,464)
Decrease in Net Assets From Distributions to Shareholders	—	(563,508,157)	—	(59,879,325)	—	(69,381,760)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	415,058,603	776,617,278	22,697,767	117,602,808	60,277,679	169,733,065
Class Z	489,320,756	206,973,040	127,862,899	47,988,892	115,226,437	28,673,039
Reinvestment of distributions:
Class I	—	497,842,444	—	52,902,360	—	61,888,659
Class Z	—	59,297,429	—	6,321,522	—	6,715,166
Cost of shares repurchased:
Class I	(1,041,947,538)	(1,486,366,178)	(139,894,698)	(262,615,321)	(330,648,325)	(762,847,638)
Class Z	(532,134,011)	(335,806,573)	(136,185,722)	(75,164,227)	(128,833,999)	(120,464,003)
Increase (Decrease) in Net Assets From Fund Share Transactions	(669,702,190)	(281,442,560)	(125,519,754)	(112,963,966)	(283,978,208)	(616,301,712)
Increase (Decrease) in Net Assets	(407,580,518)	(227,462,331)	(72,289,767)	(107,038,271)	(17,065,760)	(512,030,811)
NET ASSETS:
Beginning of period	3,988,336,607	4,215,798,938	751,261,246	858,299,517	1,950,174,346	2,462,205,157
End of period	$3,580,756,089	$3,988,336,607	$678,971,479	$751,261,246	$1,933,108,586	$1,950,174,346

	Destinations Equity Income Fund		Destinations Core Fixed Income Fund
	August 31, 2025	February 28, 2025	August 31, 2025	February 28, 2025
OPERATIONS:
Net investment income (loss)	$6,500,616	$15,585,955	$33,102,193	$73,491,277
Net realized gain (loss)	32,463,118	41,729,332	(10,297,518)	(28,149,505)
Change in unrealized appreciation (depreciation)	(6,035,803)	43,869,868	1,254,483	71,414,361
Increase (Decrease) in Net Assets From Operations	32,927,931	101,185,155	24,059,158	116,756,133
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(4,809,319)	(14,248,022)	(29,830,229)	(66,261,451)
Class Z	(444,128)	(1,366,858)	(2,767,762)	(6,673,219)
Decrease in Net Assets From Distributions to Shareholders	(5,253,447)	(15,614,880)	(32,597,991)	(72,934,670)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	20,069,162	56,725,520	63,604,055	185,304,812
Class Z	55,476,122	22,428,274	9,160,798	25,602,213
Reinvestment of distributions:
Class I	4,756,268	14,115,335	29,430,600	65,558,012
Class Z	394,433	1,321,557	2,717,873	6,558,623
Cost of shares repurchased:
Class I	(83,993,985)	(223,795,561)	(280,017,392)	(499,257,354)
Class Z	(57,947,243)	(50,402,428)	(20,331,878)	(86,894,652)
Increase (Decrease) in Net Assets From Fund Share Transactions	(61,245,243)	(179,607,303)	(195,435,944)	(303,128,346)
Increase (Decrease) in Net Assets	(33,570,759)	(94,037,028)	(203,974,777)	(259,306,883)
NET ASSETS:
Beginning of period	511,122,548	605,159,576	1,753,678,108	2,012,984,991
End of period	$477,551,789	$511,122,548	$1,549,703,331	$1,753,678,108

See Notes to Financial Statements.
312

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2025 and Year Ended February 28, 2025 (unaudited)(continued)

	Destinations Low Duration Fixed Income Fund		Destinations Global Fixed Income Opportunities Fund		Destinations Municipal Fixed Income Fund
	August 31, 2025	February 28, 2025	August 31, 2025	February 28, 2025	August 31, 2025	February 28, 2025
OPERATIONS:
Net investment income (loss)	$7,809,828	$19,659,275	$23,596,365	$52,011,048	$10,149,779	$22,614,838
Net realized gain (loss)	(2,952,664)	(911,181)	(10,038,196)	8,836,122	(5,045,674)	155,360
Change in unrealized appreciation (depreciation)	2,534,436	2,800,775	9,900,432	613,542	(11,874,182)	1,746,882
Increase (Decrease) in Net Assets From Operations	7,391,600	21,548,869	23,458,601	61,460,712	(6,770,077)	24,517,080
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(7,008,253)	(18,238,753)	(21,643,777)	(47,216,425)	(10,110,243)	(23,023,763)
Class Z	(562,663)	(1,540,006)	(1,711,718)	(4,177,705)	(616,373)	(1,334,811)
Decrease in Net Assets From Distributions to Shareholders	(7,570,916)	(19,778,759)	(23,355,495)	(51,394,130)	(10,726,616)	(24,358,574)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	20,732,420	61,812,158	77,491,248	112,672,168	32,997,417	70,782,590
Class Z	2,305,864	7,601,425	5,056,840	12,610,023	6,039,436	13,772,481
Reinvestment of distributions:
Class I	6,915,212	18,055,182	21,367,906	46,714,270	9,958,456	22,732,761
Class Z	554,059	1,515,513	1,671,979	4,084,374	596,633	1,291,099
Cost of shares repurchased:
Class I	(63,087,157)	(153,152,676)	(127,634,609)	(233,835,397)	(131,797,889)	(190,744,803)
Class Z	(4,642,778)	(20,015,299)	(6,380,864)	(35,708,821)	(6,279,931)	(25,744,203)
Increase (Decrease) in Net Assets From Fund Share Transactions	(37,222,380)	(84,183,697)	(28,427,500)	(93,463,383)	(88,485,878)	(107,910,075)
Increase (Decrease) in Net Assets	(37,401,696)	(82,413,587)	(28,324,394)	(83,396,801)	(105,982,571)	(107,751,569)
NET ASSETS:
Beginning of period	321,892,424	404,306,011	739,375,401	822,772,202	753,278,480	861,030,049
End of period	$284,490,728	$321,892,424	$711,051,007	$739,375,401	$647,295,909	$753,278,480

	Destinations Multi Strategy Alternatives Fund		Destinations Shelter Fund
	August 31, 2025	February 28, 2025	August 31, 2025	February 28, 2025
OPERATIONS:
Net investment income (loss)	$11,106,950	$33,364,267	$81,188	$183,387
Net realized gain (loss)	2,993,423	29,356,971	(2,166,564)	(2,770,746)
Change in unrealized appreciation (depreciation)	479,947	(28,811,903)	6,390,547	16,103,937
Increase (Decrease) in Net Assets From Operations	14,580,320	33,909,335	4,305,171	13,516,578
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(8,767,723)	(37,824,480)	(81,540)	(321,053)
Class Z	(745,222)	(3,445,373)	(2,826)	(10,762)
Decrease in Net Assets From Distributions to Shareholders	(9,512,945)	(41,269,853)	(84,366)	(331,815)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	51,689,412	55,251,873	6,437,154	9,101,952
Class Z	4,630,635	8,103,661	131,286	203,245
Reinvestment of distributions:
Class I	8,652,326	37,412,072	81,540	321,053
Class Z	727,733	3,378,198	2,826	10,762
Cost of shares repurchased:
Class I	(97,586,109)	(279,173,481)	(12,694,834)	(24,385,545)
Class Z	(5,456,929)	(36,003,559)	(538,413)	(473,000)
Increase (Decrease) in Net Assets From Fund Share Transactions	(37,342,932)	(211,031,236)	(6,580,441)	(15,221,533)
Increase (Decrease) in Net Assets	(32,275,557)	(218,391,754)	(2,359,636)	(2,036,770)
NET ASSETS:
Beginning of period	587,838,963	806,230,717	97,887,962	99,924,732
End of period	$555,563,406	$587,838,963	$95,528,326	$97,887,962

See Notes to Financial Statements.
313

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2025 and Year Ended February 28, 2025 (unaudited)(concluded)

	Destinations Real Assets Fund
	August 31, 2025	February 28, 2025
OPERATIONS:
Net investment income (loss)	$4,295,445	$1,654,800
Net realized gain (loss)	(466,959)	(1,415,897)
Change in unrealized appreciation (depreciation)	24,746,088	(6,252,993)
Increase (Decrease) in Net Assets From Operations	28,574,574	(6,014,090)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	—	(737,152)
Class Z	—	(59,487)
Decrease in Net Assets From Distributions to Shareholders	—	(796,639)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	37,187,941	322,781,590
Class Z	5,204,088	25,169,195
Reinvestment of distributions:
Class I	—	728,474
Class Z	—	57,605
Cost of shares repurchased:
Class I	(52,729,884)	(25,285,541)
Class Z	(2,829,904)	(1,496,656)
Increase (Decrease) in Net Assets From Fund Share Transactions	(13,167,759)	321,954,667
Increase (Decrease) in Net Assets	15,406,815	315,143,938
NET ASSETS:
Beginning of period	315,143,938	—
End of period	$330,550,753	$315,143,938

See Notes to Financial Statements.
314

Financial Highlights
Destinations Large Cap Equity Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$15.51	$15.53	$12.69	$14.44	$15.84	$11.88
Income (Loss) from Operations:
Net investment income(2)	0.03	0.06	0.07	0.08	0.04	0.07
Net realized and unrealized gain (loss)	1.25	2.25	3.45	(1.14)	1.33	4.19
Total Income (Loss) from Operations	1.28	2.31	3.52	(1.06)	1.37	4.26
Less Distributions From:
Net investment income	—	(0.07)	(0.07)	(0.07)	(0.10)	(0.01)
Net realized gain	—	(2.26)	(0.61)	(0.62)	(2.67)	(0.29)
Total Distributions	—	(2.33)	(0.68)	(0.69)	(2.77)	(0.30)
Net Asset Value, End of Period	$16.79	$15.51	$15.53	$12.69	$14.44	$15.84
Total Return(3)	8.25%(4)	15.06%	28.18%	(7.21)%	7.48%	35.94%
Net Assets, End of Period (millions)	$3,259	$3,650	$3,810	$3,992	$4,783	$4,450
Ratios to Average Net Assets:
Gross expenses	0.97%(5)	0.96%	0.95%	0.96%	0.95%	0.95%
Net expenses(6)(7)	0.83%(5)	0.81%	0.80%	0.82%	0.80%	0.82%
Net investment income(6)(7)	0.34%(5)	0.35%	0.50%	0.64%	0.21%	0.56%
Portfolio Turnover Rate(8)	49%(4)	90%	95%	71%	83%	48%

(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
315

Financial Highlights(continued)
Destinations Large Cap Equity Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$11.02	$11.64	$9.65	$11.18	$12.81	$9.65
Income (Loss) from Operations:
Net investment income(2)	0.03	0.06	0.07	0.08	0.05	0.08
Net realized and unrealized gain (loss)	0.89	1.67	2.63	(0.90)	1.12	3.40
Total Income (Loss) from Operations	0.92	1.73	2.70	(0.82)	1.17	3.48
Less Distributions From:
Net investment income	—	(0.09)	(0.10)	(0.09)	(0.13)	(0.03)
Net realized gain	—	(2.26)	(0.61)	(0.62)	(2.67)	(0.29)
Total Distributions	—	(2.35)	(0.71)	(0.71)	(2.80)	(0.32)
Net Asset Value, End of Period	$11.94	$11.02	$11.64	$9.65	$11.18	$12.81
Total Return(3)	8.35%(4)	15.18%	28.50%	(7.16)%	7.65%	36.16%
Net Assets, End of Period (millions)	$322	$338	$406	$397	$506	$283
Ratios to Average Net Assets:
Gross expenses	0.83%(5)	0.81%	0.80%	0.81%	0.80%	0.80%
Net expenses(6)(7)	0.68%(5)	0.66%	0.65%	0.67%	0.65%	0.67%
Net investment income(6)(7)	0.49%(5)	0.51%	0.65%	0.79%	0.36%	0.70%
Portfolio Turnover Rate(8)	49%(4)	90%	95%	71%	83%	48%

(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
316

Financial Highlights(continued)
Destinations Small-Mid Cap Equity
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$13.09	$13.17	$11.79	$12.97	$16.43	$10.92
Income (Loss) from Operations:
Net investment income (loss)(2)	0.02	0.03	0.04	0.04	(0.01)	0.01
Net realized and unrealized gain (loss)	1.19	0.93	1.37	(0.82)	0.55	5.80
Total Income (Loss) from Operations	1.21	0.96	1.41	(0.78)	0.54	5.81
Less Distributions From:
Net investment income	—	(0.22)	(0.03)	—	—	(0.00)*
Net realized gain	—	(0.82)	—	(0.40)	(4.00)	(0.30)
Total Distributions	—	(1.04)	(0.03)	(0.40)	(4.00)	(0.30)
Net Asset Value, End of Period	$14.30	$13.09	$13.17	$11.79	$12.97	$16.43
Total Return(3)	9.24%(4)**	7.07%	12.00%	(5.86)%	1.66%	53.65%
Net Assets, End of Period (millions)	$618	$688	$775	$1,036	$1,198	$1,167
Ratios to Average Net Assets:
Gross expenses	1.18%(5)	1.15%	1.15%	1.13%	1.11%	1.11%
Net expenses(6)(7)	1.09%(5)	1.05%	1.11%	1.12%	1.10%	1.11%
Net investment income (loss)(6)(7)	0.27%(5)	0.25%	0.38%	0.36%	(0.05)%	0.09%
Portfolio Turnover Rate(8)	69%(4)	129%	115%	125%	111%	145%

*	Amount is less than $0.005 per share.
**	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended August 31, 2025 by 0.02%.
(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
317

Financial Highlights(continued)
Destinations Small-Mid Cap Equity
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$9.37	$9.71	$8.70	$9.68	$13.17	$8.80
Income (Loss) from Operations:
Net investment income(2)	0.02	0.04	0.05	0.05	0.01	0.02
Net realized and unrealized gain (loss)	0.85	0.68	1.01	(0.63)	0.50	4.67
Total Income (Loss) from Operations	0.87	0.72	1.06	(0.58)	0.51	4.69
Less Distributions From:
Net investment income	—	(0.24)	(0.05)	—	—	(0.02)
Net realized gain	—	(0.82)	—	(0.40)	(4.00)	(0.30)
Total Distributions	—	(1.06)	(0.05)	(0.40)	(4.00)	(0.32)
Net Asset Value, End of Period	$10.24	$9.37	$9.71	$8.70	$9.68	$13.17
Total Return(3)	9.28%(4)*	7.13%	12.25%	(5.78)%	1.86%	53.85%
Net Assets, End of Period (millions)	$61	$63	$83	$101	$126	$74
Ratios to Average Net Assets:
Gross expenses	1.03%(5)	1.00%	1.00%	0.98%	0.96%	0.96%
Net expenses(6)(7)	0.94%(5)	0.90%	0.96%	0.97%	0.95%	0.96%
Net investment income(6)(7)	0.43%(5)	0.40%	0.53%	0.51%	0.10%	0.22%
Portfolio Turnover Rate(8)	69%(4)	129%	115%	125%	111%	145%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended August 31, 2025 by 0.02%.
(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
318

Financial Highlights(continued)
Destinations International Equity Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$13.28	$12.75	$11.72	$13.24	$15.11	$11.30
Income (Loss) from Operations:
Net investment income(2)	0.19	0.22	0.21	0.12	0.01	0.00*
Net realized and unrealized gain (loss)	1.81	0.77	1.06	(1.33)	(1.22)	3.81
Total Income (Loss) from Operations	2.00	0.99	1.27	(1.21)	(1.21)	3.81
Less Distributions From:
Net investment income	—	(0.32)	(0.24)	(0.20)	(0.03)	(0.00)*
Net realized gain	—	(0.14)	—	(0.11)	(0.63)	—
Total Distributions	—	(0.46)	(0.24)	(0.31)	(0.66)	—
Net Asset Value, End of Period	$15.28	$13.28	$12.75	$11.72	$13.24	$15.11
Total Return(3)	15.06%(4)	7.95%	10.84%	(9.07)%	(8.36)%	33.76%
Net Assets, End of Period (millions)	$1,758	$1,785	$2,222	$1,840	$2,419	$2,288
Ratios to Average Net Assets:
Gross expenses	1.28%(5)	1.27%	1.25%	1.26%	1.24%	1.24%
Net expenses(6)(7)	1.06%(5)	1.06%	1.05%	1.16%	1.20%	1.23%
Net investment income(6)(7)	2.66%(5)	1.67%	1.73%	1.02%	0.05%	0.02%
Portfolio Turnover Rate(8)	26%(4)	62%	69%	66%	48%	38%

*	Amount is less than $0.005 per share.
(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
319

Financial Highlights(continued)
Destinations International Equity Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$11.35	$10.97	$10.11	$11.48	$13.18	$9.86
Income (Loss) from Operations:
Net investment income(2)	0.17	0.21	0.19	0.12	0.02	0.02
Net realized and unrealized gain (loss)	1.55	0.65	0.92	(1.16)	(1.05)	3.32
Total Income (Loss) from Operations	1.72	0.86	1.11	(1.04)	(1.03)	3.34
Less Distributions From:
Net investment income	—	(0.34)	(0.25)	(0.22)	(0.04)	(0.02)
Net realized gain	—	(0.14)	—	(0.11)	(0.63)	—
Total Distributions	—	(0.48)	(0.25)	(0.33)	(0.67)	(0.02)
Net Asset Value, End of Period	$13.07	$11.35	$10.97	$10.11	$11.48	$13.18
Total Return(3)	15.15%(4)	8.07%	11.06%	(8.98)%	(8.16)%	33.91%
Net Assets, End of Period (millions)	$175	$165	$240	$184	$253	$145
Ratios to Average Net Assets:
Gross expenses	1.12%(5)	1.13%	1.10%	1.11%	1.09%	1.09%
Net expenses(6)(7)	0.91%(5)	0.91%	0.90%	1.01%	1.05%	1.08%
Net investment income(6)(7)	2.81%(5)	1.85%	1.84%	1.18%	0.13%	0.14%
Portfolio Turnover Rate(8)	26%(4)	62%	69%	66%	48%	38%

(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
320

Financial Highlights(continued)
Destinations Equity Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$13.31	$11.49	$11.27	$11.91	$10.26	$9.74
Income (Loss) from Operations:
Net investment income(2)	0.18	0.34	0.34	0.36	0.34	0.34
Net realized and unrealized gain (loss)	0.81	1.82	0.32	(0.47)	1.65	0.63
Total Income (Loss) from Operations	0.99	2.16	0.66	(0.11)	1.99	0.97
Less Distributions From:
Net investment income	(0.15)	(0.34)	(0.39)	(0.34)	(0.34)	(0.31)
Net realized gain	—	—	(0.05)	(0.19)	—	(0.14)
Total Distributions	(0.15)	(0.34)	(0.44)	(0.53)	(0.34)	(0.45)
Net Asset Value, End of Period	$14.15	$13.31	$11.49	$11.27	$11.91	$10.26
Total Return(3)	7.49%(4)*	19.07%	6.09%	(0.83)%	19.68%	10.37%
Net Assets, End of Period (millions)	$442	$475	$550	$652	$469	$375
Ratios to Average Net Assets:
Gross expenses	1.07%(5)	1.05%	1.06%	1.04%	1.04%	1.03%
Net expenses(6)(7)	0.96%(5)	0.93%	0.96%	0.94%	0.92%	0.92%
Net investment income(6)(7)	2.70%(5)	2.72%	3.10%	3.10%	2.94%	3.60%
Portfolio Turnover Rate(8)	38%(4)	45%	51%	46%	58%	54%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended August 31, 2025 by 0.01%.
(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
321

Financial Highlights(continued)
Destinations Equity Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$12.83	$11.08	$10.89	$11.52	$9.94	$9.44
Income (Loss) from Operations:
Net investment income(2)	0.18	0.35	0.34	0.36	0.35	0.34
Net realized and unrealized gain (loss)	0.78	1.76	0.30	(0.45)	1.59	0.62
Total Income (Loss) from Operations	0.96	2.11	0.64	(0.09)	1.94	0.96
Less Distributions From:
Net investment income	(0.15)	(0.36)	(0.40)	(0.35)	(0.36)	(0.32)
Net realized gain	—	—	(0.05)	(0.19)	—	(0.14)
Total Distributions	(0.15)	(0.36)	(0.45)	(0.54)	(0.36)	(0.46)
Net Asset Value, End of Period	$13.64	$12.83	$11.08	$10.89	$11.52	$9.94
Total Return(3)	7.59%(4)*	19.30%	6.17%	(0.65)%	19.71%	10.63%
Net Assets, End of Period (millions)	$36	$36	$55	$60	$44	$24
Ratios to Average Net Assets:
Gross expenses	0.92%(5)	0.90%	0.91%	0.89%	0.89%	0.88%
Net expenses(6)(7)	0.81%(5)	0.78%	0.81%	0.79%	0.77%	0.77%
Net investment income(6)(7)	2.87%(5)	2.93%	3.23%	3.24%	3.09%	3.72%
Portfolio Turnover Rate(8)	38%(4)	45%	51%	46%	58%	54%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended August 31, 2025 by 0.01%.
(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
322

Financial Highlights(continued)
Destinations Core Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$8.49	$8.30	$8.31	$9.52	$10.19	$10.42
Income (Loss) from Operations:
Net investment income(2)	0.17	0.32	0.26	0.24	0.12	0.20
Net realized and unrealized gain (loss)	(0.04)	0.19	0.02	(1.21)	(0.38)	(0.20)
Total Income (Loss) from Operations	0.13	0.51	0.28	(0.97)	(0.26)	—
Less Distributions From:
Net investment income	(0.17)	(0.32)	(0.27)	(0.24)	(0.13)	(0.20)
Net realized gain	—	—	—	—	(0.28)	(0.03)
Return of capital	—	—	(0.02)	—	—	—
Total Distributions	(0.17)	(0.32)	(0.29)	(0.24)	(0.41)	(0.23)
Net Asset Value, End of Period	$8.45	$8.49	$8.30	$8.31	$9.52	$10.19
Total Return(3)	1.57%(4)	6.30%	3.42%	(10.19)%	(2.72)%	0.05%
Net Assets, End of Period (millions)	$1,417	$1,612	$1,821	$1,793	$2,002	$2,079
Ratios to Average Net Assets:
Gross expenses	0.90%(5)	0.89%	0.88%	0.89%	0.87%	0.87%
Net expenses(6)(7)	0.87%(5)	0.84%	0.80%	0.81%	0.79%	0.78%
Net investment income(6)(7)	4.05%(5)	3.84%	3.14%	2.82%	1.18%	1.91%
Portfolio Turnover Rate(7)	80%(4)	168%	181%	198%	240%	204%

(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
323

Financial Highlights(continued)
Destinations Core Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$8.75	$8.54	$8.55	$9.79	$10.46	$10.69
Income (Loss) from Operations:
Net investment income(2)	0.18	0.34	0.28	0.26	0.14	0.22
Net realized and unrealized gain (loss)	(0.03)	0.21	0.01	(1.24)	(0.39)	(0.21)
Total Income (Loss) from Operations	0.15	0.55	0.29	(0.98)	(0.25)	0.01
Less Distributions From:
Net investment income	(0.18)	(0.34)	(0.28)	(0.26)	(0.14)	(0.21)
Net realized gain	—	—	—	—	(0.28)	(0.03)
Return of capital	—	—	(0.02)	—	—	—
Total Distributions	(0.18)	(0.34)	(0.30)	(0.26)	(0.42)	(0.24)
Net Asset Value, End of Period	$8.72	$8.75	$8.54	$8.55	$9.79	$10.46
Total Return(3)	1.72%(4)	6.51%	3.45%	(10.08)%	(2.50)%	0.17%
Net Assets, End of Period (millions)	$133	$142	$192	$170	$202	$121
Ratios to Average Net Assets:
Gross expenses	0.75%(5)	0.74%	0.73%	0.74%	0.72%	0.72%
Net expenses(6)(7)	0.72%(5)	0.69%	0.65%	0.66%	0.64%	0.63%
Net investment income(6)(7)	4.20%(5)	3.98%	3.28%	2.96%	1.36%	2.05%
Portfolio Turnover Rate(8)	80%(4)	168%	181%	198%	240%	204%

(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
324

Financial Highlights(continued)
Destinations Low Duration Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$9.34	$9.30	$9.19	$9.68	$9.73	$9.75
Income (Loss) from Operations:
Net investment income(2)	0.24	0.49	0.55	0.42	0.30	0.34
Net realized and unrealized gain (loss)	(0.01)	0.05	0.12	(0.39)	0.03	(0.02)
Total Income from Operations	0.23	0.54	0.67	0.03	0.33	0.32
Less Distributions From:
Net investment income	(0.24)	(0.50)	(0.56)	(0.51)	(0.37)	(0.34)
Net realized gain	—	—	—	(0.01)	(0.01)	—
Total Distributions	(0.24)	(0.50)	(0.56)	(0.52)	(0.38)	(0.34)
Net Asset Value, End of Period	$9.33	$9.34	$9.30	$9.19	$9.68	$9.73
Total Return(3)	2.49%(4)	5.87%	7.55%	0.37%	3.40%	3.43%
Net Assets, End of Period (millions)	$263	$299	$371	$451	$539	$418
Ratios to Average Net Assets:
Gross expenses	1.02%(5)	0.99%	0.99%	0.96%	0.93%	0.95%
Net expenses(6)(7)	0.97%(5)	0.93%	0.95%	0.94%	0.93%	0.95%
Net investment income(6)(7)	5.16%(5)	5.19%	5.98%	4.51%	3.09%	3.63%
Portfolio Turnover Rate(8)	37%(4)	87%	98%	98%	107%	168%

(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
325

Financial Highlights(continued)
Destinations Low Duration Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$9.60	$9.53	$9.40	$9.89	$9.93	$9.94
Income (Loss) from Operations:
Net investment income(2)	0.26	0.51	0.58	0.44	0.33	0.36
Net realized and unrealized gain (loss)	(0.01)	0.05	0.12	(0.40)	0.02	(0.02)
Total Income from Operations	0.25	0.56	0.70	0.04	0.35	0.34
Less Distributions From:
Net investment income	(0.25)	(0.49)	(0.57)	(0.52)	(0.38)	(0.35)
Net realized gain	—	—	—	(0.01)	(0.01)	—
Total Distributions	(0.25)	(0.49)	(0.57)	(0.53)	(0.39)	(0.35)
Net Asset Value, End of Period	$9.60	$9.60	$9.53	$9.40	$9.89	$9.93
Total Return(3)	2.60%(4)	6.03%	7.74%	0.49%	3.56%	3.60%
Net Assets, End of Period (millions)	$21	$23	$34	$37	$49	$22
Ratios to Average Net Assets:
Gross expenses	0.87%(5)	0.84%	0.84%	0.80%	0.78%	0.80%
Net expenses(6)(7)	0.82%(5)	0.78%	0.80%	0.79%	0.78%	0.80%
Net investment income(6)(7)	5.31%(5)	5.35%	6.13%	4.63%	3.28%	3.78%
Portfolio Turnover Rate(8)	37%(4)	87%	98%	98%	107%	168%

(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
326

Financial Highlights(continued)
Destinations Global Fixed Income Opportunities Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$9.44	$9.32	$9.12	$9.76	$10.02	$9.83
Income (Loss) from Operations:
Net investment income(2)	0.31	0.60	0.58	0.44	0.32	0.40
Net realized and unrealized gain (loss)	0.01	0.12	0.21	(0.65)	(0.17)	0.19
Total Income (Loss) from Operations	0.32	0.72	0.79	(0.21)	0.15	0.59
Less Distributions From:
Net investment income	(0.31)	(0.60)	(0.59)	(0.43)	(0.41)	(0.40)
Total Distributions	(0.31)	(0.60)	(0.59)	(0.43)	(0.41)	(0.40)
Net Asset Value, End of Period	$9.45	$9.44	$9.32	$9.12	$9.76	$10.02
Total Return(3)	3.37%(4)	7.98%	8.98%	(2.09)%	1.49%	6.28%
Net Assets, End of Period (millions)	$658	$687	$752	$662	$699	$718
Ratios to Average Net Assets:
Gross expenses(5)	1.15%(6)	1.15%	1.15%	1.14%	1.19%	1.13%
Net expenses(5)(7)(8)	1.06%(6)	1.03%	1.02%	1.03%	1.08%	1.02%
Net investment income(7)(8)	6.63%(6)	6.44%	6.42%	4.70%	3.17%	4.17%
Portfolio Turnover Rate(9)	54%(4)	112%	83%	58%	90%	164%

(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)
Ratios include interest and dividend expense on short sales which represent 0.01%, 0.05%, 0.05%, 0.04%, 0.09% and 0.05% (annualized) for the period ended August 31, 2025, for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023, for the year ended February 28, 2022 and for the year ended February 28, 2021, respectively.

(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(9)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
327

Financial Highlights(continued)
Destinations Global Fixed Income Opportunities Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$9.65	$9.51	$9.30	$9.94	$10.19	$9.99
Income (Loss) from Operations:
Net investment income(2)	0.33	0.63	0.61	0.46	0.34	0.42
Net realized and unrealized gain (loss)	—	0.12	0.20	(0.66)	(0.17)	0.19
Total Income (Loss) from Operations	0.33	0.75	0.81	(0.20)	0.17	0.61
Less Distributions From:
Net investment income	(0.32)	(0.61)	(0.60)	(0.44)	(0.42)	(0.41)
Total Distributions	(0.32)	(0.61)	(0.60)	(0.44)	(0.42)	(0.41)
Net Asset Value, End of Period	$9.66	$9.65	$9.51	$9.30	$9.94	$10.19
Total Return(3)	3.48%(4)	8.18%	9.06%	(1.91)%	1.67%	6.43%
Net Assets, End of Period (millions)	$53	$52	$70	$57	$66	$40
Ratios to Average Net Assets:
Gross expenses(5)	1.00%(6)	1.00%	1.00%	0.99%	1.04%	0.98%
Net expenses(5)(7)(8)	0.91%(6)	0.88%	0.87%	0.88%	0.93%	0.87%
Net investment income (loss)(7)(8)	6.78%(6)	6.60%	6.58%	4.83%	3.30%	4.31%
Portfolio Turnover Rate(9)	54%(4)	112%	83%	58%	90%	164%

(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)
Ratios include interest and dividend expense on short sales which represent 0.01%, 0.05%, 0.05%, 0.04%, 0.09% and 0.05% (annualized) for the period ended August 31, 2025, for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023, for the year ended February 28, 2022 and for the year ended February 28, 2021, respectively.

(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(9)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
328

Financial Highlights(continued)
Destinations Municipal Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$9.69	$9.68	$9.54	$10.07	$10.38	$10.61
Income (Loss) from Operations:
Net investment income(2)	0.14	0.27	0.25	0.16	0.10	0.13
Net realized and unrealized gain (loss)	(0.22)	0.03	0.16	(0.50)	(0.26)	(0.13)
Total Income (Loss) from Operations	(0.08)	0.30	0.41	(0.34)	(0.16)	—
Less Distributions From:
Net investment income	(0.15)	(0.29)	(0.27)	(0.19)	(0.13)	(0.16)
Net realized gain	—	—	—	—	(0.02)	(0.07)
Total Distributions	(0.15)	(0.29)	(0.27)	(0.19)	(0.15)	(0.23)
Net Asset Value, End of Period	$9.46	$9.69	$9.68	$9.54	$10.07	$10.38
Total Return(3)	(0.80)%(4)	3.16%	4.42%	(3.37)%	(1.53)%	0.00%
Net Assets, End of Period (millions)	$610	$715	$812	$819	$887	$884
Ratios to Average Net Assets:
Gross expenses	0.95%(5)	0.94%	0.94%	0.94%	0.93%	0.93%
Net expenses(6)(7)	0.84%(5)	0.81%	0.78%	0.78%	0.76%	0.77%
Net investment income(6)(7)	2.96%(5)	2.77%	2.59%	1.62%	0.97%	1.26%
Portfolio Turnover Rate(8)	26%(4)	42%	58%	48%	41%	38%

(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
329

Financial Highlights(continued)
Destinations Municipal Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$9.74	$9.71	$9.57	$10.10	$10.40	$10.64
Income (Loss) from Operations:
Net investment income(2)	0.15	0.29	0.26	0.17	0.12	0.15
Net realized and unrealized gain (loss)	(0.22)	0.03	0.17	(0.50)	(0.25)	(0.14)
Total Income (Loss) from Operations	(0.07)	0.32	0.43	(0.33)	(0.13)	0.01
Less Distributions From:
Net investment income	(0.16)	(0.29)	(0.29)	(0.20)	(0.15)	(0.18)
Net realized gain	—	—	—	—	(0.02)	(0.07)
Total Distributions	(0.16)	(0.29)	(0.29)	(0.20)	(0.17)	(0.25)
Net Asset Value, End of Period	$9.51	$9.74	$9.71	$9.57	$10.10	$10.40
Total Return(3)	(0.72)%(4)	3.34%	4.56%	(3.21)%	(1.29)%	0.05%
Net Assets, End of Period (millions)	$37	$38	$49	$44	$45	$26
Ratios to Average Net Assets:
Gross expenses	0.80%(5)	0.79%	0.79%	0.79%	0.78%	0.78%
Net expenses(6)(7)	0.69%(5)	0.66%	0.63%	0.63%	0.61%	0.62%
Net investment income(6)(7)	3.09%(5)	2.94%	2.74%	1.77%	1.14%	1.40%
Portfolio Turnover Rate(8)	26%(4)	42%	58%	48%	41%	38%

(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
330

Financial Highlights(continued)
Destinations Multi Strategy Alternatives Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$10.29	$10.45	$10.10	$10.22	$10.57	$9.67
Income (Loss) from Operations:
Net investment income(2)	0.20	0.50	0.53	0.31	0.10	0.14
Net realized and unrealized gain (loss)	0.07	(0.02)	0.50	(0.13)	0.03	0.91
Total Income from Operations	0.27	0.48	1.03	0.18	0.13	1.05
Less Distributions From:
Net investment income	(0.17)	(0.63)	(0.68)	(0.27)	(0.22)	(0.15)
Net realized gain	—	(0.01)	—	(0.03)	(0.26)	—
Total Distributions	(0.17)	(0.64)	(0.68)	(0.30)	(0.48)	(0.15)
Net Asset Value, End of Period	$10.39	$10.29	$10.45	$10.10	$10.22	$10.57
Total Return(3)	2.69%(4)*	4.71%	10.51%	1.87%	1.25%	11.09%
Net Assets, End of Period (millions)	$514	$546	$739	$851	$1,165	$1,102
Ratios to Average Net Assets:
Gross expenses(5)	1.63%(6)	1.63%	1.67%	1.75%	1.75%	1.79%
Net expenses(5)(7)(8)	1.27%(6)	1.22%	1.23%	1.30%	1.31%	1.40%
Net investment income(7)(8)	3.96%(6)	4.75%	5.20%	3.13%	0.93%	1.40%
Portfolio Turnover Rate(9)	30%(4)	58%	79%	70%	90%	150%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended August 31, 2025 by 0.01%.
(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)
Ratios include interest and dividend expense on short sales which represent 0.01%, 0.03%, 0.08%, 0.15%, 0.19% and 0.22% (annualized) for the period ended August 31, 2025, for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023, for the year ended February 28, 2022 and for the year ended February 28, 2021, respectively.

(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(9)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
331

Financial Highlights(continued)
Destinations Multi Strategy Alternatives Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2025(1)	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$9.99	$10.16	$9.85	$9.96	$10.32	$9.44
Income (Loss) from Operations:
Net investment income(2)	0.20	0.51	0.54	0.32	0.11	0.14
Net realized and unrealized gain (loss)	0.08	(0.02)	0.47	(0.12)	0.03	0.91
Total Income from Operations	0.28	0.49	1.01	0.20	0.14	1.05
Less Distributions From:
Net investment income	(0.18)	(0.64)	(0.70)	(0.28)	(0.24)	(0.17)
Net realized gain	—	(0.02)	—	(0.03)	(0.26)	—
Total Distributions	(0.18)	(0.66)	(0.70)	(0.31)	(0.50)	(0.17)
Net Asset Value, End of Period	$10.09	$9.99	$10.16	$9.85	$9.96	$10.32
Total Return(3)	2.83%(4)*	4.88%	10.50%	2.16%	1.31%	11.29%
Net Assets, End of Period (millions)	$42	$42	$67	$72	$108	$60
Ratios to Average Net Assets:
Gross expenses(5)	1.48%(6)	1.48%	1.52%	1.60%	1.60%	1.64%
Net expenses(5)(7)(8)	1.12%(6)	1.08%	1.08%	1.15%	1.16%	1.25%
Net investment income(7)(8)	4.08%(6)	4.96%	5.36%	3.24%	1.10%	1.52%
Portfolio Turnover Rate(9)	30%(4)	58%	79%	70%	90%	150%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended August 31, 2025 by 0.01%.
(1)	Figures are for the period ended August 31, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)
Ratios include interest and dividend expense on short sales which represent 0.01%, 0.03%, 0.08%, 0.15%, 0.19% and 0.22% (annualized) for the period ended August 31, 2025, for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023, for the year ended February 28, 2022 and for the year ended February 28, 2021, respectively.

(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(9)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
332

Financial Highlights(continued)
Destinations Shelter Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2025(1)	2025	2024	2023	2022(1)
Net asset value, Beginning of Period	$11.98	$10.48	$8.70	$9.56	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.01	0.02	0.04	0.03	0.01
Net realized and unrealized gain (loss)	0.55	1.52	1.78	(0.85)	(0.44)
Total Income (Loss) from Operations	0.56	1.54	1.82	(0.82)	(0.43)
Less Distributions From:
Net investment income	(0.01)	(0.04)	(0.04)	(0.02)	(0.01)
Net realized gain	—	—	—	(0.02)	—
Total Distributions	(0.01)	(0.04)	(0.04)	(0.04)	(0.01)
Net Asset Value, End of Period	$12.53	$11.98	$10.48	$8.70	$9.56
Total Return(3)	4.68%(4)*	14.70%	20.91%	(8.56)%	(4.33)%(4)
Net Assets, End of Period (millions)	$94	$96	$98	$99	$123
Ratios to Average Net Assets:
Gross expenses	1.24%(5)	1.22%	1.31%	1.40%	1.40%(5)
Net expenses(6)	1.18%(5)	1.16%	1.19%	1.29%	1.27%(5)
Net investment income(6)	0.17%(5)	0.18%	0.47%	0.33%	0.27%(5)
Portfolio Turnover Rate(7)	3%(4)	9%	5%	5%	2%(4)

*
The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(1)	Figures are for the period ended August 31, 2025 (unaudited) and for the period from Class inception (October 26, 2021) through the period ended February 28, 2022.
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
333

Financial Highlights(continued)
Destinations Shelter Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2025(1)	2025	2024	2023	2022(1)
Net asset value, Beginning of Period	$11.83	$10.35	$8.60	$9.44	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.02	0.04	0.06	0.04	0.01
Net realized and unrealized gain (loss)	0.55	1.49	1.74	(0.83)	(0.56)
Total Income (Loss) from Operations	0.57	1.53	1.80	(0.79)	(0.55)
Less Distributions From:
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)
Net realized gain	—	—	—	(0.02)	—
Total Distributions	(0.02)	(0.05)	(0.05)	(0.05)	(0.01)
Net Asset Value, End of Period	$12.38	$11.83	$10.35	$8.60	$9.44
Total Return(3)	4.79%(4)*	14.93%	20.95%	(8.33)%	5.51%(4)
Net Assets, End of Period (millions)	$2	$2	$2	$2	$2
Ratios to Average Net Assets:
Gross expenses	1.09%(5)	1.06%	1.15%	1.25%	1.22%(5)
Net expenses(6)	1.03%(5)	1.00%	1.04%	1.14%	1.04%(5)
Net investment income(6)	0.32%(5)	0.33%	0.63%	0.48%	0.30%(5)
Portfolio Turnover Rate(7)	3%(4)	9%	5%	5%	2%(4)

*
The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(1)	Figures are for the period ended August 31, 2025 (unaudited) and for the period from Class inception (December 2, 2021) through the period ended February 28, 2022.
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
334

Financial Highlights(continued)
Destinations Real Assets Fund
For a share of beneficial interest outstanding throughout the period ended February 28, 2025, unless otherwise noted:

	Class I
	2025(1)	2025(1)
Net asset value, Beginning of Period	$2.20	$2.24(2)
Income (Loss) from Operations:
Net investment income(3)	0.03	0.01
Net realized and unrealized gain (loss)	0.18	(0.05)
Total Income (Loss) from Operations	0.21	(0.04)
Less Distributions From:
Net investment income	—	(0.00)(4)
Total Distributions	—	(0.00)(4)
Net Asset Value, End of Period	$2.41	$2.20
Total Return(5)	9.55%(6)	(1.54)%(6)
Net Assets, End of Period (millions)	$303	$292
Ratios to Average Net Assets:
Gross expenses	1.39%(7)	1.49%(7)
Net expenses(8)(9)	1.14%(7)	1.24%(7)
Net investment income(8)(9)	2.73%(7)	1.86%(7)
Portfolio Turnover Rate(10)	48%(6)	27%(6)

(1)	Figures are for the period ended August 31, 2025 (unaudited) and for the period from November 14, 2024, when the Fund reopened, through the period ended February 28, 2025.
(2)	Reflects opening NAV on November 14, 2024.
(3)	Per share amounts have been calculated using the average shares method.
(4)	Amounts represent less than 0.01.
(5)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(6)	Not annualized.
(7)	Annualized.
(8)	Reflects fee waivers and/or expense reimbursements.
(9)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(10)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
335

Financial Highlights(concluded)
Destinations Real Assets Fund
For a share of beneficial interest outstanding throughout the period ended February 28, 2025, unless otherwise noted:

	Class Z
	2025(1)	2025(1)
Net asset value, Beginning of Period	$1.95	$1.99(2)
Income (Loss) from Operations:
Net investment income(3)	0.03	0.01
Net realized and unrealized gain (loss)	0.16	(0.04)
Total Income (Loss) from Operations	0.19	(0.03)
Less Distributions From:
Net investment income	—	(0.01)
Total Distributions	—	(0.01)
Net Asset Value, End of Period	$2.14	$1.95
Total Return(4)	9.74%(5)	(1.71)%(5)
Net Assets, End of Period (millions)	$28	$23
Ratios to Average Net Assets:
Gross expenses	1.23%(6)	1.39%(6)
Net expenses(7)(8)	0.98%(6)	1.13%(6)
Net investment income(7)(8)	2.89%(6)	1.88%(6)
Portfolio Turnover Rate(9)	48%(5)	27%(5)

(1)	Figures are for the period ended August 31, 2025 (unaudited) and for the period from November 14, 2024, when the Fund reopened, through the period ended February 28, 2025.
(2)	Reflects opening NAV on November 14, 2024.
(3)	Per share amounts have been calculated using the average shares method.
(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)	Not annualized.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(9)	Reflects the rate for the Fund as a whole; not on a share class basis.
See Notes to Financial Statements.
336

Notes to Financial Statements
August 31, 2025 (unaudited)
1. Organization
Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund, Destinations Shelter Fund and Destinations Real Assets Fund (reopened on November 14, 2024) (individually, a “Fund” and collectively, the “Funds”). The Destinations Funds are used to implement certain model-based advisory programs. Client assets from such advisory programs were reallocated into the Fund as of November 14, 2024, and, accordingly, audited financial statements have only been provided for the period from November 14, 2024 until the Fund’s fiscal year end on February 28, 2025. Because the Fund was not an active component in those advisory programs during its 2022, 2023 and 2024 fiscal years, there were no audited financial statements for the Fund during those fiscal years. For the Fund’s 2022, 2023 and 2024 fiscal years, the Adviser was the sole beneficial owner of the Fund, and the Fund had only de minimis assets, which consisted entirely of cash. Because the Fund was not obligated to conduct an audit for the fiscal years ended 2022, 2023 and 2024, unaudited financial statements for those time periods have not been included within this report. Each Fund currently offers two classes of shares designated as Class I and Class Z shares.
Orion Portfolio Solutions LLC serves as the investment adviser to the Funds and conducts business as Brinker Capital Investments (“Brinker Capital” or the “Adviser”). The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.
2. Accounting Policies
The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies.
Each class of shares represents an interest in the same portfolio of investments of each fund and has equal rights to voting, redemption, dividends and liquidation, except that each class bears different class expenses and each has exclusive voting rights with respect to matters that relate solely to that class or for which the interests of one class differ from the interests of another class. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
3. Investment valuation
Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).
Futures contracts are valued at the last posted settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.
Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at the last reported net asset value per share.
Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.
Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service;
337

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
3. Investment valuation (continued)
such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.
The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. Pursuant to the requirements of the 1940 Act and Rule 2a-5, the Board designated a committee of persons at the investment adviser as the “Valuation Designee” to perform fair value determinations and approved revised policies and procedures for the Trust. The Valuation Designee is subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Valuation Designee’s fair value determinations. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).
Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:
Level 1 —	unadjusted quoted prices in active markets for identical securities.
Level 2 —	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
338

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
3. Investment valuation (continued)
Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
339

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
3. Investment valuation (continued)
The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at August 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$53,858,578	$53,858,578	$—	$—
Communications	442,001,218	442,001,218	—	—
Consumer Cyclical	347,661,731	347,661,731	—	—
Consumer Non-cyclical	427,271,046	427,271,046	—	—
Energy	95,966,802	95,966,802	—	—
Financial	610,649,623	610,649,623	—	—
Industrial	350,255,470	350,255,470	—	—
Technology	990,868,232	990,864,950	—	3,282
Utilities	24,323,677	24,323,677	—	—
Exchange Traded Funds (ETFs)	202,534,989	202,534,989	—	—
Preferred Stocks	805,254	—	—	805,254
Short-Term Investments:
Time Deposits	29,223,918	—	29,223,918	—
Total Investments, at value	$3,575,420,538	$3,545,388,084	$29,223,918	$808,536
Other Financial Instruments – Assets
Futures Contracts	$60,357	$60,357	$—	$—
Total Other Financial Instruments – Assets	$60,357	$60,357	$—	$—
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$31,291,307	$31,291,307	$—	$—
Communications	25,782,832	25,782,832	—	—
Consumer Cyclical	79,918,285	79,918,285	—	—
Consumer Non-cyclical	122,532,319	122,532,137	—	182
Energy	28,673,303	28,673,303	—	—
Financial	127,126,577	127,126,577	—	—*
Government	32,106	32,106	—	—
Industrial	133,719,846	133,719,846	—	—
Technology	66,799,588	66,799,588	—	—
Utilities	24,653,178	24,653,178	—	—
Exchange Traded Funds (ETFs)	29,029,500	29,029,500	—	—
Limited Partnership	13,043	13,043	—	—
Closed-End Fund	2,484	2,484	—	—
Warrant	136	136	—	—
Right	—*	—	—*	—
Short-Term Investments:
Time Deposits	9,325,168	—	9,325,168	—
Money Market Fund	4,348,045	4,348,045	—	—
Total Investments, at value	$683,247,717	$673,922,367	$9,325,168	$182

340

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund (continued)
Other Financial Instruments – Assets
Futures Contracts	$130,236	$130,236	$—	$—
Total Other Financial Instruments – Assets	$130,236	$130,236	$—	$—
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$41,095,649	$—	$41,095,649	$—
Austria	795,158	—	795,158	—
Belgium	3,719,240	—	3,719,240	—
Bermuda	2,928,958	—	2,928,958	—
Brazil	27,514,754	3,475,819	24,038,935	—
Canada	118,935,610	26,144,493	92,791,117	—
Chile	1,086,910	917,163	169,747	—
China	69,897,248	18,344,053	51,553,195	—
Denmark	22,977,487	2,630,189	20,347,298	—
Finland	28,875,132	—	28,875,132	—
France	130,111,288	—	130,111,288	—
Germany	111,759,776	—	111,759,776	—
Greece	4,399,281	—	4,399,281	—
Hong Kong	34,516,541	4,655,610	29,860,931	—
India	106,007,759	3,023,059	102,984,700	—
Indonesia	13,353,540	—	13,353,540	—
Ireland	26,437,210	3,500,491	22,936,719	—
Israel	6,856,876	3,216,946	3,639,930	—
Italy	60,639,229	—	60,639,229	—
Japan	267,103,015	—	267,103,015	—
Luxembourg	7,617,912	763,536	6,854,376	—
Macau	160,265	—	160,265	—
Mexico	10,986,884	—	10,986,884	—
Netherlands	67,230,176	2,671,462	64,558,714	—
New Zealand	1,094,796	—	1,094,796	—
Norway	19,040,240	—	19,040,240	—
Peru	3,067,367	3,067,367	—	—
Philippines	3,170,915	—	3,170,915	—
Poland	4,177,612	—	4,177,612	—
Portugal	6,327,990	—	6,327,990	—
Russia	817	—	—	817
Saudi Arabia	2,341,059	—	2,341,059	—
Singapore	15,933,311	5,698,645	10,234,666	—
South Africa	3,598,203	624,168	2,974,035	—
South Korea	75,923,185	—	75,923,185	—
Spain	28,648,641	—	28,648,641	—
Sweden	38,753,239	2,434,994	36,318,245	—
Switzerland	84,008,917	2,935,960	81,072,957	—
Taiwan	74,702,447	5,797,838	68,904,609	—

341

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Thailand	$2,075,464	$—	$2,075,464	$—
Turkey	451,404	—	451,404	—
United Arab Emirates	604,336	—	604,336	—
United Kingdom	191,185,493	8,271,068	182,758,253	156,172
United States	36,057,720	34,242,106	874,022	941,592
Uruguay	10,608,784	10,608,784	—	—
Vietnam	1,797,716	—	1,797,716	—
Exchange Traded Funds (ETFs)	119,621,682	119,621,682	—	—
Preferred Stocks:
Germany	3,450,069	—	3,450,069	—
United States	52,676	—	—	52,676
Warrants:
Canada	—*	—	—	—*
United States	915	915	—	—
Rights	2	—	2	—
Short-Term Investments:
Time Deposits	23,567,470	—	23,567,470	—
U.S. Government Agency	6,204,285	—	6,204,285	—
Money Market Fund	4,089,594	4,089,594	—	—
Total Investments, at value	$1,925,562,247	$266,735,942	$1,657,675,048	$1,151,257
Other Financial Instruments – Assets
Futures Contracts	$116,391	$116,391	$—	$—
Total Other Financial Instruments – Assets	$116,391	$116,391	$—	$—
Other Financial Instruments – Liabilities
OTC Total Return Swaps	$(2,808,804)	$—	$(2,808,804)	$—
Total Other Financial Instruments – Liabilities	$(2,808,804)	$—	$(2,808,804)	$—
Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$11,678,860	$5,505,088	$6,173,772	$—
Communications	28,140,449	21,371,683	6,768,766	—
Consumer Cyclical	28,033,517	23,820,001	4,213,516	—
Consumer Non-cyclical	82,036,279	49,970,962	32,065,317	—
Energy	42,727,899	23,336,193	19,391,706	—
Financial	99,389,185	68,032,511	31,356,674	—
Industrial	38,858,292	17,281,603	21,576,689	—
Technology	16,787,741	15,229,912	1,557,829	—
Utilities	47,244,100	37,160,060	10,084,040	—
Exchange Traded Funds (ETFs)	68,371,912	68,371,912	—	—
Convertible Preferred Stock	2,589,816	2,589,816	—	—
Limited Partnership	2,499,367	2,499,367	—	—
Warrant	1,313,438	1,313,438	—	—

342

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund (continued)
Investments, at value (continued)
Short-Term Investments:
Corporate Note	$1,345,950	$—	$1,345,950	$—
Time Deposits	5,279,876	—	5,279,876	—
Money Market Fund	678,050	678,050	—	—
Total Investments, at value	$476,974,731	$337,160,596	$139,814,135	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(231,985)	$(231,985)	$—	$—
Total Other Financial Instruments – Liabilities	$(231,985)	$(231,985)	$—	$—
Destinations Core Fixed Income Fund
Investments, at value
Mortgage-Backed Securities	$433,744,667	$—	$433,744,667	$—
U.S. Government Agencies & Obligations	418,267,908	—	418,267,908	—
Corporate Bonds & Notes	272,427,799	—	272,427,799	—
Collateralized Mortgage Obligations	251,303,609	—	251,303,609	—
Asset-Backed Securities	166,112,722	—	166,112,722	—
Sovereign Bonds	7,864,353	—	7,864,353	—
Senior Loans	4,292,168	—	4,292,168	—
Municipal Bonds	1,543,661	—	1,543,661	—
Exchange Traded Fund (ETF)	30,232,657	30,232,657	—	—
Short-Term Investments:
Time Deposits	32,617,959	—	32,617,959	—
Money Market Fund	129,981	129,981	—	—
Total Investments, at value	$1,618,537,484	$30,362,638	$1,588,174,846	$—
Other Financial Instruments – Assets
Futures Contracts	$2,664	$2,664	$—	$—
Centrally Cleared Interest Rate Swaps	834,698	—	834,698	—
Total Other Financial Instruments – Assets	$837,362	$2,664	$834,698	$—
Other Financial Instruments – Liabilities
Futures Contracts	$(17,281)	$(17,281)	$—	$—
Centrally Cleared Interest Rate Swap	(69,749)	—	(69,749)	—
Forward Sale Commitments	(29,584,173)	—	(29,584,173)	—
Total Other Financial Instruments – Liabilities	$(29,671,203)	$(17,281)	$(29,653,922)	$—
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$1,084,068	$—	$1,084,068	$—
Communications	20,133,277	—	20,133,277	—*
Consumer Cyclical	3,734,712	—	3,734,712	—
Consumer Non-cyclical	31,486,023	—	25,410,223	6,075,800
Energy	15,052,750	—	15,052,750	—
Financial	15,137,852	—	15,137,852	—
Healthcare	5,006,900	—	—	5,006,900

343

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund (continued)
Investments, at value (continued)
Corporate Bonds & Notes: (continued)
Industrial	$9,063,249	$—	$9,063,249	$—
Technology	11,666,691	—	11,666,691	—
Utilities	3,729,923	—	3,729,923	—
Collateralized Mortgage Obligations	37,883,770	—	37,883,770	—
Asset-Backed Securities	29,420,128	—	29,420,128	—
U.S. Government Agencies & Obligations	28,516,846	—	28,516,846	—
Senior Loans	9,783,574	—	6,932,005	2,851,569
Mortgage-Backed Securities	2,373,977	—	2,373,977	—
Sovereign Bonds	248,810	—	248,810	—
Exchange Traded Fund (ETF)	32,347,171	32,347,171	—	—
Preferred Stocks	2,568,968	2,568,968	—	—
Common Stocks:
Consumer Non-cyclical	833,981	—	—*	833,981
Diversified	1,729,919	1,729,919	—	—
Financial	2,935	—	—	2,935
Warrant	347	347	—	—
Short-Term Investments:
Commercial Papers	10,374,231	—	10,374,231	—
Corporate Note	202,501	—	—	202,501
Time Deposits	10,508,768	—	10,508,768	—
Money Market Fund	2,223,994	2,223,994	—	—
Total Investments, at value	$285,115,365	$38,870,399	$231,271,280	$14,973,686
Other Financial Instruments – Assets
Forward Foreign Currency Contract	$19,155	$—	$19,155	$—
Total Other Financial Instruments – Assets	$19,155	$—	$19,155	$—
Other Financial Instruments – Liabilities
Forward Foreign Currency Contract	$(16,659)	$—	$(16,659)	$—
Total Other Financial Instruments – Liabilities	$(16,659)	$—	$(16,659)	$—
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes:
Australia	$451,916	$—	$451,916	$—
Bermuda	6,183,133	—	6,183,133	—
Brazil	7,867,394	—	7,867,394	—
British Virgin Islands	1,460,740	—	1,460,740	—
Canada	18,328,115	—	18,328,115	—
Cayman Islands	15,580,012	—	15,580,012	—
Chile	11,051,057	—	11,051,057	—
Colombia	4,759,399	—	4,759,399	—
Czech Republic	5,358,830	—	5,358,830	—
France	4,018,295	—	4,018,295	—
Germany	20,602,200	—	20,602,200	—
Gibraltar	2,586,692	—	2,586,692	—

344

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Corporate Bonds & Notes: (continued)
Guatemala	$2,249,998	$—	$2,249,998	$—
India	14,940,257	—	14,940,257	—
Indonesia	2,377,393	—	2,377,393	—
Ireland	3,860,564	—	3,860,564	—
Isle of Man	2,407,872	—	2,407,872	—
Italy	3,538,007	—	3,538,007	—
Japan	2,369,713	—	2,369,713	—
Jersey, Channel Islands	3,348,545	—	3,348,545	—
Kuwait	298,522	—	298,522	—
Liberia	50,199	—	50,199	—
Luxembourg	39,511,877	—	39,511,877	—
Marshall Island	1,235,836	—	1,235,836	—
Mexico	26,687,139	—	26,687,139	—
Morocco	2,006,262	—	2,006,262	—
Multinational	4,136,143	—	4,136,143	—
Netherlands	13,211,592	—	13,211,592	—
Norway	9,875,082	—	9,875,082	—
Panama	1,384,027	—	1,384,027	—
Paraguay	2,287,829	—	2,287,829	—
Peru	10,152,701	—	10,152,701	—
Portugal	—*	—	—*	—
Romania	191,040	—	191,040	—
Serbia	1,609,127	—	1,609,127	—
Singapore	18,908,771	—	18,908,771	—
Spain	4,386,136	—	4,386,136	—
Sweden	7,457,589	—	7,457,589	—*
United Arab Emirates	642,191	—	642,191	—
United Kingdom	36,269,829	—	36,269,829	—
United States	237,302,529	—	230,989,256	6,313,273
Senior Loans:
United States	53,847,762	—	50,420,518	3,427,244
Sovereign Bonds	13,109,393	—	13,109,393	—
Asset-Backed Securities	7,128,341	—	7,128,341	—
Common Stocks:
Canada	—*	—	—*	—
Mexico	587,935	587,935	—	—
Norway	662,175	662,175	—	—
United Kingdom	3,603,240	3,603,240	—	—
United States	12,330,140	5,841,701	—	6,488,439
Exchange Traded Fund (ETF)	13,100,035	13,100,035	—	—
Preferred Stocks	7,814,926	7,814,926	—	—
Warrants:
Israel	—*	—	—	—*
United States	145,670	290	—	145,380

345

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Short-Term Investments:
Commercial Paper	$4,945,671	$—	$4,945,671	$—
Corporate Note	298,571	—	—	298,571
Time Deposits	25,132,028	—	25,132,028	—
U.S. Government Obligation	11,978,725	—	11,978,725	—
Money Market Fund	3,632,631	3,632,631	—	—
Total Investments, at value	$709,261,796	$35,242,933	$657,345,956	$16,672,907
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$76,069	$—	$76,069	$—
Total Other Financial Instruments – Assets	$76,069	$—	$76,069	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(136,205)	$(136,205)	$—	$—
Forward Foreign Currency Contracts	(432,769)	—	(432,769)	—
Securities Sold Short:
Corporate Bonds & Notes	(3,726,499)	—	(3,726,499)	—
Exchange Traded Fund (ETF)	(897,546)	(897,546)	—	—
Total Other Financial Instruments – Liabilities	$(5,193,019)	$(1,033,751)	$(4,159,268)	$—
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$598,713,073	$—	$598,713,073	$—
Exchange Traded Fund (ETF)	7,244,168	7,244,168	—	—
Short-Term Investments:
Time Deposits	38,241,679	—	38,241,679	—
Total Investments, at value	$644,198,920	$7,244,168	$636,954,752	$—
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$130,494,024	$—	$130,494,024	$—
Asset-Backed Securities	85,882,594	—	85,882,594	—
Corporate Bonds & Notes	39,868,955	—	39,868,955	—
Senior Loans	11,523,031	—	11,523,031	—
Common Stocks	102,473,900	102,473,900	—	—
Open-End Fund	80,325,636	80,325,636	—	—
Warrants	597,072	597,072	—	—
Rights	225,170	225,170	—	—
Short-Term Investments:
Time Deposits	82,510,587	—	82,510,587	—
Money Market Fund	3,408,307	3,408,307	—	—
Total Investments, at value	$537,309,276	$187,030,085	$350,279,191	$—
Other Financial Instruments – Assets
OTC Credit Default Swaps	$6,016,312	$—	$6,016,312	$—
Total Other Financial Instruments – Assets	$6,016,312	$—	$6,016,312	$—

346

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund (continued)
Other Financial Instruments – Liabilities
OTC Credit Default Swaps	$(345,824)	$—	$(345,824)	$—
OTC Total Return Swaps	(1,701,836)	—	(1,701,836)	—
Securities Sold Short:				—
Corporate Bond & Note	(1,075,980)	—	(1,075,980)	—
Total Other Financial Instruments - Liabilities	$(3,123,640)	$—	$(3,123,640)	$—
Destinations Shelter Fund
Investments, at value
Common Stocks	$94,470,349	$94,470,349	$—	$—
Purchased Options	662,935	662,935	—	—
Short-Term Investments:
Time Deposits	2,084,233	—	2,084,233	—
Total Investments, at value	$97,217,517	$95,133,284	$2,084,233	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(678,570)	$(678,570)	$—	$—
Total Other Financial Instruments – Liabilities	$(678,570)	$(678,570)	$—	$—
Destinations Real Assets Fund
Investments, at value
Common Stocks:
Australia	$12,225,609	$—	$12,225,609	$—
Belgium	1,923,110	492,443	1,430,667	—
Bermuda	449,169	449,169	—	—
Brazil	169,941	—	169,941	—
Canada	29,227,591	13,781,920	15,445,671	—
China	608,957	—	608,957	—
France	5,600,383	—	5,600,383	—
Germany	3,119,353	—	3,119,353	—
Greece	607,027	—	607,027	—
Hong Kong	5,151,147	—	5,151,147	—
Ireland	1,018,524	1,018,524	—	—
Italy	7,319,027	—	7,319,027	—
Japan	10,422,006	—	10,422,006	—
Luxembourg	1,575,426	1,575,426	—	—
Mexico	4,199,346	4,199,346	—	—
Netherlands	1,838,466	—	1,838,466	—
New Zealand	2,778,441	—	2,778,441	—
Norway	207,955	207,955	—	—
Philippines	303,740	—	303,740	—
Singapore	4,062,954	—	4,062,954	—
South Africa	1,175,427	379,615	795,812	—
Spain	14,390,140	—	14,390,140	—
Sweden	1,874,460	—	1,874,460	—
Switzerland	568,582	206,378	362,204	—
Thailand	418,773	—	418,773	—

347

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
United Kingdom	$20,135,361	$187,505	$19,947,856	$—
United States	158,100,066	156,060,627	2,039,439	—
Exchange Traded Funds (ETFs)	35,121,794	35,121,794	—	—
Limited Partnerships	672,182	672,182	—	—
Closed-End Fund	153,425	—	153,425	—
Short-Term Investments:
Time Deposits	4,599,389	—	4,599,389	—
Total Investments, at value	$330,017,771	$214,352,884	$115,664,887	$—

*	Includes securities that are fair valued at $0.
**	The following table summarizes the valuation technique used and unobservable input approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments.

	Fair Value at August 31, 2025	Valuation Technique	Unobservable Input	Range	Weighted Average
Destinations Low Duration Fixed Income Fund
Senior Loans	$2,851,569	Prior Transaction Analysis	Transaction Price	99.50	99.50
Common Stock	$2,935	Prior Transaction Analysis	Transaction Price	0.18	0.18
Common Stock	$833,981	Asset-Based Valuation	Discounted Price Share 15%	1.00	1.00
Corporate Bond	$6,278,301	Prior Transaction Analysis	Transaction Price	13.79 – 85	80.70
Corporate Bond	$5,006,900	Market Comparables	Yield to Maturity 25%	75.25	75.25
Total	$14,973,686
Destinations Global Fixed Income Opportunities Fund
Senior Loans	$3,427,244	Prior Transaction Analysis	Transaction Price	100 – 101.75	101.68
Common Stock	$148,181	Prior Transaction Analysis	Transaction Price	0.18 – 10	9.81
Common Stock	$2,835,078	Asset-Based Valuation	Discounted Price Share 15%	1.00	1.00
Common Stock	$3,650,560	LTM EBITDA	Enterprise Value $64-$66mm	64,000	64,000
Corporate Bond	$5,379,871	Prior Transaction Analysis	Transaction Price	13.79 – 85	80.28
Corporate Bond	$1,231,973	Spread-Based Valuation	Spread to Worst	+294	+294
Total	$16,672,907

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended August 31, 2025:

	Total	Corporate Bonds & Notes	Senior Loans	Common Stocks	Warrants	Short Terms
Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2025	$17,914,916	$10,711,118	$5,562,972	$1,347,134	$—	$293,692
Purchases	571,089	484,733	86,356	—	—	—
(Sales/Paydowns)	(3,136,973)	(288,000)	(2,261,296)	(587,677)	—	—
Total realized gain (loss)	(2,635,863)	—	(2,950,202)	314,339	—	—
Change in unrealized appreciation (depreciation)	2,260,517	174,849	2,413,739	(236,880)	—	(91,191)
Transfers In	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—
Balance as of August 31, 2025	$14,973,686	$11,082,700	$2,851,569	$836,916	$—	$202,501
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2025	$2,460,942	$124,497	$2,664,516	$(236,880)	$—	$(91,191)

348

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
3. Investment valuation (continued)

	Total	Corporate Bonds & Notes	Senior Loans	Common Stocks	Warrants	Short Terms
Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2025	$15,634,693	$6,537,468	$1,280,084	$7,180,584	$203,532*	$433,025
Purchases	377,761	230,937	146,824	—	—	—
(Sales/Paydowns)	(242,000)	(242,000)	—	—	—	—
Total realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(1,540,624)	(213,132)	(442,741)	(692,145)	(58,152)	(134,454)
Transfers In**	3,280,420	—	3,280,420	—	—	—
Transfers Out***	(837,343)	—	(837,343)	—	—	—
Balance as of August 31, 2025	$16,672,907	$6,313,273	$3,427,244	$6,488,439	$145,380*	$298,571
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2025	$8,005,029	$8,889,780	$—	$(692,145)	$(58,152)	$(134,454)

*	Includes securities that are fair valued at $0.
**	Amounts were transferred into Level 3 as the observability of price inputs has decreased during the reporting period.
***	Amounts were transferred out of Level 3 as the observability of price inputs has increased during the reporting period.
Level 3 investments held during and at the end of the period ended August 31, 2025 in relation to net assets of the Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund and Destinations International Equity Fund were not significant (0.02%, 0.00%, and 0.06% of total net assets, respectively) and accordingly, a reconciliation of Level 3 assets for the period ended August 31, 2025 is not presented.
4. Accounting for Derivative Instruments
Certain Funds use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments. The following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:
(a)
Futures Contracts. Certain Funds enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.
(b)
Options Written. Certain Funds write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

349

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c)
Purchased Options. Certain Funds purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.
The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
(d)
Forward Foreign Currency Contracts. Certain Funds enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e)
Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.
350

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.
(f)
Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
i.
Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
351

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.
ii.
Interest Rate Swaps. Certain Funds enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.
iii.
Cross-Currency Swaps. Certain Funds enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

iv.
Total Return Swaps. Certain Funds enter into total return swaps to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as LIBOR +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gain or loss from swap contracts on the Statement of Operations.

v.
Variance Swaps. Certain Funds enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

352

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at August 31, 2025:
Destinations Large Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$60,357	$60,357
	$—	$—	$—	$60,357	$60,357

Effect of Derivative Instruments on the Statements of Operations of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$(8,062)	$(8,062)
	$—	$—	$—	$(8,062)	$(8,062)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$124,420	$124,420
	$—	$—	$—	$124,420	$124,420

Destinations Small-Mid Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$130,236	$130,236
	$—	$—	$—	$130,236	$130,236

Effect of Derivative Instruments on the Statements of Operations of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$(137,260)	$(137,260)
	$—	$—	$—	$(137,260)	$(137,260)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$248,243	$248,243
	$—	$—	$—	$248,243	$248,243

353

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
Destinations International Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$116,391	$116,391
	$—	$—	$—	$116,391	$116,391
Liability derivatives
Unrealized depreciation on swaps contracts(d)	$—	$—	$—	$2,808,804	$2,808,804
	$—	$—	$—	$2,808,804	$2,808,804

Effect of Derivative Instruments on the Statements of Operations of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$525,922	$525,922
Net realized gain (loss) on options contracts written	—	—	—	53,813	53,813
Net realized gain (loss) on swaps contracts	—	—	—	38,032	38,032
	$—	$—	$—	$617,767	$617,767
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$70,593	$70,593
Net change in unrealized appreciation (depreciation) on options contracts written	—	—	—	(12,567)	(12,567)
Net change in unrealized appreciation (depreciation) on swaps contracts	—	—	—	1,088,771	1,088,771
	$—	$—	$—	$1,146,797	$1,146,797

Destinations Equity Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Options contracts written outstanding(e)	$—	$—	$—	$231,985	$231,985
	$—	$—	$—	$231,985	$231,985

Effect of Derivative Instruments on the Statements of Operations of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$266,527	$266,527
	$—	$—	$—	$266,527	$266,527

354

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$(145,336)	$(145,336)
	$—	$—	$—	$(145,336)	$(145,336)

Destinations Core Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$2,664	$—	$—	$—	$2,664
Unrealized appreciation on swaps contracts(f)	834,698	—	—	—	834,698
	$837,362	$—	$—	$—	$837,362
Liability derivatives
Unrealized depreciation on open futures contracts(a)	$17,281	$—	$—	$—	$17,281
Unrealized depreciation on swaps contracts(d)	69,749	—	—	—	69,749
	$87,030	$—	$—	$—	$87,030

Effect of Derivative Instruments on the Statements of Operations of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$(495,441)	$—	$—	$—	$(495,441)
Net realized gain (loss) on swaps contracts	267,667	—	—	—	267,667
	$(227,774)	$—	$—	$—	$(227,774)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$123,267	$—	$—	$—	$123,267
Net change in unrealized appreciation (depreciation) on swaps contracts	252,264	—	—	—	252,264
	$375,531	$—	$—	$—	$375,531

Destinations Low Duration Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward currency contracts(g)	$—	$19,155	$—	$—	$19,155
	$—	$19,155	$—	$—	$19,155

355

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on forward currency contracts(h)	$—	$16,659	$—	$—	$16,659
	$—	$16,659	$—	$—	$16,659

Effect of Derivative Instruments on the Statements of Operations of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(a)
Net realized gain (loss) on forward foreign currency contracts	$—	$(1,397,132)	$—	$—	$(1,397,132)
	$—	$(1,397,132)	$—	$—	$(1,397,132)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(b)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$83,246	$—	$—	$83,246
	$—	$83,246	$—	$—	$83,246

Destinations Global Fixed Income Opportunities Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward currency contracts(g)	$—	$76,069	$—	$—	$76,069
	$—	$76,069	$—	$—	$76,069
Liability derivatives
Options contracts written outstanding(e)	$—	$—	$—	$136,205	$136,205
Unrealized depreciation on forward currency contracts(h)	—	432,769	—	—	432,769
	$—	$432,769	$—	$136,205	$568,974

Effect of Derivative Instruments on the Statements of Operations of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$94,994	$94,994
Net realized gain (loss) on forward foreign currency contracts	—	(13,110,305)	—	—	(13,110,305)
	$—	$(13,110,305)	$—	$94,994	$(13,015,311)

356

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$93,111	$93,111
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	495,447	—	—	495,447
	$—	$495,447	$—	$93,111	$588,558

Destinations Multi Strategy Alternatives Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on swaps contracts(f)	$—	$—	$6,016,312	$—	$6,016,312
	$—	$—	$6,016,312	$—	$6,016,312
Liability derivatives
Unrealized depreciation on swaps contracts(d)	$—	$—	$345,824	$1,701,836	$2,047,660
	$—	$—	$345,824	$1,701,836	$2,047,660

Effect of Derivative Instruments on the Statements of Operations of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on swaps contracts	$—	$—	$3,098,579	$(157,258)	$2,941,321
	$—	$—	$3,098,579	$(157,258)	$2,941,321
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on swaps contracts	$—	$—	$603,391	$(1,852,828)	$(1,249,437)
	$—	$—	$603,391	$(1,852,828)	$(1,249,437)

Destinations Shelter Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options(i)	$—	$—	$—	$662,935	$662,935
	$—	$—	$—	$662,935	$662,935
Liability derivatives
Options contracts written outstanding(e)	$—	$—	$—	$678,570	$678,570
	$—	$—	$—	$678,570	$678,570

357

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of August 31, 2025

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on purchased options	$—	$—	$—	$(2,132,065)	$(2,132,065)
Net realized gain (loss) on options contracts written	—	—	—	(891,742)	(891,742)
	$—	$—	$—	$(3,023,807)	$(3,023,807)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on purchased options	$—	$—	$—	$(323,625)	$(323,625)
Net change in unrealized appreciation (depreciation) on options contracts written	—	—	—	(181,702)	(181,702)
	$—	$—	$—	$(505,327)	$(505,327)

(a)
Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.

(b)
Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(c)
Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(d)	Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.
(e)	Statements of Assets and Liabilities location: Options contracts written, at value
(f)	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.
(g)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
(h)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(i)	Statements of Assets and Liabilities location: Investments, at value.
The average notional amounts of futures contracts, swaps contracts, forward foreign currency contracts, and the average market value of purchased options and options contracts written during the period ended August 31, 2025 were as follows:
Destinations Large Cap Equity Fund

Average notional amounts
Futures contracts	$1,720,350

Destinations Small-Mid Cap Equity Fund

Average notional amounts
Futures contracts	$1,368,002

Destinations International Equity Fund

Average notional amounts
Options contracts written	$8,880(a)
Futures contracts	$3,635,136
Swaps contracts	$11,040,426

358

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
Destinations Equity Income Fund

Average notional amounts
Options contracts written	$116,445

Destinations Core Fixed Income Fund

Average notional amounts
Futures contracts	$46,931,338
Swaps contracts	$13,069,286

Destinations Low Duration Fixed Income Fund

Average notional amounts
Forward foreign currency contracts	$11,559,374

Destinations Global Fixed Income Opportunities Fund

Average notional amounts
Options contracts written	$95,629
Forward foreign currency contracts	$123,235,338

Destinations Multi Strategy Alternatives Fund

Average notional amounts
Swaps contracts	$212,764,436

Destinations Shelter Fund

Average notional amounts
Purchased options	$994,403
Options contracts written	$1,015,832

Destinations Real Assets Fund

Average notional amounts
Forward foreign currency contracts	$349,895(b)

(a)	Positions were open for five months during the period.
(b)	Positions were open for one month during the period.
5. Accounting for Other Instruments
(a)
Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(b)	Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.
359

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
5. Accounting for Other Instruments (continued)
(c)
Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 5(o).

The following table presents securities on loan that are subject to enforceable netting arrangements as of August 31, 2025.

Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Asset Amount Presented in Statements of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)(c)	Net Amount (Not Less than $0)
Destinations Small-Mid Cap Equity Fund	$4,293,876	$ —	$(4,293,876)	$ —
Destinations International Equity Fund	3,915,730	—	(3,915,730)	—
Destinations Equity Income Fund	670,666	—	(670,666)	—
Destinations Core Fixed Income Fund .	125,487	—	(125,487)	—
Destinations Low Duration Fixed Income Fund .	2,133,984	—	(2,133,984)	—
Destinations Global Fixed Income Opportunities Fund	3,501,689	—	(3,501,689)	—
Destinations Multi Strategy Alternatives Fund	3,392,585	—	(3,392,585)	—

(a)	Represents market value of securities on loan at period end.
(b)
The Funds received cash collateral of $4,348,045, $4,089,594, $678,050, $129,981, $2,223,994, $3,632,631 and $3,408,307, respectively, which was subsequently invested in Federated Government Obligations Fund as reported in the Schedules of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.
The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.
360

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
5. Accounting for Other Instruments (continued)
The table below represents the disaggregation at August 31, 2025 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Remaining Contractual Maturity of the Agreements As of August 31, 2025
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Small-Mid Cap Equity Fund Securities Lending Transactions
Common Stocks	$4,348,045	$—	$—	$—	$4,348,045
Total Borrowings	$4,348,045	$—	$—	$—	$4,348,045
Gross amount of recognized liabilities for securities lending transactions					$4,348,045
Destinations International Equity Fund Securities Lending Transactions
Common Stocks	$4,089,594	$—	$—	$—	$4,089,594
Total Borrowings	$4,089,594	$—	$—	$—	$4,089,594
Gross amount of recognized liabilities for securities lending transactions					$4,089,594
Destinations Equity Income Fund Securities Lending Transactions
Common Stocks	$678,050	$—	$—	$—	$678,050
Total Borrowings	$678,050	$—	$—	$—	$678,050
Gross amount of recognized liabilities for securities lending transactions					$678,050
Destinations Core Fixed Income Fund Securities Lending Transactions
Corporate Bonds .	$129,981	$—	$—	$—	$129,981
Total Borrowings	$129,981	$—	$—	$—	$129,981
Gross amount of recognized liabilities for securities lending transactions					$129,981
Destinations Low Duration Fixed Income Fund Securities Lending Transactions
Corporate Bonds .	$2,223,994	$—	$—	$—	$2,223,994
Total Borrowings	$2,223,994	$—	$—	$—	$2,223,994
Gross amount of recognized liabilities for securities lending transactions					$2,223,994
Destinations Global Fixed Income Opportunities Fund Securities Lending Transactions
Corporate Bonds .	$3,632,631	$—	$—	$—	$3,632,631
Total Borrowings	$3,632,631	$—	$—	$—	$3,632,631
Gross amount of recognized liabilities for securities lending transactions					$3,632,631

361

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
5. Accounting for Other Instruments (continued)

	Remaining Contractual Maturity of the Agreements As of August 31, 2025
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Multi Strategy Alternatives Fund Securities Lending Transactions
Common Stocks	$3,408,307	$—	$—	$—	$3,408,307
Total Borrowings	$3,408,307	$—	$—	$—	$3,408,307
Gross amount of recognized liabilities for securities lending transactions					$3,408,307

(d)
To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.
(e)
Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(f)
Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments

362

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
5. Accounting for Other Instruments (continued)
and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions.
Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g)
Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(h)
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of a Fund’s taxable year, more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. Shareholders of Funds that do not hold sufficient foreign securities to meet the above 50% threshold will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by those Funds.

(i)
Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the
363

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
5. Accounting for Other Instruments (continued)
Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j)
Distributions to Shareholders. The Funds distribute their investment income periodically. It is the policy of the Destinations Equity Income, Destinations Multi Strategy Alternatives and Destinations Shelter Funds to distribute their investment income quarterly. It is the policy of the Destinations Large Cap Equity, Destinations Small-Mid Cap Equity, Destinations International Equity and Destinations Real Assets Funds to distribute their investment income annually. It is the policy of the Destinations Core Fixed Income, Destinations Municipal Fixed Income, Destinations Global Fixed Income Opportunities and Destinations Low Duration Fixed Income Funds to distribute their investment income monthly. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

(k)	All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.
(l)
Taxes. The Trust’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Trust may be subject to taxes imposed by the governments of countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
The Trust has reviewed the tax positions for the open tax years as of August 31, 2025 and has determined that no provision for income tax and/or uncertain tax positions is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain open subject to examinations by the Internal Revenue Service.
(m)
Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(n)
Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board.

(o)
Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(p)
Senior Floating-Rate Loans. Certain Funds may purchase assignments of, and participations in, senior secured floating rate and fixed rate loans (“Senior Loans”) originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, a Fund typically succeeds to all the rights and obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and

364

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
5. Accounting for Other Instruments (continued)
be more restricted than, those held by the assigning Lender. Participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.
In connection with bank loan interests, Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The fund is obligated to fund these commitments at borrower’s discretion. In connection with these commitments, Funds earn a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. Funds have sufficient cash/securities to cover commitments.
The following table summarizes the Funds’ unfunded loans positions as of August 31, 2025.

	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation (Depreciation)
Destinations Core Fixed Income Fund
Savor Acquisition Inc.	$6,034	$6,057	$6,060	$3
Destinations Global Fixed Income Opportunities Fund
Mountaineer Merger Corp.	$143,318	$71,945	$143,318	$71,373

(q)
Segment Information. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. The President and Chief Executive Officer of the Company acts as the Funds’ CODM. Each Fund operates through a single operating and reporting segment pursuant to its investment objective and principal investment strategy. A Fund’s prospectus describes the Fund’s fees, investment objective, principal investment strategy and principal risks, among other items. Each Fund’s portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within such Fund’s financial statements. The accompanying financial statements detail each Fund’s segment assets, liabilities, revenues, and expenses.

(r)
Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty.
365

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
5. Accounting for Other Instruments (continued)
Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at August 31, 2025 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 3).
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of August 31, 2025.

	Assets	Liabilities
Derivative Instruments(a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations International Equity Fund
Swap contracts	$—	$2,808,804
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$—	$2,808,804
Destinations Low Duration Fixed Income Fund
Forward foreign currency contracts .	$19,155	$16,659
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$19,155	$16,659
Destinations Global Fixed Income Opportunities Fund
Forward foreign currency contracts .	$76,069	$432,769
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$76,069	$432,769
Destinations Multi Strategy Alternatives Fund
Swap contracts	$6,016,312	$2,047,660
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$6,016,312	$2,047,660

366

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
5. Accounting for Other Instruments (continued)
The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of August 31, 2025.

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations International Equity Fund
Over-the-counter
Morgan Stanley Capital Services LLC.	$2,808,804	$—	$(2,808,804)	$—
Total Over-the-counter derivative instruments	$2,808,804	$ —	$(2,808,804)	$ —

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$19,155	$(16,659)	$—	$2,496
Total Over-the-counter derivative instruments	$19,155	$(16,659)	$ —	$ 2,496

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$16,659	$(16,659)	$—	$—
Total Over-the-counter derivative instruments	$16,659	$(16,659)	$ —	$ —

367

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
5. Accounting for Other Instruments (continued)

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$76,069	$(76,069)	$—	$—
Total Over-the-counter derivative instruments	$76,069	$(76,069)	$ —	$ —

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$432,769	$(76,069)	$—	$356,700
Total Over-the-counter derivative instruments	$432,769	$(76,069)	$ —	$356,700

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co.	$2,423,390	$(538,682)	$—	$1,884,708
Morgan Stanley Capital Services LLC	$3,592,922	$(1,508,978)	$ —	$2,083,944
Total Over-the-counter derivative instruments	$6,016,312	$(2,047,660)	$—	$3,968,652

368

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
5. Accounting for Other Instruments (continued)

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co.	$538,682	$(538,682)	$—	$—
Morgan Stanley Capital Services LLC	$1,508,978	$(1,508,978)	$—	$—
Total Over-the-counter derivative instruments	$2,047,660	$(2,047,660)	$ —	$ —

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(e)	Net amount represents the net amount payable to the counterparty in the event of default.
6. Significant Risks and Uncertainties
(a)
Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

(b)
Asia Region Risk. Many Asian economies have at various times been negatively affected by inflation, currency devaluations, an over-reliance on international trade and exports, political and social instability, and less developed financial systems and securities trading markets. Trade restrictions, unexpected decreases in exports, changes in government policies, expropriation and/or nationalization of assets, confiscatory taxation, or natural disasters could have a significant impact on companies doing business in Asia. The Asian region may be significantly affected by political unrest, military conflict, economic sanctions, and less demand for Asian products and services.

(c)
Asset-Backed Securities Risk. Asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. There is a risk that borrowers may default on their obligations in respect of certain underlying obligations of asset-backed securities. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of underlying assets. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment as are some mortgage-backed securities. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

369

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
(d)
Bank Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in standardized market interest rates. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions incorporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.

(e)
Call Risk. If, during periods of falling interest rates, an issuer calls higher-yielding debt securities held by the Strategy, the Strategy may have to reinvest in securities with lower yields or higher of default, which may adversely impact the Strategy’s performance.

(f)	Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.
(g)
Collateralized Loan Obligations (CLOs) Risk. CLO securities are non-recourse obligations of their issuer payable solely from the related underlying collateral or its proceeds. Therefore, as a holder of CLOs, the Fund must rely only on distributions on the underlying collateral or related proceeds for payment. If distributions on the underlying collateral are insufficient to make payments on the CLO securities, no other assets will be available for payment of the deficiency. As a result, the amount and timing of interest and principal payments in respect of CLO securities will depend on the performance and characteristics of the related underlying collateral.

(h)
Commercial Paper Risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall.

(i)
Commodity Investments Risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, pandemics, epidemics, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of shares of the Fund to fall. Exposure to commodities and commodities markets may subject the fund to greater volatility than investments in traditional securities.

(j)
Concentration Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions. The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

(k)
Contingent Capital Security Risk. Contingent capital securities (sometimes referred to as “CoCos”) have loss absorption mechanisms benefitting the issuer built into their terms. Upon the occurrence of a specified trigger or event, CoCos may be subject to automatic conversion into the issuer’s common stock, which likely will have declined in value and which will be subordinate to the issuer’s other classes of securities, or to an automatic write-down of the principal amount of the securities, potentially to zero, which could result in the Strategy losing a portion or all of its investment in such securities. CoCos are often rated below investment grade and are subject to the risks of high yield securities.

(l)
Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low

370

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk — that is, the value of convertible securities will move in the direction opposite to movements in interest rates; they are subject to the risk that the issuer will not be able to pay interest or dividends when due; and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.
(m)
Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

(n)
Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the Euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time.

Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective(s) and permitted under applicable law.
Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.
(o)
Derivatives Risk. Derivatives, such as forwards, futures, swaps and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference(market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).
371

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Regulation relating to a Fund’s use of derivatives and related instruments, including Rule 18f-4 under the 1940 Act, could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.
(p)
Dividend Income Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. Because a dividend is always a positive contributor to total return, dividend-paying stocks are typically less volatile than non-dividend-paying stocks. Accordingly, the Fund’s performance may lag behind the general market when dividend-paying stocks are out of favor.

(q)
Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market, economic or political conditions, or because of factors that affect a particular company or industry. A particular company in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
With respect to investments in preferred stocks, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
(r)
Europe and United Kingdom Risk. The European financial markets have experienced increased volatility due to concerns about economic downturns, political unrest, war, military conflict, economic sanctions, rising government debt levels, energy crises, and public pandemics, and these events may continue to significantly affect all of Europe. European economies could be significantly affected by, among other things, rising unemployment, the imposition or unexpected elimination of fiscal and monetary controls by member countries of the European Economic and Monetary Union, uncertainty surrounding the Euro, the success of governmental actions to reduce budget deficits, and ongoing uncertainties surrounding Brexit, the formal withdrawal by the United Kingdom from the European Union. In addition, acts of war may amplify already existing geopolitical tensions and could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies.

(s)
Event-Driven Risk. The evaluation of the outcome of a proposed investment opportunity, whether a corporate event such as a merger, acquisition, refinancing, reorganization, regulatory issue, or other investment opportunity, may prove incorrect and the Fund’s return on the investment may be negative. Even if the judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally

372

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return. These risks may be realized for a variety of reasons, such as the inability to finance a transaction, lack of regulatory approval from state, federal or international agencies or failure of shareholders to approve a transaction.
(t)
Exchange-Traded Notes (ETNs) Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.

(u)
Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

(v)
Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk.

Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.
(w)
Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets. Frontier markets, considered by the Fund to be a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

(x)
Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

373

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
(y)
Hedging Risk. The Fund may use derivative investments for hedging purposes. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. In addition, the use of hedging may result in certain adverse tax consequences.

(z)
High Yield (Junk Bonds) Risk. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. They are usually issued by companies without long track records of sales and earnings or by companies with questionable credit strength. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds.

These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service their debt obligations or to repay their obligations upon maturity.
(aa)
Indian Market and India Region Risk. Government actions, bureaucratic obstacles and inconsistent economic and tax reform policies within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and reduce the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Family-controlled companies may have weaker and less transparent corporate governance, which increases the potential for loss and unequal treatment of investors. India experiences many of the market risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The threat of aggression in the region could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China. Because the Fund may invest a large percentage of its assets in India, the value of the Fund’s shares may be affected by events that adversely affect India and may fluctuate more than the value of a less concentrated fund’s shares.

(ab)
Interest Rate Risk. The risk that the values of debt instruments held by the Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates.

Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates. The Fund may face a heightened level of interest rate risk during periods when the Federal Reserve raises interest rates.
(ac)
Investment Company and Exchange-Traded Funds (ETFs) Risk. When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, although the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

374

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund. The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value. The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, there by adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.
(ad)
Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

(ae)
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

(af)
Loan Assignment/Loan Participation Risk. If a bank loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. If a bank loan is acquired through a participation, the Fund generally will have no right to enforce against the borrower compliance by the borrower with the terms of the loan agreement, and the Fund may not benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

(ag)
Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

(ah)
Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

375

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
(ai)
Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

(aj)
MLP Risk. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting the industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

(ak)
Mortgage-Backed Securities Risk. The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.

(al)
Multi-Manager Risk. The Adviser may be unable to identify and retain Sub-advisers who achieve superior investment returns relative to other similar Sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

(am)
Municipal Securities Risk. The risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Municipalities continue to experience difficulties in the current economic and political environment.

(an)
Natural Resources Investment Risk. Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

(ao)
Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

(ap)
Preferred Securities Risk. The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

(aq)
Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off

376

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally beat lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
(ar)
Private Placement Risk. A private placement involves the sale of securities that have not been registered under U.S. or foreign securities laws to certain institutional and qualified individual purchasers. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Securities sold through private placements are not publicly traded and, therefore, are less liquid. Companies seeking private placement investments tend to be in earlier stages of development and have not yet been fully tested in the public marketplace. Additionally, many private placement securities are issued by companies that are not required to file periodic financial reports, leading to challenges in evaluating the company’s overall business prospects and gauging how the investment is likely to perform over time. The more limited financial information and lack of publicly available prices require the Fund to determine a fair value for such investments. The assignments of fair value prices to private placements consider a wide variety of factors and are reviewed on a regular basis and updated as additional information becomes available. However, the valuation involves a significant amount of judgment by the Fund’s independent pricing service and the fair value prices determined for the Fund could differ from those of other market participants.

(as)
Puerto Rico Investments Risk. To the extent the Fund invests in Puerto Rico municipal securities, the Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Fund. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market.

(at)
Real Assets Risk. Investments in the energy, materials, industrials, utilities and real estate sectors involve a high degree of risk, including significant financial, operating, and competitive risks. Investments in royalty trusts, REITs and MLPs expose the fund to adverse macroeconomic conditions, such as changes and volatility in commodity prices, a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.

(au)
Real Estate Investment Trusts (REITs) Risk. REITs, including foreign REITS and REIT-like entities, are subject to risks associated with the ownership of real estate. Some REITs experience market risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property. Foreign REITS and REIT-like entities can also be subject to currency risk, emerging market risk, limited public information, illiquid trading and the impact of local laws.

REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under applicable tax laws or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or less or and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole.
377

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
(av)
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be more susceptible to any economic, business or other developments which generally affect that sector.

(aw)
Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

(ax)
Senior Loans Risk. Senior loans are business loans made to borrowers that may be corporations, partnerships or other entities. These borrowers operate in a variety of industries and across geographic regions. Investing in senior loans involves investment risk and some borrowers default on their senior loan repayments. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risks of their borrowers. Such borrowers are more likely to default on their payments of interest and principal owed, and such defaults could reduce a Fund’s net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Adverse market conditions may impair the liquidity of some actively traded senior loans. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Senior loans are subject to the risk that when sold, such sale may not settle in a timely manner, resulting in a settlement date that may be much later than the trade date. Delayed settlement interferes with the Fund’s ability to realize the proceeds of senior loan sales in a timely way. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Senior loans may not be deemed to be securities and, in such case, may not be afforded the anti- fraud protections of the Federal securities laws in the event of fraud or misrepresentation by a borrower.

(ay)
Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. Generally, the short sales in which the Fund may invest will not be “against the box,” meaning the Fund will not own the shorted security, so theoretically the potential loss resulting from short sales is unlimited.

(az)
Small-Cap and Micro-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects. These risks may be heightened with respect to micro-cap companies.

(ba)
Sovereign Obligation Risk. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the underlying funds may have limited recourse in the event of a default.

(bb)
Special Purpose Acquisition Companies Risks. The Fund may, to the extent permitted by the 1940 Act and its investment policies, invest in special purpose acquisition companies (“SPACs”). Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs

378

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.
(bc)
Structured Notes Risk. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, indexes or other financial indicators (“Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Fund invests in these securities, however, the Sub-adviser analyzes these securities in its overall assessment of the effective duration the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986, as amended (the “Code”) may limit the Fund’s ability to use structured notes.

(bd)
Tax Risk. The risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends. The Fund may rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. In such instances, neither the Fund nor the Sub-adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. Some of the Fund’s income distributions may be, and distributions of the Fund’s gains may be, subject to federal taxation. The Fund may realize taxable gains on the sale of its securities or other transactions, and some of the Fund’s income distributions may be subject to the AMT tax applicable to certain shareholders. This may result in a lower tax-adjusted return. Additionally, distributions of the Fund’s income and gains generally will be subject to state taxation.

(be)
TBA and When-Issued Transaction Risk. TBA and When-Issued securities involve risk that a security the Fund buys will lose value prior to its delivery. There is also risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

(bf)
U.S. Government Securities Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

(bg)	Value Stocks Risk. The risk that the Fund will underperform when value investing is out of favor or that the Fund’s investments will not appreciate in value as anticipated.
379

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
(bh)
Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

7. Investment Management Agreement
Brinker Capital Investments, LLC serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”). Under the Advisory Agreement, each Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees.
The maximum allowable annual management fee represents the total amount that could be charged to each Fund. The aggregate sub-advisory fee expected to be paid by Brinker Capital to the Sub-advisers and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below:

Fund	Sub-advisory Fee	Brinker Capital Investments, LLC Fee	Maximum Allowable Annual Management Fee
Destinations Large Cap Equity Fund	0.16%	0.44%	0.75%
Destinations Small-Mid Cap Equity Fund	0.36%	0.44%	0.90%
Destinations International Equity Fund	0.34%	0.44%	1.00%
Destinations Equity Income Fund	0.24%	0.44%	0.80%
Destinations Core Fixed Income Fund	0.17%	0.44%	0.65%
Destinations Low Duration Fixed Income Fund	0.21%	0.44%	0.70%
Destinations Global Fixed Income Opportunities Fund	0.32%	0.44%	0.85%
Destinations Municipal Fixed Income Fund	0.14%	0.44%	0.70%
Destinations Multi Strategy Alternatives Fund	0.55%	0.44%	1.35%
Destinations Shelter Fund	0.35%	0.44%	0.85%
Destinations Real Assets Fund	0.31%	0.44%	1.00%

Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. In addition, since March 20, 2017, Brinker Capital has contractually waived a portion of its advisory fee with respect to any Fund in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. At a meeting in December 2023, in connection with an initiative to reduce overall expenses borne by the investors, the Board approved changes to Brinker Capital’s contractual fee waiver such that effective as of April 1, 2024, Brinker Capital will now waive management fees in excess of 0.444% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to each Fund. This adjustment was made to partially offset the effect on Brinker Capital of eliminating other revenues paid to it by investors outside of the Funds. The contractual fee waiver agreement may be amended or terminated only with the consent of the Board of Trustees.
380

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
7. Investment Management Agreement (continued)
For the period ended August 31, 2025, the amounts waived by the Adviser, which are not recoupable, were as follows:

Fund
Destinations Large Cap Equity Fund	$2,638,345
Destinations Small-Mid Cap Equity Fund	308,148
Destinations International Equity Fund	2,066,357
Destinations Equity Income Fund	271,693
Destinations Core Fixed Income Fund	288,681
Destinations Low Duration Fixed Income Fund	76,072
Destinations Global Fixed Income Opportunities Fund	297,522
Destinations Municipal Fixed Income Fund	382,615
Destinations Multi Strategy Alternatives Fund	1,010,366
Destinations Shelter Fund	26,591
Destinations Real Assets Fund	385,075

Cross trades for the year ended were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series. The Board of Trustees determines no less frequently than quarterly that such transactions were affected in compliance with the Procedures.
For the period ended, pursuant to these Procedures, each Funds’ total cross trades transactions were as follows:

Fund	Purchases	Sales	Realized Gain/(Loss)
Destinations International Equity Fund	$—	$541,380	$308,633
Destinations Global Fixed Income Opportunities Fund	52,419	1,726,529	41,696

8. Class Specific Expenses
The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, custody, auditing, administrative and transfer agency expenses, fees and expenses of Trustees, and, to the extent applicable to a share class, shareholder servicing.
Shares of different classes are available to different eligible investors.
Class I Shares. Class I Shares are intended for investors participating in Destinations, an investment advisory program, sponsored by Brinker Capital or through certain third party advisory programs which includes a sub-transfer agent fee. The sub-transfer agent fee is calculated at a maximum annual rate of 0.15% of the average daily net assets of the I share class and is included with the Transfer agent fees in the Statements of Operations.
Class Z Shares. Class Z Shares are intended for investors participating in Destinations, an investment advisory program, available through certain third party advisory programs that do not include a sub-transfer agent fee.
381

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
8. Class Specific Expenses (continued)
For the period ended August 31, 2025, class specific expenses were as follows:

Sub-Transfer Agent Fees
Fund	Class I
Destinations Large Cap Equity Fund	$2,475,068
Destinations Small-Mid Cap Equity Fund	454,662
Destinations International Equity Fund	1,318,334
Destinations Equity Income Fund	333,012
Destinations Core Fixed Income Fund	1,118,189
Destinations Low Duration Fixed Income Fund	209,778
Destinations Global Fixed Income Opportunities Fund	494,201
Destinations Municipal Fixed Income Fund	485,588
Destinations Multi Strategy Alternatives Fund	388,673
Destinations Shelter Fund	70,077
Destinations Real Assets Fund	215,931

9. Investments
During the period ended August 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

	Investments		U.S. Government & Agency Obligations
Fund	Purchases	Sales	Purchases	Sales
Destinations Large Cap Equity Fund	$ 1,858,166,551	$ 1,755,150,142	$—	$—
Destinations Small-Mid Cap Equity Fund	450,849,809	449,989,631	—	—
Destinations International Equity Fund	495,696,894	645,190,482	—	—
Destinations Equity Income Fund	178,664,869	186,056,881	—	—
Destinations Core Fixed Income Fund	1,084,111,752	1,259,051,004	867,060,359	892,482,117
Destinations Low Duration Fixed Income Fund	102,943,657	136,865,176	2,664,962	2,995,053
Destinations Global Fixed Income Opportunities Fund	350,957,907	403,992,365	—	9,723,703
Destinations Municipal Fixed Income Fund	168,357,678	272,431,150	—	—
Destinations Multi Strategy Alternatives Fund	137,710,372	192,910,070	—	—
Destinations Shelter Fund	3,042,034	13,223,432	—	—
Destinations Real Assets Fund	147,469,148	156,744,822	—	—

	Investments		U.S. Government & Agency Obligations
Fund	Securities Sold Short	Covers on Securities Sold Short	Securities Sold Short	Covers on Securities Sold Short
Destinations Large Cap Equity Fund	$—	$—	$—	$—
Destinations Small-Mid Cap Equity Fund	2,495,731	2,499,775	—	—
Destinations International Equity Fund	—	—	—	—
Destinations Equity Income Fund	—	—	—	—
Destinations Core Fixed Income Fund	213,256,042	211,048,851	213,256,042	211,048,851
Destinations Low Duration Fixed Income Fund	—	—	—	—
Destinations Global Fixed Income Opportunities Fund	8,628,438	7,633,034	—	—
Destinations Municipal Fixed Income Fund	—	—	—	—
Destinations Multi Strategy Alternatives Fund	4,371,751	3,799,345	3,793,438	3,799,345
Destinations Shelter Fund	—	—	—	—
Destinations Real Assets Fund	8,857	8,785	—	—

382

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
9. Investments (continued)
At August 31, 2025, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$ 2,766,344,514	$ 837,776,849	$(28,640,468)	$809,136,381
Destinations Small-Mid Cap Equity Fund	555,885,509	143,627,461	(16,135,017)	127,492,444
Destinations International Equity Fund	1,455,621,424	541,696,470	(74,448,060)	467,248,410
Destinations Equity Income Fund	375,611,929	105,944,320	(4,813,503)	101,130,817
Destinations Core Fixed Income Fund	1,704,750,125	19,247,595	(134,294,077)	(115,046,482)
Destinations Low Duration Fixed Income Fund	295,754,453	4,875,727	(15,512,319)	(10,636,592)
Destinations Global Fixed Income Opportunities Fund	708,071,102	21,851,939	(25,778,195)	(3,926,256)
Destinations Municipal Fixed Income Fund	652,871,441	9,661,751	(18,334,272)	(8,672,521)
Destinations Multi Strategy Alternatives Fund	521,068,248	26,935,675	(7,801,975)	19,133,700
Destinations Shelter Fund	58,051,018	39,746,590	(1,258,661)	38,487,929
Destinations Real Assets Fund	311,527,865	27,650,309	(9,160,403)	18,489,906

10. Shares of Beneficial Interest
At August 31, 2025, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At August 31, 2025, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.
Transactions in shares of each Fund’s Class were as follows:

	Period ended 31 August, 2025		Period ended 31 August, 2025		Year ended 28 February, 2025		Year ended 28 February, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I	Class I	Class Z	Class Z	Class I	Class I	Class Z	Class Z
Destinations Large Cap Equity Fund
Shares sold	26,788,304	$415,058,603	45,150,298	$489,320,756	47,936,226	$776,617,278	18,123,352	$206,973,040
Shares issued on reinvestment	—	—	—	—	32,581,312	497,842,444	5,465,201	59,297,429
Shares repurchased	(67,883,603)	(1,041,947,538)	(48,909,752)	(532,134,011)	(90,555,445)	(1,486,366,178)	(27,754,971)	(335,806,573)
Net Decrease	(41,095,299)	$(626,888,935)	(3,759,454)	$(42,813,255)	(10,037,907)	$(211,906,456)	(4,166,418)	$(69,536,104)
Destinations Small-Mid Cap Equity Fund
Shares sold	1,765,598	$22,697,767	14,028,599	$127,862,899	8,475,286	$117,602,808	4,984,628	$47,988,892
Shares issued on reinvestment	—	—	—	—	3,939,119	52,902,360	657,807	6,321,522
Shares repurchased	(11,071,494)	(139,894,698)	(14,891,850)	(136,185,722)	(18,713,154)	(262,615,321)	(7,416,958)	(75,164,227)
Net Decrease	(9,305,896)	$(117,196,931)	(863,251)	$(8,322,823)	(6,298,749)	$(92,110,153)	(1,774,523)	$(20,853,813)
Destinations International Equity Fund
Shares sold	4,223,137	$60,277,679	9,175,824	$115,226,436	12,798,432	$169,733,065	2,515,401	$28,673,039
Shares issued on reinvestment	—	—	—	—	4,931,367	61,888,659	625,831	6,715,166
Shares repurchased	(23,537,151)	(330,648,325)	(10,303,443)	(128,833,999)	(57,581,642)	(762,847,638)	(10,564,096)	(120,464,003)
Net Decrease	(19,314,014)	$(270,370,646)	(1,127,619)	$(13,607,563)	(39,851,843)	$(531,225,914)	(7,422,864)	$(85,075,798)
Destinations Equity Income Fund
Shares sold	1,512,389	$20,069,162	4,303,601	$55,476,122	4,563,391	$56,725,520	1,799,693	$22,428,274
Shares issued on reinvestment	356,042	4,756,268	30,622	394,433	1,149,834	14,115,335	111,768	1,321,557
Shares repurchased	(6,363,371)	(83,993,985)	(4,491,735)	(57,947,243)	(17,895,047)	(223,795,561)	(4,099,653)	(50,402,428)
Net Decrease	(4,494,940)	$(59,168,555)	(157,512)	$(2,076,688)	(12,181,822)	$(152,954,706)	(2,188,192)	$(26,652,597)

383

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
10. Shares of Beneficial Interest (continued)

	Period ended 31 August, 2025		Period ended 31 August, 2025		Year ended 28 February, 2025		Year ended 28 February, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I	Class I	Class Z	Class Z	Class I	Class I	Class Z	Class Z
Destinations Core Fixed Income Fund
Shares sold	7,568,458	$63,604,055	1,057,337	$9,160,798	22,071,426	$185,304,812	2,961,846	$25,602,213
Shares issued on reinvestment	3,499,676	29,430,600	313,447	2,717,873	7,816,163	65,558,012	759,086	6,558,623
Shares repurchased	(33,397,822)	(280,017,392)	(2,349,063)	(20,331,878)	(59,385,723)	(499,257,354)	(10,019,343)	(86,894,652)
Net Decrease	(22,329,688)	$(186,982,737)	(978,279)	$(8,453,207)	(29,498,134)	$(248,394,530)	(6,298,411)	$(54,733,816)
Destinations Low Duration Fixed Income Fund
Shares sold	2,224,588	$20,732,420	240,759	$2,305,864	6,608,538	$61,812,158	791,820	$7,601,425
Shares issued on reinvestment	742,692	6,915,212	57,872	554,059	1,935,803	18,055,182	158,218	1,515,513
Shares repurchased	(6,769,891)	(63,087,157)	(484,017)	(4,642,778)	(16,386,201)	(153,152,676)	(2,086,269)	(20,015,299)
Net Decrease	(3,802,611)	$(35,439,525)	(185,386)	$(1,782,855)	(7,841,860)	$(73,285,336)	(1,136,231)	$(10,898,361)
Destinations Global Fixed Income Opportunities Fund
Shares sold	8,246,908	$77,491,248	526,207	$5,056,840	11,998,520	$112,672,168	1,316,276	$12,610,023
Shares issued on reinvestment	2,277,730	21,367,906	174,215	1,671,979	4,998,004	46,714,270	427,746	4,084,374
Shares repurchased	(13,641,144)	(127,634,609)	(665,662)	(6,380,864)	(24,901,718)	(233,835,397)	(3,722,078)	(35,708,821)
Net Increase/(Decrease)	(3,116,506)	$(28,775,455)	34,760	$347,955	(7,905,194)	$(74,448,959)	(1,978,056)	$(19,014,424)
Destinations Municipal Fixed Income Fund
Shares sold	3,480,821	$32,997,417	634,789	$6,039,436	7,322,867	$70,782,590	1,421,209	$13,772,481
Shares issued on reinvestment	1,053,523	9,958,456	62,815	596,633	2,358,382	22,732,761	133,259	1,291,099
Shares repurchased	(13,907,258)	(131,797,889)	(658,402)	(6,279,931)	(19,744,435)	(190,744,803)	(2,651,132)	(25,744,203)
Net Increase/(Decrease)	(9,372,914)	$(88,842,016)	39,202	$356,138	(10,063,186)	$(97,229,452)	(1,096,664)	$(10,680,623)
Destinations Multi Strategy Alternatives Fund
Shares sold	5,024,441	$51,689,412	463,805	$4,630,635	5,248,885	$55,251,873	794,428	$8,103,661
Shares issued on reinvestment	845,504	8,652,326	73,237	727,733	3,605,145	37,412,072	334,755	3,378,198
Shares repurchased	(9,551,820)	(97,586,109)	(549,749)	(5,456,929)	(26,562,859)	(279,173,481)	(3,511,921)	(36,003,559)
Net Decrease	(3,681,875)	$(37,244,371)	(12,707)	$(98,561)	(17,708,829)	$(186,509,536)	(2,382,738)	$(24,521,700)
Destinations Shelter Fund
Shares sold	549,559	$6,437,154	11,135	$131,286	787,554	$9,101,952	18,043	$203,245
Shares issued on reinvestment	6,914	81,540	242	2,826	27,724	321,053	944	10,762
Shares repurchased	(1,066,511)	(12,694,834)	(46,874)	(538,413)	(2,156,683)	(24,385,545)	(41,153)	(473,000)
Net Decrease	(510,038)	$(6,176,140)	(35,497)	$(404,301)	(1,341,405)	$(14,962,540)	(22,166)	$(258,993)
Destinations Real Assets Fund
Shares sold	16,075,348	$37,187,941	2,550,900	$5,204,088	144,171,965	$322,781,590	12,623,123	$25,169,195
Shares issued on reinvestment	—	—	—	—	342,007	728,474	30,318	57,605
Shares repurchased	(23,469,100)	(52,729,884)	(1,409,032)	(2,829,904)	(11,513,282)	(25,285,541)	(768,281)	(1,496,656)
Net Increase/(Decrease)	(7,393,752)	$(15,541,943)	1,141,868	$2,374,184	133,000,690	$298,224,523	11,885,160	$23,730,144

11. ReFlow Liquidity Program
The Funds may participate in one or more optional liquidity programs, which are designed to provide an alternative liquidity source for mutual funds when conducting normal business activities. Pursuant to the programs, a third-party purchases shares of a fund that settle the next business day and the fund has the ability to use incoming cash to meet net shareholder redemptions, as necessary. A Fund is not guaranteed to receive cash under the program on any given day. Following purchases of fund shares, the third-party then generally expects to redeem those shares when the fund experiences net sales or at other times at the third-party’s
384

Notes to Financial Statements
August 31, 2025 (unaudited)(continued)
11. ReFlow Liquidity Program (continued)
discretion, subject to the third-party’s independent decision making. While the third-party holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. The third-party could redeem its entire share position in the Fund and may request that such redemption be met in-kind in accordance with the Fund’s redemption in-kind policies.
For use of the liquidity program, a Fund may pay a fee to the third-party each time it purchases shares of such Fund. Fees associated with the use of the liquidity program are included within the miscellaneous expense on the Fund’s Statement of Operations. Purchases of a Fund’s shares through the liquidity program are made on an investment-blind basis without regard to such Fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, the third-party is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. The third-party will purchase shares of the Fund at net asset value and will not be subject to any investment minimum applicable to such shares.
The following table presents ReFlow activity during the period ended August 31, 2025:

Fund	Shares Purchased	Value of Shares Purchased	Shares Redeemed	Value of Cash and Securities Sold	In-kind Gain of Securities Sold
Destinations Large Cap Equity Fund	43,287,380	$ 468,728,803	44,061,238	$ 479,494,808	$246,926,115
Destinations Small-Mid Cap Equity Fund	7,740,174	$69,648,786	7,896,751	$71,523,324	$25,043,264
Destinations International Equity Fund	5,916,871	$73,440,365	5,909,217	$73,501,967	$29,120,582
Destinations Equity Income Fund	1,124,065	$14,480,662	1,124,065	$14,482,377	$3,702,078

12. In-Kind Transactions
During the period ended August 31, 2025, Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund and Destinations Equity Income Fund redeemed shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

Fund	Transaction Dates	Shares Redeemed	Securities at Value	Cash	Total Assets	Realized Gain
Destinations Large Cap Equity Fund	27-Mar-25	6,935,271	$ 100,672,073	$ 2,871,520	$103,543,593	$ 82,560,055
Destinations Small-Mid Cap Equity Fund	27-Mar-25	1,653,804	$14,153,873	$548,442	$14,702,315	$6,623,019
Destinations Equity Income Fund	27-Mar-25	787,402	$9,669,564	$322,562	$9,992,126	$4,845,377
Destinations Large Cap Equity Fund	9-May-25	7,118,644	$ 102,462,082	$ 3,178,596	$105,640,678	$ 75,363,624
Destinations Small-Mid Cap Equity Fund	9-May-25	2,283,105	$19,590,839	$660,303	$20,251,142	$ 10,367,382
Destinations Equity Income Fund	9-May-25	1,117,318	$13,534,088	$465,912	$14,000,000	$2,231,625
Destinations Large Cap Equity Fund	14-Aug-25	6,257,449	$ 102,636,284	$ 2,676,588	$105,312,872	$ 71,827,700
Destinations Small-Mid Cap Equity Fund	14-Aug-25	1,998,002	$19,316,293	$723,667	$20,039,960	$ 11,142,552
Destinations International Equity Fund	14-Aug-25	2,298,851	$29,047,811	$ 1,021,155	$30,068,966	$ 11,053,498
Destinations Equity Income Fund	14-Aug-25	1,120,239	$14,708,574	$381,045	$15,089,619	$8,357,538

385

Notes to Financial Statements
August 31, 2025 (unaudited)(concluded)
13. Segment Reporting
During the reporting period, the Funds adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard only impacts financial statement disclosures and does not affect the Funds’ financial positions or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Adviser is deemed to be the CODM of the Funds. Each of the Funds is considered to be a single operating segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations is the information used for the day-to-day management of the Funds. The operating results are consistent with, but not limited to, the information presented in the Funds’ Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.
14. New Accounting Pronouncement
In December 2023, FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, to enhance income tax disclosures. Main provisions include disaggregated tax rate reconciliation as well as income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. At this time, management is currently evaluating the amendment’s impact on the financial statements.
15. Subsequent Events
Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements.
386

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited)
Brinker Capital Destinations Trust (the “Trust” and, each series thereof a “Fund,” and together, the “Funds”) and Orion Portfolio Solutions, LLC (d/b/a Brinker Capital Investments) (the “Adviser”), operate under an investment advisory agreement (the “Advisory Agreement”), pursuant to which the Adviser selects investments in third-party funds and serves as a “manager of managers” for the Funds in that it selects and oversees professional third-party money managers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) who are responsible for investing allocated assets of one or more Funds’ assets pursuant to a separate investment advisory agreement (a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) between the Adviser and each Sub-Adviser.
Section 15 of the Investment Company Act of 1940, as amended (the “Investment Company Act”) requires that the initial approval of a Fund’s investment advisory agreement be specifically approved by the vote of a majority of the outstanding shareholders of the Fund and the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of any party to the Agreements (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the Investment Company Act requires that the continuation or renewal of any investment advisory agreement be approved at least annually (after an initial period of up to two years), which requires the vote of a majority of the Board of Trustees (the “Board”), including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required because of an exemptive order that was granted to the Trust by the U.S. Securities and Exchange Commission (“SEC”). In addition, as a result of the impact of the coronavirus and COVID-19 pandemic, the SEC issued three Orders in 2020 that conditionally exempt registered investment companies and their investment advisers and principal underwriters from in-person voting requirements. The relief provided by those Orders has not yet been withdrawn by the SEC Staff, and the Trust remains able to rely on that relief under certain circumstances.
Board Considerations of the Sub-Advisory Agreements
During the period covered by this Semi-Annual Report, the Board considered the renewal of certain Sub-Advisory Agreements with existing Sub-Advisers. In particular, at a meeting of the Board held on March 4-5, 2025, the Adviser recommended and the Board, including all of the Independent Trustees, approved the renewal of the existing Sub-Advisory Agreements for the management of the: (i) Destinations Large Cap Equity Fund by SSGA Funds Management Inc. (“SSGA”); (ii) Destinations Small-Mid Cap Equity Fund by SSGA; and (iii) Destinations International Equity Fund by BAMCO, Inc., Barrow Hanley Global Investors; Causeway Capital Management, Loomis, Sayles & Company, L.P., MFS Investment Management. SSGA, and T. Rowe Price Associates, Inc. Further, at a meeting of the Board held on May 28, 2025, the Adviser recommended and the Board, including all of the Independent Trustees, approved the renewal of the existing Sub-Advisory Agreements for the management of the: (i) Destinations Large Cap Equity Fund by Newton Investment Management North America, LLC, River Road Asset Management, LLC, and William Blair Investment Management, LLC; and (ii) Destinations Shelter Fund by Gateway Investment Advisers, LLC. In the context of its deliberation on these renewals, the Board also considered information provided by the Adviser during prior meetings.
For these meetings, the Board requested and received information from the Adviser and the Sub-Advisers that it deemed reasonably necessary for its review of the Sub-Advisory Agreements and to evaluate the relevant performance of each Sub-Adviser, with respect to the Funds. This information was provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Board also received a memorandum from counsel regarding the responsibilities of the Board in connection with its consideration of whether to renew the Trust’s Sub-Advisory Agreements. Finally, the Independent Trustees received advice from independent counsel to the Independent Trustees, met in executive sessions outside the presence of Fund management and participated in question and answer sessions with representatives of the Adviser and the Sub-Advisers.
Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from the Adviser and the Sub-Advisers regarding: (i) the quality of the Sub-Advisers’ investment management and other services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that the Adviser pays the Sub-Advisers, compared with fees charged to comparable accounts; (vi) the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (vii) the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (viii) the Funds’ performance over various periods of time compared with peer groups of mutual funds or the Funds’ benchmark indexes.
387

In voting to renew or approve the Sub-Advisory Agreements, as applicable, the Trustees considered whether the renewal or the approval of the Sub-Advisory Agreements would be in the best interests of the respective Fund and its shareholders, including an evaluation based on several factors, some of which are listed below.
Nature, Extent and Quality of the Sub-Advisory Services Provided
The Board received and considered information regarding the nature, extent and quality of services that will continue to be provided to the Funds by the Sub-Advisers under the Sub-Advisory Agreements. The Trustees considered information regarding the process by which the Adviser selected and recommended the Sub-Advisers to the Board for renewal, and the supervisory activities over the Sub-Advisers performed by the Adviser, including monitoring the Sub-Advisers’ compliance with the investment objectives, policies, and restrictions of the allocated assets of each applicable Fund. The Board considered the Sub-Advisers’ specific responsibilities in all aspects of the day-to-day management of the portion of the Funds’ assets allocated to them, as well as the qualifications, experience and responsibilities of the persons serving as the portfolio managers for the Funds’ assets to be managed by the Sub-Adviser and of other key personnel of the Sub-Adviser. The Trustees discussed the terms of the Sub-Advisory Agreements and considered the Adviser’s favorable assessment of the nature and quality of the Sub-Advisers’ services expected to continue to be provided to the Funds. The Board also reviewed information received from the Adviser and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act and those of the Adviser and of each Sub-Adviser.
The Board discussed with representatives of the Adviser, the portfolio management strategy that would continue to be employed by each of the Sub-Advisers. The Board concluded that, overall, the nature, extent and quality of the investment advisory services expected to be provided by each Sub-Adviser was adequate and appropriate in light of: (i) the Sub-Adviser’s experience and the qualifications of its investment personnel in providing portfolio management services to other investment portfolios, (ii) the portfolio management and research resources expected to be applied by the Sub-Adviser in managing the portion of the Fund’s assets allocated to them, (iii) how the Sub-Adviser is expected to complement the applicable Fund’s existing Sub-Advisers, (iv) the Sub-Adviser’s compliance program, and (v) the Adviser’s recommendation to engage the Sub-Adviser.
Performance
The Board received information from the Adviser regarding the Sub-Advisers’ historical performance returns managing the Funds, with such performance compared to a relevant index. The Board discussed with representatives of the Adviser the investment strategy to be employed by each Sub-Adviser, its portfolio managers’ experience, and the Adviser’s experience and reputation in selecting, evaluating, and overseeing investment managers, including the process and diligence undertaken by the Adviser in evaluating Sub-Adviser performance. The Board determined that these factors supported a decision to renew the Sub-Advisory Agreements.
Management Fees and Expense Ratios
As to each Fund, the Board noted that it had reviewed and considered at the November 2024 Governance Committee meeting and the December 2024 Board Meeting, and in conversations at meetings throughout the year, the contractual management fees payable by the Adviser to the Sub-Advisers in light of the nature, extent and quality of the sub-advisory services provided by the Sub-Advisers. The Board also reviewed and considered whether any fee waiver and/or expense reimbursement arrangements were in place for a Fund and considered the actual fee rate (after taking any such waivers and reimbursements into account) (“Actual Management Fee”), noting in particular the existence of an ongoing contractual fee waiver that limits the total amount of advisory fees that may be retained by the Adviser to 44.4 basis points of each Fund’s assets. The Board noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and each Sub-Adviser, whereby the Adviser has no incentive to not vigorously negotiate the sub-advisory fees, given that a lower total advisory fee will make the Funds more competitive in the marketplace, generally. The Board also noted that the Actual Management Fee for each of the Funds was lower than the contractual management fee. Additionally, the Board considered and discussed information about the Sub-Advisers’ fees and comparable information for other sub-advised funds and accounts managed by the Sub-Advisers.
Profitability
For certain Sub-Advisers, the Board considered whether the levels of compensation and profitability realized by each Sub-Adviser were reasonable in connection with its management of the Funds. For other Sub-Advisers, that were unwilling to provide account-specific profitability due to confidentiality concerns, the Board determined that the absence of such information was not determinative to the Board’s decision to renew or approve the Sub-Advisory Agreement. Further, in those cases where Sub-Advisers were willing and able to provide account-specific profitability information, the Board took into consideration that calculating an investment adviser’s performance on the basis of a single account (in particular a single sub-advised account) may
388

not be an accurate reflection of the profitability of that investment adviser at the firm level or at the level of an investment strategy. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to each Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and the Adviser.
Economies of Scale
As to each Sub-Advisory Agreement, the Board considered and discussed whether the size of the assets allocated to the Sub-Adviser and, if applicable, the size of the Sub-Adviser’s investment strategy as a whole, warranted consideration of whether sufficient economies of scale could be realized by the Sub-Adviser with respect to its management of the Fund, such that the implementation of a breakpoint fee or a fee reduction might be appropriate. As part of this assessment, the Board took into consideration inflow and outflow trends across the Fund complex, across various periods, as well as recent market trends for mutual funds overall. As to each Fund, the Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders, in general, should realize economies of scale as certain expenses, such as fixed fees, become a smaller percentage of overall assets.
Other Benefits
As to each Fund, the Board considered other benefits received or that could be expected to be received by each Sub-Adviser and its affiliates as a result of their relationship with the Funds, including soft dollar arrangements, receipt of brokerage, the opportunity to offer additional products and services to Fund shareholders, or other benefits that could accrue to the Sub-Advisers in terms of increased visibility or reputation within the industry (so-called “fall-out benefits”). In light of each Sub-Adviser’s day-to-day management of the portion of the respective Fund’s assets allocated to it, the Board determined that any such ancillary benefits that the Sub-Adviser and its affiliates receive through their management of the Funds are reasonable.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Trustees, with the advice of Fund counsel and independent legal counsel, unanimously resolved to renew the proposed Sub-Advisory Agreements, having determined that the Sub-Advisory Agreements would be in the best interests of the applicable Funds and their shareholders.
389

Additional Information (unaudited)
TRUSTEES AND OFFICERS OF THE TRUST
The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, the Adviser, the Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.
Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a “multi-manager” strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment advisory services, the Adviser monitors and supervises the services provided to the Trust by its administrator. The Adviser also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.
The names of the Trustees and officers of the Trust, their addresses, and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 80. Unless otherwise noted, the business address of each Trustee is 1055 Westlakes Drive, Suite 250, Berwyn, PA 19312.
The executive officers of the Trust are employees of organizations that provide services to the Funds. Unless otherwise noted, the business address of each officer is 1055 Westlakes Drive, Suite 250, Berwyn, PA 19312.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES*
J. Scott Coleman, CFA Birth Year: 1960	Trustee	Since 2017	President and Managing Partner of Woodland Park Consulting, LLC since 2017. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, Delaware Investments 2008 to 2015. In addition, Head of Macquarie Investment Management EMEA Distribution from 2012 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	11	Osterweis Capital Management since May 2022, Optimum Fund Trust from 2011 to 2015.
Nicholas Marsini, Jr. Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Delaware from 2011 to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	11	FundVantage Trust, Third Avenue Trust, Third Avenue Variable Series Trust.

390

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Board Memberships Held During Past Five Years by Trustee
Gregory E. McGowan Birth Year: 1949	Trustee	Since 2017	President and CEO, GEMPENN Global Consultancy, Inc. since 2016. Senior Strategic Advisor, Franklin Templeton Investments in 2016. Executive Vice President, Director and General Counsel of Templeton International, Inc. from 1992 to 2016. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	11
Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management Company Limited, Templeton Investment Counsel LLC, Franklin Templeton Trustee Services Private Limited (India), Franklin Templeton International Services S.A. (Luxembourg), Franklin Templeton Investments (Asia) Limited, Franklin Templeton Investments Japan Ltd., Templeton Asset Management Ltd. (Singapore), Franklin Templeton Holding Limited (Mauritius), Franklin Templeton Investment Services Mexico, S. de R. L., Templeton Global Growth Fund Ltd (Australia), Franklin Liberty Shares ICAV (Ireland), Franklin Emerging Markets Debt Fund PLC (Ireland), Franklin Floating Rate Fund PLC (Ireland), The Dar Group (sub-advisory board), Hammerspace Inc. (sub-advisory board).

*	Each Trustee remains in office until he or she resigns, retires or is removed.
391

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INTERESTED TRUSTEES*
Joseph V. Del Raso** Birth Year: 1952	Trustee	Since 2017 (Chair of the Board until April 1, 2018).	Partner at Troutman Pepper Hamilton LLP (law firm) since 1998.	11	Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company).
Noreen D. Beaman Birth Year: 1964	Chair of the Board of Trustees	Since 2018	Executive Coach at East Bay Merchant Partners since 2023; President of Brinker Capital Investments, LLC from 2020 until 2022. Chief Executive Officer of Brinker Capital, Inc. from 2012 to 2020. President of Brinker Capital Holdings, LLC from 2020 to 2022. President and CEO of Brinker Capital Securities, LLC from 2014 to 2022. President of Orion Advisor Solutions, Inc. from 2021 to 2022 (EVP in 2020). President of Orion Advisor Technology, LLC from 2021 to 2022 (EVP in 2020). President of Orion Portfolio Solutions, LLC from 2021 to 2022.	11
Advisory Council to the Adviser since 2025. Board of Directors/Managers for following entities from 2020 to 2025 and Vice Chair from 2022 to 2025: GT Polaris GP, LLC, GT Polaris Holdings, Inc., GT Polaris Midco, Inc., Orion Advisor Solutions, Inc.; Commonwealth Financial Network, Advisory Board from May 2023 to May 2025.

*	Each Trustee remains in office until he or she resigns, retires or is removed.
**
Mr. Del Raso became an “interested” Trustee (as such term is defined under Section 2(a)(19) of the Investment Company Act) as of April 1, 2018. The law firm at which Mr. Del Raso is a partner provides legal services to a current Sub-Adviser of the Funds, making Mr. Del Raso an interested person with respect to the Trust, as a technical matter, pursuant to paragraphs (A)(iii) and (B)(iv) of Section 2(a)(19) of the 1940 Act.

392

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS***
Brian Ferko Birth Year: 1971	President & Chief Operating Officer	Since March 2024 and September 2023 respectively
Chief Compliance Officer of Brinker Capital Investments from 2015 to 2023; Chief Compliance Officer of Brinker Capital Investments, LLC contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of Cipperman Compliance Services from 2012 to 2015.

Kevin Fustos Birth Year: 1980	Chief Financial Officer & Treasurer	Since December 2020	Vice President of Financial Planning and Analysis, Orion Advisor Solutions, since 2016; Omaha Public Power District from 2004 to 2016.
Peter Townsend Birth Year: 1977	Secretary, Chief Compliance Officer & Anti Money Laundering Officer	Since January 2017 and March 2024 respectively.
Deputy Funds Chief Compliance Officer of Brinker Capital Investments since 2017; Director of Compliance of Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance of Cipperman Compliance Services from 2013 to 2015; Associate of J.P. Morgan Chase & Co. from 2008 to 2013.

Toni Gretsky, IACCP® Birth Year: 1976	Assistant Secretary	Since June 2024
Senior Compliance and Fund Operations Manager of Brinker Capital Investments since 2023; Senior Compliance Associate at Orion Portfolio Solutions from 2020-2023; Compliance Coordinator at Brinker Capital from 2008-2020: Administrative Assistant/Supervisor for Brinker Capital from 2004-2008.

Kylee Beach Birth Year: 1984	Assistant Secretary	Since March 2024
General Counsel and Secretary, Orion Advisor Solutions, Inc., since 2019; Orion Advisor Technology, LLC, since 2014; Brinker Capital Investments, since 2020 and also General Counsel for CLS Investments, LLC, now part of Brinker Capital Investments, LLC, since 2014; GT Polaris Holdings Inc., since 2020; GT Polaris Midco, Inc., since 2020; Brinker Capital Securities, LLC, since 2020; Advizr, Inc., since 2019; Orion Portfolio Solutions, LLC, since 2018; BasisCode Compliance, LLC, since 2021; Redtail Technology Inc., since 2022; TownSquare Capital, LLC, since 2022; Associate General Counsel, NorthStar Financial Services Group, LLC from 2012 to 2018.

393

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Brian Storey, CFA Birth Year: 1974	Investment Officer	Since June 2022
Head of Multi-Asset Strategies at Brinker Capital Investments since 2024; Deputy Chief Investment Officer - Destinations Portfolios at Brinker Capital Investments from 2023 to 2024; Senior Portfolio Manager at Brinker Capital Investments from 2022 to 2023; Senior Vice President and Senior Portfolio Manager at First Citizens Bank & Trust from 2016 to 2021.

Andrew Goins, CFA Birth Year: 1984	Investment Officer	Since June 2023
Senior Portfolio Manager at Brinker Capital Investments since 2023; Director of SMA and Mutual Fund Due Diligence at Brinker Capital Investments from 2021 to 2023; Investment Manager at Brinker Capital Investments from 2015 to 2021.

Timothy Holland, CFA Birth Year: 1969	Investment Officer	Since June 2022
Chief Investment Officer of Brinker Capital Investments since September 2024 and from 2020 to 2023; Chief Investment Officer of TownSquare Capital, LLC, an Orion Company since 2023; Portfolio Manager of Brinker Capital Investments since 2017; Senior Vice President and Global Investment Strategist of Brinker Capital Investments, LLC from 2017 to 2020; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.

Patrick Amerson Birth Year: 1994	Investment Officer	Since December 2021
Investment Analyst at Brinker Capital Investments since 2021; Client Service Representative at Brinker Capital Investments, LLC from 2019 to 2021; Operations Associate at Brinker Capital Investments, LLC from 2017-2019.

***
The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

394

Brinker Capital Destinations Trust
Investment Adviser
Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments
1055 Westlakes Drive, Suite 250
Berwyn, PA 19312
www.brinkercapital.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Legal Counsel
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, PA 19103-3007
www.morganlewis.com
Independent Registered Public Accounting Firm
KPMG LLP
1735 Market Street
Philadelphia, PA 19103
www.kpmg.us
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each Fund’s risk, objectives, fees and expenses, experience of management, and other information.
Visit www.destinationsfunds.com for more information.

DSA_SAR

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes in and/or disagreements with Accountants during the period covered by this report.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES.

There were no matters submitted to a vote of shareholders during the period covered by this report.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT COMPANIES.

The aggregate renumeration paid to all Trustees is included within the financial statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The basis for approval of the Investment Advisory Contracts is included within the financial statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 19. EXHIBITS.

(a)(1)	Not Applicable.

(a)(2)	Not Applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not Applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By:	(Signature and Title)

/s/ Brian Ferko
Brian Ferko
Title:	President
Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Brian Ferko
Brian Ferko
Title:	President
Date:	October 23, 2025

By:	(Signature and Title)

/s/ Kevin Fustos
Kevin Fustos
Title:	Chief Financial Officer and Treasurer

Date:	October 23, 2025